UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 597-2000

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.86%

ALASKA—1.30%
Anchorage, General Obligations Unlimited, Series C (NPFGC Insured)
4.25%, 08/01/12	$250,000	$263,840

		263,840
ARIZONA—6.67%
Arizona State Transportation Board Revenue, Series A
5.00%, 07/01/12	200,000	212,718
Maricopa County Community College District, General Obligations Unlimited
5.00%, 07/01/12	220,000	234,399
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (NPFGC Insured)
4.70%, 07/01/12	250,000	264,972
Mesa, General Obligations Limited (NPFGC Insured-FGIC)
5.25%, 07/01/12	175,000	186,307
Phoenix Civic Improvement Corp. Transportation Excise Tax Revenue (AMBAC Insured)
5.25%, 07/01/12	225,000	239,135
Tempe, General Obligations Unlimited
5.00%, 07/01/12	200,000	212,872

		1,350,403
CALIFORNIA—12.63%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/12	220,000	233,649
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	260,000	275,163
California State, General Obligations Unlimited
5.00%, 06/01/12	50,000	52,551
Chabot-Las Positas Community College District, General Obligations Unlimited (AMBAC Insured)
4.00%, 08/01/12	100,000	104,484
East Bay Municipal Utility District Water System Revenue (AGM Insured)
5.00%, 06/01/12	125,000	132,780
Eastern Municipal Water District California Water & Sewer, Certificates of Participation, Series A (NPFGC Insured)
5.00%, 07/01/12	300,000	318,192
Los Angeles Community College District, Election of 2003, General Obligations Unlimited, Series E (AGM Insured)
4.25%, 08/01/12	100,000	104,988
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AGC Insured)
5.00%, 07/01/12	205,000	218,036
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
3.50%, 07/01/12	185,000	192,263
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/12	100,000	106,312
Los Angeles Unified School District, General Obligations Unlimited, Series B (AMBAC Insured)
5.00%, 07/01/12	150,000	158,587
Los Angeles Unified School District, General Obligations Unlimited, Series KRY
4.00%, 07/01/12	160,000	166,787

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

San Diego Unified School District Election of 1998, General Obligations Unlimited, Series D (NPFGC Insured-FGIC)
4.00%, 07/01/12	95,000	99,320
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A (NPFGC Insured)
5.00%, 07/01/12	100,000	105,879
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	100,000	102,984
Southern California Public Power Authority Revenue, Series A-1 (AMBAC Insured)
4.50%, 07/01/12	175,000	183,816

		2,555,791
COLORADO—2.98%
Colorado Department of Transportation Revenue
5.25%, 06/15/12	220,000	234,564
Platte River Power Authority Power Revenue, Series EE Prerefunded 06/01/12
5.38%, 06/01/16	150,000	159,999
Regional Transportation District, Certificates of Participation, Series A (AMBAC Insured)
4.50%, 06/01/12	200,000	208,598

		603,161
CONNECTICUT—1.32%
Connecticut State, General Obligations Unlimited, Series B Prerefunded 06/15/12
5.50%, 06/15/18	250,000	267,695

		267,695
DISTRICT OF COLUMBIA—0.77%
District of Columbia, General Obligations Unlimited, Series B (NPFGC Insured)
6.00%, 06/01/12	145,000	155,153

		155,153
FLORIDA—5.42%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	220,000	229,876
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured)
5.00%, 07/01/12	150,000	159,053
5.25%, 07/01/12	220,000	234,093
Florida State Department of Environmental Protection Preservation Revenue, Series A
4.00%, 07/01/12	250,000	261,007
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/12	100,000	105,888
Miami-Dade County School District, General Obligations Unlimited (AGM Insured)
5.38%, 08/01/12	100,000	106,711

		1,096,628
GEORGIA—3.00%
Georgia State, General Obligations Unlimited, Series D
4.00%, 08/01/12	100,000	105,366
Georgia State, General Obligations Unlimited, Series D Prerefunded 08/01/12
5.00%, 08/01/15	250,000	267,155

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/12	220,000	233,545

		606,066
HAWAII—1.05%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/12	200,000	212,872

		212,872
ILLINOIS—2.00%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.25%, 08/01/12	290,000	302,340
Illinois State, General Obligations Unlimited, Series A
4.50%, 06/01/12	100,000	102,879

		405,219
IOWA—1.32%
Iowa Finance Authority Revenue
5.25%, 08/01/12	250,000	268,068

		268,068
LOUISIANA—1.16%
Louisiana State, General Obligations Unlimited, Series B (CIFG Insured)
5.00%, 07/15/12	220,000	234,359

		234,359
MARYLAND—4.85%
Baltimore County, General Obligations Unlimited
5.00%, 08/01/12	300,000	320,817
Frederick County, General Obligations Unlimited
3.50%, 06/01/12	250,000	260,283
Maryland State, General Obligations Unlimited, Second Series
5.50%, 07/15/12	200,000	215,036
Montgomery County, General Obligations Unlimited, Series A
5.00%, 06/01/12	175,000	185,969

		982,105
MASSACHUSETTS—6.52%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.25%, 07/01/12	250,000	267,295
Massachusetts Commonwealth, General Obligations Limited
5.00%, 07/01/12	200,000	212,872
Massachusetts Commonwealth, General Obligations Limited, Series D (NPFGC Insured) Prerefunded 08/01/12
5.38%, 08/01/20	500,000	535,095
Massachusetts Commonwealth, General Obligations Limited, Series D Prerefunded 08/01/12
5.38%, 08/01/19	150,000	160,528
Massachusetts Commonwealth, School Building Authority Sales Tax Revenue, Series A
5.00%, 08/15/12	135,000	144,229

		1,320,019

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

MICHIGAN—0.62%
Michigan Municipal Bond Authority Revenue (AGM Insured)
5.00%, 06/01/12	120,000	125,429

		125,429
MINNESOTA—1.12%
Nobles County, General Obligations Unlimited, Series C
3.00%, 08/01/12	220,000	227,429

		227,429
NEVADA—2.99%
Clark County School District, General Obligations Limited, Series B (AMBAC Insured)
5.00%, 06/15/12	150,000	159,164
Clark County School District, General Obligations Limited, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/12	100,000	106,109
Clark County School District, General Obligations Limited, Series C (AGM Insured)
5.00%, 06/15/12	125,000	132,636
Clark County, General Obligations Limited, Series A
3.00%, 06/01/12	200,000	206,302

		604,211
NEW HAMPSHIRE—0.84%
Manchester School Facilities Revenue (NPFGC Insured)
5.25%, 06/01/12	160,000	170,368

		170,368
NEW JERSEY—5.54%
Middlesex County, General Obligations Unlimited
4.00%, 06/01/12	100,000	104,789
New Jersey State Educational Facilities Authority Revenue, Series K
3.30%, 07/01/12	200,000	208,052
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	130,000	138,828
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/12	100,000	105,427
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM
5.00%, 06/15/12	305,000	323,831
New Jersey Water Supply Authority Revenue, (NPFGC Insured)
5.00%, 08/01/12	225,000	240,354

		1,121,281
NEW MEXICO—1.05%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	200,000	212,486

		212,486
NEW YORK—8.86%
Long Island Power Authority Revenue, Series B
5.25%, 06/01/12	150,000	158,964
New York City, General Obligations Unlimited, Series C
5.50%, 08/01/12	100,000	107,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

New York City, General Obligations Unlimited, Series E
5.00%, 08/01/12	300,000	319,650
New York City, General Obligations Unlimited, Series G (XLCA Insured)
5.50%, 08/01/12	275,000	294,899
New York City, General Obligations Unlimited, Series K
4.00%, 08/01/12	160,000	167,968
New York State Dormitory Authority (Columbia University), Revenue, Series B
5.00%, 07/01/12	250,000	266,363
New York State Dormitory Authority (State University of New York), State Supported Debt Revenue, Series A (NPFGC Insured)
5.00%, 07/01/12	250,000	265,585
Newark Central School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/15/12	200,000	212,408

		1,793,172
OHIO—3.52%
Cincinnati City School District, General Obligations Limited ETM (AGM Insured)
5.00%, 06/01/12	100,000	106,084
Ohio State University General Receipts Revenue, Series A
5.00%, 06/01/12	150,000	159,054
Ohio State, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/12	220,000	234,887
University of Cincinnati General Receipts Revenue, Series F Prerefunded 06/01/12
5.38%, 06/01/16	200,000	213,224

		713,249
OKLAHOMA—0.42%
Grand River Dam Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/12	80,000	84,674

		84,674
OREGON—0.53%
Salem-Keizer School District No. 24J, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/12	100,000	106,243

		106,243
PENNSYLVANIA—1.30%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	263,060

		263,060
PUERTO RICO—5.58%
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	220,000	231,075
Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12
5.00%, 07/01/27	400,000	426,180
Puerto Rico Electric Power Authority Power Revenue, Series II (XLCA Insured) Prerefunded 07/01/12
5.25%, 07/01/22	195,000	210,422
Puerto Rico Highway & Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 07/01/12	100,000	105,034

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Puerto Rico Public Buildings Authority Revenue (Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/12	150,000	157,335

		1,130,046
TEXAS—4.30%
Austin Independent School District, General Obligations Unlimited (NPFGC Insured)
4.25%, 08/01/12	100,000	105,555
Dallas, General Obligations Limited
5.00%, 08/15/12	100,000	106,920
El Paso, General Obligations Limited (NPFGC Insured-FGIC)
5.00%, 08/15/12	250,000	266,690
Harris County Toll Road Senior Lien Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 08/15/12	150,000	160,271
San Antonio, General Obligations Limited
5.25%, 08/01/12	215,000	230,499

		869,935
UTAH—1.65%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.25%, 07/01/12	140,000	149,142
Utah State, General Obligations Unlimited, Series B
4.00%, 07/01/12	175,000	183,925

		333,067
VIRGINIA—2.96%
Loudoun County, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 07/01/12	200,000	213,214
Virginia Commonwealth Public School Authority Revenue (State Aid Withholding Insured)
4.00%, 07/15/12	250,000	262,980
Virginia Public Building Authority Public Facilities Revenue, Series A
5.00%, 08/01/12	115,000	122,782

		598,976
WASHINGTON—3.76%
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/12	200,000	212,872
Pierce County School Distric No. 10, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 06/01/12	200,000	212,130
Washington State, General Obligations Unlimited, Series B
5.00%, 07/01/12	115,000	122,401
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/12	200,000	212,872

		760,275
WEST VIRGINIA—0.52%
West Virginia State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/01/12	100,000	106,052

		106,052

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

WISCONSIN - 1.31%
Wisconsin State Clean Water Revenue, Series 3
5.00%, 06/01/12	250,000	265,210

		265,210

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,802,307)		19,806,542

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.18%(a)(b)	115,318	115,318

		115,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,318)		115,318

TOTAL INVESTMENTS IN SECURITIES—98.43%
(Cost: $19,917,625)		19,921,860
Other Assets, Less Liabilities—1.57%		318,175

NET ASSETS—100.00%		$20,240,035

AGC	-Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.76%

ALASKA—1.76%
Anchorage, General Obligations Unlimited, Series D (AMBAC Insured)
4.50%, 08/01/13	$285,000	$309,390

		309,390
ARIZONA—4.87%
Arizona State Transportation Board Highway Revenue, Subseries A
5.25%, 07/01/13	150,000	165,153
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (AGM Insured)
4.00%, 07/01/13	100,000	107,466
Maricopa County, Peoria Unified School District No. 11, General Obligations Limited (AGM Insured)
5.00%, 07/01/13	125,000	136,405
Phoenix, General Obligations Unlimited, Series A
5.00%, 07/01/13	210,000	230,853
Pima County, General Obligations Unlimited (NPFGC Insured)
5.00%, 07/01/13	100,000	109,305
Tucson, Arizona Water Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/13	100,000	108,995

		858,177
CALIFORNIA—18.24%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/13	110,000	120,056
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.25%, 07/01/13	305,000	332,883
California State, General Obligations Unlimited
5.00%, 06/01/13	260,000	278,551
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	950,000	1,007,190
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (NPFGC Insured)
5.25%, 07/01/13	200,000	220,360
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	250,000	273,718
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/24	260,000	286,159
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.00%, 01/01/28	125,000	137,576
Los Angeles Unified School District, General Obligations Unlimited, Series KRY
5.00%, 07/01/13	100,000	108,325
Morgan Hill Unified School District, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/13	150,000	164,640
Sacramento County, California Airport System Revenue, Series B
5.00%, 07/01/13	165,000	177,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

San Jose Unified School District, General Obligations Unlimited, Series C (NPFGC Insured-FGIC)
4.00%, 08/01/13	100,000	106,734

		3,213,816
COLORADO—2.58%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/13	410,000	454,346

		454,346
DELAWARE—0.84%
Delaware Transportation Authority Transportation System Revenue (NPFGC Insured)
5.00%, 07/01/13	135,000	148,406

		148,406
DISTRICT OF COLUMBIA—0.62%
District of Columbia, General Obligations Unlimited, Series B (AMBAC Insured)
5.00%, 06/01/13	100,000	109,544

		109,544
FLORIDA—4.50%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/13	150,000	159,018
Florida State Board of Education Lottery Revenue, Series C
4.00%, 07/01/13	125,000	132,722
Florida State Board of Education, General Obligations Unlimited, Series B
5.25%, 06/01/13	110,000	120,699
Florida State Department of Environmental Protection Preservation Revenue, Series A (AMBAC Insured)
5.00%, 07/01/13	250,000	270,340
Florida State Turnpike Authority Turnpike Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/13	100,000	109,487

		792,266
GEORGIA—1.25%
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/13	205,000	220,834

		220,834
HAWAII—0.62%
Honolulu City & County, General Obligations Unlimited, Series B (NPFGC Insured)
5.00%, 07/01/13	100,000	109,852

		109,852
ILLINOIS—2.18%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.25%, 06/01/13	210,000	224,605
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/13	150,000	158,852

		383,457

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

MARYLAND—1.32%
Maryland State, General Obligations Unlimited, Series A
3.00%, 08/15/13	220,000	231,816

		231,816
MASSACHUSETTS—3.89%
Massachusetts Commonwealth Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/13	150,000	165,896
Massachusetts Commonwealth, General Obligations Limited, Series D
4.38%, 08/01/13	250,000	270,727
Massachusetts Commonwealth, General Obligations Unlimited, Series A
5.25%, 08/01/13	125,000	138,141
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/13	100,000	109,951

		684,715
MINNESOTA—0.47%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/13	75,000	82,504

		82,504
NEVADA—1.85%
Clark County School District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/15/13	200,000	218,212
Las Vegas Valley Water District, General Obligations Limited, Series B
5.00%, 06/01/13	100,000	108,561

		326,773
NEW JERSEY—15.42%
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/25	135,000	148,426
5.25%, 06/15/21	300,000	331,653
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	220,000	241,879
5.00%, 06/15/28	200,000	219,890
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/13	250,000	274,903
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/17	500,000	555,785
5.50%, 06/15/22	690,000	766,983
Somerset County, General Obligations Unlimited, Series A
4.00%, 07/15/13	165,000	177,693

		2,717,212
NEW MEXICO—1.44%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/13	100,000	109,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

New Mexico State Severance Tax Revenue, Series A-1
4.00%, 07/01/13	135,000	144,593

		254,123
NEW YORK—8.40%
New York City, General Obligations Unlimited, Series F
5.00%, 08/01/13	145,000	158,569
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/13	225,000	246,055
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 08/15/13	155,000	169,888
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/13	200,000	218,716
New York State Dormitory Authority, State Supported Debt Revenue
4.00%, 07/01/13	100,000	106,279
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
5.00%, 06/15/13	330,000	361,786
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C
5.50%, 06/01/13	200,000	219,340

		1,480,633
OHIO—6.72%
Columbus City School District, General Obligations Unlimited (FGIC Insured) Prerefunded 06/01/13
5.00%, 12/01/31	500,000	548,225
Ohio State Major New Street Infrastructure Project Revenue, Series 2007-1 (AGM Insured)
5.00%, 06/15/13	225,000	245,943
Ohio State Water Development Authority Water Pollution Control Revenue
5.00%, 06/01/13	105,000	114,958
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/13	250,000	275,040

		1,184,166
PENNSYLVANIA—2.02%
Delaware River Joint Toll Bridge Commission Revenue
5.25%, 07/01/13	100,000	109,013
Pennsylvania State, General Obligations Unlimited, First Series
5.00%, 07/01/13	125,000	137,412
Pennsylvania State, General Obligations Unlimited, Second Series (NPFGC Insured-FGIC)
5.00%, 07/01/13	100,000	109,930

		356,355
PUERTO RICO—3.44%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
5.00%, 07/01/13	250,000	266,220
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/13	200,000	212,882
Puerto Rico Highway & Transportation Authority Transportation Revenue (FGIC Insured)
5.50%, 07/01/13	120,000	127,878

		606,980

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

TEXAS—3.61%
Denton County, General Obligations Limited (NPFGC Insured)
4.00%, 07/15/13	150,000	161,338
El Paso Independent School District, General Obligations Unlimited
5.00%, 08/15/13	160,000	175,138
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/13	120,000	132,368
University of Texas Finance Department Revenue, Series C
5.25%, 08/15/13	150,000	166,449

		635,293
UTAH—2.09%
Salt Lake County, General Obligations Unlimited
5.00%, 06/15/13	100,000	109,842
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	100,000	110,061
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/15	135,000	148,723

		368,626
VIRGINIA—5.32%
Arlington County, General Obligations Unlimited, Series D
3.00%, 08/01/13	200,000	210,674
Richmond, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 07/15/13	100,000	110,141
Virginia Building Authority Public Facilities Revenue, Series A
5.00%, 08/01/13	300,000	330,048
Virginia Commonwealth Public School Authority Revenue, Series B
5.00%, 08/01/13	135,000	148,777
Virginia Commonwealth, General Obligations Unlimited, Series A
5.00%, 06/01/13	125,000	137,340

		936,980
WASHINGTON—3.62%
Energy Northwest Electric Revenue, Series A (NPFGC Insured)
5.25%, 07/01/13	255,000	281,426
King County School District No. 1, General Obligations Limited, Series A (School Board Guaranty Insured)
5.00%, 06/01/13	100,000	109,484
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/13	225,000	247,536

		638,446
WISCONSIN—0.69%
Wisconsin State Clean Water Revenue, Series 2 (NPFGC Insured)
5.50%, 06/01/13	110,000	121,602

		121,602

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $17,201,702)		17,226,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.18%(a)(b)	181,536	181,536

		181,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,536)		181,536

TOTAL INVESTMENTS IN SECURITIES—98.79%
(Cost: $17,383,238)		17,407,848
Other Assets, Less Liabilities—1.21%		212,735

NET ASSETS—100.00%		$17,620,583

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.04%

ARIZONA—6.26%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/14	$260,000	$290,727
Arizona State Transportation Board Revenue, Series A
5.00%, 07/01/14	250,000	279,362
Chandler Excise Tax Revenue
2.25%, 07/01/14	200,000	205,926
Glendale Union High School District No. 205, General Obligations Unlimited (NPFGC Insured)
4.25%, 07/01/14	150,000	162,179
Maricopa County Unified School District No. 80, General Obligations Unlimited (AGM Insured)
4.00%, 07/01/14	100,000	108,922
Maricopa County Unified School District No.11, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	250,000	278,008
Phoenix Civic Improvement Corp. Water System Revenue (NPFGC Insured)
5.00%, 07/01/14	100,000	111,564
Surprise Municipal Property Corp. Excise Tax Revenue (AMBAC Insured)
5.00%, 07/01/14	125,000	137,776

		1,574,464
CALIFORNIA—10.51%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/14	660,000	733,577
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	200,000	227,166
California State, General Obligation Unlimited
4.13%, 06/01/14	250,000	264,525
Desert Sands Unified School District, Election of 2001, General Obligations Unlimited, (AGM Insured)
5.00%, 06/01/14	100,000	110,812
Los Angeles Department of Water & Power Revenue, Series A
3.00%, 07/01/14	250,000	262,302
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/14	250,000	274,875
Metropolitan Water District of Southern California Waterworks Revenue, Series A
5.00%, 07/01/14	180,000	200,556
Sacramento County Airport System Revenue, Series D (AGM Insured)
3.30%, 07/01/14	125,000	130,795
Sacramento Municipal Utility District Financing Authority Revenue (NPFGC Insured)
3.75%, 07/01/14	100,000	103,742
San Diego Unified School District, General Obligations Unlimited, Series C-2 (AGM Insured)
5.00%, 07/01/14	200,000	222,622
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A (NPFGC Insured)
5.00%, 07/01/14	100,000	110,772

		2,641,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

COLORADO—0.45%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/14	100,000	113,652

		113,652
CONNECTICUT—0.89%
Connecticut State, General Obligations Unlimited, Series B (NPFGC Insured)
5.00%, 06/01/14	200,000	223,760

		223,760
DELAWARE—0.66%
New Castle County, General Obligations Unlimited, Series A
4.25%, 07/15/14	150,000	165,530

		165,530
FLORIDA—5.65%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/14	300,000	320,886
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured)
5.00%, 07/01/14	150,000	165,706
Florida State Board of Education Revenue, Series C
5.00%, 07/01/14	150,000	165,707
Florida State Board of Education, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/14	200,000	223,064
Florida State Board of Education, General Obligations Unlimited, Series B
5.00%, 06/01/14	95,000	105,955
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/14	300,000	329,487
Miami-Dade County Transit Sales Tax Revenue (AGM Insured)
5.00%, 07/01/14	100,000	110,449

		1,421,254
GEORGIA—3.90%
Bartow County, General Obligations Unlimited (NPFGC Insured)
4.50%, 08/01/14	100,000	110,283
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/14	100,000	111,249
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	200,000	229,020
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/14	250,000	273,352
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/14	230,000	256,266

		980,170
HAWAII—1.11%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/14	250,000	280,180

		280,180

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

ILLINOIS—1.93%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/14	100,000	107,660
Illinois State Sales Tax Revenue (AGM Insured)
5.00%, 06/15/14	200,000	216,790
Illinois State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 08/01/14	150,000	160,439

		484,889
INDIANA—2.77%
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14
5.13%, 06/01/29	115,000	129,652
5.25%, 06/01/29	500,000	565,790

		695,442
IOWA—0.43%
Polk County, General Obligations Unlimited, Series B
4.00%, 06/01/14	100,000	108,913

		108,913
KENTUCKY—1.96%
Kentucky State Property & Buildings Commission Revenue, Series A
5.00%, 08/01/14	145,000	160,238
Kentucky State Turnpike Authority Revenue, Series A
5.00%, 07/01/14	300,000	333,609

		493,847
MARYLAND—2.73%
Baltimore County, General Obligations Unlimited
5.00%, 08/01/14	200,000	226,410
Frederick County, General Obligations Unlimited
5.00%, 08/01/14	155,000	174,887
Maryland State, General Obligations Unlimited, Series B
5.25%, 08/15/14	250,000	284,997

		686,294
MASSACHUSETTS—8.56%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.25%, 07/01/15	100,000	113,032
Massachusetts Commonwealth Water Pollution Abatement Trust Revenue, Series 14
5.00%, 08/01/14	300,000	338,490
Massachusetts Commonwealth Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/14	115,000	130,024
Massachusetts Commonwealth, General Obligations Limited, Series A
3.00%, 08/01/14	135,000	141,874
5.00%, 08/01/14	200,000	224,076
Massachusetts Commonwealth, General Obligations Limited, Series B Prerefunded 08/01/14
5.00%, 08/01/23	350,000	392,917
Massachusetts Commonwealth, General Obligations Limited, Series C (AGM Insured)
4.00%, 08/01/14	165,000	179,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Massachusetts Commonwealth, General Obligations Unlimited, Series A Prerefunded 08/01/14
5.00%, 08/01/15	265,000	297,494
Massachusetts Commonwealth, General Obligations Unlimited, Series B
5.00%, 08/01/14	100,000	112,038
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/14	200,000	224,194

		2,153,271
MINNESOTA—1.12%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/14	250,000	282,263

		282,263
NEBRASKA—0.67%
University of Nebraska Facilities Corp. Revenue (AMBAC Insured)
5.00%, 07/15/14	150,000	168,194

		168,194
NEVADA—3.99%
Clark County Passenger Facility Charge Revenue, Series A
5.00%, 07/01/14	95,000	103,699
Clark County School District, General Obligations Limited, Series B
5.00%, 06/15/14	110,000	121,542
Clark County School District, General Obligations Limited, Series B (AMBAC Insured)
5.00%, 06/15/14	100,000	110,493
Clark County School District, General Obligations Limited, Series B (NPFGC Insured-FGIC Insured)
5.00%, 06/15/14	100,000	110,387
Clark County, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/14	130,000	143,632
Henderson, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/01/14	250,000	276,855
Las Vegas Valley Water District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/01/14	125,000	137,976

		1,004,584
NEW JERSEY—4.49%
Atlantic City, General Obligations Unlimited (NPFGC Insured)
5.00%, 08/15/14	100,000	109,549
New Jersey State, General Obligations Unlimited
5.00%, 06/01/14	200,000	224,936
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/14
5.25%, 06/15/19	700,000	794,024

		1,128,509
NEW MEXICO—0.69%
Albuquerque Bernalillo County Water Utility Authority Water & Sewer System Revenue, Series A-1
4.00%, 07/01/14	160,000	173,875

		173,875

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

NEW YORK—15.74%
Buffalo Fiscal Stability Authority Sales Tax & State Aid Revenue, Series A (NPFGC Insured)
5.25%, 08/15/14	125,000	141,416
Long Island Power Authority Electric System Revenue, Series B
5.25%, 06/01/14	275,000	303,699
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 07/01/14	115,000	128,565
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series EE
2.50%, 06/15/14	225,000	232,765
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (NPFGC Insured-FGIC)
5.00%, 07/15/14	330,000	367,138
New York City, General Obligations Unlimited, Series A
3.00%, 08/01/14	235,000	245,474
New York City, General Obligations Unlimited, Series B
5.00%, 08/01/14	340,000	378,689
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/14	250,000	278,447
New York City, General Obligations Unlimited, Series H (CIFG Insured)
5.00%, 08/01/14	100,000	111,232
New York City, General Obligations Unlimited, Series K
4.00%, 08/01/14	260,000	280,587
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/14	150,000	166,335
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue (NPFGC Insured-FGIC)
3.25%, 07/01/14	365,000	381,936
New York State Dormitory Authority (Columbia University), Revenue, Series B
5.00%, 07/01/14	250,000	282,007
New York State Dormitory Authority (St. John’s University), Non-State Supported Debt Revenue, Series A (NPFGC Insured)
5.00%, 07/01/14	100,000	109,936
New York State Dormitory Authority (State University of New York), State Supported Debt Revenue (NPFGC Insured)
5.00%, 07/01/14	200,000	220,942
New York State Dormitory Authority, State Supported Debt Revenue
4.00%, 07/01/14	105,000	112,529
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.00%, 06/15/14	200,000	217,326

		3,959,023
NORTH CAROLINA—2.25%
Charlotte, General Obligations Unlimited
5.00%, 08/01/14	250,000	282,075
Mecklenburg County, General Obligations Unlimited, Series A
5.00%, 08/01/14	250,000	282,543

		564,618
OHIO—2.18%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/14	130,000	146,939
Ohio State, General Obligations Unlimited, Series A
5.00%, 06/15/14	115,000	128,768
Ohio State, General Obligations Unlimited, Series C
4.00%, 08/01/14	250,000	271,977

		547,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

OREGON—0.89%
Washington County School District No. 48J, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 06/01/14	200,000	223,844

		223,844
PENNSYLVANIA—2.04%
Pennsylvania Commonwealth, General Obligations Unlimited
5.25%, 07/01/14	200,000	226,358
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue
5.00%, 06/15/14	160,000	177,885
Philadelphia Water & Wastewater Revenue, Series A
5.00%, 06/15/14	100,000	108,464

		512,707
PUERTO RICO—3.55%
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/14	90,000	96,620
Puerto Rico Commonwealth, General Obligations Unlimited, Series A
5.25%, 07/01/14	205,000	218,399
Puerto Rico Electric Power Authority Revenue, Series OO (NPFGC Insured-FGIC)
5.00%, 07/01/14	100,000	108,175
Puerto Rico Electric Power Authority Revenue, Series QQ (XLCA Insured)
5.25%, 07/01/14	100,000	108,640
Puerto Rico Public Buildings Authority Revenue, Series H (FGIC-Commonwealth of Puerto Rico GTD Insured)
5.25%, 07/01/14	100,000	106,127
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	225,000	255,164

		893,125
TEXAS—5.10%
Austin Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/01/14	100,000	112,493
Crowley Independent School District, General Obligations Unlimited (PSF-GTD Insured)
4.00%, 08/01/14	215,000	233,901
Dallas, General Obligations Limited
4.00%, 08/15/14	200,000	217,694
Eagle Mountain & Saginaw Independent School District, General Obligations Unlimited, Series C (PSF-GTD Insured)
5.00%, 08/15/14	200,000	224,722
Harris County, General Obligations Unlimited, Series C
5.00%, 08/15/14	100,000	112,248
Leander Independent School District, General Obligations Unlimited (NPFGC Insured-FGIC)
4.00%, 08/15/14	100,000	108,155
Round Rock Independent School District, General Obligations Unlimited
4.00%, 08/01/14	250,000	272,252

		1,281,465
UTAH—0.99%
Davis County School District (School Board Guaranty), General Obligations Unlimited
4.25%, 06/01/14	125,000	136,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Utah State, General Obligations Unlimited, Series C
5.00%, 07/01/14	100,000	112,730

		249,341
VIRGINIA—2.44%
Greater Richmond Convention Center Authority Hotel Tax Revenue (NPFGC Insured)
5.00%, 06/15/14	150,000	163,008
Portsmouth, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	100,000	112,656
Richmond, General Obligations Unlimited (AGM Insured)
5.00%, 07/15/14	100,000	112,571
Virginia Commonwealth, General Obligations Unlimited, Series A
5.00%, 06/01/14	100,000	112,629
Virginia Public Building Authority Public Facilities Revenue, Series B
5.00%, 08/01/14	100,000	112,306

		613,170
WASHINGTON—3.64%
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/14	200,000	224,144
Grays Harbor County Public Utility District No.1 Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/14	180,000	195,343
Seattle Municipal Light & Power Revenue (AGM Insured)
5.00%, 08/01/14	100,000	112,009
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/14	140,000	157,177
Washington State, General Obligations Unlimited, Series A
5.50%, 07/01/14	200,000	227,326

		915,999
WISCONSIN—0.45%
Wisconsin State Transportation Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/14	100,000	111,963

		111,963

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $24,743,182)		24,653,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.57%

MONEY MARKET FUNDS—0.57%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.18%(a)(b)	143,193	143,193

		143,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,193)		143,193

TOTAL INVESTMENTS IN SECURITIES—98.61%
(Cost: $24,886,375)		24,796,967
Other Assets, Less Liabilities—1.39%		349,305

NET ASSETS—100.00%		$25,146,272

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.09%

ARIZONA—4.89%
Arizona State Board of Regents University System Revenue, Series C
5.50%, 07/01/15	$245,000	$278,964
Arizona Transportation Board Excise Tax Revenue
5.00%, 07/01/15	100,000	113,541
Chandler Excise Tax Revenue
2.50%, 07/01/15	100,000	103,408
Maricopa County Unified School District No. 80
5.00%, 07/01/15	250,000	285,478
Phoenix, General Obligations Unlimited, Series B
4.00%, 07/01/15	200,000	219,756

		1,001,147
CALIFORNIA—7.90%
California State Economic Recovery, General Obligations Unlimited, Series A
4.00%, 07/01/15	125,000	133,814
California State, General Obligations Unlimited
5.00%, 06/01/15	175,000	192,244
Fremont Unified School District, Alameda County, General Obligations Unlimited
4.00%, 08/01/15	135,000	145,954
Los Angeles Community College District, General Obligations Unlimited, Series E-1
3.00%, 08/01/15	150,000	154,925
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/15	250,000	282,582
Los Angeles Unified School District, General Obligations Unlimited (NPFGC Insured)
5.25%, 07/01/15	200,000	224,812
San Francisco City & County, General Obligations Unlimited, Series B
5.00%, 06/15/15	235,000	265,989
Sonoma County Junior College District
5.00%, 08/01/15	50,000	56,229
Visalia Unified School District, General Obligations Unlimited
4.00%, 08/01/15	150,000	160,544

		1,617,093
COLORADO—1.50%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/15	150,000	173,875
University of Colorado Enterprise Revenue, Series A
3.25%, 06/01/15	125,000	132,143

		306,018
CONNECTICUT—5.02%
Connecticut State Special Tax Obligation Revenue, Series B (AMBAC Insured)
5.00%, 07/01/15	300,000	338,409
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/15	420,000	477,536
Hartford County Metropolitan District
3.00%, 06/01/15	200,000	211,208

		1,027,153

Schedule of Investments (Unaudited) (Continued)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

DELAWARE—1.23%
Delaware Transportation Authority Transportation System Revenue
5.00%, 07/01/15	220,000	251,427

		251,427
FLORIDA—5.36%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/15	200,000	214,976
Florida State Board of Education, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/15	215,000	243,513
Florida State Board of Education, General Obligations Unlimited, Series B
5.00%, 06/01/15	200,000	226,524
Florida State Turnpike Authority Revenue, Series A
5.00%, 07/01/15	125,000	141,521
Hillsborough County Capital Improvement Revenue (NPFGC Insured)
5.00%, 07/01/15	235,000	269,228

		1,095,762
GEORGIA—4.46%
Forsyth County School District, General Obligations Unlimited (AGM Insured)
4.00%, 06/01/15	250,000	273,715
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/15	320,000	361,280
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/15	150,000	165,588
Metropolitan Atlanta Rapid Transit Authority Revenue, Series A (AMBAC Insured)
5.00%, 07/01/15	100,000	112,757

		913,340
HAWAII—4.67%
Hawaii State Highway Revenue, Series A (AGM Insured)
3.75%, 07/01/15	250,000	270,758
Hawaii State, General Obligations Unlimited, Series DO
5.00%, 08/01/15	250,000	284,212
Honolulu City & County, General Obligations Unlimited, Series B
5.25%, 07/01/15	250,000	288,175
University of Hawaii Revenue, Series A (NPFGC Insured)
5.00%, 07/15/15	100,000	112,390

		955,535
ILLINOIS—1.45%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/15	75,000	81,066
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/15	200,000	214,598

		295,664
MARYLAND—6.48%
Baltimore Project Revenue, Series D (AMBAC Insured)
5.00%, 07/01/15	200,000	226,804
Frederick County, General Obligations Unlimited, Series A
5.00%, 07/01/15	250,000	286,530
Howard County, General Obligations Unlimited, Series B
5.00%, 08/15/15	280,000	322,585

Schedule of Investments (Unaudited) (Continued)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Maryland State, General Obligations Unlimited, Second Series
5.00%, 08/01/15	180,000	207,223
Maryland State, General Obligations Unlimited, Series A
4.00%, 08/01/15	100,000	110,719
Montgomery County Department of Finance, General Obligations Unlimited, Series A
5.00%, 06/01/15	150,000	172,131

		1,325,992
MASSACHUSETTS—6.93%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/15
4.75%, 07/01/34	640,000	724,518
Massachusetts Commonwealth Special Obligation Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 06/01/15	225,000	259,900
Massachusetts Commonwealth, General Obligations Unlimited, Series B
5.00%, 08/01/15	380,000	432,991

		1,417,409
NEBRASKA—1.40%
Omaha Douglas Civic Center, General Obligations Unlimited
5.00%, 06/01/15	250,000	286,080

		286,080
NEVADA—2.19%
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.25%, 06/15/15	200,000	223,894
Clark County, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/15	200,000	223,184

		447,078
NEW JERSEY—1.60%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/15	290,000	327,265

		327,265
NEW MEXICO—0.55%
New Mexico State Severance Tax Revenue, Series A
5.00%, 07/01/15	100,000	113,541

		113,541
NEW YORK—8.96%
New York City Municipal Water Finance Authority Water & Sewerage System Revenue, Series C
5.00%, 06/15/15	100,000	113,950
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/15	250,000	285,430
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/15	195,000	220,058
New York City, General Obligations Unlimited, Series E
5.00%, 08/01/15	200,000	225,700
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/15	100,000	112,850
New York City, General Obligations Unlimited, Subseries E-1
5.00%, 08/01/15	100,000	112,850

Schedule of Investments (Unaudited) (Continued)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

New York City, General Obligations Unlimited, Subseries J-1
4.00%, 08/01/15	100,000	108,497
New York State Dormitory Authority Lease Revenue
3.00%, 07/01/15	250,000	259,612
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D
5.00%, 06/15/15	150,000	170,855
New York State Dormitory Authority, State Supported Debt Revenue
5.00%, 07/01/15	100,000	111,598
New York State Dormitory Authority, State Supported Debt Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/15	100,000	111,598

		1,832,998
NORTH CAROLINA—3.03%
Charlotte Airport Revenue, Series B
5.00%, 07/01/15	350,000	389,641
Durham County, General Obligations Unlimited, Series B
4.00%, 06/01/15	100,000	110,185
North Carolina State, General Obligations Unlimited, Series A
5.00%, 06/01/15	105,000	120,492

		620,318
OHIO—1.97%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/15	350,000	402,500

		402,500
OREGON—4.47%
Beaverton School District, General Obligations Unlimited,
5.00%, 06/01/15	215,000	245,278
Portland Sewer System Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/15	350,000	397,054
Salem, General Obligations Unlimited
4.00%, 06/01/15	250,000	272,525

		914,857
PENNSYLVANIA—2.22%
Pennsylvania Commonwealth, General Obligations Unlimited
5.25%, 07/01/15	250,000	288,175
Pennsylvania Turnpike Commission Revenue, Subseries C
4.75%, 06/01/15	150,000	165,687

		453,862
PUERTO RICO—4.64%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A (AGC Insured)
5.00%, 07/01/15	150,000	165,732
Puerto Rico Electric Power Authority Revenue (NPFGC Insured)
5.00%, 07/01/15	315,000	341,627
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/15	215,000	230,641
University of Puerto Rico Revenue, Series P
5.00%, 06/01/15	200,000	211,718

		949,718

Schedule of Investments (Unaudited) (Continued)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

RHODE ISLAND—0.87%
Rhode Island Economic Development Corp. Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/15	160,000	177,435

		177,435
TEXAS—5.91%
Bexar County, General Obligations Limited (AGM Insured)
5.00%, 06/15/15	250,000	283,220
Pflugerville Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 08/15/15	250,000	287,965
San Antonio, General Obligations Limited
5.00%, 08/01/15	140,000	160,087
Texas State, General Obligations Unlimited, Series E
5.00%, 08/01/15	200,000	228,696
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/15	215,000	248,527

		1,208,495
UTAH—1.62%
Utah State, General Obligations Unlimited, Series B
4.00%, 07/01/15	300,000	331,692

		331,692
VIRGINIA—3.34%
Arlington County, General Obligations Unlimited, Series D
4.00%, 08/01/15	125,000	138,456
Virginia Public Building Authority Public Facilities Revenue, Series C
5.00%, 08/01/15	250,000	285,158
Virginia Public School Authority Revenue, Series B
5.25%, 08/01/15	225,000	259,857

		683,471
WASHINGTON—5.43%
Energy Northwest Electric Revenue, Series A
4.00%, 07/01/15	100,000	109,560
Energy Northwest Electric Revenue, Series C
5.00%, 07/01/15	250,000	284,665
Seattle, General Obligations Unlimited, Series B
5.00%, 08/01/15	185,000	211,544
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/15	145,000	165,323
Washington State, General Obligations Unlimited, Series C (NPFGC Insured-FGIC)
0.00%, 06/01/15	250,000	226,565
Washington State, General Obligations Unlimited, Series R-2006A (AMBAC Insured)
5.00%, 07/01/15	100,000	113,866

		1,111,523

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $20,038,309)		20,067,373

Schedule of Investments (Unaudited) (Continued)

iShares® 2015 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.70%

MONEY MARKET FUNDS—0.70%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.18%(a)(b)	142,742	142,742

		142,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,742)		142,742

TOTAL INVESTMENTS IN SECURITIES—98.79%
(Cost: $20,181,051)		20,210,115
Other Assets, Less Liabilities—1.21%		246,678

NET ASSETS—100.00%		$20,456,793

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.13%

ARIZONA—11.30%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/16	$250,000	$286,913
Arizona State University Energy Management LLC Revenue
5.00%, 07/01/16	200,000	220,087
Arizona State University Revenue, Series A (AMBAC Insured)
4.00%, 07/01/16	100,000	108,790
Maricopa County Unified School District No. 4 Mesa University, General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
4.00%, 07/01/16	100,000	108,844
Mesa Utility System Revenue (NPFGC Insured-FGIC)
5.25%, 07/01/16	200,000	228,818
Phoenix Civic Improvement Corp. Airport Revenue, Series C
4.00%, 07/01/16	250,000	267,235
Pima County, General Obligations Unlimited (NPFGC Insured-FGIC)
4.50%, 07/01/16	100,000	111,360
Scottsdale Municipal Property Corp. Excise Tax Revenue Prerefunded 07/01/16
5.00%, 07/01/21	150,000	175,029
Scottsdale, General Obligations Limited
5.00%, 07/01/16	180,000	209,419

		1,716,495
CALIFORNIA—8.04%
California State, General Obligations Unlimited
4.00%, 07/01/16	100,000	107,238
5.00%, 08/01/16	250,000	274,295
Desert Sands Unified School District, General Obligations Unlimited
5.00%, 08/01/16	100,000	113,912
East Bay Municipal Utility District Water System Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/01/16	60,000	69,272
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/16	130,000	147,893
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
5.00%, 07/01/16	25,000	28,269
Los Angeles Unified School District, General Obligations Unlimited, Series KY
5.00%, 07/01/16	200,000	225,490
Sacramento Municipal Utility District Revenue, Series U (AGM Insured)
5.00%, 08/15/16	130,000	147,360
San Jose Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/16	100,000	106,859

		1,220,588
COLORADO—1.00%
Denver City & County Justice System, General Obligations Unlimited
5.00%, 08/01/16	130,000	151,273

		151,273
CONNECTICUT—2.66%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/16	250,000	287,665

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Norwalk, General Obligations Unlimited, Series B
5.00%, 07/01/16	100,000	116,743

		404,408
DELAWARE—0.95%
Delaware Transportation Authority Transportation System Revenue, Series A
5.00%, 07/01/16	125,000	144,580

		144,580
FLORIDA—6.74%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/16	75,000	80,585
Florida State Board of Education, General Obligations Unlimited, Series D
5.25%, 06/01/16	215,000	248,940
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/16	115,000	128,778
Florida State Right-of-Way Acquisition & Bridge Construction, General Obligations Unlimited
5.00%, 07/01/16	250,000	286,495
Florida State Turnpike Authority Revenue, Series A
5.00%, 07/01/16	100,000	114,319
Miami-Dade County Building Better Communities Program, General Obligations Unlimited, Series B
5.00%, 07/01/16	50,000	56,181
Miami-Dade County Entitlement Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/16	100,000	109,001

		1,024,299
GEORGIA—6.24%
Chatham County School District, General Obligations Unlimited (AGM Insured)
5.25%, 08/01/16	190,000	222,279
Cherokee County School System, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
4.25%, 08/01/16	250,000	277,520
Georgia State Road & Tollway Authority Revenue (NPFGC Insured)
5.00%, 06/01/16	265,000	300,560
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/16	130,000	147,965

		948,324
HAWAII—2.27%
Hawaii State, General Obligations Unlimited, Series DN
5.00%, 08/01/16	200,000	229,756
Honolulu City & County Revenue, Series A (NPFGC Insured)
5.00%, 07/01/16	100,000	115,158

		344,914
ILLINOIS—6.38%
Chicago Transit Authority Capital Grant Receipts Revenue (AGM Insured)
5.00%, 06/01/16	100,000	108,217
Illinois State Sales Tax Revenue (NPFGC Insured)
5.00%, 06/15/16	100,000	109,279
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/31	500,000	584,285

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Illinois State, General Obligations Unlimited, Series A
5.00%, 06/01/16	160,000	167,646

		969,427
INDIANA—0.75%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured)
5.50%, 07/01/16	100,000	113,866

		113,866
MARYLAND—1.65%
Howard County, General Obligations Unlimited, Series B
5.00%, 08/15/16	215,000	250,813

		250,813
MASSACHUSETTS—4.60%
Massachusetts Bay Transportation Authority Revenue, Series A
5.00%, 07/01/16	100,000	115,551
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	90,000	106,175
Massachusetts Commonwealth, General Obligations Limited, Series A
5.00%, 08/01/16	250,000	287,477
Massachusetts Port Authority Revenue, Series D (AGM Insured)
5.50%, 07/01/16	165,000	188,739

		697,942
MINNESOTA—0.92%
Minnesota State, General Obligations Unlimited, Series D
5.00%, 08/01/16	120,000	139,637

		139,637
MISSISSIPPI—0.72%
Mississippi Development Bank Special Obligations Revenue (AMBAC Insured)
5.00%, 07/01/16	100,000	108,670

		108,670
NEVADA—0.74%
Clark County School District, General Obligations Limited, Series C
5.00%, 06/15/16	100,000	112,262

		112,262
NEW JERSEY—4.26%
New Jersey State Educational Facilities Authority Revenue (AGM Insured)
5.00%, 07/01/16	100,000	111,764
New Jersey State Transportation Trust Fund Authority Revenue, Series A
5.75%, 06/15/16	100,000	114,152
New Jersey State, General Obligations Unlimited
5.00%, 06/01/16	370,000	421,023

		646,939
NEW YORK—6.02%
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (State Aid Withholding Insured)
5.00%, 07/15/16	250,000	283,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/16	125,000	141,928
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/16	200,000	227,084
New York State Dormitory Authority (Columbia University), Revenue, Series B
5.00%, 07/01/16	225,000	262,030

		914,799
NORTH CAROLINA—2.28%
Cape Fear Public Utility Authority Water & Sewer System Revenue
5.00%, 08/01/16	200,000	230,096
Charlotte Water & Sewer System Revenue, Series A
5.00%, 07/01/16	100,000	115,834

		345,930
OHIO—5.85%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/16	200,000	227,900
Ohio State Water Development Authority Revenue, Series A
5.00%, 06/01/16	250,000	287,665
Ohio State, General Obligations Unlimited
5.00%, 08/01/16	200,000	229,212
Ohio State, General Obligations Unlimited, Series A
5.00%, 06/15/16	125,000	143,885

		888,662
OREGON—3.48%
Beaverton School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/01/16	200,000	231,020
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/16	100,000	115,555
Oregon State, General Obligations Unlimited, Series A
4.00%, 08/01/16	165,000	182,285

		528,860
PENNSYLVANIA—3.86%
Pennsylvania Commonwealth Turnpike Commission Revenue, Subseries C (AGM Insured)
5.00%, 06/01/16	200,000	224,542
Pennsylvania Commonwealth, General Obligations Unlimited (NPFGC Insured)
5.38%, 07/01/16	215,000	252,614
Philadelphia, General Obligations Unlimited (CIFG Insured)
5.00%, 08/01/16	100,000	108,894

		586,050
PUERTO RICO—4.36%
Puerto Rico Commonwealth, General Obligations Unlimited (NPFGC Insured)
6.00%, 07/01/16	185,000	201,915
Puerto Rico Electric Power Authority Revenue, Series LL (NPFGC Insured)
5.50%, 07/01/16	320,000	355,062
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series B (CIFG Insured)
5.25%, 07/01/16	100,000	105,285

		662,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

RHODE ISLAND—1.90%
Rhode Island State & Providence Plantations, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/16	180,000	204,165
Rhode Island State Economic Development Corp. Revenue (NPFGC Insured-FGIC)
5.00%, 06/15/16	75,000	83,671

		287,836
SOUTH CAROLINA—1.39%
South Carolina State Highway, General Obligations Unlimited, Series A
4.00%, 06/01/16	190,000	211,096

		211,096
SOUTH DAKOTA—0.76%
Sioux Falls School District No. 49-5, General Obligations Unlimited, Series B
5.00%, 07/01/16	100,000	115,101

		115,101
TEXAS—2.65%
Denton Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/16	200,000	231,348
Harris County Revenue, Series A (NPFGC Insured)
5.00%, 08/15/16	150,000	171,139

		402,487
VIRGINIA—1.52%
Virginia Commonwealth Public School Authority Revenue, Series A
5.00%, 08/01/16	200,000	231,464

		231,464
WASHINGTON—3.12%
Washington State Motor Vehicle Fuel Tax-2007B, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/16	250,000	287,895
Washington State Public Power Supply System Nuclear Project No. 1 Revenue, Series B
7.13%, 07/01/16	150,000	186,489

		474,384
WISCONSIN—1.72%
Wisconsin State Transportation Revenue, Series A (AGM Insured)
5.25%, 07/01/16	225,000	261,633

		261,633

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $14,781,475)		14,905,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.45%

MONEY MARKET FUNDS—0.45%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.18%(a)(b)	68,781	68,781

		68,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,781)		68,781

TOTAL INVESTMENTS IN SECURITIES—98.58%
(Cost: $14,850,256)		14,973,782
Other Assets, Less Liabilities—1.42%		216,006

NET ASSETS—100.00%		$15,189,788

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.32%

ALABAMA—0.69%
Alabama Water Pollution Control Authority Revenue, Series B
2.50%, 08/15/17	$150,000	$142,335

		142,335
ARIZONA—4.70%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/17	105,000	120,835
Maricopa County High School District No. 210, General Obligations Unlimited (NPFGC Insured)
5.00%, 07/01/17	280,000	319,609
Mesa Utility System Revenue (NPFGC Insured)
5.25%, 07/01/17	140,000	160,308
Phoenix, General Obligations Unlimited, Series A
5.00%, 07/01/17	215,000	249,383
Regional Public Transportation Authority Excise Tax Revenue, Series A
5.00%, 07/01/17	100,000	112,744

		962,879
CALIFORNIA—14.97%
Berkeley Unified School District, General Obligations Unlimited
4.00%, 08/01/17	150,000	160,341
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/17	475,000	534,636
East Side Union High School District Santa Clara County, General Obligations Unlimited, Series B (AGC Insured)
4.00%, 08/01/17	200,000	212,060
Escondido Union School District, General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
5.00%, 08/01/17	160,000	175,666
Evergreen Elementary School District, General Obligations Unlimited, Series A (AGM Insured)
6.00%, 08/01/17	100,000	120,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/17	205,000	234,856
Los Angeles Department of Water & Power Revenue, Subseries A-2
4.13%, 07/01/17	200,000	218,332
5.00%, 07/01/17	250,000	287,218
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/17	100,000	112,208
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 06/01/17	225,000	252,493
Sacramento County Airport System Revenue, Series D (AGM Insured)
3.75%, 07/01/17	380,000	392,312
Santa Clara Unified School District, General Obligations Unlimited
5.00%, 07/01/17	200,000	230,552
Southwestern Community College District, General Obligations Unlimited, Series B (NPFGC Insured)
5.25%, 08/01/17	120,000	137,918

		3,068,946

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

CONNECTICUT—2.21%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/17	125,000	144,395
Danbury, General Obligations Unlimited, Series B
5.00%, 07/01/17	265,000	309,030

		453,425
DELAWARE—1.80%
Delaware Transportation Authority Transportation System Revenue, Series A
5.00%, 07/01/17	115,000	133,617
New Castle County, General Obligations Unlimited, Series A
5.00%, 07/15/17	200,000	234,476

		368,093
DISTRICT OF COLUMBIA—0.55%
District of Columbia, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 06/01/17	100,000	113,604

		113,604
FLORIDA—1.18%
Florida State, General Obligations Unlimited, Series A
5.00%, 07/01/17	210,000	241,263

		241,263
GEORGIA—3.99%
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/17	200,000	228,780
Georgia State, General Obligations Unlimited, Series E Prerefunded 08/01/17
5.00%, 08/01/21	500,000	589,990

		818,770
HAWAII—1.66%
Hawaii State Highway Revenue
5.50%, 07/01/17	200,000	234,234
Honolulu City & County Wastewater System Revenue, Series A
3.25%, 07/01/17	100,000	105,063

		339,297
ILLINOIS—0.88%
Illinois State, General Obligations Unlimited, Series A
5.00%, 06/01/17	75,000	77,579
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured-FGIC)
5.50%, 06/15/17	90,000	103,012

		180,591
IOWA—1.36%
Iowa Finance Authority Revenue
4.25%, 08/01/17	250,000	278,957

		278,957

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

KANSAS—2.22%
Johnson County Water District No. 1 Water Revenue
4.50%, 06/01/17	400,000	454,308

		454,308
KENTUCKY—0.56%
Kentucky State Turnpike Authority Revenue, Series A
5.00%, 07/01/17	100,000	113,986

		113,986
LOUISIANA—0.82%
Louisiana Public Facilities Authority Revenue (AMBAC Insured)
4.00%, 06/01/17	165,000	168,094

		168,094
MARYLAND—4.13%
Baltimore Project Revenue, Series D (AMBAC Insured)
5.00%, 07/01/17	215,000	246,938
Frederick County, General Obligations Unlimited
4.00%, 06/01/17	50,000	55,301
Howard County, General Obligations Unlimited, Series B
5.00%, 08/15/17	215,000	252,034
Maryland State, General Obligations Unlimited
5.00%, 07/15/17	250,000	292,927

		847,200
MASSACHUSETTS—3.49%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/17	200,000	237,586
Massachusetts Commonwealth, General Obligations Limited, Series B
5.00%, 07/01/17	100,000	115,081
Massachusetts Commonwealth, General Obligations Limited, Series D
5.50%, 08/01/17	215,000	253,982
Massachusetts Port Authority Revenue, Series B (AGM Insured)
4.50%, 07/01/17	100,000	108,743

		715,392
MINNESOTA—1.14%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/17	200,000	233,862

		233,862
NEVADA—2.68%
Clark County Airport Revenue, Series D
5.00%, 07/01/17	50,000	55,386
Clark County Highway Improvement Revenue (AMBAC Insured)
5.00%, 07/01/17	250,000	274,620
Clark County School District, General Obligations Limited, Series B (AMBAC Insured)
4.50%, 06/15/17	200,000	218,824

		548,830

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

NEW HAMPSHIRE—2.69%
New Hampshire Municipal Bond Bank, Series A
5.00%, 08/15/17	475,000	552,240

		552,240
NEW JERSEY—5.48%
Camden County Municipal Utilities Authority Revenue (County GTD Insured)
5.25%, 07/15/17	100,000	113,739
New Jersey State Educational Facilities Authority Revenue, Series F
4.50%, 07/01/17	250,000	284,827
New Jersey State, General Obligations Unlimited
5.00%, 06/01/17	215,000	244,780
New Jersey State, General Obligations Unlimited, Series N (NPFGC Insured-FGIC)
5.50%, 07/15/17	200,000	233,282
New Jersey State Transportation Trust Fund Authority Revenue, Series A
5.75%, 06/15/17	215,000	245,788

		1,122,416
NEW MEXICO—1.12%
New Mexico State Severance Tax Revenue, Series A
5.00%, 07/01/17	200,000	230,292

		230,292
NEW YORK—10.00%
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/17	250,000	285,842
New York City, General Obligations Unlimited, Series A-1
4.20%, 08/01/17	200,000	216,098
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/17	125,000	141,025
New York City, General Obligations Unlimited, Series E
5.00%, 08/01/17	725,000	817,945
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue
5.00%, 07/01/17	85,000	95,430
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 06/15/17	175,000	200,874
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.50%, 06/15/17	150,000	179,189
Port Authority of New York & New Jersey Revenue (AGM Insured)
5.00%, 08/15/17	100,000	113,431

		2,049,834
OHIO—1.21%
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/17	215,000	247,775

		247,775
OREGON—1.08%
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/17	190,000	220,449

		220,449

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

PENNSYLVANIA—3.87%
Delaware Valley Regional Financial Authority Revenue
5.75%, 07/01/17	450,000	497,286
Pennsylvania Commonwealth, General Obligations Unlimited
5.38%, 07/01/17	100,000	118,242
Pennsylvania Commonwealth, General Obligations Unlimited (AGM Insured)
5.38%, 07/01/17	150,000	177,066

		792,594
PUERTO RICO—8.96%
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (XLCA Insured)
5.50%, 07/01/17	180,000	190,318
Puerto Rico Commonwealth, General Obligations Unlimited, Series B
5.25%, 07/01/17	150,000	155,620
Puerto Rico Electric Power Authority Revenue, Series JJ (XLCA Insured)
5.38%, 07/01/17	365,000	401,719
Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/17	100,000	107,905
Puerto Rico Highway & Transportation Authority Revenue, Series AA (NPFGC Insured)
5.50%, 07/01/17	155,000	164,333
Puerto Rico Highway & Transportation Authority Revenue, Series BB (AMBAC Insured)
5.25%, 07/01/17	150,000	156,933
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/17	375,000	397,905
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.25%, 08/01/17	240,000	261,756

		1,836,489
TEXAS—6.70%
Houston Airport System Revenue, Series B (NPFGC Insured)
5.00%, 07/01/17	150,000	165,788
Klein Independent School District, General Obligations Unlimited, Series A
4.00%, 08/01/17	250,000	270,402
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured)
4.25%, 08/15/17	230,000	256,367
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured), Series A
5.00%, 08/01/17	250,000	290,020
Texas Water Development Board Revenue, Series A
5.00%, 07/15/17	125,000	144,444
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/17	210,000	245,723

		1,372,744
UTAH—1.23%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/17	215,000	251,716

		251,716
VIRGINIA—1.99%
Virginia Commonwealth Public Building Authority Public Facilities Revenue
5.00%, 08/01/17	100,000	115,573

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

December 31, 2010

Virginia Commonwealth Public School Authority Revenue
5.25%, 08/01/17	100,000	117,551
Virginia Commonwealth, General Obligations Unlimited, Series B
5.00%, 06/01/17	150,000	175,611

		408,735
WASHINGTON—4.34%
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/17	500,000	577,680
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/17	270,000	311,947

		889,627
WISCONSIN—0.62%
Wisconsin State Transportation Revenue, Series I (NPFGC Insured-FGIC)
5.00%, 07/01/17	110,000	126,875

		126,875

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $20,121,635)		20,151,618

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.18%(a)(b)	39,353	39,353

		39,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,353)		39,353

TOTAL INVESTMENTS IN SECURITIES—98.51%
(Cost: $20,160,988)		20,190,971
Other Assets, Less Liabilities—1.49%		304,741

NET ASSETS—100.00%		$20,495,712

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

BIOTECHNOLOGY—50.77%
Acorda Therapeutics Inc.(a)(b)	261,342	$7,124,183
Affymax Inc.(b)	195,892	1,302,682
Affymetrix Inc.(b)	434,211	2,184,081
Alexion Pharmaceuticals Inc.(b)	644,112	51,883,222
AMAG Pharmaceuticals Inc.(a)(b)	147,809	2,675,343
Amgen Inc.(b)	2,024,595	111,150,265
Arena Pharmaceuticals Inc.(a)(b)	676,770	1,164,044
ARIAD Pharmaceuticals Inc.(b)	855,289	4,361,974
ArQule Inc.(b)	213,681	1,254,307
BioCryst Pharmaceuticals Inc.(a)(b)	302,614	1,564,514
Biogen Idec Inc.(b)	626,701	42,020,302
BioMimetic Therapeutics Inc.(b)	192,576	2,445,715
Celera Corp.(b)	554,862	3,495,631
Celgene Corp.(b)	1,400,562	82,829,237
China Biologic Products Inc.(a)(b)	163,320	2,676,815
Crucell NV SP ADR(b)	110,331	3,452,257
Curis Inc.(a)(b)	499,524	989,057
Cytokinetics Inc.(b)	449,098	938,615
Cytori Therapeutics Inc.(a)(b)	325,231	1,687,949
Enzon Pharmaceuticals Inc.(a)(b)	528,705	6,434,340
Exelixis Inc.(b)	984,281	8,080,947
Genomic Health Inc.(b)	206,713	4,421,591
Genzyme Corp.(b)	616,718	43,910,322
Geron Corp.(a)(b)	1,050,000	5,428,500
GTx Inc.(a)(b)	332,680	881,602
Halozyme Therapeutics Inc.(b)	690,547	5,469,132
Human Genome Sciences Inc.(b)	692,347	16,540,170
Illumina Inc.(b)	774,683	49,068,421
ImmunoGen Inc.(a)(b)	354,168	3,279,596
Immunomedics Inc.(a)(b)	543,193	1,944,631
Incyte Corp.(a)(b)	960,161	15,900,266
InterMune Inc.(a)(b)	586,179	21,336,916
Lexicon Pharmaceuticals Inc.(b)	2,265,762	3,262,697
Life Technologies Corp.(b)	551,466	30,606,363
Ligand Pharmaceuticals Inc. Class B(b)	140,798	1,255,918
Maxygen Inc.	202,344	795,212
Micromet Inc.(b)	625,359	5,077,915
Momenta Pharmaceuticals Inc.(a)(b)	326,122	4,882,046
Myriad Genetics Inc.(b)	594,219	13,571,962
Nektar Therapeutics(b)	797,861	10,252,514
Novavax Inc.(a)(b)	761,596	1,850,678
Optimer Pharmaceuticals Inc.(a)(b)	263,240	2,977,244
Orexigen Therapeutics Inc.(a)(b)	320,983	2,593,543
PDL BioPharma Inc.	718,655	4,477,221
QIAGEN NV(a)(b)	953,196	18,634,982
Regeneron Pharmaceuticals Inc.(b)	804,906	26,425,064
Sangamo BioSciences Inc.(a)(b)	308,918	2,051,215
Savient Pharmaceuticals Inc.(b)	446,597	4,975,091
Seattle Genetics Inc.(b)	655,196	9,795,180
Sequenom Inc.(a)(b)	654,939	5,252,611
Sinovac Biotech Ltd.(b)	370,629	1,675,243
StemCells Inc.(a)(b)	828,546	894,830
SuperGen Inc.(b)	430,671	1,128,358
Talecris Biotherapeutics Holdings Corp.(b)	843,846	19,661,612
Vertex Pharmaceuticals Inc.(b)	1,325,809	46,443,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2010

Vical Inc.(a)(b)	509,455	1,029,099

		727,466,314
COMMERCIAL SERVICES—0.10%
Albany Molecular Research Inc.(b)	254,239	1,428,823

		1,428,823
DISTRIBUTION & WHOLESALE—0.20%
BMP Sunstone Corp.(b)	285,527	2,829,573

		2,829,573
HEALTH CARE - PRODUCTS—2.21%
Caliper Life Sciences Inc.(b)	362,574	2,298,719
Gen-Probe Inc.(b)	223,587	13,046,302
Luminex Corp.(b)	294,011	5,374,521
TECHNE Corp.	166,957	10,964,066

		31,683,608
PHARMACEUTICALS—46.60%
Akorn Inc.(b)	689,572	4,185,702
Alexza Pharmaceuticals Inc.(a)(b)	418,220	522,775
Alkermes Inc.(b)	571,200	7,014,336
Allos Therapeutics Inc.(b)	703,232	3,241,900
Alnylam Pharmaceuticals Inc.(b)	293,447	2,893,388
Amylin Pharmaceuticals Inc.(b)	463,900	6,823,969
Ardea Biosciences Inc.(a)(b)	158,184	4,112,784
Array BioPharma Inc.(b)	251,938	753,295
Auxilium Pharmaceuticals Inc.(a)(b)	317,359	6,696,275
AVANIR Pharmaceuticals Inc. Class A(a)(b)	802,405	3,273,812
AVI BioPharma Inc.(a)(b)	777,620	1,648,554
Biodel Inc.(a)(b)	177,439	324,713
BioMarin Pharmaceutical Inc.(b)	847,543	22,824,333
Cadence Pharmaceuticals Inc.(a)(b)	419,895	3,170,207
Cardiome Pharma Corp.(b)	450,696	2,893,468
Cephalon Inc.(b)	236,765	14,613,136
China Sky One Medical Inc.(a)(b)	123,460	860,516
Cubist Pharmaceuticals Inc.(b)	474,202	10,147,923
Cypress Bioscience Inc.(b)	311,932	2,021,319
Dendreon Corp.(b)	982,180	34,297,726
Depomed Inc.(b)	321,614	2,045,465
DURECT Corp.(b)	577,842	1,993,555
Dyax Corp.(b)	774,620	1,657,687
Endo Pharmaceuticals Holdings Inc.(b)	384,928	13,745,779
Eurand NV(b)	312,351	3,695,112
Flamel Technologies SA SP ADR(a)(b)	183,457	1,254,846
Gilead Sciences Inc.(b)	1,919,568	69,565,144
Hi-Tech Pharmacal Co. Inc.(a)(b)	90,481	2,257,501
Idenix Pharmaceuticals Inc.(a)(b)	460,100	2,318,904
Impax Laboratories Inc.(b)	494,774	9,949,905
Inspire Pharmaceuticals Inc.(b)	864,513	7,261,909
Ironwood Pharmaceuticals Inc.(b)	310,454	3,213,199
Isis Pharmaceuticals Inc.(b)	659,535	6,674,494
Jazz Pharmaceuticals Inc.(a)(b)	277,715	5,465,431
MannKind Corp.(a)(b)	969,102	7,810,962
MAP Pharmaceuticals Inc.(b)	197,878	3,312,478
Medicines Co. (The)(b)	262,939	3,715,328
Medivation Inc.(b)	241,720	3,666,893
Mylan Inc.(b)	2,075,342	43,851,977
Nabi Biopharmaceuticals(b)	379,881	2,199,511

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2010

Neurocrine Biosciences Inc.(b)	204,360	1,561,310
NPS Pharmaceuticals Inc.(b)	417,266	3,296,401
Obagi Medical Products Inc.(b)	158,310	1,828,481
Onyx Pharmaceuticals Inc.(b)	588,048	21,681,330
Osiris Therapeutics Inc.(a)(b)	236,639	1,843,418
Pain Therapeutics Inc.(b)	238,407	1,609,247
Perrigo Co.	615,573	38,984,238
Pharmasset Inc.(b)	602,959	26,174,450
POZEN Inc.(b)	209,502	1,393,188
Progenics Pharmaceuticals Inc.(b)	256,508	1,400,534
QLT Inc.(a)(b)	302,860	2,219,964
Questcor Pharmaceuticals Inc.(b)	478,195	7,043,812
Rigel Pharmaceuticals Inc.(b)	385,257	2,900,985
Salix Pharmaceuticals Ltd.(b)	435,577	20,454,696
Santarus Inc.(b)	451,397	1,476,068
Shire PLC SP ADR	322,718	23,358,329
SIGA Technologies Inc.(a)(b)	347,031	4,858,434
Spectrum Pharmaceuticals Inc.(a)(b)	358,159	2,460,552
Synta Pharmaceuticals Corp.(a)(b)	296,163	1,812,518
Targacept Inc.(b)	203,330	5,388,245
Teva Pharmaceutical Industries Ltd. SP ADR	1,669,486	87,030,305
Theravance Inc.(b)	467,988	11,732,459
United Therapeutics Corp.(b)	445,919	28,190,999
Vanda Pharmaceuticals Inc.(b)	194,780	1,842,619
ViroPharma Inc.(b)	517,735	8,967,170
VIVUS Inc.(a)(b)	457,104	4,283,065
Warner Chilcott PLC Class A	1,061,879	23,955,990
XenoPort Inc.(b)	245,286	2,089,837

		667,814,855

TOTAL COMMON STOCKS
(Cost: $1,750,394,708)		1,431,223,173

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.17%

MONEY MARKET FUNDS—6.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	75,725,992	75,725,992
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	11,005,790	11,005,790
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,689,327	1,689,327

		88,421,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,421,109)		88,421,109

TOTAL INVESTMENTS IN SECURITIES—106.05%
(Cost: $1,838,815,817)		1,519,644,282
Other Assets, Less Liabilities—(6.05)%		(86,698,413)

NET ASSETS—100.00%		$1,432,945,869

SP ADR	- Sponsored American Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

December 31, 2010

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.15%
Omnicom Group Inc.	392	$17,954

		17,954
AEROSPACE & DEFENSE—2.27%
Boeing Co. (The)	965	62,976
General Dynamics Corp.	440	31,222
Lockheed Martin Corp.	394	27,545
Northrop Grumman Corp.	384	24,876
Raytheon Co.	486	22,521
United Technologies Corp.	1,184	93,204

		262,344
AGRICULTURE—2.50%
Altria Group Inc.	2,640	64,997
Archer-Daniels-Midland Co.	821	24,696
Monsanto Co.	689	47,982
Philip Morris International Inc.	2,349	137,487
Reynolds American Inc.	428	13,961

		289,123
APPAREL—0.34%
Nike Inc. Class B	458	39,122

		39,122
AUTO MANUFACTURERS—0.84%
Ford Motor Co.(a)	4,217	70,804
PACCAR Inc.	465	26,700

		97,504
AUTO PARTS & EQUIPMENT—0.28%
Johnson Controls Inc.	857	32,737

		32,737
BANKS—5.05%
Bank of America Corp.	12,724	169,738
Bank of New York Mellon Corp. (The)	1,544	46,629
BB&T Corp.	882	23,188
Northern Trust Corp.	309	17,122
PNC Financial Services Group Inc. (The)(b)	664	40,318
State Street Corp.	636	29,472
U.S. Bancorp	2,430	65,537
Wells Fargo & Co.	6,172	191,270

		583,274
BEVERAGES—2.68%
Coca-Cola Co. (The)	2,672	175,738
PepsiCo Inc.	2,046	133,665

		309,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

BIOTECHNOLOGY—1.26%
Amgen Inc.(a)	1,215	66,704
Biogen Idec Inc.(a)	304	20,383
Celgene Corp.(a)	589	34,833
Genzyme Corp.(a)	335	23,852

		145,772
CHEMICALS—1.59%
Air Products and Chemicals Inc.	270	24,556
Dow Chemical Co. (The)	1,459	49,810
E.I. du Pont de Nemours and Co.	1,144	57,063
Mosaic Co. (The)	202	15,425
Praxair Inc.	385	36,756

		183,610
COMMERCIAL SERVICES—0.80%
MasterCard Inc. Class A	124	27,789
McKesson Corp.	323	22,733
Visa Inc. Class A	594	41,806

		92,328
COMPUTERS—7.71%
Accenture PLC Class A	778	37,725
Apple Inc.(a)	1,155	372,557
Cognizant Technology Solutions Corp. Class A(a)	382	27,997
Dell Inc.(a)	2,169	29,390
EMC Corp.(a)	2,606	59,677
Hewlett-Packard Co.	2,974	125,205
International Business Machines Corp.	1,627	238,779

		891,330
COSMETICS & PERSONAL CARE—2.47%
Colgate-Palmolive Co.	624	50,151
Procter & Gamble Co. (The)	3,653	234,997

		285,148
DIVERSIFIED FINANCIAL SERVICES—5.86%
American Express Co.	1,333	57,212
BlackRock Inc.(b)	119	22,679
Capital One Financial Corp.	583	24,813
Charles Schwab Corp. (The)	1,249	21,370
Citigroup Inc.(a)	26,828	126,897
CME Group Inc.	83	26,705
Franklin Resources Inc.	190	21,130
Goldman Sachs Group Inc. (The)	653	109,809
JPMorgan Chase & Co.	5,046	214,051
Morgan Stanley	1,924	52,352

		677,018
ELECTRIC—2.14%
American Electric Power Co. Inc.	610	21,948
Dominion Resources Inc.	750	32,040
Duke Energy Corp.	1,674	29,814
Entergy Corp.	241	17,070
Exelon Corp.	832	34,644

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

NextEra Energy Inc.	529	27,503
PG&E Corp.	500	23,920
Public Service Enterprise Group Inc.	646	20,549
Southern Co.	1,047	40,027

		247,515
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
Emerson Electric Co.	957	54,712

		54,712
ELECTRONICS—0.25%
Thermo Fisher Scientific Inc.(a)	517	28,621

		28,621
ENVIRONMENTAL CONTROL—0.20%
Waste Management Inc.	616	22,712

		22,712
FOOD—1.31%
General Mills Inc.	835	29,718
Kellogg Co.	328	16,754
Kraft Foods Inc. Class A	2,039	64,249
Kroger Co. (The)	823	18,402
Sysco Corp.	754	22,168

		151,291
HEALTH CARE - PRODUCTS—3.71%
Alcon Inc.	88	14,379
Baxter International Inc.	759	38,421
Becton, Dickinson and Co.	297	25,102
Covidien PLC	639	29,177
Johnson & Johnson	3,498	216,351
Medtronic Inc.	1,399	51,889
St. Jude Medical Inc.(a)	417	17,827
Stryker Corp.	401	21,534
Zimmer Holdings Inc.(a)	258	13,849

		428,529
HEALTH CARE - SERVICES—0.83%
Aetna Inc.	510	15,560
UnitedHealth Group Inc.	1,435	51,818
WellPoint Inc.(a)	509	28,942

		96,320
HOUSEHOLD PRODUCTS & WARES—0.28%
Kimberly-Clark Corp.	521	32,844

		32,844
INSURANCE—3.47%
ACE Ltd.	432	26,892
Aflac Inc.	591	33,350
Allstate Corp. (The)	687	21,902
Berkshire Hathaway Inc. Class B(a)	2,194	175,761
Chubb Corp. (The)	388	23,140
Loews Corp.	401	15,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

MetLife Inc.	829	36,841
Prudential Financial Inc.	585	34,346
Travelers Companies Inc. (The)	592	32,980

		400,815
INTERNET—3.02%
Amazon.com Inc.(a)	444	79,920
eBay Inc.(a)	1,452	40,409
Google Inc. Class A(a)	309	183,537
Symantec Corp.(a)	1,018	17,041
Yahoo! Inc.(a)	1,662	27,639

		348,546
IRON & STEEL—0.15%
Nucor Corp.	402	17,616

		17,616
LEISURE TIME—0.22%
Carnival Corp.	558	25,729

		25,729
LODGING—0.16%
Las Vegas Sands Corp.(a)	396	18,196

		18,196
MACHINERY—1.03%
Caterpillar Inc.	797	74,647
Deere & Co.	537	44,598

		119,245
MANUFACTURING—4.03%
3M Co.	905	78,101
Danaher Corp.	674	31,792
General Electric Co.	13,541	247,665
Honeywell International Inc.	973	51,725
Illinois Tool Works Inc.	562	30,011
Tyco International Ltd.	650	26,936

		466,230
MEDIA—3.28%
Comcast Corp. Class A	3,567	78,367
DIRECTV Class A(a)	1,027	41,008
News Corp. Class A NVS	2,886	42,020
Thomson Reuters Corp.	477	17,778
Time Warner Cable Inc.	446	29,449
Time Warner Inc.	1,450	46,647
Viacom Inc. Class B NVS	764	30,262
Walt Disney Co. (The)	2,484	93,175

		378,706
METAL FABRICATE & HARDWARE—0.22%
Precision Castparts Corp.	179	24,919

		24,919

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

MINING—1.20%
Alcoa Inc.	1,282	19,730
Freeport-McMoRan Copper & Gold Inc.	594	71,333
Newmont Mining Corp.	600	36,858
Southern Copper Corp.	216	10,528

		138,449
OIL & GAS—10.51%
Anadarko Petroleum Corp.	624	47,524
Apache Corp.	482	57,469
Chesapeake Energy Corp.	823	21,324
Chevron Corp.	2,548	232,505
ConocoPhillips	1,888	128,573
Devon Energy Corp.	569	44,672
EOG Resources Inc.	322	29,434
Exxon Mobil Corp.	6,465	472,721
Hess Corp.	380	29,085
Marathon Oil Corp.	903	33,438
Occidental Petroleum Corp.	1,030	101,043
Southwestern Energy Co.(a)	441	16,506

		1,214,294
OIL & GAS SERVICES—2.24%
Baker Hughes Inc.	546	31,215
Halliburton Co.	1,152	47,036
National Oilwell Varco Inc.	528	35,508
Schlumberger Ltd.	1,733	144,706

		258,465
PHARMACEUTICALS—5.81%
Abbott Laboratories	1,958	93,808
Allergan Inc.	383	26,301
Bristol-Myers Squibb Co.	2,173	57,541
Cardinal Health Inc.	457	17,508
Eli Lilly and Co.	1,284	44,991
Express Scripts Inc.(a)	698	37,727
Gilead Sciences Inc.(a)	1,066	38,632
Medco Health Solutions Inc.(a)	546	33,453
Merck & Co. Inc.	3,955	142,538
Pfizer Inc.	10,230	179,127

		671,626
PIPELINES—0.16%
Williams Companies Inc. (The)	736	18,194

		18,194
REAL ESTATE INVESTMENT TRUSTS—0.47%
Public Storage	178	18,053
Simon Property Group Inc.	368	36,612

		54,665
RETAIL—6.16%
Best Buy Co. Inc.	413	14,162
Costco Wholesale Corp.	561	40,510
CVS Caremark Corp.	1,729	60,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

Gap Inc. (The)	543	12,022
Home Depot Inc. (The)	2,147	75,274
Kohl’s Corp.(a)	392	21,301
Lowe’s Companies Inc.	1,824	45,746
McDonald’s Corp.	1,365	104,777
Staples Inc.	933	21,245
Starbucks Corp.	950	30,524
Target Corp.	930	55,921
TJX Companies Inc. (The)	520	23,083
Wal-Mart Stores Inc.	2,458	132,560
Walgreen Co.	1,170	45,583
Yum! Brands Inc.	588	28,841

		711,666
SEMICONDUCTORS—2.17%
Applied Materials Inc.	1,713	24,067
Broadcom Corp. Class A	633	27,567
Intel Corp.	7,056	148,388
Texas Instruments Inc.	1,546	50,245

		250,267
SOFTWARE—4.23%
Activision Blizzard Inc.	662	8,235
Adobe Systems Inc.(a)	671	20,653
Automatic Data Processing Inc.	641	29,665
Microsoft Corp.	9,715	271,243
Oracle Corp.	4,832	151,242
VMware Inc. Class A(a)	94	8,358

		489,396
TELECOMMUNICATIONS—6.31%
American Tower Corp. Class A(a)	510	26,336
AT&T Inc.	7,494	220,174
Cisco Systems Inc.(a)	7,243	146,526
Corning Inc.	1,969	38,041
Juniper Networks Inc.(a)	671	24,773
Motorola Inc.(a)	2,965	26,893
QUALCOMM Inc.	2,081	102,989
Sprint Nextel Corp.(a)	3,728	15,769
Verizon Communications Inc.	3,585	128,271

		729,772
TRANSPORTATION—1.93%
CSX Corp.	496	32,047
FedEx Corp.	394	36,646
Norfolk Southern Corp.	472	29,651
Union Pacific Corp.	640	59,302
United Parcel Service Inc. Class B	906	65,757

		223,403

TOTAL COMMON STOCKS
(Cost: $10,155,659)		11,529,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	14,764	14,764

		14,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,764)		14,764

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $10,170,423)		11,544,174
Other Assets, Less Liabilities—0.11%		12,340

NET ASSETS—100.00%		$11,556,514

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.24%
Omnicom Group Inc.	17,439	$798,706

		798,706
AEROSPACE & DEFENSE—2.64%
Boeing Co. (The)	43,183	2,818,122
Lockheed Martin Corp.	17,045	1,191,616
United Technologies Corp.	59,912	4,716,273

		8,726,011
AGRICULTURE—3.38%
Altria Group Inc.	85,291	2,099,865
Monsanto Co.	38,308	2,667,769
Philip Morris International Inc.	109,540	6,411,376

		11,179,010
APPAREL—0.65%
Nike Inc. Class B	25,280	2,159,418

		2,159,418
AUTO MANUFACTURERS—1.63%
Ford Motor Co.(a)	234,284	3,933,628
PACCAR Inc.	25,670	1,473,972

		5,407,600
AUTO PARTS & EQUIPMENT—0.51%
Johnson Controls Inc.	44,485	1,699,327

		1,699,327
BANKS—0.11%
Northern Trust Corp.	6,821	377,952

		377,952
BEVERAGES—3.48%
Coca-Cola Co. (The)	110,384	7,259,956
PepsiCo Inc.	65,144	4,255,857

		11,515,813
BIOTECHNOLOGY—0.89%
Celgene Corp.(a)	32,496	1,921,813
Genzyme Corp.(a)	14,240	1,013,888

		2,935,701
CHEMICALS—1.62%
Air Products and Chemicals Inc.	14,909	1,355,974
E.I. du Pont de Nemours and Co.	21,985	1,096,612
Mosaic Co. (The)	11,095	847,214

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

Praxair Inc.	21,483	2,050,982

		5,350,782
COMMERCIAL SERVICES—1.32%
MasterCard Inc. Class A	6,823	1,529,102
McKesson Corp.	7,708	542,489
Visa Inc. Class A	32,786	2,307,479

		4,379,070
COMPUTERS—14.90%
Accenture PLC Class A	42,942	2,082,258
Apple Inc.(a)	63,923	20,619,003
Cognizant Technology Solutions Corp. Class A(a)	21,033	1,541,508
Dell Inc.(a)	119,533	1,619,672
EMC Corp.(a)	144,403	3,306,829
Hewlett-Packard Co.	164,741	6,935,596
International Business Machines Corp.	90,087	13,221,168

		49,326,034
COSMETICS & PERSONAL CARE—0.94%
Colgate-Palmolive Co.	28,837	2,317,630
Procter & Gamble Co. (The)	12,164	782,510

		3,100,140
DIVERSIFIED FINANCIAL SERVICES—2.07%
American Express Co.	73,669	3,161,874
BlackRock Inc.(b)	2,237	426,327
Charles Schwab Corp. (The)	69,606	1,190,959
Franklin Resources Inc.	10,435	1,160,476
Morgan Stanley	33,783	919,235

		6,858,871
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
Emerson Electric Co.	52,908	3,024,750

		3,024,750
FOOD—0.93%
General Mills Inc.	27,656	984,277
Kellogg Co.	16,187	826,832
Kroger Co. (The)	2,617	58,516
Sysco Corp.	41,611	1,223,364

		3,092,989
HEALTH CARE - PRODUCTS—3.55%
Alcon Inc.	4,874	796,412
Baxter International Inc.	34,902	1,766,739
Becton, Dickinson and Co.	16,391	1,385,367
Covidien PLC	35,211	1,607,734
Johnson & Johnson	29,055	1,797,052
Medtronic Inc.	59,505	2,207,041
St. Jude Medical Inc.(a)	23,243	993,638
Stryker Corp.	22,146	1,189,240

		11,743,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

HOUSEHOLD PRODUCTS & WARES—0.44%
Kimberly-Clark Corp.	23,031	1,451,874

		1,451,874
INSURANCE—0.86%
ACE Ltd.	3,594	223,726
Aflac Inc.	31,171	1,758,980
MetLife Inc.	14,306	635,759
Travelers Companies Inc. (The)	3,810	212,255

		2,830,720
INTERNET—4.89%
Amazon.com Inc.(a)	24,577	4,423,860
eBay Inc.(a)	30,754	855,884
Google Inc. Class A(a)	17,115	10,165,797
Symantec Corp.(a)	5,302	88,755
Yahoo! Inc.(a)	38,780	644,911

		16,179,207
IRON & STEEL—0.13%
Nucor Corp.	9,514	416,903

		416,903
LEISURE TIME—0.16%
Carnival Corp.	11,508	530,634

		530,634
LODGING—0.31%
Las Vegas Sands Corp.(a)	22,167	1,018,574

		1,018,574
MACHINERY—1.96%
Caterpillar Inc.	44,131	4,133,310
Deere & Co.	28,161	2,338,771

		6,472,081
MANUFACTURING—4.19%
3M Co.	50,094	4,323,112
Danaher Corp.	34,539	1,629,205
General Electric Co.	174,002	3,182,497
Honeywell International Inc.	53,825	2,861,337
Illinois Tool Works Inc.	30,956	1,653,050
Tyco International Ltd.	5,250	217,560

		13,866,761
MEDIA—1.20%
DIRECTV Class A(a)	57,163	2,282,519
News Corp. Class A NVS	33,612	489,391
Thomson Reuters Corp.	8,576	319,627
Time Warner Inc.	16,557	532,639
Viacom Inc. Class B NVS	8,412	333,199

		3,957,375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

METAL FABRICATE & HARDWARE—0.42%
Precision Castparts Corp.	9,984	1,389,873

		1,389,873
MINING—2.04%
Alcoa Inc.	10,421	160,379
Freeport-McMoRan Copper & Gold Inc.	33,016	3,964,891
Newmont Mining Corp.	33,418	2,052,868
Southern Copper Corp.	11,916	580,786

		6,758,924
OIL & GAS—9.56%
Chevron Corp.	7,503	684,649
ConocoPhillips	40,043	2,726,928
EOG Resources Inc.	17,779	1,625,178
Exxon Mobil Corp.	329,036	24,059,112
Marathon Oil Corp.	13,316	493,092
Occidental Petroleum Corp.	11,581	1,136,096
Southwestern Energy Co.(a)	24,351	911,458

		31,636,513
OIL & GAS SERVICES—3.04%
Baker Hughes Inc.	8,237	470,909
Halliburton Co.	63,830	2,606,179
Schlumberger Ltd.	83,770	6,994,795

		10,071,883
PHARMACEUTICALS—3.97%
Abbott Laboratories	97,809	4,686,029
Allergan Inc.	21,322	1,464,182
Cardinal Health Inc.	8,805	337,319
Eli Lilly and Co.	16,516	578,721
Express Scripts Inc.(a)	38,502	2,081,033
Gilead Sciences Inc.(a)	58,853	2,132,833
Medco Health Solutions Inc.(a)	30,464	1,866,529

		13,146,646
PIPELINES—0.13%
Williams Companies Inc. (The)	16,985	419,869

		419,869
REAL ESTATE INVESTMENT TRUSTS—0.70%
Public Storage	8,937	906,391
Simon Property Group Inc.	14,200	1,412,758

		2,319,149
RETAIL—9.77%
Best Buy Co. Inc.	22,805	781,983
Costco Wholesale Corp.	30,945	2,234,539
CVS Caremark Corp.	10,647	370,196
Gap Inc. (The)	26,559	588,016
Home Depot Inc. (The)	118,955	4,170,562
Kohl’s Corp.(a)	15,965	867,538
Lowe’s Companies Inc.	77,244	1,937,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

McDonald’s Corp.	75,575	5,801,137
Staples Inc.	51,300	1,168,101
Starbucks Corp.	52,339	1,681,652
Target Corp.	51,736	3,110,886
TJX Companies Inc. (The)	28,719	1,274,836
Wal-Mart Stores Inc.	82,219	4,434,071
Walgreen Co.	59,246	2,308,224
Yum! Brands Inc.	32,783	1,608,006

		32,337,027
SEMICONDUCTORS—2.94%
Applied Materials Inc.	94,140	1,322,667
Broadcom Corp. Class A	34,920	1,520,766
Intel Corp.	267,355	5,622,476
Texas Instruments Inc.	38,949	1,265,842

		9,731,751
SOFTWARE—6.58%
Activision Blizzard Inc.	9,943	123,691
Adobe Systems Inc.(a)	36,968	1,137,875
Automatic Data Processing Inc.	35,377	1,637,248
Microsoft Corp.	359,981	10,050,670
Oracle Corp.	267,617	8,376,412
VMware Inc. Class A(a)	5,139	456,908

		21,782,804
TELECOMMUNICATIONS—5.11%
American Tower Corp. Class A(a)	28,317	1,462,290
Cisco Systems Inc.(a)	401,207	8,116,417
Corning Inc.	13,721	265,090
Juniper Networks Inc.(a)	36,900	1,362,348
QUALCOMM Inc.	115,234	5,702,931

		16,909,076
TRANSPORTATION—1.62%
FedEx Corp.	14,199	1,320,649
Union Pacific Corp.	4,437	411,132
United Parcel Service Inc. Class B	50,167	3,641,121

		5,372,902

TOTAL COMMON STOCKS
(Cost: $305,093,246)		330,275,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	437,767	437,767

		437,767

TOTAL SHORT-TERM INVESTMENTS
(Cost: $437,767)		437,767

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $305,531,013)		330,713,710
Other Assets, Less Liabilities—0.08%		251,070

NET ASSETS—100.00%		$330,964,780

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.06%
Omnicom Group Inc.	2,896	$132,637

		132,637
AEROSPACE & DEFENSE—1.87%
Boeing Co. (The)	7,007	457,277
General Dynamics Corp.	16,648	1,181,342
Lockheed Martin Corp.	3,224	225,390
Northrop Grumman Corp.	14,533	941,448
Raytheon Co.	18,381	851,776
United Technologies Corp.	3,909	307,716

		3,964,949
AGRICULTURE—1.56%
Altria Group Inc.	41,899	1,031,553
Archer-Daniels-Midland Co.	31,022	933,142
Philip Morris International Inc.	14,116	826,210
Reynolds American Inc.	16,141	526,519

		3,317,424
AUTO PARTS & EQUIPMENT—0.03%
Johnson Controls Inc.	1,859	71,014

		71,014
BANKS—10.33%
Bank of America Corp.	483,991	6,456,440
Bank of New York Mellon Corp. (The)	58,516	1,767,183
BB&T Corp.	33,393	877,902
Northern Trust Corp.	6,967	386,041
PNC Financial Services Group Inc. (The)(a)	25,379	1,541,013
State Street Corp.	24,205	1,121,660
U.S. Bancorp	92,474	2,494,024
Wells Fargo & Co.	234,749	7,274,871

		21,919,134
BEVERAGES—1.82%
Coca-Cola Co. (The)	25,811	1,697,590
PepsiCo Inc.	33,067	2,160,267

		3,857,857
BIOTECHNOLOGY—1.67%
Amgen Inc.(b)	46,213	2,537,094
Biogen Idec Inc.(b)	11,667	782,272
Genzyme Corp.(b)	3,092	220,150

		3,539,516
CHEMICALS—1.57%
Dow Chemical Co. (The)	55,717	1,902,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2010

E.I. du Pont de Nemours and Co.	28,630	1,428,065

		3,330,243
COMMERCIAL SERVICES—0.23%
McKesson Corp.	6,891	484,989

		484,989
COSMETICS & PERSONAL CARE—4.11%
Colgate-Palmolive Co.	3,896	313,121
Procter & Gamble Co. (The)	130,590	8,400,855

		8,713,976
DIVERSIFIED FINANCIAL SERVICES—9.91%
BlackRock Inc.(a)	2,990	569,834
Capital One Financial Corp.	22,027	937,469
Citigroup Inc.(b)	1,020,543	4,827,168
CME Group Inc.	3,170	1,019,948
Goldman Sachs Group Inc. (The)	24,834	4,176,085
JPMorgan Chase & Co.	191,932	8,141,756
Morgan Stanley	49,743	1,353,507

		21,025,767
ELECTRIC—4.43%
American Electric Power Co. Inc.	23,097	831,030
Dominion Resources Inc.	28,727	1,227,218
Duke Energy Corp.	63,240	1,126,304
Entergy Corp.	9,123	646,182
Exelon Corp.	31,870	1,327,067
NextEra Energy Inc.	20,007	1,040,164
PG&E Corp.	18,912	904,750
Public Service Enterprise Group Inc.	24,406	776,355
Southern Co.	39,779	1,520,751

		9,399,821
ELECTRONICS—0.52%
Thermo Fisher Scientific Inc.(b)	19,800	1,096,128

		1,096,128
ENVIRONMENTAL CONTROL—0.40%
Waste Management Inc.	23,289	858,665

		858,665
FOOD—1.71%
General Mills Inc.	12,897	459,004
Kellogg Co.	1,335	68,192
Kraft Foods Inc. Class A	77,380	2,438,244
Kroger Co. (The)	29,280	654,701

		3,620,141
HEALTH CARE - PRODUCTS—3.87%
Baxter International Inc.	4,847	245,355
Johnson & Johnson	113,092	6,994,740
Medtronic Inc.	12,197	452,387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2010

Zimmer Holdings Inc.(b)	9,749	523,326

		8,215,808
HEALTH CARE - SERVICES—1.72%
Aetna Inc.	19,226	586,585
UnitedHealth Group Inc.	54,837	1,980,164
WellPoint Inc.(b)	19,253	1,094,726

		3,661,475
HOUSEHOLD PRODUCTS & WARES—0.12%
Kimberly-Clark Corp.	4,195	264,453

		264,453
INSURANCE—6.26%
ACE Ltd.	13,854	862,411
Aflac Inc.	1,251	70,594
Allstate Corp. (The)	25,953	827,382
Berkshire Hathaway Inc. Class B(b)	83,432	6,683,738
Chubb Corp. (The)	14,678	875,396
Loews Corp.	15,141	589,136
MetLife Inc.	21,535	957,015
Prudential Financial Inc.	22,391	1,314,576
Travelers Companies Inc. (The)	20,006	1,114,534

		13,294,782
INTERNET—1.01%
eBay Inc.(b)	34,398	957,296
Symantec Corp.(b)	34,836	583,155
Yahoo! Inc.(b)	36,211	602,189

		2,142,640
IRON & STEEL—0.18%
Nucor Corp.	8,621	377,772

		377,772
LEISURE TIME—0.29%
Carnival Corp.	13,181	607,776

		607,776
MACHINERY—0.05%
Deere & Co.	1,164	96,670

		96,670
MANUFACTURING—3.86%
Danaher Corp.	1,923	90,708
General Electric Co.	395,546	7,234,536
Tyco International Ltd.	21,063	872,851

		8,198,095
MEDIA—5.52%
Comcast Corp. Class A	135,711	2,981,571
News Corp. Class A NVS	87,210	1,269,777
Thomson Reuters Corp.	12,126	451,936
Time Warner Cable Inc.	17,104	1,129,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2010

Time Warner Inc.	43,657	1,404,446
Viacom Inc. Class B NVS	23,532	932,102
Walt Disney Co. (The)	94,484	3,544,095

		11,713,304
MINING—0.30%
Alcoa Inc.	42,030	646,842

		646,842
OIL & GAS—11.53%
Anadarko Petroleum Corp.	23,869	1,817,863
Apache Corp.	18,421	2,196,336
Chesapeake Energy Corp.	31,406	813,729
Chevron Corp.	91,762	8,373,282
ConocoPhillips	44,299	3,016,762
Devon Energy Corp.	21,561	1,692,754
Exxon Mobil Corp.	19,916	1,456,258
Hess Corp.	14,401	1,102,253
Marathon Oil Corp.	25,075	928,527
Occidental Petroleum Corp.	31,226	3,063,271

		24,461,035
OIL & GAS SERVICES—1.38%
Baker Hughes Inc.	15,021	858,750
National Oilwell Varco Inc.	20,215	1,359,459
Schlumberger Ltd.	8,400	701,400

		2,919,609
PHARMACEUTICALS—7.80%
Abbott Laboratories	7,340	351,660
Bristol-Myers Squibb Co.	82,961	2,196,807
Cardinal Health Inc.	11,391	436,389
Eli Lilly and Co.	37,783	1,323,916
Merck & Co. Inc.	150,426	5,421,353
Pfizer Inc.	389,111	6,813,334

		16,543,459
PIPELINES—0.19%
Williams Companies Inc. (The)	16,698	412,775

		412,775
REAL ESTATE INVESTMENT TRUSTS—0.23%
Public Storage	630	63,895
Simon Property Group Inc.	4,321	429,896

		493,791
RETAIL—2.29%
CVS Caremark Corp.	58,365	2,029,351
Gap Inc. (The)	2,247	49,748
Kohl’s Corp.(b)	3,896	211,709
Lowe’s Companies Inc.	16,474	413,168
Wal-Mart Stores Inc.	37,019	1,996,435
Walgreen Co.	4,000	155,840

		4,856,251

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

December 31, 2010

SEMICONDUCTORS—1.33%
Intel Corp.	84,822	1,783,807
Texas Instruments Inc.	32,255	1,048,287

		2,832,094
SOFTWARE—1.72%
Activision Blizzard Inc.	18,384	228,697
Microsoft Corp.	122,308	3,414,839

		3,643,536
TELECOMMUNICATIONS—7.61%
AT&T Inc.	285,049	8,374,740
Corning Inc.	65,886	1,272,918
Motorola Inc.(b)	112,129	1,017,010
Sprint Nextel Corp.(b)	142,571	603,075
Verizon Communications Inc.	136,363	4,879,068

		16,146,811
TRANSPORTATION—2.27%
CSX Corp.	18,779	1,213,311
FedEx Corp.	5,381	500,487
Norfolk Southern Corp.	17,853	1,121,525
Union Pacific Corp.	21,366	1,979,774

		4,815,097

TOTAL COMMON STOCKS
(Cost: $197,818,029)		211,676,336

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(a)(c)	265,450	265,450

		265,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $265,450)		265,450

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $198,083,479)		211,941,786
Other Assets, Less Liabilities—0.13%		272,087

NET ASSETS—100.00%		$212,213,873

NVS	- Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.17%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,944	$280,014
Interpublic Group of Companies Inc. (The)(a)	241,470	2,564,411
Lamar Advertising Co. Class A(a)	28,501	1,135,480
Omnicom Group Inc.	151,633	6,944,791

		10,924,696
AEROSPACE & DEFENSE—1.89%
Alliant Techsystems Inc.(a)	16,290	1,212,465
BE Aerospace Inc.(a)	47,485	1,758,369
Boeing Co. (The)	374,929	24,467,866
General Dynamics Corp.	170,714	12,113,865
Goodrich Corp.	61,831	5,445,456
L-3 Communications Holdings Inc.	57,183	4,030,830
Lockheed Martin Corp.	152,700	10,675,257
Northrop Grumman Corp.	148,796	9,639,005
Raytheon Co.	188,244	8,723,227
Rockwell Collins Inc.	77,757	4,530,123
Spirit AeroSystems Holdings Inc. Class A(a)	52,251	1,087,343
TransDigm Group Inc.(a)	24,282	1,748,547
United Technologies Corp.	460,880	36,280,474

		121,712,827
AGRICULTURE—1.91%
Altria Group Inc.	1,028,688	25,326,299
Archer-Daniels-Midland Co.	317,656	9,555,092
Bunge Ltd.	71,228	4,666,859
Lorillard Inc.	75,515	6,196,761
Monsanto Co.	269,486	18,767,005
Philip Morris International Inc.	914,714	53,538,210
Reynolds American Inc.	165,873	5,410,777

		123,461,003
AIRLINES—0.24%
AMR Corp.(a)	165,033	1,285,607
Copa Holdings SA Class A	15,204	894,603
Delta Air Lines Inc.(a)	390,187	4,916,356
Southwest Airlines Co.	367,778	4,773,759
United Continental Holdings Inc.(a)(b)	155,582	3,705,963

		15,576,288
APPAREL—0.54%
Coach Inc.	150,727	8,336,710
Guess? Inc.	31,807	1,505,107
Hanesbrands Inc.(a)	47,429	1,204,697
Nike Inc. Class B	177,774	15,185,455
Phillips-Van Heusen Corp.	27,850	1,754,828
Polo Ralph Lauren Corp.	27,617	3,063,278
VF Corp.	43,528	3,751,243

		34,801,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

AUTO MANUFACTURERS—0.65%
Ford Motor Co.(a)	1,647,326	27,658,603
Navistar International Corp.(a)	35,137	2,034,784
Oshkosh Corp.(a)	44,273	1,560,180
PACCAR Inc.	180,261	10,350,587
Tesla Motors Inc.(a)(b)	7,685	204,652

		41,808,806
AUTO PARTS & EQUIPMENT—0.44%
Autoliv Inc.	42,198	3,331,110
BorgWarner Inc.(a)	58,150	4,207,734
Federal-Mogul Corp. Class A(a)	9,888	204,187
Goodyear Tire & Rubber Co. (The)(a)	120,471	1,427,581
Johnson Controls Inc.	332,297	12,693,746
Lear Corp.(a)	24,441	2,412,571
TRW Automotive Holdings Corp.(a)	38,725	2,040,808
WABCO Holdings Inc.(a)	31,901	1,943,728

		28,261,465
BANKS—4.34%
Associated Banc-Corp	85,789	1,299,703
BancorpSouth Inc.	41,642	664,190
Bank of America Corp.	4,955,663	66,108,544
Bank of Hawaii Corp.	23,681	1,117,980
Bank of New York Mellon Corp. (The)	599,136	18,093,907
BB&T Corp.	341,887	8,988,209
BOK Financial Corp.	12,436	664,082
CapitalSource Inc.	158,813	1,127,572
City National Corp.	22,482	1,379,496
Comerica Inc.	87,111	3,679,569
Commerce Bancshares Inc.	37,795	1,501,595
Cullen/Frost Bankers Inc.	25,853	1,580,135
East West Bancorp Inc.	72,894	1,425,078
Fifth Third Bancorp	392,641	5,763,970
First Citizens BancShares Inc. Class A	2,646	500,226
First Horizon National Corp.(a)	117,185	1,380,439
Fulton Financial Corp.	97,657	1,009,773
Huntington Bancshares Inc.	353,683	2,429,802
KeyCorp	434,353	3,844,024
M&T Bank Corp.	36,361	3,165,225
Marshall & Ilsley Corp.	260,516	1,802,771
Northern Trust Corp.	119,482	6,620,498
PNC Financial Services Group Inc. (The)(c)	259,857	15,778,517
Popular Inc.(a)	505,014	1,585,744
Regions Financial Corp.	620,503	4,343,521
State Street Corp.	247,831	11,484,489
SunTrust Banks Inc.	246,953	7,287,583
Synovus Financial Corp.	385,964	1,018,945
TCF Financial Corp.	70,004	1,036,759
U.S. Bancorp	946,841	25,536,302
Valley National Bancorp	79,285	1,133,776
Wells Fargo & Co.	2,403,643	74,488,897
Wilmington Trust Corp.	44,671	193,872
Zions Bancorporation	85,637	2,074,985

		280,110,178
BEVERAGES—2.19%
Brown-Forman Corp. Class B NVS	52,388	3,647,253
Coca-Cola Co. (The)	1,040,399	68,427,042

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Coca-Cola Enterprises Inc.	167,384	4,189,621
Constellation Brands Inc. Class A(a)	90,552	2,005,727
Dr Pepper Snapple Group Inc.	112,200	3,944,952
Green Mountain Coffee Roasters Inc.(a)	54,594	1,793,959
Hansen Natural Corp.(a)	32,637	1,706,262
Molson Coors Brewing Co. Class B NVS	65,109	3,267,821
PepsiCo Inc.	796,584	52,040,833

		141,023,470
BIOTECHNOLOGY—1.24%
Alexion Pharmaceuticals Inc.(a)	44,262	3,565,304
Amgen Inc.(a)	473,170	25,977,033
Bio-Rad Laboratories Inc. Class A(a)	9,633	1,000,387
Biogen Idec Inc.(a)	119,511	8,013,213
Celgene Corp.(a)	228,581	13,518,280
Charles River Laboratories International Inc.(a)	28,677	1,019,181
Genzyme Corp.(a)	131,821	9,385,655
Human Genome Sciences Inc.(a)	92,566	2,211,402
Illumina Inc.(a)	60,182	3,811,928
Life Technologies Corp.(a)	90,217	5,007,043
Myriad Genetics Inc.(a)	45,712	1,044,062
Regeneron Pharmaceuticals Inc.(a)	34,699	1,139,168
Talecris Biotherapeutics Holdings Corp.(a)	25,180	586,694
Vertex Pharmaceuticals Inc.(a)	99,900	3,499,497

		79,778,847
BUILDING MATERIALS—0.14%
Armstrong World Industries Inc.	9,960	428,280
Eagle Materials Inc.	21,554	608,901
Lennox International Inc.	23,146	1,094,574
Martin Marietta Materials Inc.(b)	22,420	2,068,021
Masco Corp.	177,140	2,242,592
Owens Corning(a)	56,473	1,759,134
USG Corp.(a)(b)	33,132	557,612

		8,759,114
CHEMICALS—1.96%
Air Products and Chemicals Inc.	104,904	9,541,019
Airgas Inc.	41,236	2,575,601
Albemarle Corp.	45,236	2,523,264
Ashland Inc.	38,721	1,969,350
Cabot Corp.	32,209	1,212,669
Celanese Corp. Series A	77,354	3,184,664
CF Industries Holdings Inc.	35,103	4,744,170
Cytec Industries Inc.	24,243	1,286,334
Dow Chemical Co. (The)	570,475	19,476,016
E.I. du Pont de Nemours and Co.	447,537	22,323,145
Eastman Chemical Co.	35,740	3,005,019
Ecolab Inc.	115,280	5,812,418
FMC Corp.	35,912	2,869,010
Huntsman Corp.	92,933	1,450,684
International Flavors & Fragrances Inc.	39,227	2,180,629
Intrepid Potash Inc.(a)(b)	21,924	817,546
Lubrizol Corp.	33,696	3,601,428
Mosaic Co. (The)	78,106	5,964,174
PPG Industries Inc.	82,156	6,906,855
Praxair Inc.	151,132	14,428,572
RPM International Inc.	63,920	1,412,632
Sherwin-Williams Co. (The)	45,549	3,814,729
Sigma-Aldrich Corp.	59,960	3,990,938

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Valspar Corp. (The)	48,945	1,687,624

		126,778,490
COAL—0.41%
Alpha Natural Resources Inc.(a)	59,808	3,590,274
Arch Coal Inc.	80,247	2,813,460
CONSOL Energy Inc.	111,499	5,434,461
Massey Energy Co.	50,844	2,727,781
Peabody Energy Corp.	132,784	8,495,520
Walter Energy Inc.	26,508	3,388,783

		26,450,279
COMMERCIAL SERVICES—1.41%
Aaron’s Inc.	35,887	731,736
Alliance Data Systems Corp.(a)(b)	26,303	1,868,302
Apollo Group Inc. Class A(a)	63,938	2,524,912
Booz Allen Hamilton Holding Corp.(a)	6,958	135,194
Career Education Corp.(a)	32,038	664,148
Convergys Corp.(a)	49,443	651,164
CoreLogic Inc.	57,759	1,069,697
Corrections Corp. of America(a)	56,040	1,404,362
DeVry Inc.	31,471	1,509,979
Education Management Corp.(a)(b)	20,728	375,177
Emergency Medical Services Corp. Class A(a)	14,623	944,792
Equifax Inc.	62,505	2,225,178
FTI Consulting Inc.(a)	23,114	861,690
Gartner Inc.(a)	36,007	1,195,432
Genpact Ltd.(a)	32,888	499,898
Green Dot Corp. Class A(a)(b)	2,644	150,021
H&R Block Inc.	152,647	1,818,026
Hertz Global Holdings Inc.(a)(b)	95,330	1,381,332
Hillenbrand Inc.	30,645	637,722
Iron Mountain Inc.	90,313	2,258,728
ITT Educational Services Inc.(a)(b)	15,822	1,007,703
KAR Auction Services Inc.(a)	14,135	195,063
Lender Processing Services Inc.	46,720	1,379,174
Manpower Inc.	40,440	2,538,014
MasterCard Inc. Class A	48,075	10,774,088
McKesson Corp.	125,017	8,798,696
Monster Worldwide Inc.(a)	62,218	1,470,211
Moody’s Corp.	101,414	2,691,528
Morningstar Inc.	10,833	575,016
Pharmaceutical Product Development Inc.	51,996	1,411,171
Quanta Services Inc.(a)	103,803	2,067,756
R.R. Donnelley & Sons Co.	101,772	1,777,957
Robert Half International Inc.	74,030	2,265,318
SAIC Inc.(a)	152,677	2,421,457
Service Corp. International	125,463	1,035,070
Strayer Education Inc.(b)	6,893	1,049,252
Towers Watson & Co. Class A	21,192	1,103,256
Verisk Analytics Inc. Class A(a)	51,063	1,740,227
Visa Inc. Class A	230,638	16,232,302
VistaPrint NV(a)	21,602	993,692
Weight Watchers International Inc.	16,330	612,212
Western Union Co.	332,052	6,166,206

		91,212,859
COMPUTERS—6.06%
Accenture PLC Class A	301,950	14,641,556
Apple Inc.(a)	449,445	144,972,979

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Brocade Communications Systems Inc.(a)	220,328	1,165,535
Cadence Design Systems Inc.(a)	133,105	1,099,447
Cognizant Technology Solutions Corp. Class A(a)	147,905	10,839,957
Computer Sciences Corp.	76,198	3,779,421
Dell Inc.(a)	840,545	11,389,385
Diebold Inc.	32,474	1,040,792
DST Systems Inc.	17,414	772,311
EMC Corp.(a)	1,015,359	23,251,721
FactSet Research Systems Inc.	23,033	2,159,574
Hewlett-Packard Co.	1,158,340	48,766,114
IHS Inc. Class A(a)	23,915	1,922,527
International Business Machines Corp.	633,403	92,958,224
Lexmark International Inc. Class A(a)	38,689	1,347,151
MICROS Systems Inc.(a)	39,568	1,735,452
NCR Corp.(a)	78,935	1,213,231
NetApp Inc.(a)	170,244	9,356,610
SanDisk Corp.(a)	113,603	5,664,246
Seagate Technology PLC(a)	240,818	3,619,495
Synopsys Inc.(a)	73,888	1,988,326
Teradata Corp.(a)	82,467	3,394,342
Western Digital Corp.(a)	113,219	3,838,124

		390,916,520
COSMETICS & PERSONAL CARE—1.91%
Alberto-Culver Co.	42,443	1,572,089
Avon Products Inc.	211,645	6,150,404
Colgate-Palmolive Co.	242,260	19,470,436
Estee Lauder Companies Inc. (The) Class A	54,464	4,395,245
Procter & Gamble Co. (The)	1,422,492	91,508,910

		123,097,084
DISTRIBUTION & WHOLESALE—0.28%
Central European Distribution Corp.(a)	34,793	796,760
Fastenal Co.(b)	65,400	3,918,114
Genuine Parts Co.	78,441	4,027,161
Ingram Micro Inc. Class A(a)	77,352	1,476,650
LKQ Corp.(a)	70,409	1,599,692
Tech Data Corp.(a)	23,047	1,014,529
W.W. Grainger Inc.	28,975	4,001,737
WESCO International Inc.(a)	21,055	1,111,704

		17,946,347
DIVERSIFIED FINANCIAL SERVICES—5.10%
Affiliated Managers Group Inc.(a)	25,212	2,501,535
American Express Co.	518,000	22,232,560
Ameriprise Financial Inc.	127,214	7,321,166
BlackRock Inc.(c)	46,166	8,798,316
Capital One Financial Corp.	225,519	9,598,089
CBOE Holdings Inc.	6,510	148,819
Charles Schwab Corp. (The)	488,750	8,362,512
CIT Group Inc.(a)	98,816	4,654,234
Citigroup Inc.(a)	10,449,443	49,425,865
CME Group Inc.	32,459	10,443,683
Discover Financial Services	268,655	4,978,177
E*TRADE Financial Corp.(a)	108,630	1,738,080
Eaton Vance Corp.	58,186	1,758,963
Federated Investors Inc. Class B	43,857	1,147,738
Franklin Resources Inc.	73,452	8,168,597
Goldman Sachs Group Inc. (The)	254,285	42,760,566
Greenhill & Co. Inc.(b)	14,527	1,186,565

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Interactive Brokers Group Inc. Class A	18,174	323,861
IntercontinentalExchange Inc.(a)	36,537	4,353,383
Invesco Ltd.(b)	231,263	5,564,188
Janus Capital Group Inc.	91,148	1,182,189
Jefferies Group Inc.(b)	57,443	1,529,707
JPMorgan Chase & Co.	1,965,212	83,364,293
Lazard Ltd. Class A(b)	45,436	1,794,268
Legg Mason Inc.	76,402	2,771,100
LPL Investment Holdings Inc.(a)	8,561	311,364
Morgan Stanley	747,339	20,335,094
NASDAQ OMX Group Inc. (The)(a)	66,718	1,581,884
NYSE Euronext Inc.	128,953	3,866,011
Raymond James Financial Inc.	48,904	1,599,161
SLM Corp.(a)	240,006	3,021,675
T. Rowe Price Group Inc.	128,212	8,274,802
TD AMERITRADE Holding Corp.	115,033	2,184,477
Waddell & Reed Financial Inc. Class A	42,585	1,502,825

		328,785,747
ELECTRIC—3.01%
AES Corp. (The)(a)	330,869	4,029,984
Allegheny Energy Inc.	83,620	2,026,949
Alliant Energy Corp.	54,708	2,011,613
Ameren Corp.	117,737	3,319,006
American Electric Power Co. Inc.	236,557	8,511,321
Calpine Corp.(a)	172,369	2,299,402
CenterPoint Energy Inc.	207,836	3,267,182
CMS Energy Corp.	120,767	2,246,266
Consolidated Edison Inc.	139,285	6,904,357
Constellation Energy Group Inc.	91,273	2,795,692
Dominion Resources Inc.	294,424	12,577,793
DPL Inc.	58,600	1,506,606
DTE Energy Co.	83,203	3,770,760
Duke Energy Corp.	648,651	11,552,474
Edison International	160,950	6,212,670
Entergy Corp.	93,525	6,624,376
Exelon Corp.	326,312	13,587,632
FirstEnergy Corp.	150,583	5,574,583
GenOn Energy Inc.(a)	379,029	1,444,101
Great Plains Energy Inc.	66,750	1,294,283
Hawaiian Electric Industries Inc.	45,865	1,045,263
Integrys Energy Group Inc.	38,058	1,846,194
ITC Holdings Corp.	24,831	1,539,025
MDU Resources Group Inc.	92,756	1,880,164
NextEra Energy Inc.	204,842	10,649,736
Northeast Utilities	86,930	2,771,328
NRG Energy Inc.(a)	125,900	2,460,086
NSTAR	52,782	2,226,873
NV Energy Inc.	115,869	1,627,959
OGE Energy Corp.	47,978	2,184,918
Ormat Technologies Inc.	9,624	284,678
Pepco Holdings Inc.	110,175	2,010,694
PG&E Corp.	193,677	9,265,508
Pinnacle West Capital Corp.	53,549	2,219,606
PPL Corp.	238,206	6,269,582
Progress Energy Inc.	141,870	6,168,508
Public Service Enterprise Group Inc.	249,930	7,950,273
SCANA Corp.	55,682	2,260,689
Southern Co.	407,280	15,570,314
TECO Energy Inc.	105,501	1,877,918
Westar Energy Inc.	59,227	1,490,151
Wisconsin Energy Corp.	57,751	3,399,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Xcel Energy Inc.	227,036	5,346,698

		193,902,439
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
AMETEK Inc.	78,827	3,093,960
Emerson Electric Co.	372,023	21,268,555
Energizer Holdings Inc.(a)	34,594	2,521,903
General Cable Corp.(a)	25,638	899,637
Hubbell Inc. Class B	29,579	1,778,585
Molex Inc.(b)	66,018	1,499,929
SunPower Corp. Class A(a)(b)	47,888	614,403

		31,676,972
ELECTRONICS—0.80%
Agilent Technologies Inc.(a)	171,982	7,125,214
Amphenol Corp. Class A	85,732	4,524,935
Arrow Electronics Inc.(a)	59,911	2,051,952
Avnet Inc.(a)	74,978	2,476,523
AVX Corp.	23,567	363,639
Dolby Laboratories Inc. Class A(a)	26,387	1,760,013
FLIR Systems Inc.(a)	75,715	2,252,521
Garmin Ltd.(b)	55,385	1,716,381
Gentex Corp.	68,816	2,034,201
Itron Inc.(a)	19,917	1,104,398
Jabil Circuit Inc.	88,691	1,781,802
Mettler-Toledo International Inc.(a)	16,611	2,511,749
National Instruments Corp.	28,462	1,071,310
PerkinElmer Inc.	58,079	1,499,600
Thermo Fisher Scientific Inc.(a)	202,736	11,223,465
Thomas & Betts Corp.(a)	26,194	1,265,170
Trimble Navigation Ltd.(a)	59,877	2,390,888
Vishay Intertechnology Inc.(a)	74,941	1,100,134
Vishay Precision Group Inc.(a)	6,083	114,604
Waters Corp.(a)	45,924	3,568,754

		51,937,253
ENERGY - ALTERNATE SOURCES—0.07%
Covanta Holding Corp.	63,779	1,096,361
First Solar Inc.(a)(b)	27,395	3,565,185

		4,661,546
ENGINEERING & CONSTRUCTION—0.30%
AECOM Technology Corp.(a)	50,002	1,398,556
Chicago Bridge & Iron Co. NV(a)	49,807	1,638,650
Fluor Corp.	88,303	5,850,957
Jacobs Engineering Group Inc.(a)	61,711	2,829,449
KBR Inc.	74,589	2,272,727
McDermott International Inc.(a)	114,147	2,361,702
Shaw Group Inc. (The)(a)	41,558	1,422,530
URS Corp.(a)	40,834	1,699,103

		19,473,674
ENTERTAINMENT—0.12%
Bally Technologies Inc.(a)	27,248	1,149,593
DreamWorks Animation SKG Inc. Class A(a)	36,563	1,077,512
International Game Technology	147,207	2,604,092
International Speedway Corp. Class A	14,938	390,927
Madison Square Garden Inc. Class A(a)	30,009	773,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Penn National Gaming Inc.(a)	33,473	1,176,576
Regal Entertainment Group Class A	40,195	471,889

		7,644,221
ENVIRONMENTAL CONTROL—0.32%
Nalco Holding Co.	63,965	2,043,042
Republic Services Inc.	160,532	4,793,485
Stericycle Inc.(a)	41,821	3,384,155
Waste Connections Inc.	57,443	1,581,406
Waste Management Inc.	238,602	8,797,256

		20,599,344
FOOD—1.74%
Campbell Soup Co.	90,781	3,154,640
ConAgra Foods Inc.	220,115	4,970,197
Corn Products International Inc.	37,108	1,706,968
Dean Foods Co.(a)	90,136	796,802
Del Monte Foods Co.	97,896	1,840,445
Flowers Foods Inc.	37,754	1,015,960
General Mills Inc.	327,768	11,665,263
H.J. Heinz Co.	156,228	7,727,037
Hershey Co. (The)	76,002	3,583,494
Hormel Foods Corp.	34,060	1,745,916
J.M. Smucker Co. (The)	58,856	3,863,896
Kellogg Co.	127,309	6,502,944
Kraft Foods Inc. Class A	792,303	24,965,467
Kroger Co. (The)	318,546	7,122,689
McCormick & Co. Inc. NVS	65,450	3,045,388
Ralcorp Holdings Inc.(a)(b)	27,120	1,763,071
Safeway Inc.	191,988	4,317,810
Sara Lee Corp.	326,680	5,720,167
Smithfield Foods Inc.(a)	67,812	1,398,962
SUPERVALU Inc.	104,531	1,006,634
Sysco Corp.	292,232	8,591,621
Tyson Foods Inc. Class A	147,393	2,538,107
Whole Foods Market Inc.(a)	69,112	3,496,376

		112,539,854
FOREST PRODUCTS & PAPER—0.32%
Domtar Corp.	20,885	1,585,589
International Paper Co.	215,690	5,875,396
MeadWestvaco Corp.	84,357	2,206,779
Plum Creek Timber Co. Inc.(b)	80,462	3,013,302
Rayonier Inc.	39,553	2,077,323
Temple-Inland Inc.	53,068	1,127,164
Weyerhaeuser Co.	264,490	5,006,796

		20,892,349
GAS—0.31%
AGL Resources Inc.	38,397	1,376,532
Atmos Energy Corp.	45,927	1,432,922
Energen Corp.	35,449	1,710,769
National Fuel Gas Co.	36,429	2,390,471
NiSource Inc.	136,719	2,408,989
Sempra Energy	122,281	6,417,307
Southern Union Co.	61,395	1,477,778
UGI Corp.	53,827	1,699,857

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Vectren Corp.	39,958	1,014,134

		19,928,759
HAND & MACHINE TOOLS—0.17%
Kennametal Inc.	40,293	1,589,962
Lincoln Electric Holdings Inc.	21,101	1,377,262
Regal Beloit Corp.	18,961	1,265,836
Snap-on Inc.	28,513	1,613,266
Stanley Black & Decker Inc.	79,241	5,298,846

		11,145,172
HEALTH CARE - PRODUCTS—3.38%
Alcon Inc.	34,272	5,600,045
Alere Inc.(a)	41,409	1,515,569
Baxter International Inc.	294,616	14,913,462
Beckman Coulter Inc.	34,645	2,606,343
Becton, Dickinson and Co.	115,253	9,741,184
Boston Scientific Corp.(a)	749,073	5,670,483
C.R. Bard Inc.	46,973	4,310,712
CareFusion Corp.(a)	89,202	2,292,491
Cooper Companies Inc. (The)	22,374	1,260,551
Covidien PLC	247,611	11,305,918
DENTSPLY International Inc.	72,208	2,467,347
Edwards Lifesciences Corp.(a)	55,974	4,524,938
Gen-Probe Inc.(a)	24,443	1,426,249
Henry Schein Inc.(a)	45,139	2,771,083
Hill-Rom Holdings Inc.	31,091	1,224,053
Hologic Inc.(a)	127,939	2,407,812
IDEXX Laboratories Inc.(a)	28,423	1,967,440
Intuitive Surgical Inc.(a)	19,339	4,984,627
Johnson & Johnson	1,362,306	84,258,626
Kinetic Concepts Inc.(a)	30,873	1,292,961
Medtronic Inc.	544,096	20,180,521
Patterson Companies Inc.	50,334	1,541,731
ResMed Inc.(a)(b)	74,862	2,593,220
St. Jude Medical Inc.(a)	163,232	6,978,168
Stryker Corp.	155,591	8,355,237
TECHNE Corp.	18,373	1,206,555
Thoratec Corp.(a)	28,243	799,842
Varian Medical Systems Inc.(a)	61,033	4,228,366
Zimmer Holdings Inc.(a)	100,186	5,377,985

		217,803,519
HEALTH CARE - SERVICES—1.08%
Aetna Inc.	197,654	6,030,424
Brookdale Senior Living Inc.(a)	42,109	901,554
Community Health Systems Inc.(a)	46,796	1,748,766
Covance Inc.(a)(b)	31,892	1,639,568
Coventry Health Care Inc.(a)	73,011	1,927,490
DaVita Inc.(a)	48,024	3,337,188
Health Management Associates Inc. Class A(a)	123,404	1,177,274
Health Net Inc.(a)	49,310	1,345,670
Humana Inc.(a)	84,100	4,603,634
Laboratory Corp. of America Holdings(a)	51,560	4,533,155
LifePoint Hospitals Inc.(a)	27,216	1,000,188
Lincare Holdings Inc.	49,090	1,317,085
MEDNAX Inc.(a)	23,297	1,567,655
Quest Diagnostics Inc.	69,797	3,766,944
Tenet Healthcare Corp.(a)	238,792	1,597,518
UnitedHealth Group Inc.	561,472	20,274,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Universal Health Services Inc. Class B	44,349	1,925,634
WellPoint Inc.(a)	197,464	11,227,803

		69,922,304
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	96,294	2,809,859

		2,809,859
HOME BUILDERS—0.14%
D.R. Horton Inc.	137,230	1,637,154
KB Home	37,645	507,831
Lennar Corp. Class A	78,437	1,470,694
M.D.C. Holdings Inc.	18,810	541,164
NVR Inc.(a)	2,901	2,004,649
Pulte Group Inc.(a)	166,191	1,249,756
Thor Industries Inc.	16,445	558,472
Toll Brothers Inc.(a)	71,380	1,356,220

		9,325,940
HOME FURNISHINGS—0.10%
Harman International Industries Inc.(a)	34,278	1,587,072
Tempur-Pedic International Inc.(a)	33,688	1,349,541
Whirlpool Corp.	37,111	3,296,570

		6,233,183
HOUSEHOLD PRODUCTS & WARES—0.50%
Avery Dennison Corp.	54,497	2,307,403
Church & Dwight Co. Inc.	35,023	2,417,287
Clorox Co. (The)	69,588	4,403,529
Fortune Brands Inc.	75,259	4,534,355
Fossil Inc.(a)	25,961	1,829,731
Jarden Corp.	45,465	1,403,504
Kimberly-Clark Corp.	204,496	12,891,428
Scotts Miracle-Gro Co. (The) Class A	22,739	1,154,459
Tupperware Brands Corp.	31,179	1,486,303

		32,427,999
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	143,449	2,607,903
Toro Co. (The)	15,472	953,694

		3,561,597
INSURANCE—4.06%
ACE Ltd.	167,301	10,414,487
Aflac Inc.	231,959	13,089,446
Alleghany Corp.(a)	3,321	1,017,455
Allied World Assurance Co. Holdings Ltd.	21,051	1,251,271
Allstate Corp. (The)	265,722	8,471,217
American Financial Group Inc.	42,312	1,366,255
American International Group Inc.(a)(b)	59,721	3,441,124
American National Insurance Co.	3,522	301,554
Aon Corp.	162,343	7,469,401
Arch Capital Group Ltd.(a)(b)	24,502	2,157,401
Arthur J. Gallagher & Co.	51,460	1,496,457
Aspen Insurance Holdings Ltd.	38,107	1,090,622
Assurant Inc.	55,164	2,124,917
Assured Guaranty Ltd.	90,917	1,609,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Axis Capital Holdings Ltd.	59,207	2,124,347
Berkshire Hathaway Inc. Class B(a)	854,260	68,434,769
Brown & Brown Inc.	55,720	1,333,937
Chubb Corp. (The)	150,626	8,983,335
CIGNA Corp.	136,685	5,010,872
Cincinnati Financial Corp.	72,139	2,286,085
CNA Financial Corp.(a)	13,177	356,438
Endurance Specialty Holdings Ltd.(b)	20,472	943,145
Erie Indemnity Co. Class A	14,099	923,062
Everest Re Group Ltd.	27,176	2,305,068
Fidelity National Financial Inc. Class A	113,197	1,548,535
Genworth Financial Inc. Class A(a)	241,651	3,175,294
Hanover Insurance Group Inc. (The)	22,074	1,031,297
Hartford Financial Services Group Inc. (The)	219,398	5,811,853
HCC Insurance Holdings Inc.	56,739	1,642,027
Lincoln National Corp.	149,442	4,155,982
Loews Corp.	155,466	6,049,182
Markel Corp.(a)	4,855	1,835,821
Marsh & McLennan Companies Inc.	267,375	7,310,033
MBIA Inc.(a)(b)	76,173	913,314
Mercury General Corp.	13,331	573,366
MetLife Inc.	321,556	14,289,949
Old Republic International Corp.	127,852	1,742,623
OneBeacon Insurance Group Ltd.	11,473	173,931
PartnerRe Ltd.	38,665	3,106,733
Principal Financial Group Inc.	157,943	5,142,624
Progressive Corp. (The)	331,186	6,580,666
Protective Life Corp.	42,164	1,123,249
Prudential Financial Inc.	229,266	13,460,207
Reinsurance Group of America Inc.	36,154	1,941,831
RenaissanceRe Holdings Ltd.	27,119	1,727,209
StanCorp Financial Group Inc.	23,332	1,053,206
Symetra Financial Corp.	17,037	233,407
Torchmark Corp.	40,731	2,433,270
Transatlantic Holdings Inc.	31,728	1,637,799
Travelers Companies Inc. (The)	232,168	12,934,079
Unitrin Inc.	25,079	615,439
Unum Group	164,432	3,982,543
Validus Holdings Ltd.	36,428	1,115,061
W.R. Berkley Corp.	59,421	1,626,947
Wesco Financial Corp.	659	242,782
White Mountains Insurance Group Ltd.	3,751	1,258,836
XL Group PLC	159,686	3,484,349

		261,955,340
INTERNET—2.74%
Akamai Technologies Inc.(a)	89,729	4,221,749
Amazon.com Inc.(a)	172,819	31,107,420
AOL Inc.(a)	52,959	1,255,658
eBay Inc.(a)	568,108	15,810,446
Equinix Inc.(a)	22,347	1,815,917
Expedia Inc.	101,332	2,542,420
F5 Networks Inc.(a)	39,585	5,152,384
Google Inc. Class A(a)	120,341	71,478,944
IAC/InterActiveCorp(a)	35,576	1,021,031
Liberty Media Corp. - Liberty Interactive Group Series A(a)	295,117	4,653,995
McAfee Inc.(a)	77,089	3,569,991
Netflix Inc.(a)(b)	19,735	3,467,439
Priceline.com Inc.(a)	23,443	9,366,651
Symantec Corp.(a)	394,662	6,606,642
VeriSign Inc.	84,978	2,776,231
WebMD Health Corp.(a)	29,379	1,500,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Yahoo! Inc.(a)	643,887	10,707,841

		177,054,851
INVESTMENT COMPANIES—0.02%
Ares Capital Corp.	94,524	1,557,756

		1,557,756
IRON & STEEL—0.39%
AK Steel Holding Corp.	54,090	885,453
Allegheny Technologies Inc.	48,609	2,682,245
Carpenter Technology Corp.	21,652	871,277
Cliffs Natural Resources Inc.	66,902	5,219,025
Nucor Corp.	155,666	6,821,284
Reliance Steel & Aluminum Co.	36,654	1,873,019
Schnitzer Steel Industries Inc. Class A	10,776	715,419
Steel Dynamics Inc.	106,811	1,954,641
United States Steel Corp.	70,831	4,137,947

		25,160,310
LEISURE TIME—0.28%
Carnival Corp.	215,989	9,959,253
Harley-Davidson Inc.	116,326	4,033,022
Royal Caribbean Cruises Ltd.(a)	65,015	3,055,705
WMS Industries Inc.(a)	28,753	1,300,786

		18,348,766
LODGING—0.44%
Choice Hotels International Inc.	13,685	523,725
Hyatt Hotels Corp. Class A(a)	21,505	984,069
Las Vegas Sands Corp.(a)	156,261	7,180,193
Marriott International Inc. Class A	134,065	5,569,060
MGM Resorts International(a)(b)	147,958	2,197,176
Starwood Hotels & Resorts Worldwide Inc.	93,621	5,690,285
Wyndham Worldwide Corp.	88,804	2,660,568
Wynn Resorts Ltd.	37,280	3,871,155

		28,676,231
MACHINERY—1.35%
AGCO Corp.(a)	45,926	2,326,611
Babcock & Wilcox Co. (The)(a)	57,064	1,460,268
Bucyrus International Inc.	37,137	3,320,048
Caterpillar Inc.	310,292	29,061,949
CNH Global NV(a)	12,637	603,290
Cummins Inc.	99,090	10,900,891
Deere & Co.	209,862	17,429,039
Flowserve Corp.	27,701	3,302,513
Gardner Denver Inc.	25,839	1,778,240
Graco Inc.	30,069	1,186,222
IDEX Corp.	40,080	1,567,930
Joy Global Inc.	50,866	4,412,625
Manitowoc Co. Inc. (The)	65,282	855,847
Rockwell Automation Inc.	70,443	5,051,468
Terex Corp.(a)	53,609	1,664,023
Wabtec Corp.	23,642	1,250,425
Zebra Technologies Corp. Class A(a)	28,431	1,080,094

		87,251,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

MANUFACTURING—3.77%
3M Co.	352,226	30,397,104
AptarGroup Inc.	33,456	1,591,502
Carlisle Companies Inc.	30,194	1,199,910
Cooper Industries PLC(b)	82,767	4,824,488
Crane Co.	24,479	1,005,353
Danaher Corp.	262,675	12,390,380
Donaldson Co. Inc.	38,096	2,220,235
Dover Corp.	92,264	5,392,831
Eaton Corp.	82,797	8,404,723
General Electric Co.	5,273,519	96,452,662
Harsco Corp.	39,611	1,121,784
Honeywell International Inc.	378,463	20,119,093
Illinois Tool Works Inc.	217,687	11,624,486
Ingersoll-Rand PLC	159,017	7,488,111
ITT Corp.	90,653	4,723,928
Leggett & Platt Inc.	73,126	1,664,348
Pall Corp.	57,718	2,861,658
Parker Hannifin Corp.	79,551	6,865,251
Pentair Inc.	48,636	1,775,700
Roper Industries Inc.	46,424	3,548,186
SPX Corp.	24,704	1,766,089
Teleflex Inc.	19,697	1,059,896
Textron Inc.(b)	135,038	3,192,298
Trinity Industries Inc.	39,328	1,046,518
Tyco International Ltd.	252,205	10,451,375

		243,187,909
MEDIA—2.96%
Cablevision NY Group Class A	116,311	3,935,964
CBS Corp. Class B NVS	335,910	6,399,085
Central European Media Enterprises Ltd. Class A(a)(b)	18,827	383,129
Comcast Corp. Class A	1,389,547	30,528,348
DIRECTV Class A(a)	401,924	16,048,825
Discovery Communications Inc. Series A(a)	140,449	5,856,723
DISH Network Corp. Class A(a)	98,739	1,941,209
Gannett Co. Inc.	117,531	1,773,543
John Wiley & Sons Inc. Class A	22,125	1,000,935
Liberty Global Inc. Series A(a)(b)	116,891	4,135,604
Liberty Media Corp. - Liberty Capital Group Series A(a)	36,388	2,276,433
Liberty Media Corp. - Liberty Starz Group Series A(a)	25,327	1,683,739
McGraw-Hill Companies Inc. (The)	155,854	5,674,644
Meredith Corp.	17,705	613,478
New York Times Co. (The) Class A(a)(b)	66,603	652,709
News Corp. Class A NVS	1,128,826	16,435,707
Scripps Networks Interactive Inc. Class A	44,210	2,287,868
Sirius XM Radio Inc.(a)	1,919,912	3,148,656
Thomson Reuters Corp.	184,759	6,885,968
Time Warner Cable Inc.	175,112	11,562,645
Time Warner Inc.	562,978	18,111,002
Viacom Inc. Class B NVS	300,019	11,883,753
Walt Disney Co. (The)	967,407	36,287,437
Washington Post Co. (The) Class B	2,788	1,225,326

		190,732,730
METAL FABRICATE & HARDWARE—0.21%
Commercial Metals Co.	56,164	931,761
Precision Castparts Corp.	70,242	9,778,389
Timken Co. (The)	42,651	2,035,732

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Valmont Industries Inc.	10,910	968,044

		13,713,926
MINING—0.94%
Alcoa Inc.	504,379	7,762,393
Compass Minerals International Inc.	16,148	1,441,532
Freeport-McMoRan Copper & Gold Inc.	232,164	27,880,575
Newmont Mining Corp.	234,986	14,435,190
Royal Gold Inc.	26,437	1,444,253
Southern Copper Corp.	83,564	4,072,909
Titanium Metals Corp.(a)	42,412	728,638
Vulcan Materials Co.(b)	63,041	2,796,499

		60,561,989
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	102,477	2,477,894
Xerox Corp.	681,239	7,847,873

		10,325,767
OIL & GAS—8.87%
Anadarko Petroleum Corp.	244,378	18,611,828
Apache Corp.	188,611	22,488,090
Atlas Energy Inc.(a)	38,633	1,698,693
Atwood Oceanics Inc.(a)	27,652	1,033,355
Cabot Oil & Gas Corp.	51,285	1,941,137
Chesapeake Energy Corp.	321,543	8,331,179
Chevron Corp.	992,143	90,533,049
Cimarex Energy Co.	41,435	3,668,241
Cobalt International Energy Inc.(a)	36,298	443,199
Comstock Resources Inc.(a)	23,561	578,658
Concho Resources Inc.(a)	50,761	4,450,217
ConocoPhillips	735,144	50,063,306
Continental Resources Inc.(a)	15,271	898,698
Denbury Resources Inc.(a)	197,255	3,765,598
Devon Energy Corp.	220,741	17,330,376
Diamond Offshore Drilling Inc.	34,115	2,281,270
EOG Resources Inc.	125,058	11,431,552
EQT Corp.	73,401	3,291,301
EXCO Resources Inc.	72,491	1,407,775
Exxon Mobil Corp.	2,517,362	184,069,509
Forest Oil Corp.(a)	55,456	2,105,664
Frontier Oil Corp.(a)	52,173	939,636
Helmerich & Payne Inc.	46,444	2,251,605
Hess Corp.	147,438	11,284,905
Holly Corp.	21,939	894,453
Marathon Oil Corp.	350,479	12,978,237
Murphy Oil Corp.	94,589	7,051,610
Nabors Industries Ltd.(a)	140,912	3,305,796
Newfield Exploration Co.(a)	65,911	4,752,842
Noble Energy Inc.	86,271	7,426,208
Occidental Petroleum Corp.	401,164	39,354,188
Patterson-UTI Energy Inc.	76,265	1,643,511
Petrohawk Energy Corp.(a)	149,194	2,722,791
Pioneer Natural Resources Co.	57,273	4,972,442
Plains Exploration & Production Co.(a)	69,105	2,221,035
Pride International Inc.(a)	86,667	2,860,011
QEP Resources Inc.	86,453	3,139,108
Quicksilver Resources Inc.(a)	58,088	856,217
Range Resources Corp.	78,757	3,542,490
Rowan Companies Inc.(a)	62,312	2,175,312

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

SandRidge Energy Inc.(a)	177,446	1,298,905
SM Energy Co.	31,014	1,827,655
Southwestern Energy Co.(a)	171,032	6,401,728
Sunoco Inc.	59,485	2,397,840
Tesoro Corp.(a)	70,010	1,297,985
Ultra Petroleum Corp.(a)	75,200	3,592,304
Unit Corp.(a)	19,808	920,676
Valero Energy Corp.	279,345	6,458,456
Whiting Petroleum Corp.(a)	28,935	3,390,893

		572,381,534
OIL & GAS SERVICES—2.05%
Baker Hughes Inc.	211,943	12,116,781
Cameron International Corp.(a)	120,631	6,119,611
Core Laboratories NV	22,064	1,964,799
Dresser-Rand Group Inc.(a)	40,698	1,733,328
Exterran Holdings Inc.(a)	31,390	751,791
FMC Technologies Inc.(a)	60,080	5,341,713
Halliburton Co.	448,823	18,325,443
National Oilwell Varco Inc.	206,981	13,919,472
Oceaneering International Inc.(a)	27,215	2,003,840
Oil States International Inc.(a)	24,821	1,590,778
Schlumberger Ltd.	674,683	56,336,030
SEACOR Holdings Inc.	10,518	1,063,265
Superior Energy Services Inc.(a)	38,979	1,363,875
Tidewater Inc.	25,570	1,376,689
Weatherford International Ltd.(a)	365,689	8,337,709

		132,345,124
PACKAGING & CONTAINERS—0.25%
Ball Corp.	45,625	3,104,781
Bemis Co. Inc.	53,776	1,756,324
Crown Holdings Inc.(a)	79,912	2,667,463
Greif Inc. Class A	17,208	1,065,175
Owens-Illinois Inc.(a)	81,407	2,499,195
Packaging Corp. of America	50,835	1,313,576
Sealed Air Corp.	78,753	2,004,264
Sonoco Products Co.	49,545	1,668,180

		16,078,958
PHARMACEUTICALS—4.82%
Abbott Laboratories	762,443	36,528,644
Allergan Inc.	150,204	10,314,509
AmerisourceBergen Corp.	139,584	4,762,606
Amylin Pharmaceuticals Inc.(a)	70,827	1,041,865
BioMarin Pharmaceutical Inc.(a)	50,077	1,348,574
Bristol-Myers Squibb Co.	849,443	22,493,251
Cardinal Health Inc.	178,868	6,852,433
Cephalon Inc.(a)	37,088	2,289,071
Dendreon Corp.(a)	71,132	2,483,929
Eli Lilly and Co.	502,392	17,603,816
Endo Pharmaceuticals Holdings Inc.(a)	57,311	2,046,576
Express Scripts Inc.(a)	270,749	14,633,983
Forest Laboratories Inc.(a)	141,060	4,511,099
Gilead Sciences Inc.(a)	414,248	15,012,347
Herbalife Ltd.	29,578	2,022,248
Hospira Inc.(a)	81,945	4,563,517
King Pharmaceuticals Inc.(a)	122,402	1,719,748
Mead Johnson Nutrition Co. Class A	101,041	6,289,802
Medco Health Solutions Inc.(a)	214,211	13,124,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Merck & Co. Inc.	1,540,216	55,509,385
Mylan Inc.(a)	215,005	4,543,056
Omnicare Inc.	59,268	1,504,814
Perrigo Co.	39,912	2,527,627
Pfizer Inc.	3,984,166	69,762,747
SXC Health Solutions Corp.(a)	30,371	1,301,701
United Therapeutics Corp.(a)	24,412	1,543,327
VCA Antech Inc.(a)	42,328	985,819
Warner Chilcott PLC Class A	44,391	1,001,461
Watson Pharmaceuticals Inc.(a)	55,210	2,851,596

		311,174,259
PIPELINES—0.38%
El Paso Corp.	347,667	4,783,898
ONEOK Inc.	52,510	2,912,730
Questar Corp.	86,824	1,511,606
Spectra Energy Corp.	320,094	7,999,149
Williams Companies Inc. (The)	288,625	7,134,810

		24,342,193
REAL ESTATE—0.12%
CB Richard Ellis Group Inc. Class A(a)	140,856	2,884,731
Forest City Enterprises Inc. Class A(a)(b)	62,694	1,046,363
Howard Hughes Corp. (The)(a)	14,557	792,192
Jones Lang LaSalle Inc.	20,819	1,747,130
St. Joe Co. (The)(a)(b)	45,698	998,501

		7,468,917
REAL ESTATE INVESTMENT TRUSTS—1.99%
Alexandria Real Estate Equities Inc.	27,021	1,979,558
AMB Property Corp.	83,027	2,632,786
Annaly Capital Management Inc.	306,185	5,486,835
Apartment Investment and Management Co. Class A	57,933	1,496,989
AvalonBay Communities Inc.	40,994	4,613,875
Boston Properties Inc.	68,673	5,912,745
Brandywine Realty Trust	65,306	760,815
BRE Properties Inc. Class A	31,644	1,376,514
Camden Property Trust	32,521	1,755,484
Chimera Investment Corp.	497,584	2,045,070
CommonWealth REIT	35,649	909,406
Corporate Office Properties Trust	29,089	1,016,661
Developers Diversified Realty Corp.	98,200	1,383,638
Digital Realty Trust Inc.(b)	42,970	2,214,674
Douglas Emmett Inc.	60,712	1,007,819
Duke Realty Corp.	124,222	1,547,806
Equity Residential	139,780	7,261,571
Essex Property Trust Inc.	14,920	1,704,162
Federal Realty Investment Trust	30,242	2,356,759
General Growth Properties Inc.	198,644	3,075,009
HCP Inc.	153,181	5,635,529
Health Care REIT Inc.	72,383	3,448,326
Hospitality Properties Trust	60,785	1,400,486
Host Hotels & Resorts Inc.(b)	325,163	5,810,663
Kimco Realty Corp.	200,394	3,615,108
Liberty Property Trust(b)	55,794	1,780,945
Macerich Co. (The)	64,087	3,035,801
Mack-Cali Realty Corp.	39,331	1,300,283
Nationwide Health Properties Inc.	62,326	2,267,420
Piedmont Office Realty Trust Inc. Class A	25,635	516,289
ProLogis	281,125	4,059,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Public Storage	69,316	7,030,029
Realty Income Corp.	58,261	1,992,526
Regency Centers Corp.	40,334	1,703,708
Senior Housing Properties Trust	70,329	1,543,018
Simon Property Group Inc.	144,591	14,385,359
SL Green Realty Corp.	38,513	2,600,013
Taubman Centers Inc.	26,928	1,359,325
UDR Inc.(b)	90,081	2,118,705
Ventas Inc.(b)	77,495	4,066,938
Vornado Realty Trust	79,797	6,649,484
Weingarten Realty Investors	59,257	1,407,946

		128,265,522
RETAIL—5.74%
Abercrombie & Fitch Co. Class A	43,582	2,511,631
Advance Auto Parts Inc.	43,366	2,868,661
Aeropostale Inc.(a)	43,499	1,071,815
American Eagle Outfitters Inc.	96,414	1,410,537
AutoNation Inc.(a)	32,681	921,604
AutoZone Inc.(a)	13,014	3,547,486
Bed Bath & Beyond Inc.(a)	130,044	6,391,663
Best Buy Co. Inc.	160,576	5,506,151
Big Lots Inc.(a)	37,375	1,138,442
BJ’s Wholesale Club Inc.(a)	26,668	1,277,397
Brinker International Inc.	45,649	953,151
CarMax Inc.(a)	110,497	3,522,644
Chico’s FAS Inc.	87,954	1,058,087
Chipotle Mexican Grill Inc.(a)	15,536	3,303,886
Copart Inc.(a)	35,636	1,331,005
Costco Wholesale Corp.	217,599	15,712,824
CVS Caremark Corp.	672,215	23,372,916
Darden Restaurants Inc.	69,472	3,226,280
Dick’s Sporting Goods Inc.(a)	44,109	1,654,087
Dollar General Corp.(a)	34,476	1,057,379
Dollar Tree Inc.(a)	62,861	3,525,245
Family Dollar Stores Inc.	62,449	3,104,340
Foot Locker Inc.	77,234	1,515,331
GameStop Corp. Class A(a)(b)	75,393	1,724,992
Gap Inc. (The)	210,360	4,657,370
Home Depot Inc. (The)	836,429	29,325,201
J. Crew Group Inc.(a)	27,218	1,174,185
J.C. Penney Co. Inc.	116,740	3,771,869
Kohl’s Corp.(a)	151,641	8,240,172
Limited Brands Inc.	131,972	4,055,500
Lowe’s Companies Inc.	712,785	17,876,648
Macy’s Inc.	208,529	5,275,784
McDonald’s Corp.	531,392	40,789,650
MSC Industrial Direct Co. Inc. Class A	21,547	1,393,875
Nordstrom Inc.	82,625	3,501,647
O’Reilly Automotive Inc.(a)	68,239	4,123,000
Office Depot Inc.(a)	135,337	730,820
Panera Bread Co. Class A(a)	14,343	1,451,655
PetSmart Inc.	58,446	2,327,320
RadioShack Corp.	56,283	1,040,673
Ross Stores Inc.	60,465	3,824,411
Sears Holdings Corp.(a)(b)	22,485	1,658,269
Signet Jewelers Ltd.(a)	42,183	1,830,742
Staples Inc.	360,569	8,210,156
Starbucks Corp.	368,053	11,825,543
Target Corp.	363,785	21,874,392
Tiffany & Co.	62,442	3,888,263
TJX Companies Inc. (The)	201,534	8,946,094

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Tractor Supply Co.	35,878	1,739,724
Urban Outfitters Inc.(a)	60,256	2,157,767
Wal-Mart Stores Inc.	957,120	51,617,482
Walgreen Co.	457,279	17,815,590
Wendy’s/Arby’s Group Inc. Class A	163,800	756,756
Williams-Sonoma Inc.	47,506	1,695,489
Yum! Brands Inc.	230,903	11,325,792

		370,609,393
SAVINGS & LOANS—0.20%
Capitol Federal Financial Inc.(b)	22,680	270,119
First Niagara Financial Group Inc.	103,073	1,440,961
Hudson City Bancorp Inc.	233,146	2,970,280
New York Community Bancorp Inc.	215,127	4,055,144
People’s United Financial Inc.	184,454	2,584,200
TFS Financial Corp.	39,909	359,979
Washington Federal Inc.	55,863	945,202

		12,625,885
SEMICONDUCTORS—2.74%
Advanced Micro Devices Inc.(a)	296,799	2,427,816
Altera Corp.	149,031	5,302,523
Analog Devices Inc.	147,215	5,545,589
Applied Materials Inc.	663,550	9,322,878
Atmel Corp.(a)	227,620	2,804,278
Avago Technologies Ltd.	52,300	1,488,981
Broadcom Corp. Class A	245,216	10,679,157
Cree Inc.(a)(b)	53,111	3,499,484
Cypress Semiconductor Corp.(a)	80,802	1,501,301
Fairchild Semiconductor International Inc.(a)	62,039	968,429
Intel Corp.	2,748,270	57,796,118
International Rectifier Corp.(a)	34,846	1,034,578
Intersil Corp. Class A	61,482	938,830
KLA-Tencor Corp.	83,979	3,244,949
Lam Research Corp.(a)	62,489	3,235,680
Linear Technology Corp.	110,738	3,830,427
LSI Corp.(a)	304,692	1,825,105
Marvell Technology Group Ltd.(a)(b)	267,457	4,961,327
Maxim Integrated Products Inc.	149,384	3,528,450
MEMC Electronic Materials Inc.(a)	112,772	1,269,813
Microchip Technology Inc.	91,022	3,113,863
Micron Technology Inc.(a)	422,751	3,390,463
National Semiconductor Corp.	117,657	1,618,960
Novellus Systems Inc.(a)	44,573	1,440,599
NVIDIA Corp.(a)	282,694	4,353,488
ON Semiconductor Corp.(a)	211,881	2,093,384
PMC-Sierra Inc.(a)	113,915	978,530
QLogic Corp.(a)	52,221	888,801
Rambus Inc.(a)	52,075	1,066,496
Rovi Corp.(a)	50,419	3,126,482
Silicon Laboratories Inc.(a)	22,811	1,049,762
Skyworks Solutions Inc.(a)	87,256	2,498,139
Teradyne Inc.(a)	89,435	1,255,667
Texas Instruments Inc.	603,731	19,621,258
Varian Semiconductor Equipment Associates Inc.(a)	36,809	1,360,829
Xilinx Inc.	127,874	3,705,789

		176,768,223
SOFTWARE—4.18%
Activision Blizzard Inc.	256,291	3,188,260

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Adobe Systems Inc.(a)	260,055	8,004,493
Allscripts Healthcare Solutions Inc.(a)	57,549	1,108,969
ANSYS Inc.(a)	44,659	2,325,394
Autodesk Inc.(a)	113,259	4,326,494
Automatic Data Processing Inc.	248,452	11,498,359
BMC Software Inc.(a)	89,690	4,227,987
Broadridge Financial Solutions Inc.	62,551	1,371,743
CA Inc.	192,208	4,697,564
Cerner Corp.(a)	33,988	3,220,023
Citrix Systems Inc.(a)	91,768	6,277,849
Compuware Corp.(a)	110,993	1,295,288
Dun & Bradstreet Corp. (The)	24,890	2,043,220
Electronic Arts Inc.(a)	162,648	2,664,174
Emdeon Inc. Class A(a)	14,207	192,363
Fidelity National Information Services Inc.	130,424	3,572,313
Fiserv Inc.(a)	75,399	4,415,365
Global Payments Inc.	40,289	1,861,755
Informatica Corp.(a)(b)	45,359	1,997,157
Intuit Inc.(a)	138,570	6,831,501
Microsoft Corp.	3,783,335	105,630,713
MSCI Inc. Class A(a)	54,330	2,116,697
Novell Inc.(a)	171,698	1,016,452
Nuance Communications Inc.(a)	112,230	2,040,341
Oracle Corp.	1,881,648	58,895,582
Paychex Inc.	159,440	4,928,290
Red Hat Inc.(a)	93,187	4,253,987
Salesforce.com Inc.(a)	56,592	7,470,144
SEI Investments Co.	73,880	1,757,605
Solera Holdings Inc.	34,576	1,774,440
Total System Services Inc.	81,186	1,248,641
VMware Inc. Class A(a)	36,317	3,228,945

		269,482,108
TELECOMMUNICATIONS—5.33%
Amdocs Ltd.(a)	95,397	2,620,556
American Tower Corp. Class A(a)	199,290	10,291,336
AT&T Inc.	2,918,659	85,750,201
Atheros Communications Inc.(a)(b)	34,518	1,239,887
CenturyLink Inc.	148,393	6,851,305
Ciena Corp.(a)(b)	45,647	960,869
Cisco Systems Inc.(a)	2,820,949	57,067,798
Clearwire Corp. Class A(a)(b)	73,794	380,039
CommScope Inc.(a)	46,831	1,462,064
Corning Inc.	770,954	14,894,831
Crown Castle International Corp.(a)	143,487	6,289,035
EchoStar Corp. Class A(a)	18,556	463,343
Frontier Communications Corp.	487,200	4,740,456
Harris Corp.	64,100	2,903,730
JDS Uniphase Corp.(a)	106,997	1,549,316
Juniper Networks Inc.(a)	259,910	9,595,877
Leap Wireless International Inc.(a)	29,826	365,667
Level 3 Communications Inc.(a)	816,155	799,832
MetroPCS Communications Inc.(a)	123,982	1,565,893
Motorola Inc.(a)	1,148,038	10,412,705
NeuStar Inc. Class A(a)	33,937	884,059
NII Holdings Inc.(a)(b)	82,655	3,691,372
Polycom Inc.(a)	42,078	1,640,200
QUALCOMM Inc.	810,240	40,098,778
Qwest Communications International Inc.	857,698	6,527,082
SBA Communications Corp. Class A(a)	57,726	2,363,302
Sprint Nextel Corp.(a)	1,454,968	6,154,515
Telephone and Data Systems Inc.	41,681	1,523,440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

Tellabs Inc.	189,727	1,286,349
tw telecom inc.(a)	75,256	1,283,115
United States Cellular Corp.(a)	7,730	386,036
Verizon Communications Inc.	1,396,246	49,957,682
Virgin Media Inc.	164,004	4,467,469
Windstream Corp.	238,770	3,328,454

		343,796,593
TEXTILES—0.05%
Cintas Corp.	65,525	1,832,079
Mohawk Industries Inc.(a)	27,624	1,567,938

		3,400,017
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	60,368	2,848,162
Mattel Inc.	180,204	4,582,588

		7,430,750
TRANSPORTATION—1.73%
Alexander & Baldwin Inc.	20,454	818,774
C.H. Robinson Worldwide Inc.	81,943	6,571,009
Con-way Inc.	26,679	975,651
CSX Corp.	192,265	12,422,242
Expeditors International of Washington Inc.	105,171	5,742,337
FedEx Corp.	154,711	14,389,670
Frontline Ltd.(b)	25,665	651,121
J.B. Hunt Transport Services Inc.	44,968	1,835,144
Kansas City Southern Industries Inc.(a)	50,536	2,418,653
Kirby Corp.(a)	26,725	1,177,236
Landstar System Inc.	24,896	1,019,242
Norfolk Southern Corp.	182,799	11,483,433
Ryder System Inc.	26,094	1,373,588
Teekay Corp.	21,069	696,963
Union Pacific Corp.	249,994	23,164,444
United Parcel Service Inc. Class B	352,748	25,602,450
UTi Worldwide Inc.	50,442	1,069,370

		111,411,327
TRUCKING & LEASING—0.01%
GATX Corp.	23,002	811,511

		811,511
WATER—0.06%
American Water Works Co. Inc.	86,335	2,183,412
Aqua America Inc.	67,611	1,519,895

		3,703,307

TOTAL COMMON STOCKS
(Cost: $6,657,007,573)		6,438,514,001

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.17%

MONEY MARKET FUNDS—1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	60,333,129	60,333,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

December 31, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	8,768,637	8,768,637
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	6,622,897	6,622,897

		75,724,663

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,724,663)		75,724,663

TOTAL INVESTMENTS IN SECURITIES—100.96%
(Cost: $6,732,732,236)		6,514,238,664
Other Assets, Less Liabilities—(0.96)%		(62,245,512)

NET ASSETS—100.00%		$6,451,993,152

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.26%
Interpublic Group of Companies Inc. (The)(a)	933,597	$9,914,800
Lamar Advertising Co. Class A(a)	22,950	914,328
Omnicom Group Inc.	471,470	21,593,326

		32,422,454
AEROSPACE & DEFENSE—2.10%
Alliant Techsystems Inc.(a)	58,841	4,379,536
Boeing Co. (The)	1,173,759	76,599,512
Goodrich Corp.	67,452	5,940,497
Lockheed Martin Corp.	462,811	32,355,117
Rockwell Collins Inc.	158,548	9,237,007
Spirit AeroSystems Holdings Inc. Class A(a)	31,809	661,945
TransDigm Group Inc.(a)	93,939	6,764,547
United Technologies Corp.	1,628,246	128,175,525

		264,113,686
AGRICULTURE—2.42%
Altria Group Inc.	2,317,865	57,065,836
Monsanto Co.	1,041,521	72,531,523
Philip Morris International Inc.	2,977,043	174,246,327

		303,843,686
AIRLINES—0.30%
AMR Corp.(a)	208,589	1,624,908
Copa Holdings SA Class A	37,919	2,231,154
Delta Air Lines Inc.(a)	1,504,813	18,960,644
Southwest Airlines Co.	191,386	2,484,190
United Continental Holdings Inc.(a)(b)	521,335	12,418,200

		37,719,096
APPAREL—0.95%
Coach Inc.	581,740	32,176,040
Guess? Inc.	123,195	5,829,588
Hanesbrands Inc.(a)	183,471	4,660,163
Nike Inc. Class B	687,074	58,689,861
Phillips-Van Heusen Corp.	107,815	6,793,423
Polo Ralph Lauren Corp.	106,721	11,837,493

		119,986,568
AUTO MANUFACTURERS—1.28%
Ford Motor Co.(a)	6,367,188	106,905,087
Navistar International Corp.(a)	135,739	7,860,645
Oshkosh Corp.(a)	171,290	6,036,260
PACCAR Inc.	696,575	39,997,336
Tesla Motors Inc.(a)(b)	20,373	542,533

		161,341,861
AUTO PARTS & EQUIPMENT—0.69%
Autoliv Inc.	55,395	4,372,881
BorgWarner Inc.(a)	207,374	15,005,583

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Federal-Mogul Corp. Class A(a)	6,005	124,003
Goodyear Tire & Rubber Co. (The)(a)	465,243	5,513,130
Johnson Controls Inc.	1,210,996	46,260,047
Lear Corp.(a)	27,950	2,758,945
TRW Automotive Holdings Corp.(a)	101,362	5,341,777
WABCO Holdings Inc.(a)	122,812	7,482,935

		86,859,301
BANKS—0.09%
Bank of Hawaii Corp.	29,398	1,387,880
Northern Trust Corp.	184,854	10,242,760

		11,630,640
BEVERAGES—2.79%
Brown-Forman Corp. Class B NVS	152,218	10,597,417
Coca-Cola Co. (The)	3,000,054	197,313,552
Coca-Cola Enterprises Inc.	397,726	9,955,082
Dr Pepper Snapple Group Inc.	133,150	4,681,554
Green Mountain Coffee Roasters Inc.(a)(b)	210,893	6,929,944
Hansen Natural Corp.(a)	107,315	5,610,428
PepsiCo Inc.	1,770,421	115,661,604

		350,749,581
BIOTECHNOLOGY—1.24%
Alexion Pharmaceuticals Inc.(a)	171,406	13,806,753
Celgene Corp.(a)	883,369	52,242,443
Charles River Laboratories International Inc.(a)	25,999	924,004
Genzyme Corp.(a)	387,071	27,559,455
Human Genome Sciences Inc.(a)	357,528	8,541,344
Illumina Inc.(a)(b)	231,669	14,673,915
Life Technologies Corp.(a)	246,210	13,664,655
Myriad Genetics Inc.(a)	176,268	4,025,961
Regeneron Pharmaceuticals Inc.(a)	133,759	4,391,308
Talecris Biotherapeutics Holdings Corp.(a)	98,036	2,284,239
Vertex Pharmaceuticals Inc.(a)	385,898	13,518,007

		155,632,084
BUILDING MATERIALS—0.18%
Armstrong World Industries Inc.	3,961	170,323
Eagle Materials Inc.	84,702	2,392,831
Lennox International Inc.	90,226	4,266,788
Martin Marietta Materials Inc.(b)	86,717	7,998,776
Masco Corp.	207,791	2,630,634
Owens Corning(a)	121,159	3,774,103
USG Corp.(a)(b)	52,497	883,525

		22,116,980
CHEMICALS—2.21%
Air Products and Chemicals Inc.	405,275	36,859,761
Airgas Inc.	159,293	9,949,441
Albemarle Corp.	174,427	9,729,538
Ashland Inc.	13,283	675,573
Celanese Corp. Series A	299,826	12,343,836
CF Industries Holdings Inc.	98,038	13,249,836
E.I. du Pont de Nemours and Co.	596,394	29,748,133
Eastman Chemical Co.	28,435	2,390,815
Ecolab Inc.	444,979	22,435,841
FMC Corp.	95,372	7,619,269

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

International Flavors & Fragrances Inc.	151,785	8,437,728
Lubrizol Corp.	130,205	13,916,310
Mosaic Co. (The)	302,070	23,066,065
PPG Industries Inc.	52,038	4,374,835
Praxair Inc.	584,070	55,761,163
RPM International Inc.	125,355	2,770,346
Sherwin-Williams Co. (The)	109,024	9,130,760
Sigma-Aldrich Corp.	214,503	14,277,320
Valspar Corp. (The)	19,036	656,361

		277,392,931
COAL—0.23%
Alpha Natural Resources Inc.(a)	31,432	1,886,863
Arch Coal Inc.	219,176	7,684,310
CONSOL Energy Inc.	198,303	9,665,288
Walter Energy Inc.	80,702	10,316,944

		29,553,405
COMMERCIAL SERVICES—2.15%
Aaron’s Inc.	78,857	1,607,894
Alliance Data Systems Corp.(a)(b)	102,270	7,264,238
Apollo Group Inc. Class A(a)	247,080	9,757,189
Booz Allen Hamilton Holding Corp.(a)	20,038	389,338
Career Education Corp.(a)	123,026	2,550,329
Corrections Corp. of America(a)	37,882	949,323
DeVry Inc.	120,881	5,799,870
Education Management Corp.(a)(b)	45,335	820,564
Emergency Medical Services Corp. Class A(a)	56,633	3,659,058
FTI Consulting Inc.(a)	73,032	2,722,633
Gartner Inc.(a)	139,457	4,629,972
Genpact Ltd.(a)	125,598	1,909,090
Green Dot Corp. Class A(a)(b)	7,445	422,429
H&R Block Inc.	242,637	2,889,807
Hertz Global Holdings Inc.(a)	315,225	4,567,610
Hillenbrand Inc.	118,743	2,471,042
Iron Mountain Inc.	347,238	8,684,422
ITT Educational Services Inc.(a)(b)	60,943	3,881,460
KAR Auction Services Inc.(a)	9,691	133,736
Lender Processing Services Inc.	181,942	5,370,928
MasterCard Inc. Class A	185,777	41,634,483
McKesson Corp.	208,025	14,640,800
Monster Worldwide Inc.(a)	117,375	2,773,571
Moody’s Corp.	391,680	10,395,187
Morningstar Inc.	42,091	2,234,190
Pharmaceutical Product Development Inc.	202,785	5,503,585
R.R. Donnelley & Sons Co.	22,275	389,144
Robert Half International Inc.	287,505	8,797,653
SAIC Inc.(a)	590,375	9,363,348
Strayer Education Inc.(b)	26,648	4,056,359
Towers Watson & Co. Class A	12,344	642,629
Verisk Analytics Inc. Class A(a)	197,140	6,718,531
Visa Inc. Class A	891,362	62,734,058
VistaPrint NV(a)(b)	83,448	3,838,608
Weight Watchers International Inc.	63,300	2,373,117
Western Union Co.	1,281,476	23,797,009

		270,373,204
COMPUTERS—11.62%
Accenture PLC Class A	1,167,009	56,588,266
Apple Inc.(a)	1,737,333	560,394,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Cadence Design Systems Inc.(a)	520,237	4,297,158
Cognizant Technology Solutions Corp. Class A(a)	571,574	41,890,658
Dell Inc.(a)	3,248,283	44,014,235
Diebold Inc.	27,957	896,022
DST Systems Inc.	67,598	2,997,971
EMC Corp.(a)	3,924,460	89,870,134
FactSet Research Systems Inc.(b)	88,996	8,344,265
Hewlett-Packard Co.	4,477,347	188,496,309
IHS Inc. Class A(a)	92,812	7,461,157
International Business Machines Corp.	2,448,357	359,320,873
MICROS Systems Inc.(a)	153,858	6,748,212
NCR Corp.(a)	307,581	4,727,520
NetApp Inc.(a)	657,625	36,143,070
SanDisk Corp.(a)	438,945	21,885,798
Seagate Technology PLC(a)	668,047	10,040,746
Synopsys Inc.(a)	18,840	506,984
Teradata Corp.(a)	318,456	13,107,649
Western Digital Corp.(a)	101,105	3,427,460

		1,461,158,619
COSMETICS & PERSONAL CARE—1.00%
Alberto-Culver Co.	37,223	1,378,740
Avon Products Inc.	817,677	23,761,694
Colgate-Palmolive Co.	783,688	62,985,004
Estee Lauder Companies Inc. (The) Class A	210,955	17,024,068
Procter & Gamble Co. (The)	329,381	21,189,080

		126,338,586
DISTRIBUTION & WHOLESALE—0.31%
Fastenal Co.(b)	252,222	15,110,620
Ingram Micro Inc. Class A(a)	18,137	346,235
LKQ Corp.(a)	273,894	6,222,872
W.W. Grainger Inc.	111,863	15,449,399
WESCO International Inc.(a)	26,961	1,423,541

		38,552,667
DIVERSIFIED FINANCIAL SERVICES—2.37%
Affiliated Managers Group Inc.(a)	97,947	9,718,301
American Express Co.	2,002,121	85,931,033
Ameriprise Financial Inc.	98,720	5,681,336
BlackRock Inc.(c)	60,801	11,587,455
CBOE Holdings Inc.	10,410	237,973
Charles Schwab Corp. (The)	1,887,329	32,292,199
Eaton Vance Corp.	226,039	6,833,159
Federated Investors Inc. Class B(b)	117,019	3,062,387
Franklin Resources Inc.	283,621	31,541,492
Greenhill & Co. Inc.(b)	56,196	4,590,089
Interactive Brokers Group Inc. Class A	19,972	355,901
IntercontinentalExchange Inc.(a)	140,776	16,773,460
Invesco Ltd.	268,618	6,462,949
Janus Capital Group Inc.	34,522	447,750
Lazard Ltd. Class A(b)	175,491	6,930,140
LPL Investment Holdings Inc.(a)	6,992	254,299
Morgan Stanley	918,323	24,987,569
NASDAQ OMX Group Inc. (The)(a)	26,659	632,085
NYSE Euronext Inc.	108,654	3,257,447
T. Rowe Price Group Inc.	494,933	31,942,976
TD AMERITRADE Holding Corp.	447,276	8,493,771

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Waddell & Reed Financial Inc. Class A	166,145	5,863,257

		297,877,028
ELECTRIC—0.08%
Calpine Corp.(a)	311,933	4,161,186
ITC Holdings Corp.	84,503	5,237,496
Ormat Technologies Inc.	20,040	592,783

		9,991,465
ELECTRICAL COMPONENTS & EQUIPMENT—0.79%
AMETEK Inc.	305,317	11,983,692
Emerson Electric Co.	1,437,900	82,204,743
General Cable Corp.(a)	35,508	1,245,976
Hubbell Inc. Class B	45,968	2,764,056
SunPower Corp. Class A(a)(b)	74,555	956,540

		99,155,007
ELECTRONICS—0.95%
Agilent Technologies Inc.(a)	663,931	27,506,661
Amphenol Corp. Class A	332,105	17,528,502
Arrow Electronics Inc.(a)	26,538	908,926
AVX Corp.	8,779	135,460
Dolby Laboratories Inc. Class A(a)(b)	101,572	6,774,852
FLIR Systems Inc.(a)	294,123	8,750,159
Garmin Ltd.(b)	13,846	429,087
Gentex Corp.	267,307	7,901,595
Itron Inc.(a)	70,759	3,923,587
Jabil Circuit Inc.	242,795	4,877,752
Mettler-Toledo International Inc.(a)	64,495	9,752,289
National Instruments Corp.	109,192	4,109,987
PerkinElmer Inc.	102,196	2,638,701
Thomas & Betts Corp.(a)	18,206	879,350
Trimble Navigation Ltd.(a)	232,418	9,280,451
Waters Corp.(a)	176,932	13,749,386

		119,146,745
ENERGY - ALTERNATE SOURCES—0.11%
Covanta Holding Corp.	14,172	243,617
First Solar Inc.(a)(b)	105,680	13,753,195

		13,996,812
ENGINEERING & CONSTRUCTION—0.18%
AECOM Technology Corp.(a)	60,795	1,700,436
Chicago Bridge & Iron Co. NV(a)	77,996	2,566,069
Fluor Corp.	21,064	1,395,701
Jacobs Engineering Group Inc.(a)	144,778	6,638,071
KBR Inc.	17,658	538,039
McDermott International Inc.(a)	345,683	7,152,181
Shaw Group Inc. (The)(a)	93,537	3,201,772

		23,192,269
ENTERTAINMENT—0.16%
Bally Technologies Inc.(a)	105,349	4,444,674
DreamWorks Animation SKG Inc. Class A(a)	141,431	4,167,972
International Game Technology	569,145	10,068,175
International Speedway Corp. Class A	19,647	514,162
Madison Square Garden Inc. Class A(a)	36,930	952,056

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Regal Entertainment Group Class A	37,222	436,986

		20,584,025
ENVIRONMENTAL CONTROL—0.25%
Nalco Holding Co.	248,136	7,925,464
Republic Services Inc.	186,352	5,564,471
Stericycle Inc.(a)(b)	162,051	13,113,167
Waste Connections Inc.	175,733	4,837,929

		31,441,031
FOOD—1.20%
Campbell Soup Co.	211,424	7,346,984
ConAgra Foods Inc.	85,820	1,937,815
Flowers Foods Inc.	55,391	1,490,572
General Mills Inc.	753,214	26,806,886
H.J. Heinz Co.	248,176	12,274,785
Hershey Co. (The)	172,126	8,115,741
Kellogg Co.	438,948	22,421,464
Kroger Co. (The)	71,460	1,597,846
McCormick & Co. Inc. NVS	126,919	5,905,541
Sara Lee Corp.	899,886	15,757,004
Sysco Corp.	1,128,197	33,168,992
Whole Foods Market Inc.(a)	267,021	13,508,592

		150,332,222
FOREST PRODUCTS & PAPER—0.21%
International Paper Co.	648,062	17,653,209
Plum Creek Timber Co. Inc.(b)	132,142	4,948,718
Rayonier Inc.	46,009	2,416,393
Temple-Inland Inc.	37,886	804,698

		25,823,018
HAND & MACHINE TOOLS—0.11%
Kennametal Inc.	116,636	4,602,457
Lincoln Electric Holdings Inc.	81,415	5,313,957
Regal Beloit Corp.	61,545	4,108,744

		14,025,158
HEALTH CARE - PRODUCTS—3.62%
Alcon Inc.	132,348	21,625,663
Alere Inc.(a)	47,816	1,750,066
Baxter International Inc.	948,482	48,012,159
Becton, Dickinson and Co.	445,057	37,616,218
C.R. Bard Inc.	181,138	16,623,034
CareFusion Corp.(a)	75,097	1,929,993
Cooper Companies Inc. (The)	16,507	930,004
Covidien PLC	956,904	43,692,237
DENTSPLY International Inc.	280,447	9,582,874
Edwards Lifesciences Corp.(a)(b)	216,686	17,516,896
Gen-Probe Inc.(a)	95,361	5,564,314
Henry Schein Inc.(a)	175,064	10,747,179
Hill-Rom Holdings Inc.	101,485	3,995,464
IDEXX Laboratories Inc.(a)(b)	110,577	7,654,140
Intuitive Surgical Inc.(a)	74,751	19,267,070
Johnson & Johnson	789,782	48,848,017
Kinetic Concepts Inc.(a)	11,153	467,088
Medtronic Inc.	1,617,130	59,979,352
Patterson Companies Inc.	196,161	6,008,411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

ResMed Inc.(a)(b)	290,434	10,060,634
St. Jude Medical Inc.(a)	629,900	26,928,225
Stryker Corp.	600,787	32,262,262
TECHNE Corp.	71,634	4,704,205
Thoratec Corp.(a)	109,386	3,097,811
Varian Medical Systems Inc.(a)	235,213	16,295,557

		455,158,873
HEALTH CARE - SERVICES—0.59%
Brookdale Senior Living Inc.(a)	22,217	475,666
Community Health Systems Inc.(a)	125,464	4,688,590
Covance Inc.(a)(b)	122,336	6,289,294
DaVita Inc.(a)	184,790	12,841,057
Health Management Associates Inc. Class A(a)	482,058	4,598,833
Laboratory Corp. of America Holdings(a)(b)	198,725	17,471,902
Lincare Holdings Inc.	189,629	5,087,746
MEDNAX Inc.(a)	84,738	5,702,020
Quest Diagnostics Inc.	233,234	12,587,639
Tenet Healthcare Corp.(a)	666,817	4,461,006
Universal Health Services Inc. Class B	10,410	452,002

		74,655,755
HOME BUILDERS—0.08%
NVR Inc.(a)	11,217	7,751,171
Thor Industries Inc.	63,866	2,168,890

		9,920,061
HOME FURNISHINGS—0.11%
Harman International Industries Inc.(a)	64,024	2,964,311
Tempur-Pedic International Inc.(a)	130,617	5,232,517
Whirlpool Corp.	61,345	5,449,277

		13,646,105
HOUSEHOLD PRODUCTS & WARES—0.67%
Avery Dennison Corp.	12,757	540,131
Church & Dwight Co. Inc.	135,731	9,368,154
Clorox Co. (The)	253,195	16,022,180
Fortune Brands Inc.	35,122	2,116,100
Fossil Inc.(a)	100,396	7,075,910
Kimberly-Clark Corp.	625,864	39,454,467
Scotts Miracle-Gro Co. (The) Class A	87,846	4,459,941
Tupperware Brands Corp.	120,518	5,745,093

		84,781,976
HOUSEWARES—0.03%
Toro Co. (The)	59,711	3,680,586

		3,680,586
INSURANCE—0.98%
ACE Ltd.	98,203	6,113,137
Aflac Inc.	847,099	47,801,797
Aon Corp.	113,068	5,202,259
Arch Capital Group Ltd.(a)	5,741	505,495
Arthur J. Gallagher & Co.	50,763	1,476,188
Axis Capital Holdings Ltd.	64,690	2,321,077
Brown & Brown Inc.	116,312	2,784,509
Endurance Specialty Holdings Ltd.(b)	7,908	364,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Erie Indemnity Co. Class A	39,976	2,617,229
Genworth Financial Inc. Class A(a)	174,725	2,295,886
Hartford Financial Services Group Inc. (The)	71,094	1,883,280
Marsh & McLennan Companies Inc.	952,497	26,041,268
MetLife Inc.	388,213	17,252,186
Travelers Companies Inc. (The)	103,906	5,788,603
Validus Holdings Ltd.	13,992	428,295

		122,875,530
INTERNET—4.52%
Akamai Technologies Inc.(a)	345,979	16,278,312
Amazon.com Inc.(a)	667,936	120,228,480
eBay Inc.(a)	833,897	23,207,353
Equinix Inc.(a)	86,395	7,020,458
Expedia Inc.	162,783	4,084,225
F5 Networks Inc.(a)	153,228	19,944,156
Google Inc. Class A(a)	465,179	276,302,371
IAC/InterActiveCorp(a)	53,951	1,548,394
McAfee Inc.(a)	297,928	13,797,046
Netflix Inc.(a)(b)	76,232	13,393,962
Priceline.com Inc.(a)	90,573	36,188,442
Symantec Corp.(a)	145,209	2,430,799
VeriSign Inc.	329,553	10,766,497
WebMD Health Corp.(a)	112,537	5,746,139
Yahoo! Inc.(a)	1,047,839	17,425,563

		568,362,197
IRON & STEEL—0.40%
AK Steel Holding Corp.	31,063	508,501
Allegheny Technologies Inc.	188,075	10,377,979
Carpenter Technology Corp.	83,877	3,375,210
Cliffs Natural Resources Inc.	258,484	20,164,337
Nucor Corp.	258,027	11,306,743
Reliance Steel & Aluminum Co.	15,957	815,403
Schnitzer Steel Industries Inc. Class A	9,056	601,228
United States Steel Corp.	51,410	3,003,372

		50,152,773
LEISURE TIME—0.31%
Carnival Corp.	312,824	14,424,315
Harley-Davidson Inc.	449,312	15,577,647
Royal Caribbean Cruises Ltd.(a)	97,737	4,593,639
WMS Industries Inc.(a)	110,572	5,002,277

		39,597,878
LODGING—0.70%
Choice Hotels International Inc.	4,526	173,210
Las Vegas Sands Corp.(a)	603,188	27,716,489
Marriott International Inc. Class A	517,850	21,511,489
MGM Resorts International(a)(b)	88,725	1,317,566
Starwood Hotels & Resorts Worldwide Inc.	361,516	21,972,942
Wynn Resorts Ltd.	144,015	14,954,518

		87,646,214
MACHINERY—2.43%
Babcock & Wilcox Co. (The)(a)	172,656	4,418,267
Bucyrus International Inc.	143,465	12,825,771
Caterpillar Inc.	1,199,323	112,328,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

CNH Global NV(a)	8,281	395,335
Cummins Inc.	382,833	42,115,458
Deere & Co.	765,627	63,585,322
Flowserve Corp.	91,198	10,872,626
Gardner Denver Inc.	94,596	6,510,097
Graco Inc.	115,591	4,560,065
IDEX Corp.	127,986	5,006,812
Joy Global Inc.	196,453	17,042,298
Manitowoc Co. Inc. (The)	250,376	3,282,430
Rockwell Automation Inc.	272,128	19,514,299
Wabtec Corp.	14,882	787,109
Zebra Technologies Corp. Class A(a)	64,068	2,433,943

		305,678,424
MANUFACTURING—3.77%
3M Co.	1,361,388	117,487,784
Carlisle Companies Inc.	8,893	353,408
Cooper Industries PLC(b)	319,716	18,636,245
Danaher Corp.	940,016	44,340,555
Donaldson Co. Inc.	147,863	8,617,455
Dover Corp.	225,782	13,196,958
Eaton Corp.	83,469	8,472,938
General Electric Co.	4,728,837	86,490,429
Harsco Corp.	12,528	354,793
Honeywell International Inc.	1,462,737	77,759,099
Illinois Tool Works Inc.	841,235	44,921,949
Leggett & Platt Inc.	168,344	3,831,509
Pall Corp.	223,950	11,103,441
Parker Hannifin Corp.	86,963	7,504,907
Pentair Inc.	97,837	3,572,029
Roper Industries Inc.	179,351	13,707,797
SPX Corp.	18,420	1,316,846
Teleflex Inc.	12,344	664,231
Textron Inc.(b)	268,564	6,348,853
Tyco International Ltd.	141,254	5,853,566

		474,534,792
MEDIA—1.34%
CBS Corp. Class B NVS	154,271	2,938,863
DIRECTV Class A(a)	1,553,446	62,029,099
Discovery Communications Inc. Series A(a)	396,611	16,538,679
John Wiley & Sons Inc. Class A	80,117	3,624,493
McGraw-Hill Companies Inc. (The)	423,674	15,425,970
Meredith Corp.	29,159	1,010,359
News Corp. Class A NVS	911,571	13,272,474
Scripps Networks Interactive Inc. Class A	170,927	8,845,472
Sirius XM Radio Inc.(a)(b)	7,415,344	12,161,164
Thomson Reuters Corp.	231,278	8,619,731
Time Warner Inc.	447,963	14,410,970
Viacom Inc. Class B NVS	228,346	9,044,785

		167,922,059
METAL FABRICATE & HARDWARE—0.38%
Precision Castparts Corp.	271,445	37,787,858
Timken Co. (The)	121,569	5,802,488
Valmont Industries Inc.	42,294	3,752,747

		47,343,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

MINING—1.53%
Alcoa Inc.	285,226	4,389,628
Compass Minerals International Inc.	62,425	5,572,680
Freeport-McMoRan Copper & Gold Inc.	897,306	107,757,477
Newmont Mining Corp.	908,179	55,789,436
Royal Gold Inc.	16,622	908,060
Southern Copper Corp.	322,779	15,732,248
Titanium Metals Corp.(a)	163,015	2,800,598

		192,950,127
OFFICE & BUSINESS EQUIPMENT—0.05%
Pitney Bowes Inc.	283,129	6,846,059

		6,846,059
OIL & GAS—7.83%
Atlas Energy Inc.(a)	109,224	4,802,579
Atwood Oceanics Inc.(a)	22,628	845,608
Chevron Corp.	203,086	18,531,597
Cimarex Energy Co.	160,046	14,168,872
Concho Resources Inc.(a)	195,628	17,150,707
ConocoPhillips	1,088,246	74,109,553
Continental Resources Inc.(a)	53,207	3,131,232
Diamond Offshore Drilling Inc.	43,126	2,883,836
EOG Resources Inc.	483,263	44,175,071
EQT Corp.	263,683	11,823,546
EXCO Resources Inc.	280,087	5,439,290
Exxon Mobil Corp.	8,942,682	653,888,908
Forest Oil Corp.(a)	137,920	5,236,822
Holly Corp.	58,487	2,384,515
Marathon Oil Corp.	361,366	13,381,383
Murphy Oil Corp.	43,091	3,212,434
Nabors Industries Ltd.(a)	217,090	5,092,931
Occidental Petroleum Corp.	314,612	30,863,437
Petrohawk Energy Corp.(a)	411,327	7,506,718
Pride International Inc.(a)	133,737	4,413,321
Quicksilver Resources Inc.(a)	16,043	236,474
Range Resources Corp.	304,174	13,681,747
Rowan Companies Inc.(a)	28,799	1,005,373
SandRidge Energy Inc.(a)(b)	401,670	2,940,224
SM Energy Co.	81,478	4,801,499
Southwestern Energy Co.(a)	659,695	24,692,384
Ultra Petroleum Corp.(a)	290,451	13,874,844
Whiting Petroleum Corp.(a)	7,938	930,254

		985,205,159
OIL & GAS SERVICES—2.67%
Baker Hughes Inc.	224,356	12,826,432
Cameron International Corp.(a)	266,940	13,541,866
Core Laboratories NV(b)	85,100	7,578,155
Dresser-Rand Group Inc.(a)	142,950	6,088,240
Exterran Holdings Inc.(a)	13,360	319,972
FMC Technologies Inc.(a)	232,458	20,667,841
Halliburton Co.	1,734,655	70,825,964
Oil States International Inc.(a)	5,943	380,887
Schlumberger Ltd.	2,276,682	190,102,947
Superior Energy Services Inc.(a)	10,637	372,189
Weatherford International Ltd.(a)	569,357	12,981,340

		335,685,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

PACKAGING & CONTAINERS—0.13%
Ball Corp.	37,542	2,554,733
Crown Holdings Inc.(a)	310,229	10,355,444
Owens-Illinois Inc.(a)	98,306	3,017,994

		15,928,171
PHARMACEUTICALS—3.71%
Abbott Laboratories	2,658,175	127,353,164
Allergan Inc.	580,477	39,861,356
AmerisourceBergen Corp.	539,184	18,396,958
Amylin Pharmaceuticals Inc.(a)	275,259	4,049,060
BioMarin Pharmaceutical Inc.(a)	192,084	5,172,822
Cardinal Health Inc.	237,692	9,105,981
Dendreon Corp.(a)	273,434	9,548,315
Eli Lilly and Co.	445,460	15,608,919
Express Scripts Inc.(a)	1,046,343	56,554,839
Gilead Sciences Inc.(a)	1,600,995	58,020,059
Herbalife Ltd.	114,875	7,854,004
Hospira Inc.(a)	316,584	17,630,563
Mead Johnson Nutrition Co. Class A	54,021	3,362,807
Medco Health Solutions Inc.(a)	827,842	50,721,879
Mylan Inc.(a)	701,471	14,822,082
Omnicare Inc.	23,501	596,690
Perrigo Co.	154,676	9,795,631
SXC Health Solutions Corp.(a)	117,026	5,015,734
United Therapeutics Corp.(a)	95,161	6,016,079
VCA Antech Inc.(a)	165,645	3,857,872
Warner Chilcott PLC Class A	171,748	3,874,635

		467,219,449
PIPELINES—0.12%
El Paso Corp.	249,618	3,434,744
Williams Companies Inc. (The)	459,430	11,357,109

		14,791,853
REAL ESTATE—0.19%
CB Richard Ellis Group Inc. Class A(a)	544,078	11,142,717
Howard Hughes Corp. (The)(a)	46,021	2,504,463
Jones Lang LaSalle Inc.	80,196	6,730,048
St. Joe Co. (The)(a)(b)	159,723	3,489,948

		23,867,176
REAL ESTATE INVESTMENT TRUSTS—0.81%
AMB Property Corp.	29,758	943,626
Apartment Investment and Management Co. Class A	109,830	2,838,007
Digital Realty Trust Inc.(b)	156,906	8,086,935
Equity Residential	34,513	1,792,950
Essex Property Trust Inc.	22,325	2,549,962
Federal Realty Investment Trust	70,009	5,455,802
General Growth Properties Inc.	629,325	9,741,951
ProLogis	67,613	976,332
Public Storage	242,504	24,594,756
Simon Property Group Inc.	386,682	38,470,992
UDR Inc.	20,390	479,573
Ventas Inc.(b)	81,413	4,272,554
Vornado Realty Trust	27,704	2,308,574

		102,512,014

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

RETAIL—9.25%
Abercrombie & Fitch Co. Class A	128,542	7,407,875
Advance Auto Parts Inc.	168,189	11,125,702
Aeropostale Inc.(a)	168,552	4,153,121
American Eagle Outfitters Inc.	91,464	1,338,118
AutoNation Inc.(a)(b)	42,692	1,203,914
AutoZone Inc.(a)	50,111	13,659,758
Bed Bath & Beyond Inc.(a)	501,949	24,670,793
Best Buy Co. Inc.	619,872	21,255,411
Big Lots Inc.(a)	143,945	4,384,565
BJ’s Wholesale Club Inc.(a)	9,187	440,057
Brinker International Inc.	154,084	3,217,274
CarMax Inc.(a)	426,783	13,605,842
Chico’s FAS Inc.	340,938	4,101,484
Chipotle Mexican Grill Inc.(a)(b)	60,195	12,801,069
Copart Inc.(a)	137,807	5,147,091
Costco Wholesale Corp.	840,950	60,725,000
CVS Caremark Corp.	289,445	10,064,003
Darden Restaurants Inc.	268,963	12,490,642
Dick’s Sporting Goods Inc.(a)	170,733	6,402,488
Dollar General Corp.(a)(b)	133,274	4,087,514
Dollar Tree Inc.(a)	242,853	13,619,196
Family Dollar Stores Inc.	240,159	11,938,304
Gap Inc. (The)	721,723	15,978,947
Home Depot Inc. (The)	3,232,911	113,345,860
J. Crew Group Inc.(a)	105,215	4,538,975
J.C. Penney Co. Inc.	146,478	4,732,704
Kohl’s Corp.(a)	433,219	23,541,121
Limited Brands Inc.	509,428	15,654,722
Lowe’s Companies Inc.	2,099,114	52,645,779
Macy’s Inc.	79,626	2,014,538
McDonald’s Corp.	2,053,929	157,659,590
MSC Industrial Direct Co. Inc. Class A	83,639	5,410,607
Nordstrom Inc.	318,081	13,480,273
O’Reilly Automotive Inc.(a)	262,914	15,885,264
Office Depot Inc.(a)	58,385	315,279
Panera Bread Co. Class A(a)	55,590	5,626,264
PetSmart Inc.	226,605	9,023,411
Ross Stores Inc.	232,825	14,726,181
Staples Inc.	1,392,342	31,703,627
Starbucks Corp.	1,422,395	45,701,551
Target Corp.	1,406,023	84,544,163
Tiffany & Co.	241,178	15,018,154
TJX Companies Inc. (The)	777,928	34,532,224
Tractor Supply Co.	138,694	6,725,272
Urban Outfitters Inc.(a)	233,563	8,363,891
Wal-Mart Stores Inc.	2,234,504	120,506,801
Walgreen Co.	1,610,042	62,727,236
Wendy’s/Arby’s Group Inc. Class A	247,305	1,142,549
Williams-Sonoma Inc.	183,695	6,556,075
Yum! Brands Inc.	892,326	43,768,590

		1,163,708,869
SAVINGS & LOANS—0.01%
Capitol Federal Financial Inc.(b)	7,579	90,266
Hudson City Bancorp Inc.	77,740	990,407

		1,080,673
SEMICONDUCTORS—4.09%
Advanced Micro Devices Inc.(a)	442,799	3,622,096

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

Altera Corp.	576,583	20,514,823
Analog Devices Inc.	568,071	21,399,235
Applied Materials Inc.	2,563,021	36,010,445
Atmel Corp.(a)	786,626	9,691,232
Avago Technologies Ltd.	202,518	5,765,688
Broadcom Corp. Class A	947,609	41,268,372
Cree Inc.(a)(b)	204,989	13,506,725
Cypress Semiconductor Corp.(a)	312,735	5,810,616
Intel Corp.	7,266,080	152,805,662
Intersil Corp. Class A	82,756	1,263,684
KLA-Tencor Corp.	17,759	686,208
Lam Research Corp.(a)	242,265	12,544,482
Linear Technology Corp.	426,841	14,764,430
Marvell Technology Group Ltd.(a)	1,032,473	19,152,374
Maxim Integrated Products Inc.	577,035	13,629,567
MEMC Electronic Materials Inc.(a)	183,595	2,067,280
Microchip Technology Inc.(b)	351,620	12,028,920
National Semiconductor Corp.	414,821	5,707,937
Novellus Systems Inc.(a)	153,287	4,954,236
NVIDIA Corp.(a)	1,091,509	16,809,239
ON Semiconductor Corp.(a)	822,966	8,130,904
PMC-Sierra Inc.(a)	22,858	196,350
QLogic Corp.(a)	201,200	3,424,424
Rambus Inc.(a)	201,961	4,136,161
Rovi Corp.(a)	194,742	12,075,951
Silicon Laboratories Inc.(a)(b)	87,905	4,045,388
Skyworks Solutions Inc.(a)	337,364	9,658,731
Teradyne Inc.(a)(b)	343,826	4,827,317
Texas Instruments Inc.	1,056,889	34,348,893
Varian Semiconductor Equipment Associates Inc.(a)	141,217	5,220,793
Xilinx Inc.(b)	493,197	14,292,849

		514,361,012
SOFTWARE—6.86%
Activision Blizzard Inc.	270,922	3,370,270
Adobe Systems Inc.(a)	1,003,981	30,902,535
Allscripts Healthcare Solutions Inc.(a)	221,046	4,259,556
ANSYS Inc.(a)	172,748	8,994,988
Autodesk Inc.(a)	437,545	16,714,219
Automatic Data Processing Inc.	960,202	44,438,149
BMC Software Inc.(a)	347,229	16,368,375
Broadridge Financial Solutions Inc.	220,001	4,824,622
CA Inc.	604,119	14,764,668
Cerner Corp.(a)(b)	131,625	12,470,153
Citrix Systems Inc.(a)	354,542	24,254,218
Compuware Corp.(a)	242,391	2,828,703
Dun & Bradstreet Corp. (The)	96,600	7,929,894
Electronic Arts Inc.(a)	593,125	9,715,388
Emdeon Inc. Class A(a)	49,579	671,300
Fiserv Inc.(a)	194,804	11,407,722
Global Payments Inc.	156,466	7,230,294
Informatica Corp.(a)	175,219	7,714,893
Intuit Inc.(a)	534,646	26,358,048
Microsoft Corp.	9,783,603	273,158,196
MSCI Inc. Class A(a)	210,192	8,189,080
Nuance Communications Inc.(a)	434,051	7,891,047
Oracle Corp.	7,273,285	227,653,820
Paychex Inc.	614,463	18,993,051
Red Hat Inc.(a)	360,758	16,468,603
Salesforce.com Inc.(a)	218,521	28,844,772
SEI Investments Co.	285,495	6,791,926
Solera Holdings Inc.	133,523	6,852,400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

VMware Inc. Class A(a)	140,258	12,470,339

		862,531,229
TELECOMMUNICATIONS—4.49%
Amdocs Ltd.(a)	102,888	2,826,334
American Tower Corp. Class A(a)	770,119	39,768,945
Atheros Communications Inc.(a)(b)	133,386	4,791,225
Ciena Corp.(a)(b)	176,526	3,715,872
Cisco Systems Inc.(a)	10,904,027	220,588,466
Clearwire Corp. Class A(a)(b)	220,922	1,137,748
Corning Inc.	373,722	7,220,309
Crown Castle International Corp.(a)	554,261	24,293,260
Frontier Communications Corp.	723,393	7,038,614
Harris Corp.	247,784	11,224,615
JDS Uniphase Corp.(a)	411,758	5,962,256
Juniper Networks Inc.(a)	1,004,358	37,080,898
Level 3 Communications Inc.(a)	1,218,334	1,193,967
MetroPCS Communications Inc.(a)	232,621	2,938,003
NeuStar Inc. Class A(a)	135,238	3,522,950
NII Holdings Inc.(a)	252,202	11,263,341
Polycom Inc.(a)	162,577	6,337,252
QUALCOMM Inc.	3,131,843	154,994,910
SBA Communications Corp. Class A(a)	224,099	9,174,613
tw telecom inc.(a)	287,147	4,895,856
Windstream Corp.	385,067	5,367,834

		565,337,268
TEXTILES—0.01%
Mohawk Industries Inc.(a)	12,783	725,563

		725,563
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	232,054	10,948,307
Mattel Inc.	405,146	10,302,863

		21,251,170
TRANSPORTATION—1.74%
C.H. Robinson Worldwide Inc.	316,264	25,361,210
Con-way Inc.	9,012	329,569
Expeditors International of Washington Inc.	407,005	22,222,473
FedEx Corp.	386,042	35,905,766
Frontline Ltd.(b)	80,880	2,051,926
J.B. Hunt Transport Services Inc.	173,981	7,100,165
Kansas City Southern Industries Inc.(a)	115,154	5,511,270
Kirby Corp.(a)	7,329	322,842
Landstar System Inc.	96,372	3,945,470
Ryder System Inc.	53,443	2,813,240
Union Pacific Corp.	121,125	11,223,442
United Parcel Service Inc. Class B	1,363,393	98,955,064
UTi Worldwide Inc.	159,644	3,384,453

		219,126,890

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

December 31, 2010

TRUCKING & LEASING—0.01%
GATX Corp.	25,425	896,994

		896,994

TOTAL COMMON STOCKS
(Cost: $11,122,864,486)		12,555,331,954

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.30%

MONEY MARKET FUNDS—2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	241,349,465	241,349,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	35,077,012	35,077,012
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	12,851,328	12,851,328

		289,277,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $289,277,805)		289,277,805

TOTAL INVESTMENTS IN SECURITIES—102.13%
(Cost: $11,412,142,291)		12,844,609,759
Other Assets, Less Liabilities—(2.13)%		(268,022,502)

NET ASSETS—100.00%		$12,576,587,257

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.08%
Clear Channel Outdoor Holdings Inc. Class A(a)	70,215	$985,819
Lamar Advertising Co. Class A(a)	74,446	2,965,929
Omnicom Group Inc.	97,533	4,467,011

		8,418,759
AEROSPACE & DEFENSE—1.67%
Alliant Techsystems Inc.(a)	4,641	345,430
BE Aerospace Inc.(a)	158,147	5,856,183
Boeing Co. (The)	238,153	15,541,865
General Dynamics Corp.	570,908	40,511,632
Goodrich Corp.	148,484	13,076,986
L-3 Communications Holdings Inc.	191,005	13,463,942
Lockheed Martin Corp.	109,453	7,651,859
Northrop Grumman Corp.	497,577	32,233,038
Raytheon Co.	629,572	29,174,367
Rockwell Collins Inc.	122,685	7,147,628
Spirit AeroSystems Holdings Inc. Class A(a)	147,161	3,062,420
United Technologies Corp.	132,231	10,409,224

		178,474,574
AGRICULTURE—1.40%
Altria Group Inc.	1,434,572	35,319,163
Archer-Daniels-Midland Co.	1,062,316	31,954,465
Bunge Ltd.(b)	237,986	15,592,843
Lorillard Inc.	252,593	20,727,781
Philip Morris International Inc.	483,404	28,293,636
Reynolds American Inc.	554,672	18,093,401

		149,981,289
AIRLINES—0.18%
AMR Corp.(a)	367,265	2,860,994
Copa Holdings SA Class A	17,829	1,049,059
Southwest Airlines Co.	1,066,188	13,839,120
United Continental Holdings Inc.(a)	71,854	1,711,562

		19,460,735
APPAREL—0.12%
VF Corp.	145,415	12,531,865

		12,531,865
AUTO MANUFACTURERS—0.00%
Tesla Motors Inc.(a)(b)	7,545	200,923

		200,923
AUTO PARTS & EQUIPMENT—0.18%
Autoliv Inc.	93,030	7,343,788
BorgWarner Inc.(a)	14,627	1,058,409
Federal-Mogul Corp. Class A(a)	25,677	530,230
Johnson Controls Inc.	62,684	2,394,529
Lear Corp.(a)	57,225	5,648,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

TRW Automotive Holdings Corp.(a)	41,637	2,194,270

		19,169,906
BANKS—8.67%
Associated Banc-Corp	289,456	4,385,258
BancorpSouth Inc.	140,380	2,239,061
Bank of America Corp.	16,568,322	221,021,416
Bank of Hawaii Corp.	55,091	2,600,846
Bank of New York Mellon Corp. (The)	2,003,372	60,501,834
BB&T Corp.	1,143,410	30,060,249
BOK Financial Corp.	40,848	2,181,283
CapitalSource Inc.	525,648	3,732,101
City National Corp.	74,632	4,579,420
Comerica Inc.	291,100	12,296,064
Commerce Bancshares Inc.	124,923	4,963,191
Cullen/Frost Bankers Inc.	86,176	5,267,077
East West Bancorp Inc.	242,596	4,742,752
Fifth Third Bancorp	1,312,534	19,267,999
First Citizens BancShares Inc. Class A	9,253	1,749,280
First Horizon National Corp.(a)	392,172	4,619,786
Fulton Financial Corp.	332,475	3,437,792
Huntington Bancshares Inc.	1,178,470	8,096,089
KeyCorp	1,449,894	12,831,562
M&T Bank Corp.	121,342	10,562,821
Marshall & Ilsley Corp.	878,559	6,079,628
Northern Trust Corp.	239,962	13,296,294
PNC Financial Services Group Inc. (The)(c)	868,895	52,759,304
Popular Inc.(a)	1,694,013	5,319,201
Regions Financial Corp.	2,080,746	14,565,222
State Street Corp.	828,769	38,405,155
SunTrust Banks Inc.	825,984	24,374,788
Synovus Financial Corp.	1,280,687	3,381,014
TCF Financial Corp.	238,318	3,529,490
U.S. Bancorp	3,165,879	85,383,757
Valley National Bancorp	269,431	3,852,863
Wells Fargo & Co.	8,036,054	249,037,313
Wilmington Trust Corp.	154,385	670,031
Zions Bancorporation(b)	287,069	6,955,682

		926,745,623
BEVERAGES—1.57%
Brown-Forman Corp. Class B NVS	42,826	2,981,546
Coca-Cola Co. (The)	883,665	58,118,647
Coca-Cola Enterprises Inc.	216,461	5,418,019
Constellation Brands Inc. Class A(a)	301,402	6,676,054
Dr Pepper Snapple Group Inc.	259,378	9,119,730
Hansen Natural Corp.(a)	17,911	936,387
Molson Coors Brewing Co. Class B NVS	217,529	10,917,781
PepsiCo Inc.	1,132,006	73,953,952

		168,122,116
BIOTECHNOLOGY—1.23%
Amgen Inc.(a)	1,582,075	86,855,917
Bio-Rad Laboratories Inc. Class A(a)	31,842	3,306,792
Biogen Idec Inc.(a)	399,406	26,780,172
Charles River Laboratories International Inc.(a)	73,198	2,601,457
Genzyme Corp.(a)	104,837	7,464,394
Life Technologies Corp.(a)	87,203	4,839,767

		131,848,499

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

BUILDING MATERIALS—0.10%
Armstrong World Industries Inc.	31,849	1,369,507
Masco Corp.	412,259	5,219,199
Owens Corning(a)	84,581	2,634,698
USG Corp.(a)(b)	69,676	1,172,647

		10,396,051
CHEMICALS—1.72%
Ashland Inc.	119,199	6,062,461
Cabot Corp.	109,364	4,117,555
CF Industries Holdings Inc.	32,548	4,398,862
Cytec Industries Inc.	81,098	4,303,060
Dow Chemical Co. (The)	1,907,472	65,121,094
E.I. du Pont de Nemours and Co.	980,255	48,895,119
Eastman Chemical Co.	94,466	7,942,701
FMC Corp.	37,254	2,976,222
Huntsman Corp.	310,577	4,848,107
Intrepid Potash Inc.(a)(b)	72,897	2,718,329
PPG Industries Inc.	229,746	19,314,746
RPM International Inc.	106,886	2,362,181
Sherwin-Williams Co. (The)	57,969	4,854,904
Sigma-Aldrich Corp.	15,004	998,666
Valspar Corp. (The)	146,412	5,048,286

		183,962,293
COAL—0.59%
Alpha Natural Resources Inc.(a)	173,084	10,390,233
Arch Coal Inc.	80,445	2,820,402
CONSOL Energy Inc.	201,149	9,804,002
Massey Energy Co.	170,294	9,136,273
Peabody Energy Corp.	444,087	28,412,686
Walter Energy Inc.	18,823	2,406,332

		62,969,928
COMMERCIAL SERVICES—0.66%
Aaron’s Inc.	50,610	1,031,938
Booz Allen Hamilton Holding Corp.(a)	5,761	111,936
Convergys Corp.(a)	160,379	2,112,192
CoreLogic Inc.	193,779	3,588,787
Corrections Corp. of America(a)	153,832	3,855,030
Education Management Corp.(a)(b)	28,341	512,972
Equifax Inc.	208,273	7,414,519
FTI Consulting Inc.(a)	13,947	519,944
Green Dot Corp. Class A(a)(b)	2,354	133,566
H&R Block Inc.	299,099	3,562,269
Hertz Global Holdings Inc.(a)(b)	44,538	645,356
KAR Auction Services Inc.(a)	35,585	491,073
Manpower Inc.	134,878	8,464,943
McKesson Corp.	237,556	16,719,191
Monster Worldwide Inc.(a)	106,835	2,524,511
Quanta Services Inc.(a)	345,450	6,881,364
R.R. Donnelley & Sons Co.	320,725	5,603,066
Service Corp. International	426,772	3,520,869
Towers Watson & Co. Class A	59,431	3,093,978

		70,787,504
COMPUTERS—0.40%
Brocade Communications Systems Inc.(a)	727,611	3,849,062

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Computer Sciences Corp.	254,369	12,616,703
Diebold Inc.	84,587	2,711,013
Lexmark International Inc. Class A(a)	128,807	4,485,060
Seagate Technology PLC(a)	221,233	3,325,132
Synopsys Inc.(a)	230,786	6,210,451
Western Digital Corp.(a)	291,143	9,869,748

		43,067,169
COSMETICS & PERSONAL CARE—2.83%
Alberto-Culver Co.	111,545	4,131,627
Colgate-Palmolive Co.	131,928	10,603,053
Procter & Gamble Co. (The)	4,470,406	287,581,218

		302,315,898
DISTRIBUTION & WHOLESALE—0.25%
Central European Distribution Corp.(a)	115,161	2,637,187
Genuine Parts Co.	261,962	13,449,129
Ingram Micro Inc. Class A(a)	244,624	4,669,872
Tech Data Corp.(a)	76,837	3,382,365
WESCO International Inc.(a)	46,268	2,442,950

		26,581,503
DIVERSIFIED FINANCIAL SERVICES—7.87%
Ameriprise Financial Inc.	340,007	19,567,403
BlackRock Inc.(c)	101,749	19,391,324
Capital One Financial Corp.	754,229	32,099,986
CBOE Holdings Inc.	13,135	300,266
CIT Group Inc.(a)	330,417	15,562,641
Citigroup Inc.(a)	34,936,319	165,248,789
CME Group Inc.	108,517	34,915,345
Discover Financial Services	897,573	16,632,028
E*TRADE Financial Corp.(a)	361,324	5,781,184
Federated Investors Inc. Class B	45,882	1,200,732
Goldman Sachs Group Inc. (The)	850,149	142,961,056
Interactive Brokers Group Inc. Class A	45,332	807,816
Invesco Ltd.	540,468	13,003,660
Janus Capital Group Inc.	271,888	3,526,387
Jefferies Group Inc.(b)	191,237	5,092,641
JPMorgan Chase & Co.	6,570,287	278,711,574
Legg Mason Inc.	256,469	9,302,131
LPL Investment Holdings Inc.(a)	22,130	804,868
Morgan Stanley	1,704,434	46,377,649
NASDAQ OMX Group Inc. (The)(a)	199,954	4,740,909
NYSE Euronext Inc.	337,320	10,112,854
Raymond James Financial Inc.	165,760	5,420,352
SLM Corp.(a)	801,262	10,087,889

		841,649,484
ELECTRIC—5.98%
AES Corp. (The)(a)	1,105,357	13,463,248
Allegheny Energy Inc.	278,902	6,760,584
Alliant Energy Corp.	181,958	6,690,596
Ameren Corp.	392,708	11,070,438
American Electric Power Co. Inc.	791,158	28,465,865
Calpine Corp.(a)	306,146	4,083,988
CenterPoint Energy Inc.	696,673	10,951,700
CMS Energy Corp.(b)	404,322	7,520,389
Consolidated Edison Inc.	465,900	23,094,663
Constellation Energy Group Inc.	304,581	9,329,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Dominion Resources Inc.	984,597	42,061,984
DPL Inc.	195,211	5,018,875
DTE Energy Co.	277,859	12,592,570
Duke Energy Corp.	2,169,191	38,633,292
Edison International	538,346	20,780,156
Entergy Corp.	312,794	22,155,199
Exelon Corp.	1,091,142	45,435,153
FirstEnergy Corp.	503,780	18,649,936
GenOn Energy Inc.(a)	1,286,484	4,901,504
Great Plains Energy Inc.	222,160	4,307,682
Hawaiian Electric Industries Inc.	156,352	3,563,262
Integrys Energy Group Inc.	126,489	6,135,981
ITC Holdings Corp.	10,833	671,429
MDU Resources Group Inc.	309,186	6,267,200
NextEra Energy Inc.	685,033	35,614,866
Northeast Utilities	289,883	9,241,470
NRG Energy Inc.(a)	419,680	8,200,547
NSTAR	175,664	7,411,264
NV Energy Inc.	385,597	5,417,638
OGE Energy Corp.	159,833	7,278,795
Ormat Technologies Inc.	14,160	418,853
Pepco Holdings Inc.	366,869	6,695,359
PG&E Corp.	647,682	30,985,107
Pinnacle West Capital Corp.	178,375	7,393,644
PPL Corp.	798,586	21,018,783
Progress Energy Inc.	474,543	20,633,130
Public Service Enterprise Group Inc.	835,923	26,590,711
SCANA Corp.	185,764	7,542,018
Southern Co.	1,361,916	52,066,049
TECO Energy Inc.	356,806	6,351,147
Westar Energy Inc.	197,145	4,960,168
Wisconsin Energy Corp.	192,677	11,340,968
Xcel Energy Inc.	759,108	17,876,993

		639,642,520
ELECTRICAL COMPONENTS & EQUIPMENT—0.19%
Energizer Holdings Inc.(a)	115,327	8,407,338
General Cable Corp.(a)	56,960	1,998,727
Hubbell Inc. Class B	58,810	3,536,245
Molex Inc.	218,280	4,959,322
SunPower Corp. Class A(a)(b)	94,998	1,218,824

		20,120,456
ELECTRONICS—0.66%
Arrow Electronics Inc.(a)	180,335	6,176,474
Avnet Inc.(a)	250,010	8,257,830
AVX Corp.	70,295	1,084,652
Garmin Ltd.(b)	172,944	5,359,534
Itron Inc.(a)	4,622	256,290
Jabil Circuit Inc.	90,501	1,818,165
PerkinElmer Inc.	108,124	2,791,762
Thermo Fisher Scientific Inc.(a)	677,953	37,531,478
Thomas & Betts Corp.(a)	71,146	3,436,352
Vishay Intertechnology Inc.(a)	253,470	3,720,940
Vishay Precision Group Inc.(a)	19,981	376,442

		70,809,919
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.	204,857	3,521,492

		3,521,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

ENGINEERING & CONSTRUCTION—0.42%
AECOM Technology Corp.(a)	114,554	3,204,075
Chicago Bridge & Iron Co. NV(a)	98,761	3,249,237
Fluor Corp.	277,664	18,398,017
Jacobs Engineering Group Inc.(a)	80,992	3,713,483
KBR Inc.	236,478	7,205,485
McDermott International Inc.(a)	78,474	1,623,627
Shaw Group Inc. (The)(a)	58,049	1,987,017
URS Corp.(a)	135,984	5,658,294

		45,039,235
ENTERTAINMENT—0.07%
International Speedway Corp. Class A	33,971	889,021
Madison Square Garden Inc. Class A(a)	70,036	1,805,528
Penn National Gaming Inc.(a)	111,682	3,925,623
Regal Entertainment Group Class A	99,395	1,166,897

		7,787,069
ENVIRONMENTAL CONTROL—0.39%
Republic Services Inc.	375,809	11,221,657
Waste Connections Inc.	42,272	1,163,748
Waste Management Inc.	797,997	29,422,149

		41,807,554
FOOD—2.30%
Campbell Soup Co.	120,656	4,192,796
ConAgra Foods Inc.	660,811	14,921,112
Corn Products International Inc.	123,507	5,681,322
Dean Foods Co.(a)	296,438	2,620,512
Del Monte Foods Co.	326,913	6,145,964
Flowers Foods Inc.	76,939	2,070,429
General Mills Inc.	443,901	15,798,437
H.J. Heinz Co.	308,300	15,248,518
Hershey Co. (The)	106,912	5,040,901
Hormel Foods Corp.	113,353	5,810,475
J.M. Smucker Co. (The)	196,548	12,903,376
Kellogg Co.	44,314	2,263,559
Kraft Foods Inc. Class A	2,649,118	83,473,708
Kroger Co. (The)	1,004,802	22,467,373
McCormick & Co. Inc. NVS	108,841	5,064,372
Ralcorp Holdings Inc.(a)	90,286	5,869,493
Safeway Inc.	641,354	14,424,051
Sara Lee Corp.	311,940	5,462,069
Smithfield Foods Inc.(a)	224,800	4,637,624
SUPERVALU Inc.	355,644	3,424,852
Tyson Foods Inc. Class A	491,310	8,460,358

		245,981,301
FOREST PRODUCTS & PAPER—0.44%
Domtar Corp.	70,341	5,340,289
International Paper Co.	158,696	4,322,879
MeadWestvaco Corp.	280,810	7,345,989
Plum Creek Timber Co. Inc.(b)	154,071	5,769,959
Rayonier Inc.	92,415	4,853,636
Temple-Inland Inc.	147,505	3,133,006
Weyerhaeuser Co.	882,314	16,702,204

		47,467,962

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

GAS—0.62%
AGL Resources Inc.	127,637	4,575,786
Atmos Energy Corp.	152,760	4,766,112
Energen Corp.	117,925	5,691,060
National Fuel Gas Co.	120,967	7,937,855
NiSource Inc.	456,211	8,038,438
Sempra Energy	409,039	21,466,367
Southern Union Co.	204,244	4,916,153
UGI Corp.	182,260	5,755,771
Vectren Corp.	136,484	3,463,964

		66,611,506
HAND & MACHINE TOOLS—0.23%
Kennametal Inc.	33,205	1,310,269
Regal Beloit Corp.	9,569	638,827
Snap-on Inc.	94,789	5,363,162
Stanley Black & Decker Inc.	265,074	17,725,498
		25,037,756
HEALTH CARE - PRODUCTS—3.13%
Alere Inc.(a)	96,883	3,545,918
Baxter International Inc.	164,023	8,302,844
Beckman Coulter Inc.	115,424	8,683,348
Boston Scientific Corp.(a)	2,505,739	18,968,444
CareFusion Corp.(a)	232,226	5,968,208
Cooper Companies Inc. (The)	60,345	3,399,837
Hill-Rom Holdings Inc.	17,856	702,991
Hologic Inc.(a)	426,503	8,026,787
Johnson & Johnson	3,871,420	239,447,327
Kinetic Concepts Inc.(a)	93,275	3,906,357
Medtronic Inc.	420,688	15,603,318
Zimmer Holdings Inc.(a)	335,165	17,991,657

		334,547,036
HEALTH CARE - SERVICES—1.59%
Aetna Inc.	661,155	20,171,839
Brookdale Senior Living Inc.(a)	119,477	2,558,003
Community Health Systems Inc.(a)	49,642	1,855,122
Coventry Health Care Inc.(a)	245,129	6,471,406
Health Net Inc.(a)	165,988	4,529,812
Humana Inc.(a)	281,078	15,386,210
LifePoint Hospitals Inc.(a)	93,026	3,418,705
MEDNAX Inc.(a)	5,329	358,588
Quest Diagnostics Inc.	32,503	1,754,187
Tenet Healthcare Corp.(a)	230,792	1,543,998
UnitedHealth Group Inc.	1,877,376	67,792,047
Universal Health Services Inc. Class B	139,718	6,066,556
WellPoint Inc.(a)	660,331	37,546,421

		169,452,894
HOLDING COMPANIES - DIVERSIFIED—0.09%
Leucadia National Corp.	321,108	9,369,931

		9,369,931
HOME BUILDERS—0.21%
D.R. Horton Inc.	464,834	5,545,470
KB Home	124,670	1,681,798

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Lennar Corp. Class A	266,387	4,994,756
M.D.C. Holdings Inc.	61,206	1,760,897
Pulte Group Inc.(a)	553,621	4,163,230
Toll Brothers Inc.(a)	238,703	4,535,357

		22,681,508
HOME FURNISHINGS—0.09%
Harman International Industries Inc.(a)	61,263	2,836,477
Whirlpool Corp.	70,606	6,271,931

		9,108,408
HOUSEHOLD PRODUCTS & WARES—0.33%
Avery Dennison Corp.	171,298	7,252,757
Clorox Co. (The)	14,192	898,070
Fortune Brands Inc.	221,216	13,328,264
Jarden Corp.	151,697	4,682,886
Kimberly-Clark Corp.	141,939	8,947,835
		35,109,812
HOUSEWARES—0.08%
Newell Rubbermaid Inc.	482,806	8,777,413

		8,777,413
INSURANCE—7.20%
ACE Ltd.	474,452	29,534,637
Aflac Inc.	42,011	2,370,681
Alleghany Corp.(a)	10,862	3,327,791
Allied World Assurance Co. Holdings Ltd.	70,448	4,187,429
Allstate Corp. (The)	888,683	28,331,214
American Financial Group Inc.	140,891	4,549,370
American International Group Inc.(a)(b)	199,367	11,487,527
American National Insurance Co.	12,198	1,044,393
Aon Corp.	445,302	20,488,345
Arch Capital Group Ltd.(a)(b)	77,271	6,803,712
Arthur J. Gallagher & Co.	127,166	3,697,987
Aspen Insurance Holdings Ltd.	126,208	3,612,073
Assurant Inc.	183,973	7,086,640
Assured Guaranty Ltd.	307,710	5,446,467
Axis Capital Holdings Ltd.	142,353	5,107,626
Berkshire Hathaway Inc. Class B(a)	2,856,075	228,800,168
Brown & Brown Inc.	85,294	2,041,938
Chubb Corp. (The)	503,348	30,019,675
CIGNA Corp.	457,186	16,760,439
Cincinnati Financial Corp.	240,620	7,625,248
CNA Financial Corp.(a)	42,055	1,137,588
Endurance Specialty Holdings Ltd.(b)	61,437	2,830,403
Erie Indemnity Co. Class A	12,550	821,649
Everest Re Group Ltd.	91,453	7,757,043
Fidelity National Financial Inc. Class A	376,849	5,155,294
Genworth Financial Inc. Class A(a)	656,789	8,630,207
Hanover Insurance Group Inc. (The)	75,411	3,523,202
Hartford Financial Services Group Inc. (The)	672,292	17,809,015
HCC Insurance Holdings Inc.	188,853	5,465,406
Lincoln National Corp.	499,634	13,894,822
Loews Corp.	520,063	20,235,651
Markel Corp.(a)	16,129	6,098,859
Marsh & McLennan Companies Inc.	72,022	1,969,081
MBIA Inc.(a)(b)	258,300	3,097,017
Mercury General Corp.	45,450	1,954,805

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

MetLife Inc.	738,806	32,832,539
Old Republic International Corp.	428,270	5,837,320
OneBeacon Insurance Group Ltd.(b)	38,586	584,964
PartnerRe Ltd.	128,790	10,348,277
Principal Financial Group Inc.	528,158	17,196,824
Progressive Corp. (The)	1,107,802	22,012,026
Protective Life Corp.	143,661	3,827,129
Prudential Financial Inc.	766,662	45,010,726
Reinsurance Group of America Inc.	121,982	6,551,653
RenaissanceRe Holdings Ltd.	91,109	5,802,732
StanCorp Financial Group Inc.	79,536	3,590,255
Symetra Financial Corp.	54,081	740,910
Torchmark Corp.	136,053	8,127,806
Transatlantic Holdings Inc.	105,576	5,449,833
Travelers Companies Inc. (The)	686,316	38,234,664
Unitrin Inc.	82,685	2,029,090
Unum Group	549,569	13,310,561
Validus Holdings Ltd.	108,886	3,333,000
W.R. Berkley Corp.	199,115	5,451,769
Wesco Financial Corp.	2,425	893,394
White Mountains Insurance Group Ltd.	12,492	4,192,315
XL Group PLC	532,615	11,621,659

		769,682,848
INTERNET—0.94%
AOL Inc.(a)	174,755	4,143,441
eBay Inc.(a)	1,177,964	32,782,738
Expedia Inc.	198,004	4,967,920
IAC/InterActiveCorp(a)	72,463	2,079,688
Liberty Media Corp. - Liberty Interactive Group Series A(a)(b)	985,752	15,545,309
Symantec Corp.(a)	1,196,071	20,022,229
Yahoo! Inc.(a)	1,245,023	20,704,733

		100,246,058
INVESTMENT COMPANIES—0.05%
Ares Capital Corp.	314,184	5,177,752
		5,177,752
IRON & STEEL—0.38%
AK Steel Holding Corp.	158,410	2,593,172
Nucor Corp.	296,871	13,008,887
Reliance Steel & Aluminum Co.	108,728	5,556,001
Schnitzer Steel Industries Inc. Class A	29,564	1,962,754
Steel Dynamics Inc.	355,952	6,513,921
United States Steel Corp.(b)	192,112	11,223,183

		40,857,918
LEISURE TIME—0.25%
Carnival Corp.	452,309	20,855,968
Royal Caribbean Cruises Ltd.(a)(b)	132,239	6,215,233

		27,071,201
LODGING—0.19%
Choice Hotels International Inc.	44,263	1,693,945
Hyatt Hotels Corp. Class A(a)	71,199	3,258,066
MGM Resorts International(a)(b)	415,544	6,170,829
Wyndham Worldwide Corp.	296,601	8,886,166

		20,009,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

MACHINERY— 0.25%
AGCO Corp.(a)	152,931	7,747,485
Babcock & Wilcox Co. (The)(a)	39,237	1,004,075
CNH Global NV(a)	36,387	1,737,115
Deere & Co.	38,813	3,223,420
Flowserve Corp.	14,334	1,708,900
Gardner Denver Inc.	4,331	298,059
IDEX Corp.	22,501	880,239
Terex Corp.(a)	178,887	5,552,653
Wabtec Corp.	65,996	3,490,528
Zebra Technologies Corp. Class A(a)	39,968	1,518,384

		27,160,858
MANUFACTURING—3.77%
AptarGroup Inc.	111,394	5,299,013
Carlisle Companies Inc.	92,504	3,676,109
Crane Co.	80,246	3,295,703
Danaher Corp.	64,223	3,029,399
Dover Corp.	113,148	6,613,501
Eaton Corp.	204,587	20,767,626
General Electric Co.	13,540,568	247,656,989
Harsco Corp.	121,620	3,444,278
Ingersoll-Rand PLC(b)	531,852	25,044,911
ITT Corp.	303,300	15,804,963
Leggett & Platt Inc.	98,587	2,243,840
Parker Hannifin Corp.	190,646	16,452,750
Pentair Inc.	79,854	2,915,469
SPX Corp.	65,822	4,705,615
Teleflex Inc.	55,085	2,964,124
Textron Inc.(b)	217,852	5,150,021
Trinity Industries Inc.	133,130	3,542,589
Tyco International Ltd.	721,221	29,887,398

		402,494,298
MEDIA—4.61%
Cablevision NY Group Class A	388,947	13,161,966
CBS Corp. Class B NVS	989,866	18,856,947
Central European Media Enterprises Ltd. Class A(a)(b)	60,590	1,233,007
Comcast Corp. Class A	4,645,958	102,071,697
Discovery Communications Inc. Series A(a)	125,518	5,234,101
DISH Network Corp. Class A(a)	328,680	6,461,849
Gannett Co. Inc.	397,047	5,991,439
John Wiley & Sons Inc. Class A	4,300	194,532
Liberty Global Inc. Series A(a)(b)	392,284	13,879,008
Liberty Media Corp. - Liberty Capital Group Series A(a)	121,839	7,622,248
Liberty Media Corp. - Liberty Starz Group Series A(a)	84,307	5,604,729
McGraw-Hill Companies Inc. (The)	154,364	5,620,393
Meredith Corp.	35,638	1,234,857
New York Times Co. (The) Class A(a)(b)	219,775	2,153,795
News Corp. Class A NVS	2,985,904	43,474,762
Thomson Reuters Corp.	417,907	15,575,394
Time Warner Cable Inc.	585,581	38,665,913
Time Warner Inc.	1,494,739	48,085,754
Viacom Inc. Class B NVS	805,726	31,914,807
Walt Disney Co. (The)	3,234,523	121,326,958
Washington Post Co. (The) Class B(b)	9,324	4,097,898

		492,462,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

METAL FABRICATE & HARDWARE—0.05%
Commercial Metals Co.	191,676	3,179,905
Timken Co. (The)	36,428	1,738,708

		4,918,613
MINING—0.33%
Alcoa Inc.	1,442,502	22,200,106
Royal Gold Inc.	74,982	4,096,266
Vulcan Materials Co.(b)	210,705	9,346,874

		35,643,246
OFFICE & BUSINESS EQUIPMENT—0.27%
Pitney Bowes Inc.	100,034	2,418,822
Xerox Corp.	2,278,403	26,247,203

		28,666,025
OIL & GAS—9.93%
Anadarko Petroleum Corp.	817,182	62,236,581
Apache Corp.	630,519	75,176,780
Atlas Energy Inc.(a)	35,826	1,575,269
Atwood Oceanics Inc.(a)	73,377	2,742,098
Cabot Oil & Gas Corp.	170,673	6,459,973
Chesapeake Energy Corp.	1,075,413	27,863,951
Chevron Corp.	3,141,176	286,632,310
Cobalt International Energy Inc.(a)	119,073	1,453,881
Comstock Resources Inc.(a)	76,755	1,885,103
ConocoPhillips	1,516,574	103,278,689
Continental Resources Inc.(a)	5,767	339,388
Denbury Resources Inc.(a)	658,680	12,574,201
Devon Energy Corp.	738,156	57,952,628
Diamond Offshore Drilling Inc.	76,465	5,113,215
EQT Corp.	15,364	688,922
Exxon Mobil Corp.	681,893	49,860,016
Forest Oil Corp.(a)	65,495	2,486,845
Frontier Oil Corp.(a)	172,101	3,099,539
Helmerich & Payne Inc.	154,757	7,502,619
Hess Corp.	493,022	37,735,904
Holly Corp.	22,247	907,010
Marathon Oil Corp.	859,189	31,815,769
Murphy Oil Corp.	279,090	20,806,160
Nabors Industries Ltd.(a)	281,998	6,615,673
Newfield Exploration Co.(a)	220,237	15,881,290
Noble Energy Inc.	288,517	24,835,543
Occidental Petroleum Corp.	1,069,023	104,871,156
Patterson-UTI Energy Inc.	252,605	5,443,638
Petrohawk Energy Corp.(a)	142,771	2,605,571
Pioneer Natural Resources Co.	191,439	16,620,734
Plains Exploration & Production Co.(a)	230,748	7,416,241
Pride International Inc.(a)	174,309	5,752,197
QEP Resources Inc.	288,383	10,471,187
Quicksilver Resources Inc.(a)	179,510	2,645,977
Rowan Companies Inc.(a)	182,158	6,359,136
SandRidge Energy Inc.(a)	243,415	1,781,798
SM Energy Co.	34,419	2,028,312
Sunoco Inc.	198,435	7,998,915
Tesoro Corp.(a)	236,383	4,382,541
Unit Corp.(a)	67,862	3,154,226
Valero Energy Corp.	934,410	21,603,559

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Whiting Petroleum Corp.(a)	89,874	10,532,334

		1,061,186,879
OIL & GAS SERVICES—1.42%
Baker Hughes Inc.	514,615	29,420,540
Cameron International Corp.(a)	172,407	8,746,207
Dresser-Rand Group Inc.(a)	14,634	623,262
Exterran Holdings Inc.(a)	92,122	2,206,322
National Oilwell Varco Inc.	692,145	46,546,751
Oceaneering International Inc.(a)	91,904	6,766,892
Oil States International Inc.(a)	77,357	4,957,810
Schlumberger Ltd.	286,538	23,925,923
SEACOR Holdings Inc.(a)	35,298	3,568,275
Superior Energy Services Inc.(a)	119,756	4,190,262
Tidewater Inc.	86,762	4,671,266
Weatherford International Ltd.(a)	730,115	16,646,622

		152,270,132
PACKAGING & CONTAINERS—0.37%
Ball Corp.	120,033	8,168,246
Bemis Co. Inc.	179,228	5,853,586
Greif Inc. Class A	56,685	3,508,802
Owens-Illinois Inc.(a)	187,359	5,751,921
Packaging Corp. of America	168,879	4,363,833
Sealed Air Corp.	262,498	6,680,574
Sonoco Products Co.	164,879	5,551,476

		39,878,438
PHARMACEUTICALS—5.95%
Abbott Laboratories	249,849	11,970,265
Bristol-Myers Squibb Co.	2,840,187	75,208,152
Cardinal Health Inc.	392,277	15,028,132
Cephalon Inc.(a)	123,935	7,649,268
Eli Lilly and Co.	1,293,591	45,327,429
Endo Pharmaceuticals Holdings Inc.(a)	191,191	6,827,431
Forest Laboratories Inc.(a)	472,810	15,120,464
King Pharmaceuticals Inc.(a)	399,107	5,607,453
Mead Johnson Nutrition Co. Class A	291,675	18,156,769
Merck & Co. Inc.	5,149,491	185,587,656
Mylan Inc.(a)	112,449	2,376,047
Omnicare Inc.	177,833	4,515,180
Pfizer Inc.	13,320,259	233,237,735
Watson Pharmaceuticals Inc.(a)	184,076	9,507,525

		636,119,506
PIPELINES—0.64%
El Paso Corp.	947,490	13,037,462
ONEOK Inc.	175,336	9,725,888
Questar Corp.	291,136	5,068,678
Spectra Energy Corp.	1,070,595	26,754,169
Williams Companies Inc. (The)	567,247	14,022,346

		68,608,543
REAL ESTATE—0.04%
Forest City Enterprises Inc. Class A(a)(b)	207,498	3,463,142
Howard Hughes Corp. (The)(a)	7,560	411,415
St. Joe Co. (The)(a)(b)	17,758	388,012

		4,262,569

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

REAL ESTATE INVESTMENT TRUSTS—3.18%
Alexandria Real Estate Equities Inc.	90,501	6,630,103
AMB Property Corp.	251,355	7,970,467
Annaly Capital Management Inc.(b)	1,026,437	18,393,751
Apartment Investment and Management Co. Class A	100,346	2,592,941
AvalonBay Communities Inc.	137,077	15,428,016
Boston Properties Inc.	229,651	19,772,951
Brandywine Realty Trust	221,789	2,583,842
BRE Properties Inc. Class A	104,491	4,545,359
Camden Property Trust	108,094	5,834,914
Chimera Investment Corp.	1,664,182	6,839,788
CommonWealth REIT	119,325	3,043,981
Corporate Office Properties Trust	110,802	3,872,530
Developers Diversified Realty Corp.	326,086	4,594,552
Digital Realty Trust Inc.(b)	7,650	394,281
Douglas Emmett Inc.	204,939	3,401,987
Duke Realty Corp.	416,337	5,187,559
Equity Residential	437,601	22,733,372
Essex Property Trust Inc.	29,968	3,422,945
Federal Realty Investment Trust	40,278	3,138,865
General Growth Properties Inc.	121,357	1,878,606
HCP Inc.	510,980	18,798,954
Health Care REIT Inc.	242,271	11,541,790
Hospitality Properties Trust	205,931	4,744,650
Host Hotels & Resorts Inc.(b)	1,086,766	19,420,508
Kimco Realty Corp.	668,964	12,068,111
Liberty Property Trust(b)	185,686	5,927,097
Macerich Co. (The)	213,720	10,123,916
Mack-Cali Realty Corp.	132,854	4,392,153
Nationwide Health Properties Inc.(b)	208,671	7,591,451
Piedmont Office Realty Trust Inc. Class A	84,342	1,698,648
ProLogis	881,766	12,732,701
Public Storage	21,038	2,133,674
Realty Income Corp.	195,074	6,671,531
Regency Centers Corp.	136,479	5,764,873
Senior Housing Properties Trust	233,852	5,130,713
Simon Property Group Inc.	148,642	14,788,393
SL Green Realty Corp.	128,383	8,667,136
Taubman Centers Inc.	91,457	4,616,749
UDR Inc.	280,766	6,603,616
Ventas Inc.	188,256	9,879,675
Vornado Realty Trust	242,850	20,236,691
Weingarten Realty Investors	197,001	4,680,744

		340,474,584
RETAIL—2.17%
Abercrombie & Fitch Co. Class A	34,183	1,969,966
American Eagle Outfitters Inc.	244,102	3,571,212
AutoNation Inc.(a)	72,311	2,039,170
BJ’s Wholesale Club Inc.(a)	80,501	3,855,998
Brinker International Inc.	19,746	412,297
CVS Caremark Corp.	1,998,182	69,476,788
Foot Locker Inc.	261,534	5,131,297
GameStop Corp. Class A(a)(b)	250,845	5,739,334
Gap Inc. (The)	77,179	1,708,743
J.C. Penney Co. Inc.	263,083	8,500,212
Kohl’s Corp.(a)	131,316	7,135,711
Lowe’s Companies Inc.	567,140	14,223,871
Macy’s Inc.	628,229	15,894,194
Office Depot Inc.(a)	400,513	2,162,770
RadioShack Corp.	188,501	3,485,384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

Sears Holdings Corp.(a)(b)	75,842	5,593,348
Signet Jewelers Ltd.(a)	140,920	6,115,928
Wal-Mart Stores Inc.	1,267,365	68,348,994
Walgreen Co.	136,461	5,316,521
Wendy’s/Arby’s Group Inc. Class A	344,302	1,590,675

		232,272,413
SAVINGS & LOANS—0.39%
Capitol Federal Financial Inc.(b)	66,390	790,705
First Niagara Financial Group Inc.	349,241	4,882,389
Hudson City Bancorp Inc.	713,159	9,085,645
New York Community Bancorp Inc.	718,528	13,544,253
People’s United Financial Inc.	618,977	8,671,868
TFS Financial Corp.	129,087	1,164,365
Washington Federal Inc.	189,083	3,199,284

		41,338,509
SEMICONDUCTORS—1.37%
Advanced Micro Devices Inc.(a)	608,718	4,979,313
Atmel Corp.(a)	78,812	970,964
Fairchild Semiconductor International Inc.(a)	211,120	3,295,583
Intel Corp.	2,904,005	61,071,225
International Rectifier Corp.(a)	118,414	3,515,712
Intersil Corp. Class A	131,331	2,005,424
KLA-Tencor Corp.	264,938	10,237,204
LSI Corp.(a)	1,025,034	6,139,954
MEMC Electronic Materials Inc.(a)	215,377	2,425,145
Micron Technology Inc.(a)	1,412,067	11,324,777
National Semiconductor Corp.	32,674	449,594
Novellus Systems Inc.(a)	16,619	537,126
PMC-Sierra Inc.(a)	364,645	3,132,301
Texas Instruments Inc.	1,104,415	35,893,488

		145,977,810
SOFTWARE—1.45%
Activision Blizzard Inc.	622,194	7,740,093
Broadridge Financial Solutions Inc.	16,957	371,867
CA Inc.	118,269	2,890,494
Compuware Corp.(a)	166,742	1,945,879
Electronic Arts Inc.(a)	36,564	598,918
Emdeon Inc. Class A(a)	6,772	91,693
Fidelity National Information Services Inc.	437,720	11,989,151
Fiserv Inc.(a)	83,203	4,872,368
Microsoft Corp.	4,187,049	116,902,408
Novell Inc.(a)	569,743	3,372,879
Total System Services Inc.	269,684	4,147,740

		154,923,490
TELECOMMUNICATIONS—6.18%
Amdocs Ltd.(a)	231,105	6,348,454
AT&T Inc.	9,757,888	286,686,749
CenturyLink Inc.	496,374	22,917,588
Clearwire Corp. Class A(a)(b)	61,883	318,697
CommScope Inc.(a)	155,148	4,843,721
Corning Inc.	2,255,868	43,583,370
EchoStar Corp. Class A(a)	63,767	1,592,262
Frontier Communications Corp.	1,005,809	9,786,522
Leap Wireless International Inc.(a)	97,902	1,200,279
Level 3 Communications Inc.(a)	1,716,802	1,682,466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

MetroPCS Communications Inc.(a)	215,123	2,717,003
Motorola Inc.(a)	3,839,317	34,822,605
NII Holdings Inc.(a)	59,231	2,645,256
Qwest Communications International Inc.	2,868,915	21,832,443
Sprint Nextel Corp.(a)	4,864,254	20,575,794
Telephone and Data Systems Inc.	141,172	5,159,837
Tellabs Inc.	643,994	4,366,279
United States Cellular Corp.(a)	26,721	1,334,447
Verizon Communications Inc.	4,668,125	167,025,513
Virgin Media Inc.	548,018	14,928,010
Windstream Corp.	464,535	6,475,618

		660,842,913
TEXTILES—0.10%
Cintas Corp.	218,135	6,099,055
Mohawk Industries Inc.(a)	80,990	4,596,992

		10,696,047
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	251,599	6,398,163

		6,398,163
TRANSPORTATION—1.71%
Alexander & Baldwin Inc.	66,985	2,681,410
Con-way Inc.	80,494	2,943,666
CSX Corp.	642,951	41,541,064
FedEx Corp.	183,238	17,042,966
Frontline Ltd.(b)	16,535	419,493
Kansas City Southern Industries Inc.(a)	68,991	3,301,909
Kirby Corp.(a)(b)	82,598	3,638,442
Norfolk Southern Corp.	611,285	38,400,924
Ryder System Inc.	40,505	2,132,183
Teekay Corp.	68,665	2,271,438
Union Pacific Corp.	731,447	67,775,879
UTi Worldwide Inc.	25,799	546,939

		182,696,313
TRUCKING & LEASING—0.02%
GATX Corp.	53,727	1,895,489

		1,895,489
WATER—0.12%
American Water Works Co. Inc.	287,420	7,268,852
Aqua America Inc.	224,242	5,040,960

		12,309,812

TOTAL COMMON STOCKS
(Cost: $10,792,166,192)		10,666,099,378

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.46%

MONEY MARKET FUNDS—1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	126,506,303	126,506,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	18,386,049	18,386,049

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	11,653,690	11,653,690

		156,546,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,546,042)		156,546,042

TOTAL INVESTMENTS IN SECURITIES—101.22%
(Cost: $10,948,712,234)		10,822,645,420
Other Assets, Less Liabilities—(1.22)%		(130,919,842)

NET ASSETS—100.00%		$10,691,725,578

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.08%
APAC Customer Services Inc.(a)	465,103	$2,823,175
Gaiam Inc. Class A	232,411	1,789,565
Harte-Hanks Inc.	575,743	7,352,238
Marchex Inc. Class B	282,302	2,693,161

		14,658,139
AEROSPACE & DEFENSE—1.21%
AAR Corp.(a)	578,340	15,887,000
AeroVironment Inc.(a)	246,040	6,601,253
Curtiss-Wright Corp.	676,689	22,466,075
Ducommun Inc.	153,864	3,351,158
Esterline Technologies Corp.(a)	440,401	30,207,105
GenCorp Inc.(a)(b)	858,378	4,437,814
HEICO Corp.(b)	432,992	22,095,582
Herley Industries Inc.(a)	199,923	3,462,666
Kaman Corp.	384,494	11,177,240
Kratos Defense & Security Solutions Inc.(a)	268,990	3,542,598
LMI Aerospace Inc.(a)	129,228	2,066,356
Moog Inc. Class A(a)	669,671	26,652,906
Orbital Sciences Corp.(a)	851,499	14,586,178
Teledyne Technologies Inc.(a)	534,533	23,503,416
Triumph Group Inc.	246,229	22,015,335

		212,052,682
AGRICULTURE—0.33%
Alico Inc.	52,332	1,247,595
Alliance One International Inc.(a)(b)	1,326,828	5,625,751
Andersons Inc. (The)	272,941	9,921,405
Cadiz Inc.(a)(b)	177,839	2,212,317
Griffin Land & Nurseries Inc.	35,005	1,133,462
Limoneira Co.(b)	120,162	3,448,649
MGP Ingredients Inc.	173,421	1,914,568
Tejon Ranch Co.(a)	192,883	5,313,927
Universal Corp.	356,430	14,506,701
Vector Group Ltd.(b)	670,080	11,605,785

		56,930,160
AIRLINES—0.74%
AirTran Holdings Inc.(a)	2,000,650	14,784,803
Alaska Air Group Inc.(a)	528,261	29,947,116
Allegiant Travel Co.(b)	225,295	11,093,526
Hawaiian Holdings Inc.(a)	761,366	5,969,109
JetBlue Airways Corp.(a)(b)	3,600,435	23,798,875
Pinnacle Airlines Corp.(a)	272,134	2,149,859
Republic Airways Holdings Inc.(a)(b)	709,706	5,195,048
SkyWest Inc.	827,203	12,920,911
US Airways Group Inc.(a)(b)	2,380,151	23,825,312

		129,684,559
APPAREL—1.83%
American Apparel Inc.(a)(b)	486,123	806,964
Carter’s Inc.(a)	876,976	25,879,562
Cherokee Inc.	112,351	2,113,322

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Columbia Sportswear Co.	168,957	10,188,107
Crocs Inc.(a)	1,266,244	21,678,097
Deckers Outdoor Corp.(a)(b)	571,292	45,554,824
Delta Apparel Inc.(a)	87,755	1,184,693
G-III Apparel Group Ltd.(a)	228,782	8,041,687
Iconix Brand Group Inc.(a)	1,069,739	20,656,660
Joe’s Jeans Inc.(a)(b)	622,057	970,409
Jones Group Inc. (The)	1,289,603	20,040,431
K-Swiss Inc. Class A(a)	386,054	4,814,093
Lacrosse Footwear Inc.	68,623	1,125,417
Liz Claiborne Inc.(a)(b)	1,400,328	10,026,349
Maidenform Brands Inc.(a)	339,488	8,069,630
Oxford Industries Inc.	193,953	4,967,136
Perry Ellis International Inc.(a)	148,081	4,067,785
Quiksilver Inc.(a)	1,921,254	9,740,758
R.G. Barry Corp.	123,829	1,376,978
SKECHERS U.S.A. Inc. Class A(a)	512,964	10,259,280
Steven Madden Ltd.(a)(b)	363,629	15,170,602
Timberland Co. Class A(a)	578,101	14,215,504
True Religion Apparel Inc.(a)(b)	376,033	8,370,495
Unifi Inc.(a)	202,570	3,429,510
Volcom Inc.	287,028	5,416,218
Warnaco Group Inc. (The)(a)	655,768	36,113,144
Weyco Group Inc.	104,465	2,558,348
Wolverine World Wide Inc.	731,824	23,330,549

		320,166,552
AUTO MANUFACTURERS—0.10%
Force Protection Inc.(a)	1,037,760	5,718,058
Wabash National Corp.(a)	1,008,503	11,950,760

		17,668,818
AUTO PARTS & EQUIPMENT—1.19%
American Axle & Manufacturing Holdings Inc.(a)	883,564	11,362,633
Amerigon Inc. Class A(a)	318,332	3,463,452
ArvinMeritor Inc.(a)	1,388,848	28,499,161
Commercial Vehicle Group Inc.(a)	360,085	5,851,381
Cooper Tire & Rubber Co.	906,762	21,381,448
Dana Holding Corp.(a)	2,067,133	35,575,359
Dorman Products Inc.(a)	167,228	6,060,343
Douglas Dynamics Inc.	159,732	2,419,940
Exide Technologies Inc.(a)	1,122,519	10,562,904
Fuel Systems Solutions Inc.(a)(b)	238,455	7,005,808
Miller Industries Inc.	148,732	2,116,456
Modine Manufacturing Co.(a)	687,163	10,651,026
Spartan Motors Inc.	484,153	2,948,492
Standard Motor Products Inc.	288,508	3,952,560
Superior Industries International Inc.	340,471	7,224,795
Tenneco Inc.(a)(b)	882,139	36,308,841
Titan International Inc.(b)	524,297	10,244,763
Tower International Inc.(a)	96,595	1,708,766

		207,338,128
BANKS—5.72%
1st Source Corp.	224,411	4,542,079
1st United Bancorp Inc.(a)	320,671	2,215,837
Alliance Financial Corp.	68,157	2,204,879
American National Bankshares Inc.	89,510	2,107,960
Ameris Bancorp(a)	348,545	3,673,664
Ames National Corp.	119,400	2,587,398
Arrow Financial Corp.	145,827	4,011,701
BancFirst Corp.	103,419	4,259,829
Banco Latinoamericano de Comercio Exterior SA Class E	410,188	7,572,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Bancorp Inc. (The)(a)	330,603	3,362,232
Bancorp Rhode Island Inc.	53,931	1,568,853
Bank Mutual Corp.	671,115	3,207,930
Bank of Marin Bancorp	76,913	2,691,955
Bank of the Ozarks Inc.	193,748	8,398,976
Boston Private Financial Holdings Inc.	1,101,618	7,215,598
Bridge Bancorp Inc.(b)	91,740	2,261,391
Bryn Mawr Bank Corp.	142,846	2,492,663
Camden National Corp.	112,851	4,088,592
Capital City Bank Group Inc.(b)	174,905	2,203,803
Cardinal Financial Corp.	422,112	4,909,163
Cathay General Bancorp	1,161,282	19,393,409
Center Financial Corp.(a)	523,414	3,967,478
CenterState Banks Inc.	377,372	2,988,786
Century Bancorp Inc. Class A	49,537	1,327,096
Chemical Financial Corp.	361,491	8,007,026
Citizens & Northern Corp.	177,438	2,636,729
Citizens Republic Bancorp Inc.(a)	5,860,109	3,603,967
City Holding Co.	234,201	8,485,102
CNB Financial Corp.	179,147	2,653,167
CoBiz Financial Inc.	471,515	2,866,811
Columbia Banking System Inc.	581,977	12,256,436
Community Bank System Inc.	489,205	13,585,223
Community Trust Bancorp Inc.	203,028	5,879,691
CVB Financial Corp.	1,325,980	11,496,247
Eagle Bancorp Inc.(a)	242,137	3,494,037
Encore Bancshares Inc.(a)	117,485	1,205,396
Enterprise Financial Services Corp.	217,556	2,275,636
F.N.B. Corp.	1,695,531	16,650,114
Financial Institutions Inc.	163,756	3,106,451
First Bancorp (North Carolina)	220,343	3,373,451
First BanCorp (Puerto Rico)(a)(b)	4,640,584	2,134,669
First Bancorp Inc. (Maine)	127,028	2,005,772
First Busey Corp.	769,888	3,618,474
First Commonwealth Financial Corp.	1,553,420	10,998,214
First Community Bancshares Inc.	232,408	3,472,175
First Financial Bancorp	854,030	15,782,474
First Financial Bankshares Inc.	309,118	15,820,659
First Financial Corp.	165,413	5,812,613
First Interstate BancSystem Inc.	181,646	2,768,285
First Merchants Corp.	375,667	3,328,410
First Midwest Bancorp Inc.	1,098,767	12,657,796
First of Long Island Corp. (The)	102,061	2,950,583
First South Bancorp Inc.(b)	119,572	773,631
FirstMerit Corp.	1,591,336	31,492,539
German American Bancorp Inc.	163,261	3,006,451
Glacier Bancorp Inc.	1,065,823	16,104,585
Great Southern Bancorp Inc.(b)	149,304	3,522,081
Green Bankshares Inc.(a)(b)	173,099	553,917
Hancock Holding Co.	432,312	15,070,396
Hanmi Financial Corp.(a)	1,498,973	1,723,819
Heartland Financial USA Inc.(b)	192,484	3,360,771
Heritage Financial Corp.(a)	143,767	2,001,237
Home Bancshares Inc.	325,072	7,161,336
Hudson Valley Holding Corp.	193,726	4,796,656
IBERIABANK Corp.	396,241	23,429,730
Independent Bank Corp. (Massachusetts)	313,848	8,489,588
International Bancshares Corp.	783,689	15,697,291
Lakeland Bancorp Inc.	303,888	3,333,651
Lakeland Financial Corp.	236,683	5,079,217
MainSource Financial Group Inc.	295,538	3,076,551
MB Financial Inc.	785,137	13,598,573
Merchants Bancshares Inc.	70,168	1,933,830
Metro Bancorp Inc.(a)	197,554	2,175,070
MidSouth Bancorp Inc.	110,065	1,690,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

MidWestOne Financial Group Inc.	101,200	1,529,132
Nara Bancorp Inc.(a)	557,520	5,474,846
National Bankshares Inc.(b)	101,946	3,210,280
National Penn Bancshares Inc.	1,862,370	14,954,831
NBT Bancorp Inc.	509,418	12,302,445
Northfield Bancorp Inc.	265,040	3,530,333
Old National Bancorp	1,383,427	16,448,947
OmniAmerican Bancorp Inc.(a)	175,353	2,376,033
Oriental Financial Group Inc.	685,524	8,562,195
Orrstown Financial Services Inc.	98,234	2,692,594
Pacific Continental Corp.	269,146	2,707,609
PacWest Bancorp	454,971	9,727,280
Park National Corp.	185,235	13,461,027
Peapack-Gladstone Financial Corp.	128,518	1,677,160
Penns Woods Bancorp Inc.	55,913	2,225,337
Peoples Bancorp Inc.	153,543	2,402,948
Pinnacle Financial Partners Inc.(a)	496,283	6,739,523
Porter Bancorp Inc.	55,422	571,401
PrivateBancorp Inc.	771,074	11,088,044
Prosperity Bancshares Inc.	688,185	27,031,907
Renasant Corp.	370,424	6,263,870
Republic Bancorp Inc. Class A	144,064	3,421,520
S&T Bancorp Inc.	367,061	8,291,908
S.Y. Bancorp Inc.	174,027	4,272,363
Sandy Spring Bancorp Inc.	356,111	6,563,126
SCBT Financial Corp.	189,273	6,198,691
Sierra Bancorp(b)	170,395	1,828,338
Signature Bank(a)	603,905	30,195,250
Simmons First National Corp. Class A	254,782	7,261,287
Southside Bancshares Inc.	232,003	4,888,303
Southwest Bancorp Inc.(a)	285,109	3,535,352
State Bancorp Inc.	243,098	2,248,656
Stellar One Corp.	341,307	4,962,604
Sterling Bancorp	394,408	4,129,452
Sterling Bancshares Inc.	1,360,751	9,552,472
Suffolk Bancorp	142,246	3,510,631
Susquehanna Bancshares Inc.	1,920,376	18,589,240
SVB Financial Group(a)	616,441	32,702,195
Taylor Capital Group Inc.(a)(b)	140,041	1,841,539
Texas Capital Bancshares Inc.(a)	541,502	11,517,747
Tompkins Financial Corp.	118,026	4,621,898
Tower Bancorp Inc.	110,602	2,437,668
TowneBank(b)	348,053	5,530,562
TriCo Bancshares	205,064	3,311,784
TrustCo Bank Corp. NY	1,140,236	7,229,096
Trustmark Corp.	946,121	23,501,646
UMB Financial Corp.	470,186	19,475,104
Umpqua Holdings Corp.	1,696,956	20,668,924
Union First Market Bankshares Corp.	262,922	3,885,987
United Bankshares Inc.(b)	575,143	16,794,176
United Community Banks Inc.(a)	1,381,698	2,694,311
Univest Corp. of Pennsylvania	247,114	4,737,175
Virginia Commerce Bancorp Inc.(a)	318,039	1,965,481
Washington Banking Co.	225,176	3,087,163
Washington Trust Bancorp Inc.	208,790	4,568,325
Webster Financial Corp.	966,601	19,042,040
WesBanco Inc.	341,681	6,478,272
West Bancorporation Inc.	227,996	1,776,089
West Coast Bancorp(a)	1,421,835	4,009,575
Westamerica Bancorporation	432,727	24,003,367
Western Alliance Bancorporation(a)	968,900	7,131,104
Whitney Holding Corp.	1,427,559	20,199,960
Wilshire Bancorp Inc.	284,865	2,170,671

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Wintrust Financial Corp.	507,676	16,768,538

		1,000,827,800
BEVERAGES—0.16%
Boston Beer Co. Inc. (The) Class A(a)	127,485	12,122,549
Coca-Cola Bottling Co. Consolidated	61,579	3,422,561
Farmer Bros. Co.	98,732	1,757,430
National Beverage Corp.	162,616	2,136,774
Peet’s Coffee & Tea Inc.(a)(b)	173,881	7,257,793
Primo Water Corp.(a)	139,793	1,986,458

		28,683,565
BIOTECHNOLOGY—2.11%
Acorda Therapeutics Inc.(a)(b)	572,678	15,611,202
Aegerion Pharmaceuticals Inc.(a)(b)	83,758	1,186,851
Affymax Inc.(a)	300,830	2,000,520
Affymetrix Inc.(a)	1,057,206	5,317,746
AMAG Pharmaceuticals Inc.(a)(b)	309,872	5,608,683
Arena Pharmaceuticals Inc.(a)(b)	1,809,327	3,112,042
ARIAD Pharmaceuticals Inc.(a)	1,873,741	9,556,079
ArQule Inc.(a)	610,808	3,585,443
AspenBio Pharma Inc.(a)	524,999	316,784
AVEO Pharmaceuticals Inc.(a)	162,532	2,376,218
BioCryst Pharmaceuticals Inc.(a)(b)	422,190	2,182,722
BioMimetic Therapeutics Inc.(a)	264,632	3,360,826
BioSante Pharmaceuticals Inc.(a)(b)	1,041,127	1,707,448
Biotime Inc.(a)(b)	374,209	3,117,161
Cambrex Corp.(a)	428,786	2,216,824
Celera Corp.(a)	1,214,936	7,654,097
Celldex Therapeutics Inc.(a)(b)	465,090	1,916,171
Complete Genomics Inc.(a)	87,347	652,482
CryoLife Inc.(a)	418,728	2,269,506
Curis Inc.(a)(b)	1,106,593	2,191,054
Cytokinetics Inc.(a)	679,739	1,420,655
Cytori Therapeutics Inc.(a)(b)	675,396	3,505,305
CytRx Corp.(a)(b)	1,599,584	1,615,580
Enzo Biochem Inc.(a)	487,910	2,576,165
Enzon Pharmaceuticals Inc.(a)(b)	733,505	8,926,756
Exact Sciences Corp.(a)	679,184	4,061,520
Exelixis Inc.(a)	1,606,382	13,188,396
Genomic Health Inc.(a)(b)	206,907	4,425,741
Geron Corp.(a)(b)	1,808,954	9,352,292
Halozyme Therapeutics Inc.(a)	1,159,207	9,180,919
ImmunoGen Inc.(a)(b)	1,003,961	9,296,679
Immunomedics Inc.(a)(b)	984,925	3,526,032
Incyte Corp.(a)	1,302,180	21,564,101
Inhibitex Inc.(a)	720,017	1,872,044
Inovio Pharmaceuticals Inc.(a)(b)	1,175,198	1,351,478
Integra LifeSciences Holdings Corp.(a)	311,081	14,714,131
InterMune Inc.(a)(b)	671,418	24,439,615
Lexicon Pharmaceuticals Inc.(a)	2,953,750	4,253,400
Ligand Pharmaceuticals Inc. Class B(a)	287,046	2,560,450
Martek Biosciences Corp.(a)	492,918	15,428,333
Maxygen Inc.	470,689	1,849,808
Micromet Inc.(a)(b)	1,342,828	10,903,763
Momenta Pharmaceuticals Inc.(a)(b)	653,245	9,779,078
Nanosphere Inc.(a)	249,610	1,088,300
Nektar Therapeutics(a)	1,393,707	17,909,135
Neuralstem Inc.(a)(b)	680,831	1,443,362
Novavax Inc.(a)(b)	1,335,840	3,246,091
NuPathe Inc.(a)	50,984	461,915
Nymox Pharmaceutical Corp.(a)(b)	271,747	1,913,099
Omeros Corp.(a)(b)	274,252	2,259,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Optimer Pharmaceuticals Inc.(a)(b)	496,380	5,614,058
Orexigen Therapeutics Inc.(a)(b)	455,628	3,681,474
Pacific Biosciences of California Inc.(a)(b)	228,599	3,637,010
PDL BioPharma Inc.	2,071,858	12,907,675
Peregrine Pharmaceuticals Inc.(a)(b)	957,252	2,201,680
RTI Biologics Inc.(a)	801,284	2,139,428
Sangamo BioSciences Inc.(a)(b)	664,551	4,412,619
Savient Pharmaceuticals Inc.(a)	999,844	11,138,262
Seattle Genetics Inc.(a)	1,238,699	18,518,550
Sequenom Inc.(a)(b)	1,363,827	10,937,893
StemCells Inc.(a)(b)	1,749,695	1,889,671
SuperGen Inc.(a)	823,031	2,156,341
Transcept Pharmaceuticals Inc.(a)	78,769	582,891
Vical Inc.(a)(b)	1,043,852	2,108,581
ZIOPHARM Oncology Inc.(a)(b)	718,386	3,347,679

		369,327,650
BUILDING MATERIALS—0.61%
AAON Inc.	184,393	5,201,727
American DG Energy Inc.(a)(b)	275,952	764,387
Apogee Enterprises Inc.	413,245	5,566,410
Broadwind Energy Inc.(a)(b)	1,354,024	3,127,795
Builders FirstSource Inc.(a)(b)	664,717	1,309,493
Comfort Systems USA Inc.	563,761	7,424,732
Drew Industries Inc.	283,244	6,435,304
Interline Brands Inc.(a)	488,518	11,123,555
LSI Industries Inc.	277,390	2,346,719
NCI Building Systems Inc.(a)	287,364	4,020,222
PGT Inc.(a)	281,854	690,542
Quanex Building Products Corp.	561,173	10,645,452
Simpson Manufacturing Co. Inc.	583,569	18,038,118
Texas Industries Inc.	307,470	14,075,977
Trex Co. Inc.(a)(b)	227,166	5,442,897
Universal Forest Products Inc.	287,250	11,174,025

		107,387,355
CHEMICALS—2.30%
A. Schulman Inc.	466,561	10,679,581
Aceto Corp.	373,090	3,357,810
American Vanguard Corp.	297,958	2,544,561
Arch Chemicals Inc.	333,812	12,661,489
Balchem Corp.	417,199	14,105,498
Codexis Inc.(a)(b)	177,493	1,881,426
Ferro Corp.(a)	1,274,127	18,653,219
Georgia Gulf Corp.(a)	500,532	12,042,800
H.B. Fuller Co.	725,123	14,879,524
Hawkins Inc.(b)	129,532	5,751,221
Innophos Holdings Inc.	317,662	11,461,245
KMG Chemicals Inc.	89,610	1,484,838
Kraton Performance Polymers Inc.(a)	166,179	5,143,240
Landec Corp.(a)	387,188	2,315,384
Minerals Technologies Inc.	278,717	18,230,879
NewMarket Corp.	152,679	18,836,008
NL Industries Inc.	99,537	1,110,833
Olin Corp.	1,167,783	23,962,907
OM Group Inc.(a)	457,576	17,621,252
OMNOVA Solutions Inc.(a)	665,248	5,561,473
PolyOne Corp.(a)	1,374,790	17,171,127
Quaker Chemical Corp.	165,788	6,908,386
Rockwood Holdings Inc.(a)	769,465	30,101,471
Sensient Technologies Corp.	730,974	26,848,675
Solutia Inc.(a)	1,791,993	41,359,199
Spartech Corp.(a)	460,666	4,311,834

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Stepan Co.	115,342	8,797,134
TPC Group Inc.(a)	116,376	3,528,520
W.R. Grace & Co.(a)	1,073,412	37,708,964
Westlake Chemical Corp.	291,506	12,671,766
Zep Inc.	322,511	6,411,519
Zoltek Companies Inc.(a)(b)	415,585	4,800,007

		402,903,790
COAL—0.36%
Cloud Peak Energy Inc.(a)	466,780	10,843,299
Hallador Energy Co.(b)	56,413	591,772
International Coal Group Inc.(a)(b)	1,943,381	15,041,769
James River Coal Co.(a)(b)	411,927	10,434,111
L&L Energy Inc.(a)(b)	278,761	3,010,619
Patriot Coal Corp.(a)	1,157,832	22,427,206

		62,348,776
COMMERCIAL SERVICES—5.93%
ABM Industries Inc.	769,381	20,234,720
Accretive Health Inc.(a)(b)	170,069	2,763,621
Administaff Inc.	322,391	9,446,056
Advance America Cash Advance Centers Inc.	823,639	4,645,324
Advisory Board Co. (The)(a)	229,095	10,911,795
Albany Molecular Research Inc.(a)	344,977	1,938,771
American Public Education Inc.(a)	271,235	10,100,791
AMN Healthcare Services Inc.(a)	574,765	3,529,057
Arbitron Inc.	394,633	16,385,162
Avis Budget Group Inc.(a)	1,521,224	23,670,245
Barrett Business Services Inc.	113,465	1,764,381
Bridgepoint Education Inc.(a)(b)	287,325	5,459,175
Capella Education Co.(a)(b)	248,250	16,528,485
Cardtronics Inc.(a)	401,380	7,104,426
Cass Information Systems Inc.	125,922	4,777,481
CBIZ Inc.(a)	522,473	3,260,232
CDI Corp.	184,698	3,433,536
Cenveo Inc.(a)	823,317	4,396,513
Chemed Corp.	337,901	21,460,093
Coinstar Inc.(a)(b)	468,258	26,428,482
Compass Diversified Holdings	539,008	9,535,052
Consolidated Graphics Inc.(a)	138,415	6,703,439
Corinthian Colleges Inc.(a)(b)	1,301,381	6,780,195
Corporate Executive Board Co. (The)	507,676	19,063,234
CorVel Corp.(a)	104,120	5,034,202
CoStar Group Inc.(a)(b)	306,520	17,643,291
CPI Corp.	76,613	1,727,623
CRA International Inc.(a)	162,832	3,828,180
Cross Country Healthcare Inc.(a)	462,341	3,916,028
Deluxe Corp.	760,893	17,515,757
Dollar Financial Corp.(a)	360,528	10,321,917
Dollar Thrifty Automotive Group Inc.(a)	424,482	20,061,019
Electro Rent Corp.	243,543	3,935,655
Euronet Worldwide Inc.(a)(b)	724,437	12,634,181
ExamWorks Group Inc.(a)	177,864	3,286,927
ExlService Holdings Inc.(a)	223,156	4,793,391
Exponent Inc.(a)	205,417	7,709,300
Forrester Research Inc.	216,288	7,632,804
Franklin Covey Co.(a)	192,162	1,650,672
GEO Group Inc. (The)(a)	904,272	22,299,348
Global Cash Access Inc.(a)	737,224	2,351,745
Grand Canyon Education Inc.(a)	458,597	8,983,915
Great Lakes Dredge & Dock Corp.	861,204	6,347,074
H&E Equipment Services Inc.(a)	407,946	4,719,935
Hackett Group Inc. (The)(a)	417,082	1,463,958

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Healthcare Services Group Inc.	973,330	15,836,079
HealthSpring Inc.(a)	858,578	22,778,074
Heartland Payment Systems Inc.	560,551	8,643,696
Heidrick & Struggles International Inc.	260,075	7,451,149
Hill International Inc.(a)	362,960	2,348,351
HMS Holdings Corp.(a)	400,718	25,954,505
Hudson Highland Group Inc.(a)	470,329	2,742,018
Huron Consulting Group Inc.(a)	326,675	8,640,554
ICF International Inc.(a)	254,645	6,549,469
K12 Inc.(a)(b)	372,053	10,663,039
Kelly Services Inc. Class A(a)	392,810	7,384,828
Kendle International Inc.(a)	217,875	2,372,659
Kenexa Corp.(a)	336,684	7,336,344
Kforce Inc.(a)	456,741	7,390,069
Korn/Ferry International(a)	682,138	15,764,209
Landauer Inc.	138,741	8,320,298
Learning Tree International Inc.	89,895	859,396
LECG Corp.(a)	377,283	520,651
Lincoln Educational Services Corp.	209,267	3,245,731
Live Nation Entertainment Inc.(a)	2,076,521	23,713,870
Mac-Gray Corp.	172,205	2,574,465
MAXIMUS Inc.	258,851	16,975,449
McGrath RentCorp	354,162	9,286,128
Medifast Inc.(a)(b)	200,672	5,795,407
MedQuist Inc.	165,605	1,432,483
Michael Baker Corp.(a)	117,983	3,669,271
Midas Inc.(a)	208,756	1,693,011
Monro Muffler Brake Inc.	440,560	15,238,970
Multi-Color Corp.	166,128	3,232,851
National American University Holdings Inc.	113,563	833,552
National Research Corp.	26,035	891,699
Navigant Consulting Inc.(a)	750,062	6,900,570
On Assignment Inc.(a)	538,155	4,385,963
PAREXEL International Corp.(a)	864,128	18,345,437
PDI Inc.(a)	130,023	1,370,442
PHH Corp.(a)(b)	821,347	19,014,183
Pre-Paid Legal Services Inc.(a)(b)	110,441	6,654,070
Princeton Review Inc. (The)(a)	272,943	322,073
Providence Service Corp. (The)(a)	190,129	3,055,373
Rent-A-Center Inc.	971,748	31,368,025
Resources Connection Inc.	686,887	12,769,229
Rollins Inc.	950,973	18,781,717
RSC Holdings Inc.(a)(b)	733,751	7,146,735
Rural/Metro Corp.(a)	281,456	4,103,629
Saba Software Inc.(a)	410,017	2,509,304
Senomyx Inc.(a)	571,191	4,072,592
SFN Group Inc.(a)	764,716	7,463,628
Sotheby’s	989,851	44,543,295
Standard Parking Corp.(a)	228,026	4,307,411
Steiner Leisure Ltd.(a)	219,922	10,270,357
Stewart Enterprises Inc. Class A	1,209,029	8,088,404
SuccessFactors Inc.(a)(b)	928,927	26,901,726
Team Health Holdings Inc.(a)	225,873	3,510,066
Team Inc.(a)	282,406	6,834,225
TeleTech Holdings Inc.(a)	448,341	9,231,341
TNS Inc.(a)	386,247	8,033,938
Transcend Services Inc.(a)(b)	133,693	2,619,046
TrueBlue Inc.(a)	653,446	11,755,494
United Rentals Inc.(a)	892,929	20,314,135
Universal Technical Institute Inc.	312,455	6,880,259
Valassis Communications Inc.(a)	735,366	23,789,090
Viad Corp.	305,073	7,770,209
VirnetX Holding Corp.	521,582	7,745,493
Volt Information Sciences Inc.(a)	219,353	1,897,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Wright Express Corp.(a)	572,614	26,340,244

		1,037,410,569
COMPUTERS—2.71%
3D Systems Corp.(a)(b)	268,099	8,442,437
Agilysys Inc.(a)	259,638	1,461,762
CACI International Inc. Class A(a)	446,191	23,826,599
CIBER Inc.(a)	920,686	4,308,810
Compellent Technologies Inc.(a)	346,196	9,551,548
Computer Task Group Inc.(a)	216,155	2,351,766
Cray Inc.(a)	522,271	3,734,238
Digimarc Corp.(a)	99,202	2,977,052
Echelon Corp.(a)(b)	486,456	4,956,987
Electronics For Imaging Inc.(a)	671,769	9,613,014
Fortinet Inc.(a)	618,802	20,018,245
Furmanite Corp.(a)	540,905	3,737,654
Hutchinson Technology Inc.(a)	342,683	1,271,354
iGATE Corp.	351,779	6,933,564
Imation Corp.(a)	438,769	4,523,708
Immersion Corp.(a)	413,796	2,776,571
Insight Enterprises Inc.(a)	684,696	9,010,599
Integral Systems Inc.(a)	256,112	2,538,070
Jack Henry & Associates Inc.	1,260,097	36,731,828
Keyw Holding Corp. (The)(a)	153,082	2,245,713
Limelight Networks Inc.(a)	677,204	3,934,555
LivePerson Inc.(a)	662,044	7,481,097
Magma Design Automation Inc.(a)	975,773	4,888,623
Manhattan Associates Inc.(a)	336,461	10,275,519
Maxwell Technologies Inc.(a)(b)	393,282	7,429,097
Mentor Graphics Corp.(a)	1,581,177	18,974,124
Mercury Computer Systems Inc.(a)	348,431	6,404,162
MTS Systems Corp.	227,329	8,515,744
NCI Inc. Class A(a)	96,723	2,223,662
NetScout Systems Inc.(a)	450,715	10,370,952
Quantum Corp.(a)	3,181,580	11,835,478
Radiant Systems Inc.(a)	486,607	9,522,899
RadiSys Corp.(a)	353,829	3,149,078
RealD Inc.(a)	214,880	5,569,690
Rimage Corp.(a)	138,580	2,066,228
Riverbed Technology Inc.(a)	1,864,895	65,588,357
Sigma Designs Inc.(a)(b)	457,891	6,488,315
Silicon Graphics International Corp.(a)	453,305	4,093,344
SMART Modular Technologies (WWH) Inc.(a)	776,070	4,470,163
Spansion Inc.(a)	216,938	4,490,617
SRA International Inc. Class A(a)	634,177	12,968,920
STEC Inc.(a)(b)	603,164	10,645,845
Stratasys Inc.(a)(b)	304,209	9,929,382
Stream Global Services Inc.(a)(b)	66,531	262,797
Super Micro Computer Inc.(a)	363,189	4,191,201
Sykes Enterprises Inc.(a)	612,064	12,400,417
Synaptics Inc.(a)(b)	502,401	14,760,541
Syntel Inc.	194,670	9,303,279
Tier Technologies Inc. Class B(a)	201,918	1,209,489
Tyler Technologies Inc.(a)	423,600	8,793,936
Unisys Corp.(a)	631,143	16,340,292
Virtusa Corp.(a)	198,499	3,247,444
Wave Systems Corp. Class A(a)(b)	1,183,966	4,664,826
Xyratex Ltd.(a)	448,471	7,314,562

		474,816,154
COSMETICS & PERSONAL CARE—0.08%
Elizabeth Arden Inc.(a)	360,904	8,304,401
Inter Parfums Inc.	212,975	4,014,579

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Revlon Inc. Class A(a)	156,306	1,538,051

		13,857,031
DISTRIBUTION & WHOLESALE—0.91%
Beacon Roofing Supply Inc.(a)	674,089	12,045,970
BlueLinx Holdings Inc.(a)	165,642	606,250
BMP Sunstone Corp.(a)	407,537	4,038,692
Brightpoint Inc.(a)	1,043,701	9,111,510
Chindex International Inc.(a)	201,776	3,327,286
Core-Mark Holding Co. Inc.(a)	158,235	5,631,584
Houston Wire & Cable Co.(b)	260,083	3,495,515
MWI Veterinary Supply Inc.(a)	181,832	11,482,691
Owens & Minor Inc.	931,525	27,414,781
Pool Corp.	734,315	16,551,460
Rentrak Corp.(a)	138,215	4,168,564
ScanSource Inc.(a)	396,942	12,662,450
United Stationers Inc.(a)	357,194	22,792,549
Watsco Inc.	410,843	25,915,976

		159,245,278
DIVERSIFIED FINANCIAL SERVICES—1.78%
Artio Global Investors Inc. Class A	412,088	6,078,298
Asset Acceptance Capital Corp.(a)(b)	219,745	1,303,088
Asta Funding Inc.	154,994	1,255,451
BGC Partners Inc. Class A(b)	839,217	6,973,893
Calamos Asset Management Inc. Class A	284,029	3,976,406
California First National Bancorp	27,143	391,674
Cohen & Steers Inc.(b)	259,546	6,774,151
CompuCredit Holdings Corp.(a)(b)	173,120	1,208,378
Cowen Group Inc. Class A(a)	530,544	2,472,335
Credit Acceptance Corp.(a)	83,243	5,225,163
Diamond Hill Investment Group Inc.	35,187	2,545,428
Doral Financial Corp.(a)	356,151	491,488
Duff & Phelps Corp. Class A	404,023	6,811,828
Encore Capital Group Inc.(a)	205,837	4,826,878
Epoch Holding Corp.	194,559	3,021,501
Evercore Partners Inc. Class A	232,796	7,915,064
FBR Capital Markets Corp.(a)	769,724	2,940,346
Federal Agricultural Mortgage Corp. Class C NVS(b)	141,389	2,307,469
Financial Engines Inc.(a)(b)	190,064	3,768,969
First Marblehead Corp. (The)(a)	809,370	1,756,333
GAMCO Investors Inc. Class A	101,731	4,884,105
GFI Group Inc.	987,464	4,631,206
Gleacher & Co. Inc.(a)	1,140,898	2,703,928
Higher One Holdings Inc.(a)(b)	156,104	3,157,984
International Assets Holding Corp.(a)	186,846	4,409,566
Investment Technology Group Inc.(a)	645,941	10,574,054
JMP Group Inc.	218,007	1,663,393
KBW Inc.(b)	524,258	14,637,283
Knight Capital Group Inc. Class A(a)(b)	1,400,390	19,311,378
LaBranche & Co. Inc.(a)	542,998	1,954,793
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,334,530	1,561,400
MarketAxess Holdings Inc.	411,314	8,559,444
Marlin Business Services Corp.(a)	125,417	1,586,525
MF Global Holdings Ltd.(a)	1,711,306	14,306,518
National Financial Partners Corp.(a)(b)	633,429	8,487,949
Nelnet Inc. Class A	392,181	9,290,768
Netspend Holdings Inc.(a)	450,475	5,775,090
NewStar Financial Inc.(a)	418,810	4,426,822
Ocwen Financial Corp.(a)	1,098,530	10,479,976
Oppenheimer Holdings Inc. Class A	148,390	3,889,302
optionsXpress Holdings Inc.	626,193	9,812,444
Penson Worldwide Inc.(a)(b)	299,285	1,463,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Piper Jaffray Companies Inc.(a)	229,547	8,036,440
Portfolio Recovery Associates Inc.(a)(b)	250,297	18,822,334
Pzena Investment Management Inc. Class A	110,083	809,110
Rodman & Renshaw Capital Group Inc.(a)(b)	234,030	627,200
Sanders Morris Harris Group Inc.	304,493	2,207,574
SeaCube Container Leasing Ltd.	159,155	2,237,719
Stifel Financial Corp.(a)	503,893	31,261,522
Student Loan Corp. (The)	61,000	1,978,840
SWS Group Inc.	417,720	2,109,486
Teton Advisors Inc. Class B(c)	1,397	13,272
TradeStation Group Inc.(a)	601,625	4,060,969
Virtus Investment Partners Inc.(a)	74,893	3,397,895
Westwood Holdings Group Inc.	85,905	3,432,764
World Acceptance Corp.(a)(b)	243,540	12,858,912

		311,465,610
ELECTRIC—1.72%
ALLETE Inc.	460,844	17,171,047
Ameresco Inc. Class A(a)	126,654	1,818,751
Avista Corp.	813,259	18,314,593
Black Hills Corp.	579,389	17,381,670
Central Vermont Public Service Corp.	195,274	4,268,690
CH Energy Group Inc.	234,540	11,466,661
Cleco Corp.	895,947	27,559,330
Dynegy Inc.(a)(b)	1,525,283	8,572,091
El Paso Electric Co.(a)	648,693	17,858,518
Empire District Electric Co. (The)	593,659	13,179,230
EnerNOC Inc.(a)(b)	291,129	6,960,894
IDACORP Inc.	710,036	26,257,131
MGE Energy Inc.	341,613	14,607,372
NorthWestern Corp.	536,312	15,461,875
Otter Tail Corp.	531,791	11,986,569
Pike Electric Corp.(a)	239,838	2,057,810
PNM Resources Inc.	1,284,721	16,727,067
Portland General Electric Co.	1,111,145	24,111,847
UIL Holdings Corp.	747,201	22,386,142
UniSource Energy Corp.	533,006	19,102,935
Unitil Corp.	160,188	3,642,675

		300,892,898
ELECTRICAL COMPONENTS & EQUIPMENT—1.25%
A123 Systems Inc.(a)(b)	1,075,434	10,259,640
Advanced Battery Technologies Inc.(a)(b)	972,599	3,744,506
Advanced Energy Industries Inc.(a)	538,685	7,347,663
American Superconductor Corp.(a)(b)	748,254	21,392,582
Belden Inc.	690,182	25,412,501
Capstone Turbine Corp.(a)(b)	3,537,318	3,395,118
Coleman Cable Inc.(a)(b)	116,458	731,356
Encore Wire Corp.	275,778	6,916,512
Energy Conversion Devices Inc.(a)(b)	712,975	3,279,685
EnerSys Inc.(a)	715,173	22,971,357
Generac Holdings Inc.(a)	284,670	4,603,114
GrafTech International Ltd.(a)	1,778,194	35,279,369
Graham Corp.	144,488	2,889,760
Greatbatch Inc.(a)	343,933	8,305,982
Insteel Industries Inc.	257,814	3,220,097
Littelfuse Inc.	324,254	15,259,393
Powell Industries Inc.(a)	129,683	4,263,977
Power-One Inc.(a)(b)	1,035,542	10,562,529
PowerSecure International Inc.(a)	266,905	2,076,521
SatCon Technology Corp.(a)(b)	1,714,136	7,713,612
Universal Display Corp.(a)(b)	446,632	13,689,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Vicor Corp.(b)	288,117	4,725,119

		218,039,664
ELECTRONICS—2.56%
American Science and Engineering Inc.	132,903	11,327,323
Analogic Corp.	190,814	9,447,201
Applied Energetics Inc.(a)	1,135,759	966,417
Badger Meter Inc.	221,567	9,797,693
Ballantyne Strong Inc.(a)	208,483	1,619,913
Bel Fuse Inc. Class B	152,872	3,653,641
Benchmark Electronics Inc.(a)	934,370	16,968,159
Brady Corp. Class A	720,696	23,501,897
Checkpoint Systems Inc.(a)	585,004	12,021,832
Coherent Inc.(a)	373,409	16,855,682
CTS Corp.	506,688	5,603,969
Cubic Corp.	233,671	11,017,588
Cymer Inc.(a)	445,728	20,088,961
Daktronics Inc.	498,939	7,943,109
DDi Corp.	193,266	2,272,808
Dionex Corp.(a)	260,270	30,714,463
Electro Scientific Industries Inc.(a)	412,660	6,614,940
FARO Technologies Inc.(a)	237,360	7,794,902
FEI Co.(a)	562,510	14,855,889
II-VI Inc.(a)	371,896	17,241,099
L-1 Identity Solutions Inc.(a)	1,137,151	13,543,468
LaBarge Inc.(a)	182,168	2,861,859
Measurement Specialties Inc.(a)	214,064	6,282,778
Methode Electronics Inc.	553,059	7,173,175
Multi-Fineline Electronix Inc.(a)	145,875	3,864,229
NVE Corp.(a)	70,473	4,075,454
OSI Systems Inc.(a)	240,521	8,745,344
OYO Geospace Corp.(a)	60,546	6,000,714
Park Electrochemical Corp.	304,618	9,138,540
Plexus Corp.(a)	597,970	18,501,192
Pulse Electronics Corp.	602,218	3,203,800
Rofin-Sinar Technologies Inc.(a)	418,295	14,824,375
Rogers Corp.(a)	234,038	8,951,953
Sanmina-SCI Corp.(a)	1,173,225	13,468,623
Sonic Solutions Inc.(a)	631,444	9,471,660
Spectrum Control Inc.(a)	186,425	2,794,511
SRS Labs Inc.(a)	172,704	1,521,522
Stoneridge Inc.(a)	225,858	3,566,298
Taser International Inc.(a)(b)	923,599	4,340,915
TTM Technologies Inc.(a)	1,182,534	17,631,582
UQM Technologies Inc.(a)(b)	527,615	1,208,238
Viasystems Group Inc.(a)	62,946	1,267,732
Watts Water Technologies Inc. Class A	432,642	15,830,371
Woodward Governor Co.	900,035	33,805,315
X-Rite Inc.(a)(b)	488,892	2,234,236
Zygo Corp.(a)	256,811	3,140,799

		447,756,169
ENERGY - ALTERNATE SOURCES—0.23%
Amyris Inc.(a)	88,826	2,369,878
Clean Energy Fuels Corp.(a)(b)	676,203	9,358,649
Comverge Inc.(a)(b)	367,612	2,540,199
Ener1 Inc.(a)(b)	899,811	3,410,284
Evergreen Solar Inc.(a)(b)	2,816,599	1,642,077
FuelCell Energy Inc.(a)(b)	1,402,803	3,240,475
Green Plains Renewable Energy Inc.(a)(b)	270,049	3,040,752
GT Solar International Inc.(a)(b)	927,054	8,454,732
Headwaters Inc.(a)	892,774	4,088,905
Hoku Corp.(a)(b)	251,119	662,954

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Syntroleum Corp.(a)(b)	1,014,574	1,876,962

		40,685,867
ENGINEERING & CONSTRUCTION—0.59%
Argan Inc.(a)(b)	113,226	1,049,605
Dycom Industries Inc.(a)	522,343	7,704,559
EMCOR Group Inc.(a)	978,942	28,369,739
Granite Construction Inc.	515,527	14,140,906
Insituform Technologies Inc. Class A(a)	581,708	15,421,079
Layne Christensen Co.(a)	289,921	9,979,081
Mistras Group Inc.(a)	211,001	2,844,294
MYR Group Inc.(a)	294,286	6,180,006
Orion Marine Group Inc.(a)	394,545	4,576,722
Sterling Construction Co. Inc.(a)	237,398	3,095,670
Tutor Perini Corp.	395,278	8,462,902
VSE Corp.	62,968	2,079,203

		103,903,766
ENTERTAINMENT—0.70%
Ascent Media Corp. Class A(a)	211,960	8,215,570
Bluegreen Corp.(a)	210,273	677,079
Carmike Cinemas Inc.(a)(b)	147,990	1,142,483
Churchill Downs Inc.	168,336	7,305,782
Cinemark Holdings Inc.	840,104	14,483,393
Empire Resorts Inc.(a)	372,375	383,546
Isle of Capri Casinos Inc.(a)(b)	229,541	2,345,909
Lions Gate Entertainment Corp.(a)	1,007,979	6,561,943
National CineMedia Inc.	785,059	15,630,525
Pinnacle Entertainment Inc.(a)	760,290	10,659,266
Scientific Games Corp. Class A(a)	962,450	9,586,002
Shuffle Master Inc.(a)	794,642	9,098,651
Speedway Motorsports Inc.	181,646	2,782,817
Steinway Musical Instruments Inc.(a)	83,298	1,653,465
Vail Resorts Inc.(a)	535,177	27,850,611
Warner Music Group Corp.(a)(b)	658,314	3,706,308

		122,083,350
ENVIRONMENTAL CONTROL—0.70%
Calgon Carbon Corp.(a)	830,518	12,557,432
Casella Waste Systems Inc. Class A(a)	365,579	2,591,955
Clean Harbors Inc.(a)	340,777	28,652,530
Darling International Inc.(a)	1,221,456	16,220,936
Energy Recovery Inc.(a)(b)	600,505	2,197,848
EnergySolutions Inc.	1,314,463	7,321,559
Fuel Tech Inc.(a)	261,009	2,534,398
Met-Pro Corp.	214,931	2,538,335
Metalico Inc.(a)	551,333	3,241,838
Mine Safety Appliances Co.	393,586	12,252,332
Rentech Inc.(a)(b)	3,179,306	3,878,753
Tetra Tech Inc.(a)	913,775	22,899,202
US Ecology Inc.	273,489	4,753,239

		121,640,357
FOOD—1.59%
Arden Group Inc. Class A	17,552	1,448,040
B&G Foods Inc. Class A	705,593	9,687,792
Bridgford Foods Corp.	26,323	375,103
Cal-Maine Foods Inc.(b)	209,222	6,607,231
Calavo Growers Inc.	161,861	3,730,896
Chiquita Brands International Inc.(a)	664,438	9,315,421
Diamond Foods Inc.	323,435	17,200,273
Dole Food Co. Inc.(a)(b)	535,024	7,228,174

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Fresh Del Monte Produce Inc.	586,684	14,637,766
Fresh Market Inc. (The)(a)	224,998	9,269,918
Hain Celestial Group Inc.(a)	605,096	16,373,898
Imperial Sugar Co.	177,911	2,378,670
Ingles Markets Inc. Class A	184,305	3,538,656
J&J Snack Foods Corp.	209,937	10,127,361
John B. Sanfilippo & Son Inc.(a)	115,716	1,439,507
Lifeway Foods Inc.(a)(b)	68,835	657,374
M&F Worldwide Corp.(a)	156,109	3,606,118
Nash-Finch Co.	186,253	7,917,615
Pilgrim’s Pride Corp.(a)	723,920	5,132,593
Ruddick Corp.	649,621	23,932,038
Sanderson Farms Inc.	336,710	13,182,196
Seaboard Corp.	4,835	9,626,485
Seneca Foods Corp. Class A(a)	123,623	3,335,349
Smart Balance Inc.(a)	924,846	4,004,583
Snyders-Lance Inc.	382,433	8,964,229
Spartan Stores Inc.	333,210	5,647,909
Tootsie Roll Industries Inc.(b)	355,682	10,304,108
TreeHouse Foods Inc.(a)	513,282	26,223,577
United Natural Foods Inc.(a)	708,412	25,984,552
Village Super Market Inc. Class A	90,820	2,997,060
Weis Markets Inc.	163,741	6,603,675
Winn-Dixie Stores Inc.(a)	815,813	5,849,379

		277,327,546
FOREST PRODUCTS & PAPER—0.90%
Boise Inc.	1,042,186	8,264,535
Buckeye Technologies Inc.	582,019	12,228,219
Clearwater Paper Corp.(a)	169,835	13,298,081
Deltic Timber Corp.	158,855	8,949,891
KapStone Paper and Packaging Corp.(a)	567,692	8,685,688
Louisiana-Pacific Corp.(a)	1,879,318	17,778,348
Neenah Paper Inc.	217,229	4,275,067
P.H. Glatfelter Co.	678,118	8,320,508
Potlatch Corp.	592,239	19,277,379
Rock-Tenn Co. Class A	575,076	31,025,350
Schweitzer-Mauduit International Inc.	271,930	17,109,836
Verso Paper Corp.(a)(b)	215,758	737,892
Wausau Paper Corp.	720,597	6,204,340
Xerium Technologies Inc.(a)	109,115	1,740,384

		157,895,518
GAS—1.14%
Chesapeake Utilities Corp.	140,391	5,829,034
Laclede Group Inc. (The)	329,078	12,024,510
New Jersey Resources Corp.	609,607	26,280,158
Nicor Inc.	668,637	33,378,359
Northwest Natural Gas Co.	393,766	18,298,306
Piedmont Natural Gas Co.	1,059,350	29,619,426
South Jersey Industries Inc.	440,796	23,282,845
Southwest Gas Corp.	669,591	24,553,902
WGL Holdings Inc.	747,615	26,742,188

		200,008,728
HAND & MACHINE TOOLS—0.33%
Baldor Electric Co.	691,342	43,582,199
Franklin Electric Co. Inc.	343,641	13,374,508

		56,956,707
HEALTH CARE - PRODUCTS—3.46%
Abaxis Inc.(a)	327,846	8,802,665

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

ABIOMED Inc.(a)(b)	465,360	4,472,110
Accuray Inc.(a)	762,088	5,144,094
Align Technology Inc.(a)	875,487	17,107,016
Alphatec Holdings Inc.(a)	742,869	2,005,746
American Medical Systems Holdings Inc.(a)	1,116,590	21,058,887
AngioDynamics Inc.(a)	367,826	5,653,486
Arthrocare Corp.(a)	399,022	12,393,623
Atrion Corp.	23,443	4,207,081
Bruker Corp.(a)	1,076,324	17,866,978
Caliper Life Sciences Inc.(a)	661,825	4,195,970
Cantel Medical Corp.	189,724	4,439,542
CardioNet Inc.(a)	353,143	1,652,709
Cepheid Inc.(a)(b)	880,337	20,027,667
Cerus Corp.(a)(b)	698,083	1,717,284
Clinical Data Inc.(a)(b)	173,056	2,753,321
Conceptus Inc.(a)(b)	461,470	6,368,286
CONMED Corp.(a)	432,659	11,435,177
Cutera Inc.(a)	196,615	1,629,938
Cyberonics Inc.(a)	412,018	12,780,798
Cynosure Inc. Class A(a)	142,227	1,454,982
Delcath Systems Inc.(a)(b)	645,402	6,324,940
DexCom Inc.(a)	910,218	12,424,476
Endologix Inc.(a)	716,282	5,121,416
Exactech Inc.(a)	121,630	2,289,077
Female Health Co. (The)	261,066	1,485,466
Haemonetics Corp.(a)	370,793	23,426,702
Hanger Orthopedic Group Inc.(a)	386,405	8,187,922
Hansen Medical Inc.(a)(b)	622,442	914,990
HeartWare International Inc.(a)	138,353	12,115,572
ICU Medical Inc.(a)	173,541	6,334,246
Immucor Inc.(a)	1,035,505	20,534,064
Insulet Corp.(a)	644,697	9,992,803
Invacare Corp.	431,120	13,002,579
IRIS International Inc.(a)	237,218	2,426,740
Kensey Nash Corp.(a)	107,985	3,005,223
LCA-Vision Inc.(a)	273,254	1,571,210
Luminex Corp.(a)	555,332	10,151,469
MAKO Surgical Corp.(a)(b)	450,523	6,856,960
Masimo Corp.	765,869	22,263,812
Medical Action Industries Inc.(a)	209,908	2,010,919
MELA Sciences Inc.(a)(b)	372,507	1,247,898
Merge Healthcare Inc.(a)	780,074	2,909,676
Meridian Bioscience Inc.	600,476	13,907,024
Merit Medical Systems Inc.(a)	417,248	6,605,036
Metabolix Inc.(a)(b)	396,790	4,828,934
Microvision Inc.(a)(b)	1,420,903	2,642,880
Natus Medical Inc.(a)	423,192	6,000,863
NuVasive Inc.(a)(b)	578,481	14,838,038
NxStage Medical Inc.(a)	401,661	9,993,326
OraSure Technologies Inc.(a)	677,068	3,893,141
Orthofix International NV(a)	262,289	7,606,381
Orthovita Inc.(a)	972,032	1,953,784
Palomar Medical Technologies Inc.(a)	274,020	3,893,824
PSS World Medical Inc.(a)	846,551	19,132,053
PURE Bioscience(a)(b)	553,497	1,228,763
Quidel Corp.(a)(b)	319,344	4,614,521
Rochester Medical Corp.(a)	159,263	1,739,152
Sirona Dental Systems Inc.(a)	495,670	20,709,093
Solta Medical Inc.(a)	868,826	2,649,919
SonoSite Inc.(a)	200,431	6,333,620
Spectranetics Corp.(a)	483,965	2,497,259
Staar Surgical Co.(a)	511,009	3,117,155
Stereotaxis Inc.(a)(b)	465,375	1,782,386
Steris Corp.	875,180	31,909,063
SurModics Inc.(a)	254,778	3,024,215

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Symmetry Medical Inc.(a)	535,112	4,949,786
Syneron Medical Ltd.(a)	524,773	5,347,437
Synovis Life Technologies Inc.(a)	165,088	2,659,568
TomoTherapy Inc.(a)	707,149	2,552,808
Unilife Corp.(a)(b)	710,021	3,763,111
Vascular Solutions Inc.(a)	244,953	2,870,849
Vital Images Inc.(a)	217,516	3,040,874
Volcano Corp.(a)(b)	744,758	20,339,341
West Pharmaceutical Services Inc.	492,545	20,292,854
Wright Medical Group Inc.(a)	574,785	8,926,411
Young Innovations Inc.	84,988	2,720,466
Zoll Medical Corp.(a)	317,921	11,836,199

		605,965,654
HEALTH CARE - SERVICES—1.75%
Air Methods Corp.(a)	164,580	9,260,917
Alliance Healthcare Services Inc.(a)	402,403	1,706,189
Allied Healthcare International Inc.(a)	659,224	1,654,652
Almost Family Inc.(a)	122,488	4,705,989
Amedisys Inc.(a)(b)	422,395	14,150,232
America Service Group Inc.	131,317	1,988,139
American Dental Partners Inc.(a)	230,856	3,118,865
AMERIGROUP Corp.(a)	763,552	33,535,204
AmSurg Corp.(a)	458,336	9,602,139
Assisted Living Concepts Inc. Class A(a)	146,667	4,771,077
Bio-Reference Laboratories Inc.(a)(b)	354,681	7,866,825
Capital Senior Living Corp.(a)	395,371	2,648,986
Centene Corp.(a)	727,073	18,424,030
Continucare Corp.(a)	424,347	1,985,944
Emeritus Corp.(a)(b)	331,038	6,524,759
Ensign Group Inc. (The)	210,349	5,231,380
Five Star Quality Care Inc.(a)	464,210	3,281,965
Genoptix Inc.(a)	257,192	4,891,792
Gentiva Health Services Inc.(a)	441,383	11,740,788
HealthSouth Corp.(a)	1,381,808	28,617,244
Healthways Inc.(a)	504,838	5,633,992
IPC The Hospitalist Co. Inc.(a)	239,196	9,331,036
Kindred Healthcare Inc.(a)	585,197	10,750,069
LHC Group Inc.(a)(b)	232,463	6,973,890
Magellan Health Services Inc.(a)	491,995	23,261,524
MedCath Corp.(a)	302,581	4,221,005
Metropolitan Health Networks Inc.(a)	584,316	2,611,892
Molina Healthcare Inc.(a)	229,417	6,389,263
National Healthcare Corp.	131,960	6,105,789
Neostem Inc.(a)(b)	492,122	693,892
RehabCare Group Inc.(a)	367,659	8,713,518
Select Medical Holdings Corp.(a)	749,913	5,481,864
Skilled Healthcare Group Inc. Class A(a)	290,207	2,606,059
Sun Healthcare Group Inc.(a)	370,934	4,696,024
Sunrise Senior Living Inc.(a)	827,329	4,508,943
Triple-S Management Corp. Class B(a)	301,166	5,746,247
U.S. Physical Therapy Inc.(a)	148,858	2,950,366
WellCare Health Plans Inc.(a)	628,220	18,984,808

		305,367,297
HOLDING COMPANIES - DIVERSIFIED—0.06%
Harbinger Group Inc.(a)	132,758	821,772
Heckmann Corp.(a)	1,318,640	6,632,759
Primoris Services Corp.	328,012	3,129,235

		10,583,766
HOME BUILDERS—0.33%
Beazer Homes USA Inc.(a)(b)	1,103,184	5,946,162

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Brookfield Homes Corp.(a)(b)	139,233	1,308,790
Cavco Industries Inc.(a)	96,338	4,498,021
Hovnanian Enterprises Inc. Class A(a)(b)	766,978	3,136,940
M/I Homes Inc.(a)	271,717	4,179,007
Meritage Homes Corp.(a)	475,145	10,548,219
Ryland Group Inc.	651,695	11,098,366
Skyline Corp.	100,648	2,624,900
Standard-Pacific Corp.(a)	1,589,373	7,311,116
Winnebago Industries Inc.(a)(b)	430,391	6,541,943

		57,193,464
HOME FURNISHINGS—0.37%
American Woodmark Corp.	132,448	3,250,274
Audiovox Corp. Class A(a)	253,399	2,186,833
DTS Inc.(a)	257,508	12,630,768
Ethan Allen Interiors Inc.(b)	366,525	7,334,165
Furniture Brands International Inc.(a)	688,056	3,536,608
Hooker Furniture Corp.	157,436	2,224,571
Kimball International Inc. Class B	461,105	3,181,625
La-Z-Boy Inc.(a)(b)	765,097	6,901,175
Sealy Corp.(a)(b)	702,747	2,052,021
TiVo Inc.(a)	1,712,075	14,775,207
Universal Electronics Inc.(a)	201,382	5,713,207

		63,786,454
HOUSEHOLD PRODUCTS & WARES—0.48%
ACCO Brands Corp.(a)	815,831	6,950,880
American Greetings Corp. Class A	585,039	12,964,464
Blyth Inc.	79,448	2,739,367
Central Garden & Pet Co. Class A(a)	839,166	8,290,960
CSS Industries Inc.	108,688	2,240,060
Ennis Inc.	384,602	6,576,694
Helen of Troy Ltd.(a)	454,009	13,502,228
Kid Brands Inc.(a)	183,975	1,572,986
Oil-Dri Corp. of America	75,257	1,617,273
Prestige Brands Holdings Inc.(a)	617,335	7,377,153
Spectrum Brands Holdings Inc.(a)	269,416	8,397,697
Standard Register Co. (The)	262,463	894,999
Summer Infant Inc.(a)	157,851	1,196,511
WD-40 Co.	245,459	9,887,088

		84,208,360
HOUSEWARES—0.09%
Libbey Inc.(a)	290,459	4,493,401
Lifetime Brands Inc.(a)	135,305	1,899,682
National Presto Industries Inc.	71,250	9,263,212

		15,656,295
INSURANCE—2.89%
Alterra Capital Holdings Ltd.	1,422,276	30,778,053
American Equity Investment Life Holding Co.	867,565	10,887,941
American Safety Insurance Holdings Ltd.(a)	152,533	3,261,156
Amerisafe Inc.(a)	283,055	4,953,462
AmTrust Financial Services Inc.	328,491	5,748,592
Argo Group International Holdings Ltd.	460,211	17,234,902
Baldwin & Lyons Inc. Class B	120,493	2,835,200
Citizens Inc.(a)(b)	537,230	4,002,363
CNA Surety Corp.(a)	263,723	6,244,961
CNO Financial Group Inc.(a)	3,276,080	22,211,822
Crawford & Co. Class B(a)	349,674	1,188,892
Delphi Financial Group Inc. Class A	704,019	20,303,908
Donegal Group Inc. Class A	163,765	2,371,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

eHealth Inc.(a)	330,323	4,687,283
EMC Insurance Group Inc.	70,220	1,589,781
Employers Holdings Inc.	437,297	7,643,952
Enstar Group Ltd.(a)	97,553	8,251,033
FBL Financial Group Inc. Class A	197,507	5,662,526
First American Financial Corp.	1,538,497	22,985,145
First Mercury Financial Corp.	210,251	3,448,116
Flagstone Reinsurance Holdings SA	771,451	9,720,283
FPIC Insurance Group Inc.(a)	136,701	5,052,469
Gerova Financial Group Ltd.(a)(b)	18,585	557,550
Global Indemnity PLC(a)	204,854	4,189,264
Greenlight Capital Re Ltd. Class A(a)	418,227	11,212,666
Hallmark Financial Services Inc.(a)	169,977	1,546,791
Harleysville Group Inc.	172,786	6,348,158
Horace Mann Educators Corp.	581,284	10,486,363
Infinity Property and Casualty Corp.	185,674	11,474,653
Kansas City Life Insurance Co.	61,156	2,019,983
Life Partners Holdings Inc.(b)	106,903	2,045,054
Maiden Holdings Ltd.	739,291	5,810,827
Meadowbrook Insurance Group Inc.	803,868	8,239,647
MGIC Investment Corp.(a)(b)	2,959,956	30,161,952
Montpelier Re Holdings Ltd.	984,234	19,625,626
National Interstate Corp.	96,663	2,068,588
National Western Life Insurance Co. Class A	32,625	5,439,240
Navigators Group Inc. (The)(a)	180,393	9,082,788
Phoenix Companies Inc. (The)(a)	1,701,398	4,321,551
Platinum Underwriters Holdings Ltd.	606,663	27,281,635
PMI Group Inc. (The)(a)(b)	2,125,556	7,014,335
Presidential Life Corp.	302,742	3,006,228
Primerica Inc.	355,268	8,615,249
Primus Guaranty Ltd.(a)(b)	237,359	1,205,784
ProAssurance Corp.(a)	453,810	27,500,886
Radian Group Inc.(b)	1,970,977	15,905,784
RLI Corp.	271,551	14,275,436
Safety Insurance Group Inc.	186,736	8,883,032
SeaBright Insurance Holdings Inc.	322,401	2,972,537
Selective Insurance Group Inc.	786,616	14,277,080
State Auto Financial Corp.	213,176	3,713,526
Stewart Information Services Corp.(b)	253,095	2,918,185
Tower Group Inc.	550,959	14,093,531
United Fire & Casualty Co.	337,563	7,534,406
Universal American Corp.	470,597	9,623,709
Universal Insurance Holdings Inc.	252,243	1,228,423

		505,743,624
INTERNET—3.39%
1-800-FLOWERS.COM Inc.(a)(b)	372,996	1,003,359
AboveNet Inc.	333,489	19,495,767
Ancestry.com Inc.(a)	281,481	7,971,542
Archipelago Learning Inc.(a)	171,451	1,681,934
Ariba Inc.(a)	1,327,243	31,176,938
Art Technology Group Inc.(a)	2,326,491	13,912,416
Blue Coat Systems Inc.(a)	616,795	18,423,667
Blue Nile Inc.(a)(b)	186,808	10,659,264
BroadSoft Inc.(a)	110,647	2,642,250
Cogent Communications Group Inc.(a)	666,551	9,425,031
comScore Inc.(a)	336,151	7,499,529
Constant Contact Inc.(a)(b)	422,689	13,099,132
DealerTrack Holdings Inc.(a)	597,533	11,992,487
Dice Holdings Inc.(a)	233,855	3,355,819
Digital River Inc.(a)(b)	587,136	20,209,221
Drugstore.com Inc.(a)(b)	1,385,772	3,062,556
EarthLink Inc.	1,594,568	13,713,285
ePlus Inc.(a)	56,429	1,333,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

eResearchTechnology Inc.(a)	726,163	5,337,298
Global Sources Ltd.(a)	261,436	2,488,871
GSI Commerce Inc.(a)	982,792	22,800,774
InfoSpace Inc.(a)	528,749	4,388,617
Internap Network Services Corp.(a)	766,432	4,659,907
Internet Capital Group Inc.(a)	537,035	7,636,638
IntraLinks Holdings Inc.(a)	173,511	3,246,391
j2 Global Communications Inc.(a)(b)	668,797	19,361,673
Keynote Systems Inc.	184,411	2,696,089
KIT Digital Inc.(a)(b)	418,227	6,708,361
Knot Inc. (The)(a)	444,194	4,388,637
Lionbridge Technologies Inc.(a)	874,770	3,227,901
Liquidity Services Inc.(a)	207,969	2,921,964
Local.com Corp.(a)(b)	234,016	1,518,764
LoopNet Inc.(a)	269,265	2,991,534
MediaMind Technologies Inc.(a)	77,764	1,065,367
ModusLink Global Solutions Inc.(a)	653,377	4,377,626
Move Inc.(a)	2,293,412	5,894,069
Network Engines Inc.(a)	527,644	802,019
NIC Inc.	830,288	8,062,096
NutriSystem Inc.(b)	398,042	8,370,823
Online Resources Corp.(a)	393,822	1,831,272
OpenTable Inc.(a)(b)	234,183	16,505,218
Openwave Systems Inc.(a)	1,226,801	2,600,818
Orbitz Worldwide Inc.(a)	289,000	1,615,510
Overstock.com Inc.(a)(b)	216,466	3,567,360
PCTEL Inc.(a)	278,796	1,672,776
Perficient Inc.(a)	316,516	3,956,450
QuinStreet Inc.(a)(b)	147,348	2,830,555
Rackspace Hosting Inc.(a)(b)	1,431,742	44,971,016
ReachLocal Inc.(a)(b)	70,525	1,404,153
RealNetworks Inc.(a)	1,236,239	5,192,204
RightNow Technologies Inc.(a)	321,650	7,613,456
S1 Corp.(a)	761,155	5,251,970
Safeguard Scientifics Inc.(a)	301,366	5,147,331
Sapient Corp.	1,527,299	18,480,318
Shutterfly Inc.(a)	397,054	13,908,802
Sourcefire Inc.(a)(b)	408,065	10,581,125
SPS Commerce Inc.(a)	69,812	1,103,030
Stamps.com Inc.	153,846	2,038,460
Support.com Inc.(a)	687,452	4,454,689
TechTarget Inc.(a)	221,893	1,759,611
TeleCommunication Systems Inc.(a)	666,779	3,113,858
Terremark Worldwide Inc.(a)	863,629	11,183,996
TIBCO Software Inc.(a)	2,453,250	48,353,557
Travelzoo Inc.(a)(b)	81,611	3,364,005
United Online Inc.	1,290,473	8,517,122
US Auto Parts Network Inc.(a)	192,075	1,613,430
ValueClick Inc.(a)	1,205,369	19,322,065
Vasco Data Security International Inc.(a)	396,592	3,224,293
Vitacost.com Inc.(a)(b)(c)	221,173	945,515
Vocus Inc.(a)	246,610	6,821,233
Websense Inc.(a)	638,006	12,919,621
Zix Corp.(a)(b)	822,449	3,511,857

		592,980,274
INVESTMENT COMPANIES—1.00%
American Capital Ltd.(a)	5,015,509	37,917,248
Apollo Investment Corp.	2,862,609	31,689,082
Arlington Asset Investment Corp. Class A	99,770	2,393,482
BlackRock Kelso Capital Corp.(d)	1,061,228	11,737,182
Capital Southwest Corp.	41,996	4,359,185
Fifth Street Finance Corp.	805,311	9,776,476
Gladstone Capital Corp.(b)	309,920	3,570,278

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Gladstone Investment Corp.	322,722	2,468,823
Golub Capital BDC Inc.	108,321	1,854,456
Harris & Harris Group Inc.(a)	449,991	1,970,961
Hercules Technology Growth Capital Inc.	539,495	5,589,168
Kayne Anderson Energy Development Co.	149,628	2,694,800
Main Street Capital Corp.	220,292	4,007,112
MCG Capital Corp.	1,135,926	7,917,404
Medallion Financial Corp.	215,786	1,769,445
MVC Capital Inc.	356,859	5,210,141
NGP Capital Resources Co.	316,971	2,916,133
PennantPark Investment Corp.	526,063	6,439,011
PennyMac Mortgage Investment Trust(d)	250,695	4,550,114
Prospect Capital Corp.(b)	1,232,642	13,312,534
Solar Capital Ltd.	84,240	2,087,467
THL Credit Inc.	132,437	1,723,005
TICC Capital Corp.	468,626	5,253,298
Triangle Capital Corp.	218,531	4,152,089

		175,358,894
IRON & STEEL—0.09%
Gibraltar Industries Inc.(a)	447,071	6,066,753
Metals USA Holdings Corp.(a)	167,200	2,548,128
Olympic Steel Inc.	134,749	3,864,601
Shiloh Industries Inc.	76,463	913,733
Universal Stainless & Alloy Products Inc.(a)	100,074	3,130,315

		16,523,530
LEISURE TIME—0.64%
Ambassadors Group Inc.	280,684	3,227,866
Arctic Cat Inc.(a)	177,640	2,600,650
Brunswick Corp.	1,306,634	24,486,321
Callaway Golf Co.(b)	956,183	7,716,397
Interval Leisure Group Inc.(a)	589,411	9,513,093
Johnson Outdoors Inc. Class A(a)	63,855	799,465
Life Time Fitness Inc.(a)(b)	616,312	25,262,629
Marine Products Corp.(a)	142,967	952,160
Multimedia Games Inc.(a)	412,641	2,302,537
Polaris Industries Inc.(b)	459,708	35,866,418

		112,727,536
LODGING—0.36%
Ameristar Casinos Inc.	393,593	6,151,858
Boyd Gaming Corp.(a)(b)	800,598	8,486,339
Gaylord Entertainment Co.(a)(b)	513,684	18,461,803
Marcus Corp.	299,063	3,968,566
Monarch Casino & Resort Inc.(a)	129,256	1,615,700
Morgans Hotel Group Co.(a)(b)	316,738	2,872,814
Orient-Express Hotels Ltd. Class A(a)	1,512,481	19,647,128
Red Lion Hotels Corp.(a)	177,156	1,413,705

		62,617,913
MACHINERY—1.50%
Alamo Group Inc.	94,477	2,628,350
Albany International Corp. Class A	405,282	9,601,131
Altra Holdings Inc.(a)	398,961	7,923,365
Applied Industrial Technologies Inc.	627,105	20,368,370
Astec Industries Inc.(a)	293,750	9,520,437
Briggs & Stratton Corp.	742,207	14,614,056
Cascade Corp.	133,463	6,310,131
Cognex Corp.	587,167	17,274,453
Columbus McKinnon Corp.(a)	285,362	5,798,556
DXP Enterprises Inc.(a)	124,593	2,990,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Flow International Corp.(a)	687,082	2,810,165
Gerber Scientific Inc.(a)	379,585	2,987,334
Gorman-Rupp Co. (The)	180,655	5,838,770
Intermec Inc.(a)	724,621	9,173,702
Intevac Inc.(a)	328,758	4,605,900
iRobot Corp.(a)(b)	312,732	7,780,772
Kadant Inc.(a)	183,080	4,315,196
Lindsay Corp.(b)	185,312	11,013,092
Middleby Corp. (The)(a)(b)	246,169	20,781,587
NACCO Industries Inc. Class A	85,693	9,286,550
Nordson Corp.	503,828	46,291,717
Park-Ohio Holdings Corp.(a)(b)	114,786	2,400,175
Presstek Inc.(a)	401,879	892,171
Robbins & Myers Inc.	398,067	14,242,837
Sauer-Danfoss Inc.(a)	170,163	4,807,105
Tecumseh Products Co. Class A(a)	272,051	3,550,266
Tennant Co.	279,570	10,738,284
Twin Disc Inc.	123,093	3,675,557

		262,220,261
MACHINERY - DIVERSIFIED—0.08%
Chart Industries Inc.(a)	425,336	14,367,850

		14,367,850
MANUFACTURING—2.36%
A.O. Smith Corp.	538,739	20,515,181
Actuant Corp. Class A	1,002,686	26,691,501
Acuity Brands Inc.	642,281	37,040,345
American Railcar Industries Inc.(a)	137,915	3,052,059
Ameron International Corp.	136,945	10,458,490
AZZ Inc.	184,118	7,366,561
Barnes Group Inc.	724,128	14,967,726
Blount International Inc.(a)	708,963	11,173,257
Brink’s Co. (The)	709,753	19,078,161
Ceradyne Inc.(a)	377,355	11,898,003
CLARCOR Inc.	744,803	31,944,601
Colfax Corp.(a)	353,567	6,509,168
Eastman Kodak Co.(a)(b)	3,964,637	21,250,454
EnPro Industries Inc.(a)(b)	305,008	12,676,132
ESCO Technologies Inc.	391,348	14,808,608
Fabrinet(a)	143,069	3,075,983
Federal Signal Corp.	925,462	6,348,669
FreightCar America Inc.	178,481	5,165,240
GP Strategies Corp.(a)	214,705	2,198,579
Griffon Corp.(a)	663,590	8,454,137
Hexcel Corp.(a)	1,432,401	25,912,134
Koppers Holdings Inc.	304,898	10,909,250
Lancaster Colony Corp.	286,903	16,410,852
LSB Industries Inc.(a)	251,550	6,102,603
Lydall Inc.(a)	249,731	2,010,335
Matthews International Corp. Class A	445,591	15,586,773
Myers Industries Inc.	518,663	5,051,778
PMFG Inc.(a)(b)	216,949	3,557,964
Polypore International Inc.(a)(b)	322,638	13,141,046
Raven Industries Inc.	239,799	11,436,014
Smith & Wesson Holding Corp.(a)	878,695	3,286,319
Standex International Corp.	183,503	5,488,575
STR Holdings Inc.(a)(b)	419,950	8,399,000
Sturm, Ruger & Co. Inc.(b)	284,995	4,357,574
Tredegar Corp.	363,852	7,051,452

		413,374,524

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

MEDIA—0.71%
A.H. Belo Corp. Class A(a)	263,406	2,291,632
Acacia Research Corp.(a)	500,722	12,988,729
Beasley Broadcast Group Inc. Class A(a)	65,375	391,596
Belo Corp. Class A(a)	1,351,286	9,567,105
Cambium Learning Group Inc.(a)	242,979	835,848
CKX Inc.(a)	835,395	3,366,642
Courier Corp.	148,958	2,311,828
Crown Media Holdings Inc. Class A(a)(b)	369,947	969,261
Cumulus Media Inc. Class A(a)(b)	319,319	1,376,265
Dex One Corp.(a)	739,145	5,514,022
DG FastChannel Inc.(a)	370,559	10,701,744
Dolan Co. (The)(a)	450,828	6,275,526
E.W. Scripps Co. (The) Class A(a)	467,784	4,748,008
Entercom Communications Corp.(a)	346,524	4,012,748
Entravision Communications Corp. Class A(a)	711,208	1,827,805
Fisher Communications Inc.(a)	95,274	2,076,973
Gray Television Inc.(a)(b)	708,499	1,324,893
Journal Communications Inc. Class A(a)	615,215	3,106,836
Lee Enterprises Inc.(a)(b)	656,863	1,615,883
Lin TV Corp. Class A(a)	420,370	2,227,961
LodgeNet Interactive Corp.(a)(b)	366,928	1,559,444
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	385,838	1,705,404
McClatchy Co. (The) Class A(a)(b)	880,045	4,109,810
Media General Inc. Class A(a)(b)	322,322	1,863,021
Mediacom Communications Corp. Class A(a)	587,638	4,971,417
Nexstar Broadcasting Group Inc.(a)	156,867	939,633
Outdoor Channel Holdings Inc.(a)	171,695	1,231,053
Playboy Enterprises Inc. Class B(a)	329,588	1,720,449
PRIMEDIA Inc.	240,019	1,008,080
Radio One Inc. Class D(a)(b)	459,960	515,155
Scholastic Corp.	451,489	13,336,985
Sinclair Broadcast Group Inc. Class A	674,932	5,520,944
SuperMedia Inc.(a)(b)	187,321	1,631,566
Value Line Inc.	19,516	282,006
Westwood One Inc.(a)(b)	77,058	703,539
World Wrestling Entertainment Inc.	358,875	5,110,380

		123,740,191
METAL FABRICATE & HARDWARE—0.81%
A.M. Castle & Co.(a)	245,061	4,511,573
Ampco-Pittsburgh Corp.	126,028	3,535,085
CIRCOR International Inc.	253,226	10,706,395
Dynamic Materials Corp.	191,973	4,332,831
Haynes International Inc.	180,402	7,546,216
Kaydon Corp.	494,831	20,149,518
L.B. Foster Co. Class A(a)	151,950	6,220,833
Ladish Co. Inc.(a)	232,890	11,320,783
Lawson Products Inc.	62,344	1,551,742
Mueller Industries Inc.	558,568	18,265,174
Mueller Water Products Inc. Class A	2,287,732	9,539,843
Northwest Pipe Co.(a)	135,689	3,260,607
Omega Flex Inc.(a)(b)	39,211	648,550
RBC Bearings Inc.(a)	321,227	12,553,551
Sun Hydraulics Corp.	186,105	7,034,769
TriMas Corp.(a)	222,109	4,544,350
Worthington Industries Inc.	836,041	15,383,154

		141,104,974
MINING—1.89%
Allied Nevada Gold Corp.(a)(b)	1,105,624	29,088,967
AMCOL International Corp.	353,443	10,956,733

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Brush Engineered Materials Inc.(a)	300,874	11,625,771
Capital Gold Corp.(a)	906,458	4,595,742
Century Aluminum Co.(a)	940,908	14,612,301
Coeur d’Alene Mines Corp.(a)(b)	1,300,235	35,522,420
Contango ORE Inc.(a)	14,667	154,004
General Moly Inc.(a)(b)	958,351	6,210,115
Globe Specialty Metals Inc.	907,446	15,508,252
Golden Star Resources Ltd.(a)(b)	3,822,199	17,543,893
Hecla Mining Co.(a)(b)	3,781,706	42,582,010
Horsehead Holding Corp.(a)	644,992	8,410,696
Jaguar Mining Inc.(a)(b)	1,243,008	8,862,647
Kaiser Aluminum Corp.	225,390	11,289,785
Molycorp Inc.(a)(b)	378,592	18,891,741
Noranda Aluminium Holding Corp.(a)	200,367	2,925,358
RTI International Metals Inc.(a)	444,417	11,990,371
Stillwater Mining Co.(a)(b)	659,009	14,069,842
Thompson Creek Metals Co. Inc.(a)	2,426,691	35,720,892
U.S. Energy Corp.(a)	391,882	2,382,643
United States Lime & Minerals Inc.(a)	39,831	1,678,080
Uranium Energy Corp.(a)(b)	889,248	5,371,058
US Gold Corp.(a)(b)	1,324,704	10,690,361
USEC Inc.(a)(b)	1,689,264	10,169,369

		330,853,051
MISCELLANEOUS – MANUFACTURING—0.05%
John Bean Technologies Corp.	417,707	8,408,442

		8,408,442
OFFICE FURNISHINGS—0.45%
CompX International Inc.	17,181	197,582
Herman Miller Inc.	844,012	21,353,504
HNI Corp.(b)	669,422	20,885,966
Interface Inc. Class A	748,696	11,717,092
Knoll Inc.	695,706	11,639,161
Steelcase Inc. Class A(b)	1,135,271	11,999,815

		77,793,120
OIL & GAS—3.17%
Abraxas Petroleum Corp.(a)(b)	998,934	4,565,128
Alon USA Energy Inc.(b)	111,798	668,552
Apco Oil and Gas International Inc.	135,879	7,813,042
Approach Resources Inc.(a)	256,520	5,925,612
ATP Oil & Gas Corp.(a)(b)	659,773	11,044,600
Berry Petroleum Co. Class A	755,113	32,998,438
Bill Barrett Corp.(a)(b)	678,024	27,887,127
BPZ Resources Inc.(a)(b)	1,432,138	6,816,977
Brigham Exploration Co.(a)	1,718,738	46,818,423
Callon Petroleum Co.(a)(b)	420,813	2,491,213
CAMAC Energy Inc.(a)(b)	697,262	1,387,551
Carrizo Oil & Gas Inc.(a)	461,187	15,906,340
Cheniere Energy Inc.(a)(b)	845,123	4,665,079
Clayton Williams Energy Inc.(a)	87,176	7,320,169
Contango Oil & Gas Co.(a)	175,357	10,158,431
Crosstex Energy Inc.	600,380	5,319,367
CVR Energy Inc.(a)	445,740	6,766,333
Delek US Holdings Inc.	198,558	1,445,502
Delta Petroleum Corp.(a)(b)	2,705,900	2,056,484
Endeavour International Corp.(a)(b)	319,971	4,415,600
Energy Partners Ltd.(a)	425,909	6,329,008
Energy XXI (Bermuda) Ltd.(a)	1,019,813	28,218,226
Evolution Petroleum Corp.(a)	216,296	1,410,250
FX Energy Inc.(a)	636,845	3,916,597
Gastar Exploration Ltd.(a)	818,979	3,521,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

GeoResources Inc.(a)	191,733	4,258,390
GMX Resources Inc.(a)(b)	450,155	2,484,856
Goodrich Petroleum Corp.(a)(b)	360,258	6,354,951
Gulfport Energy Corp.(a)	402,501	8,714,147
Harvest Natural Resources Inc.(a)	489,257	5,954,258
Houston American Energy Corp.(b)	266,117	4,814,056
Isramco Inc.(a)(b)	16,912	1,425,682
Kodiak Oil & Gas Corp.(a)	2,622,147	17,306,170
Magnum Hunter Resources Corp.(a)	778,119	5,602,457
McMoRan Exploration Co.(a)	1,411,315	24,189,939
Miller Petroleum Inc.(a)	321,511	1,671,857
Northern Oil and Gas Inc.(a)	795,718	21,651,487
Oasis Petroleum Inc.(a)	715,939	19,416,266
Panhandle Oil and Gas Inc.	107,686	2,952,750
Parker Drilling Co.(a)	1,720,882	7,864,431
Penn Virginia Corp.	670,759	11,282,166
PetroCorp Inc. Escrow(a)(c)	26,106	3
Petroleum Development Corp.(a)	345,605	14,587,987
PetroQuest Energy Inc.(a)	821,755	6,187,815
Pioneer Drilling Co.(a)	806,133	7,102,032
RAM Energy Resources Inc.(a)	812,417	1,494,847
Resolute Energy Corp.(a)(b)	563,358	8,315,164
Rex Energy Corp.(a)	480,087	6,553,187
Rosetta Resources Inc.(a)	778,097	29,287,571
Seahawk Drilling Inc.(a)	156,899	1,404,246
Stone Energy Corp.(a)	639,554	14,255,659
Swift Energy Co.(a)	619,301	24,245,634
TransAtlantic Petroleum Ltd.(a)	2,178,733	7,255,181
VAALCO Energy Inc.(a)	755,382	5,408,535
Vantage Drilling Co.(a)	2,250,152	4,567,808
Venoco Inc.(a)(b)	293,485	5,414,798
W&T Offshore Inc.	516,262	9,225,602
Warren Resources Inc.(a)	1,044,399	4,720,683
Western Refining Inc.(a)(b)	755,386	7,991,984

		553,828,258
OIL & GAS SERVICES—1.95%
Allis-Chalmers Energy Inc.(a)	526,806	3,735,054
Basic Energy Services Inc.(a)	342,191	5,639,308
Cal Dive International Inc.(a)	1,395,501	7,912,491
CARBO Ceramics Inc.	281,701	29,167,321
Complete Production Services Inc.(a)	1,148,103	33,926,444
Dawson Geophysical Co.(a)	114,856	3,663,906
Dril-Quip Inc.(a)	501,520	38,978,134
Global Geophysical Services Inc.(a)	110,162	1,143,482
Global Industries Ltd.(a)	1,502,475	10,412,152
Gulf Island Fabrication Inc.	210,496	5,931,777
Helix Energy Solutions Group Inc.(a)	1,548,983	18,804,654
Hercules Offshore Inc.(a)	1,695,086	5,864,998
Hornbeck Offshore Services Inc.(a)	345,316	7,210,198
ION Geophysical Corp.(a)(b)	1,881,964	15,959,055
Key Energy Services Inc.(a)	1,850,941	24,025,214
Lufkin Industries Inc.	441,896	27,569,891
Matrix Service Co.(a)	389,138	4,739,701
Natural Gas Services Group Inc.(a)	177,787	3,361,952
Newpark Resources Inc.(a)	1,317,291	8,114,513
RPC Inc.(b)	646,634	11,717,008
T-3 Energy Services Inc.(a)	193,087	7,690,655
Tesco Corp.(a)	448,575	7,123,371
Tetra Technologies Inc.(a)	1,119,445	13,287,812
Union Drilling Inc.(a)	216,454	1,575,785
Willbros Group Inc.(a)	707,908	6,951,657
World Fuel Services Corp.	1,014,783	36,694,553

		341,201,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(a)	60,974	1,582,275
Astronics Corp.(a)	137,272	2,882,712
Graham Packaging Co. Inc.(a)	252,337	3,290,474
Graphic Packaging Holding Co.(a)	1,668,203	6,489,310
Silgan Holdings Inc.	796,858	28,535,485

		42,780,256
PHARMACEUTICALS—3.32%
Acura Pharmaceuticals Inc.(a)(b)	135,417	448,230
Akorn Inc.(a)	811,858	4,927,978
Alexza Pharmaceuticals Inc.(a)(b)	645,668	807,085
Alimera Sciences Inc.(a)	95,691	993,273
Alkermes Inc.(a)	1,404,495	17,247,199
Allos Therapeutics Inc.(a)(b)	1,167,003	5,379,884
Alnylam Pharmaceuticals Inc.(a)	538,503	5,309,640
Anacor Pharmaceuticals Inc.(a)(b)	174,996	939,729
Antares Pharma Inc.(a)	1,031,523	1,753,589
Anthera Pharmaceuticals Inc.(a)	84,429	412,014
Aoxing Pharmaceutical Co. Inc.(a)(b)	354,018	987,710
Ardea Biosciences Inc.(a)(b)	196,620	5,112,120
Array BioPharma Inc.(a)	776,015	2,320,285
Auxilium Pharmaceuticals Inc.(a)(b)	616,789	13,014,248
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,373,842	5,605,275
AVI BioPharma Inc.(a)(b)	1,622,068	3,438,784
Biodel Inc.(a)(b)	271,912	497,599
BioScrip Inc.(a)	574,863	3,006,533
BioSpecifics Technologies Corp.(a)(b)	48,925	1,252,480
Cadence Pharmaceuticals Inc.(a)(b)	457,912	3,457,236
Caraco Pharmaceutical Laboratories Ltd.(a)	125,875	571,473
Catalyst Health Solutions Inc.(a)	560,439	26,054,809
Chelsea Therapeutics International Ltd.(a)	567,702	4,257,765
Corcept Therapeutics Inc.(a)	402,560	1,553,882
Cornerstone Therapeutics Inc.(a)	115,519	668,855
Cubist Pharmaceuticals Inc.(a)	865,523	18,522,192
Cumberland Pharmaceuticals Inc.(a)(b)	181,640	1,088,024
Cypress Bioscience Inc.(a)	575,321	3,728,080
Depomed Inc.(a)	772,248	4,911,497
DURECT Corp.(a)	1,284,402	4,431,187
Dyax Corp.(a)	1,432,362	3,065,255
Dynavax Technologies Corp.(a)	1,408,672	4,507,750
Emergent BioSolutions Inc.(a)	303,933	7,130,268
Eurand NV(a)	268,827	3,180,223
Furiex Pharmaceuticals Inc.(a)	128,840	1,861,738
Hi-Tech Pharmacal Co. Inc.(a)(b)	146,164	3,646,792
Idenix Pharmaceuticals Inc.(a)(b)	522,423	2,633,012
Impax Laboratories Inc.(a)	928,143	18,664,956
Infinity Pharmaceuticals Inc.(a)(b)	211,995	1,257,130
Inspire Pharmaceuticals Inc.(a)	874,872	7,348,925
Ironwood Pharmaceuticals Inc.(a)	282,227	2,921,049
Isis Pharmaceuticals Inc.(a)(b)	1,389,721	14,063,977
Jazz Pharmaceuticals Inc.(a)	220,044	4,330,466
Keryx Biopharmaceuticals Inc.(a)(b)	749,305	3,431,817
Lannett Co. Inc.(a)(b)	152,108	850,284
MannKind Corp.(a)(b)	987,391	7,958,371
MAP Pharmaceuticals Inc.(a)	231,252	3,871,158
Medicines Co. (The)(a)	789,493	11,155,536
Medicis Pharmaceutical Corp. Class A	889,644	23,833,563
Medivation Inc.(a)(b)	503,180	7,633,241
Nabi Biopharmaceuticals(a)	633,034	3,665,267
Nature’s Sunshine Products Inc.(a)	111,405	1,000,417
Neogen Corp.(a)	333,623	13,688,552
Neurocrine Biosciences Inc.(a)	731,815	5,591,067

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

NeurogesX Inc.(a)(b)	161,608	1,027,827
NPS Pharmaceuticals Inc.(a)	989,313	7,815,573
Nutraceutical International Corp.(a)	135,419	1,921,596
Obagi Medical Products Inc.(a)	251,009	2,899,154
Onyx Pharmaceuticals Inc.(a)(b)	925,040	34,106,225
Opko Health Inc.(a)(b)	1,311,783	4,814,244
Osiris Therapeutics Inc.(a)(b)	245,830	1,915,016
Pain Therapeutics Inc.(a)	533,722	3,602,623
Par Pharmaceutical Companies Inc.(a)	519,638	20,011,259
PetMed Express Inc.(b)	341,713	6,085,909
Pharmacyclics Inc.(a)	639,160	3,886,093
Pharmasset Inc.(a)	434,579	18,865,074
PharMerica Corp.(a)	455,281	5,212,967
POZEN Inc.(a)(b)	388,180	2,581,397
Progenics Pharmaceuticals Inc.(a)	414,227	2,261,679
Questcor Pharmaceuticals Inc.(a)	816,328	12,024,511
Rigel Pharmaceuticals Inc.(a)	772,074	5,813,717
Salix Pharmaceuticals Ltd.(a)	841,626	39,522,757
Santarus Inc.(a)	765,699	2,503,836
Schiff Nutrition International Inc.	168,992	1,534,447
SciClone Pharmaceuticals Inc.(a)(b)	545,569	2,280,478
SIGA Technologies Inc.(a)(b)	508,167	7,114,338
Somaxon Pharmaceuticals Inc.(a)(b)	539,054	1,698,020
Spectrum Pharmaceuticals Inc.(a)	732,593	5,032,914
Star Scientific Inc.(a)(b)	1,411,743	2,752,899
Sucampo Pharmaceuticals Inc.(a)	162,004	622,095
Synta Pharmaceuticals Corp.(a)(b)	327,059	2,001,601
Synutra International Inc.(a)(b)	281,210	3,782,274
Targacept Inc.(a)	353,628	9,371,142
Theravance Inc.(a)(b)	922,245	23,120,682
USANA Health Sciences Inc.(a)	88,424	3,842,023
Vanda Pharmaceuticals Inc.(a)	409,973	3,878,345
ViroPharma Inc.(a)(b)	1,153,371	19,976,386
VIVUS Inc.(a)(b)	1,197,874	11,224,079
XenoPort Inc.(a)	459,647	3,916,192
Zalicus Inc.(a)	962,937	1,521,440
Zogenix Inc.(a)	100,129	567,731

		581,098,012
REAL ESTATE—0.40%
Avatar Holdings Inc.(a)	129,888	2,574,380
Consolidated-Tomoka Land Co.	79,267	2,290,816
Forestar Group Inc.(a)	539,858	10,419,259
Government Properties Income Trust	408,387	10,940,688
HFF Inc. Class A(a)	264,739	2,557,379
Hilltop Holdings Inc.(a)	589,106	5,843,932
Kennedy-Wilson Holdings Inc.(a)	303,967	3,036,630
Resource Capital Corp.	727,818	5,371,297
Retail Opportunity Investments Corp.	621,135	6,155,448
Starwood Property Trust Inc.	702,405	15,087,659
Terreno Realty Corp.(a)	128,229	2,299,146
Thomas Properties Group Inc.(a)	515,398	2,174,980
United Capital Corp.(a)	25,687	834,827

		69,586,441
REAL ESTATE INVESTMENT TRUSTS—6.89%
Acadia Realty Trust	593,389	10,823,415
Agree Realty Corp.	130,811	3,425,940
Alexander’s Inc.	30,464	12,559,698
American Campus Communities Inc.	963,823	30,611,018
American Capital Agency Corp.	744,646	21,401,126
Anworth Mortgage Asset Corp.	1,754,327	12,280,289
Apollo Commercial Real Estate Finance Inc.	262,909	4,298,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Ashford Hospitality Trust Inc.(a)	604,082	5,829,391
Associated Estates Realty Corp.(b)	613,900	9,386,531
BioMed Realty Trust Inc.	1,932,160	36,034,784
Campus Crest Communities Inc.	454,029	6,365,487
CapLease Inc.	855,581	4,979,481
Capstead Mortgage Corp.	1,039,963	13,093,134
CBL & Associates Properties Inc.(b)	2,038,908	35,680,890
Cedar Shopping Centers Inc.	804,532	5,060,506
Chatham Lodging Trust	125,626	2,167,049
Chesapeake Lodging Trust	224,211	4,217,409
Cogdell Spencer Inc.	632,973	3,671,243
Colonial Properties Trust(b)	1,148,962	20,738,764
Colony Financial Inc.	214,867	4,301,637
CoreSite Realty Corp.	294,319	4,014,511
Cousins Properties Inc.	1,343,975	11,208,752
CreXus Investment Corp.	197,780	2,590,918
Cypress Sharpridge Investments Inc.	736,998	9,514,644
DCT Industrial Trust Inc.	3,120,069	16,567,566
DiamondRock Hospitality Co.(a)	2,277,769	27,333,228
DuPont Fabros Technology Inc.(b)	607,666	12,925,056
Dynex Capital Inc.	299,898	3,274,886
EastGroup Properties Inc.	399,475	16,905,782
Education Realty Trust Inc.	848,885	6,595,836
Entertainment Properties Trust	686,534	31,752,198
Equity Lifestyle Properties Inc.	387,415	21,668,121
Equity One Inc.	593,447	10,788,866
Excel Trust Inc.	219,409	2,654,849
Extra Space Storage Inc.	1,292,167	22,483,706
FelCor Lodging Trust Inc.(a)	1,434,773	10,100,802
First Industrial Realty Trust Inc.(a)(b)	931,334	8,158,486
First Potomac Realty Trust	735,948	12,378,645
Franklin Street Properties Corp.	1,022,128	14,565,324
Getty Realty Corp.	310,169	9,702,086
Gladstone Commercial Corp.	124,743	2,348,911
Glimcher Realty Trust	1,259,103	10,576,465
Hatteras Financial Corp.	683,011	20,674,743
Healthcare Realty Trust Inc.	923,290	19,546,049
Hersha Hospitality Trust(b)	1,996,699	13,178,213
Highwoods Properties Inc.	898,914	28,630,411
Home Properties Inc.	553,691	30,724,314
Hudson Pacific Properties Inc.	219,113	3,297,651
Inland Real Estate Corp.	1,101,173	9,690,322
Invesco Mortgage Capital Inc.	589,525	12,875,226
Investors Real Estate Trust	1,111,446	9,969,671
iStar Financial Inc.(a)(b)	1,381,457	10,802,994
Kilroy Realty Corp.(b)	801,929	29,246,351
Kite Realty Group Trust	799,260	4,323,997
LaSalle Hotel Properties	1,030,551	27,206,546
Lexington Realty Trust(b)	1,433,573	11,396,905
LTC Properties Inc.	381,809	10,721,197
Medical Properties Trust Inc.	1,647,683	17,844,407
MFA Financial Inc.(b)	4,137,593	33,762,759
Mid-America Apartment Communities Inc.(b)	484,043	30,731,890
Mission West Properties Inc.	271,884	1,818,904
Monmouth Real Estate Investment Corp. Class A	391,365	3,326,603
MPG Office Trust Inc.(a)	702,655	1,932,301
National Health Investors Inc.(b)	361,723	16,284,769
National Retail Properties Inc.(b)	1,230,420	32,606,130
Newcastle Investment Corp.(a)	913,854	6,122,822
NorthStar Realty Finance Corp.(b)	1,127,196	5,354,181
Omega Healthcare Investors Inc.(b)	1,454,599	32,641,202
One Liberty Properties Inc.	123,560	2,063,452
Parkway Properties Inc.	320,949	5,623,026
Pebblebrook Hotel Trust	548,337	11,142,208
Pennsylvania Real Estate Investment Trust(b)	819,562	11,908,236

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Post Properties Inc.	717,382	26,040,967
PS Business Parks Inc.	274,649	15,303,442
RAIT Financial Trust(a)	1,432,955	3,138,171
Ramco-Gershenson Properties Trust	565,189	7,036,603
Redwood Trust Inc.	1,153,434	17,220,770
Sabra Healthcare REIT Inc.	370,290	6,813,336
Saul Centers Inc.	92,842	4,396,069
Sovran Self Storage Inc.	409,052	15,057,204
Strategic Hotels & Resorts Inc.(a)	2,082,178	11,014,722
Sun Communities Inc.	281,430	9,374,433
Sunstone Hotel Investors Inc.(a)(b)	1,741,512	17,989,819
Tanger Factory Outlet Centers Inc.	597,582	30,590,223
Two Harbors Investment Corp.	384,053	3,759,879
U-Store-It Trust	1,376,987	13,122,686
UMH Properties Inc.	156,333	1,594,597
Universal Health Realty Income Trust	149,909	5,476,176
Urstadt Biddle Properties Inc. Class A(b)	283,973	5,523,275
Walter Investment Management Corp.	381,534	6,844,720
Washington Real Estate Investment Trust	946,670	29,337,303
Winthrop Realty Trust(b)	336,166	4,299,563

		1,204,417,430
RETAIL—6.07%
99 Cents Only Stores(a)	679,061	10,824,232
AFC Enterprises Inc.(a)	377,919	5,253,074
America’s Car-Mart Inc.(a)	138,433	3,748,766
AnnTaylor Stores Corp.(a)	867,628	23,764,331
Asbury Automotive Group Inc.(a)	431,135	7,967,375
Ascena Retail Group Inc.(a)	879,637	23,240,010
Barnes & Noble Inc.(b)	571,905	8,092,456
Bebe Stores Inc.	479,019	2,854,953
Big 5 Sporting Goods Corp.	319,691	4,881,682
Biglari Holdings Inc.(a)	21,192	8,693,170
BJ’s Restaurants Inc.(a)	333,109	11,802,052
Bob Evans Farms Inc.	450,188	14,838,196
Body Central Corp.(a)	83,758	1,195,227
Bon-Ton Stores Inc. (The)(a)(b)	172,707	2,186,471
Books-A-Million Inc.(b)	103,095	597,951
Borders Group Inc.(a)(b)	724,116	651,849
Bravo Brio Restaurant Group Inc.(a)	173,050	3,317,368
Brown Shoe Co. Inc.	643,114	8,958,578
Buckle Inc. (The)(b)	386,719	14,606,377
Buffalo Wild Wings Inc.(a)	267,824	11,744,082
Build-A-Bear Workshop Inc.(a)	253,242	1,934,769
Cabela’s Inc.(a)(b)	595,345	12,948,754
California Pizza Kitchen Inc.(a)	284,034	4,908,108
Caribou Coffee Co. Inc.(a)(b)	106,613	1,074,659
Carrols Restaurant Group Inc.(a)	182,171	1,351,709
Casey’s General Stores Inc.	558,599	23,746,043
Cash America International Inc.	437,882	16,170,982
Casual Male Retail Group Inc.(a)	628,832	2,980,664
Cato Corp. (The) Class A	412,334	11,302,075
CEC Entertainment Inc.(a)	304,956	11,841,441
Charming Shoppes Inc.(a)	1,717,820	6,098,261
Cheesecake Factory Inc. (The)(a)	891,910	27,345,961
Children’s Place Retail Stores Inc. (The)(a)	383,531	19,038,479
Christopher & Banks Corp.	524,671	3,226,727
Citi Trends Inc.(a)	219,711	5,393,905
Coldwater Creek Inc.(a)	884,920	2,805,196
Collective Brands Inc.(a)	960,108	20,258,279
Conn’s Inc.(a)(b)	219,917	1,029,212
Cracker Barrel Old Country Store Inc.	352,651	19,314,695
Denny’s Corp.(a)	1,457,312	5,217,177
Destination Maternity Corp.(a)	72,974	2,767,904

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Dillard’s Inc. Class A(b)	595,593	22,596,798
DineEquity Inc.(a)	265,902	13,130,241
Domino’s Pizza Inc.(a)	547,949	8,739,787
DSW Inc. Class A(a)(b)	210,127	8,215,966
Einstein Noah Restaurant Group Inc.(a)	81,812	1,149,459
Express Inc.	235,791	4,432,871
EZCORP Inc.(a)	684,079	18,559,063
Finish Line Inc. (The) Class A	752,000	12,926,880
First Cash Financial Services Inc.(a)	445,459	13,804,774
Fred’s Inc. Class A	584,277	8,039,652
Genesco Inc.(a)	356,051	13,348,352
Gordmans Stores Inc.(a)	82,726	1,386,488
Group 1 Automotive Inc.(b)	363,657	15,186,316
Haverty Furniture Companies Inc.	268,614	3,486,610
hhgregg Inc.(a)(b)	193,337	4,050,410
Hibbett Sports Inc.(a)	425,715	15,708,883
Hot Topic Inc.	656,880	4,118,638
HSN Inc.(a)	575,406	17,630,440
Jack in the Box Inc.(a)	815,858	17,239,080
Jamba Inc.(a)(b)	870,471	1,975,969
Jo-Ann Stores Inc.(a)	404,954	24,386,330
Jos. A. Bank Clothiers Inc.(a)	408,176	16,457,656
Kenneth Cole Productions Inc. Class A(a)	110,201	1,376,410
Kirkland’s Inc.(a)	246,630	3,460,219
Krispy Kreme Doughnuts Inc.(a)	860,529	6,006,492
Lithia Motors Inc. Class A	319,188	4,561,197
Lumber Liquidators Holdings Inc.(a)(b)	329,534	8,208,692
MarineMax Inc.(a)	323,171	3,021,649
McCormick & Schmick’s Seafood Restaurants Inc.(a)	215,997	1,963,413
Men’s Wearhouse Inc. (The)	779,386	19,469,062
Movado Group Inc.(a)	233,582	3,770,013
New York & Co. Inc.(a)	368,532	1,628,911
Nu Skin Enterprises Inc. Class A	726,491	21,983,618
O’Charley’s Inc.(a)	262,412	1,889,366
OfficeMax Inc.(a)	1,256,056	22,232,191
P.F. Chang’s China Bistro Inc.(b)	343,092	16,626,238
Pacific Sunwear of California Inc.(a)(b)	976,968	5,295,167
Pantry Inc. (The)(a)	338,294	6,718,519
Papa John’s International Inc.(a)	309,302	8,567,665
PC Connection Inc.(a)	137,134	1,215,007
Penske Automotive Group Inc.(a)	655,302	11,415,361
Pep Boys - Manny, Moe & Jack (The)	777,483	10,441,597
Pier 1 Imports Inc.(a)	1,546,842	16,241,841
PriceSmart Inc.	234,344	8,912,102
Red Robin Gourmet Burgers Inc.(a)	232,394	4,989,499
Regis Corp.	847,128	14,062,325
Retail Ventures Inc.(a)	339,157	5,528,259
REX American Resources Corp.(a)	106,154	1,630,525
Rite Aid Corp.(a)	8,258,581	7,293,979
Ruby Tuesday Inc.(a)	955,350	12,476,871
rue21 Inc.(a)	217,914	6,387,059
Rush Enterprises Inc. Class A(a)	471,453	9,636,499
Ruth’s Hospitality Group Inc.(a)	438,597	2,030,704
Saks Inc.(a)(b)	1,996,903	21,366,862
Sally Beauty Holdings Inc.(a)	1,397,046	20,299,078
School Specialty Inc.(a)	281,694	3,923,997
Select Comfort Corp.(a)	811,346	7,407,589
Shoe Carnival Inc.(a)	134,779	3,639,033
Sonic Automotive Inc.	587,162	7,774,025
Sonic Corp.(a)	905,585	9,164,520
Stage Stores Inc.	543,729	9,428,261
Stein Mart Inc.	396,703	3,669,503
Susser Holdings Corp.(a)	108,770	1,506,464
Systemax Inc.(a)	157,621	2,222,456
Talbots Inc. (The)(a)(b)	1,035,661	8,823,832

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Texas Roadhouse Inc.(a)	849,363	14,583,563
Titan Machinery Inc.(a)	195,468	3,772,532
Tuesday Morning Corp.(a)	431,070	2,276,050
Ulta Salon Cosmetics & Fragrance Inc.(a)	463,796	15,769,064
Under Armour Inc. Class A(a)(b)	519,404	28,484,115
Vera Bradley Inc.(a)(b)	187,841	6,198,753
Vitamin Shoppe Inc.(a)	236,959	7,971,301
West Marine Inc.(a)	211,989	2,242,844
Wet Seal Inc. Class A(a)	1,513,514	5,600,002
Winmark Corp.(b)	35,220	1,184,801
Zumiez Inc.(a)(b)	304,969	8,194,517

		1,061,087,475
SAVINGS & LOANS—1.08%
Abington Bancorp Inc.	306,407	3,655,436
Astoria Financial Corp.	1,279,375	17,796,106
BankFinancial Corp.	279,517	2,725,291
Beneficial Mutual Bancorp Inc.(a)	517,451	4,569,092
Berkshire Hills Bancorp Inc.	206,630	4,566,523
BofI Holding Inc.(a)	103,035	1,598,073
Brookline Bancorp Inc.	874,467	9,487,967
Clifton Savings Bancorp Inc.	146,339	1,581,925
Danvers Bancorp Inc.	276,687	4,889,059
Dime Community Bancshares Inc.	397,434	5,798,562
ESB Financial Corp.(b)	129,796	2,107,887
ESSA Bancorp Inc.	207,445	2,742,423
First Financial Holdings Inc.	242,357	2,789,529
Flagstar Bancorp Inc.(a)(b)	889,055	1,449,160
Flushing Financial Corp.	463,748	6,492,472
Fox Chase Bancorp Inc.(a)	79,106	937,406
Heritage Financial Group Inc.	27,003	335,377
Home Bancorp Inc.(a)	104,750	1,447,645
Home Federal Bancorp Inc.	245,564	3,013,070
Investors Bancorp Inc.(a)	711,160	9,330,419
Kaiser Federal Financial Group Inc.(b)	40,494	468,921
Kearny Financial Corp.	221,915	1,908,469
Meridian Interstate Bancorp Inc.(a)	133,048	1,568,636
NASB Financial Inc.(b)	51,912	870,045
NewAlliance Bancshares Inc.	1,563,519	23,421,515
Northwest Bancshares Inc.	1,635,558	19,234,162
OceanFirst Financial Corp.	212,968	2,740,898
Oritani Financial Corp.	823,853	10,083,961
Provident Financial Services Inc.	886,596	13,414,197
Provident New York Bancorp	579,730	6,081,368
Rockville Financial Inc.	119,097	1,455,365
Roma Financial Corp.	119,051	1,261,941
Territorial Bancorp Inc.	180,116	3,586,110
United Financial Bancorp Inc.	247,152	3,774,011
ViewPoint Financial Group	208,542	2,437,856
Waterstone Financial Inc.(a)	106,093	344,802
Westfield Financial Inc.	436,669	4,039,188
WSFS Financial Corp.	86,478	4,102,516

		188,107,383
SEMICONDUCTORS—3.46%
Advanced Analogic Technologies Inc.(a)	632,721	2,537,211
Alpha & Omega Semiconductor Ltd.(a)	74,632	957,529
Amkor Technology Inc.(a)(b)	1,555,292	11,493,608
ANADIGICS Inc.(a)	966,227	6,695,953
Applied Micro Circuits Corp.(a)	969,478	10,354,025
ATMI Inc.(a)	466,768	9,307,354
Axcelis Technologies Inc.(a)	1,538,482	5,323,148
AXT Inc.(a)	456,919	4,770,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Brooks Automation Inc.(a)	963,209	8,736,306
Cabot Microelectronics Corp.(a)	349,657	14,493,283
Cavium Networks Inc.(a)(b)	654,761	24,671,394
CEVA Inc.(a)	308,376	6,321,708
Cirrus Logic Inc.(a)(b)	1,024,808	16,376,432
Cohu Inc.	349,731	5,798,540
Conexant Systems Inc.(a)	1,188,069	1,936,552
Diodes Inc.(a)	502,447	13,561,044
DSP Group Inc.(a)	338,885	2,758,524
Emulex Corp.(a)	1,283,641	14,967,254
Entegris Inc.(a)	1,946,578	14,540,938
Entropic Communications Inc.(a)(b)	958,764	11,581,869
Exar Corp.(a)	531,586	3,710,470
FormFactor Inc.(a)(b)	739,342	6,565,357
FSI International Inc.(a)	567,747	2,509,442
GSI Technology Inc.(a)	282,285	2,286,508
Hittite Microwave Corp.(a)	403,217	24,612,366
Ikanos Communications Inc.(a)	552,293	740,073
Inphi Corp.(a)	99,195	1,992,828
Integrated Device Technology Inc.(a)	2,277,991	15,171,420
Integrated Silicon Solution Inc.(a)	380,818	3,057,969
IPG Photonics Corp.(a)	385,183	12,179,486
IXYS Corp.(a)	354,840	4,123,241
Kopin Corp.(a)	984,328	4,094,804
Kulicke and Soffa Industries Inc.(a)	1,039,384	7,483,565
Lattice Semiconductor Corp.(a)	1,714,637	10,390,700
LTX-Credence Corp.(a)	724,097	5,358,318
Mattson Technology Inc.(a)(b)	731,996	2,195,988
MaxLinear Inc.(a)(b)	110,080	1,184,461
Micrel Inc.	752,998	9,781,444
Microsemi Corp.(a)	1,225,529	28,064,614
Mindspeed Technologies Inc.(a)(b)	468,716	2,859,168
MIPS Technologies Inc. Class A(a)	740,425	11,224,843
MKS Instruments Inc.(a)	742,577	18,185,711
Monolithic Power Systems Inc.(a)	478,076	7,897,815
MoSys Inc.(a)	466,276	2,653,110
Nanometrics Inc.(a)	262,062	3,362,255
NetLogic Microsystems Inc.(a)(b)	924,731	29,045,801
OmniVision Technologies Inc.(a)	822,037	24,340,516
Pericom Semiconductor Corp.(a)	373,283	4,098,647
Photronics Inc.(a)	783,987	4,633,363
PLX Technology Inc.(a)	539,410	1,947,270
Power Integrations Inc.(b)	364,411	14,627,457
Richardson Electronics Ltd.	211,609	2,473,709
Rubicon Technology Inc.(a)(b)	233,721	4,926,839
Rudolph Technologies Inc.(a)	457,392	3,764,336
Semtech Corp.(a)	920,026	20,829,389
Silicon Image Inc.(a)	1,128,217	8,292,395
Standard Microsystems Corp.(a)	332,025	9,572,281
Supertex Inc.(a)	144,071	3,483,637
Tessera Technologies Inc.(a)	744,206	16,484,163
TriQuint Semiconductor Inc.(a)	2,290,980	26,781,556
Ultra Clean Holdings Inc.(a)	317,240	2,953,504
Ultratech Inc.(a)	355,100	7,059,388
Veeco Instruments Inc.(a)(b)	598,372	25,706,061
Volterra Semiconductor Corp.(a)	367,036	8,500,554
Zoran Corp.(a)	759,169	6,680,687

		605,070,415
SOFTWARE—3.86%
Accelrys Inc.(a)	810,118	6,723,979
ACI Worldwide Inc.(a)	503,221	13,521,548
Actuate Corp.(a)	667,421	3,804,300
Acxiom Corp.(a)	1,013,125	17,375,094

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Advent Software Inc.(a)	232,592	13,471,729
American Reprographics Co.(a)	540,921	4,105,590
American Software Inc. Class A	322,550	2,183,663
Aspen Technology Inc.(a)	920,013	11,684,165
athenahealth Inc.(a)(b)	490,369	20,095,322
Avid Technology Inc.(a)	431,157	7,528,001
Blackbaud Inc.	664,238	17,203,764
Blackboard Inc.(a)(b)	503,590	20,798,267
Bottomline Technologies Inc.(a)	463,990	10,073,223
CDC Corp. Class A(a)	429,475	1,507,457
CommVault Systems Inc.(a)	639,813	18,311,448
Computer Programs and Systems Inc.	145,868	6,832,457
Concur Technologies Inc.(a)(b)	594,443	30,869,425
Convio Inc.(a)	86,552	716,651
CSG Systems International Inc.(a)	504,094	9,547,540
Deltek Inc.(a)	289,039	2,098,423
DemandTec Inc.(a)	280,278	3,038,214
Digi International Inc.(a)	367,452	4,078,717
DynaVox Inc.(a)(b)	137,200	703,836
Ebix Inc.(a)(b)	399,022	9,444,851
Envestnet Inc.(a)	111,984	1,910,447
Epicor Software Corp.(a)	726,367	7,336,307
EPIQ Systems Inc.	486,137	6,674,661
Fair Isaac Corp.(b)	616,964	14,418,449
FalconStor Software Inc.(a)	430,887	1,443,471
Global Defense Technology & Systems Inc.(a)	68,857	1,160,929
Guidance Software Inc.(a)	195,171	1,403,279
InnerWorkings Inc.(a)(b)	347,223	2,274,311
Interactive Intelligence Inc.(a)	191,591	5,012,021
JDA Software Group Inc.(a)	646,580	18,104,240
Lawson Software Inc.(a)	2,055,967	19,017,695
ManTech International Corp. Class A(a)	328,656	13,583,352
MedAssets Inc.(a)(b)	638,761	12,896,585
Medidata Solutions Inc.(a)	277,402	6,624,360
MicroStrategy Inc. Class A(a)	123,893	10,589,135
MoneyGram International Inc.(a)	1,249,673	3,386,614
Monotype Imaging Holdings Inc.(a)	327,662	3,637,048
NetSuite Inc.(a)(b)	269,611	6,740,275
Omnicell Inc.(a)	483,596	6,987,962
OPNET Technologies Inc.	195,951	5,245,608
Parametric Technology Corp.(a)	1,714,289	38,622,931
PDF Solutions Inc.(a)	330,793	1,594,422
Pegasystems Inc.(b)	239,779	8,783,105
Progress Software Corp.(a)	622,459	26,342,465
PROS Holdings Inc.(a)	284,761	3,243,428
QAD Inc. Class A(a)	96,921	881,981
QLIK Technologies Inc.(a)	197,673	5,101,940
Quality Systems Inc.(b)	279,557	19,518,670
Quest Software Inc.(a)	884,548	24,537,362
RealPage Inc.(a)	225,517	6,975,241
Renaissance Learning Inc.	192,505	2,279,259
Rosetta Stone Inc.(a)(b)	153,444	3,256,082
Schawk Inc.	163,367	3,362,093
SeaChange International Inc.(a)	410,402	3,508,937
Smith Micro Software Inc.(a)	448,376	7,057,438
SolarWinds Inc.(a)	517,746	9,966,610
SS&C Technologies Holdings Inc.(a)	183,779	3,769,307
Synchronoss Technologies Inc.(a)	343,468	9,174,030
SYNNEX Corp.(a)	332,498	10,373,938
Take-Two Interactive Software Inc.(a)	1,042,787	12,763,713
Taleo Corp. Class A(a)	589,367	16,295,998
THQ Inc.(a)	849,015	5,145,031
Trident Microsystems Inc.(a)	1,039,335	1,850,016
Ultimate Software Group Inc.(a)	369,283	17,958,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

VeriFone Systems Inc.(a)	1,261,640	48,648,838

		675,175,480
STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc.(a)	539,236	10,617,557

		10,617,557
TELECOMMUNICATIONS—4.02%
Acme Packet Inc.(a)	646,455	34,365,548
ADTRAN Inc.	917,945	33,238,788
Alaska Communications Systems Group Inc.	661,262	7,340,008
Anaren Inc.(a)	217,548	4,535,876
Anixter International Inc.	414,505	24,758,384
Applied Signal Technology Inc.	195,792	7,418,559
ARRIS Group Inc.(a)	1,879,373	21,086,565
Aruba Networks Inc.(a)(b)	1,138,504	23,771,964
Atlantic Tele-Network Inc.	138,177	5,297,706
Aviat Networks Inc.(a)	882,065	4,472,070
BigBand Networks Inc.(a)	730,358	2,045,002
Black Box Corp.	260,225	9,964,015
Calix Inc.(a)(b)	108,749	1,837,858
Cbeyond Inc.(a)	394,072	6,021,420
Cincinnati Bell Inc.(a)	2,975,345	8,330,966
Comtech Telecommunications Corp.	422,282	11,709,880
Consolidated Communications Holdings Inc.	369,818	7,137,487
CPI International Inc.(a)	108,373	2,097,018
DigitalGlobe Inc.(a)	408,045	12,939,107
EMS Technologies Inc.(a)	228,559	4,520,897
Extreme Networks Inc.(a)	1,327,380	4,101,604
FiberTower Corp.(a)(b)	738,404	3,293,282
Finisar Corp.(a)(b)	1,112,393	33,026,948
General Communication Inc. Class A(a)	610,334	7,726,828
GeoEye Inc.(a)	325,836	13,812,188
Global Crossing Ltd.(a)	445,306	5,753,354
Globalstar Inc.(a)	1,021,496	1,481,169
Globecomm Systems Inc.(a)	314,810	3,148,100
Harmonic Inc.(a)	1,653,545	14,170,881
Hughes Communications Inc.(a)	131,185	5,305,121
Hypercom Corp.(a)	681,296	5,702,448
ICO Global Communications (Holdings) Ltd.(a)	1,376,357	2,064,536
IDT Corp. Class B	208,427	5,346,153
Infinera Corp.(a)	1,303,878	13,469,060
InterDigital Inc.(a)(b)	649,166	27,031,272
Iridium Communications Inc.(a)(b)	508,158	4,192,303
Ixia(a)	480,967	8,070,626
Knology Inc.(a)	453,180	7,083,203
KVH Industries Inc.(a)	225,896	2,699,457
LogMeIn Inc.(a)	223,669	9,917,483
Loral Space & Communications Inc.(a)	159,814	12,225,771
MasTec Inc.(a)	785,048	11,453,850
Meru Networks Inc.(a)(b)	79,216	1,221,511
Motricity Inc.(a)	80,154	1,488,460
NETGEAR Inc.(a)	520,936	17,545,124
Network Equipment Technologies Inc.(a)	439,855	2,036,529
Neutral Tandem Inc.(a)	490,843	7,087,773
Newport Corp.(a)	540,936	9,396,058
Novatel Wireless Inc.(a)	468,529	4,474,452
NTELOS Holdings Corp.	435,554	8,297,304
Occam Networks Inc.(a)	184,036	1,595,592
Oclaro Inc.(a)(b)	731,347	9,617,213
Oplink Communications Inc.(a)	285,494	5,273,074
Opnext Inc.(a)	635,200	1,117,952
PAETEC Holding Corp.(a)	1,866,507	6,980,736

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Plantronics Inc.	712,341	26,513,332
Powerwave Technologies Inc.(a)(b)	1,952,814	4,960,148
Preformed Line Products Co.	31,972	1,871,161
Premiere Global Services Inc.(a)	891,886	6,064,825
RF Micro Devices Inc.(a)	3,963,805	29,133,967
SAVVIS Inc.(a)	555,370	14,173,042
Shenandoah Telecommunications Co.	352,193	6,596,575
ShoreTel Inc.(a)	664,118	5,186,762
Sonus Networks Inc.(a)	3,080,371	8,224,591
Sycamore Networks Inc.	286,906	5,907,395
Symmetricom Inc.(a)	644,967	4,572,816
Syniverse Holdings Inc.(a)	1,029,601	31,763,191
Tekelec(a)	1,014,634	12,084,291
TeleNav Inc.(a)	117,856	857,992
TESSCO Technologies Inc.	73,252	1,168,369
USA Mobility Inc.	330,238	5,868,329
UTStarcom Inc.(a)(b)	1,716,015	3,534,991
ViaSat Inc.(a)	491,317	21,819,388
Vonage Holdings Corp.(a)	1,548,751	3,469,202

		703,866,900
TEXTILES—0.12%
Culp Inc.(a)	129,579	1,342,439
G&K Services Inc. Class A	275,654	8,520,465
UniFirst Corp.	208,707	11,489,320

		21,352,224
TOYS, GAMES & HOBBIES—0.10%
JAKKS Pacific Inc.(a)	410,719	7,483,300
LeapFrog Enterprises Inc.(a)	497,416	2,760,659
RC2 Corp.(a)	319,369	6,952,663

		17,196,622
TRANSPORTATION—1.95%
Air Transport Services Group Inc.(a)	806,960	6,374,984
Arkansas Best Corp.	375,166	10,287,052
Atlas Air Worldwide Holdings Inc.(a)	382,448	21,352,072
Baltic Trading Ltd.	239,817	2,448,531
Bristow Group Inc.(a)	530,446	25,116,618
CAI International Inc.(a)	145,997	2,861,541
Celadon Group Inc.(a)	294,652	4,357,903
DHT Maritime Inc.	715,678	3,327,903
Dynamex Inc.(a)	143,841	3,561,503
Eagle Bulk Shipping Inc.(a)(b)	930,392	4,633,352
Echo Global Logistics Inc.(a)(b)	155,833	1,876,229
Excel Maritime Carriers Ltd.(a)(b)	583,549	3,285,381
Forward Air Corp.	427,650	12,136,707
Genco Shipping & Trading Ltd.(a)(b)	417,449	6,011,266
General Maritime Corp.	1,153,141	3,747,708
Genesee & Wyoming Inc. Class A(a)	572,485	30,313,081
Golar LNG Ltd.	540,447	8,112,109
GulfMark Offshore Inc. Class A(a)	344,952	10,486,541
Heartland Express Inc.	745,638	11,945,121
Horizon Lines Inc. Class A(b)	445,724	1,947,814
Hub Group Inc. Class A(a)	553,149	19,437,656
International Shipholding Corp.	82,160	2,086,864
Knight Transportation Inc.	879,806	16,716,314
Knightsbridge Tankers Ltd.	362,541	8,073,788
Marten Transport Ltd.	229,251	4,901,386
Nordic American Tanker Shipping Ltd.(b)	692,927	18,029,960
Old Dominion Freight Line Inc.(a)	619,185	19,807,728
Overseas Shipholding Group Inc.	379,169	13,430,166
P.A.M. Transportation Services Inc.(a)	67,335	755,499

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Pacer International Inc.(a)	514,017	3,515,876
Patriot Transportation Holding Inc.(a)	21,428	1,991,947
PHI Inc.(a)	195,530	3,683,785
Quality Distribution Inc.(a)	136,082	1,236,985
RailAmerica Inc.(a)	339,528	4,396,888
Roadrunner Transportation Systems Inc.(a)	155,329	2,246,057
Saia Inc.(a)	234,752	3,894,536
Scorpio Tankers Inc.(a)	253,689	2,564,796
Ship Finance International Ltd.(b)	660,644	14,217,059
Teekay Tankers Ltd. Class A	474,285	5,852,677
Ultrapetrol (Bahamas) Ltd.(a)(b)	323,795	2,082,002
Universal Truckload Services Inc.(a)	85,480	1,360,842
USA Truck Inc.(a)	115,207	1,524,189
Werner Enterprises Inc.	638,131	14,421,760

		340,412,176
TRUCKING & LEASING—0.21%
Aircastle Ltd.	753,227	7,871,222
AMERCO(a)	126,926	12,189,973
Greenbrier Companies Inc. (The)(a)	278,029	5,835,829
TAL International Group Inc.	247,223	7,631,774
Textainer Group Holdings Ltd.	140,189	3,993,985

		37,522,783
WATER—0.29%
American States Water Co.	274,893	9,475,562
Artesian Resources Corp. Class A	92,206	1,747,303
California Water Service Group	291,759	10,873,858
Connecticut Water Service Inc.	125,618	3,502,230
Consolidated Water Co. Ltd.	211,975	1,943,811
Middlesex Water Co.	225,347	4,135,117
PICO Holdings Inc.(a)	333,881	10,617,416
SJW Corp.	193,235	5,114,930
York Water Co. (The)(b)	186,082	3,217,358

		50,627,585

TOTAL COMMON STOCKS
(Cost: $19,729,235,493)		17,458,486,743

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		0

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

December 31, 2010

Security	Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.	339,331	339,331

0.00%, 12/31/15(c)		339,331

TOTAL CORPORATE NOTES
(Cost: $339,331)		339,331

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.57%

MONEY MARKET FUNDS—9.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,445,679,976	1,445,679,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	210,110,816	210,110,816
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	18,466,025	18,466,025

		1,674,256,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,674,256,817)		1,674,256,817

TOTAL INVESTMENTS IN SECURITIES—109.38%
(Cost: $21,403,831,641)		19,133,082,891
Other Assets, Less Liabilities—(9.38)%		(1,641,434,447)

NET ASSETS—100.00%		$17,491,648,444

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.11%
APAC Customer Services Inc.(a)	212,475	$1,289,723
Harte-Hanks Inc.	262,359	3,350,325

		4,640,048
AEROSPACE & DEFENSE—0.53%
AeroVironment Inc.(a)	112,046	3,006,194
GenCorp Inc.(a)	25,443	131,540
HEICO Corp.(b)	197,623	10,084,702
Kaman Corp.	94,017	2,733,074
Orbital Sciences Corp.(a)	159,834	2,737,957
Teledyne Technologies Inc.(a)	67,306	2,959,445

		21,652,912
AGRICULTURE—0.18%
Alico Inc.	8,261	196,942
Cadiz Inc.(a)(b)	81,134	1,009,307
Limoneira Co.	53,808	1,544,290
MGP Ingredients Inc.	10,227	112,906
Tejon Ranch Co.(a)	29,480	812,174
Vector Group Ltd.(b)	202,060	3,499,679

		7,175,298
AIRLINES—0.16%
Alaska Air Group Inc.(a)	13,306	754,317
Allegiant Travel Co.	102,405	5,042,422
Hawaiian Holdings Inc.(a)	81,558	639,415

		6,436,154
APPAREL—2.71%
American Apparel Inc.(a)	30,627	50,841
Carter’s Inc.(a)	399,938	11,802,170
Cherokee Inc.	51,580	970,220
Crocs Inc.(a)	577,819	9,892,261
Deckers Outdoor Corp.(a)	260,457	20,768,841
Delta Apparel Inc.(a)	3,667	49,505
G-III Apparel Group Ltd.(a)	104,464	3,671,910
Joe’s Jeans Inc.(a)	285,296	445,062
K-Swiss Inc. Class A(a)	89,177	1,112,037
Lacrosse Footwear Inc.	30,919	507,072
Liz Claiborne Inc.(a)(b)	636,915	4,560,311
Maidenform Brands Inc.(a)	154,750	3,678,408
Oxford Industries Inc.	87,914	2,251,478
Perry Ellis International Inc.(a)	4,122	113,231
R.G. Barry Corp.	56,564	628,992
SKECHERS U.S.A. Inc. Class A(a)	232,863	4,657,260
Steven Madden Ltd.(a)	164,828	6,876,624
Timberland Co. Class A(a)	186,351	4,582,371
True Religion Apparel Inc.(a)(b)	171,778	3,823,778
Volcom Inc.	131,212	2,475,970
Warnaco Group Inc. (The)(a)	298,966	16,464,058
Weyco Group Inc.	22,660	554,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Wolverine World Wide Inc.	333,980	10,647,282

		110,584,625
AUTO PARTS & EQUIPMENT—1.73%
American Axle & Manufacturing Holdings Inc.(a)	402,438	5,175,353
Amerigon Inc. Class A(a)	147,557	1,605,420
ArvinMeritor Inc.(a)	633,341	12,996,157
Cooper Tire & Rubber Co.	412,379	9,723,897
Dana Holding Corp.(a)	871,662	15,001,303
Dorman Products Inc.(a)	76,599	2,775,948
Exide Technologies Inc.(a)	123,166	1,158,992
Fuel Systems Solutions Inc.(a)	102,895	3,023,055
Standard Motor Products Inc.	30,182	413,493
Superior Industries International Inc.	37,943	805,151
Tenneco Inc.(a)	402,121	16,551,300
Titan International Inc.	36,583	714,832
Tower International Inc.(a)	33,823	598,329

		70,543,230
BANKS—0.58%
Arrow Financial Corp.	3,685	101,374
Bank of the Ozarks Inc.	11,816	512,224
Bridge Bancorp Inc.	13,844	341,255
First Financial Bankshares Inc.	61,995	3,172,904
S.Y. Bancorp Inc.	11,577	284,215
Signature Bank(a)	275,318	13,765,900
Suffolk Bancorp	18,651	460,307
TrustCo Bank Corp. NY	26,828	170,089
Westamerica Bancorporation	87,540	4,855,844

		23,664,112
BEVERAGES—0.29%
Boston Beer Co. Inc. (The) Class A(a)	58,250	5,538,992
Coca-Cola Bottling Co. Consolidated	28,096	1,561,576
Farmer Bros. Co.	2,860	50,908
National Beverage Corp.	74,451	978,286
Peet’s Coffee & Tea Inc.(a)	79,343	3,311,777
Primo Water Corp.(a)	36,010	511,702

		11,953,241
BIOTECHNOLOGY—3.54%
Acorda Therapeutics Inc.(a)(b)	260,835	7,110,362
Aegerion Pharmaceuticals Inc.(a)(b)	33,858	479,768
Affymax Inc.(a)	137,307	913,092
Affymetrix Inc.(a)	48,224	242,567
AMAG Pharmaceuticals Inc.(a)	142,831	2,585,241
Arena Pharmaceuticals Inc.(a)(b)	816,900	1,405,068
ARIAD Pharmaceuticals Inc.(a)	853,314	4,351,901
ArQule Inc.(a)	277,073	1,626,419
AspenBio Pharma Inc.(a)	229,367	138,400
AVEO Pharmaceuticals Inc.(a)	74,025	1,082,246
BioCryst Pharmaceuticals Inc.(a)(b)	193,385	999,800
BioMimetic Therapeutics Inc.(a)	120,216	1,526,743
BioSante Pharmaceuticals Inc.(a)	465,485	763,395
Biotime Inc.(a)(b)	170,550	1,420,682
Celera Corp.(a)	43,308	272,840
Celldex Therapeutics Inc.(a)(b)	212,909	877,185
Complete Genomics Inc.(a)	35,312	263,781
CryoLife Inc.(a)	18,821	102,010

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Curis Inc.(a)	501,715	993,396
Cytokinetics Inc.(a)	284,409	594,415
Cytori Therapeutics Inc.(a)(b)	307,640	1,596,652
CytRx Corp.(a)(b)	721,821	729,039
Enzo Biochem Inc.(a)	197,795	1,044,358
Enzon Pharmaceuticals Inc.(a)	205,700	2,503,369
Exact Sciences Corp.(a)(b)	309,536	1,851,025
Exelixis Inc.(a)	392,329	3,221,021
Genomic Health Inc.(a)	94,187	2,014,660
Geron Corp.(a)(b)	824,105	4,260,623
Halozyme Therapeutics Inc.(a)	527,647	4,178,964
ImmunoGen Inc.(a)(b)	458,363	4,244,441
Immunomedics Inc.(a)(b)	438,473	1,569,733
Incyte Corp.(a)	592,169	9,806,319
Inhibitex Inc.(a)	328,559	854,253
Inovio Pharmaceuticals Inc.(a)	320,838	368,964
Integra LifeSciences Holdings Corp.(a)	141,646	6,699,856
InterMune Inc.(a)	305,581	11,123,148
Lexicon Pharmaceuticals Inc.(a)	445,014	640,820
Ligand Pharmaceuticals Inc. Class B(a)	130,169	1,161,107
Maxygen Inc.	19,872	78,097
Micromet Inc.(a)(b)	611,396	4,964,536
Momenta Pharmaceuticals Inc.(a)	297,389	4,451,913
Nanosphere Inc.(a)	112,720	491,459
Nektar Therapeutics(a)	632,788	8,131,326
Neuralstem Inc.(a)(b)	304,277	645,067
Novavax Inc.(a)(b)	602,954	1,465,178
NuPathe Inc.(a)	19,286	174,731
Nymox Pharmaceutical Corp.(a)	108,829	766,156
Omeros Corp.(a)	124,254	1,023,853
Optimer Pharmaceuticals Inc.(a)	223,447	2,527,186
Orexigen Therapeutics Inc.(a)	204,783	1,654,647
Pacific Biosciences of California Inc.(a)	89,523	1,424,311
PDL BioPharma Inc.	941,201	5,863,682
Peregrine Pharmaceuticals Inc.(a)(b)	429,866	988,692
RTI Biologics Inc.(a)	21,849	58,337
Sangamo BioSciences Inc.(a)(b)	301,271	2,000,439
Savient Pharmaceuticals Inc.(a)	454,880	5,067,363
Seattle Genetics Inc.(a)	563,021	8,417,164
Sequenom Inc.(a)(b)	621,348	4,983,211
StemCells Inc.(a)(b)	793,462	856,939
SuperGen Inc.(a)	27,442	71,898
Transcept Pharmaceuticals Inc.(a)	25,581	189,299
Vical Inc.(a)	476,636	962,805
ZIOPHARM Oncology Inc.(a)(b)	325,711	1,517,813

		144,393,765
BUILDING MATERIALS—0.43%
AAON Inc.	82,439	2,325,604
American DG Energy Inc.(a)(b)	91,386	253,139
Broadwind Energy Inc.(a)(b)	154,899	357,817
Builders FirstSource Inc.(a)	48,739	96,016
Drew Industries Inc.	47,339	1,075,542
Interline Brands Inc.(a)	19,553	445,222
NCI Building Systems Inc.(a)	131,141	1,834,662
PGT Inc.(a)	37,711	92,392
Quanex Building Products Corp.	52,803	1,001,673
Simpson Manufacturing Co. Inc.	248,032	7,666,669
Trex Co. Inc.(a)	103,551	2,481,082

		17,629,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

CHEMICALS—2.14%
A. Schulman Inc.	11,100	254,079
Arch Chemicals Inc.	92,511	3,508,942
Balchem Corp.	189,908	6,420,790
Codexis Inc.(a)	84,100	891,460
Ferro Corp.(a)	255,008	3,733,317
H.B. Fuller Co.	22,344	458,499
Hawkins Inc.(b)	48,145	2,137,638
Innophos Holdings Inc.	36,413	1,313,781
KMG Chemicals Inc.	34,531	572,179
Kraton Performance Polymers Inc.(a)	63,904	1,977,829
Landec Corp.(a)	29,144	174,281
Minerals Technologies Inc.	9,790	640,364
NewMarket Corp.	69,570	8,582,851
NL Industries Inc.	14,600	162,936
Olin Corp.	309,076	6,342,240
OMNOVA Solutions Inc.(a)	302,953	2,532,687
PolyOne Corp.(a)	436,773	5,455,295
Quaker Chemical Corp.	55,373	2,307,393
Rockwood Holdings Inc.(a)	260,767	10,201,205
Solutia Inc.(a)	816,914	18,854,375
Spartech Corp.(a)	95,001	889,209
Stepan Co.	52,690	4,018,666
W.R. Grace & Co.(a)	77,856	2,735,081
Zep Inc.	147,131	2,924,964

		87,090,061
COAL—0.16%
Cloud Peak Energy Inc.(a)	42,227	980,933
Hallador Energy Co.	22,063	231,441
James River Coal Co.(a)	151,897	3,847,551
L&L Energy Inc.(a)(b)	126,367	1,364,764

		6,424,689
COMMERCIAL SERVICES—8.16%
ABM Industries Inc.	94,243	2,478,591
Accretive Health Inc.(a)	77,222	1,254,858
Administaff Inc.	146,717	4,298,808
Advance America Cash Advance Centers Inc.	44,017	248,256
Advisory Board Co. (The)(a)	104,206	4,963,332
American Public Education Inc.(a)	124,190	4,624,836
AMN Healthcare Services Inc.(a)	115,832	711,209
Arbitron Inc.	179,310	7,444,951
Avis Budget Group Inc.(a)	691,417	10,758,449
Barrett Business Services Inc.	35,289	548,744
Bridgepoint Education Inc.(a)(b)	132,592	2,519,248
Capella Education Co.(a)(b)	112,978	7,522,075
Cardtronics Inc.(a)	182,278	3,226,321
Cass Information Systems Inc.	56,078	2,127,599
CBIZ Inc.(a)	129,455	807,799
CDI Corp.	11,746	218,358
Cenveo Inc.(a)	373,812	1,996,156
Chemed Corp.	153,784	9,766,822
Coinstar Inc.(a)(b)	213,531	12,051,690
Compass Diversified Holdings	25,533	451,679
Consolidated Graphics Inc.(a)	63,116	3,056,708
Corinthian Colleges Inc.(a)(b)	597,330	3,112,089
Corporate Executive Board Co. (The)	230,775	8,665,601
CorVel Corp.(a)	46,526	2,249,532
CoStar Group Inc.(a)	139,381	8,022,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

CPI Corp.	34,657	781,515
CRA International Inc.(a)	12,683	298,177
Deluxe Corp.	323,764	7,453,047
Dollar Financial Corp.(a)	164,513	4,710,007
Dollar Thrifty Automotive Group Inc.(a)	192,871	9,115,084
ExamWorks Group Inc.(a)	59,405	1,097,804
ExlService Holdings Inc.(a)	101,504	2,180,306
Exponent Inc.(a)	87,098	3,268,788
Forrester Research Inc.	98,515	3,476,594
Franklin Covey Co.(a)	86,674	744,530
GEO Group Inc. (The)(a)	227,050	5,599,053
Global Cash Access Inc.(a)	299,101	954,132
Grand Canyon Education Inc.(a)	209,653	4,107,102
Great Lakes Dredge & Dock Corp.	137,192	1,011,105
Hackett Group Inc. (The)(a)	117,773	413,383
Healthcare Services Group Inc.	442,354	7,197,100
Heartland Payment Systems Inc.	255,982	3,947,242
Heidrick & Struggles International Inc.	9,969	285,612
Hill International Inc.(a)	40,936	264,856
HMS Holdings Corp.(a)	182,803	11,840,150
Hudson Highland Group Inc.(a)	213,526	1,244,857
Huron Consulting Group Inc.(a)	46,334	1,225,534
ICF International Inc.(a)	39,130	1,006,424
K12 Inc.(a)(b)	169,602	4,860,793
Kelly Services Inc. Class A(a)	19,202	360,998
Kendle International Inc.(a)	6,139	66,854
Kenexa Corp.(a)	152,998	3,333,826
Kforce Inc.(a)	208,063	3,366,459
Korn/Ferry International(a)	17,815	411,705
Landauer Inc.	63,291	3,795,561
Learning Tree International Inc.	41,284	394,675
LECG Corp.(a)	20,892	28,831
Lincoln Educational Services Corp.	94,704	1,468,859
MAXIMUS Inc.	117,647	7,715,290
McGrath RentCorp	65,582	1,719,560
Medifast Inc.(a)(b)	90,723	2,620,080
MedQuist Inc.	75,808	655,739
Michael Baker Corp.(a)	6,463	200,999
Midas Inc.(a)	94,524	766,590
Monro Muffler Brake Inc.	200,575	6,937,889
Multi-Color Corp.	4,122	80,214
National American University Holdings Inc.	51,571	378,531
National Research Corp.	11,586	396,821
Navigant Consulting Inc.(a)	77,595	713,874
On Assignment Inc.(a)	25,443	207,361
PAREXEL International Corp.(a)	393,153	8,346,638
PDI Inc.(a)	47,575	501,441
Pre-Paid Legal Services Inc.(a)(b)	50,765	3,058,591
Princeton Review Inc. (The)(a)	123,334	145,534
Providence Service Corp. (The)(a)	86,203	1,385,282
Resources Connection Inc.	312,107	5,802,069
Rollins Inc.	433,418	8,560,006
Rural/Metro Corp.(a)	127,594	1,860,321
Saba Software Inc.(a)	185,650	1,136,178
Senomyx Inc.(a)	258,166	1,840,724
SFN Group Inc.(a)	46,512	453,957
Sotheby’s	451,222	20,304,990
Standard Parking Corp.(a)	103,318	1,951,677
Steiner Leisure Ltd.(a)	99,980	4,669,066
SuccessFactors Inc.(a)(b)	423,589	12,267,137
Team Health Holdings Inc.(a)	101,967	1,584,567
Team Inc.(a)	9,386	227,141
TeleTech Holdings Inc.(a)	193,368	3,981,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

TNS Inc.(a)	176,324	3,667,539
Transcend Services Inc.(a)	60,611	1,187,370
TrueBlue Inc.(a)	188,803	3,396,566
Universal Technical Institute Inc.	142,833	3,145,183
Valassis Communications Inc.(a)	335,472	10,852,519
Viad Corp.	18,015	458,842
VirnetX Holding Corp.	238,130	3,536,231
Volt Information Sciences Inc.(a)	92,599	800,981
Wright Express Corp.(a)	261,159	12,013,314

		332,965,703
COMPUTERS—3.89%
3D Systems Corp.(a)(b)	123,221	3,880,229
Agilysys Inc.(a)	5,716	32,181
CACI International Inc. Class A(a)	14,545	776,703
Compellent Technologies Inc.(a)	157,509	4,345,673
Computer Task Group Inc.(a)	66,267	720,985
Cray Inc.(a)	101,411	725,089
Digimarc Corp.(a)	44,769	1,343,518
Echelon Corp.(a)(b)	224,606	2,288,735
Fortinet Inc.(a)	282,112	9,126,323
Furmanite Corp.(a)	216,848	1,498,420
iGATE Corp.	160,090	3,155,374
Immersion Corp.(a)	187,581	1,258,669
Insight Enterprises Inc.(a)	72,769	957,640
Integral Systems Inc.(a)	7,766	76,961
Jack Henry & Associates Inc.	574,425	16,744,489
Keyw Holding Corp. (The)(a)	53,642	786,928
Limelight Networks Inc.(a)	251,814	1,463,039
LivePerson Inc.(a)	301,022	3,401,549
Magma Design Automation Inc.(a)	444,196	2,225,422
Manhattan Associates Inc.(a)	153,024	4,673,353
Maxwell Technologies Inc.(a)	179,211	3,385,296
Mentor Graphics Corp.(a)	311,506	3,738,072
Mercury Computer Systems Inc.(a)	18,388	337,971
MTS Systems Corp.	103,173	3,864,861
NCI Inc. Class A(a)	44,080	1,013,399
NetScout Systems Inc.(a)	206,061	4,741,464
Quantum Corp.(a)	1,315,705	4,894,423
Radiant Systems Inc.(a)	222,723	4,358,689
RadiSys Corp.(a)	116,755	1,039,120
RealD Inc.(a)	44,686	1,158,261
Riverbed Technology Inc.(a)	848,935	29,857,044
Sigma Designs Inc.(a)	30,805	436,507
Silicon Graphics International Corp.(a)	14,004	126,456
SMART Modular Technologies (WWH) Inc.(a)	208,878	1,203,137
Spansion Inc.(a)	98,725	2,043,607
SRA International Inc. Class A(a)	23,373	477,978
STEC Inc.(a)(b)	274,535	4,845,543
Stratasys Inc.(a)	138,254	4,512,611
Stream Global Services Inc.(a)	21,288	84,088
Super Micro Computer Inc.(a)	163,649	1,888,509
Sykes Enterprises Inc.(a)	31,354	635,232
Synaptics Inc.(a)(b)	228,121	6,702,195
Syntel Inc.	88,742	4,240,980
Tier Technologies Inc. Class B(a)	43,663	261,541
Tyler Technologies Inc.(a)	192,311	3,992,376
Unisys Corp.(a)	116,753	3,022,735
Virtusa Corp.(a)	48,279	789,844
Wave Systems Corp. Class A(a)(b)	534,832	2,107,238
Xyratex Ltd.(a)	203,655	3,321,613

		158,562,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

COSMETICS & PERSONAL CARE—0.05%
Inter Parfums Inc.	95,428	1,798,818
Revlon Inc. Class A(a)	34,438	338,870

		2,137,688
DISTRIBUTION & WHOLESALE—1.36%
Beacon Roofing Supply Inc.(a)	306,911	5,484,500
BlueLinx Holdings Inc.(a)	68,943	252,331
BMP Sunstone Corp.(a)	34,356	340,468
Brightpoint Inc.(a)	474,841	4,145,362
Chindex International Inc.(a)	38,795	639,730
Core-Mark Holding Co. Inc.(a)	9,485	337,571
Houston Wire & Cable Co.	117,834	1,583,689
MWI Veterinary Supply Inc.(a)	82,721	5,223,831
Owens & Minor Inc.	335,312	9,868,232
Pool Corp.	333,683	7,521,215
Rentrak Corp.(a)	62,336	1,880,054
United Stationers Inc.(a)	102,729	6,555,137
Watsco Inc.	187,372	11,819,426

		55,651,546
DIVERSIFIED FINANCIAL SERVICES—1.74%
Artio Global Investors Inc. Class A	170,223	2,510,789
BGC Partners Inc. Class A(b)	385,940	3,207,161
Cohen & Steers Inc.(b)	95,305	2,487,460
CompuCredit Holdings Corp.(a)	9,063	63,260
Credit Acceptance Corp.(a)	38,147	2,394,487
Diamond Hill Investment Group Inc.	14,867	1,075,479
Duff & Phelps Corp. Class A	184,877	3,117,026
Encore Capital Group Inc.(a)	64,556	1,513,838
Epoch Holding Corp.	80,868	1,255,880
Evercore Partners Inc. Class A	100,086	3,402,924
Financial Engines Inc.(a)	86,342	1,712,162
GAMCO Investors Inc. Class A	28,079	1,348,073
GFI Group Inc.	257,613	1,208,205
Gleacher & Co. Inc.(a)	255,627	605,836
Higher One Holdings Inc.(a)	47,114	953,116
JMP Group Inc.	8,398	64,077
KBW Inc.	162,109	4,526,083
Ladenburg Thalmann Financial Services Inc.(a)(b)	608,605	712,068
MarketAxess Holdings Inc.	186,691	3,885,040
Nelnet Inc. Class A	15,152	358,951
Netspend Holdings Inc.(a)	102,692	1,316,511
NewStar Financial Inc.(a)	13,865	146,553
optionsXpress Holdings Inc.	284,627	4,460,105
Portfolio Recovery Associates Inc.(a)	114,287	8,594,382
Pzena Investment Management Inc. Class A	50,512	371,263
Rodman & Renshaw Capital Group Inc.(a)(b)	96,165	257,722
SeaCube Container Leasing Ltd.	7,220	101,513
Stifel Financial Corp.(a)	208,138	12,912,882
Teton Advisors Inc. Class B(c)	263	2,499
TradeStation Group Inc.(a)	69,122	466,574
Virtus Investment Partners Inc.(a)	31,175	1,414,410
Westwood Holdings Group Inc.	35,996	1,438,400
World Acceptance Corp.(a)	55,297	2,919,682

		70,804,411
ELECTRIC—0.10%
Ameresco Inc. Class A(a)	29,675	426,133

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

EnerNOC Inc.(a)(b)	133,315	3,187,562
Otter Tail Corp.	13,438	302,892

		3,916,587
ELECTRICAL COMPONENTS & EQUIPMENT—1.87%
A123 Systems Inc.(a)(b)	489,460	4,669,448
Advanced Battery Technologies Inc.(a)(b)	288,907	1,112,292
Advanced Energy Industries Inc.(a)	155,905	2,126,544
American Superconductor Corp.(a)(b)	340,671	9,739,784
Belden Inc.	314,797	11,590,826
Capstone Turbine Corp.(a)(b)	1,609,296	1,544,602
Coleman Cable Inc.(a)(b)	50,353	316,217
Energy Conversion Devices Inc.(a)(b)	67,972	312,671
EnerSys Inc.(a)	93,376	2,999,237
Generac Holdings Inc.(a)	46,293	748,558
GrafTech International Ltd.(a)	810,604	16,082,383
Graham Corp.	65,296	1,305,920
Insteel Industries Inc.	5,905	73,753
Littelfuse Inc.	126,544	5,955,161
Power-One Inc.(a)(b)	470,623	4,800,355
PowerSecure International Inc.(a)	121,832	947,853
SatCon Technology Corp.(a)	775,784	3,491,028
Universal Display Corp.(a)(b)	202,932	6,219,866
Vicor Corp.	132,704	2,176,346

		76,212,844
ELECTRONICS—2.91%
American Science and Engineering Inc.	60,639	5,168,262
Analogic Corp.	62,584	3,098,534
Applied Energetics Inc.(a)	519,608	442,134
Badger Meter Inc.	100,999	4,466,176
Ballantyne Strong Inc.(a)	94,374	733,286
Bel Fuse Inc. Class B	3,819	91,274
Benchmark Electronics Inc.(a)	37,003	671,974
Checkpoint Systems Inc.(a)	104,725	2,152,099
Coherent Inc.(a)	117,314	5,295,554
CTS Corp.	66,348	733,809
Cubic Corp.	45,838	2,161,262
Cymer Inc.(a)	49,040	2,210,233
Daktronics Inc.	43,381	690,626
DDi Corp.	88,159	1,036,750
Dionex Corp.(a)	118,635	14,000,116
Electro Scientific Industries Inc.(a)	17,170	275,235
FARO Technologies Inc.(a)	108,964	3,578,378
FEI Co.(a)	69,030	1,823,082
II-VI Inc.(a)	168,908	7,830,575
LaBarge Inc.(a)	69,343	1,089,379
Methode Electronics Inc.	144,044	1,868,251
Multi-Fineline Electronix Inc.(a)	57,932	1,534,619
NVE Corp.(a)	31,404	1,816,093
OSI Systems Inc.(a)	81,579	2,966,212
OYO Geospace Corp.(a)	25,381	2,515,511
Park Electrochemical Corp.	86,297	2,588,910
Plexus Corp.(a)	271,876	8,411,843
Pulse Electronics Corp.	273,625	1,455,685
Rofin-Sinar Technologies Inc.(a)	87,718	3,108,726
Rogers Corp.(a)	35,144	1,344,258
Sanmina-SCI Corp.(a)	534,795	6,139,447
Sonic Solutions Inc.(a)	222,168	3,332,520
Spectrum Control Inc.(a)	31,757	476,037
SRS Labs Inc.(a)	78,219	689,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Stoneridge Inc.(a)	102,567	1,619,533
Taser International Inc.(a)	425,960	2,002,012
TTM Technologies Inc.(a)	124,978	1,863,422
UQM Technologies Inc.(a)(b)	239,407	548,242
Viasystems Group Inc.(a)	20,746	417,824
Watts Water Technologies Inc. Class A	18,415	673,805
Woodward Governor Co.	410,261	15,409,403
Zygo Corp.(a)	18,405	225,093

		118,555,293
ENERGY - ALTERNATE SOURCES—0.34%
Amyris Inc.(a)	20,934	558,519
Clean Energy Fuels Corp.(a)(b)	307,892	4,261,225
Comverge Inc.(a)(b)	168,113	1,161,661
Ener1 Inc.(a)(b)	414,779	1,572,012
FuelCell Energy Inc.(a)(b)	639,382	1,476,973
GT Solar International Inc.(a)	422,140	3,849,917
Hoku Corp.(a)	9,300	24,552
Syntroleum Corp.(a)(b)	459,071	849,281

		13,754,140
ENGINEERING & CONSTRUCTION—0.25%
Argan Inc.(a)	9,362	86,786
Insituform Technologies Inc. Class A(a)	227,340	6,026,783
Mistras Group Inc.(a)	95,750	1,290,710
MYR Group Inc.(a)	19,005	399,105
Orion Marine Group Inc.(a)	182,136	2,112,777
VSE Corp.	14,286	471,724

		10,387,885
ENTERTAINMENT—0.43%
Carmike Cinemas Inc.(a)	37,131	286,651
Churchill Downs Inc.	12,025	521,885
Empire Resorts Inc.(a)	163,203	168,099
Isle of Capri Casinos Inc.(a)	7,759	79,297
Lions Gate Entertainment Corp.(a)	329,043	2,142,070
National CineMedia Inc.	356,065	7,089,254
Pinnacle Entertainment Inc.(a)	21,456	300,813
Scientific Games Corp. Class A(a)	221,757	2,208,700
Shuffle Master Inc.(a)	362,572	4,151,449
Warner Music Group Corp.(a)	91,560	515,483

		17,463,701
ENVIRONMENTAL CONTROL—1.10%
Calgon Carbon Corp.(a)	378,451	5,722,179
Casella Waste Systems Inc. Class A(a)	166,806	1,182,655
Clean Harbors Inc.(a)	155,350	13,061,828
Darling International Inc.(a)	413,329	5,489,009
Energy Recovery Inc.(a)(b)	244,567	895,115
Met-Pro Corp.	6,878	81,229
Mine Safety Appliances Co.	131,849	4,104,459
Rentech Inc.(a)(b)	1,465,952	1,788,462
Tetra Tech Inc.(a)	415,531	10,413,207
US Ecology Inc.	115,995	2,015,993

		44,754,136
FOOD—1.36%
Arden Group Inc. Class A	7,815	644,737

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

B&G Foods Inc. Class A	176,749	2,426,764
Bridgford Foods Corp.	11,392	162,336
Cal-Maine Foods Inc.(b)	86,369	2,727,533
Calavo Growers Inc.	73,141	1,685,900
Diamond Foods Inc.(b)	146,814	7,807,568
Fresh Market Inc. (The)(a)	34,059	1,403,231
J&J Snack Foods Corp.	90,776	4,379,034
Lifeway Foods Inc.(a)(b)	31,505	300,873
M&F Worldwide Corp.(a)	3,559	82,213
Pilgrim’s Pride Corp.(a)	142,353	1,009,283
Ruddick Corp.	154,527	5,692,775
Sanderson Farms Inc.	136,184	5,331,604
Smart Balance Inc.(a)	191,102	827,472
Snyders-Lance Inc.	174,754	4,096,234
Tootsie Roll Industries Inc.	146,658	4,248,682
United Natural Foods Inc.(a)	323,033	11,848,850
Village Super Market Inc. Class A	19,984	659,472

		55,334,561
FOREST PRODUCTS & PAPER—0.69%
Clearwater Paper Corp.(a)	57,189	4,477,899
Deltic Timber Corp.	72,445	4,081,551
Neenah Paper Inc.	48,206	948,694
Potlatch Corp.	140,315	4,567,253
Rock-Tenn Co. Class A	89,746	4,841,797
Schweitzer-Mauduit International Inc.	123,667	7,781,128
Verso Paper Corp.(a)	98,355	336,374
Wausau Paper Corp.	43,305	372,856
Xerium Technologies Inc.(a)	40,438	644,986

		28,052,538
GAS—0.05%
South Jersey Industries Inc.	35,168	1,857,574

		1,857,574
HAND & MACHINE TOOLS—0.60%
Baldor Electric Co.	296,589	18,696,971
Franklin Electric Co. Inc.	144,048	5,606,348

		24,303,319
HEALTH CARE - PRODUCTS—5.92%
Abaxis Inc.(a)	149,196	4,005,913
ABIOMED Inc.(a)	213,190	2,048,756
Accuray Inc.(a)	347,135	2,343,161
Align Technology Inc.(a)	399,142	7,799,235
Alphatec Holdings Inc.(a)	262,285	708,169
American Medical Systems Holdings Inc.(a)	507,660	9,574,468
Arthrocare Corp.(a)	181,611	5,640,838
Atrion Corp.	10,414	1,868,896
Bruker Corp.(a)	489,188	8,120,521
Caliper Life Sciences Inc.(a)	299,946	1,901,658
CardioNet Inc.(a)	39,947	186,952
Cepheid Inc.(a)(b)	400,149	9,103,390
Cerus Corp.(a)	317,906	782,049
Clinical Data Inc.(a)(b)	78,365	1,246,787
Conceptus Inc.(a)(b)	209,892	2,896,510
Cutera Inc.(a)	5,948	49,309
Cyberonics Inc.(a)	187,174	5,806,137
Delcath Systems Inc.(a)(b)	295,749	2,898,340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

DexCom Inc.(a)	414,230	5,654,239
Endologix Inc.(a)	324,644	2,321,205
Exactech Inc.(a)	38,008	715,310
Female Health Co. (The)	119,536	680,160
Haemonetics Corp.(a)	169,207	10,690,498
Hanger Orthopedic Group Inc.(a)	88,908	1,883,960
Hansen Medical Inc.(a)(b)	279,984	411,576
HeartWare International Inc.(a)	63,005	5,517,348
ICU Medical Inc.(a)	18,498	675,177
Immucor Inc.(a)	470,679	9,333,565
Insulet Corp.(a)	293,429	4,548,149
Invacare Corp.	11,370	342,919
IRIS International Inc.(a)	108,425	1,109,188
Kensey Nash Corp.(a)	48,499	1,349,727
LCA-Vision Inc.(a)	125,278	720,348
Luminex Corp.(a)	253,091	4,626,503
MAKO Surgical Corp.(a)(b)	205,253	3,123,951
Masimo Corp.	349,519	10,160,517
MELA Sciences Inc.(a)(b)	168,596	564,797
Merge Healthcare Inc.(a)	345,812	1,289,879
Meridian Bioscience Inc.	273,610	6,336,808
Merit Medical Systems Inc.(a)	173,120	2,740,490
Metabolix Inc.(a)(b)	178,914	2,177,383
Microvision Inc.(a)(b)	645,611	1,200,836
Natus Medical Inc.(a)	191,042	2,708,975
NuVasive Inc.(a)(b)	263,723	6,764,495
NxStage Medical Inc.(a)	169,353	4,213,503
OraSure Technologies Inc.(a)	309,060	1,777,095
Orthofix International NV(a)	119,063	3,452,827
Orthovita Inc.(a)	441,196	886,804
Palomar Medical Technologies Inc.(a)	71,036	1,009,421
PSS World Medical Inc.(a)	385,043	8,701,972
PURE Bioscience(a)(b)	230,650	512,043
Quidel Corp.(a)(b)	144,794	2,092,273
Rochester Medical Corp.(a)	62,217	679,410
Sirona Dental Systems Inc.(a)	225,447	9,419,176
Solta Medical Inc.(a)	118,882	362,590
SonoSite Inc.(a)	90,973	2,874,747
Spectranetics Corp.(a)	220,047	1,135,442
Staar Surgical Co.(a)	231,466	1,411,943
Stereotaxis Inc.(a)(b)	209,452	802,201
Steris Corp.	378,613	13,804,230
SurModics Inc.(a)	67,266	798,447
Syneron Medical Ltd.(a)	56,241	573,096
Synovis Life Technologies Inc.(a)	75,182	1,211,182
TomoTherapy Inc.(a)	107,219	387,061
Unilife Corp.(a)	321,493	1,703,913
Vascular Solutions Inc.(a)	111,844	1,310,812
Vital Images Inc.(a)	69,707	974,504
Volcano Corp.(a)	338,569	9,246,319
West Pharmaceutical Services Inc.	223,996	9,228,635
Wright Medical Group Inc.(a)	165,541	2,570,852
Young Innovations Inc.	12,911	413,281
Zoll Medical Corp.(a)	144,420	5,376,757

		241,559,628
HEALTH CARE - SERVICES—1.40%
Air Methods Corp.(a)	75,664	4,257,613
Alliance Healthcare Services Inc.(a)	182,996	775,903
Allied Healthcare International Inc.(a)	22,315	56,011
Almost Family Inc.(a)	54,615	2,098,308
Amedisys Inc.(a)	192,374	6,444,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

America Service Group Inc.	59,589	902,177
American Dental Partners Inc.(a)	6,466	87,356
AMERIGROUP Corp.(a)	44,899	1,971,964
Bio-Reference Laboratories Inc.(a)	162,107	3,595,533
Continucare Corp.(a)	146,412	685,208
Emeritus Corp.(a)	150,727	2,970,829
Ensign Group Inc. (The)	90,908	2,260,882
Genoptix Inc.(a)	119,132	2,265,891
Gentiva Health Services Inc.(a)	65,069	1,730,835
HealthSouth Corp.(a)	594,151	12,304,867
IPC The Hospitalist Co. Inc.(a)	109,575	4,274,521
LHC Group Inc.(a)(b)	106,012	3,180,360
Metropolitan Health Networks Inc.(a)	264,420	1,181,957
Molina Healthcare Inc.(a)	60,567	1,686,791
Neostem Inc.(a)(b)	179,370	252,912
RehabCare Group Inc.(a)	29,781	705,810
Sunrise Senior Living Inc.(a)	374,190	2,039,336
U.S. Physical Therapy Inc.(a)	63,784	1,264,199

		56,993,792
HOLDING COMPANIES - DIVERSIFIED—0.08%
Heckmann Corp.(a)	601,788	3,026,993
Primoris Services Corp.	16,061	153,222

		3,180,215
HOME BUILDERS—0.08%
Cavco Industries Inc.(a)	8,569	400,087
Winnebago Industries Inc.(a)	195,467	2,971,098

		3,371,185
HOME FURNISHINGS—0.38%
American Woodmark Corp.	4,059	99,608
DTS Inc.(a)	117,150	5,746,208
Ethan Allen Interiors Inc.	56,804	1,136,648
La-Z-Boy Inc.(a)	37,600	339,152
Sealy Corp.(a)(b)	122,308	357,139
TiVo Inc.(a)	777,937	6,713,596
Universal Electronics Inc.(a)	34,263	972,041

		15,364,392
HOUSEHOLD PRODUCTS & WARES—0.17%
American Greetings Corp. Class A	16,251	360,122
Blyth Inc.	10,894	375,625
Ennis Inc.	35,444	606,092
Kid Brands Inc.(a)	16,891	144,418
Oil-Dri Corp. of America	5,734	123,224
Standard Register Co. (The)	118,715	404,818
Summer Infant Inc.(a)	71,133	539,188
WD-40 Co.	106,410	4,286,195

		6,839,682
HOUSEWARES—0.10%
National Presto Industries Inc.	32,412	4,213,884

		4,213,884
INSURANCE—0.19%
CNO Financial Group Inc.(a)	122,017	827,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Crawford & Co. Class B(a)	157,672	536,085
eHealth Inc.(a)	149,823	2,125,988
First American Financial Corp.	41,893	625,882
Life Partners Holdings Inc.(b)	43,060	823,738
Tower Group Inc.	113,993	2,915,941

		7,854,909
INTERNET—5.50%
1-800-FLOWERS.COM Inc.(a)	11,803	31,750
AboveNet Inc.	151,639	8,864,816
Ancestry.com Inc.(a)	127,755	3,618,022
Archipelago Learning Inc.(a)	77,980	764,984
Ariba Inc.(a)	605,122	14,214,316
Art Technology Group Inc.(a)	1,057,486	6,323,766
Blue Coat Systems Inc.(a)	280,317	8,373,069
Blue Nile Inc.(a)(b)	85,257	4,864,764
BroadSoft Inc.(a)	37,876	904,479
Cogent Communications Group Inc.(a)	303,342	4,289,256
comScore Inc.(a)	153,183	3,417,513
Constant Contact Inc.(a)(b)	192,116	5,953,675
DealerTrack Holdings Inc.(a)	228,161	4,579,191
Dice Holdings Inc.(a)	106,217	1,524,214
Digital River Inc.(a)	33,204	1,142,882
Drugstore.com Inc.(a)(b)	617,755	1,365,238
ePlus Inc.(a)	1,119	26,453
eResearchTechnology Inc.(a)	327,296	2,405,626
Global Sources Ltd.(a)	110,308	1,050,132
GSI Commerce Inc.(a)	446,734	10,364,229
InfoSpace Inc.(a)	30,485	253,025
Internet Capital Group Inc.(a)	17,677	251,367
IntraLinks Holdings Inc.(a)	60,553	1,132,947
j2 Global Communications Inc.(a)	210,925	6,106,279
Keynote Systems Inc.	10,504	153,568
KIT Digital Inc.(a)(b)	190,804	3,060,496
Knot Inc. (The)(a)	107,085	1,058,000
Lionbridge Technologies Inc.(a)	397,608	1,467,173
Liquidity Services Inc.(a)	96,544	1,356,443
Local.com Corp.(a)(b)	107,614	698,415
LoopNet Inc.(a)	122,093	1,356,453
MediaMind Technologies Inc.(a)	27,421	375,668
ModusLink Global Solutions Inc.(a)	17,835	119,494
Move Inc.(a)	1,059,242	2,722,252
Network Engines Inc.(a)	236,717	359,810
NIC Inc.	378,014	3,670,516
NutriSystem Inc.(b)	181,748	3,822,160
Online Resources Corp.(a)	60,362	280,683
OpenTable Inc.(a)(b)	106,493	7,505,627
Openwave Systems Inc.(a)	561,579	1,190,547
Orbitz Worldwide Inc.(a)	132,117	738,534
Overstock.com Inc.(a)(b)	98,423	1,622,011
Perficient Inc.(a)	97,838	1,222,975
QuinStreet Inc.(a)(b)	67,091	1,288,818
Rackspace Hosting Inc.(a)(b)	652,676	20,500,553
ReachLocal Inc.(a)(b)	31,887	634,870
RightNow Technologies Inc.(a)	146,240	3,461,501
Safeguard Scientifics Inc.(a)	13,452	229,760
Sapient Corp.	694,126	8,398,925
Shutterfly Inc.(a)	180,931	6,338,013
Sourcefire Inc.(a)	185,186	4,801,873
SPS Commerce Inc.(a)	31,351	495,346
Stamps.com Inc.	70,256	930,892
Support.com Inc.(a)	312,629	2,025,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

TechTarget Inc.(a)	68,758	545,251
TeleCommunication Systems Inc.(a)	125,564	586,384
Terremark Worldwide Inc.(a)	392,508	5,082,979
TIBCO Software Inc.(a)	1,118,369	22,043,053
Travelzoo Inc.(a)	36,873	1,519,905
United Online Inc.	125,052	825,343
US Auto Parts Network Inc.(a)	87,783	737,377
ValueClick Inc.(a)	426,757	6,840,915
Vasco Data Security International Inc.(a)	145,914	1,186,281
Vitacost.com Inc.(a)(c)	99,006	423,251
Vocus Inc.(a)	113,690	3,144,665
Websense Inc.(a)	290,741	5,887,505
Zix Corp.(a)(b)	380,480	1,624,650

		224,156,764
INVESTMENT COMPANIES—0.00%
MVC Capital Inc.	10,423	152,176

		152,176
IRON & STEEL—0.02%
Metals USA Holdings Corp.(a)	39,512	602,163
Shiloh Industries Inc.	17,604	210,368

		812,531
LEISURE TIME—1.08%
Ambassadors Group Inc.	127,141	1,462,122
Brunswick Corp.	596,037	11,169,733
Interval Leisure Group Inc.(a)	268,319	4,330,669
Life Time Fitness Inc.(a)(b)	249,441	10,224,587
Marine Products Corp.(a)	66,050	439,893
Multimedia Games Inc.(a)	22,680	126,554
Polaris Industries Inc.	209,558	16,349,715

		44,103,273
LODGING—0.08%
Ameristar Casinos Inc.	178,750	2,793,863
Monarch Casino & Resort Inc.(a)	16,074	200,925
Morgans Hotel Group Co.(a)	50,220	455,495

		3,450,283
MACHINERY—2.08%
Alamo Group Inc.	2,646	73,612
Albany International Corp. Class A	34,429	815,623
Altra Holdings Inc.(a)	181,606	3,606,695
Applied Industrial Technologies Inc.	285,049	9,258,391
Briggs & Stratton Corp.	210,698	4,148,644
Cognex Corp.	211,679	6,227,596
DXP Enterprises Inc.(a)	54,767	1,314,408
Flow International Corp.(a)	267,418	1,093,740
Gorman-Rupp Co. (The)	81,075	2,620,344
Intermec Inc.(a)	197,179	2,496,286
Intevac Inc.(a)	57,699	808,363
iRobot Corp.(a)(b)	142,480	3,544,902
Kadant Inc.(a)	21,849	514,981
Lindsay Corp.(b)	84,136	5,000,202
Middleby Corp. (The)(a)(b)	111,888	9,445,585
NACCO Industries Inc. Class A	36,099	3,912,049
Nordson Corp.	229,704	21,105,203

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Park-Ohio Holdings Corp.(a)	52,269	1,092,945
Presstek Inc.(a)	180,853	401,494
Sauer-Danfoss Inc.(a)	77,499	2,189,347
Tennant Co.	127,240	4,887,288
Twin Disc Inc.	7,088	211,648

		84,769,346
MANUFACTURING—3.48%
A.O. Smith Corp.	227,920	8,679,194
Actuant Corp. Class A	457,301	12,173,353
Acuity Brands Inc.	292,801	16,885,834
AZZ Inc.	78,904	3,156,949
Barnes Group Inc.	288,383	5,960,877
Blount International Inc.(a)	322,346	5,080,173
Brink’s Co. (The)	271,736	7,304,264
CLARCOR Inc.	317,803	13,630,571
Colfax Corp.(a)	162,976	3,000,388
Eastman Kodak Co.(a)(b)	1,809,465	9,698,732
EnPro Industries Inc.(a)	57,677	2,397,056
Fabrinet(a)	45,442	977,003
GP Strategies Corp.(a)	27,857	285,256
Hexcel Corp.(a)	537,150	9,717,043
Koppers Holdings Inc.	138,840	4,967,695
Lancaster Colony Corp.	130,158	7,445,038
LSB Industries Inc.(a)	116,104	2,816,683
Matthews International Corp. Class A	203,509	7,118,745
PMFG Inc.(a)(b)	98,126	1,609,266
Polypore International Inc.(a)	146,618	5,971,751
Raven Industries Inc.	109,518	5,222,913
Smith & Wesson Holding Corp.(a)	375,828	1,405,597
Standex International Corp.	15,162	453,495
STR Holdings Inc.(a)(b)	191,220	3,824,400
Sturm, Ruger & Co. Inc.(b)	129,846	1,985,345
Tredegar Corp.	12,400	240,312

		142,007,933
MEDIA—0.69%
Acacia Research Corp.(a)	227,525	5,901,998
Beasley Broadcast Group Inc. Class A(a)	20,684	123,897
Belo Corp. Class A(a)	616,039	4,361,556
Cambium Learning Group Inc.(a)	94,902	326,463
CKX Inc.(a)	62,722	252,770
Crown Media Holdings Inc. Class A(a)(b)	17,004	44,550
Cumulus Media Inc. Class A(a)	26,859	115,762
Dex One Corp.(a)	20,888	155,824
DG FastChannel Inc.(a)	168,818	4,875,464
Dolan Co. (The)(a)	87,949	1,224,250
Entercom Communications Corp.(a)	131,183	1,519,099
Entravision Communications Corp. Class A(a)	325,470	836,458
Journal Communications Inc. Class A(a)	38,150	192,658
Lee Enterprises Inc.(a)(b)	298,531	734,386
Lin TV Corp. Class A(a)	14,662	77,709
LodgeNet Interactive Corp.(a)	51,516	218,943
Martha Stewart Living Omnimedia Inc. Class A(a)	176,243	778,994
McClatchy Co. (The) Class A(a)(b)	401,650	1,875,706
Media General Inc. Class A(a)(b)	30,737	177,660
Nexstar Broadcasting Group Inc.(a)	13,023	78,008
Playboy Enterprises Inc. Class B(a)	101,419	529,407
PRIMEDIA Inc.	31,711	133,186
Sinclair Broadcast Group Inc. Class A	22,607	184,925
SuperMedia Inc.(a)(b)	84,966	740,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Value Line Inc.(b)	8,986	129,848
Westwood One Inc.(a)(b)	35,518	324,279
World Wrestling Entertainment Inc.	143,049	2,037,018

		27,950,872
METAL FABRICATE & HARDWARE—0.77%
Ampco-Pittsburgh Corp.	5,496	154,163
CIRCOR International Inc.	6,593	278,752
Dynamic Materials Corp.	35,656	804,756
Haynes International Inc.	10,342	432,606
Kaydon Corp.	225,287	9,173,687
Mueller Industries Inc.	34,020	1,112,454
Mueller Water Products Inc. Class A	974,646	4,064,274
Omega Flex Inc.(a)	18,274	302,252
RBC Bearings Inc.(a)	146,328	5,718,498
Sun Hydraulics Corp.	83,234	3,146,245
TriMas Corp.(a)	100,555	2,057,355
Worthington Industries Inc.	229,355	4,220,132

		31,465,174
MINING—1.62%
Allied Nevada Gold Corp.(a)	504,119	13,263,371
AMCOL International Corp.	160,638	4,979,778
Brush Engineered Materials Inc.(a)	10,643	411,246
Capital Gold Corp.(a)	411,099	2,084,272
Coeur d’Alene Mines Corp.(a)	38,379	1,048,514
Contango ORE Inc.(a)	4,303	45,182
General Moly Inc.(a)(b)	437,175	2,832,894
Globe Specialty Metals Inc.	412,704	7,053,111
Golden Star Resources Ltd.(a)(b)	1,736,775	7,971,797
Horsehead Holding Corp.(a)	15,229	198,586
Jaguar Mining Inc.(a)(b)	568,384	4,052,578
Molycorp Inc.(a)(b)	76,769	3,830,773
Noranda Aluminium Holding Corp.(a)	91,311	1,333,141
RTI International Metals Inc.(a)	26,442	713,405
Stillwater Mining Co.(a)(b)	299,586	6,396,161
Thompson Creek Metals Co. Inc.(a)	117,113	1,723,903
United States Lime & Minerals Inc.(a)	17,399	733,020
Uranium Energy Corp.(a)(b)	410,839	2,481,468
US Gold Corp.(a)	603,776	4,872,472

		66,025,672
MISCELLANEOUS – MANUFACTURING—0.09%
John Bean Technologies Corp.	190,398	3,832,712

		3,832,712
OFFICE FURNISHINGS—0.75%
CompX International Inc.	5,665	65,147
Herman Miller Inc.	383,642	9,706,143
HNI Corp.	304,558	9,502,210
Interface Inc. Class A	340,084	5,322,315
Knoll Inc.	316,748	5,299,194
Steelcase Inc. Class A	58,890	622,467

		30,517,476
OIL & GAS—2.90%
Abraxas Petroleum Corp.(a)	160,864	735,148
Apco Oil and Gas International Inc.	60,859	3,499,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

BPZ Resources Inc.(a)(b)	153,635	731,303
Brigham Exploration Co.(a)	783,514	21,342,921
Callon Petroleum Co.(a)(b)	192,279	1,138,292
CAMAC Energy Inc.(a)(b)	318,832	634,476
Carrizo Oil & Gas Inc.(a)	209,619	7,229,759
Cheniere Energy Inc.(a)(b)	137,692	760,060
Clayton Williams Energy Inc.(a)	35,402	2,972,706
Contango Oil & Gas Co.(a)	52,341	3,032,114
Endeavour International Corp.(a)(b)	144,599	1,995,466
Energy XXI (Bermuda) Ltd.(a)	464,230	12,845,244
Evolution Petroleum Corp.(a)	97,422	635,191
FX Energy Inc.(a)	288,631	1,775,081
Gulfport Energy Corp.(a)	183,133	3,964,829
Houston American Energy Corp.(b)	120,658	2,182,703
Isramco Inc.(a)(b)	7,573	638,404
Kodiak Oil & Gas Corp.(a)	1,133,252	7,479,463
Magnum Hunter Resources Corp.(a)	351,830	2,533,176
McMoRan Exploration Co.(a)	642,704	11,015,947
Northern Oil and Gas Inc.(a)	362,504	9,863,734
Oasis Petroleum Inc.(a)	161,489	4,379,582
Panhandle Oil and Gas Inc.	47,561	1,304,123
PetroQuest Energy Inc.(a)	83,997	632,497
RAM Energy Resources Inc.(a)	340,517	626,551
Resolute Energy Corp.(a)	22,376	330,270
Rex Energy Corp.(a)	35,066	478,651
Rosetta Resources Inc.(a)	217,658	8,192,647
Stone Energy Corp.(a)	20,681	460,979
TransAtlantic Petroleum Ltd.(a)	995,026	3,313,437
VAALCO Energy Inc.(a)	40,140	287,402
Venoco Inc.(a)	30,418	561,212
W&T Offshore Inc.	14,371	256,810
Warren Resources Inc.(a)	74,926	338,666

		118,168,237
OIL & GAS SERVICES—1.65%
CARBO Ceramics Inc.	128,435	13,298,160
Dril-Quip Inc.(a)	228,617	17,768,113
ION Geophysical Corp.(a)(b)	855,576	7,255,285
Key Energy Services Inc.(a)	48,215	625,831
Lufkin Industries Inc.	201,505	12,571,897
Matrix Service Co.(a)	27,199	331,284
Newpark Resources Inc.(a)	41,059	252,923
RPC Inc.(b)	294,177	5,330,487
Tetra Technologies Inc.(a)	55,197	655,188
World Fuel Services Corp.	254,131	9,189,377

		67,278,545
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	13,172	341,813
Astronics Corp.(a)	57,862	1,215,102
Graham Packaging Co. Inc.(a)	8,939	116,565
Silgan Holdings Inc.	179,110	6,413,929

		8,087,409
PHARMACEUTICALS—5.39%
Acura Pharmaceuticals Inc.(a)(b)	61,810	204,591
Akorn Inc.(a)	368,151	2,234,677
Alexza Pharmaceuticals Inc.(a)	291,711	364,639
Alimera Sciences Inc.(a)	43,947	456,170
Alkermes Inc.(a)	176,772	2,170,760

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Allos Therapeutics Inc.(a)	534,414	2,463,649
Alnylam Pharmaceuticals Inc.(a)	246,673	2,432,196
Anacor Pharmaceuticals Inc.(a)	70,623	379,245
Antares Pharma Inc.(a)	469,191	797,625
Anthera Pharmaceuticals Inc.(a)	36,747	179,325
Aoxing Pharmaceutical Co. Inc.(a)(b)	159,229	444,249
Ardea Biosciences Inc.(a)(b)	89,250	2,320,500
Array BioPharma Inc.(a)	353,396	1,056,654
Auxilium Pharmaceuticals Inc.(a)(b)	279,819	5,904,181
AVANIR Pharmaceuticals Inc. Class A(a)(b)	626,128	2,554,602
AVI BioPharma Inc.(a)(b)	736,076	1,560,481
Biodel Inc.(a)(b)	123,179	225,418
BioScrip Inc.(a)	191,028	999,076
BioSpecifics Technologies Corp.(a)	25,673	657,229
Cadence Pharmaceuticals Inc.(a)(b)	208,576	1,574,749
Caraco Pharmaceutical Laboratories Ltd.(a)	5,679	25,783
Catalyst Health Solutions Inc.(a)	255,619	11,883,727
Chelsea Therapeutics International Ltd.(a)	257,486	1,931,145
Corcept Therapeutics Inc.(a)	177,312	684,424
Cubist Pharmaceuticals Inc.(a)	393,344	8,417,562
Cumberland Pharmaceuticals Inc.(a)(b)	81,561	488,550
Cypress Bioscience Inc.(a)	33,472	216,899
Depomed Inc.(a)	356,407	2,266,748
DURECT Corp.(a)	580,285	2,001,983
Dyax Corp.(a)	649,251	1,389,397
Dynavax Technologies Corp.(a)	642,388	2,055,642
Emergent BioSolutions Inc.(a)	128,471	3,013,930
Eurand NV(a)	122,293	1,446,726
Furiex Pharmaceuticals Inc.(a)	51,023	737,282
Hi-Tech Pharmacal Co. Inc.(a)(b)	60,364	1,506,082
Idenix Pharmaceuticals Inc.(a)	238,845	1,203,779
Impax Laboratories Inc.(a)	377,079	7,583,059
Infinity Pharmaceuticals Inc.(a)	68,186	404,343
Inspire Pharmaceuticals Inc.(a)	402,497	3,380,975
Ironwood Pharmaceuticals Inc.(a)	131,824	1,364,378
Isis Pharmaceuticals Inc.(a)	633,884	6,414,906
Jazz Pharmaceuticals Inc.(a)	94,264	1,855,115
Keryx Biopharmaceuticals Inc.(a)(b)	347,211	1,590,226
Lannett Co. Inc.(a)	21,435	119,822
MannKind Corp.(a)(b)	451,205	3,636,712
MAP Pharmaceuticals Inc.(a)	105,156	1,760,311
Medicines Co. (The)(a)	198,853	2,809,793
Medivation Inc.(a)	230,200	3,492,134
Nabi Biopharmaceuticals(a)	286,892	1,661,105
Nature’s Sunshine Products Inc.(a)	49,101	440,927
Neogen Corp.(a)	151,965	6,235,124
Neurocrine Biosciences Inc.(a)	332,856	2,543,020
NeurogesX Inc.(a)(b)	72,826	463,173
NPS Pharmaceuticals Inc.(a)	453,377	3,581,678
Obagi Medical Products Inc.(a)	114,619	1,323,849
Onyx Pharmaceuticals Inc.(a)	421,677	15,547,231
Opko Health Inc.(a)(b)	600,379	2,203,391
Osiris Therapeutics Inc.(a)(b)	111,572	869,146
Pain Therapeutics Inc.(a)	236,029	1,593,196
PetMed Express Inc.(b)	155,976	2,777,933
Pharmacyclics Inc.(a)	288,939	1,756,749
Pharmasset Inc.(a)	197,435	8,570,653
PharMerica Corp.(a)	78,974	904,252
POZEN Inc.(a)	177,657	1,181,419
Progenics Pharmaceuticals Inc.(a)	134,510	734,425
Questcor Pharmaceuticals Inc.(a)	370,840	5,462,473
Rigel Pharmaceuticals Inc.(a)	352,019	2,650,703
Salix Pharmaceuticals Ltd.(a)	383,665	18,016,908

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Santarus Inc.(a)	346,684	1,133,657
Schiff Nutrition International Inc.	21,500	195,220
SciClone Pharmaceuticals Inc.(a)	247,075	1,032,773
SIGA Technologies Inc.(a)(b)	231,404	3,239,656
Somaxon Pharmaceuticals Inc.(a)(b)	245,780	774,207
Spectrum Pharmaceuticals Inc.(a)	329,888	2,266,331
Star Scientific Inc.(a)(b)	645,764	1,259,240
Sucampo Pharmaceuticals Inc.(a)	5,296	20,337
Synta Pharmaceuticals Corp.(a)	147,955	905,485
Synutra International Inc.(a)(b)	126,950	1,707,477
Targacept Inc.(a)	161,250	4,273,125
Theravance Inc.(a)(b)	420,662	10,545,996
USANA Health Sciences Inc.(a)	41,109	1,786,186
Vanda Pharmaceuticals Inc.(a)	186,632	1,765,539
VIVUS Inc.(a)(b)	546,821	5,123,713
XenoPort Inc.(a)	209,315	1,783,364
Zalicus Inc.(a)	440,291	695,660
Zogenix Inc.(a)	37,066	210,164

		219,896,934
REAL ESTATE—0.05%
HFF Inc. Class A(a)	75,708	731,339
Kennedy-Wilson Holdings Inc.(a)	129,638	1,295,084

		2,026,423
REAL ESTATE INVESTMENT TRUSTS—1.51%
Acadia Realty Trust	54,433	992,858
Alexander’s Inc.	8,979	3,701,862
Associated Estates Realty Corp.(b)	152,750	2,335,548
Campus Crest Communities Inc.	19,207	269,282
CoreSite Realty Corp.	12,365	168,659
DuPont Fabros Technology Inc.(b)	103,174	2,194,511
EastGroup Properties Inc.	81,184	3,435,707
Equity Lifestyle Properties Inc.(b)	116,022	6,489,110
Equity One Inc.(b)	37,002	672,696
FelCor Lodging Trust Inc.(a)(b)	315,470	2,220,909
Getty Realty Corp.	62,999	1,970,609
Home Properties Inc.	82,884	4,599,233
Hudson Pacific Properties Inc.	9,209	138,595
LTC Properties Inc.(b)	30,459	855,289
Mid-America Apartment Communities Inc.(b)	135,759	8,619,339
National Health Investors Inc.(b)	70,925	3,193,043
Omega Healthcare Investors Inc.(b)	128,542	2,884,482
PS Business Parks Inc.	24,037	1,339,342
Saul Centers Inc.	28,230	1,336,691
Strategic Hotels & Resorts Inc.(a)	232,201	1,228,343
Tanger Factory Outlet Centers Inc.	156,466	8,009,495
Universal Health Realty Income Trust(b)	38,112	1,392,231
Urstadt Biddle Properties Inc. Class A(b)	16,516	321,236
Washington Real Estate Investment Trust	107,796	3,340,598

		61,709,668
RETAIL—7.64%
99 Cents Only Stores(a)	265,686	4,235,035
AFC Enterprises Inc.(a)	142,103	1,975,232
America’s Car-Mart Inc.(a)	31,412	850,637
AnnTaylor Stores Corp.(a)	395,959	10,845,317
Asbury Automotive Group Inc.(a)	196,593	3,633,039
Ascena Retail Group Inc.(a)	375,816	9,929,059
Bebe Stores Inc.	41,138	245,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Big 5 Sporting Goods Corp.	136,002	2,076,751
Biglari Holdings Inc.(a)	912	374,112
BJ’s Restaurants Inc.(a)	151,451	5,365,909
Body Central Corp.(a)	23,268	332,034
Bon-Ton Stores Inc. (The)(a)	28,121	356,012
Bravo Brio Restaurant Group Inc.(a)	56,518	1,083,450
Brown Shoe Co. Inc.	198,912	2,770,844
Buckle Inc. (The)(b)	166,987	6,307,099
Buffalo Wild Wings Inc.(a)	121,852	5,343,210
California Pizza Kitchen Inc.(a)	131,140	2,266,099
Caribou Coffee Co. Inc.(a)(b)	48,413	488,003
Carrols Restaurant Group Inc.(a)	81,561	605,183
Casey’s General Stores Inc.	97,699	4,153,184
Cash America International Inc.	65,389	2,414,816
Casual Male Retail Group Inc.(a)	246,078	1,166,410
Cato Corp. (The) Class A	187,626	5,142,829
CEC Entertainment Inc.(a)	138,471	5,376,829
Cheesecake Factory Inc. (The)(a)	406,678	12,468,747
Children’s Place Retail Stores Inc. (The)(a)	157,926	7,839,447
Christopher & Banks Corp.	133,254	819,512
Citi Trends Inc.(a)	100,633	2,470,540
Coldwater Creek Inc.(a)	403,774	1,279,964
Collective Brands Inc.(a)	298,551	6,299,426
Conn’s Inc.(a)(b)	5,207	24,369
Cracker Barrel Old Country Store Inc.	149,094	8,165,878
Denny’s Corp.(a)	675,489	2,418,251
Destination Maternity Corp.(a)	33,222	1,260,110
DineEquity Inc.(a)(b)	120,682	5,959,277
Domino’s Pizza Inc.(a)	91,902	1,465,837
DSW Inc. Class A(a)(b)	95,726	3,742,887
Einstein Noah Restaurant Group Inc.(a)	37,019	520,117
Express Inc.	106,969	2,011,017
EZCORP Inc.(a)	288,102	7,816,207
Finish Line Inc. (The) Class A	101,249	1,740,470
First Cash Financial Services Inc.(a)	202,936	6,288,987
Genesco Inc.(a)	16,047	601,602
Gordmans Stores Inc.(a)	18,503	310,110
Group 1 Automotive Inc.	36,895	1,540,735
Haverty Furniture Companies Inc.	15,470	200,801
hhgregg Inc.(a)(b)	87,718	1,837,692
Hibbett Sports Inc.(a)	194,072	7,161,257
Hot Topic Inc.	124,395	779,957
HSN Inc.(a)	261,580	8,014,811
Jack in the Box Inc.(a)	343,647	7,261,261
Jamba Inc.(a)(b)	394,950	896,537
Jo-Ann Stores Inc.(a)	184,328	11,100,232
Jos. A. Bank Clothiers Inc.(a)	185,401	7,475,368
Kenneth Cole Productions Inc. Class A(a)	16,403	204,873
Kirkland’s Inc.(a)	111,974	1,570,995
Krispy Kreme Doughnuts Inc.(a)	392,449	2,739,294
Lithia Motors Inc. Class A	15,553	222,252
Lumber Liquidators Holdings Inc.(a)	150,566	3,750,599
McCormick & Schmick’s Seafood Restaurants Inc.(a)	39,971	363,336
New York & Co. Inc.(a)	9,651	42,657
Nu Skin Enterprises Inc. Class A	331,604	10,034,337
OfficeMax Inc.(a)	207,889	3,679,635
P.F. Chang’s China Bistro Inc.	155,990	7,559,275
Pantry Inc. (The)(a)	11,407	226,543
Papa John’s International Inc.(a)	110,904	3,072,041
Penske Automotive Group Inc.(a)	113,743	1,981,403
Pier 1 Imports Inc.(a)	704,125	7,393,312
PriceSmart Inc.	106,690	4,057,421
Retail Ventures Inc.(a)	154,306	2,515,188

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Rite Aid Corp.(a)	283,783	250,637
rue21 Inc.(a)	99,403	2,913,502
Ruth’s Hospitality Group Inc.(a)	198,949	921,134
Sally Beauty Holdings Inc.(a)	574,868	8,352,832
School Specialty Inc.(a)	44,530	620,303
Select Comfort Corp.(a)	315,259	2,878,315
Shoe Carnival Inc.(a)	11,124	300,348
Sonic Automotive Inc.	41,779	553,154
Sonic Corp.(a)	413,294	4,182,535
Stein Mart Inc.	73,737	682,067
Susser Holdings Corp.(a)	8,145	112,808
Systemax Inc.(a)	59,499	838,936
Talbots Inc. (The)(a)(b)	413,603	3,523,898
Texas Roadhouse Inc.(a)	386,740	6,640,326
Titan Machinery Inc.(a)	26,927	519,691
Ulta Salon Cosmetics & Fragrance Inc.(a)	211,330	7,185,220
Under Armour Inc. Class A(a)(b)	236,848	12,988,744
Vera Bradley Inc.(a)	59,239	1,954,887
Vitamin Shoppe Inc.(a)	107,954	3,631,573
Wet Seal Inc. Class A(a)	506,205	1,872,959
Winmark Corp.	15,835	532,689
Zumiez Inc.(a)(b)	138,895	3,732,109

		311,709,509
SAVINGS & LOANS—0.06%
Heritage Financial Group Inc.	2,636	32,739
Investors Bancorp Inc.(a)	43,378	569,119
Oritani Financial Corp.	114,169	1,397,429
ViewPoint Financial Group	34,164	399,377

		2,398,664
SEMICONDUCTORS—5.00%
Advanced Analogic Technologies Inc.(a)	58,808	235,820
Alpha & Omega Semiconductor Ltd.(a)	2,992	38,387
Amkor Technology Inc.(a)(b)	706,947	5,224,338
ANADIGICS Inc.(a)	321,915	2,230,871
Applied Micro Circuits Corp.(a)	441,186	4,711,866
ATMI Inc.(a)	12,199	243,248
Axcelis Technologies Inc.(a)	57,199	197,909
AXT Inc.(a)	84,858	885,918
Brooks Automation Inc.(a)	256,074	2,322,591
Cabot Microelectronics Corp.(a)	35,595	1,475,413
Cavium Networks Inc.(a)(b)	298,684	11,254,413
CEVA Inc.(a)	132,493	2,716,107
Cirrus Logic Inc.(a)(b)	465,665	7,441,327
Cohu Inc.	29,891	495,593
Conexant Systems Inc.(a)	542,615	884,462
Diodes Inc.(a)	228,407	6,164,705
Entegris Inc.(a)	283,381	2,116,856
Entropic Communications Inc.(a)(b)	439,704	5,311,624
Exar Corp.(a)	27,204	189,884
FSI International Inc.(a)	258,135	1,140,957
GSI Technology Inc.(a)	92,254	747,257
Hittite Microwave Corp.(a)	183,938	11,227,576
Ikanos Communications Inc.(a)	23,487	31,473
Inphi Corp.(a)	31,894	640,750
Integrated Device Technology Inc.(a)	637,644	4,246,709
Integrated Silicon Solution Inc.(a)	155,322	1,247,236
IPG Photonics Corp.(a)	174,979	5,532,836
IXYS Corp.(a)	100,625	1,169,263
Kopin Corp.(a)	167,689	697,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Kulicke and Soffa Industries Inc.(a)	475,170	3,421,224
Lattice Semiconductor Corp.(a)	784,551	4,754,379
LTX-Credence Corp.(a)	326,886	2,418,956
Mattson Technology Inc.(a)	334,773	1,004,319
MaxLinear Inc.(a)	50,152	539,636
Micrel Inc.	342,735	4,452,128
Microsemi Corp.(a)	212,564	4,867,716
Mindspeed Technologies Inc.(a)	212,547	1,296,537
MIPS Technologies Inc. Class A(a)	337,154	5,111,255
MKS Instruments Inc.(a)	141,550	3,466,559
Monolithic Power Systems Inc.(a)	219,044	3,618,607
MoSys Inc.(a)	212,341	1,208,220
Nanometrics Inc.(a)	119,130	1,528,438
NetLogic Microsystems Inc.(a)(b)	421,577	13,241,734
OmniVision Technologies Inc.(a)	286,081	8,470,858
Pericom Semiconductor Corp.(a)	19,950	219,051
PLX Technology Inc.(a)	247,330	892,861
Power Integrations Inc.	166,091	6,666,893
Richardson Electronics Ltd.	27,414	320,470
Rubicon Technology Inc.(a)(b)	107,615	2,268,524
Rudolph Technologies Inc.(a)	195,286	1,607,204
Semtech Corp.(a)	418,183	9,467,663
Silicon Image Inc.(a)	391,152	2,874,967
Standard Microsystems Corp.(a)	46,415	1,338,144
Supertex Inc.(a)	65,213	1,576,850
Tessera Technologies Inc.(a)	195,962	4,340,558
TriQuint Semiconductor Inc.(a)	1,044,935	12,215,290
Ultra Clean Holdings Inc.(a)	143,693	1,337,782
Ultratech Inc.(a)	131,296	2,610,164
Veeco Instruments Inc.(a)(b)	273,002	11,728,166
Volterra Semiconductor Corp.(a)	167,608	3,881,801
Zoran Corp.(a)	33,477	294,598

		203,864,527
SOFTWARE—6.40%
Accelrys Inc.(a)	194,975	1,618,292
ACI Worldwide Inc.(a)	229,117	6,156,374
Actuate Corp.(a)	302,578	1,724,695
Acxiom Corp.(a)	460,488	7,897,369
Advent Software Inc.(a)	106,274	6,155,390
American Reprographics Co.(a)	34,509	261,923
American Software Inc. Class A	146,456	991,507
Aspen Technology Inc.(a)	419,214	5,324,018
athenahealth Inc.(a)(b)	222,901	9,134,483
Blackbaud Inc.	301,819	7,817,112
Blackboard Inc.(a)(b)	229,948	9,496,852
Bottomline Technologies Inc.(a)	212,695	4,617,608
CommVault Systems Inc.(a)	290,722	8,320,464
Computer Programs and Systems Inc.	66,221	3,101,792
Concur Technologies Inc.(a)	270,987	14,072,355
Convio Inc.(a)	39,450	326,646
CSG Systems International Inc.(a)	106,287	2,013,076
Deltek Inc.(a)	123,401	895,891
DemandTec Inc.(a)	127,087	1,377,623
Digi International Inc.(a)	27,014	299,855
DynaVox Inc.(a)	7,714	39,573
Ebix Inc.(a)(b)	181,174	4,288,389
Envestnet Inc.(a)	39,121	667,404
Epicor Software Corp.(a)	201,682	2,036,988
EPIQ Systems Inc.	15,276	209,739
FalconStor Software Inc.(a)	87,772	294,036
Global Defense Technology & Systems Inc.(a)	12,086	203,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Guidance Software Inc.(a)	87,921	632,152
InnerWorkings Inc.(a)(b)	158,965	1,041,221
Interactive Intelligence Inc.(a)	88,614	2,318,142
JDA Software Group Inc.(a)	54,323	1,521,044
Lawson Software Inc.(a)	934,513	8,644,245
ManTech International Corp. Class A(a)	136,967	5,660,846
MedAssets Inc.(a)(b)	289,928	5,853,646
Medidata Solutions Inc.(a)	127,547	3,045,822
MicroStrategy Inc. Class A(a)	56,302	4,812,132
MoneyGram International Inc.(a)	493,293	1,336,824
Monotype Imaging Holdings Inc.(a)	148,458	1,647,884
NetSuite Inc.(a)(b)	124,073	3,101,825
Omnicell Inc.(a)	220,413	3,184,968
OPNET Technologies Inc.	89,247	2,389,142
Parametric Technology Corp.(a)	781,453	17,606,136
PDF Solutions Inc.(a)	151,341	729,464
Pegasystems Inc.	109,577	4,013,806
Progress Software Corp.(a)	283,940	12,016,341
PROS Holdings Inc.(a)	129,377	1,473,604
QAD Inc. Class A(a)	34,875	317,363
QLIK Technologies Inc.(a)	69,754	1,800,351
Quality Systems Inc.(b)	127,079	8,872,656
Quest Software Inc.(a)	366,171	10,157,584
RealPage Inc.(a)	78,394	2,424,726
Renaissance Learning Inc.	87,850	1,040,144
Rosetta Stone Inc.(a)(b)	69,932	1,483,957
Schawk Inc.	63,382	1,304,402
SeaChange International Inc.(a)	87,642	749,339
Smith Micro Software Inc.(a)	179,054	2,818,310
SolarWinds Inc.(a)	235,532	4,533,991
SS&C Technologies Holdings Inc.(a)	85,166	1,746,755
Synchronoss Technologies Inc.(a)	156,420	4,177,978
Take-Two Interactive Software Inc.(a)	42,625	521,730
Taleo Corp. Class A(a)	267,821	7,405,251
THQ Inc.(a)	135,417	820,627
Trident Microsystems Inc.(a)	40,027	71,248
Ultimate Software Group Inc.(a)	167,697	8,155,105
VeriFone Systems Inc.(a)	575,168	22,178,478

		260,952,463
TELECOMMUNICATIONS—5.55%
Acme Packet Inc.(a)	294,704	15,666,465
ADTRAN Inc.	418,450	15,152,074
Alaska Communications Systems Group Inc.	301,383	3,345,351
Anaren Inc.(a)	10,953	228,370
Anixter International Inc.	94,632	5,652,369
Applied Signal Technology Inc.	42,833	1,622,942
ARRIS Group Inc.(a)	165,858	1,860,927
Aruba Networks Inc.(a)(b)	519,379	10,844,634
Atlantic Tele-Network Inc.	59,727	2,289,933
BigBand Networks Inc.(a)	156,135	437,178
Calix Inc.(a)(b)	43,701	738,547
Cbeyond Inc.(a)	179,166	2,737,656
Cincinnati Bell Inc.(a)	380,430	1,065,204
Comtech Telecommunications Corp.	71,064	1,970,605
Consolidated Communications Holdings Inc.	130,412	2,516,952
CPI International Inc.(a)	4,075	78,851
DigitalGlobe Inc.(a)	185,728	5,889,435
EMS Technologies Inc.(a)	5,521	109,205
Extreme Networks Inc.(a)	162,705	502,758
Finisar Corp.(a)(b)	507,079	15,055,176
GeoEye Inc.(a)	148,441	6,292,414

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Global Crossing Ltd.(a)	122,241	1,579,354
Globecomm Systems Inc.(a)	7,581	75,810
Harmonic Inc.(a)	155,859	1,335,712
Hughes Communications Inc.(a)	37,103	1,500,445
Hypercom Corp.(a)	309,542	2,590,867
ICO Global Communications (Holdings) Ltd.(a)	386,153	579,229
Infinera Corp.(a)	547,304	5,653,650
InterDigital Inc.(a)(b)	296,038	12,327,022
Ixia(a)	220,993	3,708,263
Knology Inc.(a)	188,971	2,953,617
KVH Industries Inc.(a)	102,184	1,221,099
LogMeIn Inc.(a)	101,720	4,510,265
Loral Space & Communications Inc.(a)	72,712	5,562,468
Meru Networks Inc.(a)(b)	35,775	551,651
Motricity Inc.(a)	26,945	500,369
NETGEAR Inc.(a)	236,827	7,976,333
Network Equipment Technologies Inc.(a)	200,837	929,875
Neutral Tandem Inc.(a)	223,103	3,221,607
Newport Corp.(a)	75,345	1,308,743
Novatel Wireless Inc.(a)	21,413	204,494
NTELOS Holdings Corp.	198,959	3,790,169
Occam Networks Inc.(a)	82,931	719,012
Oclaro Inc.(a)	333,888	4,390,627
Oplink Communications Inc.(a)	49,754	918,956
PAETEC Holding Corp.(a)	583,541	2,182,443
Plantronics Inc.	324,911	12,093,187
Preformed Line Products Co.	1,504	88,022
RF Micro Devices Inc.(a)	1,807,026	13,281,641
SAVVIS Inc.(a)	252,573	6,445,663
Shenandoah Telecommunications Co.	149,871	2,807,084
ShoreTel Inc.(a)	301,509	2,354,785
Sonus Networks Inc.(a)	1,159,148	3,094,925
Syniverse Holdings Inc.(a)	469,369	14,480,034
Tekelec(a)	59,785	712,039
TeleNav Inc.(a)	53,178	387,136
TESSCO Technologies Inc.	19,650	313,418
USA Mobility Inc.	85,007	1,510,574
ViaSat Inc.(a)(b)	81,816	3,633,449
Vonage Holdings Corp.(a)	291,388	652,709

		226,203,792
TEXTILES—0.01%
Culp Inc.(a)	59,154	612,835

		612,835
TOYS, GAMES & HOBBIES—0.03%
LeapFrog Enterprises Inc.(a)	188,256	1,044,821
RC2 Corp.(a)	12,244	266,552

		1,311,373
TRANSPORTATION—1.41%
CAI International Inc.(a)	24,494	480,082
Celadon Group Inc.(a)	83,061	1,228,472
Dynamex Inc.(a)	29,495	730,296
Echo Global Logistics Inc.(a)(b)	70,687	851,072
Forward Air Corp.	195,270	5,541,763
Genesee & Wyoming Inc. Class A(a)	260,988	13,819,315
Golar LNG Ltd.	15,138	227,221
Heartland Express Inc.	339,758	5,442,923
Hub Group Inc. Class A(a)	251,553	8,839,572

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

Knight Transportation Inc.	400,438	7,608,322
Marten Transport Ltd.	15,644	334,469
Old Dominion Freight Line Inc.(a)	254,127	8,129,523
Pacer International Inc.(a)	234,509	1,604,042
Patriot Transportation Holding Inc.(a)	687	63,864
Quality Distribution Inc.(a)	18,302	166,365
Roadrunner Transportation Systems Inc.(a)	43,092	623,110
Scorpio Tankers Inc.(a)	93,629	946,589
Werner Enterprises Inc.	41,520	938,352

		57,575,352
TRUCKING & LEASING—0.06%
TAL International Group Inc.	25,558	788,975
Textainer Group Holdings Ltd.	63,499	1,809,087

		2,598,062

TOTAL COMMON STOCKS
(Cost: $3,838,024,536)		4,069,917,641

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	—

		—
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	475	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.
0.00%, 12/31/15(c)	90,620	90,620

		90,620

TOTAL CORPORATE NOTES
(Cost: $90,620)		90,620

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.95%

MONEY MARKET FUNDS—8.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	311,403,230	311,403,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	45,258,417	45,258,417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	8,349,129	8,349,129

		365,010,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,010,776)		365,010,776

TOTAL INVESTMENTS IN SECURITIES—108.75%
(Cost: $4,203,125,932)		4,435,019,037
Other Assets, Less Liabilities—(8.75)%		(356,892,019)

NET ASSETS—100.00%		$4,078,127,018

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.05%
Gaiam Inc. Class A	130,561	$1,005,320
Marchex Inc. Class B	157,258	1,500,241

		2,505,561
AEROSPACE & DEFENSE—1.93%
AAR Corp.(a)	317,506	8,721,890
Curtiss-Wright Corp.	374,032	12,417,862
Ducommun Inc.	85,144	1,854,436
Esterline Technologies Corp.(a)	243,121	16,675,669
GenCorp Inc.(a)	445,993	2,305,784
Herley Industries Inc.(a)	110,267	1,909,825
Kaman Corp.	98,143	2,853,017
Kratos Defense & Security Solutions Inc.(a)	149,990	1,975,368
LMI Aerospace Inc.(a)	72,764	1,163,496
Moog Inc. Class A(a)	369,864	14,720,587
Orbital Sciences Corp.(a)	277,547	4,754,380
Teledyne Technologies Inc.(a)	214,651	9,438,205
Triumph Group Inc.	136,092	12,167,986

		90,958,505
AGRICULTURE—0.48%
Alico Inc.	19,526	465,500
Alliance One International Inc.(a)(b)	728,542	3,089,018
Andersons Inc. (The)	150,290	5,463,042
Griffin Land & Nurseries Inc.	19,765	639,991
MGP Ingredients Inc.	81,169	896,106
Tejon Ranch Co.(a)	70,435	1,940,484
Universal Corp.	196,605	8,001,823
Vector Group Ltd.(b)	125,616	2,175,669

		22,671,633
AIRLINES—1.35%
AirTran Holdings Inc.(a)	1,100,420	8,132,104
Alaska Air Group Inc.(a)	275,236	15,603,129
Hawaiian Holdings Inc.(a)	322,023	2,524,660
JetBlue Airways Corp.(a)(b)	1,989,532	13,150,806
Pinnacle Airlines Corp.(a)	152,746	1,206,693
Republic Airways Holdings Inc.(a)	393,850	2,882,982
SkyWest Inc.	455,082	7,108,381
US Airways Group Inc.(a)	1,315,167	13,164,822

		63,773,577
APPAREL—0.91%
American Apparel Inc.(a)(b)	235,178	390,395
Columbia Sportswear Co.	92,876	5,600,423
Delta Apparel Inc.(a)	44,175	596,363
Iconix Brand Group Inc.(a)	588,786	11,369,458
Jones Group Inc. (The)	710,852	11,046,640
K-Swiss Inc. Class A(a)	103,651	1,292,528
Perry Ellis International Inc.(a)	76,411	2,099,010
Quiksilver Inc.(a)	1,054,075	5,344,160
Timberland Co. Class A(a)	94,742	2,329,706

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Unifi Inc.(a)	111,375	1,885,579
Weyco Group Inc.	30,527	747,606

		42,701,868
AUTO MANUFACTURERS—0.21%
Force Protection Inc.(a)	574,626	3,166,189
Wabash National Corp.(a)	555,724	6,585,330

		9,751,519
AUTO PARTS & EQUIPMENT—0.61%
Commercial Vehicle Group Inc.(a)	198,695	3,228,794
Dana Holding Corp.(a)	85,127	1,465,035
Douglas Dynamics Inc.	88,512	1,340,957
Exide Technologies Inc.(a)	467,132	4,395,712
Fuel Systems Solutions Inc.(a)	6,323	185,770
Miller Industries Inc.	81,413	1,158,507
Modine Manufacturing Co.(a)	376,365	5,833,657
Spartan Motors Inc.	266,669	1,624,014
Standard Motor Products Inc.	121,864	1,669,537
Superior Industries International Inc.	142,254	3,018,630
Titan International Inc.(b)	243,242	4,752,949
Tower International Inc.(a)(b)	12,893	228,077

		28,901,639
BANKS—11.11%
1st Source Corp.	124,530	2,520,487
1st United Bancorp Inc.(a)	180,685	1,248,533
Alliance Financial Corp.(b)	38,410	1,242,564
American National Bankshares Inc.	50,474	1,188,663
Ameris Bancorp(a)	192,280	2,026,631
Ames National Corp.	67,213	1,456,506
Arrow Financial Corp.	74,811	2,058,051
BancFirst Corp.	57,197	2,355,944
Banco Latinoamericano de Comercio Exterior SA Class E	225,293	4,158,909
Bancorp Inc. (The)(a)	183,055	1,861,669
Bancorp Rhode Island Inc.	30,346	882,765
Bank Mutual Corp.	369,899	1,768,117
Bank of Marin Bancorp(b)	43,364	1,517,740
Bank of the Ozarks Inc.	92,264	3,999,644
Boston Private Financial Holdings Inc.	608,758	3,987,365
Bridge Bancorp Inc.(b)	34,592	852,693
Bryn Mawr Bank Corp.	79,756	1,391,742
Camden National Corp.	62,453	2,262,672
Capital City Bank Group Inc.(b)	97,908	1,233,641
Cardinal Financial Corp.	234,275	2,724,618
Cathay General Bancorp	640,620	10,698,354
Center Financial Corp.(a)	288,819	2,189,248
CenterState Banks Inc.	210,968	1,670,867
Century Bancorp Inc. Class A	27,825	745,432
Chemical Financial Corp.	199,274	4,413,919
Citizens & Northern Corp.	99,882	1,484,247
Citizens Republic Bancorp Inc.(a)	3,202,882	1,969,772
City Holding Co.	128,805	4,666,605
CNB Financial Corp.(b)	99,898	1,479,489
CoBiz Financial Inc.	266,470	1,620,138
Columbia Banking System Inc.	319,584	6,730,439
Community Bank System Inc.	269,506	7,484,182
Community Trust Bancorp Inc.	111,755	3,236,425
CVB Financial Corp.	730,749	6,335,594
Eagle Bancorp Inc.(a)(b)	133,527	1,926,795

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Encore Bancshares Inc.(a)	65,881	675,939
Enterprise Financial Services Corp.(b)	122,479	1,281,130
F.N.B. Corp.	930,787	9,140,328
Financial Institutions Inc.	90,159	1,710,316
First Bancorp (North Carolina)	123,516	1,891,030
First BanCorp (Puerto Rico)(a)(b)	2,609,189	1,200,227
First Bancorp Inc. (Maine)	71,843	1,134,401
First Busey Corp.(b)	425,280	1,998,816
First Commonwealth Financial Corp.	852,507	6,035,750
First Community Bancshares Inc.	128,335	1,917,325
First Financial Bancorp	470,653	8,697,667
First Financial Bankshares Inc.(b)	95,515	4,888,458
First Financial Corp.	90,545	3,181,751
First Interstate BancSystem Inc.	100,353	1,529,380
First Merchants Corp.	207,464	1,838,131
First Midwest Bancorp Inc.	602,439	6,940,097
First of Long Island Corp. (The)	57,004	1,647,986
First South Bancorp Inc.(b)	68,838	445,382
FirstMerit Corp.	878,276	17,381,082
German American Bancorp Inc.	91,617	1,687,127
Glacier Bancorp Inc.	585,070	8,840,408
Great Southern Bancorp Inc.	82,377	1,943,273
Green Bankshares Inc.(a)(b)	97,446	311,827
Hancock Holding Co.	237,304	8,272,417
Hanmi Financial Corp.(a)(b)	840,997	967,147
Heartland Financial USA Inc.(b)	106,281	1,855,666
Heritage Financial Corp.(a)	81,063	1,128,397
Home Bancshares Inc.	179,528	3,955,002
Hudson Valley Holding Corp.	106,877	2,646,275
IBERIABANK Corp.	218,160	12,899,801
Independent Bank Corp. (Massachusetts)	172,076	4,654,656
International Bancshares Corp.	431,634	8,645,629
Lakeland Bancorp Inc.	169,491	1,859,316
Lakeland Financial Corp.	131,481	2,821,582
MainSource Financial Group Inc.	166,056	1,728,643
MB Financial Inc.	430,789	7,461,266
Merchants Bancshares Inc.	39,449	1,087,214
Metro Bancorp Inc.(a)	111,428	1,226,822
MidSouth Bancorp Inc.(b)	61,540	945,254
MidWestOne Financial Group Inc.(b)	56,762	857,674
Nara Bancorp Inc.(a)	310,109	3,045,270
National Bankshares Inc.(b)	57,200	1,801,228
National Penn Bancshares Inc.	1,025,259	8,232,830
NBT Bancorp Inc.	280,361	6,770,718
Northfield Bancorp Inc.	146,195	1,947,317
Old National Bancorp	762,903	9,070,917
OmniAmerican Bancorp Inc.(a)	98,067	1,328,808
Oriental Financial Group Inc.	376,394	4,701,161
Orrstown Financial Services Inc.	55,342	1,516,924
Pacific Continental Corp.	151,786	1,526,967
PacWest Bancorp	250,857	5,363,323
Park National Corp.(b)	101,576	7,381,528
Peapack-Gladstone Financial Corp.	72,158	941,662
Penns Woods Bancorp Inc.(b)	31,619	1,258,436
Peoples Bancorp Inc.	86,661	1,356,245
Pinnacle Financial Partners Inc.(a)	272,334	3,698,296
Porter Bancorp Inc.	30,629	315,785
PrivateBancorp Inc.	423,101	6,084,192
Prosperity Bancshares Inc.	380,049	14,928,325
Renasant Corp.	204,385	3,456,150
Republic Bancorp Inc. Class A	79,495	1,888,006
S&T Bancorp Inc.	201,133	4,543,595
S.Y. Bancorp Inc.	82,079	2,015,039

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Sandy Spring Bancorp Inc.	195,967	3,611,672
SCBT Financial Corp.	104,183	3,411,993
Sierra Bancorp(b)	93,472	1,002,955
Simmons First National Corp. Class A	140,197	3,995,615
Southside Bancshares Inc.	128,788	2,713,563
Southwest Bancorp Inc.(a)	157,365	1,951,326
State Bancorp Inc.	137,130	1,268,453
Stellar One Corp.	186,451	2,710,998
Sterling Bancorp	218,601	2,288,752
Sterling Bancshares Inc.	748,481	5,254,337
Suffolk Bancorp	56,728	1,400,047
Susquehanna Bancshares Inc.	1,057,833	10,239,823
SVB Financial Group(a)	340,161	18,045,541
Taylor Capital Group Inc.(a)(b)	78,877	1,037,233
Texas Capital Bancshares Inc.(a)	297,228	6,322,040
Tompkins Financial Corp.	64,468	2,524,567
Tower Bancorp Inc.	61,559	1,356,760
TowneBank(b)	191,763	3,047,114
TriCo Bancshares(b)	115,185	1,860,238
TrustCo Bank Corp. NY	595,442	3,775,102
Trustmark Corp.	520,817	12,937,094
UMB Financial Corp.	258,807	10,719,786
Umpqua Holdings Corp.	934,102	11,377,362
Union First Market Bankshares Corp.	145,436	2,149,544
United Bankshares Inc.(b)	316,823	9,251,232
United Community Banks Inc.(a)	762,819	1,487,497
Univest Corp. of Pennsylvania	135,431	2,596,212
Virginia Commerce Bancorp Inc.(a)(b)	175,929	1,087,241
Washington Banking Co.(b)	126,335	1,732,053
Washington Trust Bancorp Inc.	115,164	2,519,788
Webster Financial Corp.	532,763	10,495,431
WesBanco Inc.	188,481	3,573,600
West Bancorporation Inc.	128,402	1,000,252
West Coast Bancorp(a)(b)	785,615	2,215,434
Westamerica Bancorporation	132,892	7,371,519
Western Alliance Bancorporation(a)	535,397	3,940,522
Whitney Holding Corp.	787,055	11,136,828
Wilshire Bancorp Inc.(b)	156,758	1,194,496
Wintrust Financial Corp.	280,481	9,264,287

		523,762,081
BEVERAGES—0.03%
Farmer Bros. Co.	52,274	930,477
Primo Water Corp.(a)	34,310	487,545

		1,418,022
BIOTECHNOLOGY—0.60%
Aegerion Pharmaceuticals Inc.(a)(b)	5,649	80,046
Affymetrix Inc.(a)	518,305	2,607,074
Cambrex Corp.(a)	240,997	1,245,955
Celera Corp.(a)	615,740	3,879,162
Complete Genomics Inc.(a)	5,901	44,080
CryoLife Inc.(a)	213,651	1,157,988
Cytokinetics Inc.(a)	32,383	67,681
Enzo Biochem Inc.(a)	29,274	154,567
Enzon Pharmaceuticals Inc.(a)	152,872	1,860,452
Exelixis Inc.(a)	408,788	3,356,150
Inovio Pharmaceuticals Inc.(a)(b)	270,940	311,581
Lexicon Pharmaceuticals Inc.(a)	1,060,714	1,527,428
Martek Biosciences Corp.(a)	270,995	8,482,144
Maxygen Inc.	232,147	912,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

NuPathe Inc.(a)	5,605	50,781
Nymox Pharmaceutical Corp.(a)	19,952	140,462
Pacific Biosciences of California Inc.(a)	14,920	237,377
RTI Biologics Inc.(a)	425,535	1,136,178
SuperGen Inc.(a)	422,159	1,106,057
Transcept Pharmaceuticals Inc.(a)	11,715	86,691

		28,444,192
BUILDING MATERIALS—0.80%
American DG Energy Inc.(a)(b)	39,615	109,734
Apogee Enterprises Inc.	229,248	3,087,971
Broadwind Energy Inc.(a)(b)	569,540	1,315,637
Builders FirstSource Inc.(a)(b)	314,145	618,866
Comfort Systems USA Inc.	310,876	4,094,237
Drew Industries Inc.	97,389	2,212,678
Interline Brands Inc.(a)	244,446	5,566,035
LSI Industries Inc.	155,440	1,315,022
PGT Inc.(a)(b)	111,391	272,908
Quanex Building Products Corp.	244,633	4,640,688
Simpson Manufacturing Co. Inc.	20,195	624,228
Texas Industries Inc.	169,208	7,746,342
Universal Forest Products Inc.	157,509	6,127,100

		37,731,446
CHEMICALS—2.47%
A. Schulman Inc.	242,864	5,559,157
Aceto Corp.	206,162	1,855,458
American Vanguard Corp.	167,561	1,430,971
Arch Chemicals Inc.	72,925	2,766,045
Ferro Corp.(a)	393,801	5,765,247
Georgia Gulf Corp.(a)	274,349	6,600,837
H.B. Fuller Co.	370,466	7,601,962
Hawkins Inc.(b)	11,658	517,615
Innophos Holdings Inc.	130,400	4,704,832
KMG Chemicals Inc.	7,689	127,407
Kraton Performance Polymers Inc.(a)	13,979	432,650
Landec Corp.(a)	181,787	1,087,086
Minerals Technologies Inc.	140,859	9,213,587
NL Industries Inc.	39,571	441,613
Olin Corp.	268,200	5,503,464
OM Group Inc.(a)	251,900	9,700,669
PolyOne Corp.(a)	227,119	2,836,716
Quaker Chemical Corp.	24,253	1,010,623
Rockwood Holdings Inc.(a)	109,294	4,275,581
Sensient Technologies Corp.	403,637	14,825,587
Spartech Corp.(a)	136,101	1,273,906
TPC Group Inc.(a)	64,051	1,942,026
W.R. Grace & Co.(a)	498,794	17,522,633
Westlake Chemical Corp.	159,866	6,949,375
Zoltek Companies Inc.(a)(b)	226,264	2,613,349

		116,558,396
COAL—0.56%
Cloud Peak Energy Inc.(a)	205,301	4,769,142
Hallador Energy Co.(b)	3,543	37,166
International Coal Group Inc.(a)(b)	1,067,559	8,262,907
James River Coal Co.(a)	44,000	1,114,520
Patriot Coal Corp.(a)(b)	637,406	12,346,554

		26,530,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

COMMERCIAL SERVICES—3.57%
ABM Industries Inc.	307,933	8,098,638
Advance America Cash Advance Centers Inc.	393,697	2,220,451
Albany Molecular Research Inc.(a)	194,145	1,091,095
AMN Healthcare Services Inc.(a)	178,275	1,094,608
Barrett Business Services Inc.	20,027	311,420
CBIZ Inc.(a)	129,994	811,163
CDI Corp.	87,622	1,628,893
Compass Diversified Holdings	265,757	4,701,241
CRA International Inc.(a)	75,354	1,771,572
Cross Country Healthcare Inc.(a)	252,455	2,138,294
Deluxe Corp.	26,356	606,715
Electro Rent Corp.	135,596	2,191,231
Euronet Worldwide Inc.(a)(b)	398,879	6,956,450
ExamWorks Group Inc.(a)	24,217	447,530
Exponent Inc.(a)	6,814	255,729
GEO Group Inc. (The)(a)	222,554	5,488,182
Global Cash Access Inc.(a)	47,845	152,626
Great Lakes Dredge & Dock Corp.	310,191	2,286,108
H&E Equipment Services Inc.(a)	225,855	2,613,142
Hackett Group Inc. (The)(a)	88,375	310,196
HealthSpring Inc.(a)	472,563	12,537,096
Heidrick & Struggles International Inc.	130,855	3,748,996
Hill International Inc.(a)	153,140	990,816
Huron Consulting Group Inc.(a)	123,551	3,267,924
ICF International Inc.(a)	91,853	2,362,459
Kelly Services Inc. Class A(a)	193,066	3,629,641
Kendle International Inc.(a)	113,093	1,231,583
Korn/Ferry International(a)	352,955	8,156,790
LECG Corp.(a)	186,961	258,006
Live Nation Entertainment Inc.(a)	1,147,249	13,101,583
Mac-Gray Corp.	96,279	1,439,371
McGrath RentCorp	115,276	3,022,537
Michael Baker Corp.(a)	56,388	1,753,667
Multi-Color Corp.	86,467	1,682,648
Navigant Consulting Inc.(a)	316,487	2,911,680
On Assignment Inc.(a)	265,049	2,160,149
PDI Inc.(a)	14,757	155,539
PHH Corp.(a)	452,259	10,469,796
Rent-A-Center Inc.	536,317	17,312,313
RSC Holdings Inc.(a)(b)	399,657	3,892,659
SFN Group Inc.(a)	367,788	3,589,611
Stewart Enterprises Inc. Class A	661,037	4,422,337
Team Inc.(a)	143,644	3,476,185
TeleTech Holdings Inc.(a)	13,640	280,848
TrueBlue Inc.(a)	131,349	2,362,968
United Rentals Inc.(a)	493,070	11,217,342
Viad Corp.	145,842	3,714,596
Volt Information Sciences Inc.(a)	8,841	76,475

		168,400,899
COMPUTERS—1.48%
Agilysys Inc.(a)	138,338	778,843
CACI International Inc. Class A(a)	228,861	12,221,177
CIBER Inc.(a)	508,309	2,378,886
Computer Task Group Inc.(a)	39,763	432,622
Cray Inc.(a)	166,737	1,192,170
Electronics For Imaging Inc.(a)	369,790	5,291,695
Furmanite Corp.(a)	33,484	231,374
Hutchinson Technology Inc.(a)(b)	192,085	712,635
Imation Corp.(a)	242,883	2,504,124

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Insight Enterprises Inc.(a)	288,371	3,794,962
Integral Systems Inc.(a)	135,310	1,340,922
Keyw Holding Corp. (The)(a)	20,252	297,097
Limelight Networks Inc.(a)	65,779	382,176
Mentor Graphics Corp.(a)	493,013	5,916,156
Mercury Computer Systems Inc.(a)	171,357	3,149,542
Quantum Corp.(a)	152,306	566,578
RadiSys Corp.(a)	53,438	475,598
RealD Inc.(a)	63,170	1,637,366
Rimage Corp.(a)	78,310	1,167,602
Sigma Designs Inc.(a)(b)	216,140	3,062,704
Silicon Graphics International Corp.(a)	233,030	2,104,261
SMART Modular Technologies (WWH) Inc.(a)	170,817	983,906
SRA International Inc. Class A(a)	320,902	6,562,446
Stream Global Services Inc.(a)(b)	10,458	41,309
Sykes Enterprises Inc.(a)	297,516	6,027,674
Tier Technologies Inc. Class B(a)	59,503	356,423
Unisys Corp.(a)	206,049	5,334,609
Virtusa Corp.(a)	49,866	815,808

		69,760,665
COSMETICS & PERSONAL CARE—0.11%
Elizabeth Arden Inc.(a)	198,334	4,563,666
Revlon Inc. Class A(a)(b)	45,136	444,138

		5,007,804
DISTRIBUTION & WHOLESALE—0.43%
BMP Sunstone Corp.(a)	182,831	1,811,855
Chindex International Inc.(a)	65,268	1,076,270
Core-Mark Holding Co. Inc.(a)	75,690	2,693,807
Owens & Minor Inc.	108,791	3,201,719
ScanSource Inc.(a)	218,430	6,967,917
United Stationers Inc.(a)	73,116	4,665,532

		20,417,100
DIVERSIFIED FINANCIAL SERVICES—1.83%
Artio Global Investors Inc. Class A	22,077	325,636
Asset Acceptance Capital Corp.(a)(b)	125,575	744,660
Asta Funding Inc.	87,002	704,716
Calamos Asset Management Inc. Class A	156,602	2,192,428
California First National Bancorp(b)	15,735	227,056
Cohen & Steers Inc.	28,174	735,341
CompuCredit Holdings Corp.(a)(b)	81,458	568,577
Cowen Group Inc. Class A(a)	292,545	1,363,260
Diamond Hill Investment Group Inc.	1,531	110,753
Doral Financial Corp.(a)	181,745	250,808
Encore Capital Group Inc.(a)	35,640	835,758
Epoch Holding Corp.	8,671	134,661
Evercore Partners Inc. Class A	6,995	237,830
FBR Capital Markets Corp.(a)	426,203	1,628,095
Federal Agricultural Mortgage Corp. Class C NVS(b)	79,437	1,296,412
First Marblehead Corp. (The)(a)	458,183	994,257
GAMCO Investors Inc. Class A	21,937	1,053,195
GFI Group Inc.	228,293	1,070,694
Gleacher & Co. Inc.(a)	324,856	769,909
Higher One Holdings Inc.(a)	26,575	537,612
International Assets Holding Corp.(a)(b)	103,725	2,447,910
Investment Technology Group Inc.(a)	354,521	5,803,509
JMP Group Inc.	112,524	858,558
KBW Inc.	93,213	2,602,507

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Knight Capital Group Inc. Class A(a)(b)	771,108	10,633,579
LaBranche & Co. Inc.(a)	299,376	1,077,754
Marlin Business Services Corp.(a)	70,405	890,623
MF Global Holdings Ltd.(a)	942,205	7,876,834
National Financial Partners Corp.(a)(b)	348,275	4,666,885
Nelnet Inc. Class A	196,965	4,666,101
Netspend Holdings Inc.(a)	122,543	1,571,001
NewStar Financial Inc.(a)	210,668	2,226,761
Ocwen Financial Corp.(a)	603,844	5,760,672
Oppenheimer Holdings Inc. Class A	81,854	2,145,393
Penson Worldwide Inc.(a)(b)	168,181	822,405
Piper Jaffray Companies Inc.(a)	126,053	4,413,115
Rodman & Renshaw Capital Group Inc.(a)(b)	15,150	40,602
Sanders Morris Harris Group Inc.	171,179	1,241,048
SeaCube Container Leasing Ltd.	80,464	1,131,324
Stifel Financial Corp.(a)	26,026	1,614,653
Student Loan Corp. (The)	33,683	1,092,676
SWS Group Inc.	235,617	1,189,866
Teton Advisors Inc. Class B(c)	653	6,203
TradeStation Group Inc.(a)	246,252	1,662,201
Virtus Investment Partners Inc.(a)	3,514	159,430
Westwood Holdings Group Inc.	3,711	148,292
World Acceptance Corp.(a)(b)	67,462	3,561,994

		86,093,554
ELECTRIC—3.42%
ALLETE Inc.	253,741	9,454,390
Ameresco Inc. Class A(a)	34,533	495,894
Avista Corp.	447,991	10,088,757
Black Hills Corp.	319,705	9,591,150
Central Vermont Public Service Corp.	107,187	2,343,108
CH Energy Group Inc.	128,649	6,289,650
Cleco Corp.	494,709	15,217,249
Dynegy Inc.(a)(b)	833,178	4,682,460
El Paso Electric Co.(a)	357,121	9,831,541
Empire District Electric Co. (The)	326,587	7,250,231
IDACORP Inc.	392,123	14,500,709
MGE Energy Inc.	188,046	8,040,847
NorthWestern Corp.	294,335	8,485,678
Otter Tail Corp.	275,962	6,220,184
Pike Electric Corp.(a)	135,199	1,160,007
PNM Resources Inc.	707,415	9,210,543
Portland General Electric Co.	613,794	13,319,330
UIL Holdings Corp.	411,289	12,322,218
UniSource Energy Corp.	294,342	10,549,217
Unitil Corp.	88,390	2,009,989

		161,063,152
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
Advanced Battery Technologies Inc.(a)(b)	185,354	713,613
Advanced Energy Industries Inc.(a)	108,930	1,485,805
Coleman Cable Inc.(a)	4,690	29,453
Encore Wire Corp.	150,198	3,766,966
Energy Conversion Devices Inc.(a)(b)	311,638	1,433,535
EnerSys Inc.(a)	280,415	9,006,930
Generac Holdings Inc.(a)	100,118	1,618,908
Greatbatch Inc.(a)	189,574	4,578,212
Insteel Industries Inc.	134,873	1,684,564
Littelfuse Inc.	25,334	1,192,218
Powell Industries Inc.(a)	71,989	2,366,998

		27,877,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

ELECTRONICS—2.19%
Analogic Corp.	29,703	1,470,595
Bel Fuse Inc. Class B	80,506	1,924,093
Benchmark Electronics Inc.(a)	467,758	8,494,485
Brady Corp. Class A	398,262	12,987,324
Checkpoint Systems Inc.(a)	194,772	4,002,565
Coherent Inc.(a)	64,270	2,901,148
CTS Corp.	196,584	2,174,219
Cubic Corp.	73,568	3,468,731
Cymer Inc.(a)	185,295	8,351,246
Daktronics Inc.	221,352	3,523,924
Electro Scientific Industries Inc.(a)	205,238	3,289,965
FEI Co.(a)	225,132	5,945,736
L-1 Identity Solutions Inc.(a)	624,840	7,441,844
LaBarge Inc.(a)	17,103	268,688
Measurement Specialties Inc.(a)	118,678	3,483,199
Methode Electronics Inc.	127,444	1,652,949
Multi-Fineline Electronix Inc.(a)	9,840	260,662
OSI Systems Inc.(a)	34,164	1,242,203
OYO Geospace Corp.(a)	2,434	241,234
Park Electrochemical Corp.	63,703	1,911,090
Rofin-Sinar Technologies Inc.(a)	124,705	4,419,545
Rogers Corp.(a)	86,227	3,298,183
Sonic Solutions Inc.(a)	79,710	1,195,650
Spectrum Control Inc.(a)	63,484	951,625
TTM Technologies Inc.(a)	499,436	7,446,591
Viasystems Group Inc.(a)	10,055	202,508
Watts Water Technologies Inc. Class A	215,796	7,895,976
X-Rite Inc.(a)(b)	275,307	1,258,153
Zygo Corp.(a)	121,927	1,491,167

		103,195,298
ENERGY - ALTERNATE SOURCES—0.12%
Amyris Inc.(a)(b)	24,275	647,657
Evergreen Solar Inc.(a)(b)	1,586,514	924,938
Green Plains Renewable Energy Inc.(a)(b)	149,476	1,683,100
Headwaters Inc.(a)	491,578	2,251,427
Hoku Corp.(a)(b)	127,182	335,760

		5,842,882
ENGINEERING & CONSTRUCTION—0.95%
Argan Inc.(a)(b)	53,259	493,711
Dycom Industries Inc.(a)	285,316	4,208,411
EMCOR Group Inc.(a)	540,503	15,663,777
Granite Construction Inc.	283,799	7,784,606
Insituform Technologies Inc. Class A(a)	44,368	1,176,196
Layne Christensen Co.(a)	159,132	5,477,323
MYR Group Inc.(a)	138,752	2,913,792
Sterling Construction Co. Inc.(a)	130,635	1,703,480
Tutor Perini Corp.	217,829	4,663,719
VSE Corp.	16,831	555,760

		44,640,775
ENTERTAINMENT—0.99%
Ascent Media Corp. Class A(a)	116,109	4,500,385
Bluegreen Corp.(a)	120,523	388,084
Carmike Cinemas Inc.(a)(b)	38,084	294,008
Churchill Downs Inc.	78,217	3,394,618
Cinemark Holdings Inc.	463,049	7,982,965

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Isle of Capri Casinos Inc.(a)(b)	117,415	1,199,981
Lions Gate Entertainment Corp.(a)	160,150	1,042,577
Pinnacle Entertainment Inc.(a)(b)	442,490	6,203,710
Scientific Games Corp. Class A(a)	260,796	2,597,528
Speedway Motorsports Inc.	100,209	1,535,202
Steinway Musical Instruments Inc.(a)	47,046	933,863
Vail Resorts Inc.(a)	295,481	15,376,831
Warner Music Group Corp.(a)(b)	249,490	1,404,629

		46,854,381
ENVIRONMENTAL CONTROL—0.28%
Darling International Inc.(a)	171,783	2,281,278
Energy Recovery Inc.(a)(b)	39,092	143,077
EnergySolutions Inc.	718,435	4,001,683
Fuel Tech Inc.(a)(b)	146,994	1,427,312
Met-Pro Corp.	112,422	1,327,704
Metalico Inc.(a)(b)	304,314	1,789,366
Mine Safety Appliances Co.	57,092	1,777,274
US Ecology Inc.	10,813	187,930

		12,935,624
FOOD—1.82%
B&G Foods Inc. Class A	173,317	2,379,642
Cal-Maine Foods Inc.	11,357	358,654
Chiquita Brands International Inc.(a)	365,015	5,117,510
Dole Food Co. Inc.(a)(b)	293,524	3,965,509
Fresh Del Monte Produce Inc.	322,767	8,053,037
Fresh Market Inc. (The)(a)	82,207	3,386,928
Hain Celestial Group Inc.(a)	333,164	9,015,418
Imperial Sugar Co.(b)	98,073	1,311,236
Ingles Markets Inc. Class A	102,109	1,960,493
J&J Snack Foods Corp.	6,461	311,679
John B. Sanfilippo & Son Inc.(a)	64,980	808,351
M&F Worldwide Corp.(a)	81,966	1,893,415
Nash-Finch Co.	102,501	4,357,318
Pilgrim’s Pride Corp.(a)	220,941	1,566,472
Ruddick Corp.	170,194	6,269,947
Sanderson Farms Inc.	20,381	797,916
Seaboard Corp.	2,655	5,286,105
Seneca Foods Corp. Class A(a)	67,903	1,832,023
Smart Balance Inc.(a)	272,454	1,179,726
Spartan Stores Inc.	183,979	3,118,444
Tootsie Roll Industries Inc.	18,252	528,760
TreeHouse Foods Inc.(a)	283,452	14,481,563
Village Super Market Inc. Class A	25,998	857,934
Weis Markets Inc.	89,934	3,627,038
Winn-Dixie Stores Inc.(a)	449,355	3,221,875

		85,686,993
FOREST PRODUCTS & PAPER—1.13%
Boise Inc.	572,362	4,538,831
Buckeye Technologies Inc.	319,248	6,707,400
Clearwater Paper Corp.(a)	24,470	1,916,001
KapStone Paper and Packaging Corp.(a)	311,889	4,771,902
Louisiana-Pacific Corp.(a)(b)	1,034,720	9,788,451
Neenah Paper Inc.	60,243	1,185,582
P.H. Glatfelter Co.	373,871	4,587,397
Potlatch Corp.(b)	155,570	5,063,803
Rock-Tenn Co. Class A	209,045	11,277,978
Wausau Paper Corp.	346,996	2,987,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Xerium Technologies Inc.(a)	11,663	186,025

		53,011,006
GAS—2.29%
Chesapeake Utilities Corp.	77,330	3,210,742
Laclede Group Inc. (The)	181,265	6,623,423
New Jersey Resources Corp.	336,675	14,514,059
Nicor Inc.	368,914	18,416,187
Northwest Natural Gas Co.	216,758	10,072,744
Piedmont Natural Gas Co.	584,736	16,349,219
South Jersey Industries Inc.	200,837	10,608,210
Southwest Gas Corp.	369,956	13,566,286
WGL Holdings Inc.	412,880	14,768,718

		108,129,588
HAND & MACHINE TOOLS—0.04%
Baldor Electric Co.	22,381	1,410,898
Franklin Electric Co. Inc.	15,597	607,035

		2,017,933
HEALTH CARE - PRODUCTS—0.88%
Alphatec Holdings Inc.(a)	95,003	256,508
AngioDynamics Inc.(a)	202,069	3,105,801
Cantel Medical Corp.	104,926	2,455,268
CardioNet Inc.(a)	149,096	697,769
CONMED Corp.(a)	237,406	6,274,641
Cutera Inc.(a)	104,027	862,384
Cynosure Inc. Class A(a)	79,940	817,786
Exactech Inc.(a)	21,997	413,984
Hanger Orthopedic Group Inc.(a)	104,550	2,215,415
ICU Medical Inc.(a)	72,742	2,655,083
Invacare Corp.	222,639	6,714,792
Medical Action Industries Inc.(a)	118,181	1,132,174
Merit Medical Systems Inc.(a)	22,258	352,344
NxStage Medical Inc.(a)	16,811	418,258
Palomar Medical Technologies Inc.(a)	64,161	911,728
Rochester Medical Corp.(a)	13,078	142,812
Solta Medical Inc.(a)	343,089	1,046,421
Steris Corp.	24,860	906,396
SurModics Inc.(a)	60,512	718,277
Symmetry Medical Inc.(a)	293,190	2,712,007
Syneron Medical Ltd.(a)	220,994	2,251,929
TomoTherapy Inc.(a)	264,042	953,192
Vital Images Inc.(a)	32,893	459,844
Wright Medical Group Inc.(a)	116,699	1,812,335
Young Innovations Inc.	30,189	966,350

		41,253,498
HEALTH CARE - SERVICES—2.11%
Allied Healthcare International Inc.(a)	345,107	866,219
American Dental Partners Inc.(a)	122,068	1,649,139
AMERIGROUP Corp.(a)(b)	366,636	16,102,653
AmSurg Corp.(a)	252,518	5,290,252
Assisted Living Concepts Inc. Class A(a)	80,355	2,613,948
Capital Senior Living Corp.(a)	222,625	1,491,587
Centene Corp.(a)	400,319	10,144,083
Continucare Corp.(a)	60,819	284,633
Ensign Group Inc. (The)	6,345	157,800
Five Star Quality Care Inc.(a)	255,455	1,806,067

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Gentiva Health Services Inc.(a)	162,978	4,335,215
HealthSouth Corp.(a)	43,875	908,651
Healthways Inc.(a)	278,361	3,106,509
Kindred Healthcare Inc.(a)	321,213	5,900,683
Magellan Health Services Inc.(a)(b)	271,860	12,853,541
MedCath Corp.(a)	167,178	2,332,133
Molina Healthcare Inc.(a)	52,497	1,462,041
National Healthcare Corp.	73,306	3,391,869
RehabCare Group Inc.(a)	166,481	3,945,600
Select Medical Holdings Corp.(a)	409,069	2,990,294
Skilled Healthcare Group Inc. Class A(a)	160,056	1,437,303
Sun Healthcare Group Inc.(a)	203,820	2,580,361
Triple-S Management Corp. Class B(a)	165,638	3,160,373
U.S. Physical Therapy Inc.(a)	4,799	95,116
WellCare Health Plans Inc.(a)	345,918	10,453,642

		99,359,712
HOLDING COMPANIES - DIVERSIFIED—0.04%
Harbinger Group Inc.(a)	75,813	469,282
Primoris Services Corp.(b)	158,251	1,509,715

		1,978,997
HOME BUILDERS—0.58%
Beazer Homes USA Inc.(a)(b)	615,023	3,314,974
Brookfield Homes Corp.(a)(b)	78,632	739,141
Cavco Industries Inc.(a)	42,555	1,986,893
Hovnanian Enterprises Inc. Class A(a)(b)	421,495	1,723,915
M/I Homes Inc.(a)	150,590	2,316,074
Meritage Homes Corp.(a)	261,003	5,794,267
Ryland Group Inc.	358,403	6,103,603
Skyline Corp.	56,467	1,472,659
Standard-Pacific Corp.(a)	871,400	4,008,440

		27,459,966
HOME FURNISHINGS—0.35%
American Woodmark Corp.	68,204	1,673,726
Audiovox Corp. Class A(a)	142,714	1,231,622
Ethan Allen Interiors Inc.	132,316	2,647,643
Furniture Brands International Inc.(a)	383,307	1,970,198
Hooker Furniture Corp.	88,743	1,253,939
Kimball International Inc. Class B	258,476	1,783,484
La-Z-Boy Inc.(a)	375,004	3,382,536
Sealy Corp.(a)(b)	245,650	717,298
Universal Electronics Inc.(a)	69,225	1,963,913

		16,624,359
HOUSEHOLD PRODUCTS & WARES—0.81%
ACCO Brands Corp.(a)	448,159	3,818,315
American Greetings Corp. Class A	301,662	6,684,830
Blyth Inc.	31,494	1,085,913
Central Garden & Pet Co. Class A(a)	462,194	4,566,477
CSS Industries Inc.	61,229	1,261,930
Ennis Inc.	167,858	2,870,372
Helen of Troy Ltd.(a)	249,377	7,416,472
Kid Brands Inc.(a)	82,782	707,786
Oil-Dri Corp. of America	35,070	753,654
Prestige Brands Holdings Inc.(a)	341,615	4,082,299
Spectrum Brands Holdings Inc.(a)	147,906	4,610,230

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

WD-40 Co.	6,994	281,718

		38,139,996
HOUSEWARES—0.08%
Libbey Inc.(a)	160,901	2,489,139
Lifetime Brands Inc.(a)	76,254	1,070,606

		3,559,745
INSURANCE—5.72%
Alterra Capital Holdings Ltd.	785,145	16,990,538
American Equity Investment Life Holding Co.	475,807	5,971,378
American Safety Insurance Holdings Ltd.(a)(b)	84,017	1,796,283
Amerisafe Inc.(a)	153,655	2,688,963
AmTrust Financial Services Inc.	182,376	3,191,580
Argo Group International Holdings Ltd.(b)	253,410	9,490,205
Baldwin & Lyons Inc. Class B	67,763	1,594,463
Citizens Inc.(a)(b)	296,654	2,210,072
CNA Surety Corp.(a)	144,436	3,420,244
CNO Financial Group Inc.(a)	1,658,617	11,245,423
Delphi Financial Group Inc. Class A	387,739	11,182,393
Donegal Group Inc. Class A	92,055	1,332,956
EMC Insurance Group Inc.	39,472	893,646
Employers Holdings Inc.	250,553	4,379,666
Enstar Group Ltd.(a)	53,401	4,516,657
FBL Financial Group Inc. Class A	109,582	3,141,716
First American Financial Corp.	796,609	11,901,338
First Mercury Financial Corp.	116,271	1,906,844
Flagstone Reinsurance Holdings SA	425,429	5,360,405
FPIC Insurance Group Inc.(a)	75,230	2,780,501
Gerova Financial Group Ltd.(a)(b)	11,126	333,780
Global Indemnity PLC(a)	115,532	2,362,629
Greenlight Capital Re Ltd. Class A(a)	230,207	6,171,850
Hallmark Financial Services Inc.(a)	95,651	870,424
Harleysville Group Inc.	94,856	3,485,009
Horace Mann Educators Corp.	319,112	5,756,781
Infinity Property and Casualty Corp.	101,830	6,293,094
Kansas City Life Insurance Co.	34,384	1,135,704
Life Partners Holdings Inc.(b)	6,852	131,079
Maiden Holdings Ltd.	405,565	3,187,741
Meadowbrook Insurance Group Inc.	440,225	4,512,306
MGIC Investment Corp.(a)(b)	1,633,753	16,647,943
Montpelier Re Holdings Ltd.	544,059	10,848,536
National Interstate Corp.	54,144	1,158,682
National Western Life Insurance Co. Class A	17,955	2,993,458
Navigators Group Inc. (The)(a)	98,890	4,979,112
Phoenix Companies Inc. (The)(a)	945,915	2,402,624
Platinum Underwriters Holdings Ltd.	335,009	15,065,355
PMI Group Inc. (The)(a)	1,168,096	3,854,717
Presidential Life Corp.	170,595	1,694,008
Primerica Inc.(b)	195,675	4,745,119
Primus Guaranty Ltd.(a)(b)	134,316	682,325
ProAssurance Corp.(a)	250,444	15,176,906
Radian Group Inc.(b)	1,081,955	8,731,377
RLI Corp.	149,168	7,841,762
Safety Insurance Group Inc.	102,635	4,882,347
SeaBright Insurance Holdings Inc.	178,383	1,644,691
Selective Insurance Group Inc.	433,255	7,863,578
State Auto Financial Corp.	117,410	2,045,282
Stewart Information Services Corp.(b)	139,888	1,612,909
Tower Group Inc.	166,408	4,256,717
United Fire & Casualty Co.	186,127	4,154,355

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Universal American Corp.	259,706	5,310,988
Universal Insurance Holdings Inc.	141,283	688,048

		269,516,507
INTERNET—1.18%
1-800-FLOWERS.COM Inc.(a)	205,258	552,144
BroadSoft Inc.(a)	14,398	343,824
DealerTrack Holdings Inc.(a)	53,046	1,064,633
Digital River Inc.(a)(b)	282,923	9,738,210
EarthLink Inc.	877,990	7,550,714
ePlus Inc.(a)	30,241	714,897
Global Sources Ltd.(a)	9,634	91,716
InfoSpace Inc.(a)	254,343	2,111,047
Internap Network Services Corp.(a)	422,483	2,568,697
Internet Capital Group Inc.(a)	275,944	3,923,924
IntraLinks Holdings Inc.(a)	22,686	424,455
j2 Global Communications Inc.(a)	113,431	3,283,827
Keynote Systems Inc.	91,033	1,330,902
Knot Inc. (The)(a)	114,577	1,132,021
MediaMind Technologies Inc.(a)	10,411	142,631
ModusLink Global Solutions Inc.(a)	340,384	2,280,573
Online Resources Corp.(a)	145,789	677,919
PCTEL Inc.(a)	156,685	940,110
Perficient Inc.(a)	55,556	694,450
RealNetworks Inc.(a)	683,445	2,870,469
S1 Corp.(a)	423,056	2,919,086
Safeguard Scientifics Inc.(a)	150,681	2,573,632
TechTarget Inc.(a)	39,576	313,838
TeleCommunication Systems Inc.(a)	220,457	1,029,534
United Online Inc.	559,239	3,690,977
ValueClick Inc.(a)	146,506	2,348,491
Vasco Data Security International Inc.(a)	42,831	348,216

		55,660,937
INVESTMENT COMPANIES—2.05%
American Capital Ltd.(a)	2,767,659	20,923,502
Apollo Investment Corp.	1,579,783	17,488,198
Arlington Asset Investment Corp. Class A	54,380	1,304,576
BlackRock Kelso Capital Corp.(d)	581,799	6,434,697
Capital Southwest Corp.	23,235	2,411,793
Fifth Street Finance Corp.	443,168	5,380,059
Gladstone Capital Corp.(b)	171,169	1,971,867
Gladstone Investment Corp.	181,932	1,391,780
Golub Capital BDC Inc.	60,918	1,042,916
Harris & Harris Group Inc.(a)(b)	254,336	1,113,992
Hercules Technology Growth Capital Inc.	296,107	3,067,669
Kayne Anderson Energy Development Co.	82,553	1,486,780
Main Street Capital Corp.(b)	121,023	2,201,408
MCG Capital Corp.	624,817	4,354,974
Medallion Financial Corp.	122,061	1,000,900
MVC Capital Inc.	186,122	2,717,381
NGP Capital Resources Co.	175,131	1,611,205
PennantPark Investment Corp.	290,332	3,553,664
PennyMac Mortgage Investment Trust(d)	136,514	2,477,729
Prospect Capital Corp.(b)	678,724	7,330,219
Solar Capital Ltd.	47,311	1,172,367
THL Credit Inc.	74,081	963,794
TICC Capital Corp.	259,546	2,909,511
Triangle Capital Corp.	121,381	2,306,239

		96,617,220

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

IRON & STEEL-0.17%
Gibraltar Industries Inc.(a)	247,177	3,354,192
Metals USA Holdings Corp.(a)	44,632	680,192
Olympic Steel Inc.	74,152	2,126,679
Shiloh Industries Inc.	22,379	267,429
Universal Stainless & Alloy Products Inc.(a)	54,827	1,714,989

		8,143,481
LEISURE TIME—0.19%
Arctic Cat Inc.(a)	97,830	1,432,231
Callaway Golf Co.	525,445	4,240,341
Johnson Outdoors Inc. Class A(a)(b)	36,404	455,778
Life Time Fitness Inc.(a)	38,286	1,569,343
Multimedia Games Inc.(a)	199,432	1,112,831

		8,810,524
LODGING—0.65%
Boyd Gaming Corp.(a)(b)	437,938	4,642,143
Gaylord Entertainment Co.(a)(b)	282,825	10,164,731
Marcus Corp.	166,024	2,203,138
Monarch Casino & Resort Inc.(a)	52,725	659,063
Morgans Hotel Group Co.(a)	115,096	1,043,921
Orient-Express Hotels Ltd. Class A(a)	835,183	10,849,027
Red Lion Hotels Corp.(a)	99,929	797,433

		30,359,456
MACHINERY—0.89%
Alamo Group Inc.	48,858	1,359,229
Albany International Corp. Class A	181,113	4,290,567
Astec Industries Inc.(a)	161,301	5,227,765
Briggs & Stratton Corp.	154,652	3,045,098
Cascade Corp.	74,213	3,508,791
Cognex Corp.	67,322	1,980,613
Columbus McKinnon Corp.(a)	156,270	3,175,406
Flow International Corp.(a)	57,182	233,874
Gerber Scientific Inc.(a)	207,419	1,632,387
Intermec Inc.(a)	161,013	2,038,425
Intevac Inc.(a)	111,161	1,557,366
Kadant Inc.(a)	74,259	1,750,285
NACCO Industries Inc. Class A	3,691	399,994
Robbins & Myers Inc.(b)	218,646	7,823,154
Tecumseh Products Co. Class A(a)	150,454	1,963,425
Twin Disc Inc.	59,004	1,761,859

		41,748,238
MACHINERY - DIVERSIFIED—0.17%
Chart Industries Inc.(a)	233,340	7,882,225

		7,882,225
MANUFACTURING—1.19%
A.O. Smith Corp.	20,726	789,246
American Railcar Industries Inc.(a)	76,094	1,683,960
Ameron International Corp.	75,012	5,728,666
AZZ Inc.	6,406	256,304
Barnes Group Inc.	50,110	1,035,774
Brink’s Co. (The)	60,879	1,636,428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Ceradyne Inc.(a)	206,923	6,524,282
CLARCOR Inc.	26,027	1,116,298
EnPro Industries Inc.(a)	97,686	4,059,830
ESCO Technologies Inc.	215,162	8,141,730
Fabrinet(a)	23,982	515,613
Federal Signal Corp.	508,402	3,487,638
FreightCar America Inc.	97,542	2,822,866
GP Strategies Corp.(a)	86,145	882,125
Griffon Corp.(a)	365,601	4,657,757
Hexcel Corp.(a)	140,881	2,548,537
Lydall Inc.(a)	140,549	1,131,419
Myers Industries Inc.	288,420	2,809,211
Smith & Wesson Holding Corp.(a)	29,984	112,140
Standex International Corp.	83,055	2,484,175
Tredegar Corp.	185,402	3,593,091

		56,017,090
MEDIA—0.73%
A.H. Belo Corp. Class A(a)(b)	148,241	1,289,697
Beasley Broadcast Group Inc. Class A(a)(b)	10,157	60,840
Cambium Learning Group Inc.(a)	20,836	71,676
CKX Inc.(a)	373,032	1,503,319
Courier Corp.	84,106	1,305,325
Crown Media Holdings Inc. Class A(a)(b)	162,059	424,595
Cumulus Media Inc. Class A(a)(b)	146,698	632,268
Dex One Corp.(a)	381,254	2,844,155
Dolan Co. (The)(a)	139,569	1,942,801
E.W. Scripps Co. (The) Class A(a)	258,314	2,621,887
Entercom Communications Corp.(a)	33,209	384,560
Fisher Communications Inc.(a)	53,570	1,167,826
Gray Television Inc.(a)(b)	399,260	746,616
Journal Communications Inc. Class A(a)	295,049	1,489,997
Lin TV Corp. Class A(a)	217,676	1,153,683
LodgeNet Interactive Corp.(a)(b)	144,536	614,278
Media General Inc. Class A(a)(b)	143,822	831,291
Mediacom Communications Corp. Class A(a)	326,820	2,764,897
Nexstar Broadcasting Group Inc.(a)	72,179	432,352
Outdoor Channel Holdings Inc.(a)	97,293	697,591
Playboy Enterprises Inc. Class B(a)	54,305	283,472
PRIMEDIA Inc.	96,875	406,875
Radio One Inc. Class D(a)(b)	262,140	293,597
Scholastic Corp.	248,206	7,332,005
Sinclair Broadcast Group Inc. Class A	342,481	2,801,495
World Wrestling Entertainment Inc.	25,343	360,884

		34,457,982
METAL FABRICATE & HARDWARE—0.84%
A.M. Castle & Co.(a)	136,066	2,504,975
Ampco-Pittsburgh Corp.	62,625	1,756,631
CIRCOR International Inc.	130,850	5,532,338
Dynamic Materials Corp.	61,576	1,389,770
Haynes International Inc.	86,603	3,622,604
L.B. Foster Co. Class A(a)	83,286	3,409,729
Ladish Co. Inc.(a)	127,760	6,210,414
Lawson Products Inc.	33,227	827,020
Mueller Industries Inc.	265,226	8,672,890
Mueller Water Products Inc. Class A	84,426	352,057
Northwest Pipe Co.(a)	74,947	1,800,976
Worthington Industries Inc.	184,418	3,393,291

		39,472,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

MINING—2.17%
Brush Engineered Materials Inc.(a)	152,106	5,877,376
Century Aluminum Co.(a)	518,656	8,054,728
Coeur d’Alene Mines Corp.(a)(b)	670,900	18,328,988
Contango ORE Inc.(a)	3,271	34,345
Hecla Mining Co.(a)(b)	2,086,845	23,497,875
Horsehead Holding Corp.(a)	335,547	4,375,533
Kaiser Aluminum Corp.(b)	123,584	6,190,323
Molycorp Inc.(a)(b)	116,215	5,799,128
RTI International Metals Inc.(a)	212,390	5,730,282
Thompson Creek Metals Co. Inc.(a)	1,197,399	17,625,713
U.S. Energy Corp.(a)	215,077	1,307,668
USEC Inc.(a)(b)	926,803	5,579,354

		102,401,313
OFFICE FURNISHINGS—0.12%
CompX International Inc.	2,431	27,956
Steelcase Inc. Class A	550,340	5,817,094

		5,845,050
OIL & GAS—3.44%
Abraxas Petroleum Corp.(a)(b)	346,413	1,583,107
Alon USA Energy Inc.(b)	63,970	382,541
Approach Resources Inc.(a)	142,161	3,283,919
ATP Oil & Gas Corp.(a)(b)	361,523	6,051,895
Berry Petroleum Co. Class A	416,692	18,209,440
Bill Barrett Corp.(a)	374,437	15,400,594
BPZ Resources Inc.(a)(b)	606,237	2,885,688
Cheniere Energy Inc.(a)(b)	295,908	1,633,412
Clayton Williams Energy Inc.(a)	4,920	413,132
Contango Oil & Gas Co.(a)	33,104	1,917,715
Crosstex Energy Inc.	328,452	2,910,085
CVR Energy Inc.(a)	247,846	3,762,302
Delek US Holdings Inc.	111,688	813,089
Delta Petroleum Corp.(a)(b)	1,488,317	1,131,121
Energy Partners Ltd.(a)	236,496	3,514,331
Gastar Exploration Ltd.(a)	453,868	1,951,632
GeoResources Inc.(a)	105,763	2,348,996
GMX Resources Inc.(a)(b)	248,662	1,372,614
Goodrich Petroleum Corp.(a)(b)	199,429	3,517,928
Harvest Natural Resources Inc.(a)	271,569	3,304,995
Kodiak Oil & Gas Corp.(a)	73,380	484,308
Miller Petroleum Inc.(a)(b)	175,269	911,399
Oasis Petroleum Inc.(a)	198,428	5,381,367
Parker Drilling Co.(a)	946,223	4,324,239
Penn Virginia Corp.	369,786	6,219,800
PetroCorp Inc. Escrow(a)(c)	19,086	2
Petroleum Development Corp.(a)	190,476	8,039,992
PetroQuest Energy Inc.(a)	346,849	2,611,773
Pioneer Drilling Co.(a)	441,766	3,891,958
RAM Energy Resources Inc.(a)	40,634	74,767
Resolute Energy Corp.(a)(b)	281,171	4,150,084
Rex Energy Corp.(a)	220,078	3,004,065
Rosetta Resources Inc.(a)	165,952	6,246,433
Seahawk Drilling Inc.(a)	88,083	788,343
Stone Energy Corp.(a)	325,985	7,266,206
Swift Energy Co.(a)	341,840	13,383,036
VAALCO Energy Inc.(a)	364,090	2,606,884
Vantage Drilling Co.(a)	1,239,882	2,516,960
Venoco Inc.(a)	123,567	2,279,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

W&T Offshore Inc.	268,149	4,791,823
Warren Resources Inc.(a)	484,655	2,190,641
Western Refining Inc.(a)(b)	419,158	4,434,692

		161,987,119
OIL & GAS SERVICES—2.26%
Allis-Chalmers Energy Inc.(a)	291,912	2,069,656
Basic Energy Services Inc.(a)	189,356	3,120,587
Cal Dive International Inc.(a)	768,812	4,359,164
Complete Production Services Inc.(a)	633,511	18,720,250
Dawson Geophysical Co.(a)	63,542	2,026,990
Global Geophysical Services Inc.(a)	62,676	650,577
Global Industries Ltd.(a)	823,758	5,708,643
Gulf Island Fabrication Inc.	117,012	3,297,398
Helix Energy Solutions Group Inc.(a)(b)	853,095	10,356,573
Hercules Offshore Inc.(a)	936,990	3,241,985
Hornbeck Offshore Services Inc.(a)	189,571	3,958,243
Key Energy Services Inc.(a)	963,618	12,507,762
Matrix Service Co.(a)	180,785	2,201,961
Natural Gas Services Group Inc.(a)	98,317	1,859,174
Newpark Resources Inc.(a)	672,846	4,144,731
T-3 Energy Services Inc.(a)	106,144	4,227,716
Tesco Corp.(a)	246,742	3,918,263
Tetra Technologies Inc.(a)	548,597	6,511,846
Union Drilling Inc.(a)	121,651	885,619
Willbros Group Inc.(a)	390,868	3,838,324
World Fuel Services Corp.	252,130	9,117,021

		106,722,483
PACKAGING & CONTAINERS—0.29%
AEP Industries Inc.(a)	18,722	485,836
Astronics Corp.(a)(b)	5,270	110,670
Graham Packaging Co. Inc.(a)	128,573	1,676,592
Graphic Packaging Holding Co.(a)	917,201	3,567,912
Silgan Holdings Inc.	222,625	7,972,201

		13,813,211
PHARMACEUTICALS—1.15%
Alkermes Inc.(a)	557,305	6,843,705
Anacor Pharmaceuticals Inc.(a)	11,769	63,199
BioScrip Inc.(a)	86,865	454,304
Caraco Pharmaceutical Laboratories Ltd.(a)	66,166	300,394
Cornerstone Therapeutics Inc.(a)	65,944	381,816
Cypress Bioscience Inc.(a)	274,481	1,778,637
Emergent BioSolutions Inc.(a)	12,941	303,596
Furiex Pharmaceuticals Inc.(a)	9,197	132,897
Hi-Tech Pharmacal Co. Inc.(a)	7,573	188,946
Impax Laboratories Inc.(a)	54,683	1,099,675
Infinity Pharmaceuticals Inc.(a)(b)	35,123	208,279
Jazz Pharmaceuticals Inc.(a)	5,938	116,860
Lannett Co. Inc.(a)	61,319	342,773
Medicines Co. (The)(a)	194,454	2,747,635
Medicis Pharmaceutical Corp. Class A	491,535	13,168,223
Nutraceutical International Corp.(a)	76,725	1,088,728
Par Pharmaceutical Companies Inc.(a)	286,031	11,015,054
PharMerica Corp.(a)	153,352	1,755,880
Progenics Pharmaceuticals Inc.(a)	65,739	358,935
Schiff Nutrition International Inc.	69,266	628,935
Sucampo Pharmaceuticals Inc.(a)	88,200	338,688
ViroPharma Inc.(a)	634,816	10,995,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Zogenix Inc.(a)	10,771	61,072

		54,373,244
REAL ESTATE—0.76%
Avatar Holdings Inc.(a)	71,587	1,418,854
Consolidated-Tomoka Land Co.	44,658	1,290,616
Forestar Group Inc.(a)	295,936	5,711,565
Government Properties Income Trust	224,177	6,005,702
HFF Inc. Class A(a)	52,629	508,396
Hilltop Holdings Inc.(a)	323,912	3,213,207
Kennedy-Wilson Holdings Inc.(a)	11,118	111,069
Resource Capital Corp.	402,785	2,972,553
Retail Opportunity Investments Corp.	341,533	3,384,592
Starwood Property Trust Inc.	387,130	8,315,553
Terreno Realty Corp.(a)	72,238	1,295,227
Thomas Properties Group Inc.(a)	290,158	1,224,467
United Capital Corp.(a)	14,444	469,430

		35,921,231
REAL ESTATE INVESTMENT TRUSTS—12.57%
Acadia Realty Trust	259,854	4,739,737
Agree Realty Corp.	70,764	1,853,309
Alexander’s Inc.	5,849	2,411,426
American Campus Communities Inc.(b)	532,008	16,896,574
American Capital Agency Corp.(b)	411,607	11,829,585
Anworth Mortgage Asset Corp.	966,521	6,765,647
Apollo Commercial Real Estate Finance Inc.	143,586	2,347,631
Ashford Hospitality Trust Inc.(a)(b)	331,196	3,196,041
Associated Estates Realty Corp.(b)	152,022	2,324,416
BioMed Realty Trust Inc.	1,066,128	19,883,287
Campus Crest Communities Inc.	226,561	3,176,385
CapLease Inc.	466,782	2,716,671
Capstead Mortgage Corp.	570,444	7,181,890
CBL & Associates Properties Inc.(b)	1,125,054	19,688,445
Cedar Shopping Centers Inc.	446,149	2,806,277
Chatham Lodging Trust	70,792	1,221,162
Chesapeake Lodging Trust	122,527	2,304,733
Cogdell Spencer Inc.	349,757	2,028,591
Colonial Properties Trust(b)	633,403	11,432,924
Colony Financial Inc.	119,301	2,388,406
CoreSite Realty Corp.	145,578	1,985,684
Cousins Properties Inc.	740,269	6,173,843
CreXus Investment Corp.	111,650	1,462,615
Cypress Sharpridge Investments Inc.	406,619	5,249,451
DCT Industrial Trust Inc.	1,717,950	9,122,315
DiamondRock Hospitality Co.(a)	1,257,990	15,095,880
DuPont Fabros Technology Inc.(b)	209,165	4,448,940
Dynex Capital Inc.	167,396	1,827,964
EastGroup Properties Inc.	121,931	5,160,120
Education Realty Trust Inc.(b)	465,414	3,616,267
Entertainment Properties Trust	378,863	17,522,414
Equity Lifestyle Properties Inc.	72,680	4,064,992
Equity One Inc.(b)	281,701	5,121,324
Excel Trust Inc.	121,391	1,468,831
Extra Space Storage Inc.	711,209	12,375,037
FelCor Lodging Trust Inc.(a)	406,419	2,861,190
First Industrial Realty Trust Inc.(a)	515,758	4,518,040
First Potomac Realty Trust	406,251	6,833,142
Franklin Street Properties Corp.	562,695	8,018,404
Getty Realty Corp.(b)	94,109	2,943,730
Gladstone Commercial Corp.	70,469	1,326,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Glimcher Realty Trust	691,875	5,811,750
Hatteras Financial Corp.	375,938	11,379,643
Healthcare Realty Trust Inc.	508,238	10,759,398
Hersha Hospitality Trust(b)	1,095,306	7,229,020
Highwoods Properties Inc.	589,057	18,761,465
Home Properties Inc.	205,545	11,405,692
Hudson Pacific Properties Inc.	108,706	1,636,025
Inland Real Estate Corp.	607,152	5,342,938
Invesco Mortgage Capital Inc.	324,199	7,080,506
Investors Real Estate Trust	610,441	5,475,656
iStar Financial Inc.(a)(b)	759,713	5,940,956
Kilroy Realty Corp.	442,752	16,147,165
Kite Realty Group Trust	442,045	2,391,463
LaSalle Hotel Properties(b)	569,071	15,023,474
Lexington Realty Trust(b)	786,733	6,254,527
LTC Properties Inc.(b)	172,609	4,846,861
Medical Properties Trust Inc.	904,825	9,799,255
MFA Financial Inc.(b)	2,283,072	18,629,868
Mid-America Apartment Communities Inc.(b)	102,465	6,505,503
Mission West Properties Inc.	146,679	981,283
Monmouth Real Estate Investment Corp. Class A	219,410	1,864,985
MPG Office Trust Inc.(a)(b)	395,874	1,088,654
National Health Investors Inc.(b)	113,351	5,103,062
National Retail Properties Inc.(b)	678,972	17,992,758
Newcastle Investment Corp.(a)	506,531	3,393,758
NorthStar Realty Finance Corp.(b)	616,290	2,927,378
Omega Healthcare Investors Inc.(b)	647,211	14,523,415
One Liberty Properties Inc.	69,453	1,159,865
Parkway Properties Inc.	176,205	3,087,112
Pebblebrook Hotel Trust	301,181	6,119,998
Pennsylvania Real Estate Investment Trust(b)	449,938	6,537,599
Post Properties Inc.(b)	396,302	14,385,763
PS Business Parks Inc.	121,428	6,765,968
RAIT Financial Trust(a)(b)	794,469	1,739,887
Ramco-Gershenson Properties Trust	310,051	3,860,135
Redwood Trust Inc.(b)	635,711	9,491,165
Sabra Healthcare REIT Inc.	202,227	3,720,977
Saul Centers Inc.	17,487	828,009
Sovran Self Storage Inc.	224,387	8,259,685
Strategic Hotels & Resorts Inc.(a)	863,942	4,570,253
Sun Communities Inc.	155,079	5,165,681
Sunstone Hotel Investors Inc.(a)(b)	963,124	9,949,071
Tanger Factory Outlet Centers Inc.	140,255	7,179,653
Two Harbors Investment Corp.	212,081	2,076,273
U-Store-It Trust	760,283	7,245,497
UMH Properties Inc.	81,309	829,352
Universal Health Realty Income Trust	43,462	1,587,667
Urstadt Biddle Properties Inc. Class A(b)	160,082	3,113,595
Walter Investment Management Corp.	209,531	3,758,986
Washington Real Estate Investment Trust	392,096	12,151,055
Winthrop Realty Trust(b)	186,586	2,386,435

		592,656,390
RETAIL—4.40%
99 Cents Only Stores(a)	54,418	867,423
AFC Enterprises Inc.(a)	38,928	541,099
America’s Car-Mart Inc.(a)	37,982	1,028,553
Ascena Retail Group Inc.(a)	29,481	778,888
Barnes & Noble Inc.(b)	315,238	4,460,618
Bebe Stores Inc.	213,591	1,273,002
Big 5 Sporting Goods Corp.	11,191	170,887
Biglari Holdings Inc.(a)	10,551	4,328,126

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Bob Evans Farms Inc.	247,962	8,172,828
Body Central Corp.(a)	18,567	264,951
Bon-Ton Stores Inc. (The)(a)(b)	62,554	791,934
Books-A-Million Inc.(b)	59,201	343,366
Borders Group Inc.(a)(b)	407,537	366,865
Bravo Brio Restaurant Group Inc.(a)	24,905	477,429
Brown Shoe Co. Inc.	111,152	1,548,347
Buckle Inc. (The)	11,022	416,301
Build-A-Bear Workshop Inc.(a)	142,008	1,084,941
Cabela’s Inc.(a)(b)	327,097	7,114,360
Casey’s General Stores Inc.	189,999	8,076,857
Cash America International Inc.	161,760	5,973,797
Casual Male Retail Group Inc.(a)	40,146	190,292
Charming Shoppes Inc.(a)	946,285	3,359,312
Children’s Place Retail Stores Inc. (The)(a)	20,857	1,035,341
Christopher & Banks Corp.	130,088	800,041
Collective Brands Inc.(a)	166,050	3,503,655
Conn’s Inc.(a)(b)	97,603	456,782
Cracker Barrel Old Country Store Inc.	13,499	739,340
Dillard’s Inc. Class A(b)	328,859	12,476,910
Domino’s Pizza Inc.(a)	190,314	3,035,508
EZCORP Inc.(a)	27,619	749,303
Finish Line Inc. (The) Class A	290,224	4,988,951
Fred’s Inc. Class A	320,755	4,413,589
Genesco Inc.(a)	175,895	6,594,304
Gordmans Stores Inc.(a)(b)	21,003	352,010
Group 1 Automotive Inc.	155,715	6,502,658
Haverty Furniture Companies Inc.	128,945	1,673,706
Hot Topic Inc.	208,217	1,305,521
Jack in the Box Inc.(a)	32,985	696,973
Kenneth Cole Productions Inc. Class A(a)	43,074	537,994
Lithia Motors Inc. Class A	158,343	2,262,721
MarineMax Inc.(a)	178,704	1,670,882
McCormick & Schmick’s Seafood Restaurants Inc.(a)	73,367	666,906
Men’s Wearhouse Inc. (The)	429,375	10,725,787
Movado Group Inc.(a)	126,420	2,040,419
New York & Co. Inc.(a)	193,578	855,615
O’Charley’s Inc.(a)	147,094	1,059,077
OfficeMax Inc.(a)	440,265	7,792,690
Pacific Sunwear of California Inc.(a)(b)	540,406	2,929,001
Pantry Inc. (The)(a)	171,449	3,404,977
Papa John’s International Inc.(a)	37,100	1,027,670
PC Connection Inc.(a)	79,690	706,053
Penske Automotive Group Inc.(a)	224,940	3,918,455
Pep Boys - Manny, Moe & Jack (The)	426,527	5,728,258
Red Robin Gourmet Burgers Inc.(a)	127,492	2,737,253
Regis Corp.	467,272	7,756,715
REX American Resources Corp.(a)	59,775	918,144
Rite Aid Corp.(a)	4,211,168	3,719,304
Ruby Tuesday Inc.(a)	524,713	6,852,752
Rush Enterprises Inc. Class A(a)	260,328	5,321,104
Saks Inc.(a)(b)	1,103,904	11,811,773
Sally Beauty Holdings Inc.(a)	71,255	1,035,335
School Specialty Inc.(a)	98,164	1,367,425
Select Comfort Corp.(a)	67,181	613,363
Shoe Carnival Inc.(a)	61,012	1,647,324
Sonic Automotive Inc.	274,173	3,630,051
Stage Stores Inc.	297,806	5,163,956
Stein Mart Inc.	131,586	1,217,170
Susser Holdings Corp.(a)	51,909	718,940
Systemax Inc.(a)	14,994	211,415
Talbots Inc. (The)(a)(b)	73,814	628,895
Titan Machinery Inc.(a)	72,044	1,390,449

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Tuesday Morning Corp.(a)	237,648	1,254,781
Vera Bradley Inc.(a)	31,031	1,024,023
West Marine Inc.(a)	119,717	1,266,606
Wet Seal Inc. Class A(a)	225,757	835,301

		207,403,352
SAVINGS & LOANS—2.15%
Abington Bancorp Inc.	169,912	2,027,050
Astoria Financial Corp.	704,643	9,801,584
BankFinancial Corp.	155,015	1,511,396
Beneficial Mutual Bancorp Inc.(a)	282,716	2,496,382
Berkshire Hills Bancorp Inc.	114,448	2,529,301
BofI Holding Inc.(a)	57,863	897,455
Brookline Bancorp Inc.	482,302	5,232,977
Clifton Savings Bancorp Inc.	81,957	885,955
Danvers Bancorp Inc.	153,647	2,714,943
Dime Community Bancshares Inc.	218,420	3,186,748
ESB Financial Corp.(b)	73,425	1,192,422
ESSA Bancorp Inc.	117,068	1,547,639
First Financial Holdings Inc.	136,424	1,570,240
Flagstar Bancorp Inc.(a)	492,787	803,243
Flushing Financial Corp.	254,774	3,566,836
Fox Chase Bancorp Inc.(a)	44,703	529,731
Heritage Financial Group Inc.	12,320	153,014
Home Bancorp Inc.(a)	59,273	819,153
Home Federal Bancorp Inc.	137,772	1,690,462
Investors Bancorp Inc.(a)	336,599	4,416,179
Kaiser Federal Financial Group Inc.	22,923	265,448
Kearny Financial Corp.	124,743	1,072,790
Meridian Interstate Bancorp Inc.(a)	75,220	886,844
NASB Financial Inc.(b)	29,303	491,118
NewAlliance Bancshares Inc.	864,111	12,944,383
Northwest Bancshares Inc.	903,227	10,621,950
OceanFirst Financial Corp.	119,667	1,540,114
Oritani Financial Corp.	314,740	3,852,418
Provident Financial Services Inc.	487,532	7,376,359
Provident New York Bancorp	317,171	3,327,124
Rockville Financial Inc.	66,848	816,883
Roma Financial Corp.	66,449	704,359
Territorial Bancorp Inc.	99,572	1,982,479
United Financial Bancorp Inc.	136,031	2,077,193
ViewPoint Financial Group	74,355	869,210
Waterstone Financial Inc.(a)(b)	60,689	197,239
Westfield Financial Inc.	240,924	2,228,547
WSFS Financial Corp.	47,694	2,262,603

		101,089,771
SEMICONDUCTORS—1.84%
Advanced Analogic Technologies Inc.(a)	281,504	1,128,831
Alpha & Omega Semiconductor Ltd.(a)(b)	37,556	481,843
ANADIGICS Inc.(a)	141,820	982,813
ATMI Inc.(a)	241,212	4,809,767
Axcelis Technologies Inc.(a)	774,590	2,680,081
AXT Inc.(a)	149,489	1,560,665
Brooks Automation Inc.(a)	218,579	1,982,512
Cabot Microelectronics Corp.(a)	149,027	6,177,169
CEVA Inc.(a)	11,482	235,381
Cohu Inc.	155,695	2,581,423
DSP Group Inc.(a)	187,273	1,524,402
Emulex Corp.(a)	706,702	8,240,145
Entegris Inc.(a)	729,741	5,451,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Exar Corp.(a)	260,720	1,819,826
FormFactor Inc.(a)	408,390	3,626,503
GSI Technology Inc.(a)	46,155	373,856
Ikanos Communications Inc.(a)	219,682	294,374
Inphi Corp.(a)	16,606	333,615
Integrated Device Technology Inc.(a)	482,427	3,212,964
Integrated Silicon Solution Inc.(a)	22,929	184,120
IXYS Corp.(a)	72,591	843,507
Kopin Corp.(a)	336,023	1,397,856
Microsemi Corp.(a)	420,014	9,618,321
MKS Instruments Inc.(a)	237,585	5,818,457
OmniVision Technologies Inc.(a)	107,376	3,179,403
Pericom Semiconductor Corp.(a)	181,576	1,993,704
Photronics Inc.(a)	436,031	2,576,943
Richardson Electronics Ltd.	85,242	996,479
Rudolph Technologies Inc.(a)	15,773	129,812
Silicon Image Inc.(a)	146,114	1,073,938
Standard Microsystems Corp.(a)	126,597	3,649,792
Tessera Technologies Inc.(a)	173,094	3,834,032
Ultratech Inc.(a)	37,946	754,366
Zoran Corp.(a)	376,720	3,315,136

		86,863,201
SOFTWARE—1.17%
Accelrys Inc.(a)	209,266	1,736,908
American Reprographics Co.(a)	256,393	1,946,023
Avid Technology Inc.(a)	236,043	4,121,311
CDC Corp. Class A(a)	241,060	846,121
CSG Systems International Inc.(a)	148,237	2,807,609
Deltek Inc.(a)	10,937	79,403
Digi International Inc.(a)	169,335	1,879,618
DynaVox Inc.(a)	68,099	349,348
Envestnet Inc.(a)	14,826	252,932
Epicor Software Corp.(a)	153,211	1,547,431
EPIQ Systems Inc.	248,825	3,416,367
Fair Isaac Corp.	339,348	7,930,563
FalconStor Software Inc.(a)	136,311	456,642
Global Defense Technology & Systems Inc.(a)	24,949	420,640
JDA Software Group Inc.(a)	290,915	8,145,620
ManTech International Corp. Class A(a)	15,635	646,194
MoneyGram International Inc.(a)(b)	73,078	198,041
QLIK Technologies Inc.(a)	25,740	664,349
Quest Software Inc.(a)	45,085	1,250,658
RealPage Inc.(a)	29,252	904,764
Schawk Inc.	12,785	263,115
SeaChange International Inc.(a)	117,740	1,006,677
Smith Micro Software Inc.(a)	29,092	457,908
SYNNEX Corp.(a)	182,573	5,696,278
Take-Two Interactive Software Inc.(a)	520,288	6,368,325
THQ Inc.(a)	137,967	836,080
Trident Microsystems Inc.(a)	532,965	948,678

		55,177,603
STORAGE & WAREHOUSING—0.12%
Mobile Mini Inc.(a)	295,950	5,827,255

		5,827,255
TELECOMMUNICATIONS—2.42%
Anaren Inc.(a)	106,399	2,218,419
Anixter International Inc.	114,252	6,824,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Applied Signal Technology Inc.	57,226	2,168,293
ARRIS Group Inc.(a)	833,643	9,353,474
Atlantic Tele-Network Inc.	4,392	168,389
Aviat Networks Inc.(a)	486,557	2,466,844
BigBand Networks Inc.(a)	219,784	615,395
Black Box Corp.	142,658	5,462,375
Calix Inc.(a)(b)	8,206	138,681
Cincinnati Bell Inc.(a)	1,176,146	3,293,209
Comtech Telecommunications Corp.	147,828	4,099,270
Consolidated Communications Holdings Inc.	46,771	902,680
CPI International Inc.(a)	56,353	1,090,431
EMS Technologies Inc.(a)	118,140	2,336,809
Extreme Networks Inc.(a)	530,288	1,638,590
FiberTower Corp.(a)(b)	407,200	1,816,112
General Communication Inc. Class A(a)	333,219	4,218,553
Global Crossing Ltd.(a)	95,389	1,232,426
Globalstar Inc.(a)(b)	573,765	831,959
Globecomm Systems Inc.(a)	166,812	1,668,120
Harmonic Inc.(a)	722,200	6,189,254
Hughes Communications Inc.(a)	27,752	1,122,291
ICO Global Communications (Holdings) Ltd.(a)(b)	303,847	455,771
IDT Corp. Class B	115,513	2,962,908
Infinera Corp.(a)	53,330	550,899
Iridium Communications Inc.(a)(b)	277,860	2,292,345
Knology Inc.(a)	21,474	335,639
MasTec Inc.(a)	431,214	6,291,412
Motricity Inc.(a)	10,197	189,358
Newport Corp.(a)	206,529	3,587,409
Novatel Wireless Inc.(a)	228,568	2,182,824
Oplink Communications Inc.(a)	97,162	1,794,582
Opnext Inc.(a)	355,224	625,194
PAETEC Holding Corp.(a)	321,594	1,202,762
Powerwave Technologies Inc.(a)(b)	1,083,500	2,752,090
Preformed Line Products Co.	16,066	940,263
Premiere Global Services Inc.(a)	489,665	3,329,722
Shenandoah Telecommunications Co.	11,103	207,959
Sonus Networks Inc.(a)	303,291	809,787
Sycamore Networks Inc.	156,852	3,229,583
Symmetricom Inc.(a)	357,880	2,537,369
Tekelec(a)	482,414	5,745,551
TESSCO Technologies Inc.	17,657	281,629
USA Mobility Inc.	76,058	1,351,551
UTStarcom Inc.(a)(b)	949,948	1,956,893
ViaSat Inc.(a)	171,687	7,624,620
Vonage Holdings Corp.(a)	496,193	1,111,472

		114,205,438
TEXTILES—0.23%
G&K Services Inc. Class A	150,894	4,664,133
UniFirst Corp.	114,712	6,314,896

		10,979,029
TOYS, GAMES & HOBBIES—0.17%
JAKKS Pacific Inc.(a)	227,703	4,148,749
LeapFrog Enterprises Inc.(a)	46,480	257,964
RC2 Corp.(a)	161,048	3,506,015

		7,912,728
TRANSPORTATION—2.50%
Air Transport Services Group Inc.(a)	441,188	3,485,385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Arkansas Best Corp.	205,704	5,640,404
Atlas Air Worldwide Holdings Inc.(a)	210,644	11,760,255
Baltic Trading Ltd.	132,150	1,349,252
Bristow Group Inc.(a)	293,043	13,875,586
CAI International Inc.(a)	51,880	1,016,848
Celadon Group Inc.(a)	64,486	953,748
DHT Maritime Inc.	395,227	1,837,806
Dynamex Inc.(a)	43,185	1,069,261
Eagle Bulk Shipping Inc.(a)(b)	507,338	2,526,543
Excel Maritime Carriers Ltd.(a)(b)	323,473	1,821,153
Genco Shipping & Trading Ltd.(a)(b)	231,597	3,334,997
General Maritime Corp.	640,194	2,080,631
Golar LNG Ltd.	280,245	4,206,477
GulfMark Offshore Inc. Class A(a)	189,368	5,756,787
Horizon Lines Inc. Class A(b)	251,067	1,097,163
International Shipholding Corp.	46,276	1,175,410
Knightsbridge Tankers Ltd.(b)	198,385	4,418,034
Marten Transport Ltd.	106,116	2,268,760
Nordic American Tanker Shipping Ltd.(b)	382,698	9,957,802
Old Dominion Freight Line Inc.(a)	32,538	1,040,891
Overseas Shipholding Group Inc.(b)	208,094	7,370,689
P.A.M. Transportation Services Inc.(a)	37,626	422,164
Patriot Transportation Holding Inc.(a)	11,216	1,042,639
PHI Inc.(a)	107,756	2,030,123
Quality Distribution Inc.(a)	53,080	482,497
RailAmerica Inc.(a)	188,350	2,439,132
Roadrunner Transportation Systems Inc.(a)	34,234	495,024
Saia Inc.(a)	129,150	2,142,599
Scorpio Tankers Inc.(a)	24,869	251,426
Ship Finance International Ltd.(b)	363,712	7,827,082
Teekay Tankers Ltd. Class A	262,989	3,245,284
Ultrapetrol (Bahamas) Ltd.(a)(b)	181,801	1,168,980
Universal Truckload Services Inc.(a)	48,008	764,287
USA Truck Inc.(a)	64,800	857,304
Werner Enterprises Inc.	299,397	6,766,372

		117,978,795
TRUCKING & LEASING—0.37%
Aircastle Ltd.	412,239	4,307,898
AMERCO(a)	69,560	6,680,542
Greenbrier Companies Inc. (The)(a)	154,790	3,249,042
TAL International Group Inc.	105,488	3,256,415

		17,493,897
WATER—0.59%
American States Water Co.	151,025	5,205,832
Artesian Resources Corp. Class A	52,039	986,139
California Water Service Group	160,277	5,973,524
Connecticut Water Service Inc.	70,225	1,957,873
Consolidated Water Co. Ltd.	119,986	1,100,271
Middlesex Water Co.	125,739	2,307,311
PICO Holdings Inc.(a)	183,825	5,845,635
SJW Corp.	105,778	2,799,944
York Water Co. (The)(b)	103,973	1,797,695

		27,974,224

TOTAL COMMON STOCKS
(Cost: $4,685,991,431)		4,700,331,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

December 31, 2010

Security	Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.
0.00%, 12/31/15(c)	74,243	74,243

		74,243

TOTAL CORPORATE NOTES
(Cost: $74,243)		74,243

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.49%

MONEY MARKET FUNDS—7.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	302,981,101	302,981,101
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	44,034,369	44,034,369
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	5,941,181	5,941,181

		352,956,651

TOTAL SHORT - TERM INVESTMENTS
(Cost: $352,956,651)		352,956,651

TOTAL INVESTMENTS IN SECURITIES—107.19%
(Cost: $5,039,022,325)		5,053,362,440
Other Assets, Less Liabilities—(7.19)%		(339,139,185)

NET ASSETS—100.00%		$4,714,223,255

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.16%
APAC Customer Services Inc.(a)	5,189	$31,497
Clear Channel Outdoor Holdings Inc. Class A(a)	8,887	124,773
Gaiam Inc. Class A	4,032	31,046
Harte-Hanks Inc.	9,741	124,393
Interpublic Group of Companies Inc. (The)(a)	111,938	1,188,782
Lamar Advertising Co. Class A(a)	13,494	537,601
Marchex Inc. Class B	6,248	59,606
Omnicom Group Inc.	70,310	3,220,198

		5,317,896
AEROSPACE & DEFENSE—1.84%
AAR Corp.(a)	8,814	242,121
AeroVironment Inc.(a)	3,276	87,895
Alliant Techsystems Inc.(a)	7,661	570,208
BE Aerospace Inc.(a)	22,115	818,918
Boeing Co. (The)	173,031	11,292,003
Curtiss-Wright Corp.	10,429	346,243
Ducommun Inc.	2,475	53,906
Esterline Technologies Corp.(a)	6,797	466,206
GenCorp Inc.(a)	12,707	65,695
General Dynamics Corp.	79,146	5,616,200
Goodrich Corp.	28,751	2,532,101
HEICO Corp.(b)	6,940	354,148
Herley Industries Inc.(a)	3,186	55,182
Kaman Corp.	6,336	184,188
Kratos Defense & Security Solutions Inc.(a)	4,193	55,222
L-3 Communications Holdings Inc.	26,326	1,855,720
LMI Aerospace Inc.(a)	1,974	31,564
Lockheed Martin Corp.	70,778	4,948,090
Moog Inc. Class A(a)	10,815	430,437
Northrop Grumman Corp.	68,987	4,468,978
Orbital Sciences Corp.(a)	13,879	237,747
Raytheon Co.	87,289	4,044,972
Rockwell Collins Inc.	36,136	2,105,283
Spirit AeroSystems Holdings Inc. Class A(a)	24,361	506,952
Teledyne Technologies Inc.(a)	8,514	374,361
TransDigm Group Inc.(a)	11,517	829,339
Triumph Group Inc.	3,959	353,974
United Technologies Corp.	212,893	16,758,937

		59,686,590
AGRICULTURE—1.78%
Alico Inc.	818	19,501
Alliance One International Inc.(a)	21,508	91,194
Altria Group Inc.	475,160	11,698,439
Andersons Inc. (The)	4,255	154,669
Archer-Daniels-Midland Co.	147,331	4,431,716
Bunge Ltd.	33,198	2,175,133
Cadiz Inc.(a)(b)	2,658	33,066
Griffin Land & Nurseries Inc.	789	25,548
Limoneira Co.(b)	727	20,865
Lorillard Inc.	35,053	2,876,449
MGP Ingredients Inc.	2,506	27,666
Monsanto Co.	124,305	8,656,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Philip Morris International Inc.	422,533	24,730,856
Reynolds American Inc.	75,922	2,476,576
Tejon Ranch Co.(a)	2,501	68,903
Universal Corp.	5,760	234,432
Vector Group Ltd.(b)	9,900	171,468

		57,893,081
AIRLINES—0.29%
AirTran Holdings Inc.(a)	32,341	239,000
Alaska Air Group Inc.(a)	8,066	457,262
Allegiant Travel Co.	3,802	187,210
AMR Corp.(a)	77,606	604,551
Copa Holdings SA Class A	6,931	407,820
Delta Air Lines Inc.(a)	181,827	2,291,020
Hawaiian Holdings Inc.(a)	13,369	104,813
JetBlue Airways Corp.(a)	57,832	382,269
Pinnacle Airlines Corp.(a)	4,243	33,520
Republic Airways Holdings Inc.(a)	7,175	52,521
SkyWest Inc.	13,435	209,855
Southwest Airlines Co.	171,106	2,220,956
United Continental Holdings Inc.(a)	71,224	1,696,556
US Airways Group Inc.(a)	38,222	382,602

		9,269,955
APPAREL—0.65%
American Apparel Inc.(a)	7,858	13,044
Carter’s Inc.(a)	13,098	386,522
Cherokee Inc.	1,691	31,808
Coach Inc.	69,969	3,869,985
Columbia Sportswear Co.	2,514	151,594
Crocs Inc.(a)	18,607	318,552
Deckers Outdoor Corp.(a)	9,095	725,235
Delta Apparel Inc.(a)	1,360	18,360
G-III Apparel Group Ltd.(a)	3,019	106,118
Guess? Inc.	15,050	712,166
Hanesbrands Inc.(a)	22,065	560,451
Iconix Brand Group Inc.(a)	16,776	323,945
Joe’s Jeans Inc.(a)	9,706	15,141
Jones Group Inc. (The)	20,557	319,456
K-Swiss Inc. Class A(a)	5,844	72,875
Lacrosse Footwear Inc.	1,077	17,663
Liz Claiborne Inc.(a)	22,308	159,725
Maidenform Brands Inc.(a)	4,954	117,757
Nike Inc. Class B	82,146	7,016,911
Oxford Industries Inc.	3,457	88,534
Perry Ellis International Inc.(a)	2,558	70,268
Phillips-Van Heusen Corp.	13,104	825,683
Polo Ralph Lauren Corp.	12,886	1,429,315
Quiksilver Inc.(a)	32,201	163,259
R.G. Barry Corp.	1,933	21,495
SKECHERS U.S.A. Inc. Class A(a)	7,652	153,040
Steven Madden Ltd.(a)	5,605	233,841
Timberland Co. Class A(a)	8,387	206,236
True Religion Apparel Inc.(a)(b)	5,784	128,752
Unifi Inc.(a)	3,490	59,086
VF Corp.	20,119	1,733,855
Volcom Inc.	4,648	87,708
Warnaco Group Inc. (The)(a)	9,782	538,695
Weyco Group Inc.	1,674	40,996
Wolverine World Wide Inc.	11,806	376,375

		21,094,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

AUTO MANUFACTURERS—0.60%
Force Protection Inc.(a)	15,331	84,474
Ford Motor Co.(a)	760,929	12,775,998
Navistar International Corp.(a)	15,737	911,330
Oshkosh Corp.(a)	21,101	743,599
PACCAR Inc.	83,127	4,773,152
Tesla Motors Inc.(a)(b)	3,488	92,886
Wabash National Corp.(a)	16,525	195,821

		19,577,260
AUTO PARTS & EQUIPMENT—0.50%
American Axle & Manufacturing Holdings Inc.(a)	13,159	169,225
Amerigon Inc. Class A(a)	4,908	53,399
ArvinMeritor Inc.(a)	22,280	457,186
Autoliv Inc.	19,404	1,531,752
BorgWarner Inc.(a)	27,059	1,957,989
Commercial Vehicle Group Inc.(a)	6,693	108,761
Cooper Tire & Rubber Co.	13,850	326,583
Dana Holding Corp.(a)	33,170	570,856
Dorman Products Inc.(a)	2,556	92,629
Douglas Dynamics Inc.	812	12,302
Exide Technologies Inc.(a)	18,886	177,717
Federal-Mogul Corp. Class A(a)	5,265	108,722
Fuel Systems Solutions Inc.(a)	3,434	100,891
Goodyear Tire & Rubber Co. (The)(a)	57,001	675,462
Johnson Controls Inc.	154,089	5,886,200
Lear Corp.(a)	11,474	1,132,599
Miller Industries Inc.	2,468	35,120
Modine Manufacturing Co.(a)	11,185	173,367
Spartan Motors Inc.	7,180	43,726
Standard Motor Products Inc.	3,103	42,511
Superior Industries International Inc.	5,137	109,007
Tenneco Inc.(a)	13,682	563,151
Titan International Inc.	7,721	150,868
TRW Automotive Holdings Corp.(a)	17,668	931,104
WABCO Holdings Inc.(a)	15,010	914,559

		16,325,686
BANKS—4.45%
1st Source Corp.	3,448	69,788
1st United Bancorp Inc.(a)	1,531	10,579
Alliance Financial Corp.	829	26,818
American National Bankshares Inc.	1,283	30,215
Ameris Bancorp(a)	5,590	58,919
Ames National Corp.	1,532	33,198
Arrow Financial Corp.	2,219	61,045
Associated Banc-Corp	40,776	617,756
BancFirst Corp.	1,781	73,359
Banco Latinoamericano de Comercio Exterior SA Class E	6,102	112,643
Bancorp Inc. (The)(a)	3,199	32,534
Bancorp Rhode Island Inc.	1,083	31,504
BancorpSouth Inc.	20,119	320,898
Bank Mutual Corp.	10,133	48,436
Bank of America Corp.	2,289,158	30,537,368
Bank of Hawaii Corp.	10,987	518,696
Bank of Marin Bancorp(b)	1,127	39,445
Bank of New York Mellon Corp. (The)	276,957	8,364,101
Bank of the Ozarks Inc.	3,383	146,653
BB&T Corp.	157,787	4,148,220
BOK Financial Corp.	5,225	279,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Boston Private Financial Holdings Inc.	17,479	114,487
Bridge Bancorp Inc.	1,283	31,626
Bryn Mawr Bank Corp.	1,618	28,234
Camden National Corp.	1,779	64,453
Capital City Bank Group Inc.(b)	2,810	35,406
CapitalSource Inc.	76,539	543,427
Cardinal Financial Corp.	5,774	67,152
Cathay General Bancorp	18,547	309,735
Center Financial Corp.(a)	3,281	24,870
CenterState Banks Inc.	4,588	36,337
Century Bancorp Inc. Class A	1,244	33,327
Chemical Financial Corp.	5,512	122,091
Citizens & Northern Corp.	2,031	30,181
Citizens Republic Bancorp Inc.(a)	94,960	58,400
City Holding Co.	3,791	137,348
City National Corp.	10,109	620,288
CNB Financial Corp.	1,769	26,199
CoBiz Financial Inc.	8,885	54,021
Columbia Banking System Inc.	9,288	195,605
Comerica Inc.	40,553	1,712,959
Commerce Bancshares Inc.	16,618	660,233
Community Bank System Inc.	7,786	216,217
Community Trust Bancorp Inc.	3,424	99,159
Cullen/Frost Bankers Inc.	11,984	732,462
CVB Financial Corp.	19,791	171,588
Eagle Bancorp Inc.(a)(b)	1,400	20,202
East West Bancorp Inc.	34,469	673,869
Encore Bancshares Inc.(a)	1,836	18,837
Enterprise Financial Services Corp.	2,358	24,665
F.N.B. Corp.	26,648	261,683
Fifth Third Bancorp	182,385	2,677,412
Financial Institutions Inc.	2,556	48,487
First Bancorp (North Carolina)	3,887	59,510
First BanCorp (Puerto Rico)(a)	17,669	8,128
First Bancorp Inc. (Maine)	1,970	31,106
First Busey Corp.(b)	11,170	52,499
First Citizens BancShares Inc. Class A	1,328	251,058
First Commonwealth Financial Corp.	19,910	140,963
First Community Bancshares Inc.	3,990	59,611
First Financial Bancorp	13,761	254,303
First Financial Bankshares Inc.(b)	4,755	243,361
First Financial Corp.	2,907	102,152
First Horizon National Corp.(a)	54,955	647,370
First Interstate BancSystem Inc.	1,115	16,993
First Merchants Corp.	5,134	45,487
First Midwest Bancorp Inc.	17,507	201,681
First of Long Island Corp. (The)	1,179	34,085
First South Bancorp Inc.	1,882	12,177
FirstMerit Corp.	25,481	504,269
Fulton Financial Corp.	46,904	484,987
German American Bancorp Inc.	2,314	42,612
Glacier Bancorp Inc.	16,998	256,840
Great Southern Bancorp Inc.	2,151	50,742
Green Bankshares Inc.(a)(b)	710	2,272
Hancock Holding Co.	6,699	233,527
Hanmi Financial Corp.(a)(b)	11,699	13,454
Heartland Financial USA Inc.	2,812	49,098
Heritage Financial Corp.(a)	1,809	25,181
Home Bancshares Inc.	4,572	100,721
Hudson Valley Holding Corp.	1,746	43,231
Huntington Bancshares Inc.	166,542	1,144,144
IBERIABANK Corp.	6,317	373,524
Independent Bank Corp. (Massachusetts)	5,369	145,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

International Bancshares Corp.(b)	12,549	251,356
KeyCorp	203,344	1,799,594
Lakeland Bancorp Inc.	4,463	48,959
Lakeland Financial Corp.	4,112	88,244
M&T Bank Corp.	16,793	1,461,831
MainSource Financial Group Inc.	4,225	43,982
Marshall & Ilsley Corp.	116,804	808,284
MB Financial Inc.	12,567	217,660
Merchants Bancshares Inc.	1,020	28,111
Metro Bancorp Inc.(a)	3,019	33,239
MidSouth Bancorp Inc.(b)	1,283	19,707
MidWestOne Financial Group Inc.	1,574	23,783
Nara Bancorp Inc.(a)	8,217	80,691
National Bankshares Inc.(b)	1,445	45,503
National Penn Bancshares Inc.	29,927	240,314
NBT Bancorp Inc.	7,736	186,824
Northern Trust Corp.	55,066	3,051,207
Northfield Bancorp Inc.	4,545	60,539
Old National Bancorp	20,657	245,612
OmniAmerican Bancorp Inc.(a)	2,833	38,387
Oriental Financial Group Inc.	9,725	121,465
Orrstown Financial Services Inc.	1,164	31,905
Pacific Continental Corp.	4,755	47,835
PacWest Bancorp	5,878	125,672
Park National Corp.	2,935	213,286
Peapack-Gladstone Financial Corp.	2,010	26,231
Penns Woods Bancorp Inc.(b)	770	30,646
Peoples Bancorp Inc.	2,399	37,544
Pinnacle Financial Partners Inc.(a)	7,644	103,806
PNC Financial Services Group Inc. (The)(c)	119,896	7,280,085
Popular Inc.(a)	233,893	734,424
Porter Bancorp Inc.	656	6,763
PrivateBancorp Inc.	11,849	170,389
Prosperity Bancshares Inc.	10,831	425,442
Regions Financial Corp.	286,899	2,008,293
Renasant Corp.	4,567	77,228
Republic Bancorp Inc. Class A	2,282	54,198
S&T Bancorp Inc.(b)	5,510	124,471
S.Y. Bancorp Inc.	2,713	66,604
Sandy Spring Bancorp Inc.	5,713	105,291
SCBT Financial Corp.	2,678	87,705
Sierra Bancorp	1,707	18,316
Signature Bank(a)	9,529	476,450
Simmons First National Corp. Class A	4,092	116,622
Southside Bancshares Inc.	2,875	60,576
Southwest Bancorp Inc.(a)	5,623	69,725
State Bancorp Inc.	3,346	30,951
State Street Corp.	114,325	5,297,820
Stellar One Corp.	5,239	76,175
Sterling Bancorp	7,150	74,861
Sterling Bancshares Inc.	22,917	160,877
Suffolk Bancorp	2,310	57,011
SunTrust Banks Inc.	114,645	3,383,174
Susquehanna Bancshares Inc.	30,628	296,479
SVB Financial Group(a)	9,550	506,627
Synovus Financial Corp.	168,635	445,196
Taylor Capital Group Inc.(a)	713	9,376
TCF Financial Corp.	33,506	496,224
Texas Capital Bancshares Inc.(a)	8,050	171,224
Tompkins Financial Corp.	2,212	86,622
Tower Bancorp Inc.	672	14,811
TowneBank(b)	4,879	77,527
TriCo Bancshares	3,198	51,648

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

TrustCo Bank Corp. NY	17,037	108,015
Trustmark Corp.	14,764	366,738
U.S. Bancorp	437,362	11,795,653
UMB Financial Corp.	7,643	316,573
Umpqua Holdings Corp.	27,074	329,761
Union First Market Bankshares Corp.	1,878	27,757
United Bankshares Inc.(b)	8,888	259,530
United Community Banks Inc.(a)	19,654	38,325
Univest Corp. of Pennsylvania	3,887	74,514
Valley National Bancorp	37,807	540,640
Virginia Commerce Bancorp Inc.(a)	1,507	9,313
Washington Banking Co.(b)	1,209	16,575
Washington Trust Bancorp Inc.	3,463	75,770
Webster Financial Corp.	15,474	304,838
Wells Fargo & Co.	1,110,312	34,408,569
WesBanco Inc.	6,005	113,855
West Bancorporation Inc.	4,087	31,838
West Coast Bancorp(a)	11,736	33,096
Westamerica Bancorporation	7,000	388,290
Western Alliance Bancorporation(a)	11,053	81,350
Whitney Holding Corp.	23,040	326,016
Wilmington Trust Corp.	21,515	93,375
Wilshire Bancorp Inc.	4,016	30,602
Wintrust Financial Corp.	7,123	235,273
Zions Bancorporation	39,560	958,539

		144,638,674
BEVERAGES—2.02%
Boston Beer Co. Inc. (The) Class A(a)	1,981	188,373
Brown-Forman Corp. Class B NVS	24,502	1,705,829
Coca-Cola Bottling Co. Consolidated	865	48,077
Coca-Cola Co. (The)	480,593	31,608,602
Coca-Cola Enterprises Inc.	77,172	1,931,615
Constellation Brands Inc. Class A(a)	42,531	942,062
Dr Pepper Snapple Group Inc.	52,044	1,829,867
Farmer Bros. Co.(b)	1,547	27,537
Green Mountain Coffee Roasters Inc.(a)	24,531	806,089
Hansen Natural Corp.(a)	14,651	765,954
Molson Coors Brewing Co. Class B NVS	30,295	1,520,506
National Beverage Corp.	2,346	30,826
Peet’s Coffee & Tea Inc.(a)	2,840	118,542
PepsiCo Inc.	367,965	24,039,153

		65,563,032
BIOTECHNOLOGY—1.30%
Acorda Therapeutics Inc.(a)(b)	9,287	253,164
Affymax Inc.(a)	3,804	25,297
Affymetrix Inc.(a)	15,801	79,479
Alexion Pharmaceuticals Inc.(a)	20,730	1,669,801
AMAG Pharmaceuticals Inc.(a)	4,982	90,174
Amgen Inc.(a)	218,565	11,999,218
Arena Pharmaceuticals Inc.(a)(b)	24,165	41,564
ARIAD Pharmaceuticals Inc.(a)	25,579	130,453
ArQule Inc.(a)	9,405	55,207
AspenBio Pharma Inc.(a)(b)	8,168	4,929
AVEO Pharmaceuticals Inc.(a)	2,126	31,082
Bio-Rad Laboratories Inc. Class A(a)	4,428	459,848
BioCryst Pharmaceuticals Inc.(a)	5,372	27,773
Biogen Idec Inc.(a)	55,148	3,697,673
BioMimetic Therapeutics Inc.(a)	3,887	49,365
BioSante Pharmaceuticals Inc.(a)	14,549	23,860

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Biotime Inc.(a)(b)	7,318	60,959
Cambrex Corp.(a)	6,378	32,974
Celera Corp.(a)	18,106	114,068
Celgene Corp.(a)	105,958	6,266,356
Celldex Therapeutics Inc.(a)(b)	8,048	33,158
Charles River Laboratories International Inc.(a)	13,227	470,088
CryoLife Inc.(a)	6,123	33,187
Curis Inc.(a)(b)	15,053	29,805
Cytokinetics Inc.(a)	11,699	24,451
Cytori Therapeutics Inc.(a)	6,043	31,363
CytRx Corp.(a)	24,939	25,188
Enzo Biochem Inc.(a)	6,963	36,765
Enzon Pharmaceuticals Inc.(a)	8,844	107,631
Exact Sciences Corp.(a)	9,180	54,896
Exelixis Inc.(a)	23,851	195,817
Genomic Health Inc.(a)	3,869	82,758
Genzyme Corp.(a)	61,175	4,355,660
Geron Corp.(a)	25,357	131,096
Halozyme Therapeutics Inc.(a)	17,591	139,321
Human Genome Sciences Inc.(a)	43,365	1,035,990
Illumina Inc.(a)	27,495	1,741,533
ImmunoGen Inc.(a)	16,453	152,355
Immunomedics Inc.(a)(b)	14,153	50,668
Incyte Corp.(a)	19,853	328,766
Inhibitex Inc.(a)	3,483	9,056
Inovio Pharmaceuticals Inc.(a)	18,329	21,078
Integra LifeSciences Holdings Corp.(a)	4,218	199,511
InterMune Inc.(a)(b)	10,582	385,185
Lexicon Pharmaceuticals Inc.(a)	31,277	45,039
Life Technologies Corp.(a)	41,308	2,292,594
Ligand Pharmaceuticals Inc. Class B(a)	4,433	39,542
Martek Biosciences Corp.(a)	7,998	250,337
Maxygen Inc.	5,432	21,348
Micromet Inc.(a)(b)	16,896	137,196
Momenta Pharmaceuticals Inc.(a)	8,678	129,910
Myriad Genetics Inc.(a)	20,501	468,243
Nanosphere Inc.(a)	1,677	7,312
Nektar Therapeutics(a)	21,337	274,180
Neuralstem Inc.(a)	2,983	6,324
Novavax Inc.(a)(b)	16,039	38,975
NuPathe Inc.(a)	819	7,420
Nymox Pharmaceutical Corp.(a)	4,229	29,772
Omeros Corp.(a)	1,616	13,316
Optimer Pharmaceuticals Inc.(a)	7,189	81,308
Orexigen Therapeutics Inc.(a)	7,250	58,580
Pacific Biosciences of California Inc.(a)	3,661	58,246
PDL BioPharma Inc.	29,059	181,038
Peregrine Pharmaceuticals Inc.(a)	3,613	8,310
Regeneron Pharmaceuticals Inc.(a)	15,362	504,334
RTI Biologics Inc.(a)	14,118	37,695
Sangamo BioSciences Inc.(a)(b)	12,449	82,661
Savient Pharmaceuticals Inc.(a)	16,266	181,203
Seattle Genetics Inc.(a)(b)	19,511	291,689
Sequenom Inc.(a)	21,586	173,120
StemCells Inc.(a)(b)	22,115	23,884
SuperGen Inc.(a)	12,065	31,610
Talecris Biotherapeutics Holdings Corp.(a)	11,839	275,849
Transcept Pharmaceuticals Inc.(a)	1,230	9,102
Vertex Pharmaceuticals Inc.(a)	45,990	1,611,030
Vical Inc.(a)(b)	9,095	18,372
ZIOPHARM Oncology Inc.(a)	3,599	16,771

		42,194,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

BUILDING MATERIALS—0.18%
AAON Inc.(b)	3,214	90,667
American DG Energy Inc.(a)(b)	4,299	11,908
Apogee Enterprises Inc.	6,401	86,221
Armstrong World Industries Inc.	5,101	219,343
Broadwind Energy Inc.(a)(b)	11,281	26,059
Builders FirstSource Inc.(a)(b)	8,949	17,630
Comfort Systems USA Inc.	9,248	121,796
Drew Industries Inc.	4,755	108,034
Eagle Materials Inc.	10,426	294,535
Interline Brands Inc.(a)	8,124	184,983
Lennox International Inc.	11,003	520,332
LSI Industries Inc.	4,154	35,143
Martin Marietta Materials Inc.(b)	10,596	977,375
Masco Corp.	79,625	1,008,052
NCI Building Systems Inc.(a)	4,347	60,815
Owens Corning(a)	25,232	785,977
PGT Inc.(a)(b)	4,390	10,756
Quanex Building Products Corp.	8,599	163,123
Simpson Manufacturing Co. Inc.	9,463	292,501
Texas Industries Inc.	5,068	232,013
Trex Co. Inc.(a)	4,113	98,547
Universal Forest Products Inc.	4,466	173,727
USG Corp.(a)	13,435	226,111

		5,745,648
CHEMICALS—1.99%
A. Schulman Inc.	6,288	143,932
Aceto Corp.	5,736	51,624
Air Products and Chemicals Inc.	48,373	4,399,524
Airgas Inc.	19,168	1,197,233
Albemarle Corp.	20,460	1,141,259
American Vanguard Corp.	4,124	35,219
Arch Chemicals Inc.	4,296	162,947
Ashland Inc.	18,210	926,161
Balchem Corp.	6,101	206,275
Cabot Corp.	15,160	570,774
Celanese Corp. Series A	35,779	1,473,021
CF Industries Holdings Inc.	16,108	2,176,996
Codexis Inc.(a)	2,403	25,472
Cytec Industries Inc.	11,096	588,754
Dow Chemical Co. (The)	263,435	8,993,671
E.I. du Pont de Nemours and Co.	206,722	10,311,293
Eastman Chemical Co.	16,703	1,404,388
Ecolab Inc.	53,542	2,699,588
Ferro Corp.(a)	19,511	285,641
FMC Corp.	16,815	1,343,350
Georgia Gulf Corp.(a)	7,707	185,430
H.B. Fuller Co.	11,284	231,548
Hawkins Inc.(b)	1,922	85,337
Huntsman Corp.	43,930	685,747
Innophos Holdings Inc.	4,904	176,936
International Flavors & Fragrances Inc.	18,388	1,022,189
Intrepid Potash Inc.(a)(b)	9,669	360,557
KMG Chemicals Inc.	1,392	23,065
Kraton Performance Polymers Inc.(a)	2,657	82,234
Landec Corp.(a)	4,928	29,470
Lubrizol Corp.	15,704	1,678,444
Minerals Technologies Inc.	4,260	278,647
Mosaic Co. (The)	36,360	2,776,450
NewMarket Corp.	2,353	290,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

NL Industries Inc.	1,624	18,124
Olin Corp.	18,577	381,200
OM Group Inc.(a)	6,919	266,451
OMNOVA Solutions Inc.(a)	9,095	76,034
PolyOne Corp.(a)	20,865	260,604
PPG Industries Inc.	37,713	3,170,532
Praxair Inc.	69,797	6,663,520
Quaker Chemical Corp.	2,418	100,758
Rockwood Holdings Inc.(a)	11,476	448,941
RPM International Inc.	30,424	672,370
Sensient Technologies Corp.	11,891	436,756
Sherwin-Williams Co. (The)	21,324	1,785,885
Sigma-Aldrich Corp.	27,378	1,822,280
Solutia Inc.(a)	27,932	644,671
Spartech Corp.(a)	7,139	66,821
Stepan Co.	1,930	147,201
TPC Group Inc.(a)	1,802	54,637
Valspar Corp. (The)	23,197	799,833
W.R. Grace & Co.(a)	16,008	562,361
Westlake Chemical Corp.	4,311	187,399
Zep Inc.	4,947	98,346
Zoltek Companies Inc.(a)(b)	6,906	79,764

		64,787,954
COAL—0.40%
Alpha Natural Resources Inc.(a)	27,976	1,679,399
Arch Coal Inc.	36,340	1,274,081
Cloud Peak Energy Inc.(a)	7,264	168,743
CONSOL Energy Inc.	50,978	2,484,668
Hallador Energy Co.	870	9,126
International Coal Group Inc.(a)	26,947	208,570
James River Coal Co.(a)	7,304	185,010
L&L Energy Inc.(a)	4,863	52,520
Massey Energy Co.	23,126	1,240,710
Patriot Coal Corp.(a)(b)	17,241	333,958
Peabody Energy Corp.	61,660	3,945,007
Walter Energy Inc.	12,032	1,538,171

		13,119,963
COMMERCIAL SERVICES—1.78%
Aaron’s Inc.	16,878	344,142
ABM Industries Inc.	11,126	292,614
Accretive Health Inc.(a)	735	11,944
Administaff Inc.	5,242	153,591
Advance America Cash Advance Centers Inc.	9,571	53,980
Advisory Board Co. (The)(a)	3,443	163,990
Albany Molecular Research Inc.(a)	5,858	32,922
Alliance Data Systems Corp.(a)(b)	12,435	883,258
American Public Education Inc.(a)	4,189	155,998
AMN Healthcare Services Inc.(a)	7,790	47,831
Apollo Group Inc. Class A(a)	29,568	1,167,640
Arbitron Inc.	6,148	255,265
Avis Budget Group Inc.(a)	23,478	365,318
Barrett Business Services Inc.	2,056	31,971
Booz Allen Hamilton Holding Corp.(a)	2,686	52,189
Bridgepoint Education Inc.(a)(b)	3,019	57,361
Capella Education Co.(a)(b)	3,492	232,497
Cardtronics Inc.(a)	5,621	99,492
Career Education Corp.(a)	15,675	324,943
Cass Information Systems Inc.	1,580	59,945
CBIZ Inc.(a)(b)	10,614	66,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

CDI Corp.	2,851	53,000
Cenveo Inc.(a)	12,065	64,427
Chemed Corp.	5,420	344,224
Coinstar Inc.(a)(b)	7,495	423,018
Compass Diversified Holdings	8,121	143,660
Consolidated Graphics Inc.(a)	2,393	115,893
Convergys Corp.(a)	23,242	306,097
CoreLogic Inc.	26,702	494,521
Corinthian Colleges Inc.(a)(b)	19,137	99,704
Corporate Executive Board Co. (The)	8,410	315,796
Corrections Corp. of America(a)	26,712	669,403
CorVel Corp.(a)	1,713	82,824
CoStar Group Inc.(a)(b)	4,907	282,447
CPI Corp.	1,209	27,263
CRA International Inc.(a)	2,623	61,667
Cross Country Healthcare Inc.(a)	7,157	60,620
Deluxe Corp.	11,591	266,825
DeVry Inc.	14,565	698,829
Dollar Financial Corp.(a)	5,226	149,620
Dollar Thrifty Automotive Group Inc.(a)	6,491	306,765
Education Management Corp.(a)(b)	8,051	145,723
Electro Rent Corp.	4,755	76,841
Emergency Medical Services Corp. Class A(a)	6,882	444,646
Equifax Inc.	29,452	1,048,491
Euronet Worldwide Inc.(a)	11,785	205,530
ExamWorks Group Inc.(a)	2,622	48,455
ExlService Holdings Inc.(a)	3,007	64,590
Exponent Inc.(a)	3,353	125,838
Forrester Research Inc.	3,404	120,127
Franklin Covey Co.(a)	3,253	27,943
FTI Consulting Inc.(a)	10,990	409,707
Gartner Inc.(a)	15,951	529,573
Genpact Ltd.(a)	14,126	214,715
GEO Group Inc. (The)(a)	13,019	321,049
Global Cash Access Inc.(a)	9,857	31,444
Grand Canyon Education Inc.(a)	5,918	115,934
Great Lakes Dredge & Dock Corp.	11,121	81,962
Green Dot Corp. Class A(a)(b)	1,183	67,123
H&E Equipment Services Inc.(a)	6,491	75,101
H&R Block Inc.	69,086	822,814
Hackett Group Inc. (The)(a)	9,560	33,556
Healthcare Services Group Inc.	14,704	239,234
HealthSpring Inc.(a)	13,226	350,886
Heartland Payment Systems Inc.	8,420	129,836
Heidrick & Struggles International Inc.	4,086	117,064
Hertz Global Holdings Inc.(a)(b)	44,466	644,312
Hill International Inc.(a)	5,404	34,964
Hillenbrand Inc.	14,303	297,645
HMS Holdings Corp.(a)	5,894	381,754
Hudson Highland Group Inc.(a)	2,151	12,540
Huron Consulting Group Inc.(a)	4,862	128,600
ICF International Inc.(a)	2,832	72,839
Iron Mountain Inc.	40,597	1,015,331
ITT Educational Services Inc.(a)(b)	7,225	460,160
K12 Inc.(a)(b)	5,468	156,713
KAR Auction Services Inc.(a)	6,562	90,556
Kelly Services Inc. Class A(a)	6,837	128,536
Kendle International Inc.(a)	4,149	45,183
Kenexa Corp.(a)	5,999	130,718
Kforce Inc.(a)	7,219	116,803
Korn/Ferry International(a)	10,707	247,439
Landauer Inc.	2,151	128,995
Learning Tree International Inc.	2,025	19,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

LECG Corp.(a)	5,883	8,119
Lender Processing Services Inc.	20,816	614,488
Lincoln Educational Services Corp.	2,635	40,869
Live Nation Entertainment Inc.(a)	33,670	384,511
Mac-Gray Corp.	2,384	35,641
Manpower Inc.	18,376	1,153,278
MasterCard Inc. Class A	22,111	4,955,296
MAXIMUS Inc.	4,164	273,075
McGrath RentCorp	5,768	151,237
McKesson Corp.	57,997	4,081,829
Medifast Inc.(a)(b)	2,764	79,824
MedQuist Inc.	2,151	18,606
Michael Baker Corp.(a)	1,639	50,973
Midas Inc.(a)	3,341	27,096
Monro Muffler Brake Inc.	6,412	221,791
Monster Worldwide Inc.(a)	28,238	667,264
Moody’s Corp.	46,881	1,244,222
Morningstar Inc.	4,593	243,796
Multi-Color Corp.	3,061	59,567
National American University Holdings Inc.	1,783	13,087
National Research Corp.	338	11,577
Navigant Consulting Inc.(a)	11,163	102,700
On Assignment Inc.(a)	7,874	64,173
PAREXEL International Corp.(a)	13,156	279,302
PDI Inc.(a)	2,033	21,428
Pharmaceutical Product Development Inc.	24,780	672,529
PHH Corp.(a)	13,155	304,538
Pre-Paid Legal Services Inc.(a)	1,341	80,795
Princeton Review Inc. (The)(a)	3,158	3,726
Providence Service Corp. (The)(a)	1,851	29,746
Quanta Services Inc.(a)	48,637	968,849
R.R. Donnelley & Sons Co.	45,551	795,776
Rent-A-Center Inc.	15,254	492,399
Resources Connection Inc.	11,047	205,364
Robert Half International Inc.	33,415	1,022,499
Rollins Inc.	15,544	306,994
RSC Holdings Inc.(a)	11,084	107,958
Rural/Metro Corp.(a)	5,431	79,184
Saba Software Inc.(a)	5,572	34,101
SAIC Inc.(a)	71,834	1,139,287
Senomyx Inc.(a)	11,216	79,970
Service Corp. International	58,475	482,419
SFN Group Inc.(a)	12,984	126,724
Sotheby’s	14,734	663,030
Standard Parking Corp.(a)	2,328	43,976
Steiner Leisure Ltd.(a)	3,219	150,327
Stewart Enterprises Inc. Class A	21,105	141,192
Strayer Education Inc.(b)	3,259	496,085
SuccessFactors Inc.(a)	14,388	416,676
Team Health Holdings Inc.(a)	3,637	56,519
Team Inc.(a)	4,396	106,383
TeleTech Holdings Inc.(a)	7,886	162,373
TNS Inc.(a)	6,387	132,850
Towers Watson & Co. Class A	9,963	518,674
Transcend Services Inc.(a)	1,384	27,113
TrueBlue Inc.(a)	10,418	187,420
United Rentals Inc.(a)	14,080	320,320
Universal Technical Institute Inc.	4,312	94,950
Valassis Communications Inc.(a)	11,770	380,760
Verisk Analytics Inc. Class A(a)	23,225	791,508
Viad Corp.	4,884	124,395
VirnetX Holding Corp.(b)	6,960	103,356
Visa Inc. Class A	106,309	7,482,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

VistaPrint NV(a)	9,438	434,148
Volt Information Sciences Inc.(a)	3,228	27,922
Weight Watchers International Inc.	6,887	258,194
Western Union Co.	154,233	2,864,107
Wright Express Corp.(a)	9,317	428,582

		57,929,848
COMPUTERS—5.78%
3D Systems Corp.(a)(b)	4,042	127,283
Accenture PLC Class A	139,659	6,772,065
Agilysys Inc.(a)	2,703	15,218
Apple Inc.(a)	207,616	66,968,617
Brocade Communications Systems Inc.(a)	104,425	552,408
CACI International Inc. Class A(a)	7,159	382,291
Cadence Design Systems Inc.(a)	63,659	525,823
CIBER Inc.(a)	18,643	87,249
Cognizant Technology Solutions Corp. Class A(a)	68,243	5,001,529
Compellent Technologies Inc.(a)	4,337	119,658
Computer Sciences Corp.	35,506	1,761,098
Computer Task Group Inc.(a)	3,726	40,539
Cray Inc.(a)	7,232	51,709
Dell Inc.(a)	388,028	5,257,779
Diebold Inc.	15,521	497,448
Digimarc Corp.(a)	508	15,245
DST Systems Inc.	8,351	370,367
Echelon Corp.(a)(b)	8,437	85,973
Electronics For Imaging Inc.(a)	10,831	154,992
EMC Corp.(a)	468,856	10,736,802
FactSet Research Systems Inc.	10,590	992,918
Fortinet Inc.(a)	9,568	309,525
Furmanite Corp.(a)	8,492	58,680
Hewlett-Packard Co.	535,064	22,526,194
Hutchinson Technology Inc.(a)(b)	5,342	19,819
iGATE Corp.	4,950	97,565
IHS Inc. Class A(a)	11,278	906,638
Imation Corp.(a)	6,656	68,623
Immersion Corp.(a)	6,718	45,078
Insight Enterprises Inc.(a)	10,972	144,392
Integral Systems Inc.(a)	3,700	36,667
International Business Machines Corp.	292,587	42,940,068
Jack Henry & Associates Inc.	19,684	573,789
Lexmark International Inc. Class A(a)	18,376	639,852
Limelight Networks Inc.(a)	8,802	51,140
LivePerson Inc.(a)	8,789	99,316
Magma Design Automation Inc.(a)	15,599	78,151
Manhattan Associates Inc.(a)	5,824	177,865
Maxwell Technologies Inc.(a)(b)	5,840	110,318
Mentor Graphics Corp.(a)	22,317	267,804
Mercury Computer Systems Inc.(a)	5,022	92,304
MICROS Systems Inc.(a)	17,742	778,164
MTS Systems Corp.	4,037	151,226
NCI Inc. Class A(a)	1,544	35,497
NCR Corp.(a)	37,337	573,870
NetApp Inc.(a)	78,746	4,327,880
NetScout Systems Inc.(a)	7,432	171,010
Quantum Corp.(a)	47,027	174,940
Radiant Systems Inc.(a)	5,921	115,874
RadiSys Corp.(a)	4,972	44,251
RealD Inc.(a)	3,309	85,769
Rimage Corp.(a)	2,320	34,591
Riverbed Technology Inc.(a)	28,170	990,739
SanDisk Corp.(a)	51,993	2,592,371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Seagate Technology PLC(a)	112,823	1,695,730
Sigma Designs Inc.(a)	6,771	95,945
Silicon Graphics International Corp.(a)	6,369	57,512
SMART Modular Technologies (WWH) Inc.(a)	8,616	49,628
Spansion Inc.(a)	3,927	81,289
SRA International Inc. Class A(a)	9,420	192,639
STEC Inc.(a)(b)	9,314	164,392
Stratasys Inc.(a)	4,583	149,589
Stream Global Services Inc.(a)	1,034	4,084
Super Micro Computer Inc.(a)	5,242	60,493
Sykes Enterprises Inc.(a)	9,095	184,265
Synaptics Inc.(a)	8,362	245,676
Synopsys Inc.(a)	34,003	915,021
Syntel Inc.	3,255	155,556
Teradata Corp.(a)	38,439	1,582,149
Tier Technologies Inc. Class B(a)	3,677	22,025
Tyler Technologies Inc.(a)	7,359	152,773
Unisys Corp.(a)	10,011	259,185
Virtusa Corp.(a)	3,736	61,121
Wave Systems Corp. Class A(a)(b)	10,247	40,373
Western Digital Corp.(a)	52,646	1,784,699
Xyratex Ltd.(a)	5,014	81,778

		187,872,903
COSMETICS & PERSONAL CARE—1.76%
Alberto-Culver Co.	19,900	737,096
Avon Products Inc.	98,265	2,855,581
Colgate-Palmolive Co.	111,768	8,982,794
Elizabeth Arden Inc.(a)	5,431	124,967
Estee Lauder Companies Inc. (The) Class A	24,917	2,010,802
Inter Parfums Inc.	2,850	53,723
Procter & Gamble Co. (The)	657,094	42,270,857
Revlon Inc. Class A(a)	3,522	34,656

		57,070,476
DISTRIBUTION & WHOLESALE—0.33%
Beacon Roofing Supply Inc.(a)	10,090	180,308
BlueLinx Holdings Inc.(a)	2,819	10,317
BMP Sunstone Corp.(a)	7,093	70,292
Brightpoint Inc.(a)	12,668	110,592
Central European Distribution Corp.(a)	14,975	342,927
Chindex International Inc.(a)	2,571	42,396
Core-Mark Holding Co. Inc.(a)	2,007	71,429
Fastenal Co.(b)	30,443	1,823,840
Genuine Parts Co.	36,561	1,877,042
Houston Wire & Cable Co.(b)	3,729	50,118
Ingram Micro Inc. Class A(a)	35,604	679,680
LKQ Corp.(a)	33,112	752,305
MWI Veterinary Supply Inc.(a)	2,742	173,157
Owens & Minor Inc.	14,987	441,067
Pool Corp.	11,100	250,194
Rentrak Corp.(a)	2,070	62,431
ScanSource Inc.(a)	6,627	211,401
Tech Data Corp.(a)	10,528	463,443
United Stationers Inc.(a)	5,411	345,276
W.W. Grainger Inc.	13,379	1,847,774
Watsco Inc.	6,271	395,575
WESCO International Inc.(a)	9,666	510,365

		10,711,929

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

DIVERSIFIED FINANCIAL SERVICES—4.82%
Affiliated Managers Group Inc.(a)	11,651	1,156,012
American Express Co.	239,273	10,269,597
Ameriprise Financial Inc.	58,461	3,364,431
Artio Global Investors Inc. Class A	6,542	96,495
Asset Acceptance Capital Corp.(a)(b)	3,749	22,232
Asta Funding Inc.	2,412	19,537
BGC Partners Inc. Class A	12,520	104,041
BlackRock Inc.(c)	21,395	4,077,459
Calamos Asset Management Inc. Class A	5,231	73,234
California First National Bancorp	415	5,988
Capital One Financial Corp.	104,059	4,428,751
CBOE Holdings Inc.	3,084	70,500
Charles Schwab Corp. (The)	224,837	3,846,961
CIT Group Inc.(a)	46,132	2,172,817
Citigroup Inc.(a)	4,826,868	22,831,086
CME Group Inc.	14,999	4,825,928
Cohen & Steers Inc.(b)	4,033	105,261
CompuCredit Holdings Corp.(a)	4,530	31,619
Cowen Group Inc. Class A(a)	3,760	17,522
Credit Acceptance Corp.(a)(b)	1,268	79,592
Diamond Hill Investment Group Inc.	536	38,774
Discover Financial Services	124,223	2,301,852
Doral Financial Corp.(a)	1,193	1,646
Duff & Phelps Corp. Class A	4,200	70,812
E*TRADE Financial Corp.(a)	49,939	799,024
Eaton Vance Corp.	27,522	831,990
Encore Capital Group Inc.(a)	3,586	84,092
Epoch Holding Corp.	1,918	29,787
Evercore Partners Inc. Class A	3,213	109,242
FBR Capital Markets Corp.(a)	5,717	21,839
Federal Agricultural Mortgage Corp. Class C NVS	657	10,722
Federated Investors Inc. Class B	20,978	548,994
Financial Engines Inc.(a)	1,090	21,615
First Marblehead Corp. (The)(a)	14,016	30,415
Franklin Resources Inc.	33,757	3,754,116
GAMCO Investors Inc. Class A	1,945	93,379
GFI Group Inc.	14,931	70,026
Gleacher & Co. Inc.(a)	12,415	29,424
Goldman Sachs Group Inc. (The)	117,456	19,751,401
Greenhill & Co. Inc.	6,686	546,112
Higher One Holdings Inc.(a)	2,370	47,945
Interactive Brokers Group Inc. Class A	8,857	157,832
IntercontinentalExchange Inc.(a)	17,064	2,033,176
International Assets Holding Corp.(a)	3,701	87,344
Invesco Ltd.	106,930	2,572,736
Investment Technology Group Inc.(a)	10,327	169,053
Janus Capital Group Inc.	42,939	556,919
Jefferies Group Inc.(b)	27,119	722,179
JMP Group Inc.	3,003	22,913
JPMorgan Chase & Co.	907,798	38,508,791
KBW Inc.	8,202	229,000
Knight Capital Group Inc. Class A(a)	21,556	297,257
LaBranche & Co. Inc.(a)	11,968	43,085
Ladenburg Thalmann Financial Services Inc.(a)	6,023	7,047
Lazard Ltd. Class A(b)	20,849	823,327
Legg Mason Inc.	34,736	1,259,875
LPL Investment Holdings Inc.(a)	3,594	130,714
MarketAxess Holdings Inc.	6,964	144,921
Marlin Business Services Corp.(a)	1,962	24,819
MF Global Holdings Ltd.(a)	22,407	187,323
Morgan Stanley	345,644	9,404,973

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

NASDAQ OMX Group Inc. (The)(a)	31,663	750,730
National Financial Partners Corp.(a)(b)	9,140	122,476
Nelnet Inc. Class A	4,671	110,656
Netspend Holdings Inc.(a)	6,127	78,548
NewStar Financial Inc.(a)	6,102	64,498
NYSE Euronext Inc.	59,993	1,798,590
Ocwen Financial Corp.(a)	14,300	136,422
Oppenheimer Holdings Inc. Class A	2,605	68,277
optionsXpress Holdings Inc.	9,763	152,986
Penson Worldwide Inc.(a)	5,283	25,834
Piper Jaffray Companies Inc.(a)	2,788	97,608
Portfolio Recovery Associates Inc.(a)(b)	4,000	300,800
Pzena Investment Management Inc. Class A	1,456	10,702
Raymond James Financial Inc.	22,743	743,696
Rodman & Renshaw Capital Group Inc.(a)	3,647	9,774
Sanders Morris Harris Group Inc.	4,198	30,436
SLM Corp.(a)	109,533	1,379,020
Stifel Financial Corp.(a)	7,801	483,974
Student Loan Corp. (The)	889	28,839
SWS Group Inc.	6,393	32,285
T. Rowe Price Group Inc.	59,525	3,841,743
TD AMERITRADE Holding Corp.	53,886	1,023,295
Teton Advisors Inc. Class B(d)	32	304
TradeStation Group Inc.(a)	8,899	60,068
Virtus Investment Partners Inc.(a)	1,283	58,210
Waddell & Reed Financial Inc. Class A	20,314	716,881
Westwood Holdings Group Inc.	1,190	47,552
World Acceptance Corp.(a)(b)	4,172	220,282

		156,570,040
ELECTRIC—2.91%
AES Corp. (The)(a)	150,792	1,836,647
Allegheny Energy Inc.	39,293	952,462
ALLETE Inc.	6,867	255,864
Alliant Energy Corp.	25,796	948,519
Ameren Corp.	54,231	1,528,772
Ameresco Inc. Class A(a)	1,974	28,347
American Electric Power Co. Inc.	109,749	3,948,769
Avista Corp.	13,028	293,391
Black Hills Corp.	9,084	272,520
Calpine Corp.(a)	79,570	1,061,464
CenterPoint Energy Inc.	96,010	1,509,277
Central Vermont Public Service Corp.	3,265	71,373
CH Energy Group Inc.	3,887	190,035
Cleco Corp.	13,944	428,917
CMS Energy Corp.(b)	55,891	1,039,573
Consolidated Edison Inc.	64,688	3,206,584
Constellation Energy Group Inc.	42,500	1,301,775
Dominion Resources Inc.	135,628	5,794,028
DPL Inc.	27,071	695,995
DTE Energy Co.	38,606	1,749,624
Duke Energy Corp.	299,643	5,336,642
Dynegy Inc.(a)	22,983	129,165
Edison International	74,386	2,871,300
El Paso Electric Co.(a)	10,298	283,504
Empire District Electric Co. (The)	8,957	198,845
EnerNOC Inc.(a)(b)	3,602	86,124
Entergy Corp.	43,191	3,059,219
Exelon Corp.	150,708	6,275,481
FirstEnergy Corp.	69,825	2,584,922
GenOn Energy Inc.(a)	181,475	691,420
Great Plains Energy Inc.	32,094	622,303

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Hawaiian Electric Industries Inc.	21,247	484,219
IDACORP Inc.	11,249	415,988
Integrys Energy Group Inc.	17,834	865,127
ITC Holdings Corp.	11,614	719,836
MDU Resources Group Inc.	43,537	882,495
MGE Energy Inc.	5,623	240,440
NextEra Energy Inc.	94,957	4,936,814
Northeast Utilities	40,031	1,276,188
NorthWestern Corp.	8,580	247,361
NRG Energy Inc.(a)	58,786	1,148,678
NSTAR	24,917	1,051,248
NV Energy Inc.	54,962	772,216
OGE Energy Corp.	21,617	984,438
Ormat Technologies Inc.	4,453	131,720
Otter Tail Corp.	8,306	187,217
Pepco Holdings Inc.	52,172	952,139
PG&E Corp.	89,591	4,286,033
Pike Electric Corp.(a)	4,043	34,689
Pinnacle West Capital Corp.	25,099	1,040,354
PNM Resources Inc.	20,346	264,905
Portland General Electric Co.	17,909	388,625
PPL Corp.	110,170	2,899,674
Progress Energy Inc.	65,906	2,865,593
Public Service Enterprise Group Inc.	115,186	3,664,067
SCANA Corp.	25,694	1,043,176
Southern Co.	187,912	7,183,876
TECO Energy Inc.	49,734	885,265
UIL Holdings Corp.	11,509	344,810
UniSource Energy Corp.	8,283	296,863
Unitil Corp.	2,247	51,097
Westar Energy Inc.	27,765	698,567
Wisconsin Energy Corp.	26,816	1,578,390
Xcel Energy Inc.	105,377	2,481,628

		94,556,597
ELECTRICAL COMPONENTS & EQUIPMENT—0.55%
A123 Systems Inc.(a)(b)	13,597	129,715
Advanced Battery Technologies Inc.(a)(b)	15,096	58,120
Advanced Energy Industries Inc.(a)	8,003	109,161
American Superconductor Corp.(a)(b)	11,868	339,306
AMETEK Inc.	35,881	1,408,329
Belden Inc.	11,245	414,041
Capstone Turbine Corp.(a)(b)	28,477	27,332
Coleman Cable Inc.(a)(b)	1,813	11,386
Emerson Electric Co.	171,844	9,824,321
Encore Wire Corp.	4,755	119,255
Energizer Holdings Inc.(a)	16,197	1,180,761
Energy Conversion Devices Inc.(a)(b)	11,123	51,166
EnerSys Inc.(a)	11,515	369,862
Generac Holdings Inc.(a)	4,457	72,070
General Cable Corp.(a)	12,178	427,326
GrafTech International Ltd.(a)	28,619	567,801
Graham Corp.	2,246	44,920
Greatbatch Inc.(a)	5,042	121,764
Hubbell Inc. Class B	13,308	800,210
Insteel Industries Inc.	4,140	51,709
Littelfuse Inc.	4,852	228,335
Molex Inc.(b)	30,795	699,662
Powell Industries Inc.(a)	1,797	59,085
Power-One Inc.(a)(b)	14,654	149,471
PowerSecure International Inc.(a)	3,991	31,050
SatCon Technology Corp.(a)	26,375	118,688

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

SunPower Corp. Class A(a)(b)	22,834	292,960
Universal Display Corp.(a)	6,318	193,647
Vicor Corp.(b)	4,362	71,537

		17,972,990
ELECTRONICS—0.95%
Agilent Technologies Inc.(a)	79,881	3,309,470
American Science and Engineering Inc.	2,151	183,330
Amphenol Corp. Class A	39,898	2,105,816
Analogic Corp.	3,186	157,739
Applied Energetics Inc.(a)	17,726	15,083
Arrow Electronics Inc.(a)	27,991	958,692
Avnet Inc.(a)	35,270	1,164,968
AVX Corp.	11,294	174,266
Badger Meter Inc.	3,237	143,140
Ballantyne Strong Inc.(a)	3,238	25,159
Bel Fuse Inc. Class B	2,658	63,526
Benchmark Electronics Inc.(a)	15,362	278,974
Brady Corp. Class A	11,587	377,852
Checkpoint Systems Inc.(a)	8,824	181,333
Coherent Inc.(a)	5,444	245,742
CTS Corp.	8,016	88,657
Cubic Corp.	3,487	164,412
Cymer Inc.(a)	7,254	326,938
Daktronics Inc.	7,104	113,096
DDi Corp.	4,755	55,919
Dionex Corp.(a)	4,032	475,816
Dolby Laboratories Inc. Class A(a)	12,447	830,215
Electro Scientific Industries Inc.(a)	5,968	95,667
FARO Technologies Inc.(a)	3,644	119,669
FEI Co.(a)	9,095	240,199
FLIR Systems Inc.(a)	35,695	1,061,926
Garmin Ltd.(b)	24,804	768,676
Gentex Corp.	31,129	920,173
II-VI Inc.(a)	5,212	241,628
Itron Inc.(a)	9,283	514,742
Jabil Circuit Inc.	41,811	839,983
L-1 Identity Solutions Inc.(a)	18,489	220,204
LaBarge Inc.(a)	2,798	43,957
Measurement Specialties Inc.(a)	3,245	95,241
Methode Electronics Inc.	9,095	117,962
Mettler-Toledo International Inc.(a)	7,542	1,140,426
Multi-Fineline Electronix Inc.(a)	2,031	53,801
National Instruments Corp.	13,210	497,224
NVE Corp.(a)	1,046	60,490
OSI Systems Inc.(a)	3,411	124,024
OYO Geospace Corp.(a)	888	88,010
Park Electrochemical Corp.	4,503	135,090
PerkinElmer Inc.	27,323	705,480
Plexus Corp.(a)	9,435	291,919
Pulse Electronics Corp.	9,500	50,540
Rofin-Sinar Technologies Inc.(a)	6,033	213,810
Rogers Corp.(a)	4,025	153,956
Sanmina-SCI Corp.(a)	16,348	187,675
Sonic Solutions Inc.(a)	7,160	107,400
Spectrum Control Inc.(a)	2,548	38,195
SRS Labs Inc.(a)	3,089	27,214
Stoneridge Inc.(a)	3,231	51,018
Taser International Inc.(a)(b)	13,925	65,448
Thermo Fisher Scientific Inc.(a)	93,993	5,203,452
Thomas & Betts Corp.(a)	11,534	557,092
Trimble Navigation Ltd.(a)	28,191	1,125,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

TTM Technologies Inc.(a)	18,919	282,082
UQM Technologies Inc.(a)	2,471	5,659
Viasystems Group Inc.(a)	984	19,818
Vishay Intertechnology Inc.(a)	34,886	512,126
Vishay Precision Group Inc.(a)	2,572	48,456
Waters Corp.(a)	21,376	1,661,129
Watts Water Technologies Inc. Class A	7,035	257,411
Woodward Governor Co.	13,932	523,286
X-Rite Inc.(a)	6,181	28,247
Zygo Corp.(a)	3,637	44,481

		30,980,796
ENERGY - ALTERNATE SOURCES—0.08%
Clean Energy Fuels Corp.(a)(b)	7,929	109,737
Comverge Inc.(a)	5,088	35,158
Covanta Holding Corp.	30,440	523,264
Ener1 Inc.(a)(b)	11,879	45,021
Evergreen Solar Inc.(a)(b)	47,287	27,568
First Solar Inc.(a)(b)	12,441	1,619,072
FuelCell Energy Inc.(a)(b)	19,246	44,458
Green Plains Renewable Energy Inc.(a)(b)	2,151	24,220
GT Solar International Inc.(a)	12,419	113,261
Headwaters Inc.(a)	14,663	67,157
Hoku Corp.(a)(b)	3,887	10,262
Syntroleum Corp.(a)(b)	13,155	24,337

		2,643,515
ENGINEERING & CONSTRUCTION—0.33%
AECOM Technology Corp.(a)	23,482	656,792
Argan Inc.(a)(b)	1,628	15,092
Chicago Bridge & Iron Co. NV(a)	22,863	752,193
Dycom Industries Inc.(a)	9,224	136,054
EMCOR Group Inc.(a)	15,677	454,319
Fluor Corp.	40,502	2,683,663
Granite Construction Inc.	8,042	220,592
Insituform Technologies Inc. Class A(a)	8,940	236,999
Jacobs Engineering Group Inc.(a)	28,838	1,322,222
KBR Inc.	34,598	1,054,201
Layne Christensen Co.(a)	4,382	150,828
McDermott International Inc.(a)	53,523	1,107,391
Mistras Group Inc.(a)	2,364	31,867
MYR Group Inc.(a)	3,887	81,627
Orion Marine Group Inc.(a)	6,260	72,616
Shaw Group Inc. (The)(a)	19,604	671,045
Sterling Construction Co. Inc.(a)	4,250	55,420
Tutor Perini Corp.	6,134	131,329
URS Corp.(a)	19,409	807,608
VSE Corp.	921	30,411

		10,672,269
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	3,181	123,296
Bally Technologies Inc.(a)	13,160	555,220
Bluegreen Corp.(a)	2,274	7,322
Carmike Cinemas Inc.(a)	2,666	20,582
Churchill Downs Inc.	2,847	123,560
Cinemark Holdings Inc.	13,931	240,170
DreamWorks Animation SKG Inc. Class A(a)	17,070	503,053
Empire Resorts Inc.(a)	5,791	5,965
International Game Technology	68,703	1,215,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

International Speedway Corp. Class A	7,167	187,560
Isle of Capri Casinos Inc.(a)	3,585	36,639
Lions Gate Entertainment Corp.(a)	11,600	75,516
Madison Square Garden Inc. Class A(a)	13,922	358,909
National CineMedia Inc.	12,339	245,669
Penn National Gaming Inc.(a)	15,883	558,287
Pinnacle Entertainment Inc.(a)	14,083	197,444
Regal Entertainment Group Class A	19,644	230,621
Scientific Games Corp. Class A(a)	14,852	147,926
Shuffle Master Inc.(a)	13,651	156,304
Speedway Motorsports Inc.	3,180	48,718
Steinway Musical Instruments Inc.(a)	1,791	35,551
Vail Resorts Inc.(a)	8,592	447,128
Warner Music Group Corp.(a)	10,962	61,716

		5,582,512
ENVIRONMENTAL CONTROL—0.35%
Calgon Carbon Corp.(a)	12,567	190,013
Casella Waste Systems Inc. Class A(a)	5,695	40,378
Clean Harbors Inc.(a)	4,985	419,139
Darling International Inc.(a)	18,162	241,191
Energy Recovery Inc.(a)(b)	7,359	26,934
EnergySolutions Inc.	17,528	97,631
Fuel Tech Inc.(a)(b)	4,033	39,161
Met-Pro Corp.	3,490	41,217
Metalico Inc.(a)	6,198	36,444
Mine Safety Appliances Co.	6,121	190,547
Nalco Holding Co.	30,044	959,605
Rentech Inc.(a)	22,547	27,507
Republic Services Inc.	74,580	2,226,959
Stericycle Inc.(a)	19,497	1,577,697
Tetra Tech Inc.(a)	14,303	358,433
US Ecology Inc.	4,755	82,642
Waste Connections Inc.	26,400	726,792
Waste Management Inc.	110,632	4,079,002

		11,361,292
FOOD—1.73%
Arden Group Inc. Class A	214	17,655
B&G Foods Inc. Class A	11,302	155,176
Bridgford Foods Corp.	415	5,914
Cal-Maine Foods Inc.(b)	3,290	103,898
Calavo Growers Inc.	2,438	56,196
Campbell Soup Co.	42,526	1,477,779
Chiquita Brands International Inc.(a)	10,831	151,851
ConAgra Foods Inc.	102,225	2,308,241
Corn Products International Inc.	17,354	798,284
Dean Foods Co.(a)	42,574	376,354
Del Monte Foods Co.	43,937	826,016
Diamond Foods Inc.	5,151	273,930
Dole Food Co. Inc.(a)(b)	8,475	114,497
Flowers Foods Inc.	16,238	436,965
Fresh Del Monte Produce Inc.	9,711	242,289
Fresh Market Inc. (The)(a)	3,145	129,574
General Mills Inc.	151,499	5,391,849
H.J. Heinz Co.	72,459	3,583,822
Hain Celestial Group Inc.(a)	9,227	249,683
Hershey Co. (The)	35,349	1,666,705
Hormel Foods Corp.	15,145	776,333
Imperial Sugar Co.	3,668	49,041
Ingles Markets Inc. Class A	2,755	52,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

J&J Snack Foods Corp.	3,195	154,127
J.M. Smucker Co. (The)	27,371	1,796,906
John B. Sanfilippo & Son Inc.(a)	1,807	22,479
Kellogg Co.	59,081	3,017,857
Kraft Foods Inc. Class A	365,973	11,531,809
Kroger Co. (The)	147,900	3,307,044
Lifeway Foods Inc.(a)(b)	1,083	10,343
M&F Worldwide Corp.(a)	2,703	62,439
McCormick & Co. Inc. NVS	30,557	1,421,817
Nash-Finch Co.	3,161	134,374
Pilgrim’s Pride Corp.(a)	7,315	51,863
Ralcorp Holdings Inc.(a)	12,891	838,044
Ruddick Corp.	9,849	362,837
Safeway Inc.	89,294	2,008,222
Sanderson Farms Inc.	5,417	212,076
Sara Lee Corp.	149,603	2,619,549
Seaboard Corp.	72	143,352
Seneca Foods Corp. Class A(a)	2,151	58,034
Smart Balance Inc.(a)	14,577	63,118
Smithfield Foods Inc.(a)	32,471	669,877
Snyders-Lance Inc.	4,862	113,965
Spartan Stores Inc.	4,918	83,360
SUPERVALU Inc.	50,102	482,482
Sysco Corp.	134,928	3,966,883
Tootsie Roll Industries Inc.(b)	5,800	168,026
TreeHouse Foods Inc.(a)	8,181	417,967
Tyson Foods Inc. Class A	68,774	1,184,288
United Natural Foods Inc.(a)	10,973	402,490
Village Super Market Inc. Class A	1,432	47,256
Weis Markets Inc.	2,757	111,190
Whole Foods Market Inc.(a)	31,347	1,585,845
Winn-Dixie Stores Inc.(a)	12,497	89,604

		56,384,471
FOREST PRODUCTS & PAPER—0.37%
Boise Inc.	14,807	117,420
Buckeye Technologies Inc.	8,552	179,678
Clearwater Paper Corp.(a)	2,777	217,439
Deltic Timber Corp.	2,438	137,357
Domtar Corp.	9,309	706,739
International Paper Co.	98,689	2,688,288
KapStone Paper and Packaging Corp.(a)	7,118	108,905
Louisiana-Pacific Corp.(a)	29,927	283,109
MeadWestvaco Corp.	39,475	1,032,666
Neenah Paper Inc.	3,348	65,889
P.H. Glatfelter Co.	10,155	124,602
Plum Creek Timber Co. Inc.(b)	37,487	1,403,888
Potlatch Corp.	9,572	311,569
Rayonier Inc.	18,483	970,727
Rock-Tenn Co. Class A	8,891	479,669
Schweitzer-Mauduit International Inc.	4,091	257,406
Temple-Inland Inc.	24,813	527,028
Verso Paper Corp.(a)	3,355	11,474
Wausau Paper Corp.	10,103	86,987
Weyerhaeuser Co.	123,066	2,329,639
Xerium Technologies Inc.(a)	1,710	27,275

		12,067,754
GAS—0.38%
AGL Resources Inc.	17,988	644,870
Atmos Energy Corp.	21,294	664,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Chesapeake Utilities Corp.	2,189	90,887
Energen Corp.	16,840	812,698
Laclede Group Inc. (The)	5,547	202,687
National Fuel Gas Co.	16,888	1,108,191
New Jersey Resources Corp.	9,804	422,650
Nicor Inc.	10,464	522,363
NiSource Inc.	64,454	1,135,679
Northwest Natural Gas Co.	6,269	291,320
Piedmont Natural Gas Co.	16,861	471,434
Sempra Energy	56,793	2,980,497
South Jersey Industries Inc.	6,769	357,539
Southern Union Co.	27,201	654,728
Southwest Gas Corp.	10,540	386,502
UGI Corp.	25,360	800,869
Vectren Corp.	18,913	480,012
WGL Holdings Inc.	11,905	425,842

		12,453,141
HAND & MACHINE TOOLS—0.19%
Baldor Electric Co.	10,702	674,654
Franklin Electric Co. Inc.	5,684	221,221
Kennametal Inc.	19,130	754,870
Lincoln Electric Holdings Inc.	9,963	650,285
Regal Beloit Corp.	9,095	607,182
Snap-on Inc.	13,435	760,152
Stanley Black & Decker Inc.	36,871	2,465,564

		6,133,928
HEALTH CARE - PRODUCTS—3.39%
Abaxis Inc.(a)	4,818	129,363
ABIOMED Inc.(a)	8,032	77,188
Accuray Inc.(a)	9,881	66,697
Alcon Inc.	15,670	2,560,478
Alere Inc.(a)	19,056	697,450
Align Technology Inc.(a)	13,791	269,476
Alphatec Holdings Inc.(a)	9,141	24,681
American Medical Systems Holdings Inc.(a)	17,729	334,369
AngioDynamics Inc.(a)	6,446	99,075
Arthrocare Corp.(a)	5,298	164,556
Atrion Corp.	353	63,349
Baxter International Inc.	135,854	6,876,929
Beckman Coulter Inc.	16,168	1,216,319
Becton, Dickinson and Co.	53,460	4,518,439
Boston Scientific Corp.(a)	348,168	2,635,632
Bruker Corp.(a)	17,433	289,388
C.R. Bard Inc.	21,844	2,004,624
Caliper Life Sciences Inc.(a)	12,355	78,331
Cantel Medical Corp.	2,588	60,559
CardioNet Inc.(a)	5,445	25,483
CareFusion Corp.(a)	41,817	1,074,697
Cepheid Inc.(a)(b)	13,122	298,525
Cerus Corp.(a)	3,071	7,555
Clinical Data Inc.(a)(b)	2,789	44,373
Conceptus Inc.(a)	7,815	107,847
CONMED Corp.(a)	6,652	175,812
Cooper Companies Inc. (The)	10,503	591,739
Covidien PLC	113,996	5,205,057
Cutera Inc.(a)	2,712	22,482
Cyberonics Inc.(a)	6,706	208,020
Cynosure Inc. Class A(a)	1,709	17,483
Delcath Systems Inc.(a)(b)	8,804	86,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

DENTSPLY International Inc.	34,078	1,164,445
DexCom Inc.(a)	13,716	187,223
Edwards Lifesciences Corp.(a)	26,131	2,112,430
Endologix Inc.(a)	13,435	96,060
Exactech Inc.(a)	1,650	31,053
Female Health Co. (The)	4,634	26,367
Gen-Probe Inc.(a)	11,645	679,486
Haemonetics Corp.(a)	5,967	376,995
Hanger Orthopedic Group Inc.(a)	5,661	119,957
Hansen Medical Inc.(a)	8,023	11,794
HeartWare International Inc.(a)	2,303	201,674
Henry Schein Inc.(a)	20,379	1,251,067
Hill-Rom Holdings Inc.	14,979	589,723
Hologic Inc.(a)	60,181	1,132,606
ICU Medical Inc.(a)	2,852	104,098
IDEXX Laboratories Inc.(a)	13,481	933,155
Immucor Inc.(a)	16,690	330,963
Insulet Corp.(a)	8,227	127,518
Intuitive Surgical Inc.(a)	8,961	2,309,698
Invacare Corp.	6,603	199,146
IRIS International Inc.(a)	4,285	43,836
Johnson & Johnson	629,295	38,921,896
Kensey Nash Corp.(a)	1,601	44,556
Kinetic Concepts Inc.(a)	14,441	604,789
LCA-Vision Inc.(a)	5,020	28,865
Luminex Corp.(a)	9,626	175,963
MAKO Surgical Corp.(a)(b)	7,375	112,247
Masimo Corp.	12,314	357,968
Medical Action Industries Inc.(a)	3,178	30,445
Medtronic Inc.	251,588	9,331,399
MELA Sciences Inc.(a)(b)	5,962	19,973
Merge Healthcare Inc.(a)	5,229	19,504
Meridian Bioscience Inc.	9,364	216,870
Merit Medical Systems Inc.(a)	6,134	97,101
Metabolix Inc.(a)(b)	5,500	66,935
Microvision Inc.(a)(b)	19,635	36,521
Natus Medical Inc.(a)	6,255	88,696
NuVasive Inc.(a)(b)	9,217	236,416
NxStage Medical Inc.(a)	6,275	156,122
OraSure Technologies Inc.(a)	10,372	59,639
Orthofix International NV(a)	3,777	109,533
Orthovita Inc.(a)	15,414	30,982
Palomar Medical Technologies Inc.(a)	4,150	58,972
Patterson Companies Inc.	23,851	730,556
PSS World Medical Inc.(a)	13,840	312,784
PURE Bioscience(a)(b)	7,968	17,689
Quidel Corp.(a)	6,385	92,263
ResMed Inc.(a)(b)	33,804	1,170,971
Rochester Medical Corp.(a)	2,189	23,904
Sirona Dental Systems Inc.(a)	6,886	287,697
Solta Medical Inc.(a)	4,087	12,465
SonoSite Inc.(a)	3,728	117,805
Spectranetics Corp.(a)	6,983	36,032
St. Jude Medical Inc.(a)	75,317	3,219,802
Staar Surgical Co.(a)	3,019	18,416
Stereotaxis Inc.(a)(b)	5,903	22,608
Steris Corp.	13,811	503,549
Stryker Corp.	72,183	3,876,227
SurModics Inc.(a)	3,417	40,560
Symmetry Medical Inc.(a)	7,904	73,112
Syneron Medical Ltd.(a)	5,489	55,933
Synovis Life Technologies Inc.(a)	2,850	45,914
TECHNE Corp.	8,733	573,496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Thoratec Corp.(a)	13,067	370,057
TomoTherapy Inc.(a)	9,514	34,346
Unilife Corp.(a)(b)	6,838	36,241
Varian Medical Systems Inc.(a)	27,894	1,932,496
Vascular Solutions Inc.(a)	3,362	39,403
Vital Images Inc.(a)	3,774	52,761
Volcano Corp.(a)	11,009	300,656
West Pharmaceutical Services Inc.	7,676	316,251
Wright Medical Group Inc.(a)	8,908	138,341
Young Innovations Inc.	1,161	37,164
Zimmer Holdings Inc.(a)	46,714	2,507,608
Zoll Medical Corp.(a)	5,455	203,090

		110,067,138
HEALTH CARE - SERVICES—1.14%
Aetna Inc.	91,695	2,797,615
Air Methods Corp.(a)	2,384	134,148
Alliance Healthcare Services Inc.(a)	5,781	24,511
Allied Healthcare International Inc.(a)	10,275	25,790
Almost Family Inc.(a)	2,151	82,641
Amedisys Inc.(a)	6,608	221,368
America Service Group Inc.	1,700	25,738
American Dental Partners Inc.(a)	4,381	59,187
AMERIGROUP Corp.(a)	12,173	534,638
AmSurg Corp.(a)	7,750	162,363
Assisted Living Concepts Inc. Class A(a)	2,728	88,742
Bio-Reference Laboratories Inc.(a)	6,157	136,562
Brookdale Senior Living Inc.(a)	20,476	438,391
Capital Senior Living Corp.(a)	5,213	34,927
Centene Corp.(a)	10,962	277,777
Community Health Systems Inc.(a)	21,859	816,871
Continucare Corp.(a)	8,513	39,841
Covance Inc.(a)(b)	15,002	771,253
Coventry Health Care Inc.(a)	33,577	886,433
DaVita Inc.(a)	22,277	1,548,029
Emeritus Corp.(a)	4,401	86,744
Ensign Group Inc. (The)	2,636	65,557
Five Star Quality Care Inc.(a)	7,220	51,045
Genoptix Inc.(a)	3,887	73,931
Gentiva Health Services Inc.(a)	6,491	172,661
Health Management Associates Inc. Class A(a)	58,436	557,479
Health Net Inc.(a)	23,441	639,705
HealthSouth Corp.(a)	21,784	451,147
Healthways Inc.(a)	8,031	89,626
Humana Inc.(a)	39,000	2,134,860
IPC The Hospitalist Co. Inc.(a)(b)	3,720	145,117
Kindred Healthcare Inc.(a)	9,004	165,404
Laboratory Corp. of America Holdings(a)	23,821	2,094,342
LHC Group Inc.(a)	3,290	98,700
LifePoint Hospitals Inc.(a)	12,564	461,727
Lincare Holdings Inc.	22,983	616,634
Magellan Health Services Inc.(a)	7,472	353,276
MedCath Corp.(a)	4,009	55,926
MEDNAX Inc.(a)	10,808	727,270
Metropolitan Health Networks Inc.(a)	10,397	46,475
Molina Healthcare Inc.(a)	2,880	80,208
National Healthcare Corp.	2,018	93,373
Neostem Inc.(a)(b)	5,801	8,179
Quest Diagnostics Inc.	32,266	1,741,396
RehabCare Group Inc.(a)	5,623	133,265
Select Medical Holdings Corp.(a)	7,998	58,465
Skilled Healthcare Group Inc. Class A(a)	5,055	45,394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Sun Healthcare Group Inc.(a)	6,211	78,631
Sunrise Senior Living Inc.(a)	10,353	56,424
Tenet Healthcare Corp.(a)	113,845	761,623
Triple-S Management Corp. Class B(a)	5,373	102,517
U.S. Physical Therapy Inc.(a)	2,733	54,168
UnitedHealth Group Inc.	259,064	9,354,801
Universal Health Services Inc. Class B	21,015	912,471
WellCare Health Plans Inc.(a)	10,286	310,843
WellPoint Inc.(a)	90,978	5,173,009

		37,159,218
HOLDING COMPANIES - DIVERSIFIED—0.04%
Harbinger Group Inc.(a)	2,898	17,939
Heckmann Corp.(a)	22,810	114,734
Leucadia National Corp.	44,336	1,293,724
Primoris Services Corp.(b)	1,976	18,851

		1,445,248
HOME BUILDERS—0.16%
Beazer Homes USA Inc.(a)(b)	14,841	79,993
Brookfield Homes Corp.(a)(b)	2,545	23,923
Cavco Industries Inc.(a)	1,537	71,763
D.R. Horton Inc.	64,621	770,928
Hovnanian Enterprises Inc. Class A(a)(b)	11,422	46,716
KB Home	17,566	236,965
Lennar Corp. Class A	37,041	694,519
M.D.C. Holdings Inc.	8,764	252,140
M/I Homes Inc.(a)	4,025	61,904
Meritage Homes Corp.(a)	7,684	170,585
NVR Inc.(a)	1,357	937,714
Pulte Group Inc.(a)	78,336	589,087
Ryland Group Inc.	10,568	179,973
Skyline Corp.	1,563	40,763
Standard-Pacific Corp.(a)	27,323	125,686
Thor Industries Inc.	8,154	276,910
Toll Brothers Inc.(a)	32,193	611,667
Winnebago Industries Inc.(a)(b)	7,068	107,434

		5,278,670
HOME FURNISHINGS—0.12%
American Woodmark Corp.	2,644	64,884
Audiovox Corp. Class A(a)	3,721	32,112
DTS Inc.(a)	4,123	202,233
Ethan Allen Interiors Inc.	5,962	119,300
Furniture Brands International Inc.(a)	10,831	55,671
Harman International Industries Inc.(a)	16,210	750,523
Hooker Furniture Corp.	2,661	37,600
Kimball International Inc. Class B	8,720	60,168
La-Z-Boy Inc.(a)(b)	11,491	103,649
Sealy Corp.(a)(b)	10,096	29,480
Tempur-Pedic International Inc.(a)	15,547	622,813
TiVo Inc.(a)	26,226	226,330
Universal Electronics Inc.(a)	3,273	92,855
Whirlpool Corp.	17,282	1,535,160

		3,932,778
HOUSEHOLD PRODUCTS & WARES—0.50%
ACCO Brands Corp.(a)	12,118	103,245
American Greetings Corp. Class A	8,982	199,041

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Avery Dennison Corp.	25,531	1,080,983
Blyth Inc.	1,486	51,237
Central Garden & Pet Co. Class A(a)	12,902	127,472
Church & Dwight Co. Inc.	16,463	1,136,276
Clorox Co. (The)	32,382	2,049,133
CSS Industries Inc.	1,756	36,191
Ennis Inc.	5,795	99,095
Fortune Brands Inc.	35,058	2,112,244
Fossil Inc.(a)	11,863	836,104
Helen of Troy Ltd.(a)(b)	6,822	202,886
Jarden Corp.	20,655	637,620
Kid Brands Inc.(a)	2,876	24,590
Kimberly-Clark Corp.	94,686	5,969,005
Oil-Dri Corp. of America	1,384	29,742
Prestige Brands Holdings Inc.(a)	7,639	91,286
Scotts Miracle-Gro Co. (The) Class A	10,289	522,373
Spectrum Brands Holdings Inc.(a)	3,115	97,095
Standard Register Co. (The)	4,047	13,800
Summer Infant Inc.(a)	2,460	18,647
Tupperware Brands Corp.	14,546	693,408
WD-40 Co.	4,215	169,780

		16,301,253
HOUSEWARES—0.06%
Libbey Inc.(a)	5,187	80,243
Lifetime Brands Inc.(a)	639	8,971
National Presto Industries Inc.	1,066	138,591
Newell Rubbermaid Inc.	66,532	1,209,552
Toro Co. (The)	7,140	440,109

		1,877,466
INSURANCE—3.98%
ACE Ltd.	77,515	4,825,309
Aflac Inc.	107,544	6,068,708
Alleghany Corp.(a)	1,515	464,151
Allied World Assurance Co. Holdings Ltd.	9,726	578,113
Allstate Corp. (The)	123,264	3,929,656
Alterra Capital Holdings Ltd.	20,579	445,330
American Equity Investment Life Holding Co.	12,799	160,627
American Financial Group Inc.	19,969	644,799
American International Group Inc.(a)(b)	28,032	1,615,204
American National Insurance Co.	1,823	156,085
American Safety Insurance Holdings Ltd.(a)(b)	2,484	53,108
Amerisafe Inc.(a)	4,238	74,165
AmTrust Financial Services Inc.	6,155	107,713
Aon Corp.	74,943	3,448,127
Arch Capital Group Ltd.(a)(b)	11,033	971,456
Argo Group International Holdings Ltd.	7,107	266,157
Arthur J. Gallagher & Co.	23,851	693,587
Aspen Insurance Holdings Ltd.	18,045	516,448
Assurant Inc.	24,786	954,757
Assured Guaranty Ltd.	41,526	735,010
Axis Capital Holdings Ltd.	26,870	964,096
Baldwin & Lyons Inc. Class B	1,811	42,613
Berkshire Hathaway Inc. Class B(a)	394,613	31,612,447
Brown & Brown Inc.	26,667	638,408
Chubb Corp. (The)	69,647	4,153,747
CIGNA Corp.	63,746	2,336,928
Cincinnati Financial Corp.	33,831	1,072,104
Citizens Inc.(a)(b)	9,726	72,459
CNA Financial Corp.(a)	6,741	182,344

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

CNA Surety Corp.(a)	3,674	87,000
CNO Financial Group Inc.(a)	52,495	355,916
Crawford & Co. Class B(a)	5,757	19,574
Delphi Financial Group Inc. Class A	11,104	320,239
Donegal Group Inc. Class A	2,922	42,311
eHealth Inc.(a)	5,831	82,742
EMC Insurance Group Inc.	1,187	26,874
Employers Holdings Inc.	8,461	147,898
Endurance Specialty Holdings Ltd.(b)	9,444	435,085
Enstar Group Ltd.(a)	1,598	135,159
Erie Indemnity Co. Class A	6,895	451,416
Everest Re Group Ltd.	12,603	1,068,986
FBL Financial Group Inc. Class A	3,267	93,665
Fidelity National Financial Inc. Class A	53,964	738,228
First American Financial Corp.	23,517	351,344
First Mercury Financial Corp.	3,887	63,747
Flagstone Reinsurance Holdings SA	9,963	125,534
FPIC Insurance Group Inc.(a)	2,728	100,827
Genworth Financial Inc. Class A(a)	112,458	1,477,698
Gerova Financial Group Ltd.(a)(b)	301	9,030
Global Indemnity PLC(a)	3,981	81,411
Greenlight Capital Re Ltd. Class A(a)	6,728	180,378
Hallmark Financial Services Inc.(a)	3,127	28,456
Hanover Insurance Group Inc. (The)	10,467	489,018
Harleysville Group Inc.	3,004	110,367
Hartford Financial Services Group Inc. (The)	100,424	2,660,232
HCC Insurance Holdings Inc.	26,662	771,598
Horace Mann Educators Corp.	9,671	174,465
Infinity Property and Casualty Corp.	2,450	151,410
Kansas City Life Insurance Co.	1,016	33,558
Life Partners Holdings Inc.(b)	1,881	35,984
Lincoln National Corp.	69,855	1,942,668
Loews Corp.	72,218	2,810,002
Maiden Holdings Ltd.	11,391	89,533
Markel Corp.(a)	2,290	865,918
Marsh & McLennan Companies Inc.	122,658	3,353,470
MBIA Inc.(a)(b)	34,066	408,451
Meadowbrook Insurance Group Inc.	13,744	140,876
Mercury General Corp.	6,183	265,931
MetLife Inc.	148,746	6,610,272
MGIC Investment Corp.(a)	46,636	475,221
Montpelier Re Holdings Ltd.	14,304	285,222
National Interstate Corp.	1,139	24,375
National Western Life Insurance Co. Class A	557	92,863
Navigators Group Inc. (The)(a)	2,847	143,346
Old Republic International Corp.	60,627	826,346
OneBeacon Insurance Group Ltd.	4,799	72,753
PartnerRe Ltd.	18,151	1,458,433
Phoenix Companies Inc. (The)(a)	26,583	67,521
Platinum Underwriters Holdings Ltd.	9,368	421,279
PMI Group Inc. (The)(a)	33,749	111,372
Presidential Life Corp.	4,905	48,707
Primerica Inc.	4,252	103,111
Primus Guaranty Ltd.(a)(b)	4,304	21,864
Principal Financial Group Inc.	73,498	2,393,095
ProAssurance Corp.(a)	6,887	417,352
Progressive Corp. (The)	153,729	3,054,595
Protective Life Corp.	19,961	531,761
Prudential Financial Inc.	105,991	6,222,732
Radian Group Inc.	31,442	253,737
Reinsurance Group of America Inc.	17,061	916,346
RenaissanceRe Holdings Ltd.	12,518	797,271
RLI Corp.	4,396	231,098

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Safety Insurance Group Inc.	3,188	151,653
SeaBright Insurance Holdings Inc.	4,616	42,560
Selective Insurance Group Inc.	12,931	234,698
StanCorp Financial Group Inc.	10,182	459,615
State Auto Financial Corp.	3,276	57,068
Stewart Information Services Corp.(b)	4,015	46,293
Symetra Financial Corp.	8,297	113,669
Torchmark Corp.	19,139	1,143,364
Tower Group Inc.	8,004	204,742
Transatlantic Holdings Inc.	14,135	729,649
Travelers Companies Inc. (The)	107,503	5,988,992
United Fire & Casualty Co.	5,623	125,505
Unitrin Inc.	10,630	260,860
Universal American Corp.	6,687	136,749
Universal Insurance Holdings Inc.	4,206	20,483
Unum Group	76,498	1,852,782
Validus Holdings Ltd.	16,827	515,074
W.R. Berkley Corp.	27,427	750,951
Wesco Financial Corp.	340	125,259
White Mountains Insurance Group Ltd.	1,801	604,416
XL Group PLC	74,075	1,616,316

		129,272,025
INTERNET—2.80%
1-800-FLOWERS.COM Inc.(a)	5,393	14,507
AboveNet Inc.	5,406	316,035
Akamai Technologies Inc.(a)	41,490	1,952,104
Amazon.com Inc.(a)	79,805	14,364,900
Ancestry.com Inc.(a)	4,044	114,526
AOL Inc.(a)	23,119	548,151
Archipelago Learning Inc.(a)	1,704	16,716
Ariba Inc.(a)	19,832	465,854
Art Technology Group Inc.(a)	36,871	220,489
Blue Coat Systems Inc.(a)	9,963	297,595
Blue Nile Inc.(a)(b)	3,187	181,850
BroadSoft Inc.(a)	1,709	40,811
Cogent Communications Group Inc.(a)	11,224	158,707
comScore Inc.(a)	5,623	125,449
Constant Contact Inc.(a)(b)	5,623	174,257
DealerTrack Holdings Inc.(a)	8,547	171,538
Dice Holdings Inc.(a)	3,756	53,899
Digital River Inc.(a)	9,095	313,050
Drugstore.com Inc.(a)	19,358	42,781
EarthLink Inc.	24,393	209,780
eBay Inc.(a)	262,094	7,294,076
ePlus Inc.(a)	878	20,756
Equinix Inc.(a)	10,283	835,597
eResearchTechnology Inc.(a)	10,485	77,065
Expedia Inc.	46,533	1,167,513
F5 Networks Inc.(a)	18,167	2,364,617
Global Sources Ltd.(a)	3,887	37,004
Google Inc. Class A(a)	55,590	33,018,792
GSI Commerce Inc.(a)	14,414	334,405
IAC/InterActiveCorp(a)	16,420	471,254
InfoSpace Inc.(a)	7,253	60,200
Internap Network Services Corp.(a)	11,028	67,050
Internet Capital Group Inc.(a)	8,675	123,358
IntraLinks Holdings Inc.(a)	2,512	46,999
j2 Global Communications Inc.(a)	10,127	293,177
Keynote Systems Inc.	3,514	51,375
KIT Digital Inc.(a)(b)	4,515	72,421
Knot Inc. (The)(a)	8,110	80,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Liberty Media Corp. - Liberty Interactive Group Series A(a)	135,002	2,128,982
Lionbridge Technologies Inc.(a)	12,958	47,815
Liquidity Services Inc.(a)	4,360	61,258
Local.com Corp.(a)(b)	3,659	23,747
LoopNet Inc.(a)	3,887	43,185
McAfee Inc.(a)	35,968	1,665,678
MediaMind Technologies Inc.(a)	1,221	16,728
ModusLink Global Solutions Inc.(a)	11,005	73,733
Move Inc.(a)	35,483	91,191
Netflix Inc.(a)	9,202	1,616,791
Network Engines Inc.(a)	8,227	12,505
NIC Inc.	11,795	114,529
NutriSystem Inc.(b)	6,951	146,180
Online Resources Corp.(a)	6,914	32,150
OpenTable Inc.(a)(b)	3,458	243,720
Openwave Systems Inc.(a)	17,875	37,895
Orbitz Worldwide Inc.(a)	7,701	43,049
Overstock.com Inc.(a)(b)	3,659	60,300
PCTEL Inc.(a)	4,900	29,400
Perficient Inc.(a)	6,634	82,925
Priceline.com Inc.(a)	10,760	4,299,158
QuinStreet Inc.(a)(b)	2,371	45,547
Rackspace Hosting Inc.(a)(b)	22,165	696,203
ReachLocal Inc.(a)(b)	1,102	21,941
RealNetworks Inc.(a)	17,540	73,668
RightNow Technologies Inc.(a)	4,530	107,225
S1 Corp.(a)	12,288	84,787
Safeguard Scientifics Inc.(a)	4,536	77,475
Sapient Corp.	23,605	285,620
Shutterfly Inc.(a)	5,340	187,060
Sourcefire Inc.(a)	5,623	145,804
SPS Commerce Inc.(a)	1,081	17,080
Stamps.com Inc.	2,963	39,260
Support.com Inc.(a)	10,697	69,317
Symantec Corp.(a)	183,255	3,067,689
TechTarget Inc.(a)	1,728	13,703
TeleCommunication Systems Inc.(a)	10,344	48,306
Terremark Worldwide Inc.(a)	15,138	196,037
TIBCO Software Inc.(a)	38,645	761,693
Travelzoo Inc.(a)	1,283	52,885
United Online Inc.	19,563	129,116
US Auto Parts Network Inc.(a)	2,292	19,253
ValueClick Inc.(a)	19,865	318,436
Vasco Data Security International Inc.(a)	5,904	47,999
VeriSign Inc.	39,414	1,287,655
Vitacost.com Inc.(a)(d)	2,596	11,098
Vocus Inc.(a)	3,784	104,665
WebMD Health Corp.(a)	13,065	667,099
Websense Inc.(a)	10,104	204,606
Yahoo! Inc.(a)	298,732	4,967,913
Zix Corp.(a)(b)	13,917	59,426

		90,878,270
INVESTMENT COMPANIES—0.10%
American Capital Ltd.(a)	80,271	606,849
Apollo Investment Corp.	41,679	461,386
Ares Capital Corp.	44,617	735,288
Arlington Asset Investment Corp. Class A	1,591	38,168
BlackRock Kelso Capital Corp.(c)	14,944	165,281
Capital Southwest Corp.	712	73,906
Fifth Street Finance Corp.	11,523	139,889
Gladstone Capital Corp.(b)	5,554	63,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Gladstone Investment Corp.	5,140	39,321
Golub Capital BDC Inc.	1,691	28,950
Harris & Harris Group Inc.(a)	5,384	23,582
Hercules Technology Growth Capital Inc.	7,428	76,954
Kayne Anderson Energy Development Co.	2,301	41,441
Main Street Capital Corp.	1,592	28,958
MCG Capital Corp.	17,189	119,807
Medallion Financial Corp.	3,453	28,315
MVC Capital Inc.	5,408	78,957
NGP Capital Resources Co.	5,805	53,406
PennantPark Investment Corp.	8,784	107,516
PennyMac Mortgage Investment Trust(c)	3,466	62,908
Prospect Capital Corp.	19,921	215,147
Solar Capital Ltd.	1,321	32,734
THL Credit Inc.	2,065	26,866
TICC Capital Corp.	5,480	61,431
Triangle Capital Corp.	2,020	38,380

		3,349,422
IRON & STEEL—0.36%
AK Steel Holding Corp.	25,978	425,260
Allegheny Technologies Inc.	21,963	1,211,918
Carpenter Technology Corp.	10,526	423,566
Cliffs Natural Resources Inc.	30,967	2,415,736
Gibraltar Industries Inc.(a)	5,765	78,231
Metals USA Holdings Corp.(a)	863	13,152
Nucor Corp.	71,327	3,125,549
Olympic Steel Inc.	1,926	55,238
Reliance Steel & Aluminum Co.	17,294	883,724
Schnitzer Steel Industries Inc. Class A	5,094	338,191
Shiloh Industries Inc.	1,196	14,292
Steel Dynamics Inc.	47,978	877,997
United States Steel Corp.(b)	32,998	1,927,743
Universal Stainless & Alloy Products Inc.(a)	1,529	47,827

		11,838,424
LEISURE TIME—0.31%
Ambassadors Group Inc.	5,174	59,501
Arctic Cat Inc.(a)	2,773	40,597
Brunswick Corp.	20,874	391,179
Callaway Golf Co.	16,242	131,073
Carnival Corp.	99,366	4,581,766
Harley-Davidson Inc.	53,168	1,843,335
Interval Leisure Group Inc.(a)	8,573	138,368
Johnson Outdoors Inc. Class A(a)	999	12,507
Life Time Fitness Inc.(a)(b)	9,340	382,847
Marine Products Corp.(a)	2,652	17,662
Multimedia Games Inc.(a)	5,528	30,846
Polaris Industries Inc.	7,359	574,149
Royal Caribbean Cruises Ltd.(a)	30,110	1,415,170
WMS Industries Inc.(a)	12,686	573,915

		10,192,915
LODGING—0.44%
Ameristar Casinos Inc.	6,006	93,874
Boyd Gaming Corp.(a)(b)	12,923	136,984
Choice Hotels International Inc.	6,733	257,672
Gaylord Entertainment Co.(a)(b)	7,682	276,091
Hyatt Hotels Corp. Class A(a)	10,384	475,172
Las Vegas Sands Corp.(a)	72,073	3,311,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Marcus Corp.	4,647	61,666
Marriott International Inc. Class A	62,309	2,588,316
MGM Resorts International(a)(b)	68,334	1,014,760
Monarch Casino & Resort Inc.(a)	2,681	33,512
Morgans Hotel Group Co.(a)	7,315	66,347
Orient-Express Hotels Ltd. Class A(a)	21,415	278,181
Red Lion Hotels Corp.(a)	3,104	24,770
Starwood Hotels & Resorts Worldwide Inc.	43,296	2,631,531
Wyndham Worldwide Corp.	41,717	1,249,841
Wynn Resorts Ltd.	17,372	1,803,908

		14,304,379
MACHINERY—1.36%
AGCO Corp.(a)	21,549	1,091,672
Alamo Group Inc.	1,483	41,257
Albany International Corp. Class A	6,604	156,449
Altra Holdings Inc.(a)	6,124	121,623
Applied Industrial Technologies Inc.	9,648	313,367
Astec Industries Inc.(a)	4,241	137,451
Babcock & Wilcox Co. (The)(a)	26,761	684,814
Briggs & Stratton Corp.	11,303	222,556
Bucyrus International Inc.	17,006	1,520,336
Cascade Corp.	2,202	104,111
Caterpillar Inc.	143,284	13,419,979
CNH Global NV(a)	5,623	268,442
Cognex Corp.	8,259	242,980
Columbus McKinnon Corp.(a)	4,245	86,258
Cummins Inc.	45,658	5,022,837
Deere & Co.	96,933	8,050,286
DXP Enterprises Inc.(a)	1,676	40,224
Flow International Corp.(a)	8,414	34,413
Flowserve Corp.	12,961	1,545,210
Gardner Denver Inc.	12,160	836,851
Gerber Scientific Inc.(a)	1,693	13,324
Gorman-Rupp Co. (The)	3,270	105,686
Graco Inc.	13,895	548,158
IDEX Corp.	19,017	743,945
Intermec Inc.(a)	8,520	107,863
Intevac Inc.(a)	4,650	65,146
iRobot Corp.(a)	5,103	126,963
Joy Global Inc.	23,429	2,032,466
Kadant Inc.(a)	3,182	75,000
Lindsay Corp.	2,896	172,109
Manitowoc Co. Inc. (The)	30,223	396,224
Middleby Corp. (The)(a)(b)	3,826	322,991
NACCO Industries Inc. Class A	1,361	147,492
Nordson Corp.	7,787	715,470
Park-Ohio Holdings Corp.(a)	1,790	37,429
Presstek Inc.(a)(b)	6,275	13,930
Robbins & Myers Inc.	6,263	224,090
Rockwell Automation Inc.	32,271	2,314,153
Sauer-Danfoss Inc.(a)	2,485	70,201
Tecumseh Products Co. Class A(a)	5,063	66,072
Tennant Co.	4,737	181,948
Terex Corp.(a)	24,719	767,278
Twin Disc Inc.	2,000	59,720
Wabtec Corp.	11,257	595,383
Zebra Technologies Corp. Class A(a)	13,180	500,708

		44,344,865

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	6,632	224,029

		224,029
MANUFACTURING—3.65%
3M Co.	162,694	14,040,492
A.O. Smith Corp.	7,771	295,920
Actuant Corp. Class A	15,901	423,285
Acuity Brands Inc.(b)	10,087	581,717
American Railcar Industries Inc.(a)	2,046	45,278
Ameron International Corp.	2,151	164,272
AptarGroup Inc.	15,908	756,744
AZZ Inc.	2,614	104,586
Barnes Group Inc.	10,485	216,725
Blount International Inc.(a)	10,942	172,446
Brink’s Co. (The)	11,699	314,469
Carlisle Companies Inc.	14,303	568,401
Ceradyne Inc.(a)	6,233	196,526
CLARCOR Inc.	11,889	509,919
Colfax Corp.(a)	5,038	92,750
Cooper Industries PLC(b)	38,602	2,250,111
Crane Co.	11,699	480,478
Danaher Corp.	121,835	5,746,957
Donaldson Co. Inc.	17,163	1,000,260
Dover Corp.	42,247	2,469,337
Eastman Kodak Co.(a)(b)	63,740	341,646
Eaton Corp.	38,097	3,867,226
EnPro Industries Inc.(a)	5,086	211,374
ESCO Technologies Inc.	5,965	225,716
Fabrinet(a)	2,244	48,246
Federal Signal Corp.	14,716	100,952
FreightCar America Inc.	2,727	78,919
General Electric Co.	2,436,007	44,554,568
GP Strategies Corp.(a)	3,373	34,539
Griffon Corp.(a)	10,381	132,254
Harsco Corp.	19,128	541,705
Hexcel Corp.(a)	22,199	401,580
Honeywell International Inc.	174,673	9,285,617
Illinois Tool Works Inc.	100,491	5,366,219
Ingersoll-Rand PLC	72,956	3,435,498
ITT Corp.	42,145	2,196,176
Koppers Holdings Inc.	5,193	185,805
Lancaster Colony Corp.	4,647	265,808
Leggett & Platt Inc.	32,531	740,406
LSB Industries Inc.(a)	3,757	91,145
Lydall Inc.(a)	1,216	9,789
Matthews International Corp. Class A	7,274	254,444
Myers Industries Inc.	8,288	80,725
Pall Corp.	26,262	1,302,070
Parker Hannifin Corp.	36,712	3,168,246
Pentair Inc.	21,702	792,340
PMFG Inc.(a)	2,969	48,692
Polypore International Inc.(a)	4,393	178,927
Raven Industries Inc.	3,573	170,396
Roper Industries Inc.	21,247	1,623,908
Smith & Wesson Holding Corp.(a)	15,171	56,740
SPX Corp.	11,479	820,634
Standex International Corp.	2,761	82,581
STR Holdings Inc.(a)(b)	6,942	138,840
Sturm, Ruger & Co. Inc.(b)	4,164	63,668
Teleflex Inc.	9,339	502,532

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Textron Inc.(b)	63,291	1,496,199
Tredegar Corp.	6,277	121,648
Trinity Industries Inc.	18,643	496,090
Tyco International Ltd.	116,557	4,830,122

		118,774,663
MEDIA—2.76%
A.H. Belo Corp. Class A(a)	1,416	12,319
Acacia Research Corp.(a)	8,347	216,521
Beasley Broadcast Group Inc. Class A(a)	1,004	6,014
Belo Corp. Class A(a)	19,764	139,929
Cablevision NY Group Class A	54,207	1,834,365
Cambium Learning Group Inc.(a)	3,795	13,055
CBS Corp. Class B NVS	155,343	2,959,284
Central European Media Enterprises Ltd. Class A(a)	7,846	159,666
CKX Inc.(a)	14,634	58,975
Comcast Corp. Class A	641,852	14,101,488
Courier Corp.	2,379	36,922
Crown Media Holdings Inc. Class A(a)(b)	3,598	9,427
Cumulus Media Inc. Class A(a)	4,979	21,460
Dex One Corp.(a)	10,211	76,174
DG FastChannel Inc.(a)	5,897	170,305
DIRECTV Class A(a)	185,222	7,395,915
Discovery Communications Inc. Series A(a)	65,413	2,727,722
DISH Network Corp. Class A(a)	46,705	918,220
Dolan Co. (The)(a)	7,359	102,437
E.W. Scripps Co. (The) Class A(a)	6,783	68,848
Entercom Communications Corp.(a)	2,707	31,347
Entravision Communications Corp. Class A(a)	3,627	9,321
Fisher Communications Inc.(a)	1,454	31,697
Gannett Co. Inc.	54,399	820,881
Gray Television Inc.(a)(b)	3,421	6,397
John Wiley & Sons Inc. Class A	9,963	450,726
Journal Communications Inc. Class A(a)	10,547	53,262
Lee Enterprises Inc.(a)(b)	3,194	7,857
Liberty Global Inc. Series A(a)(b)	54,072	1,913,067
Liberty Media Corp. - Liberty Capital Group Series A(a)	16,760	1,048,506
Liberty Media Corp. - Liberty Starz Group Series A(a)	11,620	772,498
Lin TV Corp. Class A(a)	6,113	32,399
LodgeNet Interactive Corp.(a)	6,113	25,980
Martha Stewart Living Omnimedia Inc. Class A(a)	5,980	26,432
McClatchy Co. (The) Class A(a)(b)	6,754	31,541
McGraw-Hill Companies Inc. (The)	72,432	2,637,249
Media General Inc. Class A(a)(b)	2,404	13,895
Mediacom Communications Corp. Class A(a)	8,803	74,473
Meredith Corp.	8,198	284,061
New York Times Co. (The) Class A(a)	27,986	274,263
News Corp. Class A NVS	520,660	7,580,810
Nexstar Broadcasting Group Inc.(a)	2,440	14,616
Outdoor Channel Holdings Inc.(a)	3,697	26,508
Playboy Enterprises Inc. Class B(a)	4,988	26,037
PRIMEDIA Inc.	6,875	28,875
Radio One Inc. Class D(a)	7,166	8,026
Scholastic Corp.	5,896	174,168
Scripps Networks Interactive Inc. Class A	19,965	1,033,189
Sinclair Broadcast Group Inc. Class A	11,077	90,610
Sirius XM Radio Inc.(a)	887,576	1,455,625
SuperMedia Inc.(a)(b)	1,812	15,783
Thomson Reuters Corp.	84,711	3,157,179
Time Warner Cable Inc.	80,835	5,337,535
Time Warner Inc.	260,173	8,369,765
Value Line Inc.(b)	255	3,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Viacom Inc. Class B NVS	138,035	5,467,566
Walt Disney Co. (The)	446,871	16,762,131
Washington Post Co. (The) Class B	1,283	563,879
Westwood One Inc.(a)(b)	1,208	11,029
World Wrestling Entertainment Inc.	5,085	72,410

		89,774,324
METAL FABRICATE & HARDWARE—0.26%
A.M. Castle & Co.(a)	4,272	78,648
Ampco-Pittsburgh Corp.	2,228	62,495
CIRCOR International Inc.	4,179	176,688
Commercial Metals Co.	26,654	442,190
Dynamic Materials Corp.	2,698	60,894
Haynes International Inc.	2,613	109,302
Kaydon Corp.	8,100	329,832
L.B. Foster Co. Class A(a)	2,409	98,624
Ladish Co. Inc.(a)	3,238	157,399
Lawson Products Inc.	928	23,098
Mueller Industries Inc.	8,472	277,034
Mueller Water Products Inc. Class A	36,482	152,130
Northwest Pipe Co.(a)	2,189	52,602
Omega Flex Inc.(a)	745	12,322
Precision Castparts Corp.	32,579	4,535,323
RBC Bearings Inc.(a)	4,835	188,952
Sun Hydraulics Corp.	3,384	127,915
Timken Co. (The)	20,106	959,659
TriMas Corp.(a)	3,160	64,654
Valmont Industries Inc.	4,914	436,019
Worthington Industries Inc.	11,530	212,152

		8,557,932
MINING—1.02%
Alcoa Inc.	231,288	3,559,522
Allied Nevada Gold Corp.(a)	17,105	450,033
AMCOL International Corp.	5,331	165,261
Brush Engineered Materials Inc.(a)	4,522	174,730
Capital Gold Corp.(a)	13,983	70,894
Century Aluminum Co.(a)	13,255	205,850
Coeur d’Alene Mines Corp.(a)(b)	20,716	565,961
Compass Minerals International Inc.	7,581	676,756
Contango ORE Inc.(a)	279	2,930
Freeport-McMoRan Copper & Gold Inc.	107,237	12,878,091
General Moly Inc.(a)	14,227	92,191
Globe Specialty Metals Inc.	14,940	255,325
Golden Star Resources Ltd.(a)(b)	52,682	241,810
Hecla Mining Co.(a)	60,605	682,412
Horsehead Holding Corp.(a)	10,281	134,064
Jaguar Mining Inc.(a)	16,365	116,682
Kaiser Aluminum Corp.	3,464	173,512
Molycorp Inc.(a)(b)	5,853	292,065
Newmont Mining Corp.	108,716	6,678,424
Noranda Aluminium Holding Corp.(a)	2,629	38,383
Royal Gold Inc.	12,233	668,289
RTI International Metals Inc.(a)	7,141	192,664
Southern Copper Corp.	38,985	1,900,129
Stillwater Mining Co.(a)	9,409	200,882
Thompson Creek Metals Co. Inc.(a)	36,934	543,668
Titanium Metals Corp.(a)	20,253	347,947
U.S. Energy Corp.(a)	1,977	12,020
United States Lime & Minerals Inc.(a)	352	14,830
Uranium Energy Corp.(a)(b)	15,955	96,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

US Gold Corp.(a)(b)	17,313	139,716
USEC Inc.(a)(b)	28,146	169,439
Vulcan Materials Co.(b)	29,497	1,308,487

		33,049,335
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	6,376	128,349

		128,349
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	48,130	1,163,783
Xerox Corp.	315,005	3,628,858

		4,792,641
OFFICE FURNISHINGS—0.04%
CompX International Inc.	268	3,082
Herman Miller Inc.	13,129	332,164
HNI Corp.	10,243	319,582
Interface Inc. Class A	12,260	191,869
Knoll Inc.	11,172	186,907
Steelcase Inc. Class A	17,477	184,732

		1,218,336
OIL & GAS—8.40%
Abraxas Petroleum Corp.(a)(b)	15,852	72,444
Alon USA Energy Inc.(b)	2,862	17,115
Anadarko Petroleum Corp.	112,610	8,576,378
Apache Corp.	87,320	10,411,164
Apco Oil and Gas International Inc.	1,998	114,885
Approach Resources Inc.(a)	4,449	102,772
Atlas Energy Inc.(a)	18,108	796,209
ATP Oil & Gas Corp.(a)	9,963	166,781
Atwood Oceanics Inc.(a)	13,125	490,481
Berry Petroleum Co. Class A	11,969	523,045
Bill Barrett Corp.(a)	10,354	425,860
BPZ Resources Inc.(a)(b)	22,465	106,933
Brigham Exploration Co.(a)	27,018	735,970
Cabot Oil & Gas Corp.	24,316	920,361
Callon Petroleum Co.(a)	1,869	11,064
CAMAC Energy Inc.(a)	4,071	8,101
Carrizo Oil & Gas Inc.(a)	7,613	262,572
Cheniere Energy Inc.(a)(b)	14,631	80,763
Chesapeake Energy Corp.	147,587	3,823,979
Chevron Corp.	458,302	41,820,058
Cimarex Energy Co.	18,882	1,671,623
Clayton Williams Energy Inc.(a)	1,350	113,360
Cobalt International Energy Inc.(a)	16,870	205,983
Comstock Resources Inc.(a)	10,831	266,009
Concho Resources Inc.(a)	23,410	2,052,355
ConocoPhillips	339,580	23,125,398
Contango Oil & Gas Co.(a)	3,019	174,891
Continental Resources Inc.(a)	7,069	416,011
Crosstex Energy Inc.	9,551	84,622
CVR Energy Inc.(a)	6,213	94,313
Delek US Holdings Inc.	2,634	19,176
Delta Petroleum Corp.(a)	40,038	30,429
Denbury Resources Inc.(a)	92,268	1,761,396
Devon Energy Corp.	102,221	8,025,371
Diamond Offshore Drilling Inc.	16,024	1,071,525

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Endeavour International Corp.(a)(b)	3,719	51,322
Energy Partners Ltd.(a)	4,457	66,231
Energy XXI (Bermuda) Ltd.(a)	15,607	431,846
EOG Resources Inc.	57,749	5,278,836
EQT Corp.	33,924	1,521,152
Evolution Petroleum Corp.(a)	3,374	21,998
EXCO Resources Inc.	33,083	642,472
Exxon Mobil Corp.	1,162,865	85,028,689
Forest Oil Corp.(a)	26,137	992,422
Frontier Oil Corp.(a)	24,216	436,130
FX Energy Inc.(a)	11,256	69,224
Gastar Exploration Ltd.(a)	15,778	67,845
GeoResources Inc.(a)	2,781	61,766
GMX Resources Inc.(a)	7,431	41,019
Goodrich Petroleum Corp.(a)	6,063	106,951
Gulfport Energy Corp.(a)	7,216	156,226
Harvest Natural Resources Inc.(a)	8,467	103,043
Helmerich & Payne Inc.	20,975	1,016,868
Hess Corp.	68,302	5,227,835
Holly Corp.	10,497	427,963
Houston American Energy Corp.(b)	5,183	93,760
Isramco Inc.(a)	260	21,918
Kodiak Oil & Gas Corp.(a)	35,601	234,967
Magnum Hunter Resources Corp.(a)	12,031	86,623
Marathon Oil Corp.	161,863	5,993,787
McMoRan Exploration Co.(a)	19,644	336,698
Miller Petroleum Inc.(a)	1,283	6,672
Murphy Oil Corp.	43,941	3,275,802
Nabors Industries Ltd.(a)	65,883	1,545,615
Newfield Exploration Co.(a)	30,147	2,173,900
Noble Energy Inc.	40,068	3,449,053
Northern Oil and Gas Inc.(a)	11,884	323,364
Oasis Petroleum Inc.(a)	11,027	299,052
Occidental Petroleum Corp.	185,306	18,178,519
Panhandle Oil and Gas Inc.	1,705	46,751
Parker Drilling Co.(a)	29,593	135,240
Patterson-UTI Energy Inc.	35,878	773,171
Penn Virginia Corp.	10,831	182,177
PetroCorp Inc. Escrow(a)(d)	1,248	—
Petrohawk Energy Corp.(a)	67,615	1,233,974
Petroleum Development Corp.(a)	4,915	207,462
PetroQuest Energy Inc.(a)	13,435	101,166
Pioneer Drilling Co.(a)	11,162	98,337
Pioneer Natural Resources Co.	26,204	2,275,031
Plains Exploration & Production Co.(a)	31,158	1,001,418
Pride International Inc.(a)	40,721	1,343,793
QEP Resources Inc.	40,228	1,460,679
Quicksilver Resources Inc.(a)	28,476	419,736
RAM Energy Resources Inc.(a)	12,672	23,317
Range Resources Corp.	36,871	1,658,458
Resolute Energy Corp.(a)	6,482	95,674
Rex Energy Corp.(a)	6,953	94,908
Rosetta Resources Inc.(a)	11,423	429,962
Rowan Companies Inc.(a)	28,573	997,483
SandRidge Energy Inc.(a)	77,243	565,419
Seahawk Drilling Inc.(a)	2,756	24,666
SM Energy Co.	14,495	854,190
Southwestern Energy Co.(a)	79,593	2,979,166
Stone Energy Corp.(a)	9,721	216,681
Sunoco Inc.	27,699	1,116,547
Swift Energy Co.(a)	8,753	342,680
Tesoro Corp.(a)	32,096	595,060
TransAtlantic Petroleum Ltd.(a)	25,810	85,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Ultra Petroleum Corp.(a)	34,201	1,633,782
Unit Corp.(a)	9,502	441,653
VAALCO Energy Inc.(a)	13,227	94,705
Valero Energy Corp.	129,747	2,999,751
Vantage Drilling Co.(a)	19,112	38,797
Venoco Inc.(a)	4,668	86,125
W&T Offshore Inc.	9,044	161,616
Warren Resources Inc.(a)	13,128	59,339
Western Refining Inc.(a)	13,104	138,640
Whiting Petroleum Corp.(a)	13,358	1,565,424

		272,927,890
OIL & GAS SERVICES—2.04%
Allis-Chalmers Energy Inc.(a)	7,784	55,189
Baker Hughes Inc.	98,296	5,619,582
Basic Energy Services Inc.(a)	5,712	94,134
Cal Dive International Inc.(a)	16,971	96,226
Cameron International Corp.(a)	56,083	2,845,091
CARBO Ceramics Inc.	4,447	460,442
Complete Production Services Inc.(a)	18,238	538,933
Core Laboratories NV	9,850	877,142
Dawson Geophysical Co.(a)	1,715	54,708
Dresser-Rand Group Inc.(a)	19,234	819,176
Dril-Quip Inc.(a)	7,626	592,693
Exterran Holdings Inc.(a)	14,374	344,257
FMC Technologies Inc.(a)	27,583	2,452,405
Global Geophysical Services Inc.(a)	1,713	17,781
Global Industries Ltd.(a)	23,022	159,542
Gulf Island Fabrication Inc.	3,128	88,147
Halliburton Co.	207,083	8,455,199
Helix Energy Solutions Group Inc.(a)	24,962	303,039
Hercules Offshore Inc.(a)	27,323	94,538
Hornbeck Offshore Services Inc.(a)	5,166	107,866
ION Geophysical Corp.(a)	30,565	259,191
Key Energy Services Inc.(a)	29,162	378,523
Lufkin Industries Inc.	6,852	427,496
Matrix Service Co.(a)	6,055	73,750
National Oilwell Varco Inc.	95,532	6,424,527
Natural Gas Services Group Inc.(a)	2,777	52,513
Newpark Resources Inc.(a)	20,144	124,087
Oceaneering International Inc.(a)	12,241	901,305
Oil States International Inc.(a)	11,516	738,060
RPC Inc.	10,777	195,279
Schlumberger Ltd.	311,655	26,023,192
SEACOR Holdings Inc.	4,841	489,377
Superior Energy Services Inc.(a)	17,431	609,911
T-3 Energy Services Inc.(a)	2,853	113,635
Tesco Corp.(a)	4,744	75,335
Tetra Technologies Inc.(a)	17,128	203,309
Tidewater Inc.	12,269	660,563
Union Drilling Inc.(a)(b)	3,154	22,961
Weatherford International Ltd.(a)	169,126	3,856,073
Willbros Group Inc.(a)	9,212	90,462
World Fuel Services Corp.	15,889	574,546

		66,370,185
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	1,505	39,055
Astronics Corp.(a)(b)	2,146	45,066
Ball Corp.	20,725	1,410,336
Bemis Co. Inc.	24,924	814,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Crown Holdings Inc.(a)	37,556	1,253,619
Graham Packaging Co. Inc.(a)	3,951	51,521
Graphic Packaging Holding Co.(a)	24,719	96,157
Greif Inc. Class A	7,648	473,411
Owens-Illinois Inc.(a)	38,043	1,167,920
Packaging Corp. of America	24,140	623,778
Sealed Air Corp.	37,288	948,980
Silgan Holdings Inc.	12,687	454,321
Sonoco Products Co.	22,064	742,895

		8,121,077
PHARMACEUTICALS—4.69%
Abbott Laboratories	352,185	16,873,183
Acura Pharmaceuticals Inc.(a)(b)	1,871	6,193
Akorn Inc.(a)	12,324	74,807
Alexza Pharmaceuticals Inc.(a)	8,867	11,084
Alimera Sciences Inc.(a)	1,493	15,497
Alkermes Inc.(a)	21,526	264,339
Allergan Inc.	69,665	4,783,896
Allos Therapeutics Inc.(a)	15,743	72,575
Alnylam Pharmaceuticals Inc.(a)	8,856	87,320
AmerisourceBergen Corp.	63,682	2,172,830
Amylin Pharmaceuticals Inc.(a)	32,837	483,032
Antares Pharma Inc.(a)(b)	5,460	9,282
Anthera Pharmaceuticals Inc.(a)	1,283	6,261
Aoxing Pharmaceutical Co. Inc.(a)(b)	5,528	15,423
Ardea Biosciences Inc.(a)(b)	3,887	101,062
Array BioPharma Inc.(a)	10,528	31,479
Auxilium Pharmaceuticals Inc.(a)	8,408	177,409
AVANIR Pharmaceuticals Inc. Class A(a)	12,567	51,273
AVI BioPharma Inc.(a)	28,519	60,460
Biodel Inc.(a)(b)	3,246	5,940
BioMarin Pharmaceutical Inc.(a)	23,130	622,891
BioScrip Inc.(a)	9,147	47,839
BioSpecifics Technologies Corp.(a)	1,022	26,163
Bristol-Myers Squibb Co.	392,820	10,401,874
Cadence Pharmaceuticals Inc.(a)(b)	6,601	49,838
Caraco Pharmaceutical Laboratories Ltd.(a)	2,303	10,456
Cardinal Health Inc.	82,017	3,142,071
Catalyst Health Solutions Inc.(a)	8,789	408,601
Cephalon Inc.(a)	17,496	1,079,853
Chelsea Therapeutics International Ltd.(a)	4,755	35,663
Corcept Therapeutics Inc.(a)	5,770	22,272
Cornerstone Therapeutics Inc.(a)	2,018	11,684
Cubist Pharmaceuticals Inc.(a)	13,134	281,068
Cumberland Pharmaceuticals Inc.(a)	1,920	11,501
Cypress Bioscience Inc.(a)	8,482	54,963
Dendreon Corp.(a)	33,328	1,163,814
Depomed Inc.(a)	11,174	71,067
DURECT Corp.(a)	17,493	60,351
Dyax Corp.(a)	20,153	43,127
Dynavax Technologies Corp.(a)	25,232	80,742
Eli Lilly and Co.	232,171	8,135,272
Emergent BioSolutions Inc.(a)	3,714	87,130
Endo Pharmaceuticals Holdings Inc.(a)	25,963	927,139
Eurand NV(a)	1,473	17,426
Express Scripts Inc.(a)	125,189	6,766,465
Forest Laboratories Inc.(a)	65,116	2,082,410
Furiex Pharmaceuticals Inc.(a)	2,091	30,215
Gilead Sciences Inc.(a)	191,681	6,946,519
Herbalife Ltd.	13,578	928,328
Hi-Tech Pharmacal Co. Inc.(a)(b)	2,496	62,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Hospira Inc.(a)	38,110	2,122,346
Idenix Pharmaceuticals Inc.(a)	5,525	27,846
Impax Laboratories Inc.(a)	13,903	279,589
Infinity Pharmaceuticals Inc.(a)(b)	3,887	23,050
Inspire Pharmaceuticals Inc.(a)	14,254	119,734
Ironwood Pharmaceuticals Inc.(a)	4,558	47,175
Isis Pharmaceuticals Inc.(a)	22,208	224,745
Jazz Pharmaceuticals Inc.(a)	3,915	77,047
Keryx Biopharmaceuticals Inc.(a)(b)	11,640	53,311
King Pharmaceuticals Inc.(a)	57,315	805,276
Lannett Co. Inc.(a)	2,363	13,209
MannKind Corp.(a)(b)	14,678	118,305
MAP Pharmaceuticals Inc.(a)	3,587	60,046
Mead Johnson Nutrition Co. Class A	46,929	2,921,330
Medco Health Solutions Inc.(a)	98,900	6,059,603
Medicines Co. (The)(a)	12,669	179,013
Medicis Pharmaceutical Corp. Class A	13,478	361,076
Medivation Inc.(a)	6,491	98,468
Merck & Co. Inc.	711,474	25,641,523
Mylan Inc.(a)	99,165	2,095,356
Nabi Biopharmaceuticals(a)	13,657	79,074
Nature’s Sunshine Products Inc.(a)	1,737	15,598
Neogen Corp.(a)	5,047	207,078
Neurocrine Biosciences Inc.(a)	8,550	65,322
NeurogesX Inc.(a)(b)	2,428	15,442
NPS Pharmaceuticals Inc.(a)	14,527	114,763
Nutraceutical International Corp.(a)	2,151	30,523
Obagi Medical Products Inc.(a)	4,232	48,880
Omnicare Inc.	28,050	712,190
Onyx Pharmaceuticals Inc.(a)	14,496	534,468
Opko Health Inc.(a)	11,166	40,979
Osiris Therapeutics Inc.(a)(b)	3,353	26,120
Pain Therapeutics Inc.(a)	8,035	54,236
Par Pharmaceutical Companies Inc.(a)	8,025	309,043
Perrigo Co.	18,632	1,179,965
PetMed Express Inc.	5,103	90,884
Pfizer Inc.	1,840,402	32,225,439
Pharmacyclics Inc.(a)	11,037	67,105
Pharmasset Inc.(a)	6,995	303,653
PharMerica Corp.(a)	7,309	83,688
POZEN Inc.(a)	5,774	38,397
Progenics Pharmaceuticals Inc.(a)	5,872	32,061
Questcor Pharmaceuticals Inc.(a)	12,485	183,904
Rigel Pharmaceuticals Inc.(a)	11,833	89,103
Salix Pharmaceuticals Ltd.(a)	12,873	604,516
Santarus Inc.(a)	10,870	35,545
Schiff Nutrition International Inc.	2,102	19,086
SciClone Pharmaceuticals Inc.(a)(b)	9,095	38,017
SIGA Technologies Inc.(a)(b)	5,623	78,722
Somaxon Pharmaceuticals Inc.(a)(b)	2,110	6,647
Spectrum Pharmaceuticals Inc.(a)(b)	9,754	67,010
Star Scientific Inc.(a)(b)	20,581	40,133
Sucampo Pharmaceuticals Inc.(a)	950	3,648
SXC Health Solutions Corp.(a)	14,306	613,155
Synta Pharmaceuticals Corp.(a)	4,048	24,774
Synutra International Inc.(a)(b)	4,237	56,988
Targacept Inc.(a)	4,115	109,048
Theravance Inc.(a)	13,934	349,325
United Therapeutics Corp.(a)	11,637	735,691
USANA Health Sciences Inc.(a)	1,321	57,397
Vanda Pharmaceuticals Inc.(a)	6,350	60,071
VCA Antech Inc.(a)	20,056	467,104
ViroPharma Inc.(a)	18,616	322,429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

VIVUS Inc.(a)	19,049	178,489
Warner Chilcott PLC Class A	20,316	458,329
Watson Pharmaceuticals Inc.(a)	25,170	1,300,031
XenoPort Inc.(a)	6,593	56,172
Zalicus Inc.(a)	15,033	23,752

		152,494,404
PIPELINES—0.35%
El Paso Corp.	158,752	2,184,428
ONEOK Inc.	24,622	1,365,782
Questar Corp.	40,228	700,370
Spectra Energy Corp.	147,002	3,673,580
Williams Companies Inc. (The)	134,028	3,313,172

		11,237,332
REAL ESTATE—0.14%
Avatar Holdings Inc.(a)	1,429	28,323
CB Richard Ellis Group Inc. Class A(a)	65,038	1,331,978
Consolidated-Tomoka Land Co.	1,429	41,298
Forest City Enterprises Inc. Class A(a)	30,247	504,823
Forestar Group Inc.(a)	8,007	154,535
Government Properties Income Trust	6,972	186,780
HFF Inc. Class A(a)	1,283	12,394
Hilltop Holdings Inc.(a)	8,824	87,534
Howard Hughes Corp. (The)(a)	6,515	354,546
Jones Lang LaSalle Inc.	9,870	828,290
Kennedy-Wilson Holdings Inc.(a)	2,259	22,567
Resource Capital Corp.	13,025	96,125
Retail Opportunity Investments Corp.	6,727	66,665
St. Joe Co. (The)(a)(b)	21,582	471,567
Starwood Property Trust Inc.	10,769	231,318
Terreno Realty Corp.(a)	2,086	37,402
Thomas Properties Group Inc.(a)	2,619	11,052
United Capital Corp.(a)	352	11,440

		4,478,637
REAL ESTATE INVESTMENT TRUSTS—2.39%
Acadia Realty Trust	9,963	181,725
Agree Realty Corp.	1,739	45,544
Alexander’s Inc.	488	201,193
Alexandria Real Estate Equities Inc.	12,182	892,453
AMB Property Corp.	39,014	1,237,134
American Campus Communities Inc.(b)	15,039	477,639
American Capital Agency Corp.	11,519	331,056
Annaly Capital Management Inc.	141,489	2,535,483
Anworth Mortgage Asset Corp.	27,912	195,384
Apartment Investment and Management Co. Class A	27,424	708,636
Apollo Commercial Real Estate Finance Inc.	2,364	38,651
Ashford Hospitality Trust Inc.(a)(b)	10,773	103,959
Associated Estates Realty Corp.	9,454	144,552
AvalonBay Communities Inc.	18,893	2,126,407
BioMed Realty Trust Inc.	29,873	557,131
Boston Properties Inc.	31,898	2,746,418
Brandywine Realty Trust	29,927	348,650
BRE Properties Inc. Class A	14,842	645,627
Camden Property Trust	15,367	829,511
Campus Crest Communities Inc.	6,072	85,129
CapLease Inc.	14,822	86,264
Capstead Mortgage Corp.	16,119	202,938
CBL & Associates Properties Inc.	32,399	566,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Cedar Shopping Centers Inc.	9,859	62,013
Chatham Lodging Trust	541	9,332
Chesapeake Lodging Trust	1,783	33,538
Chimera Investment Corp.	228,154	937,713
Cogdell Spencer Inc.	7,292	42,294
Colonial Properties Trust(b)	17,720	319,846
Colony Financial Inc.	3,406	68,188
CommonWealth REIT	15,323	390,890
CoreSite Realty Corp.	3,869	52,773
Corporate Office Properties Trust	13,435	469,553
Cousins Properties Inc.	17,343	144,641
CreXus Investment Corp.	3,216	42,130
Cypress Sharpridge Investments Inc.	11,821	152,609
DCT Industrial Trust Inc.	47,972	254,731
Developers Diversified Realty Corp.	46,655	657,369
DiamondRock Hospitality Co.(a)(b)	34,114	409,368
Digital Realty Trust Inc.(b)	19,873	1,024,254
Douglas Emmett Inc.	28,657	475,706
Duke Realty Corp.	57,398	715,179
DuPont Fabros Technology Inc.(b)	9,133	194,259
Dynex Capital Inc.	2,464	26,907
EastGroup Properties Inc.	6,427	271,991
Education Realty Trust Inc.	13,127	101,997
Entertainment Properties Trust	10,986	508,103
Equity Lifestyle Properties Inc.	5,907	330,379
Equity One Inc.	7,721	140,368
Equity Residential	64,953	3,374,308
Essex Property Trust Inc.	6,962	795,200
Excel Trust Inc.	1,136	13,746
Extra Space Storage Inc.	20,766	361,328
Federal Realty Investment Trust	13,845	1,078,941
FelCor Lodging Trust Inc.(a)	22,199	156,281
First Industrial Realty Trust Inc.(a)	14,267	124,979
First Potomac Realty Trust	9,193	154,626
Franklin Street Properties Corp.	15,986	227,801
General Growth Properties Inc.	92,045	1,424,857
Getty Realty Corp.	4,568	142,887
Gladstone Commercial Corp.	1,781	33,536
Glimcher Realty Trust	19,411	163,052
Hatteras Financial Corp.	10,215	309,208
HCP Inc.	70,847	2,606,461
Health Care REIT Inc.	33,306	1,586,698
Healthcare Realty Trust Inc.	13,001	275,231
Hersha Hospitality Trust	28,690	189,354
Highwoods Properties Inc.	16,922	538,966
Home Properties Inc.	8,446	468,669
Hospitality Properties Trust	28,887	665,556
Host Hotels & Resorts Inc.	148,962	2,661,951
Hudson Pacific Properties Inc.	3,361	50,583
Inland Real Estate Corp.	17,506	154,053
Invesco Mortgage Capital Inc.	9,085	198,416
Investors Real Estate Trust(b)	17,893	160,500
iStar Financial Inc.(a)	20,420	159,684
Kilroy Realty Corp.	12,110	441,652
Kimco Realty Corp.	93,367	1,684,341
Kite Realty Group Trust	10,615	57,427
LaSalle Hotel Properties(b)	16,146	426,254
Lexington Realty Trust(b)	23,471	186,594
Liberty Property Trust(b)	26,366	841,603
LTC Properties Inc.(b)	5,264	147,813
Macerich Co. (The)	30,003	1,421,242
Mack-Cali Realty Corp.	18,369	607,279
Medical Properties Trust Inc.	25,450	275,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

MFA Financial Inc.(b)	65,997	538,536
Mid-America Apartment Communities Inc.	7,120	452,049
Mission West Properties Inc.	4,397	29,416
Monmouth Real Estate Investment Corp. Class A	7,627	64,830
MPG Office Trust Inc.(a)	3,270	8,993
National Health Investors Inc.(b)	6,016	270,840
National Retail Properties Inc.	19,389	513,808
Nationwide Health Properties Inc.	28,580	1,039,740
Newcastle Investment Corp.(a)	14,151	94,812
NorthStar Realty Finance Corp.	14,443	68,604
Omega Healthcare Investors Inc.	21,043	472,205
One Liberty Properties Inc.	619	10,337
Parkway Properties Inc.	5,033	88,178
Pebblebrook Hotel Trust	7,835	159,207
Pennsylvania Real Estate Investment Trust(b)	11,667	169,522
Piedmont Office Realty Trust Inc. Class A	12,292	247,561
Post Properties Inc.(b)	11,519	418,140
ProLogis	129,518	1,870,240
PS Business Parks Inc.	4,172	232,464
Public Storage	32,157	3,261,363
RAIT Financial Trust(a)	20,803	45,559
Ramco-Gershenson Properties Trust	7,007	87,237
Realty Income Corp.	26,700	913,140
Redwood Trust Inc.	18,148	270,950
Regency Centers Corp.	19,060	805,094
Sabra Healthcare REIT Inc.	6,211	114,282
Saul Centers Inc.	1,594	75,476
Senior Housing Properties Trust	32,487	712,765
Simon Property Group Inc.	66,907	6,656,577
SL Green Realty Corp.	18,061	1,219,298
Sovran Self Storage Inc.	6,491	238,934
Strategic Hotels & Resorts Inc.(a)	35,766	189,202
Sun Communities Inc.	3,574	119,050
Sunstone Hotel Investors Inc.(a)(b)	28,216	291,471
Tanger Factory Outlet Centers Inc.	9,538	488,250
Taubman Centers Inc.	12,853	648,819
Two Harbors Investment Corp.	2,763	27,050
U-Store-It Trust	18,555	176,829
UDR Inc.	40,258	946,868
UMH Properties Inc.	2,674	27,275
Universal Health Realty Income Trust	2,541	92,823
Urstadt Biddle Properties Inc. Class A	4,086	79,473
Ventas Inc.(b)	36,043	1,891,537
Vornado Realty Trust	36,826	3,068,711
Walter Investment Management Corp.	4,798	86,076
Washington Real Estate Investment Trust	13,857	429,428
Weingarten Realty Investors	26,096	620,041
Winthrop Realty Trust(b)	4,257	54,447

		77,678,805
RETAIL—5.76%
99 Cents Only Stores(a)	10,506	167,466
Abercrombie & Fitch Co. Class A	20,525	1,182,856
Advance Auto Parts Inc.	19,983	1,321,875
Aeropostale Inc.(a)	20,379	502,139
AFC Enterprises Inc.(a)	6,643	92,338
America’s Car-Mart Inc.(a)	2,372	64,234
American Eagle Outfitters Inc.	45,551	666,411
AnnTaylor Stores Corp.(a)	14,232	389,814
Asbury Automotive Group Inc.(a)	7,548	139,487
Ascena Retail Group Inc.(a)	12,466	329,352
AutoNation Inc.(a)	15,047	424,325

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

AutoZone Inc.(a)	5,950	1,621,910
Barnes & Noble Inc.(b)	8,443	119,468
Bebe Stores Inc.	5,538	33,006
Bed Bath & Beyond Inc.(a)	60,359	2,966,645
Best Buy Co. Inc.	74,273	2,546,821
Big 5 Sporting Goods Corp.	5,112	78,060
Big Lots Inc.(a)	17,265	525,892
Biglari Holdings Inc.(a)	325	133,318
BJ’s Restaurants Inc.(a)	5,020	177,859
BJ’s Wholesale Club Inc.(a)	12,176	583,230
Bob Evans Farms Inc.	7,137	235,236
Bon-Ton Stores Inc. (The)(a)	2,687	34,017
Books-A-Million Inc.(b)	1,656	9,605
Borders Group Inc.(a)	13,125	11,815
Bravo Brio Restaurant Group Inc.(a)	2,647	50,743
Brinker International Inc.	21,053	439,587
Brown Shoe Co. Inc.	9,825	136,862
Buckle Inc. (The)	6,263	236,554
Buffalo Wild Wings Inc.(a)	4,049	177,549
Build-A-Bear Workshop Inc.(a)	3,512	26,832
Cabela’s Inc.(a)(b)	10,033	218,218
California Pizza Kitchen Inc.(a)	4,477	77,363
Caribou Coffee Co. Inc.(a)	1,604	16,168
CarMax Inc.(a)	50,415	1,607,230
Carrols Restaurant Group Inc.(a)	3,636	26,979
Casey’s General Stores Inc.	8,648	367,626
Cash America International Inc.	6,709	247,763
Casual Male Retail Group Inc.(a)	2,826	13,395
Cato Corp. (The) Class A	6,744	184,853
CEC Entertainment Inc.(a)	4,108	159,514
Charming Shoppes Inc.(a)	27,774	98,598
Cheesecake Factory Inc. (The)(a)	14,253	436,997
Chico’s FAS Inc.	41,168	495,251
Children’s Place Retail Stores Inc. (The)(a)	5,723	284,090
Chipotle Mexican Grill Inc.(a)	7,119	1,513,927
Christopher & Banks Corp.	8,076	49,667
Citi Trends Inc.(a)	3,169	77,799
Coldwater Creek Inc.(a)	13,860	43,936
Collective Brands Inc.(a)	14,752	311,267
Conn’s Inc.(a)(b)	2,714	12,702
Copart Inc.(a)	15,791	589,794
Costco Wholesale Corp.	100,598	7,264,182
Cracker Barrel Old Country Store Inc.	5,480	300,140
CVS Caremark Corp.	310,501	10,796,120
Darden Restaurants Inc.	32,427	1,505,910
Denny’s Corp.(a)	20,994	75,159
Destination Maternity Corp.(a)	1,341	50,864
Dick’s Sporting Goods Inc.(a)	20,310	761,625
Dillard’s Inc. Class A(b)	9,243	350,679
DineEquity Inc.(a)(b)	4,128	203,841
Dollar General Corp.(a)	15,029	460,939
Dollar Tree Inc.(a)	28,877	1,619,422
Domino’s Pizza Inc.(a)	7,955	126,882
DSW Inc. Class A(a)(b)	2,651	103,654
Einstein Noah Restaurant Group Inc.(a)	998	14,022
Express Inc.	1,951	36,679
EZCORP Inc.(a)	11,208	304,073
Family Dollar Stores Inc.	28,963	1,439,751
Finish Line Inc. (The) Class A	10,746	184,724
First Cash Financial Services Inc.(a)	6,672	206,765
Foot Locker Inc.	36,003	706,379
Fred’s Inc. Class A	8,944	123,069
GameStop Corp. Class A(a)(b)	35,597	814,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Gap Inc. (The)	97,272	2,153,602
Genesco Inc.(a)	5,403	202,558
Gordmans Stores Inc.(a)(b)	1,208	20,246
Group 1 Automotive Inc.	5,411	225,963
Haverty Furniture Companies Inc.	4,431	57,514
hhgregg Inc.(a)(b)	2,649	55,497
Hibbett Sports Inc.(a)	7,071	260,920
Home Depot Inc. (The)	385,721	13,523,378
Hot Topic Inc.	9,870	61,885
HSN Inc.(a)	9,151	280,387
J. Crew Group Inc.(a)	11,989	517,205
J.C. Penney Co. Inc.	54,429	1,758,601
Jack in the Box Inc.(a)	13,336	281,790
Jamba Inc.(a)	4,140	9,398
Jo-Ann Stores Inc.(a)	5,992	360,838
Jos. A. Bank Clothiers Inc.(a)	6,744	271,918
Kenneth Cole Productions Inc. Class A(a)	2,289	28,590
Kirkland’s Inc.(a)	2,549	35,762
Kohl’s Corp.(a)	70,021	3,804,941
Krispy Kreme Doughnuts Inc.(a)	14,549	101,552
Limited Brands Inc.	60,839	1,869,582
Lithia Motors Inc. Class A	5,932	84,768
Lowe’s Companies Inc.	329,377	8,260,775
Lumber Liquidators Holdings Inc.(a)	4,102	102,181
Macy’s Inc.	96,975	2,453,467
MarineMax Inc.(a)	1,331	12,445
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,019	27,443
McDonald’s Corp.	245,458	18,841,356
Men’s Wearhouse Inc. (The)	12,368	308,953
Movado Group Inc.(a)	4,016	64,818
MSC Industrial Direct Co. Inc. Class A	9,963	644,506
New York & Co. Inc.(a)	4,936	21,817
Nordstrom Inc.	38,674	1,639,004
Nu Skin Enterprises Inc. Class A	11,318	342,483
O’Charley’s Inc.(a)	3,219	23,177
O’Reilly Automotive Inc.(a)	31,537	1,905,466
Office Depot Inc.(a)	66,210	357,534
OfficeMax Inc.(a)	18,628	329,716
P.F. Chang’s China Bistro Inc.(b)	5,613	272,006
Pacific Sunwear of California Inc.(a)	15,738	85,300
Panera Bread Co. Class A(a)	6,755	683,674
Pantry Inc. (The)(a)	5,148	102,239
Papa John’s International Inc.(a)	4,888	135,398
PC Connection Inc.(a)	2,032	18,004
Penske Automotive Group Inc.(a)	9,471	164,985
Pep Boys - Manny, Moe & Jack (The)	11,682	156,889
PetSmart Inc.	27,513	1,095,568
Pier 1 Imports Inc.(a)	26,017	273,178
PriceSmart Inc.	3,316	126,107
RadioShack Corp.	26,006	480,851
Red Robin Gourmet Burgers Inc.(a)	3,697	79,375
Regis Corp.	13,432	222,971
Retail Ventures Inc.(a)	6,186	100,832
REX American Resources Corp.(a)	2,015	30,950
Rite Aid Corp.(a)	133,620	118,013
Ross Stores Inc.	27,514	1,740,260
Ruby Tuesday Inc.(a)	15,171	198,133
rue21 Inc.(a)	2,488	72,923
Rush Enterprises Inc. Class A(a)	7,507	153,443
Ruth’s Hospitality Group Inc.(a)	5,293	24,507
Saks Inc.(a)(b)	28,812	308,288
Sally Beauty Holdings Inc.(a)	21,114	306,786
School Specialty Inc.(a)	4,900	68,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Sears Holdings Corp.(a)(b)	10,504	774,670
Select Comfort Corp.(a)	9,530	87,009
Shoe Carnival Inc.(a)	2,060	55,620
Signet Jewelers Ltd.(a)	19,799	859,277
Sonic Automotive Inc.	7,358	97,420
Sonic Corp.(a)	14,653	148,288
Stage Stores Inc.	9,712	168,406
Staples Inc.	166,345	3,787,676
Starbucks Corp.	169,881	5,458,277
Stein Mart Inc.	6,088	56,314
Susser Holdings Corp.(a)	1,796	24,875
Systemax Inc.(a)	2,417	34,080
Talbots Inc. (The)(a)(b)	13,435	114,466
Target Corp.	167,982	10,100,758
Texas Roadhouse Inc.(a)	11,874	203,877
Tiffany & Co.	28,449	1,771,519
Titan Machinery Inc.(a)	3,521	67,955
TJX Companies Inc. (The)	93,082	4,131,910
Tractor Supply Co.	16,907	819,820
Tuesday Morning Corp.(a)	6,767	35,730
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,206	211,004
Under Armour Inc. Class A(a)(b)	7,675	420,897
Urban Outfitters Inc.(a)	28,154	1,008,195
Vera Bradley Inc.(a)	2,578	85,074
Vitamin Shoppe Inc.(a)	2,622	88,204
Wal-Mart Stores Inc.	442,118	23,843,424
Walgreen Co.	210,817	8,213,430
Wendy’s/Arby’s Group Inc. Class A	68,668	317,246
West Marine Inc.(a)	3,466	36,670
Wet Seal Inc. Class A(a)	20,490	75,813
Williams-Sonoma Inc.	22,382	798,814
Winmark Corp.	542	18,233
Yum! Brands Inc.	107,011	5,248,890
Zumiez Inc.(a)	4,306	115,702

		187,308,297
SAVINGS & LOANS—0.27%
Abington Bancorp Inc.	5,402	64,446
Astoria Financial Corp.	20,051	278,909
BankFinancial Corp.	5,202	50,719
Beneficial Mutual Bancorp Inc.(a)	8,134	71,823
Berkshire Hills Bancorp Inc.	3,019	66,720
BofI Holding Inc.(a)	1,606	24,909
Brookline Bancorp Inc.	14,111	153,104
Capitol Federal Financial Inc.(b)	11,264	134,154
Clifton Savings Bancorp Inc.(b)	2,667	28,830
Danvers Bancorp Inc.	5,160	91,177
Dime Community Bancshares Inc.	5,866	85,585
ESB Financial Corp.(b)	1,963	31,879
ESSA Bancorp Inc.	4,003	52,920
First Financial Holdings Inc.	4,344	49,999
First Niagara Financial Group Inc.	48,611	679,582
Flagstar Bancorp Inc.(a)	3,607	5,879
Flushing Financial Corp.	7,196	100,744
Fox Chase Bancorp Inc.(a)	1,583	18,759
Heritage Financial Group Inc.	347	4,310
Home Bancorp Inc.(a)	1,813	25,056
Home Federal Bancorp Inc.	3,643	44,700
Hudson City Bancorp Inc.	109,487	1,394,864
Investors Bancorp Inc.(a)	11,222	147,233
Kaiser Federal Financial Group Inc.	698	8,083
Kearny Financial Corp.	4,652	40,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Meridian Interstate Bancorp Inc.(a)	2,466	29,074
NASB Financial Inc.	850	14,246
New York Community Bancorp Inc.	100,322	1,891,070
NewAlliance Bancshares Inc.	24,517	367,265
Northwest Bancshares Inc.	22,970	270,127
OceanFirst Financial Corp.	4,142	53,308
Oritani Financial Corp.	10,021	122,657
People’s United Financial Inc.	86,783	1,215,830
Provident Financial Services Inc.	14,795	223,848
Provident New York Bancorp	7,359	77,196
Rockville Financial Inc.	1,954	23,878
Roma Financial Corp.	2,329	24,687
Territorial Bancorp Inc.	2,909	57,918
TFS Financial Corp.	19,511	175,989
United Financial Bancorp Inc.	4,158	63,493
ViewPoint Financial Group	3,651	42,680
Washington Federal Inc.	26,455	447,619
Waterstone Financial Inc.(a)(b)	2,046	6,650
Westfield Financial Inc.	6,963	64,408
WSFS Financial Corp.	1,462	69,357

		8,895,691
SEMICONDUCTORS—2.80%
Advanced Analogic Technologies Inc.(a)	8,582	34,414
Advanced Micro Devices Inc.(a)	133,996	1,096,087
Alpha & Omega Semiconductor Ltd.(a)(b)	1,166	14,960
Altera Corp.	69,344	2,467,260
Amkor Technology Inc.(a)(b)	26,884	198,673
ANADIGICS Inc.(a)	15,938	110,450
Analog Devices Inc.	67,381	2,538,242
Applied Materials Inc.	306,323	4,303,838
Applied Micro Circuits Corp.(a)	15,801	168,755
Atmel Corp.(a)	106,495	1,312,018
ATMI Inc.(a)	7,757	154,675
Avago Technologies Ltd.	24,847	707,394
Axcelis Technologies Inc.(a)	27,037	93,548
AXT Inc.(a)	7,075	73,863
Broadcom Corp. Class A	113,111	4,925,984
Brooks Automation Inc.(a)	16,197	146,907
Cabot Microelectronics Corp.(a)	5,328	220,846
Cavium Networks Inc.(a)	10,604	399,559
CEVA Inc.(a)	4,626	94,833
Cirrus Logic Inc.(a)(b)	15,887	253,874
Cohu Inc.	5,119	84,873
Conexant Systems Inc.(a)	6,320	10,302
Cree Inc.(a)(b)	24,327	1,602,906
Cypress Semiconductor Corp.(a)	38,607	717,318
Diodes Inc.(a)	7,986	215,542
DSP Group Inc.(a)	4,793	39,015
Emulex Corp.(a)	19,672	229,376
Entegris Inc.(a)	31,069	232,085
Entropic Communications Inc.(a)	16,132	194,875
Exar Corp.(a)	8,182	57,110
Fairchild Semiconductor International Inc.(a)	28,489	444,713
FormFactor Inc.(a)	12,108	107,519
FSI International Inc.(a)	2,189	9,675
GSI Technology Inc.(a)	6,071	49,175
Hittite Microwave Corp.(a)	6,571	401,094
Ikanos Communications Inc.(a)	6,867	9,202
Integrated Device Technology Inc.(a)	31,348	208,778
Integrated Silicon Solution Inc.(a)	2,583	20,741
Intel Corp.	1,269,506	26,697,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

International Rectifier Corp.(a)	16,501	489,915
Intersil Corp. Class A	29,314	447,625
IPG Photonics Corp.(a)	5,224	165,183
IXYS Corp.(a)	5,852	68,000
KLA-Tencor Corp.	39,175	1,513,722
Kopin Corp.(a)	15,961	66,398
Kulicke and Soffa Industries Inc.(a)	17,169	123,617
Lam Research Corp.(a)	28,439	1,472,571
Lattice Semiconductor Corp.(a)	25,804	156,372
Linear Technology Corp.	50,450	1,745,065
LSI Corp.(a)	140,637	842,416
LTX-Credence Corp.(a)	8,158	60,369
Marvell Technology Group Ltd.(a)	122,615	2,274,508
Mattson Technology Inc.(a)(b)	4,691	14,073
Maxim Integrated Products Inc.	69,657	1,645,298
MaxLinear Inc.(a)	1,706	18,357
MEMC Electronic Materials Inc.(a)	52,959	596,318
Micrel Inc.	9,616	124,912
Microchip Technology Inc.	42,438	1,451,804
Micron Technology Inc.(a)	196,561	1,576,419
Microsemi Corp.(a)	19,110	437,619
Mindspeed Technologies Inc.(a)(b)	7,345	44,805
MIPS Technologies Inc. Class A(a)	9,706	147,143
MKS Instruments Inc.(a)	11,343	277,790
Monolithic Power Systems Inc.(a)	5,870	96,972
MoSys Inc.(a)(b)	2,147	12,216
Nanometrics Inc.(a)	3,294	42,262
National Semiconductor Corp.	53,650	738,224
NetLogic Microsystems Inc.(a)(b)	13,348	419,261
Novellus Systems Inc.(a)	20,928	676,393
NVIDIA Corp.(a)	131,814	2,029,936
OmniVision Technologies Inc.(a)	12,300	364,203
ON Semiconductor Corp.(a)	100,394	991,893
Pericom Semiconductor Corp.(a)	5,876	64,518
Photronics Inc.(a)	13,541	80,027
PLX Technology Inc.(a)	11,002	39,717
PMC-Sierra Inc.(a)	52,363	449,798
Power Integrations Inc.	5,701	228,838
QLogic Corp.(a)	23,908	406,914
Rambus Inc.(a)	24,301	497,684
Richardson Electronics Ltd.	1,082	12,649
Rovi Corp.(a)	23,614	1,464,304
Rubicon Technology Inc.(a)(b)	2,762	58,223
Rudolph Technologies Inc.(a)	6,637	54,623
Semtech Corp.(a)	14,521	328,755
Silicon Image Inc.(a)	19,739	145,082
Silicon Laboratories Inc.(a)	10,337	475,709
Skyworks Solutions Inc.(a)	40,984	1,173,372
Standard Microsystems Corp.(a)	5,145	148,330
Supertex Inc.(a)	2,567	62,070
Teradyne Inc.(a)	41,370	580,835
Tessera Technologies Inc.(a)	11,880	263,142
Texas Instruments Inc.	278,862	9,063,015
TriQuint Semiconductor Inc.(a)	35,530	415,346
Ultra Clean Holdings Inc.(a)	4,347	40,471
Ultratech Inc.(a)	5,213	103,634
Varian Semiconductor Equipment Associates Inc.(a)	17,189	635,477
Veeco Instruments Inc.(a)(b)	9,585	411,772
Volterra Semiconductor Corp.(a)	6,054	140,211
Xilinx Inc.	59,154	1,714,283
Zoran Corp.(a)	11,695	102,916

		90,941,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

SOFTWARE—4.15%
Accelrys Inc.(a)	12,062	100,115
ACI Worldwide Inc.(a)	8,394	225,547
Activision Blizzard Inc.	120,303	1,496,569
Actuate Corp.(a)	9,212	52,508
Acxiom Corp.(a)	16,483	282,683
Adobe Systems Inc.(a)	120,633	3,713,084
Advent Software Inc.(a)	3,551	205,674
Allscripts Healthcare Solutions Inc.(a)	25,525	491,867
American Reprographics Co.(a)	8,448	64,120
American Software Inc. Class A	5,228	35,394
ANSYS Inc.(a)	20,692	1,077,432
Aspen Technology Inc.(a)	11,860	150,622
athenahealth Inc.(a)(b)	7,863	322,226
Autodesk Inc.(a)	51,867	1,981,319
Automatic Data Processing Inc.	115,129	5,328,170
Avid Technology Inc.(a)	7,165	125,101
Blackbaud Inc.	10,069	260,787
Blackboard Inc.(a)(b)	7,807	322,429
BMC Software Inc.(a)	40,980	1,931,797
Bottomline Technologies Inc.(a)	6,828	148,236
Broadridge Financial Solutions Inc.	29,845	654,501
CA Inc.	89,418	2,185,376
CDC Corp. Class A(a)	3,381	11,867
Cerner Corp.(a)	15,460	1,464,680
Citrix Systems Inc.(a)	42,157	2,883,960
CommVault Systems Inc.(a)	9,610	275,038
Computer Programs and Systems Inc.	2,520	118,037
Compuware Corp.(a)	53,107	619,759
Concur Technologies Inc.(a)	9,508	493,750
Convio Inc.(a)	1,343	11,120
CSG Systems International Inc.(a)	8,003	151,577
Deltek Inc.(a)	4,914	35,676
DemandTec Inc.(a)	4,526	49,062
Digi International Inc.(a)	5,516	61,228
Dun & Bradstreet Corp. (The)	11,500	944,035
DynaVox Inc.(a)	663	3,401
Ebix Inc.(a)(b)	6,136	145,239
Electronic Arts Inc.(a)	76,633	1,255,249
Emdeon Inc. Class A(a)	6,491	87,888
Envestnet Inc.(a)	1,757	29,974
Epicor Software Corp.(a)	9,963	100,626
EPIQ Systems Inc.	7,359	101,039
Fair Isaac Corp.	9,214	215,331
FalconStor Software Inc.(a)	7,145	23,936
Fidelity National Information Services Inc.	60,307	1,651,809
Fiserv Inc.(a)	34,800	2,037,888
Global Defense Technology & Systems Inc.(a)	1,097	18,495
Global Payments Inc.	18,838	870,504
Guidance Software Inc.(a)	3,019	21,707
Informatica Corp.(a)	20,594	906,754
InnerWorkings Inc.(a)(b)	7,752	50,776
Interactive Intelligence Inc.(a)	2,874	75,184
Intuit Inc.(a)	63,636	3,137,255
JDA Software Group Inc.(a)	10,143	284,004
Lawson Software Inc.(a)	31,914	295,204
ManTech International Corp. Class A(a)	4,985	206,030
MedAssets Inc.(a)	9,095	183,628
Medidata Solutions Inc.(a)	4,044	96,571
Microsoft Corp.	1,747,652	48,794,444
MicroStrategy Inc. Class A(a)	2,040	174,359
MoneyGram International Inc.(a)	16,907	45,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Monotype Imaging Holdings Inc.(a)	4,924	54,656
MSCI Inc. Class A(a)	24,560	956,858
NetSuite Inc.(a)(b)	3,781	94,525
Novell Inc.(a)	79,611	471,297
Nuance Communications Inc.(a)	50,305	914,545
Omnicell Inc.(a)	7,590	109,676
OPNET Technologies Inc.	3,122	83,576
Oracle Corp.	869,188	27,205,584
Parametric Technology Corp.(a)	27,361	616,443
Paychex Inc.	74,128	2,291,296
PDF Solutions Inc.(a)	5,162	24,881
Pegasystems Inc.(b)	3,259	119,377
Progress Software Corp.(a)	9,068	383,758
PROS Holdings Inc.(a)	4,318	49,182
QAD Inc. Class A(a)	1,305	11,876
QLIK Technologies Inc.(a)	3,067	79,159
Quality Systems Inc.(b)	4,483	313,003
Quest Software Inc.(a)	14,240	395,018
RealPage Inc.(a)	3,237	100,120
Red Hat Inc.(a)	43,426	1,982,397
Renaissance Learning Inc.	1,883	22,295
Rosetta Stone Inc.(a)	1,283	27,225
Salesforce.com Inc.(a)	26,134	3,449,688
Schawk Inc.	3,331	68,552
SeaChange International Inc.(a)	6,663	56,969
SEI Investments Co.	32,863	781,811
Smith Micro Software Inc.(a)	6,697	105,411
SolarWinds Inc.(a)	6,443	124,028
Solera Holdings Inc.	16,350	839,082
SS&C Technologies Holdings Inc.(a)	1,153	23,648
Synchronoss Technologies Inc.(a)	4,217	112,636
SYNNEX Corp.(a)	4,755	148,356
Take-Two Interactive Software Inc.(a)	17,092	209,206
Taleo Corp. Class A(a)	9,037	249,873
THQ Inc.(a)	15,710	95,203
Total System Services Inc.	38,086	585,763
Trident Microsystems Inc.(a)	12,848	22,869
Ultimate Software Group Inc.(a)	5,172	251,514
VeriFone Systems Inc.(a)	19,241	741,933
VMware Inc. Class A(a)	16,709	1,485,597

		134,747,345
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	8,019	157,894

		157,894
TELECOMMUNICATIONS—5.22%
Acme Packet Inc.(a)	9,693	515,280
ADTRAN Inc.	13,534	490,066
Alaska Communications Systems Group Inc.	9,581	106,349
Amdocs Ltd.(a)	44,039	1,209,751
American Tower Corp. Class A(a)	92,075	4,754,753
Anaren Inc.(a)	3,790	79,022
Anixter International Inc.	6,320	377,494
Applied Signal Technology Inc.	2,876	108,972
ARRIS Group Inc.(a)	29,927	335,781
Aruba Networks Inc.(a)	17,887	373,481
AT&T Inc.	1,348,226	39,610,880
Atheros Communications Inc.(a)(b)	15,927	572,098
Atlantic Tele-Network Inc.	2,044	78,367
Aviat Networks Inc.(a)	13,574	68,820

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

BigBand Networks Inc.(a)	6,719	18,813
Black Box Corp.	4,051	155,113
Calix Inc.(a)	1,698	28,696
Cbeyond Inc.(a)	6,248	95,469
CenturyLink Inc.	68,126	3,145,377
Ciena Corp.(a)(b)	22,115	465,521
Cincinnati Bell Inc.(a)	48,155	134,834
Cisco Systems Inc.(a)	1,303,078	26,361,268
Clearwire Corp. Class A(a)(b)	30,665	157,925
CommScope Inc.(a)	22,098	689,900
Comtech Telecommunications Corp.	6,792	188,342
Consolidated Communications Holdings Inc.	5,283	101,962
Corning Inc.	355,503	6,868,318
CPI International Inc.(a)	1,631	31,560
Crown Castle International Corp.(a)	66,627	2,920,261
DigitalGlobe Inc.(a)	6,117	193,970
EchoStar Corp. Class A(a)	9,016	225,130
EMS Technologies Inc.(a)	3,450	68,241
Extreme Networks Inc.(a)	19,511	60,289
FiberTower Corp.(a)	11,407	50,875
Finisar Corp.(a)	17,542	520,822
Frontier Communications Corp.	227,493	2,213,507
General Communication Inc. Class A(a)	9,090	115,079
GeoEye Inc.(a)	4,755	201,564
Global Crossing Ltd.(a)(b)	7,542	97,443
Globalstar Inc.(a)	15,953	23,132
Globecomm Systems Inc.(a)	4,631	46,310
Harmonic Inc.(a)	24,425	209,322
Harris Corp.	29,889	1,353,972
Hughes Communications Inc.(a)	2,347	94,913
Hypercom Corp.(a)	10,522	88,069
ICO Global Communications (Holdings) Ltd.(a)(b)	5,841	8,762
IDT Corp. Class B	3,607	92,520
Infinera Corp.(a)	19,316	199,534
InterDigital Inc.(a)(b)	10,510	437,636
Iridium Communications Inc.(a)	5,002	41,267
Ixia(a)	6,562	110,110
JDS Uniphase Corp.(a)	49,154	711,750
Juniper Networks Inc.(a)	119,712	4,419,767
Knology Inc.(a)	6,219	97,203
KVH Industries Inc.(a)	3,072	36,710
Leap Wireless International Inc.(a)	13,903	170,451
Level 3 Communications Inc.(a)	384,071	376,390
LogMeIn Inc.(a)	3,431	152,131
Loral Space & Communications Inc.(a)	2,577	197,140
MasTec Inc.(a)	11,632	169,711
Meru Networks Inc.(a)(b)	1,239	19,105
MetroPCS Communications Inc.(a)	58,816	742,846
Motorola Inc.(a)	529,471	4,802,302
Motricity Inc.(a)	1,197	22,228
NETGEAR Inc.(a)	7,775	261,862
Network Equipment Technologies Inc.(a)	5,959	27,590
NeuStar Inc. Class A(a)	17,559	457,412
Neutral Tandem Inc.(a)	7,637	110,278
Newport Corp.(a)	7,841	136,198
NII Holdings Inc.(a)	38,704	1,728,521
Novatel Wireless Inc.(a)	7,279	69,514
NTELOS Holdings Corp.	6,720	128,016
Occam Networks Inc.(a)	2,876	24,935
Oclaro Inc.(a)	9,095	119,599
Oplink Communications Inc.(a)	5,033	92,960
Opnext Inc.(a)	4,213	7,415
PAETEC Holding Corp.(a)	28,777	107,626

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

Plantronics Inc.	11,210	417,236
Polycom Inc.(a)	20,008	779,912
Powerwave Technologies Inc.(a)	29,284	74,381
Preformed Line Products Co.	605	35,408
Premiere Global Services Inc.(a)	14,434	98,151
QUALCOMM Inc.	374,272	18,522,721
Qwest Communications International Inc.	399,121	3,037,311
RF Micro Devices Inc.(a)	61,345	450,886
SAVVIS Inc.(a)	9,195	234,656
SBA Communications Corp. Class A(a)	27,064	1,108,000
Shenandoah Telecommunications Co.	5,232	97,995
ShoreTel Inc.(a)	11,121	86,855
Sonus Networks Inc.(a)	47,412	126,590
Sprint Nextel Corp.(a)	674,629	2,853,681
Sycamore Networks Inc.	4,373	90,040
Symmetricom Inc.(a)	10,417	73,857
Syniverse Holdings Inc.(a)	16,039	494,803
Tekelec(a)	16,086	191,584
TeleNav Inc.(a)	1,841	13,402
Telephone and Data Systems Inc.	18,428	673,543
Tellabs Inc.	89,529	607,007
TESSCO Technologies Inc.	1,150	18,343
tw telecom inc.(a)	35,344	602,615
United States Cellular Corp.(a)	3,599	179,734
USA Mobility Inc.	5,185	92,137
UTStarcom Inc.(a)	23,992	49,424
Verizon Communications Inc.	644,958	23,076,597
ViaSat Inc.(a)	6,997	310,737
Virgin Media Inc.	75,480	2,056,075
Vonage Holdings Corp.(a)	12,945	28,997
Windstream Corp.	111,519	1,554,575

		169,723,853
TEXTILES—0.06%
Cintas Corp.	30,794	861,000
Culp Inc.(a)	2,027	21,000
G&K Services Inc. Class A	3,962	122,465
Mohawk Industries Inc.(a)	13,149	746,337
UniFirst Corp.	3,254	179,133

		1,929,935
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	27,997	1,320,899
JAKKS Pacific Inc.(a)	6,279	114,403
LeapFrog Enterprises Inc.(a)	7,742	42,968
Mattel Inc.	83,781	2,130,551
RC2 Corp.(a)	5,129	111,658

		3,720,479
TRANSPORTATION—1.74%
Air Transport Services Group Inc.(a)	11,248	88,859
Alexander & Baldwin Inc.	9,811	392,734
Arkansas Best Corp.	5,837	160,051
Atlas Air Worldwide Holdings Inc.(a)	5,366	299,584
Baltic Trading Ltd.	1,352	13,804
Bristow Group Inc.(a)	8,299	392,958
C.H. Robinson Worldwide Inc.	37,620	3,016,748
CAI International Inc.(a)	1,712	33,555
Celadon Group Inc.(a)	5,266	77,884
Con-way Inc.	12,720	465,170

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

CSX Corp.	88,805	5,737,691
DHT Maritime Inc.	10,639	49,471
Dynamex Inc.(a)	2,415	59,795
Eagle Bulk Shipping Inc.(a)(b)	14,737	73,390
Echo Global Logistics Inc.(a)(b)	1,340	16,134
Excel Maritime Carriers Ltd.(a)	8,302	46,740
Expeditors International of Washington Inc.	48,924	2,671,250
FedEx Corp.	71,426	6,643,332
Forward Air Corp.	6,798	192,927
Frontline Ltd.(b)	11,896	301,802
Genco Shipping & Trading Ltd.(a)(b)	5,707	82,181
General Maritime Corp.	15,892	51,649
Genesee & Wyoming Inc. Class A(a)	8,718	461,618
Golar LNG Ltd.	7,826	117,468
GulfMark Offshore Inc. Class A(a)	5,378	163,491
Heartland Express Inc.	11,635	186,393
Horizon Lines Inc. Class A(b)	7,591	33,173
Hub Group Inc. Class A(a)	8,579	301,466
International Shipholding Corp.	1,456	36,982
J.B. Hunt Transport Services Inc.	20,614	841,257
Kansas City Southern Industries Inc.(a)	23,730	1,135,718
Kirby Corp.(a)	12,619	555,867
Knight Transportation Inc.	13,202	250,838
Knightsbridge Tankers Ltd.(b)	5,564	123,910
Landstar System Inc.	10,783	441,456
Marten Transport Ltd.	3,437	73,483
Nordic American Tanker Shipping Ltd.	11,124	289,446
Norfolk Southern Corp.	84,775	5,325,566
Old Dominion Freight Line Inc.(a)	10,059	321,787
Overseas Shipholding Group Inc.	6,274	222,225
P.A.M. Transportation Services Inc.(a)	1,053	11,815
Pacer International Inc.(a)	8,119	55,534
Patriot Transportation Holding Inc.(a)	305	28,353
PHI Inc.(a)	3,165	59,629
Quality Distribution Inc.(a)	2,045	18,589
RailAmerica Inc.(a)	5,221	67,612
Roadrunner Transportation Systems Inc.(a)	688	9,948
Ryder System Inc.	11,582	609,677
Saia Inc.(a)	3,243	53,801
Scorpio Tankers Inc.(a)	844	8,533
Ship Finance International Ltd.	10,342	222,560
Teekay Corp.	10,078	333,380
Teekay Tankers Ltd. Class A	7,325	90,391
Ultrapetrol (Bahamas) Ltd.(a)	5,570	35,815
Union Pacific Corp.	115,478	10,700,192
United Parcel Service Inc. Class B	162,844	11,819,218
Universal Truckload Services Inc.(a)	1,179	18,770
USA Truck Inc.(a)	1,625	21,499
UTi Worldwide Inc.	23,990	508,588
Werner Enterprises Inc.	10,435	235,831

		56,659,588
TRUCKING & LEASING—0.03%
Aircastle Ltd.	10,095	105,493
AMERCO(a)	2,009	192,944
GATX Corp.	10,972	387,092
Greenbrier Companies Inc. (The)(a)	4,904	102,935
TAL International Group Inc.	3,653	112,768
Textainer Group Holdings Ltd.	2,593	73,875

		975,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

WATER—0.08%
American States Water Co.	4,401	151,702
American Water Works Co. Inc.	40,623	1,027,356
Aqua America Inc.	32,010	719,585
Artesian Resources Corp. Class A	1,283	24,313
California Water Service Group	4,583	170,808
Connecticut Water Service Inc.	1,921	53,557
Consolidated Water Co. Ltd.	3,263	29,922
Middlesex Water Co.	3,140	57,619
PICO Holdings Inc.(a)	5,293	168,317
SJW Corp.	3,414	90,369
York Water Co. (The)	2,421	41,859

		2,535,407

TOTAL COMMON STOCKS
(Cost: $3,461,345,694)		3,243,844,696

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	—

		—
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	34	—

		—

TOTAL WARRANTS (Cost: $0)		—

Security	Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.
0.00%, 12/31/15(d)	6,198	6,198

		6,198

TOTAL CORPORATE NOTES
(Cost: $6,198)		6,198

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	39,581,268	39,581,268
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	5,752,624	5,752,624

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	3,704,025	3,704,025

		49,037,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,037,917)		49,037,917
TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $3,510,389,809)		3,292,888,811
Other Assets, Less Liabilities—(1.29)%		(42,085,056)

NET ASSETS—100.00%		$3,250,803,755

NVS - Non-Voting Shares

(a) Non-income earning security.

(b) All or a portion of this security represents a security on loan. See Note 3.

(c) Affiliated issuer. See Note 2.

(d) Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

(e) The rate quoted is the annualized seven-day yield of the fund at period end.

(f) All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.24%
APAC Customer Services Inc.(a)	1,174	$7,126
Harte-Hanks Inc.	1,746	22,296
Interpublic Group of Companies Inc. (The)(a)	22,560	239,587
Lamar Advertising Co. Class A(a)	539	21,474
Omnicom Group Inc.	11,477	525,647

		816,130
AEROSPACE & DEFENSE—1.97%
AeroVironment Inc.(a)	634	17,010
Alliant Techsystems Inc.(a)	1,490	110,901
Boeing Co. (The)	28,413	1,854,232
GenCorp Inc.(a)	173	895
Goodrich Corp.	1,689	148,750
HEICO Corp.	1,343	68,533
Kaman Corp.	701	20,378
Lockheed Martin Corp.	11,238	785,649
Orbital Sciences Corp.(a)	862	14,766
Rockwell Collins Inc.	3,852	224,418
Spirit AeroSystems Holdings Inc. Class A(a)	809	16,835
Teledyne Technologies Inc.(a)	590	25,942
TransDigm Group Inc.(a)	2,267	163,247
United Technologies Corp.	39,440	3,104,717

		6,556,273
AGRICULTURE—2.23%
Alico Inc.	146	3,481
Altria Group Inc.	56,173	1,382,979
Cadiz Inc.(a)(b)	826	10,275
Limoneira Co.	350	10,045
MGP Ingredients Inc.	76	839
Monsanto Co.	25,222	1,756,460
Philip Morris International Inc.	72,203	4,226,042
Tejon Ranch Co.(a)	262	7,218
Vector Group Ltd.(b)	1,468	25,426

		7,422,765
AIRLINES—0.29%
Alaska Air Group Inc.(a)	81	4,592
Allegiant Travel Co.	722	35,551
AMR Corp.(a)	5,150	40,118
Copa Holdings SA Class A	934	54,957
Delta Air Lines Inc.(a)	36,631	461,551
Hawaiian Holdings Inc.(a)	830	6,507
Southwest Airlines Co.	4,696	60,954
United Continental Holdings Inc.(a)	12,767	304,110

		968,340
APPAREL—1.10%
American Apparel Inc.(a)	1,486	2,467
Carter’s Inc.(a)	2,728	80,503
Cherokee Inc.	141	2,652
Coach Inc.	14,138	781,973

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Crocs Inc.(a)	3,922	67,145
Deckers Outdoor Corp.(a)	1,817	144,888
Delta Apparel Inc.(a)	27	364
G-III Apparel Group Ltd.(a)	691	24,289
Guess? Inc.	2,970	140,540
Hanesbrands Inc.(a)	4,534	115,164
Joe’s Jeans Inc.(a)	1,963	3,062
K-Swiss Inc. Class A(a)	667	8,317
Lacrosse Footwear Inc.	218	3,575
Liz Claiborne Inc.(a)(b)	4,258	30,487
Maidenform Brands Inc.(a)	898	21,345
Nike Inc. Class B	16,659	1,423,012
Oxford Industries Inc.	616	15,776
Perry Ellis International Inc.(a)	30	824
Phillips-Van Heusen Corp.	2,601	163,889
Polo Ralph Lauren Corp.	2,579	286,063
R.G. Barry Corp.	435	4,837
SKECHERS U.S.A. Inc. Class A(a)	1,587	31,740
Steven Madden Ltd.(a)	1,105	46,101
Timberland Co. Class A(a)	1,317	32,385
True Religion Apparel Inc.(a)(b)	1,202	26,757
Volcom Inc.	787	14,851
Warnaco Group Inc. (The)(a)	2,124	116,969
Weyco Group Inc.	133	3,257
Wolverine World Wide Inc.	2,296	73,196

		3,666,428
AUTO MANUFACTURERS—1.18%
Ford Motor Co.(a)	154,696	2,597,346
Navistar International Corp.(a)	3,279	189,887
Oshkosh Corp.(a)	4,135	145,717
PACCAR Inc.	16,860	968,101
Tesla Motors Inc.(a)	488	12,996

		3,914,047
AUTO PARTS & EQUIPMENT—0.78%
American Axle & Manufacturing Holdings Inc.(a)	2,775	35,687
Amerigon Inc. Class A(a)	877	9,542
ArvinMeritor Inc.(a)	4,315	88,544
Autoliv Inc.	1,332	105,148
BorgWarner Inc.(a)	5,096	368,747
Cooper Tire & Rubber Co.	2,764	65,175
Dana Holding Corp.(a)	5,940	102,227
Dorman Products Inc.(a)	492	17,830
Exide Technologies Inc.(a)	853	8,027
Federal-Mogul Corp. Class A(a)	397	8,198
Fuel Systems Solutions Inc.(a)	634	18,627
Goodyear Tire & Rubber Co. (The)(a)	10,917	129,366
Johnson Controls Inc.	29,309	1,119,604
Lear Corp.(a)	741	73,144
Standard Motor Products Inc.	532	7,288
Superior Industries International Inc.	264	5,602
Tenneco Inc.(a)	2,740	112,778
Titan International Inc.	255	4,983
TRW Automotive Holdings Corp.(a)	2,440	128,588
WABCO Holdings Inc.(a)	2,961	180,414

		2,589,519
BANKS—0.14%
Arrow Financial Corp.	52	1,430

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Bank of Hawaii Corp.	703	33,189
Bank of the Ozarks Inc.	54	2,341
Bridge Bancorp Inc.	219	5,398
First Financial Bankshares Inc.	411	21,035
Northern Trust Corp.	4,491	248,846
S.Y. Bancorp Inc.	208	5,106
Signature Bank(a)	1,877	93,850
Suffolk Bancorp	157	3,875
TrustCo Bank Corp. NY	185	1,173
Westamerica Bancorporation	625	34,669

		450,912
BEVERAGES—2.58%
Boston Beer Co. Inc. (The) Class A(a)	392	37,275
Brown-Forman Corp. Class B NVS	3,697	257,385
Coca-Cola Bottling Co. Consolidated	208	11,561
Coca-Cola Co. (The)	72,759	4,785,359
Coca-Cola Enterprises Inc.	9,628	240,989
Dr Pepper Snapple Group Inc.	3,226	113,426
Farmer Bros. Co.	184	3,275
Green Mountain Coffee Roasters Inc.(a)	5,092	167,323
Hansen Natural Corp.(a)	2,621	137,026
National Beverage Corp.	398	5,230
Peet’s Coffee & Tea Inc.(a)	492	20,536
PepsiCo Inc.	42,897	2,802,461

		8,581,846
BIOTECHNOLOGY—1.43%
Acorda Therapeutics Inc.(a)	1,770	48,250
Affymax Inc.(a)	815	5,420
Affymetrix Inc.(a)	337	1,695
Alexion Pharmaceuticals Inc.(a)	4,164	335,410
AMAG Pharmaceuticals Inc.(a)	997	18,046
Arena Pharmaceuticals Inc.(a)(b)	4,573	7,866
ARIAD Pharmaceuticals Inc.(a)	6,272	31,987
ArQule Inc.(a)	1,998	11,728
AspenBio Pharma Inc.(a)	1,651	996
AVEO Pharmaceuticals Inc.(a)	429	6,272
BioCryst Pharmaceuticals Inc.(a)	962	4,974
BioMimetic Therapeutics Inc.(a)	702	8,915
BioSante Pharmaceuticals Inc.(a)	2,676	4,389
Biotime Inc.(a)(b)	908	7,564
Celera Corp.(a)	776	4,889
Celgene Corp.(a)	21,371	1,263,881
Celldex Therapeutics Inc.(a)(b)	1,486	6,122
Charles River Laboratories International Inc.(a)	622	22,106
CryoLife Inc.(a)	127	688
Curis Inc.(a)(b)	2,904	5,750
Cytokinetics Inc.(a)	1,741	3,639
Cytori Therapeutics Inc.(a)	3,140	16,297
CytRx Corp.(a)	5,046	5,096
Enzo Biochem Inc.(a)	1,267	6,690
Enzon Pharmaceuticals Inc.(a)	1,544	18,790
Exact Sciences Corp.(a)	1,533	9,167
Exelixis Inc.(a)	2,280	18,719
Genomic Health Inc.(a)	704	15,059
Genzyme Corp.(a)	9,415	670,348
Geron Corp.(a)	6,511	33,662
Halozyme Therapeutics Inc.(a)	3,143	24,893
Human Genome Sciences Inc.(a)	8,707	208,010
Illumina Inc.(a)	5,663	358,694

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

ImmunoGen Inc.(a)	3,031	28,067
Immunomedics Inc.(a)	3,048	10,912
Incyte Corp.(a)	4,184	69,287
Inhibitex Inc.(a)	2,095	5,447
Inovio Pharmaceuticals Inc.(a)	2,221	2,554
Integra LifeSciences Holdings Corp.(a)	918	43,421
InterMune Inc.(a)	2,127	77,423
Lexicon Pharmaceuticals Inc.(a)	2,852	4,107
Life Technologies Corp.(a)	6,005	333,277
Ligand Pharmaceuticals Inc. Class B(a)	986	8,795
Maxygen Inc.	89	350
Micromet Inc.(a)	4,815	39,098
Momenta Pharmaceuticals Inc.(a)	1,770	26,497
Myriad Genetics Inc.(a)	4,491	102,574
Nanosphere Inc.(a)	672	2,930
Nektar Therapeutics(a)	4,326	55,589
Neuralstem Inc.(a)	1,800	3,816
Novavax Inc.(a)(b)	3,155	7,667
Nymox Pharmaceutical Corp.(a)	753	5,301
Omeros Corp.(a)	304	2,505
Optimer Pharmaceuticals Inc.(a)	1,764	19,951
Orexigen Therapeutics Inc.(a)	1,344	10,859
Pacific Biosciences of California Inc.(a)	729	11,598
PDL BioPharma Inc.	5,981	37,262
Peregrine Pharmaceuticals Inc.(a)	2,192	5,042
Regeneron Pharmaceuticals Inc.(a)	3,412	112,016
RTI Biologics Inc.(a)	918	2,451
Sangamo BioSciences Inc.(a)(b)	2,191	14,548
Savient Pharmaceuticals Inc.(a)	3,301	36,773
Seattle Genetics Inc.(a)	3,944	58,963
Sequenom Inc.(a)	4,378	35,112
StemCells Inc.(a)(b)	4,752	5,132
SuperGen Inc.(a)	1,912	5,009
Talecris Biotherapeutics Holdings Corp.(a)	2,369	55,198
Transcept Pharmaceuticals Inc.(a)	185	1,369
Vertex Pharmaceuticals Inc.(a)	9,511	333,170
Vical Inc.(a)	2,502	5,054
ZIOPHARM Oncology Inc.(a)	2,119	9,875

		4,775,011
BUILDING MATERIALS—0.20%
AAON Inc.	565	15,939
American DG Energy Inc.(a)(b)	656	1,817
Armstrong World Industries Inc.	121	5,203
Broadwind Energy Inc.(a)	1,475	3,407
Builders FirstSource Inc.(a)	1,427	2,811
Drew Industries Inc.	531	12,064
Eagle Materials Inc.	2,054	58,025
Interline Brands Inc.(a)	136	3,097
Lennox International Inc.	2,196	103,849
Martin Marietta Materials Inc.(b)	2,095	193,243
Masco Corp.	5,094	64,490
NCI Building Systems Inc.(a)	776	10,856
Owens Corning(a)	2,920	90,958
PGT Inc.(a)	275	674
Quanex Building Products Corp.	437	8,290
Simpson Manufacturing Co. Inc.	1,688	52,176
Trex Co. Inc.(a)	634	15,191
USG Corp.(a)	1,240	20,869

		662,959

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

CHEMICALS—2.20%
A. Schulman Inc.	76	1,740
Air Products and Chemicals Inc.	9,811	892,310
Airgas Inc.	3,851	240,533
Albemarle Corp.	4,214	235,057
Arch Chemicals Inc.	616	23,365
Ashland Inc.	319	16,224
Balchem Corp.	1,218	41,181
Celanese Corp. Series A	7,245	298,277
CF Industries Holdings Inc.	2,390	323,008
Codexis Inc.(a)	298	3,159
E.I. du Pont de Nemours and Co.	14,439	720,217
Eastman Chemical Co.	684	57,511
Ecolab Inc.	10,804	544,738
Ferro Corp.(a)	1,679	24,580
FMC Corp.	2,321	185,425
H.B. Fuller Co.	156	3,201
Hawkins Inc.(b)	367	16,295
Innophos Holdings Inc.	233	8,407
International Flavors & Fragrances Inc.	3,666	203,793
KMG Chemicals Inc.	242	4,010
Kraton Performance Polymers Inc.(a)	443	13,711
Landec Corp.(a)	370	2,213
Lubrizol Corp.	3,148	336,458
Minerals Technologies Inc.	66	4,317
Mosaic Co. (The)	7,343	560,711
NewMarket Corp.	491	60,575
NL Industries Inc.	185	2,065
Olin Corp.	2,096	43,010
OMNOVA Solutions Inc.(a)	2,021	16,895
PolyOne Corp.(a)	2,942	36,746
PPG Industries Inc.	1,253	105,340
Praxair Inc.	14,151	1,350,996
Quaker Chemical Corp.	350	14,584
Rockwood Holdings Inc.(a)	1,769	69,203
RPM International Inc.	3,225	71,272
Sherwin-Williams Co. (The)	2,649	221,854
Sigma-Aldrich Corp.	5,207	346,578
Solutia Inc.(a)	5,574	128,648
Spartech Corp.(a)	614	5,747
Stepan Co.	323	24,635
Valspar Corp. (The)	447	15,413
W.R. Grace & Co.(a)	592	20,797
Zep Inc.	899	17,872

		7,312,671
COAL—0.23%
Alpha Natural Resources Inc.(a)	776	46,583
Arch Coal Inc.	5,288	185,397
Cloud Peak Energy Inc.(a)	240	5,575
CONSOL Energy Inc.	4,827	235,268
Hallador Energy Co.	158	1,658
James River Coal Co.(a)	1,011	25,609
L&L Energy Inc.(a)	710	7,668
Walter Energy Inc.	1,970	251,845

		759,603
COMMERCIAL SERVICES—2.65%
Aaron’s Inc.	1,686	34,378
ABM Industries Inc.	492	12,940

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Accretive Health Inc.(a)	492	7,995
Administaff Inc.	959	28,099
Advance America Cash Advance Centers Inc.	305	1,720
Advisory Board Co. (The)(a)	732	34,865
Alliance Data Systems Corp.(a)(b)	2,500	177,575
American Public Education Inc.(a)	853	31,766
AMN Healthcare Services Inc.(a)	195	1,197
Apollo Group Inc. Class A(a)	5,941	234,610
Arbitron Inc.	1,219	50,613
Avis Budget Group Inc.(a)	4,700	73,132
Barrett Business Services Inc.	247	3,841
Booz Allen Hamilton Holding Corp.(a)	535	10,395
Bridgepoint Education Inc.(a)(b)	918	17,442
Capella Education Co.(a)(b)	769	51,200
Cardtronics Inc.(a)	1,202	21,275
Career Education Corp.(a)	3,032	62,853
Cass Information Systems Inc.	396	15,024
CBIZ Inc.(a)	1,194	7,451
CDI Corp.	116	2,156
Cenveo Inc.(a)	2,750	14,685
Chemed Corp.	1,060	67,321
Coinstar Inc.(a)	1,486	83,870
Compass Diversified Holdings	157	2,777
Consolidated Graphics Inc.(a)	420	20,341
Corinthian Colleges Inc.(a)(b)	3,872	20,173
Corporate Executive Board Co. (The)	1,695	63,647
Corrections Corp. of America(a)	895	22,429
CorVel Corp.(a)	376	18,180
CoStar Group Inc.(a)	913	52,552
CPI Corp.	208	4,690
CRA International Inc.(a)	157	3,691
Deluxe Corp.	2,196	50,552
DeVry Inc.	2,953	141,685
Dollar Financial Corp.(a)	1,060	30,348
Dollar Thrifty Automotive Group Inc.(a)	1,313	62,052
Education Management Corp.(a)(b)	1,072	19,403
Emergency Medical Services Corp. Class A(a)	1,373	88,709
ExamWorks Group Inc.(a)	522	9,647
ExlService Holdings Inc.(a)	734	15,766
Exponent Inc.(a)	634	23,794
Forrester Research Inc.	677	23,891
Franklin Covey Co.(a)	595	5,111
FTI Consulting Inc.(a)	1,784	66,507
Gartner Inc.(a)	3,403	112,980
Genpact Ltd.(a)	2,923	44,430
GEO Group Inc. (The)(a)	1,623	40,023
Global Cash Access Inc.(a)	1,714	5,468
Grand Canyon Education Inc.(a)	1,411	27,641
Great Lakes Dredge & Dock Corp.	934	6,884
Green Dot Corp. Class A(a)(b)	235	13,334
H&R Block Inc.	5,606	66,767
Hackett Group Inc. (The)(a)	1,363	4,784
Healthcare Services Group Inc.	2,859	46,516
Heartland Payment Systems Inc.	1,765	27,216
Heidrick & Struggles International Inc.	66	1,891
Hertz Global Holdings Inc.(a)	7,589	109,965
Hill International Inc.(a)	1,038	6,716
Hillenbrand Inc.	2,855	59,413
HMS Holdings Corp.(a)	1,202	77,854
Hudson Highland Group Inc.(a)	1,391	8,110
Huron Consulting Group Inc.(a)	387	10,236
ICF International Inc.(a)	328	8,436
Iron Mountain Inc.	8,465	211,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

ITT Educational Services Inc.(a)	1,456	92,733
K12 Inc.(a)	1,097	31,440
KAR Auction Services Inc.(a)	299	4,126
Kelly Services Inc. Class A(a)	127	2,388
Kendle International Inc.(a)	150	1,633
Kenexa Corp.(a)	1,087	23,686
Kforce Inc.(a)	1,379	22,312
Korn/Ferry International(a)	145	3,351
Landauer Inc.	425	25,487
Learning Tree International Inc.	386	3,690
LECG Corp.(a)	155	214
Lender Processing Services Inc.	4,564	134,729
Lincoln Educational Services Corp.	736	11,415
MasterCard Inc. Class A	4,489	1,006,030
MAXIMUS Inc.	768	50,365
McGrath RentCorp	431	11,301
McKesson Corp.	5,075	357,178
Medifast Inc.(a)(b)	604	17,443
MedQuist Inc.	523	4,524
Michael Baker Corp.(a)	84	2,612
Midas Inc.(a)	597	4,842
Monro Muffler Brake Inc.	1,375	47,561
Monster Worldwide Inc.(a)	3,001	70,914
Moody’s Corp.	9,465	251,201
Morningstar Inc.	941	49,948
National American University Holdings Inc.	361	2,650
National Research Corp.	66	2,260
Navigant Consulting Inc.(a)	670	6,164
On Assignment Inc.(a)	196	1,597
PAREXEL International Corp.(a)	2,805	59,550
PDI Inc.(a)	331	3,489
Pharmaceutical Product Development Inc.	4,931	133,827
Pre-Paid Legal Services Inc.(a)(b)	350	21,087
Princeton Review Inc. (The)(a)	592	699
Providence Service Corp. (The)(a)	367	5,898
R.R. Donnelley & Sons Co.	585	10,220
Resources Connection Inc.	2,196	40,824
Robert Half International Inc.	6,991	213,925
Rollins Inc.	3,139	61,995
Rural/Metro Corp.(a)	820	11,956
Saba Software Inc.(a)	1,111	6,799
SAIC Inc.(a)	14,266	226,259
Senomyx Inc.(a)	1,658	11,822
SFN Group Inc.(a)	321	3,133
Sotheby’s	3,217	144,765
Standard Parking Corp.(a)	686	12,959
Steiner Leisure Ltd.(a)	673	31,429
Strayer Education Inc.(b)	649	98,791
SuccessFactors Inc.(a)	2,885	83,550
Team Health Holdings Inc.(a)	594	9,231
Team Inc.(a)	170	4,114
TeleTech Holdings Inc.(a)	1,466	30,185
TNS Inc.(a)	1,196	24,877
Towers Watson & Co. Class A	333	17,336
Transcend Services Inc.(a)	285	5,583
TrueBlue Inc.(a)	1,247	22,434
Universal Technical Institute Inc.	918	20,214
Valassis Communications Inc.(a)	2,289	74,049
Verisk Analytics Inc. Class A(a)	4,752	161,948
Viad Corp.	93	2,369
VirnetX Holding Corp.	1,422	21,117
Visa Inc. Class A	21,554	1,516,970
VistaPrint NV(a)	2,012	92,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Volt Information Sciences Inc.(a)	587	5,078
Weight Watchers International Inc.	1,517	56,872
Western Union Co.	31,164	578,715
Wright Express Corp.(a)	1,790	82,340

		8,835,477
COMPUTERS—10.97%
3D Systems Corp.(a)	790	24,877
Accenture PLC Class A	28,265	1,370,570
Agilysys Inc.(a)	43	242
Apple Inc.(a)	42,127	13,588,485
CACI International Inc. Class A(a)	168	8,971
Cadence Design Systems Inc.(a)	12,420	102,589
Cognizant Technology Solutions Corp. Class A(a)	13,887	1,017,778
Compellent Technologies Inc.(a)	940	25,935
Computer Task Group Inc.(a)	634	6,898
Cray Inc.(a)	1,239	8,859
Dell Inc.(a)	78,692	1,066,277
Diebold Inc.	705	22,595
Digimarc Corp.(a)	285	8,553
DST Systems Inc.	1,605	71,182
Echelon Corp.(a)	1,228	12,513
EMC Corp.(a)	95,018	2,175,912
FactSet Research Systems Inc.(b)	2,149	201,490
Fortinet Inc.(a)	1,801	58,262
Furmanite Corp.(a)	1,200	8,292
Hewlett-Packard Co.	108,485	4,567,218
iGATE Corp.	1,398	27,555
IHS Inc. Class A(a)	2,246	180,556
Immersion Corp.(a)	1,486	9,971
Insight Enterprises Inc.(a)	373	4,909
Integral Systems Inc.(a)	208	2,061
International Business Machines Corp.	59,371	8,713,288
Jack Henry & Associates Inc.	3,938	114,793
Keyw Holding Corp. (The)(a)	716	10,504
Limelight Networks Inc.(a)	1,499	8,709
LivePerson Inc.(a)	1,912	21,606
Magma Design Automation Inc.(a)	2,231	11,177
Manhattan Associates Inc.(a)	1,072	32,739
Maxwell Technologies Inc.(a)	1,060	20,023
Mentor Graphics Corp.(a)	2,077	24,924
Mercury Computer Systems Inc.(a)	126	2,316
MICROS Systems Inc.(a)	3,758	164,826
MTS Systems Corp.	739	27,683
NCI Inc. Class A(a)	286	6,575
NCR Corp.(a)	7,450	114,506
NetApp Inc.(a)	16,046	881,888
NetScout Systems Inc.(a)	1,448	33,318
Quantum Corp.(a)	8,209	30,537
Radiant Systems Inc.(a)	1,458	28,533
RadiSys Corp.(a)	1,060	9,434
RealD Inc.(a)	230	5,962
Riverbed Technology Inc.(a)	5,803	204,091
SanDisk Corp.(a)	10,622	529,613
Seagate Technology PLC(a)	16,372	246,071
Sigma Designs Inc.(a)	208	2,947
Silicon Graphics International Corp.(a)	118	1,066
SMART Modular Technologies (WWH) Inc.(a)	1,364	7,857
Spansion Inc.(a)	570	11,799
SRA International Inc. Class A(a)	227	4,642
STEC Inc.(a)(b)	1,844	32,547
Stratasys Inc.(a)	1,054	34,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Stream Global Services Inc.(a)(b)	154	608
Super Micro Computer Inc.(a)	820	9,463
Sykes Enterprises Inc.(a)	308	6,240
Synaptics Inc.(a)	1,628	47,831
Synopsys Inc.(a)	492	13,240
Syntel Inc.	645	30,825
Teradata Corp.(a)	7,701	316,973
Tier Technologies Inc. Class B(a)	492	2,947
Tyler Technologies Inc.(a)	1,486	30,849
Unisys Corp.(a)	772	19,987
Virtusa Corp.(a)	634	10,372
Wave Systems Corp. Class A(a)(b)	3,554	14,003
Western Digital Corp.(a)	2,470	83,733
Xyratex Ltd.(a)	1,360	22,182

		36,520,180
COSMETICS & PERSONAL CARE—0.93%
Alberto-Culver Co.	934	34,595
Avon Products Inc.	19,823	576,056
Colgate-Palmolive Co.	19,016	1,528,316
Estee Lauder Companies Inc. (The) Class A	5,122	413,346
Inter Parfums Inc.	625	11,781
Procter & Gamble Co. (The)	8,005	514,962
Revlon Inc. Class A(a)	492	4,841

		3,083,897
DISTRIBUTION & WHOLESALE—0.40%
Beacon Roofing Supply Inc.(a)	2,079	37,152
BlueLinx Holdings Inc.(a)	511	1,870
BMP Sunstone Corp.(a)	41	406
Brightpoint Inc.(a)	3,190	27,849
Chindex International Inc.(a)	492	8,113
Core-Mark Holding Co. Inc.(a)	150	5,339
Fastenal Co.(b)	6,147	368,267
Houston Wire & Cable Co.	776	10,430
Ingram Micro Inc. Class A(a)	412	7,865
LKQ Corp.(a)	6,598	149,907
MWI Veterinary Supply Inc.(a)	541	34,164
Owens & Minor Inc.	2,359	69,425
Pool Corp.	2,268	51,121
Rentrak Corp.(a)	440	13,270
United Stationers Inc.(a)	696	44,412
W.W. Grainger Inc.	2,712	374,554
Watsco Inc.	1,278	80,616
WESCO International Inc.(a)	674	35,587

		1,320,347
DIVERSIFIED FINANCIAL SERVICES—2.32%
Affiliated Managers Group Inc.(a)	2,324	230,587
American Express Co.	48,681	2,089,389
Ameriprise Financial Inc.	2,380	136,969
Artio Global Investors Inc. Class A	1,131	16,682
BGC Partners Inc. Class A	2,542	21,124
BlackRock Inc.(c)	1,473	280,724
CBOE Holdings Inc.	76	1,737
Charles Schwab Corp. (The)	45,754	782,851
Cohen & Steers Inc.(b)	836	21,820
CompuCredit Holdings Corp.(a)	350	2,443
Credit Acceptance Corp.(a)	319	20,024
Diamond Hill Investment Group Inc.	66	4,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Duff & Phelps Corp. Class A	1,218	20,535
Eaton Vance Corp.	5,481	165,691
Encore Capital Group Inc.(a)	422	9,896
Epoch Holding Corp.	776	12,051
Evercore Partners Inc. Class A	665	22,610
Federated Investors Inc. Class B	2,867	75,029
Financial Engines Inc.(a)	562	11,144
Franklin Resources Inc.	6,868	763,790
GAMCO Investors Inc. Class A	208	9,986
GFI Group Inc.	2,030	9,521
Gleacher & Co. Inc.(a)	422	1,000
Greenhill & Co. Inc.(b)	1,354	110,595
Higher One Holdings Inc.(a)	105	2,124
Interactive Brokers Group Inc. Class A	457	8,144
IntercontinentalExchange Inc.(a)	3,430	408,684
Invesco Ltd.	6,661	160,264
Janus Capital Group Inc.	918	11,906
JMP Group Inc.	66	504
KBW Inc.	1,090	30,433
Ladenburg Thalmann Financial Services Inc.(a)	3,900	4,563
Lazard Ltd. Class A	4,235	167,240
LPL Investment Holdings Inc.(a)	301	10,947
MarketAxess Holdings Inc.	1,486	30,924
Morgan Stanley	22,260	605,695
NASDAQ OMX Group Inc. (The)(a)	689	16,336
Nelnet Inc. Class A	66	1,564
Netspend Holdings Inc.(a)	703	9,012
NewStar Financial Inc.(a)	282	2,981
NYSE Euronext Inc.	2,656	79,627
optionsXpress Holdings Inc.	2,114	33,126
Portfolio Recovery Associates Inc.(a)(b)	804	60,461
Pzena Investment Management Inc. Class A	350	2,572
Rodman & Renshaw Capital Group Inc.(a)	662	1,774
Stifel Financial Corp.(a)	1,439	89,276
T. Rowe Price Group Inc.	12,009	775,061
TD AMERITRADE Holding Corp.	11,105	210,884
Teton Advisors Inc. Class B(d)	3	29
TradeStation Group Inc.(a)	397	2,680
Virtus Investment Partners Inc.(a)	208	9,437
Waddell & Reed Financial Inc. Class A	4,135	145,924
Westwood Holdings Group Inc.	208	8,312
World Acceptance Corp.(a)	365	19,272

		7,730,728
ELECTRIC—0.08%
Calpine Corp.(a)	7,613	101,557
EnerNOC Inc.(a)(b)	894	21,376
ITC Holdings Corp.	2,064	127,927
Ormat Technologies Inc.	512	15,145
Otter Tail Corp.	93	2,096

		268,101
ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
A123 Systems Inc.(a)(b)	3,302	31,501
Advanced Battery Technologies Inc.(a)(b)	3,219	12,393
Advanced Energy Industries Inc.(a)	1,202	16,395
American Superconductor Corp.(a)(b)	2,392	68,387
AMETEK Inc.	7,426	291,470
Belden Inc.	2,141	78,832
Capstone Turbine Corp.(a)(b)	10,631	10,204
Coleman Cable Inc.(a)(b)	345	2,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Emerson Electric Co.	34,858	1,992,832
Energy Conversion Devices Inc.(a)	627	2,884
EnerSys Inc.(a)	615	19,754
Generac Holdings Inc.(a)	367	5,934
General Cable Corp.(a)	845	29,651
GrafTech International Ltd.(a)	5,534	109,795
Graham Corp.	449	8,980
Hubbell Inc. Class B	1,103	66,323
Insteel Industries Inc.	44	550
Littelfuse Inc.	853	40,142
Power-One Inc.(a)(b)	3,581	36,526
PowerSecure International Inc.(a)	789	6,138
SatCon Technology Corp.(a)(b)	4,286	19,287
SunPower Corp. Class A(a)(b)	1,865	23,928
Universal Display Corp.(a)(b)	1,271	38,956
Vicor Corp.	859	14,088

		2,927,117
ELECTRONICS—1.11%
Agilent Technologies Inc.(a)	16,142	668,763
American Science and Engineering Inc.	454	38,694
Amphenol Corp. Class A	8,018	423,190
Analogic Corp.	380	18,814
Applied Energetics Inc.(a)(b)	3,997	3,401
Arrow Electronics Inc.(a)	675	23,119
AVX Corp.	126	1,944
Badger Meter Inc.	691	30,556
Ballantyne Strong Inc.(a)	633	4,918
Bel Fuse Inc. Class B	25	598
Benchmark Electronics Inc.(a)	328	5,956
Checkpoint Systems Inc.(a)	719	14,775
Coherent Inc.(a)	791	35,706
CTS Corp.	66	730
Cubic Corp.	350	16,503
Cymer Inc.(a)	322	14,513
Daktronics Inc.	481	7,658
DDi Corp.	1,076	12,654
Dionex Corp.(a)	827	97,594
Dolby Laboratories Inc. Class A(a)	2,480	165,416
Electro Scientific Industries Inc.(a)	118	1,892
FARO Technologies Inc.(a)	739	24,269
FEI Co.(a)	547	14,446
FLIR Systems Inc.(a)	7,096	211,106
Garmin Ltd.(b)	360	11,156
Gentex Corp.	6,334	187,233
II-VI Inc.(a)	1,144	53,036
Itron Inc.(a)	1,757	97,426
Jabil Circuit Inc.	5,850	117,526
LaBarge Inc.(a)	492	7,729
Methode Electronics Inc.	946	12,270
Mettler-Toledo International Inc.(a)	1,565	236,644
Multi-Fineline Electronix Inc.(a)	492	13,033
National Instruments Corp.	2,687	101,139
NVE Corp.(a)	208	12,029
OSI Systems Inc.(a)	545	19,816
OYO Geospace Corp.(a)	165	16,353
Park Electrochemical Corp.	547	16,410
PerkinElmer Inc.	2,454	63,362
Plexus Corp.(a)	1,849	57,208
Pulse Electronics Corp.	1,740	9,257
Rofin-Sinar Technologies Inc.(a)	617	21,866
Rogers Corp.(a)	208	7,956

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Sanmina-SCI Corp.(a)	3,643	41,822
Sonic Solutions Inc.(a)	1,506	22,590
Spectrum Control Inc.(a)	223	3,343
SRS Labs Inc.(a)	562	4,951
Stoneridge Inc.(a)	646	10,200
Taser International Inc.(a)(b)	2,954	13,884
Thomas & Betts Corp.(a)	461	22,266
Trimble Navigation Ltd.(a)	5,640	225,205
TTM Technologies Inc.(a)	809	12,062
UQM Technologies Inc.(a)	1,539	3,524
Viasystems Group Inc.(a)	144	2,900
Waters Corp.(a)	4,317	335,474
Watts Water Technologies Inc. Class A	129	4,720
Woodward Governor Co.	2,799	105,130
Zygo Corp.(a)	124	1,517

		3,708,252
ENERGY - ALTERNATE SOURCES—0.13%
Clean Energy Fuels Corp.(a)(b)	2,432	33,659
Comverge Inc.(a)	918	6,344
Covanta Holding Corp.	317	5,449
Ener1 Inc.(a)(b)	2,385	9,039
First Solar Inc.(a)(b)	2,559	333,028
FuelCell Energy Inc.(a)(b)	2,764	6,385
GT Solar International Inc.(a)	2,794	25,481
Hoku Corp.(a)	66	174
Syntroleum Corp.(a)	2,906	5,376

		424,935
ENGINEERING & CONSTRUCTION—0.19%
AECOM Technology Corp.(a)	1,504	42,067
Argan Inc.(a)	350	3,244
Chicago Bridge & Iron Co. NV(a)	1,867	61,424
Fluor Corp.	527	34,919
Insituform Technologies Inc. Class A(a)	1,537	40,746
Jacobs Engineering Group Inc.(a)	3,526	161,667
KBR Inc.	408	12,432
McDermott International Inc.(a)	8,503	175,927
Mistras Group Inc.(a)	302	4,071
MYR Group Inc.(a)	208	4,368
Orion Marine Group Inc.(a)	1,274	14,778
Shaw Group Inc. (The)(a)	2,285	78,216
VSE Corp.	184	6,076

		639,935
ENTERTAINMENT—0.19%
Bally Technologies Inc.(a)	2,579	108,808
Carmike Cinemas Inc.(a)	492	3,798
Churchill Downs Inc.	99	4,297
DreamWorks Animation SKG Inc. Class A(a)	3,410	100,493
Empire Resorts Inc.(a)	1,172	1,207
International Game Technology	13,753	243,290
International Speedway Corp. Class A	462	12,090
Isle of Capri Casinos Inc.(a)	168	1,717
Lions Gate Entertainment Corp.(a)	2,170	14,127
Madison Square Garden Inc. Class A(a)	873	22,506
National CineMedia Inc.	2,569	51,149
Pinnacle Entertainment Inc.(a)	294	4,122
Regal Entertainment Group Class A	602	7,067
Scientific Games Corp. Class A(a)	1,170	11,653

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Shuffle Master Inc.(a)	2,622	30,022
Warner Music Group Corp.(a)	66	372

		616,718
ENVIRONMENTAL CONTROL—0.32%
Calgon Carbon Corp.(a)	2,750	41,580
Casella Waste Systems Inc. Class A(a)	1,153	8,175
Clean Harbors Inc.(a)	1,059	89,041
Darling International Inc.(a)	3,022	40,132
Energy Recovery Inc.(a)(b)	1,558	5,702
Met-Pro Corp.	131	1,547
Mine Safety Appliances Co.	956	29,760
Nalco Holding Co.	6,054	193,365
Rentech Inc.(a)(b)	9,478	11,563
Republic Services Inc.	4,537	135,475
Stericycle Inc.(a)	3,934	318,339
Tetra Tech Inc.(a)	2,837	71,095
US Ecology Inc.	918	15,955
Waste Connections Inc.	4,149	114,222

		1,075,951
FOOD—1.21%
Arden Group Inc. Class A	60	4,950
B&G Foods Inc. Class A	1,271	17,451
Bridgford Foods Corp.	83	1,183
Cal-Maine Foods Inc.(b)	477	15,064
Calavo Growers Inc.	463	10,672
Campbell Soup Co.	5,135	178,441
ConAgra Foods Inc.	2,054	46,379
Diamond Foods Inc.	995	52,914
Flowers Foods Inc.	1,372	36,921
Fresh Market Inc. (The)(a)	281	11,577
General Mills Inc.	18,240	649,162
H.J. Heinz Co.	6,025	297,997
Hershey Co. (The)	4,181	197,134
J&J Snack Foods Corp.	649	31,308
Kellogg Co.	10,672	545,126
Kroger Co. (The)	1,767	39,510
Lifeway Foods Inc.(a)(b)	208	1,986
M&F Worldwide Corp.(a)	26	601
McCormick & Co. Inc. NVS	3,092	143,871
Pilgrim’s Pride Corp.(a)	917	6,502
Ruddick Corp.	1,045	38,498
Sanderson Farms Inc.	962	37,662
Sara Lee Corp.	21,765	381,105
Smart Balance Inc.(a)	2,113	9,149
Snyders-Lance Inc.	1,312	30,753
Sysco Corp.	27,378	804,913
Tootsie Roll Industries Inc.	854	24,740
United Natural Foods Inc.(a)	2,319	85,061
Village Super Market Inc. Class A	269	8,877
Whole Foods Market Inc.(a)	6,455	326,558

		4,036,065
FOREST PRODUCTS & PAPER—0.25%
Clearwater Paper Corp.(a)	384	30,067
Deltic Timber Corp.	492	27,719
International Paper Co.	15,683	427,205
Neenah Paper Inc.	308	6,062
Plum Creek Timber Co. Inc.(b)	3,188	119,391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Potlatch Corp.	971	31,606
Rayonier Inc.	1,131	59,400
Rock-Tenn Co. Class A	634	34,204
Schweitzer-Mauduit International Inc.	839	52,790
Temple-Inland Inc.	896	19,031
Verso Paper Corp.(a)	679	2,322
Wausau Paper Corp.	754	6,492
Xerium Technologies Inc.(a)	283	4,514

		820,803
GAS—0.00%
South Jersey Industries Inc.	164	8,662

		8,662
HAND & MACHINE TOOLS—0.15%
Baldor Electric Co.	2,023	127,530
Franklin Electric Co. Inc.	971	37,791
Kennametal Inc.	2,808	110,804
Lincoln Electric Holdings Inc.	1,960	127,929
Regal Beloit Corp.	1,482	98,938

		502,992
HEALTH CARE - PRODUCTS—3.82%
Abaxis Inc.(a)	1,026	27,548
ABIOMED Inc.(a)	1,546	14,857
Accuray Inc.(a)	2,196	14,823
Alcon Inc.	3,204	523,534
Alere Inc.(a)	1,185	43,371
Align Technology Inc.(a)	2,733	53,403
Alphatec Holdings Inc.(a)	1,945	5,251
American Medical Systems Holdings Inc.(a)	3,474	65,520
Arthrocare Corp.(a)	1,231	38,235
Atrion Corp.	66	11,844
Baxter International Inc.	22,988	1,163,653
Becton, Dickinson and Co.	10,809	913,577
Bruker Corp.(a)	3,319	55,095
C.R. Bard Inc.	4,414	405,073
Caliper Life Sciences Inc.(a)	1,959	12,420
CardioNet Inc.(a)	346	1,619
CareFusion Corp.(a)	1,800	46,260
Cepheid Inc.(a)(b)	2,890	65,747
Cerus Corp.(a)	1,640	4,034
Clinical Data Inc.(a)(b)	671	10,676
Conceptus Inc.(a)	1,378	19,016
Cooper Companies Inc. (The)	389	21,916
Covidien PLC	23,159	1,057,440
Cutera Inc.(a)	190	1,575
Cyberonics Inc.(a)	1,284	39,830
Delcath Systems Inc.(a)(b)	1,892	18,542
DENTSPLY International Inc.	6,811	232,732
DexCom Inc.(a)	2,480	33,852
Edwards Lifesciences Corp.(a)	5,265	425,623
Endologix Inc.(a)(b)	2,033	14,536
Exactech Inc.(a)	315	5,928
Female Health Co. (The)	810	4,609
Gen-Probe Inc.(a)	2,350	137,122
Haemonetics Corp.(a)	1,202	75,942
Hanger Orthopedic Group Inc.(a)	584	12,375
Hansen Medical Inc.(a)	634	932
HeartWare International Inc.(a)	425	37,217

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Henry Schein Inc.(a)	4,249	260,846
Hill-Rom Holdings Inc.	2,443	96,181
ICU Medical Inc.(a)	170	6,205
IDEXX Laboratories Inc.(a)	2,746	190,078
Immucor Inc.(a)	3,259	64,626
Insulet Corp.(a)	2,320	35,960
Intuitive Surgical Inc.(a)	1,810	466,527
Invacare Corp.	144	4,343
IRIS International Inc.(a)	800	8,184
Johnson & Johnson	19,161	1,185,108
Kensey Nash Corp.(a)	369	10,269
Kinetic Concepts Inc.(a)	289	12,103
LCA-Vision Inc.(a)	350	2,013
Luminex Corp.(a)	1,903	34,787
MAKO Surgical Corp.(a)	1,143	17,396
Masimo Corp.	2,379	69,158
Medtronic Inc.	39,255	1,455,968
MELA Sciences Inc.(a)	1,202	4,027
Merge Healthcare Inc.(a)	1,200	4,476
Meridian Bioscience Inc.	2,107	48,798
Merit Medical Systems Inc.(a)	1,519	24,046
Metabolix Inc.(a)(b)	1,260	15,334
Microvision Inc.(a)	3,634	6,759
Natus Medical Inc.(a)	1,286	18,235
NuVasive Inc.(a)(b)	1,858	47,658
NxStage Medical Inc.(a)	1,304	32,444
OraSure Technologies Inc.(a)	1,876	10,787
Orthofix International NV(a)	776	22,504
Orthovita Inc.(a)	2,906	5,841
Palomar Medical Technologies Inc.(a)	622	8,839
Patterson Companies Inc.	4,752	145,554
PSS World Medical Inc.(a)	2,764	62,466
PURE Bioscience(a)(b)	1,780	3,952
Quidel Corp.(a)	933	13,482
ResMed Inc.(a)	7,024	243,311
Rochester Medical Corp.(a)	472	5,154
Sirona Dental Systems Inc.(a)	1,534	64,091
Solta Medical Inc.(a)	810	2,471
SonoSite Inc.(a)	672	21,235
Spectranetics Corp.(a)	1,270	6,553
St. Jude Medical Inc.(a)	15,208	650,142
Staar Surgical Co.(a)	1,521	9,278
Stereotaxis Inc.(a)(b)	311	1,191
Steris Corp.	2,622	95,598
Stryker Corp.	14,632	785,738
SurModics Inc.(a)	671	7,965
Syneron Medical Ltd.(a)	395	4,025
Synovis Life Technologies Inc.(a)	544	8,764
TECHNE Corp.	1,760	115,579
Thoratec Corp.(a)	2,680	75,898
TomoTherapy Inc.(a)	1,344	4,852
Unilife Corp.(a)(b)	2,159	11,443
Varian Medical Systems Inc.(a)	5,738	397,529
Vascular Solutions Inc.(a)	756	8,860
Vital Images Inc.(a)	350	4,893
Volcano Corp.(a)	2,301	62,840
West Pharmaceutical Services Inc.	1,543	63,572
Wright Medical Group Inc.(a)	1,202	18,667
Young Innovations Inc.	186	5,954
Zoll Medical Corp.(a)	918	34,177

		12,720,461

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

HEALTH CARE - SERVICES—0.66%
Air Methods Corp.(a)	560	31,511
Alliance Healthcare Services Inc.(a)	1,042	4,418
Allied Healthcare International Inc.(a)	350	879
Almost Family Inc.(a)	401	15,406
Amedisys Inc.(a)	1,326	44,421
America Service Group Inc.	364	5,511
American Dental Partners Inc.(a)	208	2,810
AMERIGROUP Corp.(a)	350	15,372
Bio-Reference Laboratories Inc.(a)	1,038	23,023
Brookdale Senior Living Inc.(a)	510	10,919
Community Health Systems Inc.(a)	3,025	113,044
Continucare Corp.(a)	1,516	7,095
Covance Inc.(a)(b)	3,025	155,515
DaVita Inc.(a)	4,513	313,608
Emeritus Corp.(a)	869	17,128
Ensign Group Inc. (The)	492	12,236
Genoptix Inc.(a)	776	14,760
Gentiva Health Services Inc.(a)	510	13,566
Health Management Associates Inc. Class A(a)	11,597	110,635
HealthSouth Corp.(a)	3,885	80,458
IPC The Hospitalist Co. Inc.(a)	768	29,960
Laboratory Corp. of America Holdings(a)	4,842	425,709
LHC Group Inc.(a)	776	23,280
Lincare Holdings Inc.	4,578	122,828
MEDNAX Inc.(a)	2,045	137,608
Metropolitan Health Networks Inc.(a)	1,865	8,337
Molina Healthcare Inc.(a)	336	9,358
Neostem Inc.(a)	1,174	1,655
Quest Diagnostics Inc.	5,655	305,200
RehabCare Group Inc.(a)	66	1,564
Sunrise Senior Living Inc.(a)	2,428	13,233
Tenet Healthcare Corp.(a)	16,831	112,599
U.S. Physical Therapy Inc.(a)	241	4,777
Universal Health Services Inc. Class B	318	13,808

		2,202,231
HOLDING COMPANIES - DIVERSIFIED—0.01%
Heckmann Corp.(a)	4,003	20,135
Primoris Services Corp.	529	5,047

		25,182
HOME BUILDERS—0.08%
Cavco Industries Inc.(a)	59	2,755
NVR Inc.(a)	271	187,266
Thor Industries Inc.	1,528	51,891
Winnebago Industries Inc.(a)	1,298	19,730

		261,642
HOME FURNISHINGS—0.13%
American Woodmark Corp.	30	736
DTS Inc.(a)	839	41,153
Ethan Allen Interiors Inc.	350	7,004
Harman International Industries Inc.(a)	1,630	75,469
La-Z-Boy Inc.(a)	260	2,345
Sealy Corp.(a)(b)	350	1,022
Tempur-Pedic International Inc.(a)	3,105	124,387
TiVo Inc.(a)	5,243	45,247
Universal Electronics Inc.(a)	290	8,227

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Whirlpool Corp.	1,481	131,557

		437,147
HOUSEHOLD PRODUCTS & WARES—0.63%
American Greetings Corp. Class A	113	2,504
Avery Dennison Corp.	331	14,014
Blyth Inc.	29	1,000
Church & Dwight Co. Inc.	3,331	229,906
Clorox Co. (The)	6,126	387,653
Ennis Inc.	248	4,241
Fortune Brands Inc.	840	50,610
Fossil Inc.(a)	2,419	170,491
Kid Brands Inc.(a)	114	975
Kimberly-Clark Corp.	15,175	956,632
Oil-Dri Corp. of America	42	903
Scotts Miracle-Gro Co. (The) Class A	2,095	106,363
Standard Register Co. (The)	995	3,393
Summer Infant Inc.(a)	492	3,729
Tupperware Brands Corp.	2,958	141,008
WD-40 Co.	712	28,679

		2,102,101
HOUSEWARES—0.03%
National Presto Industries Inc.	208	27,042
Toro Co. (The)	1,454	89,625

		116,667
INSURANCE—0.91%
ACE Ltd.	2,371	147,595
Aflac Inc.	20,511	1,157,436
Aon Corp.	2,727	125,469
Arch Capital Group Ltd.(a)	134	11,799
Arthur J. Gallagher & Co.	1,258	36,583
Axis Capital Holdings Ltd.	1,462	52,457
Brown & Brown Inc.	2,858	68,420
CNO Financial Group Inc.(a)	932	6,319
Crawford & Co. Class B(a)	776	2,638
eHealth Inc.(a)	1,087	15,425
Endurance Specialty Holdings Ltd.	264	12,162
Erie Indemnity Co. Class A	966	63,244
First American Financial Corp.	288	4,303
Genworth Financial Inc. Class A(a)	4,282	56,265
Hartford Financial Services Group Inc. (The)	1,703	45,112
Life Partners Holdings Inc.(b)	320	6,122
Marsh & McLennan Companies Inc.	23,050	630,187
MetLife Inc.	9,353	415,647
Tower Group Inc.	907	23,201
Travelers Companies Inc. (The)	2,516	140,166
Validus Holdings Ltd.	431	13,193

		3,033,743
INTERNET—4.61%
1-800-FLOWERS.COM Inc.(a)	986	2,652
AboveNet Inc.	1,030	60,214
Akamai Technologies Inc.(a)	8,343	392,538
Amazon.com Inc.(a)	16,175	2,911,500
Ancestry.com Inc.(a)	846	23,959
Archipelago Learning Inc.(a)	350	3,434
Ariba Inc.(a)	4,105	96,426

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Art Technology Group Inc.(a)	7,450	44,551
Blue Coat Systems Inc.(a)	2,039	60,905
Blue Nile Inc.(a)(b)	634	36,176
BroadSoft Inc.(a)	166	3,964
Cogent Communications Group Inc.(a)	2,029	28,690
comScore Inc.(a)	1,060	23,649
Constant Contact Inc.(a)(b)	1,469	45,524
DealerTrack Holdings Inc.(a)	1,817	36,467
Dice Holdings Inc.(a)	873	12,528
Digital River Inc.(a)	283	9,741
Drugstore.com Inc.(a)	4,080	9,017
eBay Inc.(a)	20,183	561,693
ePlus Inc.(a)	13	307
Equinix Inc.(a)	2,087	169,590
eResearchTechnology Inc.(a)	1,912	14,053
Expedia Inc.	3,757	94,263
F5 Networks Inc.(a)	3,692	480,551
Global Sources Ltd.(a)	933	8,882
Google Inc. Class A(a)	11,281	6,700,576
GSI Commerce Inc.(a)	3,291	76,351
IAC/InterActiveCorp(a)	1,307	37,511
InfoSpace Inc.(a)	302	2,507
Internet Capital Group Inc.(a)	291	4,138
IntraLinks Holdings Inc.(a)	626	11,712
j2 Global Communications Inc.(a)	1,511	43,743
Keynote Systems Inc.	66	965
KIT Digital Inc.(a)(b)	1,531	24,557
Knot Inc. (The)(a)	1,281	12,656
Lionbridge Technologies Inc.(a)	2,622	9,675
Liquidity Services Inc.(a)	755	10,608
Local.com Corp.(a)(b)	685	4,446
LoopNet Inc.(a)	918	10,199
McAfee Inc.(a)	7,257	336,072
ModusLink Global Solutions Inc.(a)	111	744
Move Inc.(a)	7,450	19,147
Netflix Inc.(a)	1,858	326,451
Network Engines Inc.(a)	1,749	2,658
NIC Inc.	2,338	22,702
NutriSystem Inc.(b)	1,475	31,019
Online Resources Corp.(a)	1,112	5,171
OpenTable Inc.(a)	719	50,675
Openwave Systems Inc.(a)	6,160	13,059
Orbitz Worldwide Inc.(a)	776	4,338
Overstock.com Inc.(a)(b)	676	11,141
Perficient Inc.(a)	530	6,625
Priceline.com Inc.(a)	2,196	877,412
QuinStreet Inc.(a)(b)	283	5,436
Rackspace Hosting Inc.(a)(b)	4,455	139,932
ReachLocal Inc.(a)	223	4,440
RightNow Technologies Inc.(a)	1,202	28,451
Safeguard Scientifics Inc.(a)	36	615
Sapient Corp.	4,505	54,511
Shutterfly Inc.(a)	1,222	42,807
Sourcefire Inc.(a)	1,286	33,346
SPS Commerce Inc.(a)	218	3,444
Stamps.com Inc.	644	8,533
Support.com Inc.(a)	2,886	18,701
Symantec Corp.(a)	3,568	59,728
TechTarget Inc.(a)	478	3,791
TeleCommunication Systems Inc.(a)	723	3,376
Terremark Worldwide Inc.(a)	2,641	34,201
TIBCO Software Inc.(a)	7,637	150,525
Travelzoo Inc.(a)	350	14,427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

United Online Inc.	850	5,610
US Auto Parts Network Inc.(a)	66	554
ValueClick Inc.(a)	3,048	48,859
Vasco Data Security International Inc.(a)	1,076	8,748
VeriSign Inc.	7,985	260,870
Vitacost.com Inc.(a)(d)	223	953
Vocus Inc.(a)	706	19,528
WebMD Health Corp.(a)	2,740	139,904
Websense Inc.(a)	2,065	41,816
Yahoo! Inc.(a)	25,538	424,697
Zix Corp.(a)	2,894	12,357

		15,358,292
INVESTMENT COMPANIES—0.00%
MVC Capital Inc.	66	964

		964
IRON & STEEL—0.37%
AK Steel Holding Corp.	720	11,786
Allegheny Technologies Inc.	4,546	250,848
Carpenter Technology Corp.	2,019	81,245
Cliffs Natural Resources Inc.	6,252	487,718
Metals USA Holdings Corp.(a)	278	4,237
Nucor Corp.	6,238	273,349
Reliance Steel & Aluminum Co.	376	19,214
Schnitzer Steel Industries Inc. Class A	238	15,801
Shiloh Industries Inc.	119	1,422
United States Steel Corp.	1,235	72,149

		1,217,769
LEISURE TIME—0.38%
Ambassadors Group Inc.	918	10,557
Brunswick Corp.	4,058	76,047
Carnival Corp.	7,697	354,909
Harley-Davidson Inc.	10,858	376,447
Interval Leisure Group Inc.(a)	1,749	28,229
Life Time Fitness Inc.(a)	1,698	69,601
Marine Products Corp.(a)	459	3,057
Multimedia Games Inc.(a)	350	1,953
Polaris Industries Inc.	1,479	115,391
Royal Caribbean Cruises Ltd.(a)	2,351	110,497
WMS Industries Inc.(a)	2,668	120,700

		1,267,388
LODGING—0.65%
Ameristar Casinos Inc.	1,202	18,787
Choice Hotels International Inc.	134	5,128
Las Vegas Sands Corp.(a)	14,605	671,100
Marriott International Inc. Class A	12,531	520,538
MGM Resorts International(a)	2,160	32,076
Monarch Casino & Resort Inc.(a)	350	4,375
Morgans Hotel Group Co.(a)	350	3,174
Starwood Hotels & Resorts Worldwide Inc.	8,750	531,825
Wynn Resorts Ltd.	3,484	361,779

		2,148,782
MACHINERY—2.39%
Alamo Group Inc.	20	556

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Albany International Corp. Class A	238	5,638
Altra Holdings Inc.(a)	1,201	23,852
Applied Industrial Technologies Inc.	1,938	62,946
Babcock & Wilcox Co. (The)(a)	4,251	108,783
Briggs & Stratton Corp.	1,413	27,822
Bucyrus International Inc.	3,465	309,771
Caterpillar Inc.	29,036	2,719,512
CNH Global NV(a)	194	9,262
Cognex Corp.	1,426	41,953
Cummins Inc.	9,266	1,019,353
Deere & Co.	18,526	1,538,584
DXP Enterprises Inc.(a)	348	8,352
Flow International Corp.(a)	1,525	6,237
Flowserve Corp.	2,219	264,549
Gardner Denver Inc.	2,279	156,841
Gorman-Rupp Co. (The)	700	22,624
Graco Inc.	2,785	109,868
IDEX Corp.	3,086	120,724
Intermec Inc.(a)	993	12,571
Intevac Inc.(a)	424	5,940
iRobot Corp.(a)	851	21,173
Joy Global Inc.	4,750	412,063
Kadant Inc.(a)	153	3,606
Lindsay Corp.	515	30,607
Manitowoc Co. Inc. (The)	6,019	78,909
Middleby Corp. (The)(a)(b)	776	65,510
NACCO Industries Inc. Class A	242	26,226
Nordson Corp.	1,569	144,160
Park-Ohio Holdings Corp.(a)	330	6,900
Presstek Inc.(a)	1,256	2,788
Rockwell Automation Inc.	6,583	472,067
Sauer-Danfoss Inc.(a)	492	13,899
Tennant Co.	910	34,953
Twin Disc Inc.	52	1,553
Wabtec Corp.	380	20,098
Zebra Technologies Corp. Class A(a)	1,579	59,986

		7,970,236
MANUFACTURING—3.75%
3M Co.	32,986	2,846,692
A.O. Smith Corp.	1,551	59,062
Actuant Corp. Class A	3,114	82,895
Acuity Brands Inc.	1,999	115,282
AZZ Inc.	569	22,766
Barnes Group Inc.	1,951	40,327
Blount International Inc.(a)	2,163	34,089
Brink’s Co. (The)	2,069	55,615
Carlisle Companies Inc.	236	9,379
CLARCOR Inc.	2,168	92,985
Colfax Corp.(a)	1,060	19,515
Cooper Industries PLC	7,734	450,815
Danaher Corp.	22,747	1,072,976
Donaldson Co. Inc.	3,579	208,584
Dover Corp.	5,489	320,832
Eastman Kodak Co.(a)	12,320	66,035
Eaton Corp.	2,015	204,543
EnPro Industries Inc.(a)	382	15,876
Fabrinet(a)	170	3,655
General Electric Co.	114,507	2,094,333
GP Strategies Corp.(a)	619	6,338
Harsco Corp.	334	9,459
Hexcel Corp.(a)	3,770	68,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Honeywell International Inc.	35,417	1,882,768
Illinois Tool Works Inc.	20,357	1,087,064
Koppers Holdings Inc.	930	33,275
Lancaster Colony Corp.	918	52,510
Leggett & Platt Inc.	4,092	93,134
LSB Industries Inc.(a)	818	19,845
Matthews International Corp. Class A	1,504	52,610
Pall Corp.	5,443	269,864
Parker Hannifin Corp.	2,098	181,057
Pentair Inc.	2,357	86,054
PMFG Inc.(a)(b)	570	9,348
Polypore International Inc.(a)	983	40,037
Raven Industries Inc.	808	38,533
Roper Industries Inc.	4,336	331,400
Smith & Wesson Holding Corp.(a)	3,190	11,931
SPX Corp.	438	31,313
Standex International Corp.	106	3,170
STR Holdings Inc.(a)(b)	1,285	25,700
Sturm, Ruger & Co. Inc.	818	12,507
Teleflex Inc.	312	16,789
Textron Inc.	6,481	153,211
Tredegar Corp.	85	1,647
Tyco International Ltd.	3,409	141,269

		12,475,288
MEDIA—1.28%
Acacia Research Corp.(a)	1,486	38,547
Beasley Broadcast Group Inc. Class A(a)	150	899
Belo Corp. Class A(a)	4,139	29,304
Cambium Learning Group Inc.(a)	657	2,260
CBS Corp. Class B NVS	3,704	70,561
CKX Inc.(a)	439	1,769
Crown Media Holdings Inc. Class A(a)(b)	370	969
Cumulus Media Inc. Class A(a)	196	845
Dex One Corp.(a)	146	1,089
DG FastChannel Inc.(a)	1,152	33,270
DIRECTV Class A(a)	37,778	1,508,476
Discovery Communications Inc. Series A(a)(b)	9,596	400,153
Dolan Co. (The)(a)	727	10,120
Entercom Communications Corp.(a)	856	9,913
Entravision Communications Corp. Class A(a)	2,054	5,279
John Wiley & Sons Inc. Class A	1,934	87,494
Journal Communications Inc. Class A(a)	258	1,303
Lee Enterprises Inc.(a)(b)	1,909	4,696
Lin TV Corp. Class A(a)	108	572
LodgeNet Interactive Corp.(a)	521	2,214
Martha Stewart Living Omnimedia Inc. Class A(a)	1,090	4,818
McClatchy Co. (The) Class A(a)(b)	2,622	12,245
McGraw-Hill Companies Inc. (The)	10,285	374,477
Media General Inc. Class A(a)	208	1,202
Meredith Corp.	692	23,978
News Corp. Class A NVS	22,043	320,946
Nexstar Broadcasting Group Inc.(a)	97	581
Playboy Enterprises Inc. Class B(a)	535	2,793
PRIMEDIA Inc.	66	277
Scripps Networks Interactive Inc. Class A	4,129	213,676
Sinclair Broadcast Group Inc. Class A	153	1,252
Sirius XM Radio Inc.(a)	179,180	293,855
SuperMedia Inc.(a)(b)	572	4,982
Thomson Reuters Corp.	5,589	208,302
Time Warner Inc.	10,838	348,658
Value Line Inc.	47	679

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Viacom Inc. Class B NVS	5,517	218,528
Westwood One Inc.(a)(b)	243	2,219
World Wrestling Entertainment Inc.	910	12,958

		4,256,159
METAL FABRICATE & HARDWARE—0.41%
Ampco-Pittsburgh Corp.	34	954
CIRCOR International Inc.	45	1,902
Dynamic Materials Corp.	19	429
Haynes International Inc.	66	2,761
Kaydon Corp.	1,532	62,383
Mueller Industries Inc.	208	6,801
Mueller Water Products Inc. Class A	6,546	27,297
Omega Flex Inc.(a)	136	2,249
Precision Castparts Corp.	6,580	916,002
RBC Bearings Inc.(a)	985	38,494
Sun Hydraulics Corp.	557	21,054
Timken Co. (The)	2,928	139,753
TriMas Corp.(a)	897	18,353
Valmont Industries Inc.	994	88,198
Worthington Industries Inc.	1,787	32,881

		1,359,511
MINING—1.54%
Alcoa Inc.	6,969	107,253
Allied Nevada Gold Corp.(a)	3,451	90,796
AMCOL International Corp.	1,083	33,573
Brush Engineered Materials Inc.(a)	66	2,550
Capital Gold Corp.(a)	2,117	10,733
Coeur d’Alene Mines Corp.(a)	265	7,240
Compass Minerals International Inc.	1,507	134,530
Contango ORE Inc.(a)	34	357
Freeport-McMoRan Copper & Gold Inc.	21,787	2,616,401
General Moly Inc.(a)(b)	2,822	18,287
Globe Specialty Metals Inc.	2,789	47,664
Golden Star Resources Ltd.(a)	11,806	54,189
Horsehead Holding Corp.(a)	102	1,330
Jaguar Mining Inc.(a)	3,835	27,344
Molycorp Inc.(a)(b)	526	26,247
Newmont Mining Corp.	22,033	1,353,487
Noranda Aluminium Holding Corp.(a)	532	7,767
Royal Gold Inc.	372	20,322
RTI International Metals Inc.(a)	200	5,396
Southern Copper Corp.	7,803	380,318
Stillwater Mining Co.(a)	2,015	43,020
Thompson Creek Metals Co. Inc.(a)	633	9,318
Titanium Metals Corp.(a)	3,926	67,449
United States Lime & Minerals Inc.(a)	54	2,275
Uranium Energy Corp.(a)(b)	3,618	21,853
US Gold Corp.(a)	4,022	32,458

		5,122,157
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	1,271	25,585

		25,585

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

OFFICE & BUSINESS EQUIPMENT—0.05%
Pitney Bowes Inc.	6,838	165,343

		165,343
OFFICE FURNISHINGS—0.06%
CompX International Inc.	42	483
Herman Miller Inc.	2,607	65,957
HNI Corp.	2,073	64,677
Interface Inc. Class A	2,235	34,978
Knoll Inc.	2,386	39,918
Steelcase Inc. Class A	411	4,344

		210,357
OIL & GAS—7.41%
Abraxas Petroleum Corp.(a)	1,174	5,365
Apco Oil and Gas International Inc.	420	24,150
Atlas Energy Inc.(a)	2,622	115,289
Atwood Oceanics Inc.(a)	578	21,600
BPZ Resources Inc.(a)(b)	1,374	6,540
Brigham Exploration Co.(a)	5,351	145,761
Callon Petroleum Co.(a)	1,243	7,359
CAMAC Energy Inc.(a)	2,078	4,135
Carrizo Oil & Gas Inc.(a)	1,406	48,493
Cheniere Energy Inc.(a)(b)	524	2,892
Chevron Corp.	4,915	448,494
Cimarex Energy Co.	3,871	342,700
Clayton Williams Energy Inc.(a)	234	19,649
Concho Resources Inc.(a)	4,767	417,923
ConocoPhillips	26,349	1,794,367
Contango Oil & Gas Co.(a)	389	22,535
Continental Resources Inc.(a)	1,279	75,269
Diamond Offshore Drilling Inc.	1,055	70,548
Endeavour International Corp.(a)(b)	710	9,798
Energy XXI (Bermuda) Ltd.(a)	3,194	88,378
EOG Resources Inc.	11,690	1,068,583
EQT Corp.	6,444	288,949
Evolution Petroleum Corp.(a)	683	4,453
EXCO Resources Inc.	6,755	131,182
Exxon Mobil Corp.	216,835	15,854,975
Forest Oil Corp.(a)	3,325	126,250
FX Energy Inc.(a)	1,628	10,012
Gulfport Energy Corp.(a)	1,145	24,789
Holly Corp.	1,443	58,831
Houston American Energy Corp.	792	14,327
Isramco Inc.(a)	66	5,564
Kodiak Oil & Gas Corp.(a)	7,509	49,559
Magnum Hunter Resources Corp.(a)	2,117	15,242
Marathon Oil Corp.	8,744	323,790
McMoRan Exploration Co.(a)	4,672	80,078
Murphy Oil Corp.	1,035	77,159
Nabors Industries Ltd.(a)	5,235	122,813
Northern Oil and Gas Inc.(a)	2,650	72,107
Oasis Petroleum Inc.(a)	1,106	29,995
Occidental Petroleum Corp.	7,617	747,228
Panhandle Oil and Gas Inc.	330	9,049
Petrohawk Energy Corp.(a)	9,722	177,427
PetroQuest Energy Inc.(a)	587	4,420
Pride International Inc.(a)	3,277	108,141
Quicksilver Resources Inc.(a)	30	442
RAM Energy Resources Inc.(a)	2,398	4,412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Range Resources Corp.	7,359	331,008
Resolute Energy Corp.(a)	154	2,273
Rex Energy Corp.(a)	379	5,173
Rosetta Resources Inc.(a)	1,470	55,331
Rowan Companies Inc.(a)	704	24,577
SandRidge Energy Inc.(a)	9,548	69,891
SM Energy Co.	1,963	115,680
Southwestern Energy Co.(a)	16,054	600,901
Stone Energy Corp.(a)	142	3,165
TransAtlantic Petroleum Ltd.(a)	6,663	22,188
Ultra Petroleum Corp.(a)	7,024	335,537
VAALCO Energy Inc.(a)	380	2,721
Venoco Inc.(a)	268	4,945
W&T Offshore Inc.	244	4,360
Warren Resources Inc.(a)	1,010	4,565
Whiting Petroleum Corp.(a)	161	18,868

		24,682,205
OIL & GAS SERVICES—2.58%
Baker Hughes Inc.	5,423	310,033
Cameron International Corp.(a)	6,487	329,086
CARBO Ceramics Inc.	887	91,840
Core Laboratories NV	2,054	182,909
Dresser-Rand Group Inc.(a)	3,571	152,089
Dril-Quip Inc.(a)	1,559	121,166
Exterran Holdings Inc.(a)	350	8,383
FMC Technologies Inc.(a)	5,588	496,829
Halliburton Co.	42,180	1,722,209
ION Geophysical Corp.(a)	5,746	48,726
Key Energy Services Inc.(a)	336	4,361
Lufkin Industries Inc.	1,394	86,972
Matrix Service Co.(a)	350	4,263
Newpark Resources Inc.(a)	284	1,749
Oil States International Inc.(a)	134	8,588
RPC Inc.	1,962	35,551
Schlumberger Ltd.	55,168	4,606,528
Superior Energy Services Inc.(a)	270	9,447
Tetra Technologies Inc.(a)	526	6,244
Weatherford International Ltd.(a)	13,758	313,682
World Fuel Services Corp.	1,680	60,749

		8,601,404
PACKAGING & CONTAINERS—0.13%
AEP Industries Inc.(a)	66	1,713
Astronics Corp.(a)(b)	350	7,350
Ball Corp.	918	62,470
Crown Holdings Inc.(a)	7,552	252,086
Graham Packaging Co. Inc.(a)	328	4,277
Owens-Illinois Inc.(a)	2,406	73,864
Silgan Holdings Inc.	1,290	46,195

		447,955
PHARMACEUTICALS—3.85%
Abbott Laboratories	64,409	3,085,835
Acura Pharmaceuticals Inc.(a)(b)	350	1,159
Akorn Inc.(a)	2,247	13,639
Alexza Pharmaceuticals Inc.(a)	1,737	2,171
Alimera Sciences Inc.(a)	303	3,145
Alkermes Inc.(a)	1,332	16,357
Allergan Inc.	14,076	966,599

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Allos Therapeutics Inc.(a)	3,616	16,670
Alnylam Pharmaceuticals Inc.(a)	1,744	17,196
AmerisourceBergen Corp.	13,046	445,130
Amylin Pharmaceuticals Inc.(a)	6,628	97,498
Antares Pharma Inc.(a)	2,975	5,058
Anthera Pharmaceuticals Inc.(a)	265	1,293
Aoxing Pharmaceutical Co. Inc.(a)(b)	1,117	3,116
Ardea Biosciences Inc.(a)	447	11,622
Array BioPharma Inc.(a)	4,092	12,235
Auxilium Pharmaceuticals Inc.(a)	1,984	41,862
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,438	22,187
AVI BioPharma Inc.(a)	5,734	12,156
Biodel Inc.(a)(b)	483	884
BioMarin Pharmaceutical Inc.(a)	4,689	126,275
BioScrip Inc.(a)	1,930	10,094
BioSpecifics Technologies Corp.(a)	187	4,787
Cadence Pharmaceuticals Inc.(a)(b)	1,023	7,724
Caraco Pharmaceutical Laboratories Ltd.(a)	410	1,861
Cardinal Health Inc.	5,743	220,014
Catalyst Health Solutions Inc.(a)	1,731	80,474
Chelsea Therapeutics International Ltd.(a)	1,060	7,950
Corcept Therapeutics Inc.(a)	1,168	4,509
Cubist Pharmaceuticals Inc.(a)	2,764	59,150
Cumberland Pharmaceuticals Inc.(a)	319	1,911
Dendreon Corp.(a)	6,617	231,066
Depomed Inc.(a)	2,109	13,413
DURECT Corp.(a)	4,042	13,945
Dyax Corp.(a)	3,496	7,481
Dynavax Technologies Corp.(a)	3,048	9,754
Eli Lilly and Co.	10,855	380,359
Emergent BioSolutions Inc.(a)	775	18,182
Eurand NV(a)	796	9,417
Express Scripts Inc.(a)	25,383	1,371,951
Furiex Pharmaceuticals Inc.(a)	430	6,214
Gilead Sciences Inc.(a)	38,745	1,404,119
Herbalife Ltd.	2,801	191,504
Hi-Tech Pharmacal Co. Inc.(a)	396	9,880
Hospira Inc.(a)	7,671	427,198
Idenix Pharmaceuticals Inc.(a)	1,598	8,054
Impax Laboratories Inc.(a)	2,583	51,944
Infinity Pharmaceuticals Inc.(a)	686	4,068
Inspire Pharmaceuticals Inc.(a)	2,922	24,545
Ironwood Pharmaceuticals Inc.(a)	738	7,638
Isis Pharmaceuticals Inc.(a)	4,430	44,832
Jazz Pharmaceuticals Inc.(a)	615	12,103
Keryx Biopharmaceuticals Inc.(a)	2,230	10,213
Lannett Co. Inc.(a)	634	3,544
MannKind Corp.(a)(b)	2,953	23,801
MAP Pharmaceuticals Inc.(a)	1,008	16,874
Mead Johnson Nutrition Co. Class A	1,321	82,232
Medco Health Solutions Inc.(a)	20,012	1,226,135
Medicines Co. (The)(a)	1,047	14,794
Medivation Inc.(a)	1,344	20,389
Mylan Inc.(a)	16,994	359,083
Nabi Biopharmaceuticals(a)	1,770	10,248
Nature’s Sunshine Products Inc.(a)	350	3,143
Neogen Corp.(a)	942	38,650
Neurocrine Biosciences Inc.(a)	2,338	17,862
NeurogesX Inc.(a)	686	4,363
NPS Pharmaceuticals Inc.(a)	2,906	22,957
Obagi Medical Products Inc.(a)	776	8,963
Omnicare Inc.	601	15,259
Onyx Pharmaceuticals Inc.(a)	2,906	107,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Opko Health Inc.(a)	3,383	12,416
Osiris Therapeutics Inc.(a)(b)	694	5,406
Pain Therapeutics Inc.(a)	1,460	9,855
Perrigo Co.	3,758	237,994
PetMed Express Inc.(b)	1,060	18,879
Pharmacyclics Inc.(a)	1,680	10,214
Pharmasset Inc.(a)	1,451	62,988
PharMerica Corp.(a)	300	3,435
POZEN Inc.(a)	1,202	7,993
Progenics Pharmaceuticals Inc.(a)	1,191	6,503
Questcor Pharmaceuticals Inc.(a)	2,911	42,879
Rigel Pharmaceuticals Inc.(a)	2,377	17,899
Salix Pharmaceuticals Ltd.(a)	2,622	123,129
Santarus Inc.(a)	2,380	7,783
Schiff Nutrition International Inc.	31	282
SciClone Pharmaceuticals Inc.(a)	1,628	6,805
SIGA Technologies Inc.(a)	1,943	27,202
Somaxon Pharmaceuticals Inc.(a)(b)	1,201	3,783
Spectrum Pharmaceuticals Inc.(a)	1,993	13,692
Star Scientific Inc.(a)(b)	4,427	8,633
Sucampo Pharmaceuticals Inc.(a)	492	1,889
SXC Health Solutions Corp.(a)	2,818	120,780
Synta Pharmaceuticals Corp.(a)	647	3,960
Synutra International Inc.(a)(b)	847	11,392
Targacept Inc.(a)	1,078	28,567
Theravance Inc.(a)	2,947	73,881
United Therapeutics Corp.(a)	2,356	148,946
USANA Health Sciences Inc.(a)	335	14,556
Vanda Pharmaceuticals Inc.(a)	1,166	11,030
VCA Antech Inc.(a)	3,999	93,137
VIVUS Inc.(a)(b)	3,833	35,915
Warner Chilcott PLC Class A	4,141	93,421
XenoPort Inc.(a)	1,435	12,226
Zalicus Inc.(a)	3,208	5,069

		12,816,421
PIPELINES—0.11%
El Paso Corp.	6,104	83,991
Williams Companies Inc. (The)	11,104	274,491

		358,482
REAL ESTATE—0.18%
CB Richard Ellis Group Inc. Class A(a)	13,147	269,251
HFF Inc. Class A(a)	561	5,419
Howard Hughes Corp. (The)(a)	1,111	60,461
Jones Lang LaSalle Inc.	1,936	162,469
Kennedy-Wilson Holdings Inc.(a)	855	8,541
St. Joe Co. (The)(a)(b)	3,910	85,434

		591,575
REAL ESTATE INVESTMENT TRUSTS—0.86%
Acadia Realty Trust	435	7,934
Alexander’s Inc.	60	24,737
AMB Property Corp.	703	22,292
Apartment Investment and Management Co. Class A	2,639	68,192
Associated Estates Realty Corp.	789	12,064
Digital Realty Trust Inc.(b)	3,799	195,800
DuPont Fabros Technology Inc.	757	16,101
EastGroup Properties Inc.	576	24,376
Equity Lifestyle Properties Inc.	750	41,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Equity One Inc.	232	4,218
Equity Residential	826	42,911
Essex Property Trust Inc.	537	61,336
Federal Realty Investment Trust	1,689	131,624
FelCor Lodging Trust Inc.(a)	1,745	12,285
General Growth Properties Inc.	15,252	236,101
Getty Realty Corp.	331	10,354
Home Properties Inc.	588	32,628
LTC Properties Inc.	109	3,061
Mid-America Apartment Communities Inc.	1,017	64,569
National Health Investors Inc.	471	21,204
Omega Healthcare Investors Inc.	704	15,798
ProLogis	1,318	19,032
PS Business Parks Inc.	170	9,472
Public Storage	5,887	597,060
Saul Centers Inc.	142	6,724
Simon Property Group Inc.	9,341	929,336
Strategic Hotels & Resorts Inc.(a)	1,501	7,940
Tanger Factory Outlet Centers Inc.	1,040	53,238
UDR Inc.	468	11,007
Universal Health Realty Income Trust	254	9,279
Ventas Inc.	1,962	102,966
Vornado Realty Trust	666	55,498
Washington Real Estate Investment Trust	684	21,197

		2,872,281
RETAIL—9.12%
99 Cents Only Stores(a)	1,580	25,185
Abercrombie & Fitch Co. Class A	3,100	178,653
Advance Auto Parts Inc.	4,089	270,487
Aeropostale Inc.(a)	4,300	105,952
AFC Enterprises Inc.(a)	908	12,621
America’s Car-Mart Inc.(a)	266	7,203
American Eagle Outfitters Inc.	2,505	36,648
AnnTaylor Stores Corp.(a)	2,689	73,652
Asbury Automotive Group Inc.(a)	1,297	23,969
Ascena Retail Group Inc.(a)	2,560	67,635
AutoNation Inc.(a)	1,116	31,471
AutoZone Inc.(a)	1,220	332,560
Bebe Stores Inc.	287	1,711
Bed Bath & Beyond Inc.(a)	12,207	599,974
Best Buy Co. Inc.	15,039	515,687
Big 5 Sporting Goods Corp.	1,004	15,331
Big Lots Inc.(a)	3,391	103,290
Biglari Holdings Inc.(a)	6	2,461
BJ’s Restaurants Inc.(a)	1,181	41,843
BJ’s Wholesale Club Inc.(a)	244	11,688
Bon-Ton Stores Inc. (The)(a)	190	2,405
Bravo Brio Restaurant Group Inc.(a)	527	10,103
Brinker International Inc.	3,733	77,945
Brown Shoe Co. Inc.	1,339	18,652
Buckle Inc. (The)	1,060	40,036
Buffalo Wild Wings Inc.(a)	896	39,290
California Pizza Kitchen Inc.(a)	968	16,727
Caribou Coffee Co. Inc.(a)	336	3,387
CarMax Inc.(a)	10,317	328,906
Carrols Restaurant Group Inc.(a)	634	4,704
Casey’s General Stores Inc.	672	28,567
Cash America International Inc.	432	15,954
Casual Male Retail Group Inc.(a)	1,566	7,423
Cato Corp. (The) Class A	1,301	35,660
CEC Entertainment Inc.(a)	1,060	41,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Cheesecake Factory Inc. (The)(a)	2,906	89,098
Chico’s FAS Inc.	8,316	100,041
Children’s Place Retail Stores Inc. (The)(a)	1,114	55,299
Chipotle Mexican Grill Inc.(a)	1,463	311,122
Christopher & Banks Corp.	974	5,990
Citi Trends Inc.(a)	716	17,578
Coldwater Creek Inc.(a)	2,408	7,633
Collective Brands Inc.(a)	2,017	42,559
Conn’s Inc.(a)(b)	39	183
Copart Inc.(a)	3,325	124,189
Costco Wholesale Corp.	20,399	1,473,012
Cracker Barrel Old Country Store Inc.	1,013	55,482
CVS Caremark Corp.	7,024	244,224
Darden Restaurants Inc.	6,495	301,628
Denny’s Corp.(a)	6,161	22,056
Destination Maternity Corp.(a)	241	9,141
Dick’s Sporting Goods Inc.(a)	4,155	155,812
DineEquity Inc.(a)(b)	771	38,072
Dollar General Corp.(a)	3,213	98,543
Dollar Tree Inc.(a)	5,819	326,330
Domino’s Pizza Inc.(a)	601	9,586
DSW Inc. Class A(a)(b)	632	24,711
Einstein Noah Restaurant Group Inc.(a)	93	1,307
Express Inc.	707	13,292
EZCORP Inc.(a)	2,020	54,803
Family Dollar Stores Inc.	5,868	291,698
Finish Line Inc. (The) Class A	713	12,256
First Cash Financial Services Inc.(a)	1,369	42,425
Gap Inc. (The)	17,499	387,428
Genesco Inc.(a)	113	4,236
Group 1 Automotive Inc.	229	9,563
Haverty Furniture Companies Inc.	105	1,363
hhgregg Inc.(a)(b)	545	11,418
Hibbett Sports Inc.(a)	1,287	47,490
Home Depot Inc. (The)	78,316	2,745,759
Hot Topic Inc.	178	1,116
HSN Inc.(a)	1,861	57,021
J. Crew Group Inc.(a)	2,537	109,446
J.C. Penney Co. Inc.	3,529	114,022
Jack in the Box Inc.(a)	2,428	51,304
Jamba Inc.(a)	2,534	5,752
Jo-Ann Stores Inc.(a)	1,253	75,456
Jos. A. Bank Clothiers Inc.(a)	1,290	52,013
Kenneth Cole Productions Inc. Class A(a)	112	1,399
Kirkland’s Inc.(a)	570	7,997
Kohl’s Corp.(a)	10,528	572,092
Krispy Kreme Doughnuts Inc.(a)	2,643	18,448
Limited Brands Inc.	12,330	378,901
Lithia Motors Inc. Class A	104	1,486
Lowe’s Companies Inc.	50,809	1,274,290
Lumber Liquidators Holdings Inc.(a)	1,007	25,084
Macy’s Inc.	1,905	48,196
McCormick & Schmick’s Seafood Restaurants Inc.(a)	66	600
McDonald’s Corp.	49,750	3,818,810
MSC Industrial Direct Co. Inc. Class A	2,008	129,898
New York & Co. Inc.(a)	77	340
Nordstrom Inc.	7,771	329,335
Nu Skin Enterprises Inc. Class A	2,338	70,748
O’Reilly Automotive Inc.(a)	6,414	387,534
Office Depot Inc.(a)	1,257	6,788
OfficeMax Inc.(a)	1,513	26,780
P.F. Chang’s China Bistro Inc.(b)	1,159	56,165
Panera Bread Co. Class A(a)	1,314	132,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Pantry Inc. (The)(a)	171	3,396
Papa John’s International Inc.(a)	929	25,733
Penske Automotive Group Inc.(a)	634	11,044
PetSmart Inc.	5,516	219,647
Pier 1 Imports Inc.(a)	4,752	49,896
PriceSmart Inc.	848	32,249
Retail Ventures Inc.(a)	1,006	16,398
Rite Aid Corp.(a)	1,959	1,730
Ross Stores Inc.	5,683	359,450
rue21 Inc.(a)	663	19,433
Ruth’s Hospitality Group Inc.(a)	766	3,547
Sally Beauty Holdings Inc.(a)	3,884	56,435
School Specialty Inc.(a)	310	4,318
Select Comfort Corp.(a)	2,093	19,109
Shoe Carnival Inc.(a)	77	2,079
Sonic Automotive Inc.	389	5,150
Sonic Corp.(a)	2,622	26,535
Staples Inc.	33,786	769,307
Starbucks Corp.	34,652	1,113,369
Stein Mart Inc.	1,002	9,268
Susser Holdings Corp.(a)	66	914
Systemax Inc.(a)	258	3,638
Talbots Inc. (The)(a)(b)	2,787	23,745
Target Corp.	34,075	2,048,930
Texas Roadhouse Inc.(a)	2,553	43,835
Tiffany & Co.	5,831	363,096
Titan Machinery Inc.(a)	189	3,648
TJX Companies Inc. (The)	18,894	838,705
Tractor Supply Co.	3,372	163,508
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,623	55,182
Under Armour Inc. Class A(a)	1,628	89,280
Urban Outfitters Inc.(a)	5,678	203,329
Vera Bradley Inc.(a)	404	13,332
Vitamin Shoppe Inc.(a)	718	24,154
Wal-Mart Stores Inc.	54,151	2,920,363
Walgreen Co.	39,155	1,525,479
Wendy’s/Arby’s Group Inc. Class A	4,975	22,984
Wet Seal Inc. Class A(a)	4,197	15,529
Williams-Sonoma Inc.	4,431	158,142
Winmark Corp.	111	3,734
Yum! Brands Inc.	21,629	1,060,902
Zumiez Inc.(a)	918	24,667

		30,373,467
SAVINGS & LOANS—0.01%
Capitol Federal Financial Inc.(b)	235	2,799
Heritage Financial Group Inc.	21	261
Hudson City Bancorp Inc.	1,944	24,766
Investors Bancorp Inc.(a)	201	2,637
Oritani Financial Corp.	744	9,107
ViewPoint Financial Group	165	1,929

		41,499
SEMICONDUCTORS—4.15%
Advanced Analogic Technologies Inc.(a)	731	2,931
Advanced Micro Devices Inc.(a)	10,806	88,393
Alpha & Omega Semiconductor Ltd.(a)	23	295
Altera Corp.	14,125	502,568
Amkor Technology Inc.(a)	5,126	37,881
ANADIGICS Inc.(a)	2,070	14,345
Analog Devices Inc.	13,851	521,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Applied Materials Inc.	62,067	872,041
Applied Micro Circuits Corp.(a)	3,077	32,862
Atmel Corp.(a)	18,964	233,637
ATMI Inc.(a)	105	2,094
Avago Technologies Ltd.	4,884	139,048
Axcelis Technologies Inc.(a)	419	1,450
AXT Inc.(a)	592	6,181
Broadcom Corp. Class A	22,955	999,690
Brooks Automation Inc.(a)	1,701	15,428
Cabot Microelectronics Corp.(a)	252	10,445
Cavium Networks Inc.(a)	2,032	76,566
CEVA Inc.(a)	706	14,473
Cirrus Logic Inc.(a)	3,048	48,707
Cohu Inc.	208	3,449
Conexant Systems Inc.(a)	3,528	5,751
Cree Inc.(a)(b)	4,977	327,935
Cypress Semiconductor Corp.(a)	7,433	138,105
Diodes Inc.(a)	1,699	45,856
Entegris Inc.(a)	1,803	13,468
Entropic Communications Inc.(a)	2,811	33,957
Exar Corp.(a)	159	1,110
FSI International Inc.(a)	1,377	6,086
GSI Technology Inc.(a)	633	5,127
Hittite Microwave Corp.(a)	1,252	76,422
Ikanos Communications Inc.(a)	178	239
Integrated Device Technology Inc.(a)	4,529	30,163
Integrated Silicon Solution Inc.(a)	1,012	8,126
Intel Corp.	176,007	3,701,427
Intersil Corp. Class A	1,667	25,455
IPG Photonics Corp.(a)	1,202	38,007
IXYS Corp.(a)	1,060	12,317
KLA-Tencor Corp.	415	16,036
Kopin Corp.(a)	78	324
Kulicke and Soffa Industries Inc.(a)	3,332	23,990
Lam Research Corp.(a)	5,849	302,861
Lattice Semiconductor Corp.(a)	5,250	31,815
Linear Technology Corp.	10,410	360,082
LTX-Credence Corp.(a)	2,210	16,354
Marvell Technology Group Ltd.(a)	25,002	463,787
Mattson Technology Inc.(a)(b)	2,188	6,564
Maxim Integrated Products Inc.	13,950	329,499
MaxLinear Inc.(a)	321	3,454
MEMC Electronic Materials Inc.(a)	4,515	50,839
Micrel Inc.	2,304	29,929
Microchip Technology Inc.	8,501	290,819
Microsemi Corp.(a)	1,551	35,518
Mindspeed Technologies Inc.(a)(b)	1,486	9,065
MIPS Technologies Inc. Class A(a)	2,054	31,139
MKS Instruments Inc.(a)	941	23,045
Monolithic Power Systems Inc.(a)	1,601	26,449
MoSys Inc.(a)	1,144	6,509
Nanometrics Inc.(a)	775	9,943
National Semiconductor Corp.	10,103	139,017
NetLogic Microsystems Inc.(a)(b)	2,877	90,367
Novellus Systems Inc.(a)	3,613	116,772
NVIDIA Corp.(a)	26,256	404,342
OmniVision Technologies Inc.(a)	1,817	53,801
ON Semiconductor Corp.(a)	19,804	195,664
Pericom Semiconductor Corp.(a)	136	1,493
PLX Technology Inc.(a)	841	3,036
PMC-Sierra Inc.(a)	562	4,828
Power Integrations Inc.	1,120	44,957
QLogic Corp.(a)	4,653	79,194

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Rambus Inc.(a)	5,009	102,584
Richardson Electronics Ltd.	189	2,209
Rovi Corp.(a)	4,705	291,757
Rubicon Technology Inc.(a)(b)	586	12,353
Rudolph Technologies Inc.(a)	1,325	10,905
Semtech Corp.(a)	2,881	65,226
Silicon Image Inc.(a)	2,560	18,816
Silicon Laboratories Inc.(a)	2,162	99,495
Skyworks Solutions Inc.(a)	8,315	238,058
Standard Microsystems Corp.(a)	263	7,582
Supertex Inc.(a)	481	11,631
Teradyne Inc.(a)	8,160	114,566
Tessera Technologies Inc.(a)	1,424	31,542
Texas Instruments Inc.	25,618	832,585
TriQuint Semiconductor Inc.(a)	7,096	82,952
Ultra Clean Holdings Inc.(a)	943	8,779
Ultratech Inc.(a)	1,035	20,576
Varian Semiconductor Equipment Associates Inc.(a)	3,432	126,881
Veeco Instruments Inc.(a)(b)	1,861	79,949
Volterra Semiconductor Corp.(a)	1,110	25,708
Xilinx Inc.	11,955	346,456
Zoran Corp.(a)	377	3,318

		13,829,222
SOFTWARE—6.82%
Accelrys Inc.(a)	1,255	10,416
ACI Worldwide Inc.(a)	1,563	41,998
Activision Blizzard Inc.	6,625	82,415
Actuate Corp.(a)	3,038	17,317
Acxiom Corp.(a)	3,127	53,628
Adobe Systems Inc.(a)	24,362	749,862
Advent Software Inc.(a)	742	42,977
Allscripts Healthcare Solutions Inc.(a)	5,364	103,364
American Reprographics Co.(a)	401	3,044
American Software Inc. Class A	1,279	8,659
ANSYS Inc.(a)	4,137	215,414
Aspen Technology Inc.(a)	2,833	35,979
athenahealth Inc.(a)(b)	1,581	64,789
Autodesk Inc.(a)	10,574	403,927
Automatic Data Processing Inc.	23,398	1,082,859
Blackbaud Inc.	2,054	53,199
Blackboard Inc.(a)	1,628	67,236
BMC Software Inc.(a)	8,430	397,390
Bottomline Technologies Inc.(a)	1,297	28,158
Broadridge Financial Solutions Inc.	5,337	117,040
CA Inc.	14,507	354,551
Cerner Corp.(a)	3,183	301,557
Citrix Systems Inc.(a)	8,619	589,626
CommVault Systems Inc.(a)	1,874	53,634
Computer Programs and Systems Inc.	465	21,781
Compuware Corp.(a)	5,817	67,884
Concur Technologies Inc.(a)	1,912	99,290
Convio Inc.(a)	273	2,260
CSG Systems International Inc.(a)	918	17,387
Deltek Inc.(a)	776	5,634
DemandTec Inc.(a)	866	9,387
Digi International Inc.(a)	503	5,583
Dun & Bradstreet Corp. (The)	2,349	192,829
DynaVox Inc.(a)	51	262
Ebix Inc.(a)(b)	1,053	24,925
Electronic Arts Inc.(a)	14,420	236,200
Emdeon Inc. Class A(a)	982	13,296

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Epicor Software Corp.(a)	1,333	13,463
EPIQ Systems Inc.	218	2,993
FalconStor Software Inc.(a)	1,330	4,456
Fiserv Inc.(a)	4,735	277,282
Global Defense Technology & Systems Inc.(a)	100	1,686
Global Payments Inc.	3,782	174,766
Guidance Software Inc.(a)	615	4,422
Informatica Corp.(a)	4,263	187,700
InnerWorkings Inc.(a)	1,274	8,345
Interactive Intelligence Inc.(a)	536	14,022
Intuit Inc.(a)	13,007	641,245
JDA Software Group Inc.(a)	412	11,536
Lawson Software Inc.(a)	6,351	58,747
ManTech International Corp. Class A(a)	930	38,437
MedAssets Inc.(a)	1,855	37,452
Medidata Solutions Inc.(a)	838	20,011
Microsoft Corp.	237,255	6,624,160
MicroStrategy Inc. Class A(a)	415	35,470
MoneyGram International Inc.(a)	3,204	8,683
Monotype Imaging Holdings Inc.(a)	972	10,789
MSCI Inc. Class A(a)	5,242	204,228
NetSuite Inc.(a)	776	19,400
Nuance Communications Inc.(a)	10,485	190,617
Omnicell Inc.(a)	1,377	19,898
OPNET Technologies Inc.	514	13,760
Oracle Corp.	176,387	5,520,913
Parametric Technology Corp.(a)	5,462	123,059
Paychex Inc.	14,973	462,815
PDF Solutions Inc.(a)	986	4,753
Pegasystems Inc.	764	27,985
Progress Software Corp.(a)	1,928	81,593
PROS Holdings Inc.(a)	1,040	11,846
QAD Inc. Class A(a)	162	1,474
QLIK Technologies Inc.(a)	469	12,105
Quality Systems Inc.(b)	896	62,559
Quest Software Inc.(a)	2,480	68,795
RealPage Inc.(a)	551	17,042
Red Hat Inc.(a)	8,765	400,122
Renaissance Learning Inc.	338	4,002
Rosetta Stone Inc.(a)	504	10,695
Salesforce.com Inc.(a)	5,290	698,280
Schawk Inc.	410	8,438
SeaChange International Inc.(a)	772	6,601
SEI Investments Co.	6,893	163,984
Smith Micro Software Inc.(a)	1,217	19,156
SolarWinds Inc.(a)	1,587	30,550
Solera Holdings Inc.	3,278	168,227
SS&C Technologies Holdings Inc.(a)	546	11,198
Synchronoss Technologies Inc.(a)	907	24,226
Take-Two Interactive Software Inc.(a)	492	6,022
Taleo Corp. Class A(a)	1,849	51,125
THQ Inc.(a)	1,456	8,823
Trident Microsystems Inc.(a)	1,060	1,887
Ultimate Software Group Inc.(a)	1,139	55,390
VeriFone Systems Inc.(a)	3,925	151,348
VMware Inc. Class A(a)	3,390	301,405

		22,715,743
TELECOMMUNICATIONS—4.59%
Acme Packet Inc.(a)	2,038	108,340
ADTRAN Inc.	2,855	103,380
Alaska Communications Systems Group Inc.	2,054	22,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Amdocs Ltd.(a)	2,654	72,905
American Tower Corp. Class A(a)	18,682	964,738
Anaren Inc.(a)	76	1,585
Anixter International Inc.	634	37,869
Applied Signal Technology Inc.	334	12,655
ARRIS Group Inc.(a)	775	8,696
Aruba Networks Inc.(a)	3,757	78,446
Atheros Communications Inc.(a)(b)	3,190	114,585
Atlantic Tele-Network Inc.	395	15,144
BigBand Networks Inc.(a)	1,451	4,063
Calix Inc.(a)	300	5,070
Cbeyond Inc.(a)	1,060	16,197
Ciena Corp.(a)(b)	4,244	89,336
Cincinnati Bell Inc.(a)	1,770	4,956
Cisco Systems Inc.(a)	264,442	5,349,662
Clearwire Corp. Class A(a)(b)	5,291	27,249
Comtech Telecommunications Corp.	528	14,641
Consolidated Communications Holdings Inc.	861	16,617
Corning Inc.	9,098	175,773
CPI International Inc.(a)	66	1,277
Crown Castle International Corp.(a)	13,414	587,936
DigitalGlobe Inc.(a)	1,256	39,828
EMS Technologies Inc.(a)	130	2,571
Extreme Networks Inc.(a)	1,192	3,683
Finisar Corp.(a)	3,450	102,431
Frontier Communications Corp.	17,410	169,399
GeoEye Inc.(a)	1,015	43,026
Global Crossing Ltd.(a)	1,164	15,039
Globecomm Systems Inc.(a)	56	560
Harmonic Inc.(a)	1,176	10,078
Harris Corp.	5,992	271,438
Hughes Communications Inc.(a)	283	11,445
Hypercom Corp.(a)	2,018	16,891
ICO Global Communications (Holdings) Ltd.(a)	2,998	4,497
Infinera Corp.(a)	4,073	42,074
InterDigital Inc.(a)(b)	2,021	84,154
Ixia(a)	1,811	30,389
JDS Uniphase Corp.(a)	9,931	143,801
Juniper Networks Inc.(a)	24,502	904,614
Knology Inc.(a)	1,246	19,475
KVH Industries Inc.(a)	611	7,301
Level 3 Communications Inc.(a)	29,121	28,539
LogMeIn Inc.(a)	678	30,063
Loral Space & Communications Inc.(a)	492	37,638
Meru Networks Inc.(a)(b)	250	3,855
MetroPCS Communications Inc.(a)	5,718	72,218
Motricity Inc.(a)	367	6,815
NETGEAR Inc.(a)	1,601	53,922
Network Equipment Technologies Inc.(a)	918	4,250
NeuStar Inc. Class A(a)	3,311	86,252
Neutral Tandem Inc.(a)	1,537	22,194
Newport Corp.(a)	547	9,501
NII Holdings Inc.(a)	6,096	272,247
Novatel Wireless Inc.(a)	389	3,715
NTELOS Holdings Corp.	1,344	25,603
Occam Networks Inc.(a)	581	5,037
Oclaro Inc.(a)	2,244	29,509
Oplink Communications Inc.(a)	392	7,240
PAETEC Holding Corp.(a)	4,336	16,217
Plantronics Inc.	2,215	82,442
Polycom Inc.(a)	3,924	152,958
Preformed Line Products Co.	81	4,741
QUALCOMM Inc.	75,862	3,754,410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

RF Micro Devices Inc.(a)	12,027	88,398
SAVVIS Inc.(a)	1,642	41,904
SBA Communications Corp. Class A(a)	5,486	224,597
Shenandoah Telecommunications Co.	1,129	21,146
ShoreTel Inc.(a)	2,114	16,510
Sonus Networks Inc.(a)	7,748	20,687
Syniverse Holdings Inc.(a)	3,190	98,412
Tekelec(a)	518	6,169
TeleNav Inc.(a)	372	2,708
TESSCO Technologies Inc.	135	2,153
tw telecom inc.(a)	7,152	121,942
USA Mobility Inc.	545	9,685
ViaSat Inc.(a)	599	26,602
Vonage Holdings Corp.(a)	2,031	4,549
Windstream Corp.	9,681	134,953

		15,286,394
TEXTILES—0.01%
Culp Inc.(a)	408	4,227
Mohawk Industries Inc.(a)	300	17,028

		21,255
TOYS, GAMES & HOBBIES—0.16%
Hasbro Inc.	5,672	267,605
LeapFrog Enterprises Inc.(a)	2,238	12,421
Mattel Inc.	9,842	250,282
RC2 Corp.(a)	84	1,829

		532,137
TRANSPORTATION—1.72%
C.H. Robinson Worldwide Inc.	7,694	616,982
CAI International Inc.(a)	170	3,332
Celadon Group Inc.(a)	915	13,533
Con-way Inc.	244	8,923
Dynamex Inc.(a)	431	10,671
Echo Global Logistics Inc.(a)	483	5,815
Expeditors International of Washington Inc.	9,881	539,503
FedEx Corp.	9,348	869,457
Forward Air Corp.	1,321	37,490
Frontline Ltd.(b)	1,946	49,370
Genesee & Wyoming Inc. Class A(a)	1,770	93,721
Golar LNG Ltd.	241	3,617
Heartland Express Inc.	2,297	36,798
Hub Group Inc. Class A(a)	1,711	60,124
J.B. Hunt Transport Services Inc.	4,121	168,178
Kansas City Southern Industries Inc.(a)	2,778	132,955
Kirby Corp.(a)	196	8,634
Knight Transportation Inc.	2,724	51,756
Landstar System Inc.	2,338	95,718
Marten Transport Ltd.	176	3,763
Old Dominion Freight Line Inc.(a)	1,722	55,087
Pacer International Inc.(a)	1,544	10,561
Patriot Transportation Holding Inc.(a)	10	930
Quality Distribution Inc.(a)	121	1,100
Roadrunner Transportation Systems Inc.(a)	297	4,295
Ryder System Inc.	1,284	67,590
Scorpio Tankers Inc.(a)	441	4,458
Union Pacific Corp.	2,944	272,791
United Parcel Service Inc. Class B	33,134	2,404,866
UTi Worldwide Inc.	3,895	82,574

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

Werner Enterprises Inc.	266	6,012

		5,720,604
TRUCKING & LEASING—0.01%
GATX Corp.	644	22,720
TAL International Group Inc.	83	2,562
Textainer Group Holdings Ltd.	420	11,966

		37,248

TOTAL COMMON STOCKS
(Cost: $303,110,702)		332,401,561

Security	Shares	Value

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc.
(Expires 9/14/11)(a)(b)(d)	27	—

		—
TELECOMMUNICATIONS—0.00%
Lantronix Inc.
(Expires 2/9/11)(a)(d)	2	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.
0.00%, 12/31/15(d)	665	665

		665

TOTAL CORPORATE NOTES
(Cost: $665)		665

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.30%

MONEY MARKET FUNDS—1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	3,447,246	3,447,246
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	501,012	501,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	372,437	372,437

		4,320,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,320,695)		4,320,695

TOTAL INVESTMENTS IN SECURITIES—101.13%
(Cost: $307,432,062)		336,722,921
Other Assets, Less Liabilities—(1.13)%		(3,754,044)

NET ASSETS—100.00%		$332,968,877

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.08%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,860	$26,114
Gaiam Inc. Class A	713	5,490
Lamar Advertising Co. Class A(a)	2,110	84,062
Marchex Inc. Class B	857	8,176
Omnicom Group Inc.	2,748	125,859

		249,701
AEROSPACE & DEFENSE—1.69%
AAR Corp.(a)	1,793	49,254
Alliant Techsystems Inc.(a)	111	8,262
BE Aerospace Inc.(a)	4,441	164,450
Boeing Co. (The)	6,665	434,958
Curtiss-Wright Corp.	2,128	70,650
Ducommun Inc.	498	10,846
Esterline Technologies Corp.(a)	1,376	94,380
GenCorp Inc.(a)	2,496	12,904
General Dynamics Corp.	15,859	1,125,355
Goodrich Corp.	4,156	366,019
Herley Industries Inc.(a)	647	11,206
Kaman Corp.	551	16,018
Kratos Defense & Security Solutions Inc.(a)	723	9,522
L-3 Communications Holdings Inc.	5,352	377,262
LMI Aerospace Inc.(a)	399	6,380
Lockheed Martin Corp.	3,071	214,694
Moog Inc. Class A(a)	2,103	83,699
Northrop Grumman Corp.	13,817	895,065
Orbital Sciences Corp.(a)	1,559	26,706
Raytheon Co.	17,478	809,930
Rockwell Collins Inc.	3,446	200,764
Spirit AeroSystems Holdings Inc. Class A(a)	4,155	86,465
Teledyne Technologies Inc.(a)	1,211	53,248
Triumph Group Inc.	776	69,382
United Technologies Corp.	3,705	291,658

		5,489,077
AGRICULTURE—1.32%
Alico Inc.	103	2,456
Alliance One International Inc.(a)(b)	4,074	17,274
Altria Group Inc.	39,808	980,073
Andersons Inc. (The)	846	30,752
Archer-Daniels-Midland Co.	29,460	886,157
Bunge Ltd.	6,657	436,167
Griffin Land & Nurseries Inc.	119	3,853
Lorillard Inc.	6,963	571,384
MGP Ingredients Inc.	411	4,537
Philip Morris International Inc.	13,421	785,531
Reynolds American Inc.	15,273	498,205
Tejon Ranch Co.(a)	395	10,882
Universal Corp.	1,123	45,706
Vector Group Ltd.(b)	701	12,141

		4,285,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

AIRLINES—0.28%
AirTran Holdings Inc.(a)	6,219	45,958
Alaska Air Group Inc.(a)	1,564	88,663
AMR Corp.(a)	10,388	80,923
Copa Holdings SA Class A	508	29,891
Hawaiian Holdings Inc.(a)	1,792	14,049
JetBlue Airways Corp.(a)	11,322	74,838
Pinnacle Airlines Corp.(a)	829	6,549
Republic Airways Holdings Inc.(a)	1,559	11,412
SkyWest Inc.	2,606	40,706
Southwest Airlines Co.	29,816	387,012
United Continental Holdings Inc.(a)	1,943	46,282
US Airways Group Inc.(a)	7,484	74,915

		901,198
APPAREL—0.18%
American Apparel Inc.(a)	1,242	2,062
Columbia Sportswear Co.	533	32,140
Delta Apparel Inc.(a)	240	3,240
Iconix Brand Group Inc.(a)	3,355	64,785
Jones Group Inc. (The)	4,043	62,828
K-Swiss Inc. Class A(a)	579	7,220
Perry Ellis International Inc.(a)	448	12,307
Quiksilver Inc.(a)	6,053	30,689
Timberland Co. Class A(a)	578	14,213
Unifi Inc.(a)	654	11,072
VF Corp.	4,067	350,494
Weyco Group Inc.	166	4,065

		595,115
AUTO MANUFACTURERS—0.02%
Force Protection Inc.(a)	3,210	17,687
Tesla Motors Inc.(a)(b)	292	7,776
Wabash National Corp.(a)	2,847	33,737

		59,200
AUTO PARTS & EQUIPMENT—0.22%
Autoliv Inc.	2,611	206,112
BorgWarner Inc.(a)	419	30,319
Commercial Vehicle Group Inc.(a)	1,117	18,151
Dana Holding Corp.(a)	509	8,760
Douglas Dynamics Inc.	517	7,833
Exide Technologies Inc.(a)	2,612	24,579
Federal-Mogul Corp. Class A(a)	716	14,785
Fuel Systems Solutions Inc.(a)	30	881
Johnson Controls Inc.	1,783	68,111
Lear Corp.(a)	1,600	157,936
Miller Industries Inc.	456	6,489
Modine Manufacturing Co.(a)	2,168	33,604
Spartan Motors Inc.	1,489	9,068
Standard Motor Products Inc.	676	9,261
Superior Industries International Inc.	875	18,568
Titan International Inc.(b)	1,403	27,415
TRW Automotive Holdings Corp.(a)	1,179	62,133

		704,005
BANKS—8.86%
1st Source Corp.	709	14,350

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

1st United Bancorp Inc.(a)	993	6,862
Alliance Financial Corp.	209	6,761
American National Bankshares Inc.	274	6,453
Ameris Bancorp(a)	1,118	11,784
Ames National Corp.	368	7,975
Arrow Financial Corp.	419	11,527
Associated Banc-Corp	8,015	121,427
BancFirst Corp.	333	13,716
Banco Latinoamericano de Comercio Exterior SA Class E	1,295	23,906
Bancorp Inc. (The)(a)	1,078	10,963
Bancorp Rhode Island Inc.	182	5,294
BancorpSouth Inc.	3,872	61,758
Bank Mutual Corp.	2,115	10,110
Bank of America Corp.	460,814	6,147,259
Bank of Hawaii Corp.	1,513	71,429
Bank of Marin Bancorp	238	8,330
Bank of New York Mellon Corp. (The)	55,677	1,681,445
Bank of the Ozarks Inc.	529	22,932
BB&T Corp.	31,746	834,602
BOK Financial Corp.	1,165	62,211
Boston Private Financial Holdings Inc.	3,174	20,790
Bridge Bancorp Inc.	191	4,708
Bryn Mawr Bank Corp.	385	6,718
Camden National Corp.	362	13,115
Capital City Bank Group Inc.(b)	571	7,195
CapitalSource Inc.	14,878	105,634
Cardinal Financial Corp.	1,311	15,247
Cathay General Bancorp	3,612	60,320
Center Financial Corp.(a)	1,614	12,234
CenterState Banks Inc.	1,008	7,983
Century Bancorp Inc. Class A	170	4,554
Chemical Financial Corp.	1,141	25,273
Citizens & Northern Corp.	547	8,128
Citizens Republic Bancorp Inc.(a)	19,267	11,849
City Holding Co.	723	26,194
City National Corp.	2,098	128,733
CNB Financial Corp.	393	5,820
CoBiz Financial Inc.	1,534	9,327
Columbia Banking System Inc.	1,806	38,034
Comerica Inc.	8,151	344,298
Commerce Bancshares Inc.	3,515	139,651
Community Bank System Inc.	1,524	42,321
Community Trust Bancorp Inc.	644	18,650
Cullen/Frost Bankers Inc.	2,428	148,399
CVB Financial Corp.	4,136	35,859
Eagle Bancorp Inc.(a)	784	11,313
East West Bancorp Inc.	6,855	134,015
Encore Bancshares Inc.(a)	355	3,642
Enterprise Financial Services Corp.	670	7,008
F.N.B. Corp.	5,320	52,242
Fifth Third Bancorp	36,250	532,150
Financial Institutions Inc.	519	9,845
First Bancorp (North Carolina)	698	10,686
First BanCorp (Puerto Rico)(a)	4,076	1,875
First Bancorp Inc. (Maine)	421	6,648
First Busey Corp.	2,383	11,200
First Citizens BancShares Inc. Class A	252	47,641
First Commonwealth Financial Corp.	4,502	31,874
First Community Bancshares Inc.	723	10,802
First Financial Bancorp	2,692	49,748
First Financial Bankshares Inc.	538	27,535
First Financial Corp.	523	18,378
First Horizon National Corp.(a)	10,934	128,803
First Interstate BancSystem Inc.	565	8,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

First Merchants Corp.	1,162	10,295
First Midwest Bancorp Inc.	3,445	39,686
First of Long Island Corp. (The)	263	7,603
First South Bancorp Inc.	407	2,633
FirstMerit Corp.	4,994	98,831
Fulton Financial Corp.	9,197	95,097
German American Bancorp Inc.	501	9,226
Glacier Bancorp Inc.	3,341	50,483
Great Southern Bancorp Inc.	461	10,875
Green Bankshares Inc.(a)(b)	535	1,712
Hancock Holding Co.	1,342	46,782
Hanmi Financial Corp.(a)	2,252	2,590
Heartland Financial USA Inc.	621	10,843
Heritage Financial Corp.(a)	474	6,598
Home Bancshares Inc.	1,009	22,228
Hudson Valley Holding Corp.	600	14,856
Huntington Bancshares Inc.	33,166	227,850
IBERIABANK Corp.	1,243	73,499
Independent Bank Corp. (Massachusetts)	990	26,780
International Bancshares Corp.(b)	2,471	49,494
KeyCorp	40,629	359,567
Lakeland Bancorp Inc.	980	10,751
Lakeland Financial Corp.	736	15,795
M&T Bank Corp.	3,401	296,057
MainSource Financial Group Inc.	968	10,077
Marshall & Ilsley Corp.	24,404	168,876
MB Financial Inc.	2,439	42,243
Merchants Bancshares Inc.	213	5,870
Metro Bancorp Inc.(a)	612	6,738
MidSouth Bancorp Inc.	335	5,146
MidWestOne Financial Group Inc.	310	4,684
Nara Bancorp Inc.(a)	1,735	17,038
National Bankshares Inc.(b)	314	9,888
National Penn Bancshares Inc.	5,869	47,128
NBT Bancorp Inc.	1,584	38,254
Northern Trust Corp.	6,715	372,078
Northfield Bancorp Inc.	851	11,335
Old National Bancorp	4,055	48,214
OmniAmerican Bancorp Inc.(a)	536	7,263
Oriental Financial Group Inc.	2,265	28,290
Orrstown Financial Services Inc.	303	8,305
Pacific Continental Corp.	876	8,813
PacWest Bancorp	1,410	30,146
Park National Corp.	573	41,640
Peapack-Gladstone Financial Corp.	425	5,546
Penns Woods Bancorp Inc.(b)	173	6,885
Peoples Bancorp Inc.	503	7,872
Pinnacle Financial Partners Inc.(a)	1,562	21,212
PNC Financial Services Group Inc. (The)(c)	24,144	1,466,024
Popular Inc.(a)	47,138	148,013
Porter Bancorp Inc.	137	1,412
PrivateBancorp Inc.	2,391	34,383
Prosperity Bancshares Inc.	2,164	85,002
Regions Financial Corp.	57,870	405,090
Renasant Corp.	994	16,809
Republic Bancorp Inc. Class A	445	10,569
S&T Bancorp Inc.	1,158	26,159
S.Y. Bancorp Inc.	460	11,293
Sandy Spring Bancorp Inc.	1,127	20,771
SCBT Financial Corp.	584	19,126
Sierra Bancorp	425	4,560
Simmons First National Corp. Class A	799	22,772
Southside Bancshares Inc.	723	15,234
Southwest Bancorp Inc.(a)	882	10,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

State Bancorp Inc.	751	6,947
State Street Corp.	23,021	1,066,793
Stellar One Corp.	1,078	15,674
Sterling Bancorp	1,239	12,972
Sterling Bancshares Inc.	4,295	30,151
Suffolk Bancorp	313	7,725
SunTrust Banks Inc.	22,821	673,448
Susquehanna Bancshares Inc.	6,024	58,312
SVB Financial Group(a)	1,927	102,227
Synovus Financial Corp.	36,133	95,391
Taylor Capital Group Inc.(a)	430	5,655
TCF Financial Corp.	6,585	97,524
Texas Capital Bancshares Inc.(a)	1,680	35,734
Tompkins Financial Corp.	360	14,098
Tower Bancorp Inc.	270	5,951
TowneBank(b)	1,076	17,098
TriCo Bancshares	659	10,643
TrustCo Bank Corp. NY	3,342	21,188
Trustmark Corp.	2,965	73,651
U.S. Bancorp	88,011	2,373,657
UMB Financial Corp.	1,475	61,094
Umpqua Holdings Corp.	5,309	64,664
Union First Market Bankshares Corp.	847	12,519
United Bankshares Inc.(b)	1,804	52,677
United Community Banks Inc.(a)	4,316	8,416
Univest Corp. of Pennsylvania	767	14,703
Valley National Bancorp	7,459	106,664
Virginia Commerce Bancorp Inc.(a)	903	5,581
Washington Banking Co.	719	9,857
Washington Trust Bancorp Inc.	647	14,156
Webster Financial Corp.	3,031	59,711
Wells Fargo & Co.	223,519	6,926,854
WesBanco Inc.	1,082	20,515
West Bancorporation Inc.	759	5,913
West Coast Bancorp(a)	4,500	12,690
Westamerica Bancorporation	752	41,713
Western Alliance Bancorporation(a)	2,699	19,865
Whitney Holding Corp.	4,486	63,477
Wilmington Trust Corp.	4,238	18,393
Wilshire Bancorp Inc.	883	6,728
Wintrust Financial Corp.	1,442	47,629
Zions Bancorporation	7,989	193,573

		28,720,201
BEVERAGES—1.45%
Brown-Forman Corp. Class B NVS	1,213	84,449
Coca-Cola Co. (The)	24,558	1,615,180
Coca-Cola Enterprises Inc.	6,057	151,607
Constellation Brands Inc. Class A(a)	8,496	188,186
Dr Pepper Snapple Group Inc.	7,294	256,457
Farmer Bros. Co.(b)	283	5,037
Hansen Natural Corp.(a)	467	24,415
Molson Coors Brewing Co. Class B NVS	6,087	305,506
PepsiCo Inc.	31,469	2,055,870

		4,686,707
BIOTECHNOLOGY—1.18%
Affymetrix Inc.(a)	2,912	14,647
Amgen Inc.(a)	43,987	2,414,886
Bio-Rad Laboratories Inc. Class A(a)	897	93,153
Biogen Idec Inc.(a)	11,135	746,602

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Cambrex Corp.(a)	1,311	6,778
Celera Corp.(a)	3,461	21,804
Charles River Laboratories International Inc.(a)	2,038	72,431
CryoLife Inc.(a)	1,169	6,336
Cytokinetics Inc.(a)	111	232
Enzo Biochem Inc.(a)	227	1,199
Enzon Pharmaceuticals Inc.(a)	857	10,430
Exelixis Inc.(a)	2,287	18,776
Genzyme Corp.(a)	2,944	209,613
Inovio Pharmaceuticals Inc.(a)	1,341	1,542
Lexicon Pharmaceuticals Inc.(a)	5,928	8,536
Life Technologies Corp.(a)	2,463	136,697
Martek Biosciences Corp.(a)	1,534	48,014
Maxygen Inc.	1,272	4,999
Nymox Pharmaceutical Corp.(a)	55	387
RTI Biologics Inc.(a)	2,333	6,229
SuperGen Inc.(a)	2,356	6,173
Transcept Pharmaceuticals Inc.(a)	44	326

		3,829,790
BUILDING MATERIALS—0.16%
American DG Energy Inc.(a)(b)	176	488
Apogee Enterprises Inc.	1,284	17,296
Armstrong World Industries Inc.	846	36,378
Broadwind Energy Inc.(a)(b)	3,123	7,214
Builders FirstSource Inc.(a)(b)	1,706	3,361
Comfort Systems USA Inc.	1,756	23,127
Drew Industries Inc.	546	12,405
Interline Brands Inc.(a)	1,407	32,037
LSI Industries Inc.	927	7,842
Masco Corp.	11,591	146,742
Owens Corning(a)	2,342	72,953
PGT Inc.(a)	563	1,379
Quanex Building Products Corp.	1,378	26,141
Simpson Manufacturing Co. Inc.	121	3,740
Texas Industries Inc.	969	44,361
Universal Forest Products Inc.	903	35,127
USG Corp.(a)	1,869	31,455

		502,046
CHEMICALS—1.79%
A. Schulman Inc.	1,372	31,405
Aceto Corp.	1,162	10,458
American Vanguard Corp.	920	7,857
Arch Chemicals Inc.	419	15,893
Ashland Inc.	3,308	168,245
Cabot Corp.	3,031	114,117
CF Industries Holdings Inc.	914	123,527
Cytec Industries Inc.	2,258	119,809
Dow Chemical Co. (The)	53,016	1,809,966
E.I. du Pont de Nemours and Co.	27,237	1,358,582
Eastman Chemical Co.	2,656	223,316
Ferro Corp.(a)	2,272	33,262
FMC Corp.	1,059	84,603
Georgia Gulf Corp.(a)(b)	1,550	37,293
H.B. Fuller Co.	2,117	43,441
Hawkins Inc.	61	2,708
Huntsman Corp.	8,703	135,854
Innophos Holdings Inc.	748	26,988
Intrepid Potash Inc.(a)(b)	2,054	76,594
KMG Chemicals Inc.	32	530

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Kraton Performance Polymers Inc.(a)	92	2,847
Landec Corp.(a)	994	5,944
Minerals Technologies Inc.	804	52,590
NL Industries Inc.	191	2,132
Olin Corp.	1,538	31,560
OM Group Inc.(a)	1,436	55,300
PolyOne Corp.(a)	1,322	16,512
PPG Industries Inc.	6,327	531,911
Quaker Chemical Corp.	148	6,167
Rockwood Holdings Inc.(a)	631	24,685
RPM International Inc.	2,988	66,035
Sensient Technologies Corp.	2,299	84,442
Sherwin-Williams Co. (The)	1,631	136,596
Sigma-Aldrich Corp.	427	28,421
Spartech Corp.(a)	794	7,432
TPC Group Inc.(a)	355	10,764
Valspar Corp. (The)	4,134	142,540
W.R. Grace & Co.(a)	2,822	99,137
Westlake Chemical Corp.	899	39,080
Zoltek Companies Inc.(a)	1,278	14,761

		5,783,304
COAL—0.59%
Alpha Natural Resources Inc.(a)	4,846	290,905
Arch Coal Inc.	2,213	77,588
Cloud Peak Energy Inc.(a)	1,151	26,738
CONSOL Energy Inc.	5,640	274,894
Hallador Energy Co.	5	53
International Coal Group Inc.(a)	6,026	46,641
James River Coal Co.(a)	240	6,079
Massey Energy Co.	4,751	254,891
Patriot Coal Corp.(a)(b)	3,601	69,751
Peabody Energy Corp.	12,328	788,745
Walter Energy Inc.	528	67,500

		1,903,785
COMMERCIAL SERVICES—0.90%
Aaron’s Inc.	1,473	30,034
ABM Industries Inc.	1,742	45,815
Advance America Cash Advance Centers Inc.	2,200	12,408
Albany Molecular Research Inc.(a)	1,143	6,424
AMN Healthcare Services Inc.(a)	823	5,053
Barrett Business Services Inc.	133	2,068
CBIZ Inc.(a)	900	5,616
CDI Corp.	517	9,611
Compass Diversified Holdings	1,392	24,624
Convergys Corp.(a)	4,581	60,332
CoreLogic Inc.	5,390	99,823
Corrections Corp. of America(a)	4,351	109,036
CRA International Inc.(a)	416	9,780
Cross Country Healthcare Inc.(a)	1,414	11,977
Deluxe Corp.	161	3,706
Education Management Corp.(a)(b)	857	15,512
Electro Rent Corp.	750	12,120
Equifax Inc.	5,846	208,118
Euronet Worldwide Inc.(a)	2,252	39,275
Exponent Inc.(a)	34	1,276
FTI Consulting Inc.(a)	419	15,620
GEO Group Inc. (The)(a)	1,213	29,913
Global Cash Access Inc.(a)	245	782
Great Lakes Dredge & Dock Corp.	1,731	12,757

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

H&E Equipment Services Inc.(a)	1,259	14,567
H&R Block Inc.	8,355	99,508
Hackett Group Inc. (The)(a)	590	2,071
HealthSpring Inc.(a)	2,669	70,809
Heidrick & Struggles International Inc.	750	21,487
Hertz Global Holdings Inc.(a)	1,332	19,301
Hill International Inc.(a)	875	5,661
Huron Consulting Group Inc.(a)	691	18,277
ICF International Inc.(a)	512	13,169
KAR Auction Services Inc.(a)	1,083	14,945
Kelly Services Inc. Class A(a)	1,082	20,342
Kendle International Inc.(a)	638	6,948
Korn/Ferry International(a)	2,022	46,728
LECG Corp.(a)	989	1,365
Live Nation Entertainment Inc.(a)	6,489	74,104
Mac-Gray Corp.	526	7,864
Manpower Inc.	3,789	237,798
McGrath RentCorp	663	17,384
McKesson Corp.	6,536	460,004
Michael Baker Corp.(a)	317	9,859
Monster Worldwide Inc.(a)	2,927	69,165
Multi-Color Corp.	439	8,543
Navigant Consulting Inc.(a)	1,787	16,440
On Assignment Inc.(a)	1,476	12,029
PDI Inc.(a)	61	643
PHH Corp.(a)	2,560	59,264
Quanta Services Inc.(a)	9,731	193,841
R.R. Donnelley & Sons Co.	9,018	157,544
Rent-A-Center Inc.	3,054	98,583
RSC Holdings Inc.(a)	2,249	21,905
Service Corp. International	11,813	97,457
SFN Group Inc.(a)	2,240	21,862
Stewart Enterprises Inc. Class A	3,733	24,974
Team Inc.(a)	799	19,336
TeleTech Holdings Inc.(a)	61	1,256
Towers Watson & Co. Class A	1,671	86,992
TrueBlue Inc.(a)	771	13,870
United Rentals Inc.(a)	2,820	64,155
Viad Corp.	815	20,758
Volt Information Sciences Inc.(a)	80	692

		2,923,180
COMPUTERS—0.50%
Agilysys Inc.(a)	813	4,577
Brocade Communications Systems Inc.(a)	20,489	108,387
CACI International Inc. Class A(a)	1,293	69,046
CIBER Inc.(a)	2,984	13,965
Computer Sciences Corp.	7,134	353,846
Computer Task Group Inc.(a)	261	2,840
Cray Inc.(a)	910	6,507
Diebold Inc.	2,388	76,535
Electronics For Imaging Inc.(a)	2,077	29,722
Furmanite Corp.(a)	255	1,762
Hutchinson Technology Inc.(a)	1,044	3,873
Imation Corp.(a)	1,359	14,011
Insight Enterprises Inc.(a)	1,652	21,740
Integral Systems Inc.(a)	733	7,264
Lexmark International Inc. Class A(a)	3,635	126,571
Limelight Networks Inc.(a)	299	1,737
Mentor Graphics Corp.(a)	2,831	33,972
Mercury Computer Systems Inc.(a)	993	18,251
Quantum Corp.(a)	806	2,998

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

RadiSys Corp.(a)	283	2,519
RealD Inc.(a)	395	10,238
Rimage Corp.(a)	455	6,784
Seagate Technology PLC(a)	6,252	93,968
Sigma Designs Inc.(a)	1,206	17,089
Silicon Graphics International Corp.(a)	1,357	12,254
SMART Modular Technologies (WWH) Inc.(a)	1,027	5,916
SRA International Inc. Class A(a)	1,815	37,117
Stream Global Services Inc.(a)	32	126
Sykes Enterprises Inc.(a)	1,680	34,037
Synopsys Inc.(a)	6,488	174,592
Tier Technologies Inc. Class B(a)	375	2,246
Unisys Corp.(a)	1,182	30,602
Virtusa Corp.(a)	268	4,385
Western Digital Corp.(a)	8,162	276,692

		1,606,169
COSMETICS & PERSONAL CARE—2.60%
Alberto-Culver Co.	3,069	113,676
Colgate-Palmolive Co.	3,691	296,646
Elizabeth Arden Inc.(a)	1,111	25,564
Procter & Gamble Co. (The)	124,347	7,999,242
Revlon Inc. Class A(a)	274	2,696

		8,437,824
DISTRIBUTION & WHOLESALE—0.27%
BMP Sunstone Corp.(a)	1,011	10,019
Central European Distribution Corp.(a)	3,258	74,608
Chindex International Inc.(a)	352	5,805
Core-Mark Holding Co. Inc.(a)	421	14,983
Genuine Parts Co.	7,342	376,938
Ingram Micro Inc. Class A(a)	6,667	127,273
Owens & Minor Inc.	610	17,952
ScanSource Inc.(a)	1,236	39,429
Tech Data Corp.(a)	2,150	94,643
United Stationers Inc.(a)	419	26,736
WESCO International Inc.(a)	1,323	69,855

		858,241
DIVERSIFIED FINANCIAL SERVICES—7.37%
Ameriprise Financial Inc.	9,363	538,841
Artio Global Investors Inc. Class A	138	2,036
Asset Acceptance Capital Corp.(a)	660	3,914
Asta Funding Inc.	472	3,823
BlackRock Inc.(c)	2,825	538,388
Calamos Asset Management Inc. Class A	875	12,250
California First National Bancorp	95	1,371
Capital One Financial Corp.	20,942	891,292
CBOE Holdings Inc.	367	8,390
CIT Group Inc.(a)	9,239	435,157
Citigroup Inc.(a)	971,604	4,595,687
CME Group Inc.	3,014	969,754
Cohen & Steers Inc.(b)	170	4,437
CompuCredit Holdings Corp.(a)	583	4,069
Cowen Group Inc. Class A(a)	1,635	7,619
Diamond Hill Investment Group Inc.	13	940
Discover Financial Services	24,703	457,747
Doral Financial Corp.(a)	813	1,122
E*TRADE Financial Corp.(a)	10,155	162,480
Encore Capital Group Inc.(a)	210	4,925

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Epoch Holding Corp.	71	1,103
Evercore Partners Inc. Class A	48	1,632
FBR Capital Markets Corp.(a)	2,391	9,134
Federal Agricultural Mortgage Corp. Class C NVS	434	7,083
Federated Investors Inc. Class B	1,305	34,152
First Marblehead Corp. (The)(a)	2,673	5,800
GAMCO Investors Inc. Class A	132	6,337
GFI Group Inc.	1,255	5,886
Gleacher & Co. Inc.(a)	1,767	4,188
Goldman Sachs Group Inc. (The)	23,642	3,975,639
Interactive Brokers Group Inc. Class A	1,201	21,402
International Assets Holding Corp.(a)(b)	577	13,617
Invesco Ltd.	15,023	361,453
Investment Technology Group Inc.(a)	2,006	32,838
Janus Capital Group Inc.	7,703	99,908
Jefferies Group Inc.(b)	5,380	143,269
JMP Group Inc.	611	4,662
JPMorgan Chase & Co.	182,753	7,752,382
KBW Inc.	540	15,077
Knight Capital Group Inc. Class A(a)	4,358	60,097
LaBranche & Co. Inc.(a)	1,787	6,433
Legg Mason Inc.	7,140	258,968
LPL Investment Holdings Inc.(a)	619	22,513
Marlin Business Services Corp.(a)	384	4,858
MF Global Holdings Ltd.(a)	4,729	39,534
Morgan Stanley	47,285	1,286,625
NASDAQ OMX Group Inc. (The)(a)	5,634	133,582
National Financial Partners Corp.(a)(b)	1,988	26,639
Nelnet Inc. Class A	1,104	26,154
Netspend Holdings Inc.(a)	684	8,769
NewStar Financial Inc.(a)	1,175	12,420
NYSE Euronext Inc.	9,452	283,371
Ocwen Financial Corp.(a)	3,414	32,570
Oppenheimer Holdings Inc. Class A	458	12,004
Penson Worldwide Inc.(a)	919	4,494
Piper Jaffray Companies Inc.(a)	716	25,067
Raymond James Financial Inc.	4,599	150,387
Rodman & Renshaw Capital Group Inc.(a)	26	70
Sanders Morris Harris Group Inc.	1,010	7,322
SeaCube Container Leasing Ltd.	449	6,313
SLM Corp.(a)	22,436	282,469
Stifel Financial Corp.(a)	151	9,368
Student Loan Corp. (The)	185	6,001
SWS Group Inc.	1,348	6,807
Teton Advisors Inc. Class B(d)	5	48
TradeStation Group Inc.(a)	1,382	9,328
Virtus Investment Partners Inc.(a)	35	1,588
Westwood Holdings Group Inc.	29	1,159
World Acceptance Corp.(a)	389	20,539

		23,885,301
ELECTRIC—5.77%
AES Corp. (The)(a)	30,934	376,776
Allegheny Energy Inc.	7,830	189,799
ALLETE Inc.	1,432	53,356
Alliant Energy Corp.	5,131	188,667
Ameren Corp.	11,023	310,738
American Electric Power Co. Inc.	21,964	790,265
Avista Corp.	2,549	57,403
Black Hills Corp.	1,819	54,570
Calpine Corp.(a)	8,623	115,031
CenterPoint Energy Inc.	19,390	304,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Central Vermont Public Service Corp.	571	12,482
CH Energy Group Inc.	736	35,983
Cleco Corp.	2,815	86,589
CMS Energy Corp.	11,298	210,143
Consolidated Edison Inc.	12,870	637,966
Constellation Energy Group Inc.	8,534	261,396
Dominion Resources Inc.	27,343	1,168,093
DPL Inc.	5,491	141,174
DTE Energy Co.	7,786	352,861
Duke Energy Corp.	60,223	1,072,572
Dynegy Inc.(a)	4,705	26,442
Edison International	14,855	573,403
El Paso Electric Co.(a)	2,035	56,024
Empire District Electric Co. (The)	1,868	41,470
Entergy Corp.	8,636	611,688
Exelon Corp.	30,315	1,262,317
FirstEnergy Corp.	13,876	513,689
GenOn Energy Inc.(a)	35,518	135,324
Great Plains Energy Inc.	6,278	121,730
Hawaiian Electric Industries Inc.	4,317	98,384
IDACORP Inc.	2,232	82,539
Integrys Energy Group Inc.	3,554	172,405
ITC Holdings Corp.	276	17,106
MDU Resources Group Inc.	8,707	176,491
MGE Energy Inc.	1,076	46,010
NextEra Energy Inc.	19,005	988,070
Northeast Utilities	8,145	259,663
NorthWestern Corp.	1,673	48,233
NRG Energy Inc.(a)	11,813	230,826
NSTAR	4,944	208,587
NV Energy Inc.	10,843	152,344
OGE Energy Corp.	4,500	204,930
Ormat Technologies Inc.	435	12,867
Otter Tail Corp.	1,581	35,636
Pepco Holdings Inc.	10,332	188,559
PG&E Corp.	17,946	858,537
Pike Electric Corp.(a)	740	6,349
Pinnacle West Capital Corp.	5,019	208,038
PNM Resources Inc.	4,030	52,471
Portland General Electric Co.	3,493	75,798
PPL Corp.	22,225	584,962
Progress Energy Inc.	13,089	569,110
Public Service Enterprise Group Inc.	23,203	738,087
SCANA Corp.	5,224	212,094
Southern Co.	37,844	1,446,776
TECO Energy Inc.	9,905	176,309
UIL Holdings Corp.	2,319	69,477
UniSource Energy Corp.	1,676	60,068
Unitil Corp.	495	11,256
Westar Energy Inc.	5,517	138,808
Wisconsin Energy Corp.	5,404	318,079
Xcel Energy Inc.	20,901	492,219

		18,703,850
ELECTRICAL COMPONENTS & EQUIPMENT—0.22%
Advanced Battery Technologies Inc.(a)(b)	900	3,465
Advanced Energy Industries Inc.(a)	611	8,334
Coleman Cable Inc.(a)	22	138
Encore Wire Corp.	871	21,845
Energizer Holdings Inc.(a)	3,232	235,613
Energy Conversion Devices Inc.(a)(b)	1,624	7,470
EnerSys Inc.(a)	1,605	51,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Generac Holdings Inc.(a)	561	9,071
General Cable Corp.(a)	1,559	54,705
Greatbatch Inc.(a)	1,066	25,744
Hubbell Inc. Class B	1,664	100,056
Insteel Industries Inc.	794	9,917
Littelfuse Inc.	153	7,200
Molex Inc.(b)	6,144	139,592
Powell Industries Inc.(a)	404	13,284
SunPower Corp. Class A(a)(b)	2,731	35,039

		723,026
ELECTRONICS—0.79%
Analogic Corp.	176	8,714
Arrow Electronics Inc.(a)	4,986	170,771
Avnet Inc.(a)	7,011	231,573
AVX Corp.	2,044	31,539
Bel Fuse Inc. Class B	473	11,305
Benchmark Electronics Inc.(a)	2,673	48,542
Brady Corp. Class A	2,267	73,927
Checkpoint Systems Inc.(a)	1,118	22,975
Coherent Inc.(a)	370	16,702
CTS Corp.	1,141	12,619
Cubic Corp.	413	19,473
Cymer Inc.(a)	1,061	47,819
Daktronics Inc.	1,242	19,773
Electro Scientific Industries Inc.(a)	1,181	18,931
FEI Co.(a)	1,271	33,567
Garmin Ltd.(b)	4,870	150,921
Itron Inc.(a)	131	7,264
Jabil Circuit Inc.	2,458	49,381
L-1 Identity Solutions Inc.(a)	3,535	42,102
LaBarge Inc.(a)	83	1,304
Measurement Specialties Inc.(a)	689	20,222
Methode Electronics Inc.	752	9,753
Multi-Fineline Electronix Inc.(a)	53	1,404
OSI Systems Inc.(a)	188	6,836
OYO Geospace Corp.(a)	20	1,982
Park Electrochemical Corp.	364	10,920
PerkinElmer Inc.	2,981	76,969
Rofin-Sinar Technologies Inc.(a)	565	20,024
Rogers Corp.(a)	495	18,934
Sonic Solutions Inc.(a)	436	6,540
Spectrum Control Inc.(a)	386	5,786
Thermo Fisher Scientific Inc.(a)	18,832	1,042,540
Thomas & Betts Corp.(a)	2,015	97,325
TTM Technologies Inc.(a)	2,865	42,717
Viasystems Group Inc.(a)	44	886
Vishay Intertechnology Inc.(a)	7,050	103,494
Vishay Precision Group Inc.(a)	568	10,701
Watts Water Technologies Inc. Class A	1,259	46,067
X-Rite Inc.(a)	1,497	6,841
Zygo Corp.(a)	719	8,793

		2,557,936
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp.	5,655	97,209
Evergreen Solar Inc.(a)(b)	8,691	5,067
Green Plains Renewable Energy Inc.(a)(b)	725	8,163
Headwaters Inc.(a)	2,739	12,545
Hoku Corp.(a)	673	1,777

		124,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

ENGINEERING & CONSTRUCTION—0.47%
AECOM Technology Corp.(a)	3,238	90,567
Argan Inc.(a)	277	2,568
Chicago Bridge & Iron Co. NV(a)	2,772	91,199
Dycom Industries Inc.(a)	1,787	26,358
EMCOR Group Inc.(a)	3,059	88,650
Fluor Corp.	7,636	505,961
Granite Construction Inc.	1,606	44,053
Insituform Technologies Inc. Class A(a)	267	7,078
Jacobs Engineering Group Inc.(a)	2,284	104,721
KBR Inc.	6,580	200,493
Layne Christensen Co.(a)	915	31,494
McDermott International Inc.(a)	2,238	46,304
MYR Group Inc.(a)	777	16,317
Shaw Group Inc. (The)(a)	1,647	56,377
Sterling Construction Co. Inc.(a)	731	9,532
Tutor Perini Corp.	1,250	26,763
URS Corp.(a)	3,825	159,158
VSE Corp.	89	2,939

		1,510,532
ENTERTAINMENT—0.15%
Ascent Media Corp. Class A(a)	653	25,310
Bluegreen Corp.(a)	620	1,996
Carmike Cinemas Inc.(a)	191	1,475
Churchill Downs Inc.	437	18,966
Cinemark Holdings Inc.	2,623	45,221
International Speedway Corp. Class A	909	23,789
Isle of Capri Casinos Inc.(a)	659	6,735
Lions Gate Entertainment Corp.(a)	875	5,696
Madison Square Garden Inc. Class A(a)	1,904	49,085
Penn National Gaming Inc.(a)	3,155	110,898
Pinnacle Entertainment Inc.(a)	2,685	37,644
Regal Entertainment Group Class A	2,851	33,471
Scientific Games Corp. Class A(a)	1,464	14,581
Speedway Motorsports Inc.	564	8,640
Steinway Musical Instruments Inc.(a)	276	5,479
Vail Resorts Inc.(a)	1,671	86,959
Warner Music Group Corp.(a)(b)	1,483	8,349

		484,294
ENVIRONMENTAL CONTROL—0.38%
Darling International Inc.(a)	953	12,656
Energy Recovery Inc.(a)	170	622
EnergySolutions Inc.	4,062	22,625
Fuel Tech Inc.(a)	800	7,768
Met-Pro Corp.	614	7,251
Metalico Inc.(a)	1,798	10,572
Mine Safety Appliances Co.	320	9,962
Republic Services Inc.	10,532	314,486
US Ecology Inc.	46	799
Waste Connections Inc.	1,135	31,247
Waste Management Inc.	22,156	816,892

		1,234,880
FOOD—2.27%
B&G Foods Inc. Class A	1,007	13,826
Cal-Maine Foods Inc.	57	1,800
Campbell Soup Co.	3,391	117,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Chiquita Brands International Inc.(a)	2,062	28,909
ConAgra Foods Inc.	18,186	410,640
Corn Products International Inc.	3,485	160,310
Dean Foods Co.(a)	8,374	74,026
Del Monte Foods Co.	9,195	172,866
Dole Food Co. Inc.(a)(b)	1,644	22,210
Flowers Foods Inc.	2,193	59,014
Fresh Del Monte Produce Inc.	1,847	46,083
Fresh Market Inc. (The)(a)	459	18,911
General Mills Inc.	12,214	434,696
H.J. Heinz Co.	8,621	426,395
Hain Celestial Group Inc.(a)	1,884	50,981
Hershey Co. (The)	2,963	139,705
Hormel Foods Corp.	3,189	163,468
Imperial Sugar Co.	549	7,340
Ingles Markets Inc. Class A	597	11,462
J&J Snack Foods Corp.	34	1,640
J.M. Smucker Co. (The)	5,511	361,797
John B. Sanfilippo & Son Inc.(a)	353	4,391
Kellogg Co.	1,258	64,259
Kraft Foods Inc. Class A	73,645	2,320,554
Kroger Co. (The)	27,936	624,649
M&F Worldwide Corp.(a)	475	10,973
McCormick & Co. Inc. NVS	3,065	142,615
Nash-Finch Co.	587	24,953
Pilgrim’s Pride Corp.(a)	1,241	8,799
Ralcorp Holdings Inc.(a)	2,543	165,320
Ruddick Corp.	974	35,882
Safeway Inc.	17,619	396,251
Sanderson Farms Inc.	115	4,502
Sara Lee Corp.	8,788	153,878
Seaboard Corp.	16	31,856
Seneca Foods Corp. Class A(a)	362	9,767
Smart Balance Inc.(a)	1,528	6,616
Smithfield Foods Inc.(a)	6,347	130,939
Spartan Stores Inc.	1,028	17,425
SUPERVALU Inc.	9,833	94,692
Tootsie Roll Industries Inc.	101	2,926
TreeHouse Foods Inc.(a)	1,613	82,408
Tyson Foods Inc. Class A	13,812	237,843
Village Super Market Inc. Class A	140	4,620
Weis Markets Inc.	502	20,246
Winn-Dixie Stores Inc.(a)	2,572	18,441

		7,338,721
FOREST PRODUCTS & PAPER—0.50%
Boise Inc.	3,213	25,479
Buckeye Technologies Inc.	1,798	37,776
Clearwater Paper Corp.(a)	142	11,119
Domtar Corp.	1,952	148,196
International Paper Co.	4,491	122,335
KapStone Paper and Packaging Corp.(a)	1,752	26,806
Louisiana-Pacific Corp.(a)	5,898	55,795
MeadWestvaco Corp.	7,907	206,847
Neenah Paper Inc.	358	7,045
P.H. Glatfelter Co.	2,142	26,282
Plum Creek Timber Co. Inc.(b)	4,338	162,458
Potlatch Corp.	890	28,969
Rayonier Inc.	2,603	136,710
Rock-Tenn Co. Class A	1,179	63,607
Temple-Inland Inc.	4,067	86,383
Wausau Paper Corp.	1,939	16,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Weyerhaeuser Co.	24,693	467,438
Xerium Technologies Inc.(a)	50	798

		1,630,738
GAS—0.76%
AGL Resources Inc.	3,607	129,311
Atmos Energy Corp.	4,313	134,566
Chesapeake Utilities Corp.	445	18,476
Energen Corp.	3,327	160,561
Laclede Group Inc. (The)	1,036	37,855
National Fuel Gas Co.	3,395	222,780
New Jersey Resources Corp.	1,904	82,081
Nicor Inc.	2,097	104,682
NiSource Inc.	12,825	225,977
Northwest Natural Gas Co.	1,234	57,344
Piedmont Natural Gas Co.	3,325	92,967
Sempra Energy	11,287	592,342
South Jersey Industries Inc.	1,144	60,426
Southern Union Co.	5,744	138,258
Southwest Gas Corp.	2,104	77,154
UGI Corp.	5,055	159,637
Vectren Corp.	3,763	95,505
WGL Holdings Inc.	2,348	83,988

		2,473,910
HAND & MACHINE TOOLS—0.22%
Baldor Electric Co.	134	8,447
Franklin Electric Co. Inc.	97	3,775
Kennametal Inc.	960	37,882
Regal Beloit Corp.	292	19,494
Snap-on Inc.	2,669	151,012
Stanley Black & Decker Inc.	7,292	487,616

		708,226
HEALTH CARE - PRODUCTS—2.95%
Alere Inc.(a)	2,745	100,467
Alphatec Holdings Inc.(a)	495	1,337
AngioDynamics Inc.(a)	1,132	17,399
Baxter International Inc.	4,599	232,801
Beckman Coulter Inc.	3,236	243,444
Boston Scientific Corp.(a)	69,974	529,703
Cantel Medical Corp.	584	13,666
CardioNet Inc.(a)	811	3,795
CareFusion Corp.(a)	6,543	168,155
CONMED Corp.(a)	1,339	35,390
Cooper Companies Inc. (The)	1,707	96,172
Cutera Inc.(a)	571	4,734
Cynosure Inc. Class A(a)	463	4,736
Exactech Inc.(a)	115	2,164
Hanger Orthopedic Group Inc.(a)	608	12,884
Hill-Rom Holdings Inc.	467	18,386
Hologic Inc.(a)	11,964	225,162
ICU Medical Inc.(a)	409	14,928
Invacare Corp.	1,256	37,881
Johnson & Johnson	107,682	6,660,132
Kinetic Concepts Inc.(a)	2,629	110,103
Medical Action Industries Inc.(a)	647	6,198
Medtronic Inc.	11,751	435,845
Merit Medical Systems Inc.(a)	115	1,820
NxStage Medical Inc.(a)	74	1,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Palomar Medical Technologies Inc.(a)	346	4,917
Rochester Medical Corp.(a)	53	579
Solta Medical Inc.(a)	1,868	5,697
Steris Corp.	134	4,886
SurModics Inc.(a)	331	3,929
Symmetry Medical Inc.(a)	1,646	15,225
Syneron Medical Ltd.(a)	1,236	12,595
TomoTherapy Inc.(a)	1,427	5,151
Vital Images Inc.(a)	173	2,419
Wright Medical Group Inc.(a)	653	10,141
Young Innovations Inc.	164	5,250
Zimmer Holdings Inc.(a)	9,294	498,902

		9,548,834
HEALTH CARE - SERVICES—1.62%
Aetna Inc.	18,245	556,655
Allied Healthcare International Inc.(a)(b)	1,877	4,711
American Dental Partners Inc.(a)	670	9,052
AMERIGROUP Corp.(a)	2,075	91,134
AmSurg Corp.(a)	1,444	30,252
Assisted Living Concepts Inc. Class A(a)	463	15,061
Brookdale Senior Living Inc.(a)	3,404	72,880
Capital Senior Living Corp.(a)	1,218	8,161
Centene Corp.(a)	2,260	57,268
Community Health Systems Inc.(a)	1,353	50,562
Continucare Corp.(a)	286	1,338
Coventry Health Care Inc.(a)	6,837	180,497
Ensign Group Inc. (The)	26	647
Five Star Quality Care Inc.(a)	1,407	9,947
Gentiva Health Services Inc.(a)	875	23,275
Health Net Inc.(a)	4,601	125,561
HealthSouth Corp.(a)	239	4,950
Healthways Inc.(a)	1,562	17,432
Humana Inc.(a)	7,864	430,475
Kindred Healthcare Inc.(a)	1,844	33,874
LifePoint Hospitals Inc.(a)	2,562	94,153
Magellan Health Services Inc.(a)	1,549	73,237
MedCath Corp.(a)	930	12,973
MEDNAX Inc.(a)	127	8,546
Molina Healthcare Inc.(a)	264	7,352
National Healthcare Corp.	412	19,063
Quest Diagnostics Inc.	781	42,151
RehabCare Group Inc.(a)	936	22,183
Select Medical Holdings Corp.(a)	2,302	16,828
Skilled Healthcare Group Inc. Class A(a)	893	8,019
Sun Healthcare Group Inc.(a)	1,120	14,179
Tenet Healthcare Corp.(a)	6,279	42,007
Triple-S Management Corp. Class B(a)	951	18,145
U.S. Physical Therapy Inc.(a)	41	813
UnitedHealth Group Inc.	52,183	1,884,328
Universal Health Services Inc. Class B	3,880	168,470
WellCare Health Plans Inc.(a)	1,969	59,503
WellPoint Inc.(a)	18,315	1,041,391

		5,257,073
HOLDING COMPANIES - DIVERSIFIED—0.08%
Harbinger Group Inc.(a)	462	2,860
Leucadia National Corp.	9,001	262,649
Primoris Services Corp.(b)	801	7,642

		273,151

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

HOME BUILDERS—0.24%
Beazer Homes USA Inc.(a)(b)	3,323	17,911
Brookfield Homes Corp.(a)(b)	479	4,503
Cavco Industries Inc.(a)	251	11,719
D.R. Horton Inc.	12,999	155,078
Hovnanian Enterprises Inc. Class A(a)(b)	2,406	9,840
KB Home	3,537	47,714
Lennar Corp. Class A	7,377	138,319
M.D.C. Holdings Inc.	1,739	50,031
M/I Homes Inc.(a)	842	12,950
Meritage Homes Corp.(a)	1,497	33,233
Pulte Group Inc.(a)	15,559	117,004
Ryland Group Inc.	2,030	34,571
Skyline Corp.	332	8,659
Standard-Pacific Corp.(a)	4,903	22,554
Toll Brothers Inc.(a)	6,667	126,673

		790,759
HOME FURNISHINGS—0.11%
American Woodmark Corp.	403	9,890
Audiovox Corp. Class A(a)	837	7,223
Ethan Allen Interiors Inc.	767	15,348
Furniture Brands International Inc.(a)	1,976	10,157
Harman International Industries Inc.(a)	1,679	77,738
Hooker Furniture Corp.	486	6,867
Kimball International Inc. Class B	1,495	10,315
La-Z-Boy Inc.(a)	2,157	19,456
Sealy Corp.(a)(b)	1,465	4,278
Universal Electronics Inc.(a)	385	10,922
Whirlpool Corp.	1,989	176,683

		348,877
HOUSEHOLD PRODUCTS & WARES—0.37%
ACCO Brands Corp.(a)	2,585	22,024
American Greetings Corp. Class A	1,726	38,248
Avery Dennison Corp.	4,809	203,613
Blyth Inc.	196	6,758
Central Garden & Pet Co. Class A(a)	2,646	26,143
Clorox Co. (The)	381	24,110
CSS Industries Inc.	359	7,399
Ennis Inc.	965	16,502
Fortune Brands Inc.	6,064	365,356
Helen of Troy Ltd.(a)	1,408	41,874
Jarden Corp.	4,260	131,506
Kid Brands Inc.(a)	445	3,805
Kimberly-Clark Corp.	3,978	250,773
Oil-Dri Corp. of America	207	4,448
Prestige Brands Holdings Inc.(a)	1,912	22,848
Spectrum Brands Holdings Inc.(a)	835	26,027
WD-40 Co.	46	1,853

		1,193,287
HOUSEWARES—0.08%
Libbey Inc.(a)	734	11,355
Lifetime Brands Inc.(a)	419	5,883
Newell Rubbermaid Inc.	13,435	244,248

		261,486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

INSURANCE—7.08%
ACE Ltd.	13,173	820,019
Aflac Inc.	1,188	67,039
Alleghany Corp.(a)	309	94,668
Allied World Assurance Co. Holdings Ltd.	1,965	116,800
Allstate Corp. (The)	24,671	786,511
Alterra Capital Holdings Ltd.	4,447	96,233
American Equity Investment Life Holding Co.	2,689	33,747
American Financial Group Inc.	3,978	128,450
American International Group Inc.(a)(b)	5,584	321,750
American National Insurance Co.	327	27,998
American Safety Insurance Holdings Ltd.(a)	469	10,027
Amerisafe Inc.(a)	864	15,120
AmTrust Financial Services Inc.	1,030	18,025
Aon Corp.	12,290	565,463
Arch Capital Group Ltd.(a)(b)	2,142	188,603
Argo Group International Holdings Ltd.	1,443	54,040
Arthur J. Gallagher & Co.	3,587	104,310
Aspen Insurance Holdings Ltd.	3,584	102,574
Assurant Inc.	5,176	199,380
Assured Guaranty Ltd.	8,508	150,592
Axis Capital Holdings Ltd.	3,882	139,286
Baldwin & Lyons Inc. Class B	392	9,224
Berkshire Hathaway Inc. Class B(a)	79,438	6,363,778
Brown & Brown Inc.	2,434	58,270
Chubb Corp. (The)	13,927	830,606
CIGNA Corp.	12,566	460,670
Cincinnati Financial Corp.	6,764	214,351
Citizens Inc.(a)(b)	1,659	12,360
CNA Financial Corp.(a)	1,213	32,812
CNA Surety Corp.(a)	806	19,086
CNO Financial Group Inc.(a)	9,471	64,213
Delphi Financial Group Inc. Class A	2,208	63,679
Donegal Group Inc. Class A	538	7,790
EMC Insurance Group Inc.	214	4,845
Employers Holdings Inc.	1,780	31,114
Endurance Specialty Holdings Ltd.(b)	1,711	78,826
Enstar Group Ltd.(a)	320	27,066
Erie Indemnity Co. Class A	372	24,355
Everest Re Group Ltd.	2,544	215,782
FBL Financial Group Inc. Class A	614	17,603
Fidelity National Financial Inc. Class A	10,603	145,049
First American Financial Corp.	4,533	67,723
First Mercury Financial Corp.	647	10,611
Flagstone Reinsurance Holdings SA	2,395	30,177
FPIC Insurance Group Inc.(a)	462	17,076
Genworth Financial Inc. Class A(a)	18,411	241,921
Gerova Financial Group Ltd.(a)	59	1,770
Global Indemnity PLC(a)	653	13,354
Greenlight Capital Re Ltd. Class A(a)	1,302	34,907
Hallmark Financial Services Inc.(a)	521	4,741
Hanover Insurance Group Inc. (The)	2,080	97,178
Harleysville Group Inc.	545	20,023
Hartford Financial Services Group Inc. (The)	18,509	490,303
HCC Insurance Holdings Inc.	5,326	154,134
Horace Mann Educators Corp.	1,805	32,562
Infinity Property and Casualty Corp.	617	38,131
Kansas City Life Insurance Co.	191	6,309
Life Partners Holdings Inc.(b)	30	574
Lincoln National Corp.	13,973	388,589
Loews Corp.	14,335	557,775
Maiden Holdings Ltd.	2,333	18,337

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Markel Corp.(a)	453	171,293
Marsh & McLennan Companies Inc.	1,962	53,641
MBIA Inc.(a)(b)	7,061	84,661
Meadowbrook Insurance Group Inc.	2,538	26,014
Mercury General Corp.	1,243	53,461
MetLife Inc.	20,446	908,620
MGIC Investment Corp.(a)	9,300	94,767
Montpelier Re Holdings Ltd.	2,899	57,806
National Interstate Corp.	295	6,313
National Western Life Insurance Co. Class A	104	17,339
Navigators Group Inc. (The)(a)	571	28,750
Old Republic International Corp.	12,002	163,587
OneBeacon Insurance Group Ltd.	1,084	16,433
PartnerRe Ltd.	3,618	290,706
Phoenix Companies Inc. (The)(a)	5,290	13,437
Platinum Underwriters Holdings Ltd.	1,868	84,004
PMI Group Inc. (The)(a)	6,865	22,655
Presidential Life Corp.	941	9,344
Primerica Inc.	1,103	26,748
Primus Guaranty Ltd.(a)(b)	788	4,003
Principal Financial Group Inc.	14,519	472,739
ProAssurance Corp.(a)	1,375	83,325
Progressive Corp. (The)	30,804	612,075
Protective Life Corp.	3,970	105,761
Prudential Financial Inc.	21,275	1,249,055
Radian Group Inc.	6,179	49,865
Reinsurance Group of America Inc.	3,379	181,486
RenaissanceRe Holdings Ltd.	2,533	161,327
RLI Corp.	845	44,422
Safety Insurance Group Inc.	578	27,495
SeaBright Insurance Holdings Inc.	1,044	9,626
Selective Insurance Group Inc.	2,477	44,958
StanCorp Financial Group Inc.	2,194	99,037
State Auto Financial Corp.	663	11,549
Stewart Information Services Corp.(b)	799	9,212
Symetra Financial Corp.	1,603	21,961
Torchmark Corp.	3,820	228,207
Tower Group Inc.	1,027	26,271
Transatlantic Holdings Inc.	2,969	153,260
Travelers Companies Inc. (The)	19,064	1,062,055
United Fire & Casualty Co.	1,067	23,815
Unitrin Inc.	2,346	57,571
Universal American Corp.	1,469	30,041
Universal Insurance Holdings Inc.	761	3,706
Unum Group	15,388	372,697
Validus Holdings Ltd.	3,033	92,840
W.R. Berkley Corp.	5,562	152,288
Wesco Financial Corp.	62	22,841
White Mountains Insurance Group Ltd.	351	117,796
XL Group PLC	14,954	326,296

		22,935,468
INTERNET—0.95%
1-800-FLOWERS.COM Inc.(a)	1,066	2,868
AOL Inc.(a)	4,945	117,246
DealerTrack Holdings Inc.(a)	288	5,780
Digital River Inc.(a)	1,596	54,934
EarthLink Inc.	4,970	42,742
eBay Inc.(a)	32,679	909,457
ePlus Inc.(a)	177	4,184
Expedia Inc.	5,566	139,651
Global Sources Ltd.(a)	109	1,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

IAC/InterActiveCorp(a)	2,017	57,888
InfoSpace Inc.(a)	1,423	11,811
Internap Network Services Corp.(a)	2,361	14,355
Internet Capital Group Inc.(a)	1,545	21,970
j2 Global Communications Inc.(a)	635	18,383
Keynote Systems Inc.	495	7,237
Knot Inc. (The)(a)	624	6,165
Liberty Media Corp. - Liberty Interactive Group Series A(a)	27,104	427,430
ModusLink Global Solutions Inc.(a)	1,903	12,750
Online Resources Corp.(a)	789	3,669
PCTEL Inc.(a)	929	5,574
Perficient Inc.(a)	371	4,637
RealNetworks Inc.(a)	3,824	16,061
S1 Corp.(a)	2,368	16,339
Safeguard Scientifics Inc.(a)	840	14,347
Symantec Corp.(a)	32,943	551,466
TechTarget Inc.(a)	267	2,117
TeleCommunication Systems Inc.(a)	1,201	5,609
United Online Inc.	3,209	21,179
ValueClick Inc.(a)	816	13,080
Vasco Data Security International Inc.(a)	281	2,285
Yahoo! Inc.(a)	34,370	571,573

		3,083,825
INVESTMENT COMPANIES—0.21%
American Capital Ltd.(a)	15,750	119,070
Apollo Investment Corp.	8,941	98,977
Ares Capital Corp.	8,879	146,326
Arlington Asset Investment Corp. Class A	332	7,965
BlackRock Kelso Capital Corp.(c)	3,086	34,131
Capital Southwest Corp.	128	13,286
Fifth Street Finance Corp.	2,588	31,418
Gladstone Capital Corp.(b)	998	11,497
Gladstone Investment Corp.	1,068	8,170
Golub Capital BDC Inc.	333	5,701
Harris & Harris Group Inc.(a)	1,391	6,093
Hercules Technology Growth Capital Inc.	1,657	17,166
Kayne Anderson Energy Development Co.	495	8,915
Main Street Capital Corp.	564	10,259
MCG Capital Corp.	3,507	24,444
Medallion Financial Corp.	723	5,929
MVC Capital Inc.	1,040	15,184
NGP Capital Resources Co.	1,035	9,522
PennantPark Investment Corp.	1,485	18,176
PennyMac Mortgage Investment Trust(c)	764	13,867
Prospect Capital Corp.	4,002	43,222
Solar Capital Ltd.	259	6,418
THL Credit Inc.	404	5,256
TICC Capital Corp.	1,223	13,710
Triangle Capital Corp.	573	10,887

		685,589
IRON & STEEL—0.37%
AK Steel Holding Corp.	4,343	71,095
Gibraltar Industries Inc.(a)	1,403	19,039
Metals USA Holdings Corp.(a)	242	3,688
Nucor Corp.	8,323	364,714
Olympic Steel Inc.	419	12,017
Reliance Steel & Aluminum Co.	3,048	155,753
Schnitzer Steel Industries Inc. Class A	802	53,245
Shiloh Industries Inc.	107	1,278

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Steel Dynamics Inc.	10,026	183,476
United States Steel Corp.	5,386	314,650
Universal Stainless & Alloy Products Inc.(a)	305	9,540

		1,188,495
LEISURE TIME—0.25%
Arctic Cat Inc.(a)	544	7,964
Callaway Golf Co.	2,951	23,815
Carnival Corp.	12,455	574,300
Johnson Outdoors Inc. Class A(a)	191	2,391
Life Time Fitness Inc.(a)	226	9,264
Multimedia Games Inc.(a)	1,086	6,060
Royal Caribbean Cruises Ltd.(a)	3,731	175,357

		799,151
LODGING—0.22%
Boyd Gaming Corp.(a)(b)	2,506	26,564
Choice Hotels International Inc.	1,188	45,465
Gaylord Entertainment Co.(a)(b)	1,614	58,007
Hyatt Hotels Corp. Class A(a)	2,015	92,206
Marcus Corp.	926	12,288
MGM Resorts International(a)	11,572	171,844
Monarch Casino & Resort Inc.(a)	282	3,525
Morgans Hotel Group Co.(a)	625	5,669
Orient-Express Hotels Ltd. Class A(a)	4,227	54,909
Red Lion Hotels Corp.(a)	602	4,804
Wyndham Worldwide Corp.	8,312	249,027

		724,308
MACHINERY—0.31%
AGCO Corp.(a)	4,307	218,193
Alamo Group Inc.	291	8,096
Albany International Corp. Class A	1,090	25,822
Astec Industries Inc.(a)	912	29,558
Babcock & Wilcox Co. (The)(a)	1,119	28,635
Briggs & Stratton Corp.	888	17,485
Cascade Corp.	419	19,810
CNH Global NV(a)	977	46,642
Cognex Corp.	396	11,650
Columbus McKinnon Corp.(a)	875	17,780
Deere & Co.	1,103	91,604
Flow International Corp.(a)	261	1,067
Flowserve Corp.	387	46,138
Gardner Denver Inc.	138	9,497
Gerber Scientific Inc.(a)	1,136	8,940
IDEX Corp.	661	25,858
Intermec Inc.(a)	899	11,381
Intevac Inc.(a)	654	9,163
Kadant Inc.(a)	435	10,253
NACCO Industries Inc. Class A	24	2,601
Robbins & Myers Inc.	1,236	44,224
Tecumseh Products Co. Class A(a)	875	11,419
Terex Corp.(a)	5,038	156,380
Twin Disc Inc.	356	10,630
Wabtec Corp.	1,866	98,693
Zebra Technologies Corp. Class A(a)	1,136	43,157

		1,004,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,317	44,488

		44,488
MANUFACTURING—3.55%
A.O. Smith Corp.	125	4,760
American Railcar Industries Inc.(a)	456	10,091
Ameron International Corp.	429	32,763
AptarGroup Inc.	3,146	149,655
AZZ Inc.	33	1,320
Barnes Group Inc.	303	6,263
Brink’s Co. (The)	343	9,220
Carlisle Companies Inc.	2,610	103,721
Ceradyne Inc.(a)	1,179	37,174
CLARCOR Inc.	157	6,734
Crane Co.	2,274	93,393
Danaher Corp.	1,825	86,085
Dover Corp.	3,172	185,403
Eaton Corp.	5,641	572,618
EnPro Industries Inc.(a)	562	23,357
ESCO Technologies Inc.	1,216	46,013
Federal Signal Corp.	2,924	20,059
FreightCar America Inc.	546	15,801
General Electric Co.	376,617	6,888,325
GP Strategies Corp.(a)	465	4,762
Griffon Corp.(a)	2,091	26,639
Harsco Corp.	3,436	97,308
Hexcel Corp.(a)	790	14,291
Ingersoll-Rand PLC	14,761	695,096
ITT Corp.	8,475	441,632
Leggett & Platt Inc.	2,791	63,523
Lydall Inc.(a)	769	6,190
Myers Industries Inc.	1,613	15,711
Parker Hannifin Corp.	5,246	452,730
Pentair Inc.	2,196	80,176
Smith & Wesson Holding Corp.(a)	120	449
SPX Corp.	1,863	133,186
Standex International Corp.	482	14,417
Teleflex Inc.	1,556	83,728
Textron Inc.	6,140	145,150
Tredegar Corp.	1,064	20,620
Trinity Industries Inc.	3,679	97,898
Tyco International Ltd.	20,025	829,836

		11,516,097
MEDIA—4.28%
A.H. Belo Corp. Class A(a)	807	7,021
Beasley Broadcast Group Inc. Class A(a)	30	180
Cablevision NY Group Class A	10,658	360,667
Cambium Learning Group Inc.(a)	74	255
CBS Corp. Class B NVS	27,255	519,208
Central European Media Enterprises Ltd. Class A(a)	1,733	35,267
CKX Inc.(a)	2,095	8,443
Comcast Corp. Class A	129,180	2,838,085
Courier Corp.	495	7,682
Crown Media Holdings Inc. Class A(a)(b)	419	1,098
Cumulus Media Inc. Class A(a)	769	3,314
Dex One Corp.(a)	2,161	16,121
Discovery Communications Inc. Series A(a)	3,532	147,284
DISH Network Corp. Class A(a)	9,264	182,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Dolan Co. (The)(a)	780	10,858
E.W. Scripps Co. (The) Class A(a)	1,443	14,646
Entercom Communications Corp.(a)	168	1,945
Fisher Communications Inc.(a)	317	6,911
Gannett Co. Inc.	11,025	166,367
Gray Television Inc.(a)(b)	2,184	4,084
John Wiley & Sons Inc. Class A	150	6,786
Journal Communications Inc. Class A(a)	1,744	8,807
Liberty Global Inc. Series A(a)(b)	10,925	386,526
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,393	212,266
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,375	157,890
Lin TV Corp. Class A(a)	1,265	6,705
LodgeNet Interactive Corp.(a)	762	3,239
McGraw-Hill Companies Inc. (The)	4,340	158,019
Media General Inc. Class A(a)	792	4,578
Mediacom Communications Corp. Class A(a)	1,825	15,439
Meredith Corp.	960	33,264
New York Times Co. (The) Class A(a)	6,248	61,230
News Corp. Class A NVS	82,950	1,207,752
Nexstar Broadcasting Group Inc.(a)	368	2,204
Outdoor Channel Holdings Inc.(a)	602	4,316
Playboy Enterprises Inc. Class B(a)	259	1,352
PRIMEDIA Inc.	625	2,625
Radio One Inc. Class D(a)	1,364	1,528
Scholastic Corp.	1,407	41,563
Sinclair Broadcast Group Inc. Class A	1,914	15,657
Thomson Reuters Corp.	11,675	435,127
Time Warner Cable Inc.	16,266	1,074,044
Time Warner Inc.	41,531	1,336,052
Viacom Inc. Class B NVS	22,373	886,195
Walt Disney Co. (The)	89,942	3,373,724
Washington Post Co. (The) Class B	258	113,391
World Wrestling Entertainment Inc.	159	2,264

		13,884,109
METAL FABRICATE & HARDWARE—0.11%
A.M. Castle & Co.(a)	793	14,599
Ampco-Pittsburgh Corp.	348	9,761
CIRCOR International Inc.	753	31,837
Commercial Metals Co.	5,295	87,844
Dynamic Materials Corp.	343	7,741
Haynes International Inc.	496	20,748
L.B. Foster Co. Class A(a)	482	19,733
Ladish Co. Inc.(a)	732	35,583
Lawson Products Inc.	201	5,003
Mueller Industries Inc.	1,518	49,639
Mueller Water Products Inc. Class A	472	1,968
Northwest Pipe Co.(a)	440	10,573
Timken Co. (The)	1,060	50,594
Worthington Industries Inc.	1,103	20,295

		365,918
MINING—0.48%
Alcoa Inc.	39,757	611,860
Brush Engineered Materials Inc.(a)	875	33,810
Century Aluminum Co.(a)	2,929	45,487
Coeur d’Alene Mines Corp.(a)(b)	3,823	104,444
Contango ORE Inc.(a)	17	179
Hecla Mining Co.(a)(b)	11,647	131,145
Horsehead Holding Corp.(a)	1,939	25,285
Kaiser Aluminum Corp.	710	35,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Molycorp Inc.(a)(b)	658	32,834
Royal Gold Inc.	2,083	113,794
RTI International Metals Inc.(a)	1,217	32,835
Thompson Creek Metals Co. Inc.(a)	6,777	99,758
U.S. Energy Corp.(a)	1,204	7,320
USEC Inc.(a)(b)	5,462	32,881
Vulcan Materials Co.(b)	5,906	261,990

		1,569,186
OFFICE & BUSINESS EQUIPMENT—0.25%
Pitney Bowes Inc.	2,746	66,398
Xerox Corp.	63,245	728,583

		794,981
OFFICE FURNISHINGS—0.01%
CompX International Inc.	12	138
Steelcase Inc. Class A	3,164	33,443

		33,581
OIL & GAS—9.38%
Abraxas Petroleum Corp.(a)	2,115	9,666
Alon USA Energy Inc.(b)	330	1,973
Anadarko Petroleum Corp.	22,708	1,729,441
Apache Corp.	17,531	2,090,221
Approach Resources Inc.(a)	579	13,375
Atlas Energy Inc.(a)	982	43,179
ATP Oil & Gas Corp.(a)(b)	2,041	34,166
Atwood Oceanics Inc.(a)	2,067	77,244
Berry Petroleum Co. Class A	2,373	103,700
Bill Barrett Corp.(a)	2,117	87,072
BPZ Resources Inc.(a)(b)	3,397	16,170
Cabot Oil & Gas Corp.	4,811	182,096
Cheniere Energy Inc.(a)(b)	2,011	11,101
Chesapeake Energy Corp.	29,853	773,491
Chevron Corp.	87,374	7,972,877
Clayton Williams Energy Inc.(a)	35	2,939
Cobalt International Energy Inc.(a)	3,375	41,209
Comstock Resources Inc.(a)	2,177	53,467
ConocoPhillips	42,168	2,871,641
Contango Oil & Gas Co.(a)	187	10,833
Continental Resources Inc.(a)	137	8,062
Crosstex Energy Inc.	1,836	16,267
CVR Energy Inc.(a)	1,381	20,964
Delek US Holdings Inc.	664	4,834
Delta Petroleum Corp.(a)	8,384	6,372
Denbury Resources Inc.(a)	18,468	352,554
Devon Energy Corp.	20,513	1,610,476
Diamond Offshore Drilling Inc.	2,153	143,971
Energy Partners Ltd.(a)	1,326	19,704
EQT Corp.	456	20,447
Exxon Mobil Corp.	18,948	1,385,478
Forest Oil Corp.(a)	1,863	70,738
Frontier Oil Corp.(a)	4,879	87,871
Gastar Exploration Ltd.(a)	1,978	8,505
GeoResources Inc.(a)	588	13,059
GMX Resources Inc.(a)(b)	1,402	7,739
Goodrich Petroleum Corp.(a)	1,151	20,304
Harvest Natural Resources Inc.(a)	1,517	18,462
Helmerich & Payne Inc.	4,345	210,646
Hess Corp.	13,685	1,047,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Holly Corp.	658	26,827
Kodiak Oil & Gas Corp.(a)	237	1,564
Marathon Oil Corp.	23,856	883,388
Miller Petroleum Inc.(a)	812	4,222
Murphy Oil Corp.	7,696	573,737
Nabors Industries Ltd.(a)	7,937	186,202
Newfield Exploration Co.(a)	6,055	436,626
Noble Energy Inc.	7,975	686,488
Oasis Petroleum Inc.(a)	1,122	30,429
Occidental Petroleum Corp.	29,725	2,916,022
Parker Drilling Co.(a)	5,432	24,824
Patterson-UTI Energy Inc.	7,100	153,005
Penn Virginia Corp.	2,112	35,524
PetroCorp Inc. Escrow(a)(d)	190	—
Petrohawk Energy Corp.(a)	4,042	73,766
Petroleum Development Corp.(a)	900	37,989
PetroQuest Energy Inc.(a)	2,005	15,098
Pioneer Drilling Co.(a)	2,473	21,787
Pioneer Natural Resources Co.	5,266	457,194
Plains Exploration & Production Co.(a)	6,468	207,882
Pride International Inc.(a)	4,897	161,601
QEP Resources Inc.	8,096	293,966
Quicksilver Resources Inc.(a)	5,103	75,218
RAM Energy Resources Inc.(a)	138	254
Resolute Energy Corp.(a)	1,588	23,439
Rex Energy Corp.(a)	1,230	16,789
Rosetta Resources Inc.(a)	953	35,871
Rowan Companies Inc.(a)	5,094	177,832
SandRidge Energy Inc.(a)	6,870	50,288
Seahawk Drilling Inc.(a)	483	4,323
SM Energy Co.	940	55,394
Stone Energy Corp.(a)	1,872	41,727
Sunoco Inc.	5,581	224,970
Swift Energy Co.(a)	1,757	68,787
Tesoro Corp.(a)	6,513	120,751
Unit Corp.(a)	1,864	86,639
VAALCO Energy Inc.(a)	2,108	15,093
Valero Energy Corp.	25,810	596,727
Vantage Drilling Co.(a)	5,643	11,455
Venoco Inc.(a)	693	12,786
W&T Offshore Inc.	1,500	26,805
Warren Resources Inc.(a)	2,699	12,199
Western Refining Inc.(a)	2,341	24,768
Whiting Petroleum Corp.(a)	2,501	293,092

		30,403,112
OIL & GAS SERVICES—1.49%
Allis-Chalmers Energy Inc.(a)	1,787	12,670
Baker Hughes Inc.	14,252	814,787
Basic Energy Services Inc.(a)	1,053	17,353
Cal Dive International Inc.(a)	4,327	24,534
Cameron International Corp.(a)	4,836	245,330
Complete Production Services Inc.(a)	3,582	105,848
Dawson Geophysical Co.(a)	353	11,261
Dresser-Rand Group Inc.(a)	364	15,503
Exterran Holdings Inc.(a)	2,613	62,581
Global Geophysical Services Inc.(a)	330	3,425
Global Industries Ltd.(a)	4,742	32,862
Gulf Island Fabrication Inc.	650	18,317
Helix Energy Solutions Group Inc.(a)	4,857	58,964
Hercules Offshore Inc.(a)	5,245	18,148
Hornbeck Offshore Services Inc.(a)	1,094	22,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Key Energy Services Inc.(a)	5,489	71,247
Matrix Service Co.(a)	1,011	12,314
National Oilwell Varco Inc.	19,222	1,292,679
Natural Gas Services Group Inc.(a)	550	10,401
Newpark Resources Inc.(a)	3,871	23,845
Oceaneering International Inc.(a)	2,547	187,536
Oil States International Inc.(a)	2,175	139,396
Schlumberger Ltd.	7,993	667,416
SEACOR Holdings Inc.	942	95,227
Superior Energy Services Inc.(a)	3,383	118,371
T-3 Energy Services Inc.(a)	598	23,818
Tesco Corp.(a)	1,384	21,978
Tetra Technologies Inc.(a)	3,099	36,785
Tidewater Inc.	2,402	129,324
Union Drilling Inc.(a)	655	4,768
Weatherford International Ltd.(a)	20,412	465,394
Willbros Group Inc.(a)	1,814	17,813
World Fuel Services Corp.	1,352	48,888

		4,831,626
PACKAGING & CONTAINERS—0.37%
AEP Industries Inc.(a)	110	2,854
Astronics Corp.(a)	44	924
Ball Corp.	3,369	229,260
Bemis Co. Inc.	5,051	164,966
Graham Packaging Co. Inc.(a)	723	9,428
Graphic Packaging Holding Co.(a)	5,136	19,979
Greif Inc. Class A	1,607	99,473
Owens-Illinois Inc.(a)	5,263	161,574
Packaging Corp. of America	4,759	122,973
Sealed Air Corp.	7,384	187,923
Silgan Holdings Inc.	1,273	45,586
Sonoco Products Co.	4,649	156,532

		1,201,472
PHARMACEUTICALS—5.56%
Abbott Laboratories	6,987	334,747
Alkermes Inc.(a)	3,155	38,743
BioScrip Inc.(a)	456	2,385
Bristol-Myers Squibb Co.	78,955	2,090,728
Caraco Pharmaceutical Laboratories Ltd.(a)	329	1,494
Cardinal Health Inc.	10,798	413,671
Cephalon Inc.(a)	3,471	214,230
Cornerstone Therapeutics Inc.(a)	340	1,969
Cypress Bioscience Inc.(a)	1,492	9,668
Eli Lilly and Co.	35,940	1,259,338
Emergent BioSolutions Inc.(a)	44	1,032
Endo Pharmaceuticals Holdings Inc.(a)	5,385	192,298
Forest Laboratories Inc.(a)	13,126	419,770
Furiex Pharmaceuticals Inc.(a)	39	564
Hi-Tech Pharmacal Co. Inc.(a)	52	1,297
Impax Laboratories Inc.(a)	298	5,993
Infinity Pharmaceuticals Inc.(a)	242	1,435
Jazz Pharmaceuticals Inc.(a)	20	394
King Pharmaceuticals Inc.(a)	11,269	158,329
Lannett Co. Inc.(a)	304	1,699
Mead Johnson Nutrition Co. Class A	8,149	507,275
Medicines Co. (The)(a)	1,087	15,359
Medicis Pharmaceutical Corp. Class A	2,777	74,396
Merck & Co. Inc.	143,220	5,161,649
Mylan Inc.(a)	3,167	66,919

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Nutraceutical International Corp.(a)	419	5,946
Omnicare Inc.	5,003	127,026
Par Pharmaceutical Companies Inc.(a)	1,632	62,848
Pfizer Inc.	370,486	6,487,210
PharMerica Corp.(a)	863	9,881
Progenics Pharmaceuticals Inc.(a)	343	1,873
Schiff Nutrition International Inc.	387	3,514
Sucampo Pharmaceuticals Inc.(a)	439	1,686
ViroPharma Inc.(a)	3,584	62,075
Watson Pharmaceuticals Inc.(a)	5,160	266,514

		18,003,955
PIPELINES—0.59%
El Paso Corp.	26,526	364,998
ONEOK Inc.	4,917	272,746
Questar Corp.	8,096	140,951
Spectra Energy Corp.	29,615	740,079
Williams Companies Inc. (The)	15,881	392,578

		1,911,352
REAL ESTATE—0.10%
Avatar Holdings Inc.(a)	404	8,007
Consolidated-Tomoka Land Co.	251	7,254
Forest City Enterprises Inc. Class A(a)(b)	5,877	98,087
Forestar Group Inc.(a)	1,674	32,308
Government Properties Income Trust	1,271	34,050
HFF Inc. Class A(a)	300	2,898
Hilltop Holdings Inc.(a)	1,863	18,481
Howard Hughes Corp. (The)(a)	209	11,374
Kennedy-Wilson Holdings Inc.(a)	44	440
Resource Capital Corp.	2,006	14,804
Retail Opportunity Investments Corp.	1,917	18,997
St. Joe Co. (The)(a)(b)	429	9,374
Starwood Property Trust Inc.	2,189	47,020
Terreno Realty Corp.(a)	397	7,118
Thomas Properties Group Inc.(a)	1,585	6,689
United Capital Corp.(a)	94	3,055

		319,956
REAL ESTATE INVESTMENT TRUSTS—3.95%
Acadia Realty Trust	1,470	26,813
Agree Realty Corp.	416	10,895
Alexander’s Inc.	35	14,430
Alexandria Real Estate Equities Inc.	2,520	184,615
AMB Property Corp.	7,060	223,873
American Campus Communities Inc.	2,987	94,867
American Capital Agency Corp.	2,328	66,907
Annaly Capital Management Inc.(b)	28,567	511,921
Anworth Mortgage Asset Corp.	5,528	38,696
Apartment Investment and Management Co. Class A	2,752	71,112
Apollo Commercial Real Estate Finance Inc.	629	10,284
Ashford Hospitality Trust Inc.(a)(b)	1,912	18,451
Associated Estates Realty Corp.	720	11,009
AvalonBay Communities Inc.	3,835	431,629
BioMed Realty Trust Inc.	6,034	112,534
Boston Properties Inc.	6,324	544,496
Brandywine Realty Trust	6,097	71,030
BRE Properties Inc. Class A	2,954	128,499
Camden Property Trust	3,050	164,639
Campus Crest Communities Inc.	1,264	17,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

CapLease Inc.	2,612	15,202
Capstead Mortgage Corp.	3,264	41,094
CBL & Associates Properties Inc.	6,402	112,035
Cedar Shopping Centers Inc.	2,496	15,700
Chatham Lodging Trust	389	6,710
Chesapeake Lodging Trust	439	8,258
Chimera Investment Corp.	46,528	191,230
Cogdell Spencer Inc.	1,964	11,391
Colonial Properties Trust	3,351	60,486
Colony Financial Inc.	666	13,333
CommonWealth REIT	3,325	84,821
CoreSite Realty Corp.	813	11,089
Corporate Office Properties Trust	3,087	107,891
Cousins Properties Inc.	4,169	34,769
CreXus Investment Corp.	613	8,030
Cypress Sharpridge Investments Inc.	2,303	29,732
DCT Industrial Trust Inc.	9,748	51,762
Developers Diversified Realty Corp.	9,235	130,121
DiamondRock Hospitality Co.(a)(b)	7,112	85,344
Digital Realty Trust Inc.(b)	191	9,844
Douglas Emmett Inc.	5,665	94,039
Duke Realty Corp.	11,588	144,386
DuPont Fabros Technology Inc.	1,183	25,162
Dynex Capital Inc.	602	6,574
EastGroup Properties Inc.	685	28,989
Education Realty Trust Inc.	2,675	20,785
Entertainment Properties Trust	2,156	99,715
Equity Lifestyle Properties Inc.	419	23,435
Equity One Inc.	1,475	26,815
Equity Residential	12,079	627,504
Essex Property Trust Inc.	853	97,430
Excel Trust Inc.	680	8,228
Extra Space Storage Inc.	4,050	70,470
Federal Realty Investment Trust(b)	1,143	89,074
FelCor Lodging Trust Inc.(a)	1,734	12,207
First Industrial Realty Trust Inc.(a)	2,896	25,369
First Potomac Realty Trust	2,301	38,703
Franklin Street Properties Corp.	3,221	45,899
General Growth Properties Inc.	3,362	52,044
Getty Realty Corp.	525	16,422
Gladstone Commercial Corp.	385	7,250
Glimcher Realty Trust	3,456	29,030
Hatteras Financial Corp.	2,119	64,142
HCP Inc.(b)	14,294	525,876
Health Care REIT Inc.	6,765	322,285
Healthcare Realty Trust Inc.	2,891	61,202
Hersha Hospitality Trust	5,582	36,841
Highwoods Properties Inc.(b)	3,224	102,684
Home Properties Inc.	1,088	60,373
Hospitality Properties Trust	5,716	131,697
Host Hotels & Resorts Inc.(b)	29,974	535,635
Hudson Pacific Properties Inc.	614	9,241
Inland Real Estate Corp.	3,417	30,070
Invesco Mortgage Capital Inc.	1,838	40,142
Investors Real Estate Trust	3,452	30,964
iStar Financial Inc.(a)	4,295	33,587
Kilroy Realty Corp.	2,505	91,357
Kimco Realty Corp.	18,764	338,503
Kite Realty Group Trust	2,471	13,368
LaSalle Hotel Properties	3,237	85,457
Lexington Realty Trust(b)	4,517	35,910
Liberty Property Trust(b)	5,240	167,261
LTC Properties Inc.	916	25,721
Macerich Co. (The)	6,002	284,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Mack-Cali Realty Corp.	3,674	121,462
Medical Properties Trust Inc.	5,169	55,980
MFA Financial Inc.	12,984	105,949
Mid-America Apartment Communities Inc.	540	34,285
Mission West Properties Inc.	863	5,773
Monmouth Real Estate Investment Corp. Class A	1,206	10,251
MPG Office Trust Inc.(a)	2,167	5,959
National Health Investors Inc.(b)	650	29,263
National Retail Properties Inc.	3,841	101,786
Nationwide Health Properties Inc.	5,833	212,205
Newcastle Investment Corp.(a)	2,814	18,854
NorthStar Realty Finance Corp.	3,430	16,293
Omega Healthcare Investors Inc.	3,477	78,024
One Liberty Properties Inc.	380	6,346
Parkway Properties Inc.	1,016	17,800
Pebblebrook Hotel Trust	1,578	32,065
Pennsylvania Real Estate Investment Trust(b)	2,547	37,008
Piedmont Office Realty Trust Inc. Class A	2,407	48,477
Post Properties Inc.(b)	2,256	81,893
ProLogis	24,621	355,527
PS Business Parks Inc.	687	38,280
Public Storage	600	60,852
RAIT Financial Trust(a)(b)	3,599	7,882
Ramco-Gershenson Properties Trust(b)	1,782	22,186
Realty Income Corp.	5,454	186,527
Redwood Trust Inc.	3,591	53,614
Regency Centers Corp.	3,787	159,963
Sabra Healthcare REIT Inc.	1,120	20,608
Saul Centers Inc.	95	4,498
Senior Housing Properties Trust	6,549	143,685
Simon Property Group Inc.	4,161	413,978
SL Green Realty Corp.	3,611	243,779
Sovran Self Storage Inc.	1,282	47,190
Strategic Hotels & Resorts Inc.(a)	4,945	26,159
Sun Communities Inc.	875	29,146
Sunstone Hotel Investors Inc.(a)	5,445	56,247
Tanger Factory Outlet Centers Inc.	801	41,003
Taubman Centers Inc.	2,530	127,714
Two Harbors Investment Corp.	1,185	11,601
U-Store-It Trust	4,318	41,151
UDR Inc.(b)	7,813	183,762
UMH Properties Inc.	440	4,488
Universal Health Realty Income Trust	261	9,534
Urstadt Biddle Properties Inc. Class A	894	17,388
Ventas Inc.(b)	5,283	277,252
Vornado Realty Trust(b)	6,690	557,478
Walter Investment Management Corp.	1,179	21,151
Washington Real Estate Investment Trust	2,114	65,513
Weingarten Realty Investors	5,547	131,797
Winthrop Realty Trust	850	10,872

		12,789,922
RETAIL—2.35%
99 Cents Only Stores(a)	294	4,686
Abercrombie & Fitch Co. Class A	969	55,843
AFC Enterprises Inc.(a)	249	3,461
America’s Car-Mart Inc.(a)	221	5,985
American Eagle Outfitters Inc.	6,579	96,251
Ascena Retail Group Inc.(a)	177	4,676
AutoNation Inc.(a)	1,969	55,526
Barnes & Noble Inc.(b)	1,774	25,102
Bebe Stores Inc.	1,200	7,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Big 5 Sporting Goods Corp.	47	718
Biglari Holdings Inc.(a)	59	24,202
BJ’s Wholesale Club Inc.(a)	2,277	109,068
Bob Evans Farms Inc.	1,418	46,737
Bon-Ton Stores Inc. (The)(a)	339	4,292
Books-A-Million Inc.(b)	309	1,792
Borders Group Inc.(a)(b)	2,492	2,243
Brinker International Inc.	600	12,528
Brown Shoe Co. Inc.	651	9,068
Buckle Inc. (The)	69	2,606
Build-A-Bear Workshop Inc.(a)	832	6,356
Cabela’s Inc.(a)(b)	1,853	40,303
Casey’s General Stores Inc.	1,074	45,656
Cash America International Inc.	927	34,234
Casual Male Retail Group Inc.(a)	172	815
Charming Shoppes Inc.(a)	5,311	18,854
Children’s Place Retail Stores Inc. (The)(a)	121	6,006
Christopher & Banks Corp.	768	4,723
Collective Brands Inc.(a)	961	20,277
Conn’s Inc.(a)(b)	420	1,966
Cracker Barrel Old Country Store Inc.	84	4,601
CVS Caremark Corp.	55,540	1,931,126
Dillard’s Inc. Class A(b)	1,867	70,834
Domino’s Pizza Inc.(a)	1,100	17,545
EZCORP Inc.(a)	147	3,988
Finish Line Inc. (The) Class A	1,636	28,123
Foot Locker Inc.	7,226	141,774
Fred’s Inc. Class A	1,802	24,796
GameStop Corp. Class A(a)(b)	7,055	161,418
Gap Inc. (The)	2,161	47,845
Genesco Inc.(a)	1,010	37,865
Group 1 Automotive Inc.	895	37,375
Haverty Furniture Companies Inc.	723	9,385
Hot Topic Inc.	1,165	7,305
J.C. Penney Co. Inc.	7,383	238,545
Jack in the Box Inc.(a)	179	3,782
Kenneth Cole Productions Inc. Class A(a)	267	3,335
Kohl’s Corp.(a)	3,687	200,352
Lithia Motors Inc. Class A	939	13,418
Lowe’s Companies Inc.	15,575	390,621
Macy’s Inc.	17,267	436,855
MarineMax Inc.(a)	999	9,341
McCormick & Schmick’s Seafood Restaurants Inc.(a)	445	4,045
Men’s Wearhouse Inc. (The)	2,424	60,551
Movado Group Inc.(a)	743	11,992
New York & Co. Inc.(a)	1,027	4,539
O’Charley’s Inc.(a)	875	6,300
Office Depot Inc.(a)	11,413	61,630
OfficeMax Inc.(a)	2,489	44,055
Pacific Sunwear of California Inc.(a)(b)	3,022	16,379
Pantry Inc. (The)(a)	958	19,026
Papa John’s International Inc.(a)	219	6,066
PC Connection Inc.(a)	419	3,712
Penske Automotive Group Inc.(a)	1,257	21,897
Pep Boys - Manny, Moe & Jack (The)	2,406	32,313
RadioShack Corp.	5,250	97,072
Red Robin Gourmet Burgers Inc.(a)	714	15,330
Regis Corp.	2,671	44,339
REX American Resources Corp.(a)	349	5,361
Rite Aid Corp.(a)	24,077	21,265
Ruby Tuesday Inc.(a)	3,010	39,311
Rush Enterprises Inc. Class A(a)	1,463	29,904
Saks Inc.(a)	6,236	66,725
Sally Beauty Holdings Inc.(a)	444	6,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

School Specialty Inc.(a)	574	7,996
Sears Holdings Corp.(a)(b)	2,099	154,801
Select Comfort Corp.(a)	361	3,296
Shoe Carnival Inc.(a)	359	9,693
Signet Jewelers Ltd.(a)	3,962	171,951
Sonic Automotive Inc.	1,532	20,284
Stage Stores Inc.	1,812	31,420
Stein Mart Inc.	718	6,641
Susser Holdings Corp.(a)	316	4,377
Systemax Inc.(a)	102	1,438
Talbots Inc. (The)(a)(b)	428	3,647
Titan Machinery Inc.(a)	402	7,759
Tuesday Morning Corp.(a)	1,424	7,519
Vera Bradley Inc.(a)	173	5,709
Wal-Mart Stores Inc.	35,228	1,899,846
Walgreen Co.	3,752	146,178
Wendy’s/Arby’s Group Inc. Class A	9,329	43,100
West Marine Inc.(a)	655	6,930
Wet Seal Inc. Class A(a)	1,227	4,540

		7,626,743
SAVINGS & LOANS—0.53%
Abington Bancorp Inc.	996	11,882
Astoria Financial Corp.	4,009	55,765
BankFinancial Corp.	916	8,931
Beneficial Mutual Bancorp Inc.(a)	1,588	14,022
Berkshire Hills Bancorp Inc.	642	14,188
BofI Holding Inc.(a)	315	4,886
Brookline Bancorp Inc.	2,710	29,403
Capitol Federal Financial Inc.(b)	1,937	23,070
Clifton Savings Bancorp Inc.	443	4,789
Danvers Bancorp Inc.	888	15,691
Dime Community Bancshares Inc.	1,221	17,814
ESB Financial Corp.	406	6,593
ESSA Bancorp Inc.	677	8,950
First Financial Holdings Inc.	750	8,633
First Niagara Financial Group Inc.	9,683	135,368
Flagstar Bancorp Inc.(a)	2,127	3,467
Flushing Financial Corp.	1,463	20,482
Fox Chase Bancorp Inc.(a)	275	3,259
Heritage Financial Group Inc.	65	807
Home Bancorp Inc.(a)	371	5,127
Home Federal Bancorp Inc.	759	9,313
Hudson City Bancorp Inc.	19,983	254,583
Investors Bancorp Inc.(a)	1,939	25,440
Kaiser Federal Financial Group Inc.	137	1,586
Kearny Financial Corp.	728	6,261
Meridian Interstate Bancorp Inc.(a)	444	5,235
NASB Financial Inc.	180	3,017
New York Community Bancorp Inc.	20,127	379,394
NewAlliance Bancshares Inc.	4,920	73,702
Northwest Bancshares Inc.	5,103	60,011
OceanFirst Financial Corp.	694	8,932
Oritani Financial Corp.	1,765	21,604
People’s United Financial Inc.	17,191	240,846
Provident Financial Services Inc.	2,791	42,228
Provident New York Bancorp	1,781	18,683
Rockville Financial Inc.	400	4,888
Roma Financial Corp.	359	3,805
Territorial Bancorp Inc.	558	11,110
TFS Financial Corp.	3,680	33,194
United Financial Bancorp Inc.	761	11,620

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

ViewPoint Financial Group	405	4,734
Washington Federal Inc.	5,212	88,187
Waterstone Financial Inc.(a)(b)	409	1,329
Westfield Financial Inc.	1,402	12,969
WSFS Financial Corp.	234	11,101

		1,726,899
SEMICONDUCTORS—1.41%
Advanced Analogic Technologies Inc.(a)	1,533	6,147
Advanced Micro Devices Inc.(a)	17,108	139,943
Alpha & Omega Semiconductor Ltd.(a)	200	2,566
ANADIGICS Inc.(a)	763	5,288
Atmel Corp.(a)	2,291	28,225
ATMI Inc.(a)	1,360	27,118
Axcelis Technologies Inc.(a)	4,303	14,888
AXT Inc.(a)	804	8,394
Brooks Automation Inc.(a)	1,274	11,555
Cabot Microelectronics Corp.(a)	855	35,440
CEVA Inc.(a)	87	1,784
Cohu Inc.	901	14,939
DSP Group Inc.(a)	1,110	9,035
Emulex Corp.(a)	3,733	43,527
Entegris Inc.(a)	4,214	31,479
Exar Corp.(a)	1,522	10,624
Fairchild Semiconductor International Inc.(a)	5,829	90,991
FormFactor Inc.(a)	2,297	20,397
GSI Technology Inc.(a)	303	2,454
Ikanos Communications Inc.(a)(b)	1,127	1,510
Integrated Device Technology Inc.(a)	2,934	19,540
Integrated Silicon Solution Inc.(a)	107	859
Intel Corp.	80,709	1,697,310
International Rectifier Corp.(a)	3,258	96,730
Intersil Corp. Class A	3,750	57,262
IXYS Corp.(a)	392	4,555
KLA-Tencor Corp.	7,432	287,172
Kopin Corp.(a)	1,873	7,792
LSI Corp.(a)	28,524	170,859
MEMC Electronic Materials Inc.(a)	6,114	68,844
Micron Technology Inc.(a)	39,527	317,007
Microsemi Corp.(a)	2,369	54,250
MKS Instruments Inc.(a)	1,363	33,380
National Semiconductor Corp.	990	13,622
Novellus Systems Inc.(a)	510	16,483
OmniVision Technologies Inc.(a)	579	17,144
Pericom Semiconductor Corp.(a)	1,064	11,683
Photronics Inc.(a)	2,434	14,385
PMC-Sierra Inc.(a)	10,071	86,510
Richardson Electronics Ltd.	463	5,412
Rudolph Technologies Inc.(a)	120	988
Silicon Image Inc.(a)	918	6,747
Standard Microsystems Corp.(a)	726	20,931
Tessera Technologies Inc.(a)	969	21,463
Texas Instruments Inc.	30,674	996,905
Ultratech Inc.(a)	203	4,036
Zoran Corp.(a)	2,117	18,630

		4,556,803
SOFTWARE—1.43%
Accelrys Inc.(a)	1,170	9,711
Activision Blizzard Inc.	17,460	217,202
American Reprographics Co.(a)	1,441	10,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Avid Technology Inc.(a)(b)	1,331	23,239
Broadridge Financial Solutions Inc.	572	12,544
CA Inc.	3,359	82,094
CDC Corp. Class A(a)	1,470	5,160
Compuware Corp.(a)	4,557	53,180
CSG Systems International Inc.(a)	830	15,720
Deltek Inc.(a)	92	668
Digi International Inc.(a)	947	10,512
DynaVox Inc.(a)	373	1,913
Electronic Arts Inc.(a)	903	14,791
Emdeon Inc. Class A(a)	131	1,774
Epicor Software Corp.(a)	901	9,100
EPIQ Systems Inc.	1,396	19,167
Fair Isaac Corp.	1,759	41,108
FalconStor Software Inc.(a)	695	2,328
Fidelity National Information Services Inc.	12,187	333,802
Fiserv Inc.(a)	2,345	137,323
Global Defense Technology & Systems Inc.(a)	125	2,108
JDA Software Group Inc.(a)	1,565	43,820
ManTech International Corp. Class A(a)	94	3,885
Microsoft Corp.	116,428	3,250,670
MoneyGram International Inc.(a)	513	1,390
Novell Inc.(a)	16,075	95,164
Quest Software Inc.(a)	270	7,490
RealPage Inc.(a)	301	9,310
Schawk Inc.	89	1,832
SeaChange International Inc.(a)	710	6,071
Smith Micro Software Inc.(a)	156	2,455
SYNNEX Corp.(a)	1,029	32,105
Take-Two Interactive Software Inc.(a)	2,985	36,536
THQ Inc.(a)	1,179	7,145
Total System Services Inc.	7,597	116,842
Trident Microsystems Inc.(a)	3,177	5,655

		4,624,751
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,672	32,922

		32,922
TELECOMMUNICATIONS—5.87%
Amdocs Ltd.(a)	6,432	176,687
Anaren Inc.(a)	593	12,364
Anixter International Inc.	653	39,004
Applied Signal Technology Inc.	317	12,011
ARRIS Group Inc.(a)	4,721	52,970
AT&T Inc.	271,419	7,974,290
Atlantic Tele-Network Inc.	32	1,227
Aviat Networks Inc.(a)	2,833	14,363
BigBand Networks Inc.(a)	1,181	3,307
Black Box Corp.	820	31,398
Calix Inc.(a)	31	524
CenturyLink Inc.	13,709	632,945
Cincinnati Bell Inc.(a)	6,750	18,900
Clearwire Corp. Class A(a)(b)	1,630	8,394
CommScope Inc.(a)	4,374	136,556
Comtech Telecommunications Corp.	830	23,016
Consolidated Communications Holdings Inc.	276	5,327
Corning Inc.	62,668	1,210,746
CPI International Inc.(a)	307	5,940
EchoStar Corp. Class A(a)	1,727	43,123
EMS Technologies Inc.(a)	659	13,035

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

Extreme Networks Inc.(a)	3,282	10,141
FiberTower Corp.(a)(b)	2,080	9,277
Frontier Communications Corp.	28,143	273,831
General Communication Inc. Class A(a)	1,567	19,838
Global Crossing Ltd.(a)	534	6,899
Globalstar Inc.(a)	3,131	4,540
Globecomm Systems Inc.(a)	915	9,150
Harmonic Inc.(a)	3,525	30,209
Hughes Communications Inc.(a)	149	6,026
ICO Global Communications (Holdings) Ltd.(a)(b)	1,589	2,383
IDT Corp. Class B	640	16,416
Infinera Corp.(a)	285	2,944
Iridium Communications Inc.(a)	1,559	12,862
Knology Inc.(a)	143	2,235
Leap Wireless International Inc.(a)	2,808	34,426
Level 3 Communications Inc.(a)	47,243	46,298
MasTec Inc.(a)	2,434	35,512
MetroPCS Communications Inc.(a)	6,047	76,374
Motorola Inc.(a)	106,317	964,295
Newport Corp.(a)	1,206	20,948
NII Holdings Inc.(a)	1,635	73,019
Novatel Wireless Inc.(a)	1,270	12,128
Oplink Communications Inc.(a)	582	10,750
Opnext Inc.(a)	1,916	3,372
PAETEC Holding Corp.(a)	1,799	6,728
Powerwave Technologies Inc.(a)(b)	6,326	16,068
Preformed Line Products Co.	87	5,092
Premiere Global Services Inc.(a)	2,752	18,714
Qwest Communications International Inc.	79,138	602,240
Shenandoah Telecommunications Co.	50	937
Sonus Networks Inc.(a)	1,792	4,785
Sprint Nextel Corp.(a)	135,328	572,437
Sycamore Networks Inc.	908	18,696
Symmetricom Inc.(a)	2,082	14,761
Tekelec(a)	2,729	32,502
Telephone and Data Systems Inc.	3,915	143,093
Tellabs Inc.	17,847	121,003
TESSCO Technologies Inc.	88	1,404
United States Cellular Corp.(a)	723	36,107
USA Mobility Inc.	422	7,499
UTStarcom Inc.(a)	5,327	10,974
Verizon Communications Inc.	129,823	4,645,067
ViaSat Inc.(a)	970	43,078
Virgin Media Inc.	15,331	417,616
Vonage Holdings Corp.(a)	2,786	6,241
Windstream Corp.	13,051	181,931

		19,006,973
TEXTILES—0.11%
Cintas Corp.	6,132	171,451
G&K Services Inc. Class A	852	26,335
Mohawk Industries Inc.(a)	2,284	129,640
UniFirst Corp.	647	35,617

		363,043
TOYS, GAMES & HOBBIES—0.07%
JAKKS Pacific Inc.(a)	1,310	23,868
LeapFrog Enterprises Inc.(a)	325	1,804
Mattel Inc.	7,073	179,866
RC2 Corp.(a)	928	20,203

		225,741

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

TRANSPORTATION—1.77%
Air Transport Services Group Inc.(a)	2,471	19,521
Alexander & Baldwin Inc.	1,909	76,417
Arkansas Best Corp.	1,179	32,328
Atlas Air Worldwide Holdings Inc.(a)	1,189	66,382
Baltic Trading Ltd.	741	7,566
Bristow Group Inc.(a)	1,670	79,074
CAI International Inc.(a)	313	6,135
Celadon Group Inc.(a)	350	5,176
Con-way Inc.	2,283	83,489
CSX Corp.	17,861	1,153,999
DHT Maritime Inc.	2,319	10,783
Dynamex Inc.(a)	248	6,140
Eagle Bulk Shipping Inc.(a)(b)	2,853	14,208
Excel Maritime Carriers Ltd.(a)	1,809	10,185
FedEx Corp.	5,039	468,677
Frontline Ltd.(b)	428	10,858
Genco Shipping & Trading Ltd.(a)(b)	1,210	17,424
General Maritime Corp.	3,627	11,788
Golar LNG Ltd.	1,559	23,401
GulfMark Offshore Inc. Class A(a)	1,070	32,528
Horizon Lines Inc. Class A(b)	1,369	5,983
International Shipholding Corp.	270	6,858
Kansas City Southern Industries Inc.(a)	1,952	93,423
Kirby Corp.(a)	2,330	102,636
Knightsbridge Tankers Ltd.(b)	1,236	27,526
Marten Transport Ltd.	593	12,678
Nordic American Tanker Shipping Ltd.(b)	2,175	56,593
Norfolk Southern Corp.	16,974	1,066,307
Old Dominion Freight Line Inc.(a)	196	6,270
Overseas Shipholding Group Inc.	1,187	42,044
P.A.M. Transportation Services Inc.(a)	201	2,255
Patriot Transportation Holding Inc.(a)	60	5,578
PHI Inc.(a)	601	11,323
Quality Distribution Inc.(a)	267	2,427
RailAmerica Inc.(a)	1,052	13,623
Roadrunner Transportation Systems Inc.(a)	184	2,661
Ryder System Inc.	1,161	61,115
Saia Inc.(a)	723	11,995
Scorpio Tankers Inc.(a)	102	1,031
Ship Finance International Ltd.	2,058	44,288
Teekay Corp.	1,952	64,572
Teekay Tankers Ltd. Class A	1,237	15,265
Ultrapetrol (Bahamas) Ltd.(a)	1,081	6,951
Union Pacific Corp.	20,331	1,883,870
Universal Truckload Services Inc.(a)	289	4,601
USA Truck Inc.(a)	352	4,657
UTi Worldwide Inc.	748	15,858
Werner Enterprises Inc.	1,711	38,669

		5,747,136
TRUCKING & LEASING—0.05%
Aircastle Ltd.	2,333	24,380
AMERCO(a)	401	38,512
GATX Corp.	1,542	54,402
Greenbrier Companies Inc. (The)(a)	875	18,366
TAL International Group Inc.	590	18,213

		153,873

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

WATER—0.16%
American States Water Co.	868	29,920
American Water Works Co. Inc.	8,067	204,014
Aqua America Inc.	6,347	142,681
Artesian Resources Corp. Class A	282	5,344
California Water Service Group	906	33,767
Connecticut Water Service Inc.	408	11,375
Consolidated Water Co. Ltd.	658	6,034
Middlesex Water Co.	647	11,872
PICO Holdings Inc.(a)	1,038	33,008
SJW Corp.	610	16,147
York Water Co. (The)	571	9,873

		504,035

TOTAL COMMON STOCKS
(Cost: $378,174,757)		323,244,489

Security	Shares or Principal	Value

CORPORATE NOTES—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
GAMCO Investors Inc.
0.00%, 12/31/15(d)	409	409

		409

TOTAL CORPORATE NOTES
(Cost: $409)		409

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.59%

MONEY MARKET FUNDS—1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	4,180,179	4,180,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	607,535	607,535
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	373,413	373,413

		5,161,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,161,127)		5,161,127

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $383,336,293)		328,406,025
Other Assets, Less Liabilities—(1.35)%		(4,360,441)

NET ASSETS—100.00%		$324,045,584

NVS - Non -Voting Shares

(a)	Non - income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

December 31, 2010

(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.25%
APAC Customer Services Inc.(a)	65,631	$398,380
Gaiam Inc. Class A	33,458	257,627
Marchex Inc. Class B	39,823	379,911
Valuevision Media Inc. Class A(a)	46,028	281,231

		1,317,149
AEROSPACE & DEFENSE—0.51%
CPI Aerostructures Inc.(a)	12,982	182,657
Ducommun Inc.	21,904	477,069
GenCorp Inc.(a)	113,200	585,244
Herley Industries Inc.(a)	29,121	504,376
Innovative Solutions and Support Inc.(a)	30,633	173,689
Kratos Defense & Security Solutions Inc.(a)	38,476	506,729
LMI Aerospace Inc.(a)	18,235	291,577

		2,721,341
AGRICULTURE—0.26%
Alico Inc.	8,761	208,862
Cadiz Inc.(a)(b)	26,435	328,851
Griffin Land & Nurseries Inc.	2,767	89,596
Limoneira Co.(b)	16,214	465,342
MGP Ingredients Inc.	24,876	274,631

		1,367,282
AIRLINES—0.33%
Hawaiian Holdings Inc.(a)	100,729	789,715
Pinnacle Airlines Corp.(a)	37,566	296,772
Republic Airways Holdings Inc.(a)(b)	93,829	686,828

		1,773,315
APPAREL—0.69%
American Apparel Inc.(a)	68,005	112,888
Cherokee Inc.	17,763	334,122
Delta Apparel Inc.(a)	14,614	197,289
Ever-Glory International Group Inc.(a)	3,225	6,805
Heelys Inc.(a)(b)	36,290	110,322
Joe’s Jeans Inc.(a)(b)	93,591	146,002
Lacrosse Footwear Inc.	11,902	195,193
Oxford Industries Inc.	25,871	662,556
Perry Ellis International Inc.(a)	20,037	550,416
R.G. Barry Corp.	21,695	241,249
Rocky Brands Inc.(a)	16,109	161,734
Tandy Leather Factory Inc.(b)	19,594	91,308
Unifi Inc.(a)	27,681	468,639
Weyco Group Inc.	15,207	372,420

		3,650,943
AUTO MANUFACTURERS—0.45%
Force Protection Inc.(a)	140,079	771,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Wabash National Corp.(a)	135,327	1,603,625

		2,375,460
AUTO PARTS & EQUIPMENT—1.44%
Amerigon Inc. Class A(a)	44,097	479,775
Commercial Vehicle Group Inc.(a)	49,271	800,654
Dorman Products Inc.(a)	23,313	844,863
Douglas Dynamics Inc.	22,398	339,330
Exide Technologies Inc.(a)	149,829	1,409,891
Fuel Systems Solutions Inc.(a)	32,547	956,231
Miller Industries Inc.	23,362	332,441
Motorcar Parts of America Inc.(a)	23,539	306,949
Spartan Motors Inc.	69,444	422,914
Standard Motor Products Inc.	40,404	553,535
Superior Industries International Inc.	47,020	997,764
Tower International Inc.(a)(b)	13,234	234,109

		7,678,456
BANKS—8.29%
1st United Bancorp Inc.(a)	50,912	351,802
Alliance Financial Corp.	13,443	434,881
American National Bankshares Inc.	13,819	325,437
Ameris Bancorp(a)	50,290	530,057
AmeriServ Financial Inc.(a)	103,521	163,563
Ames National Corp.	18,662	404,406
Arrow Financial Corp.	21,414	589,099
Bancorp Inc. (The)(a)	48,300	491,211
Bancorp Rhode Island Inc.	8,917	259,396
BancTrust Financial Group Inc.(a)(b)	46,031	122,903
Bank Mutual Corp.	99,832	477,197
Bank of Commerce Holdings	41,081	174,594
Bank of Marin Bancorp	13,158	460,530
Banner Corp.	221,258	513,319
Berkshire Bancorp Inc.(a)	8,758	47,644
Boston Private Financial Holdings Inc.	150,631	986,633
Bridge Bancorp Inc.	15,802	389,519
Bridge Capital Holdings(a)	21,754	189,260
Bryn Mawr Bank Corp.	23,722	413,949
Camden National Corp.	16,626	602,360
Capital City Bank Group Inc.(b)	26,822	337,957
Capitol Bancorp Ltd.(a)(b)	47,538	24,648
Cardinal Financial Corp.	61,002	709,453
Center Bancorp Inc.	34,536	280,087
Center Financial Corp.(a)	74,680	566,074
CenterState Banks Inc.	53,375	422,730
Central Pacific Financial Corp.(a)(b)	71,387	109,222
Century Bancorp Inc. Class A	7,515	201,327
Citizens & Northern Corp.	27,124	403,063
Citizens Holding Co.(b)	2,543	53,505
Citizens Republic Bancorp Inc.(a)	786,793	483,878
CNB Financial Corp.	28,371	420,174
CoBiz Financial Inc.	70,459	428,391
Eagle Bancorp Inc.(a)	36,065	520,418
Eastern Virginia Bankshares Inc.	1,498	5,752
Encore Bancshares Inc.(a)	21,948	225,186
Enterprise Financial Services Corp.	34,866	364,698
Farmers Capital Bank Corp.(a)	18,939	92,422
Fidelity Southern Corp.(a)	16,365	114,228
Financial Institutions Inc.	23,282	441,660
First Bancorp (North Carolina)	32,847	502,888
First BanCorp (Puerto Rico)(a)(b)	631,505	290,492
First Bancorp Inc. (Maine)	23,713	374,428
First Busey Corp.	110,130	517,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

First California Financial Group Inc.(a)(b)	51,204	143,371
First Community Bancshares Inc.	34,448	514,653
First Merchants Corp.	55,552	492,191
First of Long Island Corp. (The)	18,547	536,194
First Security Group Inc.(a)	46,366	42,193
First South Bancorp Inc.	20,278	131,199
Firstbank Corp.	11,469	67,208
German American Bancorp Inc.	27,086	498,789
Great Southern Bancorp Inc.(b)	21,996	518,886
Green Bankshares Inc.(a)(b)	28,108	89,946
Guaranty Bancorp(a)	119,298	168,210
Hampton Roads Bankshares Inc.(a)(b)	29,089	15,126
Hanmi Financial Corp.(a)	211,265	242,955
Heartland Financial USA Inc.	28,457	496,859
Heritage Commerce Corp.(a)(b)	28,188	126,564
Heritage Financial Corp.(a)	19,742	274,809
Hudson Valley Holding Corp.	26,804	663,667
Intervest Bancshares Corp.(a)	25,431	74,767
Lakeland Bancorp Inc.	43,805	480,541
Lakeland Financial Corp.	35,016	751,443
LNB Bancorp Inc.	35,723	174,328
Macatawa Bank Corp.(a)(b)	17,484	72,034
MainSource Financial Group Inc.	44,268	460,830
MBT Financial Corp.(a)	46,843	83,381
Mercantile Bank Corp.(b)	21,647	175,557
Merchants Bancshares Inc.	13,967	384,930
Metro Bancorp Inc.(a)	30,160	332,062
MidSouth Bancorp Inc.	18,963	291,272
MidWestOne Financial Group Inc.	5,360	80,990
Monroe Bancorp	63	905
Nara Bancorp Inc.(a)	76,124	747,538
National Bankshares Inc.(b)	17,542	552,398
NewBridge Bancorp(a)	40,930	190,734
Northrim BanCorp Inc.	18,677	360,840
Old Second Bancorp Inc.(b)	36,145	58,193
OmniAmerican Bancorp Inc.(a)	29,997	406,459
Oriental Financial Group Inc.	90,968	1,136,190
Orrstown Financial Services Inc.	15,260	418,277
Pacific Capital Bancorp(a)(b)	14,595	412,455
Pacific Continental Corp.	42,136	423,888
Pacific Mercantile Bancorp(a)(b)	29,835	110,688
Peapack-Gladstone Financial Corp.	21,702	283,211
Peoples Bancorp Inc.	24,143	377,838
Peoples Financial Corp.	4,439	66,629
Pinnacle Financial Partners Inc.(a)	67,103	911,259
Preferred Bank(a)	39,678	69,833
QCR Holdings Inc.	6,462	46,526
Renasant Corp.	51,942	878,339
Riverview Bancorp Inc.(a)	34,672	93,961
S.Y. Bancorp Inc.	26,700	655,485
Sandy Spring Bancorp Inc.	48,619	896,048
SCBT Financial Corp.	27,837	911,662
Seacoast Banking Corp. of Florida(a)(b)	165,287	241,319
Shore Bancshares Inc.	20,412	215,142
Sierra Bancorp	25,549	274,141
Southern Community Financial Corp.(a)	53,485	58,833
Southside Bancshares Inc.	36,604	771,246
Southwest Bancorp Inc.(a)	39,894	494,686
State Bancorp Inc.	40,599	375,541
Stellar One Corp.	47,953	697,237
Sterling Bancorp	56,787	594,560
Suffolk Bancorp	21,730	536,296
Sun Bancorp Inc. (New Jersey)(a)	33,091	153,542
Superior Bancorp(a)(b)	35,338	20,249
Taylor Capital Group Inc.(a)(b)	22,766	299,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Tower Bancorp Inc.	19,767	435,665
TriCo Bancshares	29,951	483,709
Union First Market Bankshares Corp.	36,688	542,249
United Security Bancshares(a)(b)	19,591	73,662
United Security Bancshares Inc.	16,646	186,102
United Western Bancorp Inc.(a)	89,081	25,842
Univest Corp. of Pennsylvania	35,122	673,289
Virginia Commerce Bancorp Inc.(a)	49,952	308,703
Washington Banking Co.	32,723	448,632
Washington Trust Bancorp Inc.	31,558	690,489
West Bancorporation Inc.	38,143	297,134
West Coast Bancorp(a)	169,994	479,383
Wilber Corp. (The)	17,369	175,427
Wilshire Bancorp Inc.	42,046	320,390
Yadkin Valley Financial Corp.(a)(b)	39,641	71,750

		44,156,954
BEVERAGES—0.32%
Craft Brewers Alliance Inc.(a)(b)	19,573	144,840
Farmer Bros. Co.	14,885	264,953
Peet’s Coffee & Tea Inc.(a)	23,144	966,031
Primo Water Corp.(a)(b)	21,530	305,941

		1,681,765
BIOTECHNOLOGY—3.76%
Aastrom Biosciences Inc.(a)(b)	64,142	164,204
ADVENTRX Pharmaceuticals Inc.(a)(b)	34,791	90,805
Antigenics Inc.(a)(b)	188,625	188,625
Arena Pharmaceuticals Inc.(a)(b)	232,639	400,139
ARIAD Pharmaceuticals Inc.(a)	254,372	1,297,297
ArQule Inc.(a)	82,632	485,050
AspenBio Pharma Inc.(a)(b)	98,782	59,605
Athersys Inc.(a)	24,483	60,473
AVEO Pharmaceuticals Inc.(a)	21,950	320,909
BioCryst Pharmaceuticals Inc.(a)(b)	56,722	293,253
BioMimetic Therapeutics Inc.(a)	37,340	474,218
BioSante Pharmaceuticals Inc.(a)(b)	155,264	254,633
Biotime Inc.(a)(b)	50,688	422,231
Cambrex Corp.(a)	61,094	315,856
Celldex Therapeutics Inc.(a)(b)	62,562	257,755
Celsion Corp.(a)(b)	35,328	72,422
Cleveland Biolabs Inc.(a)(b)	48,535	350,423
Complete Genomics Inc.(a)	11,971	89,423
CryoLife Inc.(a)	58,322	316,105
Curis Inc.(a)(b)	158,505	313,840
Cytokinetics Inc.(a)	99,527	208,011
Cytori Therapeutics Inc.(a)(b)	94,824	492,137
CytRx Corp.(a)(b)	223,050	225,280
Enzo Biochem Inc.(a)	66,401	350,597
Exact Sciences Corp.(a)	90,770	542,805
GTx Inc.(a)(b)	59,229	156,957
Harvard Bioscience Inc.(a)(b)	58,547	239,457
Idera Pharmaceuticals Inc.(a)(b)	50,861	145,971
Immunomedics Inc.(a)(b)	133,209	476,888
Inhibitex Inc.(a)	103,011	267,829
Inovio Pharmaceuticals Inc.(a)	165,769	190,634
Lexicon Pharmaceuticals Inc.(a)	389,661	561,112
Ligand Pharmaceuticals Inc. Class B(a)	45,415	405,102
Marina Biotech Inc.(a)(b)	31,508	49,468
Maxygen Inc.	68,822	270,470
Micromet Inc.(a)(b)	181,602	1,474,608
Nanosphere Inc.(a)	35,628	155,338
Neuralstem Inc.(a)(b)	99,656	211,271

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Novavax Inc.(a)(b)	177,574	431,505
NuPathe Inc.(a)	9,718	88,045
Nymox Pharmaceutical Corp.(a)(b)	42,565	299,658
Omeros Corp.(a)	38,926	320,750
OncoGenex Pharmaceutical Inc.(a)(b)	18,564	311,690
Oncothyreon Inc.(a)(b)	62,713	203,817
Orchid Cellmark Inc.(a)	68,135	132,182
Orexigen Therapeutics Inc.(a)	60,120	485,770
Oxygen Biotherapeutics Inc.(a)	54,451	104,001
Peregrine Pharmaceuticals Inc.(a)(b)	130,934	301,148
PharmAthene Inc.(a)(b)	35,433	149,882
Repligen Corp.(a)	69,106	324,107
Rexahn Pharmaceuticals Inc.(a)(b)	118,713	134,146
RTI Biologics Inc.(a)	114,622	306,041
RXi Pharmaceuticals Corp.(a)(b)	30,676	79,144
Sangamo BioSciences Inc.(a)(b)	90,177	598,775
Sequenom Inc.(a)	183,014	1,467,772
StemCells Inc.(a)(b)	249,066	268,991
Strategic Diagnostics Inc.(a)	54,078	96,800
SuperGen Inc.(a)	121,032	317,104
Telik Inc.(a)(b)	125,098	95,074
Transcept Pharmaceuticals Inc.(a)	14,134	104,592
Vical Inc.(a)(b)	143,172	289,207
ZIOPHARM Oncology Inc.(a)	100,664	469,094

		20,030,496
BUILDING MATERIALS—0.78%
AAON Inc.	24,766	698,649
American DG Energy Inc.(a)(b)	43,037	119,212
Broadwind Energy Inc.(a)(b)	188,387	435,174
Builders FirstSource Inc.(a)	90,866	179,006
Comfort Systems USA Inc.	75,797	998,247
LSI Industries Inc.	38,041	321,827
NCI Building Systems Inc.(a)	38,859	543,637
PGT Inc.(a)	37,839	92,706
Trex Co. Inc.(a)	30,969	742,017

		4,130,475
CHEMICALS—1.38%
Aceto Corp.	52,873	475,857
American Pacific Corp.(a)	24,964	143,543
American Vanguard Corp.	40,289	344,068
Chase Corp.(b)	14,180	231,134
Codexis Inc.(a)	36,698	388,999
Hawkins Inc.(b)	17,232	765,101
KMG Chemicals Inc.	12,738	211,069
Landec Corp.(a)	54,339	324,947
NL Industries Inc.	10,743	119,892
OMNOVA Solutions Inc.(a)	88,795	742,326
Penford Corp.(a)	25,601	156,422
Quaker Chemical Corp.	21,959	915,032
Spartech Corp.(a)	60,882	569,855
TPC Group Inc.(a)	16,055	486,788
Zep Inc.	43,515	865,078
Zoltek Companies Inc.(a)(b)	54,399	628,308

		7,368,419
COAL—0.12%
L&L Energy Inc.(a)(b)	37,755	407,754
Westmoreland Coal Co.(a)	19,893	237,522

		645,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

COMMERCIAL SERVICES—4.86%
Advance America Cash Advance Centers Inc.	108,156	610,000
Albany Molecular Research Inc.(a)	49,976	280,865
AMN Healthcare Services Inc.(a)	75,896	466,001
Arrowhead Research Corp.(a)(b)	149,929	134,186
Barrett Business Services Inc.	17,929	278,796
Carriage Services Inc.(a)	38,637	187,389
Cass Information Systems Inc.	16,915	641,755
CDI Corp.	24,853	462,017
China Direct Industries Inc.(a)(b)	66,272	100,071
Collectors Universe Inc.	11,855	164,903
Consolidated Graphics Inc.(a)	18,300	886,269
CorVel Corp.(a)	14,253	689,133
CPI Corp.	11,012	248,321
CRA International Inc.(a)	21,992	517,032
Cross Country Healthcare Inc.(a)	64,260	544,282
Document Security Systems Inc.(a)(b)	35,868	191,176
Dollar Financial Corp.(a)	48,730	1,395,140
Edgewater Technology Inc.(a)	23,470	55,155
Electro Rent Corp.	34,158	551,993
ExlService Holdings Inc.(a)	30,005	644,507
Exponent Inc.(a)	28,197	1,058,233
Franklin Covey Co.(a)	28,607	245,734
Great Lakes Dredge & Dock Corp.	116,919	861,693
H&E Equipment Services Inc.(a)	55,157	638,166
Hackett Group Inc. (The)(a)	62,063	217,841
Hill International Inc.(a)	48,531	313,996
Hudson Highland Group Inc.(a)	65,081	379,422
Innovaro Inc.(a)(b)	32,460	44,795
Integramed America Inc.(a)	19,648	169,759
Intersections Inc.	21,029	219,963
Jackson Hewitt Tax Service Inc.(a)(b)	66,831	145,692
Kendle International Inc.(a)	29,550	321,800
Kenexa Corp.(a)	45,351	988,198
Learning Tree International Inc.	13,472	128,792
LECG Corp.(a)	58,525	80,765
Mac-Gray Corp.	24,966	373,242
Medifast Inc.(a)(b)	26,370	761,566
MedQuist Inc.	22,486	194,504
Michael Baker Corp.(a)	15,942	495,796
Midas Inc.(a)	32,471	263,340
Multi-Color Corp.	22,770	443,104
National American University Holdings Inc.	17,398	127,701
Newtek Business Services Inc.(a)	73,729	126,814
Odyssey Marine Exploration Inc.(a)	140,451	390,454
On Assignment Inc.(a)	72,178	588,251
PDI Inc.(a)	19,971	210,494
Pfsweb Inc.(a)(b)	27,561	109,142
Premier Exhibitions Inc.(a)	90,455	178,196
PRGX Global Inc.(a)	39,769	251,738
Princeton Review Inc. (The)(a)	59,444	70,144
Providence Service Corp. (The)(a)	27,021	434,227
Rural/Metro Corp.(a)	38,208	557,073
Saba Software Inc.(a)	60,946	372,990
Senomyx Inc.(a)	79,455	566,514
SFN Group Inc.(a)	103,984	1,014,884
Standard Parking Corp.(a)	33,767	637,859
StarTek Inc.(a)	25,575	129,665
Team Inc.(a)	37,832	915,534
Transcend Services Inc.(a)	18,751	367,332
Tree.com Inc.(a)	16,446	155,250
VirnetX Holding Corp.(b)	70,444	1,046,093

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Volt Information Sciences Inc.(a)	29,370	254,051

		25,899,798
COMPUTERS—4.17%
3D Systems Corp.(a)(b)	36,255	1,141,670
Acorn Energy Inc.(a)	34,584	133,840
Agilysys Inc.(a)	36,690	206,565
CIBER Inc.(a)	131,765	616,660
Compellent Technologies Inc.(a)	46,019	1,269,664
Computer Task Group Inc.(a)	30,642	333,385
Cray Inc.(a)	70,264	502,388
Datalink Corp.(a)	18,487	89,292
Digimarc Corp.(a)(b)	14,760	442,948
Dot Hill Systems Corp.(a)	118,863	206,822
Dynamics Research Corp.(a)	19,106	256,020
EasyLink Services International Corp. Class A(a)	47,522	199,592
Echelon Corp.(a)	65,327	665,682
eLoyalty Corp.(a)(b)	16,648	106,547
Furmanite Corp.(a)	73,994	511,298
Hutchinson Technology Inc.(a)(b)	47,267	175,361
iCAD Inc.(a)	83,153	113,088
iGO Inc.(a)	70,895	272,237
Immersion Corp.(a)	58,088	389,770
Innodata Isogen Inc.(a)	56,953	162,316
Integral Systems Inc.(a)	36,248	359,218
KEY Tronic Corp.(a)	26,238	136,962
Keyw Holding Corp. (The)(a)	22,462	329,518
LaserCard Corp.(a)	29,766	185,740
LivePerson Inc.(a)	88,973	1,005,395
Magma Design Automation Inc.(a)	134,128	671,981
Maxwell Technologies Inc.(a)	53,093	1,002,927
Mercury Computer Systems Inc.(a)	47,077	865,275
NCI Inc. Class A(a)	13,234	304,250
NetList Inc.(a)(b)	35,999	91,797
OCZ Technology Group Inc.(a)(b)	47,197	227,490
PAR Technology Corp.(a)(b)	20,194	115,308
Planar Systems Inc.(a)	47,903	97,722
Quantum Corp.(a)	424,697	1,579,873
Radiant Systems Inc.(a)	65,572	1,283,244
RadiSys Corp.(a)	50,329	447,928
Rimage Corp.(a)	20,800	310,128
Sigma Designs Inc.(a)	61,335	869,117
Silicon Graphics International Corp.(a)	60,482	546,152
SMART Modular Technologies (WWH) Inc.(a)	102,972	593,119
Stratasys Inc.(a)	40,669	1,327,436
Super Micro Computer Inc.(a)	49,641	572,857
Tier Technologies Inc. Class B(a)	29,870	178,921
TransAct Technologies Inc.(a)	22,415	210,029
Virtusa Corp.(a)	27,331	447,135
Wave Systems Corp. Class A(a)(b)	163,668	644,852

		22,199,519
COSMETICS & PERSONAL CARE—0.34%
Elizabeth Arden Inc.(a)	46,948	1,080,274
Inter Parfums Inc.	26,578	500,995
Parlux Fragrances Inc.(a)	42,367	124,559
Physicians Formula Holdings Inc.(a)	25,833	97,132

		1,802,960
DISTRIBUTION & WHOLESALE—0.59%
BlueLinx Holdings Inc.(a)	27,274	99,823
BMP Sunstone Corp.(a)	56,044	555,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Chindex International Inc.(a)	27,893	459,955
Core-Mark Holding Co. Inc.(a)	21,469	764,082
Houston Wire & Cable Co.	38,130	512,467
Navarre Corp.(a)	80,575	170,819
Rentrak Corp.(a)	19,680	593,549

		3,156,091
DIVERSIFIED FINANCIAL SERVICES—1.97%
Ampal-American Israel Corp. Class A(a)(b)	47,422	109,545
Asset Acceptance Capital Corp.(a)	31,045	184,097
Asta Funding Inc.	24,651	199,673
Cohen & Co. Inc.	18,956	82,269
CompuCredit Holdings Corp.(a)	23,290	162,564
Deerfield Capital Corp.(a)	2,214	14,391
Diamond Hill Investment Group Inc.	5,252	379,930
Encore Capital Group Inc.(a)	29,588	693,839
Epoch Holding Corp.	27,034	419,838
FBR Capital Markets Corp.(a)	104,218	398,113
Federal Agricultural Mortgage Corp. Class C NVS(b)	20,828	339,913
First Marblehead Corp. (The)(a)	112,952	245,106
FirstCity Financial Corp.(a)	22,805	183,580
Gleacher & Co. Inc.(a)	151,750	359,647
International Assets Holding Corp.(a)	25,729	607,204
JMP Group Inc.	31,939	243,694
LaBranche & Co. Inc.(a)	75,273	270,983
Ladenburg Thalmann Financial Services Inc.(a)	186,539	218,251
MarketAxess Holdings Inc.	54,147	1,126,799
Marlin Business Services Corp.(a)	19,009	240,464
NewStar Financial Inc.(a)	57,268	605,323
Oppenheimer Holdings Inc. Class A	19,954	522,994
Penson Worldwide Inc.(a)	39,218	191,776
Rodman & Renshaw Capital Group Inc.(a)(b)	46,121	123,604
Sanders Morris Harris Group Inc.	42,546	308,458
SeaCube Container Leasing Ltd.	21,795	306,438
SWS Group Inc.	53,874	272,064
TradeStation Group Inc.(a)	77,959	526,223
U.S. Global Investors Inc. Class A(b)	26,922	218,876
Virtus Investment Partners Inc.(a)	10,562	479,198
Westwood Holdings Group Inc.	11,882	474,805

		10,509,659
ELECTRIC—0.30%
Central Vermont Public Service Corp.	28,653	626,355
Pike Electric Corp.(a)	32,174	276,053
Synthesis Energy Systems Inc.(a)(b)	98,703	115,482
Unitil Corp.	25,260	574,412

		1,592,302
ELECTRICAL COMPONENTS & EQUIPMENT—1.07%
Advanced Battery Technologies Inc.(a)(b)	131,764	507,291
Capstone Turbine Corp.(a)(b)	465,145	446,446
Coleman Cable Inc.(a)(b)	19,200	120,576
Energy Conversion Devices Inc.(a)(b)	94,565	434,999
Graham Corp.	19,630	392,600
Insteel Industries Inc.	34,736	433,853
Magnetek Inc.(a)	72,762	98,229
Nexxus Lighting Inc.(a)(b)	35,655	72,736
Orion Energy Systems Inc.(a)(b)	43,047	143,347
Powell Industries Inc.(a)	17,448	573,690
PowerSecure International Inc.(a)	37,828	294,302
Research Frontiers Inc.(a)(b)	39,665	211,018
SatCon Technology Corp.(a)(b)	231,872	1,043,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Superconductor Technologies Inc.(a)(b)	54,568	82,943
Ultralife Corp.(a)	28,249	186,726
Vicor Corp.	38,542	632,089

		5,674,269
ELECTRONICS—3.19%
Applied Energetics Inc.(a)	163,152	138,826
Ballantyne Strong Inc.(a)	30,008	233,162
Bel Fuse Inc. Class B	21,359	510,480
BTU International Inc.(a)	18,022	162,018
CTS Corp.	67,659	748,309
Cyberoptics Corp.(a)	18,147	154,975
Daktronics Inc.	66,347	1,056,244
DDi Corp.	28,351	333,408
Digital Ally Inc.(a)(b)	49,923	87,365
Electro Scientific Industries Inc.(a)	56,543	906,384
FARO Technologies Inc.(a)	32,021	1,051,570
Frequency Electronics Inc.(a)	21,995	147,586
IEC Electronics Corp.(a)	23,468	178,357
Insignia Systems Inc.(a)	31,668	206,792
Iteris Inc.(a)	73,310	132,691
LaBarge Inc.(a)	25,691	403,606
LeCroy Corp.(a)	33,502	329,660
LoJack Corp.(a)	40,994	264,821
LRAD Corp.(a)	58,549	157,497
Measurement Specialties Inc.(a)	28,886	847,804
MEMSIC Inc.(a)(b)	34,711	114,199
Methode Electronics Inc.	74,853	970,843
Nu Horizons Electronics Corp.(a)	34,583	241,044
NVE Corp.(a)	9,715	561,818
OSI Systems Inc.(a)	32,108	1,167,447
OYO Geospace Corp.(a)	8,149	807,647
Pulse Electronics Corp.	81,188	431,920
Sonic Solutions Inc.(a)	83,744	1,256,160
Sparton Corp.(a)	19,204	158,241
Spectrum Control Inc.(a)	26,843	402,377
SRS Labs Inc.(a)	24,579	216,541
Stoneridge Inc.(a)	31,358	495,143
Sypris Solutions Inc.(a)	24,772	105,529
Taser International Inc.(a)(b)	122,090	573,823
Technology Research Corp.	18,189	68,936
UQM Technologies Inc.(a)(b)	79,155	181,265
Viasystems Group Inc.(a)	8,320	167,565
X-Rite Inc.(a)	68,184	311,601
Zagg Inc.(a)(b)	36,474	277,932
Zygo Corp.(a)	36,296	443,900

		17,005,486
ENERGY - ALTERNATE SOURCES—0.56%
Ascent Solar Technologies Inc.(a)(b)	40,841	137,226
BioFuel Energy Corp.(a)(b)	37,103	64,559
Comverge Inc.(a)(b)	49,500	342,045
Ecotality Inc.(a)(b)	16,911	54,454
Evergreen Solar Inc.(a)(b)	390,444	227,629
FuelCell Energy Inc.(a)(b)	187,075	432,143
Green Plains Renewable Energy Inc.(a)(b)	36,203	407,646
Headwaters Inc.(a)	119,715	548,295
Hoku Corp.(a)(b)	40,455	106,801
Lightbridge Corp.(a)(b)	24,874	133,076
Ocean Power Technologies Inc.(a)(b)	24,862	141,713
Syntroleum Corp.(a)(b)	145,678	269,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Verenium Corp.(a)(b)	30,304	96,973

		2,962,064
ENGINEERING & CONSTRUCTION—0.49%
Argan Inc.(a)(b)	19,354	179,412
ENGlobal Corp.(a)	47,219	175,655
Lime Energy Co.(a)(b)	27,340	108,813
Mistras Group Inc.(a)	29,967	403,955
MYR Group Inc.(a)	41,231	865,851
National Technical Systems Inc.	19,886	160,281
Sterling Construction Co. Inc.(a)	32,735	426,864
VSE Corp.	8,923	294,638

		2,615,469
ENTERTAINMENT—0.61%
Bluegreen Corp.(a)	34,377	110,694
Carmike Cinemas Inc.(a)	21,428	165,424
Century Casinos Inc.(a)	42,351	102,489
Dover Downs Gaming & Entertainment Inc.	35,728	121,475
Dover Motorsports Inc.(a)	63,015	112,167
Empire Resorts Inc.(a)	63,121	65,015
Great Wolf Resorts Inc.(a)	76,925	201,543
Isle of Capri Casinos Inc.(a)	32,222	329,309
Lakes Entertainment Inc.(a)	47,969	136,712
Reading International Inc. Class A(a)(b)	48,649	245,677
Rick’s Cabaret International Inc.(a)	23,450	183,614
Shuffle Master Inc.(a)	104,719	1,199,033
Steinway Musical Instruments Inc.(a)	13,045	258,943

		3,232,095
ENVIRONMENTAL CONTROL—0.74%
ADA-ES Inc.(a)(b)	15,129	168,840
Casella Waste Systems Inc. Class A(a)	54,400	385,696
CECO Environmental Corp.(a)	17,697	105,474
Energy Recovery Inc.(a)	83,163	304,376
Fuel Tech Inc.(a)	34,659	336,539
Hudson Technologies Inc.(a)(b)	34,252	56,173
Industrial Services of America Inc.(a)(b)	8,027	98,331
Met-Pro Corp.	30,227	356,981
Metalico Inc.(a)	74,416	437,566
Perma-Fix Environmental Services Inc.(a)	122,626	201,107
Rentech Inc.(a)(b)	434,471	530,055
Sharps Compliance Corp.(a)(b)	17,540	77,702
TRC Companies Inc.(a)	24,506	85,771
US Ecology Inc.	35,946	624,741
WCA Waste Corp.(a)	33,225	160,809

		3,930,161
FOOD—0.86%
B&G Foods Inc. Class A	94,206	1,293,448
Calavo Growers Inc.	22,492	518,440
HQ Sustainable Maritime Industries Inc.(a)(b)	29,331	139,909
Imperial Sugar Co.	24,621	329,183
Inventure Foods Inc.(a)	33,099	143,319
John B. Sanfilippo & Son Inc.(a)	20,897	259,959
Lifeway Foods Inc.(a)(b)	12,513	119,499
Overhill Farms Inc.(a)	36,229	209,404
Rocky Mountain Chocolate Factory Inc.	17,177	165,930
Seneca Foods Corp. Class A(a)	17,695	477,411
Spartan Stores Inc.	45,784	776,039

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Tasty Baking Co.	22,023	138,304

		4,570,845
FOREST PRODUCTS & PAPER—0.72%
Buckeye Technologies Inc.	77,168	1,621,300
KapStone Paper and Packaging Corp.(a)	75,173	1,150,147
Neenah Paper Inc.	29,181	574,282
Orchids Paper Products Co.(a)	12,643	154,750
Verso Paper Corp.(a)(b)	32,192	110,097
Xerium Technologies Inc.(a)	15,561	248,198

		3,858,774
GAS—0.17%
Chesapeake Utilities Corp.	18,626	773,351
Gas Natural Inc.	14,546	152,588

		925,939
HAND & MACHINE TOOLS—0.03%
L.S. Starrett Co. (The) Class A	14,722	171,953

		171,953
HEALTH CARE - PRODUCTS—4.26%
ABIOMED Inc.(a)	63,755	612,686
Addus HomeCare Corp.(a)	12,610	51,575
Alpha ProTech Ltd.(a)	47,812	85,105
Alphatec Holdings Inc.(a)	98,904	267,041
AngioDynamics Inc.(a)	49,643	763,013
AtriCure Inc.(a)	28,470	291,533
Atrion Corp.	2,482	445,420
BioClinca Inc.(a)	28,960	128,293
BIOLASE Technology Inc.(a)(b)	62,280	108,367
Bovie Medical Corp.(a)(b)	36,997	120,610
BSD Medical Corp.(a)(b)	34,000	157,080
Caliper Life Sciences Inc.(a)	90,644	574,683
Cantel Medical Corp.	25,542	597,683
Cardica Inc.(a)	42,415	184,929
CardioNet Inc.(a)	52,469	245,555
Cardiovascular Systems Inc.(a)	25,451	297,013
Cerus Corp.(a)	97,877	240,777
Clinical Data Inc.(a)(b)	24,339	387,233
Columbia Laboratories Inc.(a)(b)	120,429	273,374
Cutera Inc.(a)	30,026	248,916
Cynosure Inc. Class A(a)	22,151	226,605
Digirad Corp.(a)	54,680	114,828
Endologix Inc.(a)	99,536	711,682
Exactech Inc.(a)	17,958	337,970
Female Health Co. (The)	38,211	217,421
Hansen Medical Inc.(a)	85,433	125,586
Iridex Corp.(a)	21,928	84,642
IRIS International Inc.(a)	33,877	346,562
Kensey Nash Corp.(a)	15,530	432,200
LCA-Vision Inc.(a)	35,567	204,510
LeMaitre Vascular Inc.(a)(b)	9,025	61,099
MAKO Surgical Corp.(a)(b)	60,932	927,385
Medical Action Industries Inc.(a)	29,566	283,242
MEDTOX Scientific Inc.	16,987	222,530
MELA Sciences Inc.(a)	50,616	169,564
Merge Healthcare Inc.(a)	100,307	374,145
Metabolix Inc.(a)(b)	53,455	650,547
Microvision Inc.(a)(b)	183,232	340,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Natus Medical Inc.(a)	56,839	805,977
OraSure Technologies Inc.(a)	94,927	545,830
Orthovita Inc.(a)	134,268	269,879
Palomar Medical Technologies Inc.(a)	37,125	527,546
PURE Bioscience(a)(b)	80,388	178,461
Quidel Corp.(a)	43,216	624,471
Rochester Medical Corp.(a)	24,005	262,135
Rockwell Medical Technologies Inc.(a)(b)	40,323	318,552
SeraCare Life Sciences Inc.(a)	34,377	163,291
Solta Medical Inc.(a)	122,166	372,606
SonoSite Inc.(a)	26,881	849,440
Spectranetics Corp.(a)	71,933	371,174
Staar Surgical Co.(a)	71,725	437,522
Stereotaxis Inc.(a)(b)	66,573	254,975
SurModics Inc.(a)	34,116	404,957
Symmetry Medical Inc.(a)	71,952	665,556
Synergetics USA Inc.(a)	51,190	240,081
Syneron Medical Ltd.(a)	72,217	735,891
Synovis Life Technologies Inc.(a)	24,398	393,052
TomoTherapy Inc.(a)	96,786	349,397
TranS1 Inc.(a)(b)	36,294	75,129
Unilife Corp.(a)(b)	98,789	523,582
Uroplasty Inc.(a)(b)	47,253	189,957
Vascular Solutions Inc.(a)	35,229	412,884
Vital Images Inc.(a)	29,740	415,765
Young Innovations Inc.(b)	11,550	369,715

		22,670,041
HEALTH CARE - SERVICES—1.58%
Air Methods Corp.(a)	21,777	1,225,392
Alliance Healthcare Services Inc.(a)	53,910	228,578
Allied Healthcare International Inc.(a)	92,723	232,735
Almost Family Inc.(a)	16,164	621,021
America Service Group Inc.	20,025	303,178
American Dental Partners Inc.(a)	32,535	439,548
Assisted Living Concepts Inc. Class A(a)	19,716	641,361
Capital Senior Living Corp.(a)	54,450	364,815
Continucare Corp.(a)	60,147	281,488
Emergent Group Inc.	7,524	48,229
Ensign Group Inc. (The)	28,734	714,615
Five Star Quality Care Inc.(a)	63,218	446,951
MedCath Corp.(a)	41,310	576,274
Metropolitan Health Networks Inc.(a)	81,529	364,435
Neostem Inc.(a)(b)	62,992	88,819
NovaMed Inc.(a)(b)	15,207	175,337
Psychemedics Corp.	17,085	139,755
RadNet Inc.(a)(b)	62,884	177,333
Skilled Healthcare Group Inc. Class A(a)	38,718	347,688
Sunrise Senior Living Inc.(a)	109,574	597,178
U.S. Physical Therapy Inc.(a)	20,907	414,377

		8,429,107
HOLDING COMPANIES - DIVERSIFIED—0.17%
Harbinger Group Inc.(a)	23,232	143,806
Information Services Group Inc.(a)	61,970	129,518
Primoris Services Corp.(b)	46,280	441,511
Resource America Inc. Class A	31,514	215,871

		930,706
HOME BUILDERS—0.74%
AMREP Corp.(a)	2,784	33,492
Beazer Homes USA Inc.(a)(b)	147,798	796,631

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Brookfield Homes Corp.(a)(b)	19,004	178,638
Cavco Industries Inc.(a)	13,857	646,983
Hovnanian Enterprises Inc. Class A(a)(b)	103,138	421,834
M/I Homes Inc.(a)	37,312	573,859
Skyline Corp.	15,389	401,345
Winnebago Industries Inc.(a)	57,265	870,428

		3,923,210
HOME FURNISHINGS—0.64%
American Woodmark Corp.	18,180	446,137
Audiovox Corp. Class A(a)	39,124	337,640
Bassett Furniture Industries Inc.(a)	26,449	111,086
Flexsteel Industries	5,550	98,124
Furniture Brands International Inc.(a)	92,523	475,568
Hooker Furniture Corp.	23,811	336,449
Kimball International Inc. Class B	64,800	447,120
Sealy Corp.(a)(b)	100,407	293,189
Stanley Furniture Co. Inc.(a)(b)	22,403	69,673
Universal Electronics Inc.(a)	27,086	768,430

		3,383,416
HOUSEHOLD PRODUCTS & WARES—0.77%
A.T. Cross Co. Class A(a)	4,520	43,618
ACCO Brands Corp.(a)	109,472	932,702
Acme United Corp.(b)	11,316	107,728
CSS Industries Inc.	15,402	317,435
Ennis Inc.	50,944	871,142
Kid Brands Inc.(a)	27,110	231,791
Oil-Dri Corp. of America	12,507	268,775
Prestige Brands Holdings Inc.(a)	83,093	992,961
Standard Register Co. (The)	38,567	131,514
Summer Infant Inc.(a)	24,669	186,991

		4,084,657
HOUSEWARES—0.17%
Libbey Inc.(a)	40,755	630,480
Lifetime Brands Inc.(a)	19,298	270,944

		901,424
INSURANCE—1.84%
21st Century Holding Co.	36,960	118,272
American Independence Corp.(a)	2,753	13,352
American Safety Insurance Holdings Ltd.(a)	22,236	475,406
Amerisafe Inc.(a)	38,114	666,995
Baldwin & Lyons Inc. Class B	16,820	395,775
Citizens Inc.(a)(b)	74,401	554,287
Crawford & Co. Class B(a)	52,673	179,088
Donegal Group Inc. Class A	22,263	322,368
Eastern Insurance Holdings Inc.	21,597	257,220
eHealth Inc.(a)	45,541	646,227
EMC Insurance Group Inc.	9,689	219,359
First Acceptance Corp.(a)(b)	46,802	83,307
First Mercury Financial Corp.	28,508	467,531
FPIC Insurance Group Inc.(a)	18,280	675,629
Hallmark Financial Services Inc.(a)	24,052	218,873
Independence Holding Co.	12,373	99,479
Kansas City Life Insurance Co.	8,554	282,539
Life Partners Holdings Inc.(b)	16,059	307,209
Maiden Holdings Ltd.	99,024	778,329
Mercer Insurance Group Inc.	14,448	404,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

National Interstate Corp.	12,651	270,731
Penn Millers Holding Corp.(a)	13,169	173,041
Phoenix Companies Inc. (The)(a)	228,248	579,750
Presidential Life Corp.	42,115	418,202
Primus Guaranty Ltd.(a)(b)	37,209	189,022
SeaBright Insurance Holdings Inc.	43,631	402,278
Stewart Information Services Corp.(b)	35,017	403,746
Universal Insurance Holdings Inc.	38,199	186,029

		9,788,443
INTERNET—4.22%
1-800-FLOWERS.COM Inc.(a)	61,698	165,968
A.D.A.M. Inc.(a)	23,721	170,554
Answers Corp.(a)	18,624	144,522
Arbinet Corp.(a)	9,962	83,083
Autobytel Inc.(a)	101,888	87,624
BroadSoft Inc.(a)	14,946	356,911
Cinedigm Digital Cinema Corp. Class A(a)(b)	52,184	86,104
Dice Holdings Inc.(a)	30,670	440,115
Drugstore.com Inc.(a)(b)	188,702	417,031
ePlus Inc.(a)	9,013	213,067
Global Sources Ltd.(a)	36,184	344,472
Globalscape Inc.(a)	27,136	53,729
Harris Interactive Inc.(a)	93,591	114,181
HealthStream Inc.(a)(b)	33,538	269,646
Hollywood Media Corp.(a)	70,680	115,915
InfoSpace Inc.(a)	71,318	591,939
interCLICK Inc.(a)	38,310	205,725
Internap Network Services Corp.(a)	104,126	633,086
Internet Capital Group Inc.(a)	73,345	1,042,966
Internet Media Services Inc.(b)(c)	12,707	1,541
iPass Inc.(a)	126,701	158,376
Keynote Systems Inc.	27,936	408,424
KIT Digital Inc.(a)(b)	56,737	910,062
Knot Inc. (The)(a)	59,073	583,641
Lionbridge Technologies Inc.(a)	119,703	441,704
Liquidity Services Inc.(a)	29,459	413,899
Local.com Corp.(a)(b)	33,107	214,864
LoopNet Inc.(a)	35,816	397,916
MediaMind Technologies Inc.(a)	11,019	150,960
ModusLink Global Solutions Inc.(a)	91,124	610,531
Move Inc.(a)	308,934	793,960
NaviSite Inc.(a)	51,710	190,810
Network Engines Inc.(a)	78,023	118,595
Online Resources Corp.(a)	55,772	259,340
Openwave Systems Inc.(a)	168,137	356,450
Overstock.com Inc.(a)(b)	29,378	484,150
PCTEL Inc.(a)	42,391	254,346
Perficient Inc.(a)	42,254	528,175
ReachLocal Inc.(a)(b)	10,317	205,412
RightNow Technologies Inc.(a)	42,603	1,008,413
S1 Corp.(a)	101,842	702,710
Safeguard Scientifics Inc.(a)	41,817	714,234
Spark Networks Inc.(a)(b)	32,341	96,376
SPS Commerce Inc.(a)	11,852	187,262
Stamps.com Inc.	21,936	290,652
Support.com Inc.(a)	95,823	620,933
TechTarget Inc.(a)	31,395	248,962
TeleCommunication Systems Inc.(a)	89,038	415,808
Terremark Worldwide Inc.(a)	116,443	1,507,937
TheStreet.com Inc.	63,672	170,004
TigerLogic Corp.(a)(b)	23,500	110,450
Towerstream Corp.(a)	64,887	263,441
Travelzoo Inc.(a)(b)	10,788	444,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

US Auto Parts Network Inc.(a)	28,116	236,174
Vasco Data Security International Inc.(a)	53,792	437,329
Vitacost.com Inc.(a)(b)(c)	28,001	119,704
Vocus Inc.(a)	33,429	924,646
Web.com Group Inc.(a)	53,078	448,509
Zix Corp.(a)	115,344	492,519

		22,460,538
INVESTMENT COMPANIES—2.16%
Arlington Asset Investment Corp. Class A	13,275	318,467
Capital Southwest Corp.	5,881	610,448
Fifth Street Finance Corp.	106,667	1,294,937
Gladstone Capital Corp.(b)	43,175	497,376
Gladstone Investment Corp.	49,287	377,045
Golub Capital BDC Inc.	14,947	255,893
Harris & Harris Group Inc.(a)	67,449	295,427
Hercules Technology Growth Capital Inc.	71,973	745,640
Kayne Anderson Energy Development Co.	23,008	414,374
Kohlberg Capital Corp.(b)	44,006	306,722
Main Street Capital Corp.	31,334	569,965
MCG Capital Corp.	152,274	1,061,350
Medallion Financial Corp.	39,409	323,154
MVC Capital Inc.	50,573	738,366
NGP Capital Resources Co.	44,645	410,734
PennantPark Investment Corp.	73,364	897,975
PennyMac Mortgage Investment Trust(d)	35,825	650,224
THL Credit Inc.	19,679	256,024
TICC Capital Corp.	63,947	716,846
Tortoise Capital Resources Corp.	23,427	170,783
Triangle Capital Corp.	31,653	601,407

		11,513,157
IRON & STEEL—0.39%
Friedman Industries Inc.	19,755	172,856
Gibraltar Industries Inc.(a)	59,288	804,538
Olympic Steel Inc.	18,271	524,013
Shiloh Industries Inc.	12,719	151,992
Universal Stainless & Alloy Products Inc.(a)	14,060	439,797

		2,093,196
LEISURE TIME—0.31%
Ambassadors Group Inc.	38,808	446,292
Arctic Cat Inc.(a)	24,268	355,283
Escalade Inc.	19,006	120,688
Marine Products Corp.(a)	20,077	133,713
Multimedia Games Inc.(a)	58,870	328,495
Nautilus Inc.(a)	43,536	77,494
Town Sports International Holdings Inc.(a)	44,219	179,529

		1,641,494
LODGING—0.30%
Full House Resorts Inc.(a)	16,973	57,708
Marcus Corp.	40,846	542,026
Monarch Casino & Resort Inc.(a)	19,166	239,575
Morgans Hotel Group Co.(a)	44,649	404,967
MTR Gaming Group Inc.(a)	53,204	107,472
Red Lion Hotels Corp.(a)	27,417	218,788

		1,570,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

MACHINERY—1.50%
Adept Technology Inc.(a)	19,368	86,575
Alamo Group Inc.	13,290	369,728
Altra Holdings Inc.(a)	53,086	1,054,288
Bolt Technology Corp.(a)	19,768	260,344
Cascade Corp.	18,135	857,423
Columbus McKinnon Corp.(a)	37,962	771,388
DXP Enterprises Inc.(a)	16,381	393,144
Flow International Corp.(a)	94,832	387,863
Gerber Scientific Inc.(a)	50,865	400,307
Hardinge Inc.	25,379	247,191
Hurco Companies Inc.(a)	13,338	315,444
Intevac Inc.(a)	44,274	620,279
Kadant Inc.(a)	24,545	578,526
Key Technology Inc.(a)	11,109	188,964
Park-Ohio Holdings Corp.(a)	16,543	345,914
Presstek Inc.(a)(b)	60,267	133,793
Tecumseh Products Co. Class A(a)	37,775	492,964
Twin Disc Inc.	16,724	499,378

		8,003,513

MANUFACTURING—1.16%
American Railcar Industries Inc.(a)	19,848	439,236
Cereplast Inc.(a)(b)	24,126	99,399
FreightCar America Inc.	25,064	725,352
GP Strategies Corp.(a)	30,768	315,065
Handy & Harman Ltd.	15,905	206,447
LSB Industries Inc.(a)	33,870	821,686
Lydall Inc.(a)	37,404	301,102
Myers Industries Inc.	69,555	677,466
PMFG Inc.(a)(b)	29,273	480,077
Reddy Ice Holdings Inc.(a)(b)	50,962	140,146
Smith & Wesson Holding Corp.(a)(b)	120,337	450,061
Standex International Corp.	24,631	736,713
Sturm, Ruger & Co. Inc.	38,763	592,686
Synalloy Corp.	14,836	179,812

		6,165,248

MEDIA—1.60%
A.H. Belo Corp. Class A(a)	37,573	326,885
Acacia Research Corp.(a)	67,343	1,746,877
Beasley Broadcast Group Inc. Class A(a)	19,314	115,691
Cambium Learning Group Inc.(a)	34,008	116,987
Courier Corp.	22,236	345,103
Crown Media Holdings Inc. Class A(a)(b)	21,411	56,097
Cumulus Media Inc. Class A(a)(b)	49,283	212,410
E.W. Scripps Co. (The) Class A(a)	61,286	622,053
Emmis Communications Corp.(a)	64,396	48,941
Entercom Communications Corp.(a)	48,280	559,082
Entravision Communications Corp. Class A(a)	99,279	255,147
Fisher Communications Inc.(a)	14,572	317,670
Global Traffic Network Inc.(a)	30,200	279,350
Gray Television Inc.(a)	102,301	191,303
Journal Communications Inc. Class A(a)	87,313	440,931
Lee Enterprises Inc.(a)(b)	90,640	222,974
Lin TV Corp. Class A(a)	60,150	318,795
LodgeNet Interactive Corp.(a)(b)	52,475	223,019
Martha Stewart Living Omnimedia Inc. Class A(a)	53,094	234,675
McClatchy Co. (The) Class A(a)(b)	119,270	556,991
Media General Inc. Class A(a)(b)	45,071	260,510
New Frontier Media Inc.(a)	66,114	113,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Nexstar Broadcasting Group Inc.(a)	25,142	150,601
Outdoor Channel Holdings Inc.(a)	26,456	189,689
Playboy Enterprises Inc. Class B(a)	43,498	227,059
PRIMEDIA Inc.	35,274	148,151
Radio One Inc. Class D(a)	68,655	76,894
Spanish Broadcasting System Inc.(a)	94,082	66,610
Westwood One Inc.(a)(b)	10,399	94,943

		8,518,493

METAL FABRICATE & HARDWARE—1.12%
A.M. Castle & Co.(a)	33,111	609,573
Ampco-Pittsburgh Corp.	17,067	478,729
Dynamic Materials Corp.	26,129	589,732
Eastern Co. (The)(b)	13,462	240,297
L.B. Foster Co. Class A(a)	20,519	840,048
Ladish Co. Inc.(a)	31,519	1,532,139
Lawson Products Inc.	8,537	212,486
NN Inc.(a)	34,424	425,481
Northwest Pipe Co.(a)	18,580	446,477
TriMas Corp.(a)	29,503	603,631

		5,978,593

MINING—1.32%
Capital Gold Corp.(a)	128,762	652,823
Charles & Colvard Ltd.(a)(b)	48,257	145,736
General Moly Inc.(a)(b)	127,625	827,010
Golden Minerals Co.(a)(b)	20,378	544,093
Horsehead Holding Corp.(a)	85,364	1,113,146
Mines Management Inc.(a)(b)	48,990	206,738
Solitario Exploration & Royalty Corp.(a)	48,109	175,117
Timberline Resources Corp.(a)(b)	104,665	124,551
U.S. Energy Corp.(a)	55,245	335,890
United States Lime & Minerals Inc.(a)	3,755	158,198
Uranerz Energy Corp.(a)(b)	95,902	382,649
Uranium Energy Corp.(a)(b)	121,114	731,529
US Gold Corp.(a)	176,968	1,428,132
Vista Gold Corp.(a)	92,313	220,628

		7,046,240

OIL & GAS—3.35%
Abraxas Petroleum Corp.(a)	137,383	627,840
Adams Resources & Energy Inc.	8,044	194,263
Approach Resources Inc.(a)	34,746	802,633
Arabian American Development Co.(a)	28,339	127,242
Bronco Drilling Co. Inc.(a)	48,829	390,632
Callon Petroleum Co.(a)(b)	56,839	336,487
Cano Petroleum Inc.(a)(b)	120,212	46,282
Cheniere Energy Inc.(a)(b)	112,335	620,089
CREDO Petroleum Corp.(a)(b)	16,904	136,922
Crimson Exploration Inc.(a)	42,447	180,824
Crosstex Energy Inc.	82,416	730,206
Delta Petroleum Corp.(a)	367,794	279,523
Double Eagle Petroleum Co.(a)	34,165	167,750
Endeavour International Corp.(a)(b)	44,622	615,784
Evolution Petroleum Corp.(a)	31,441	204,995
FX Energy Inc.(a)	91,221	561,009
Gastar Exploration Ltd.(a)	111,257	478,405
GeoResources Inc.(a)	26,630	591,452
GMX Resources Inc.(a)(b)	60,019	331,305
Harvest Natural Resources Inc.(a)	65,822	801,054
Houston American Energy Corp.(b)	36,933	668,118
Hyperdynamics Corp.(a)	223,769	1,109,894

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Kodiak Oil & Gas Corp.(a)	354,742	2,341,297
Magellan Petroleum Corp.(a)	100,593	289,708
Magnum Hunter Resources Corp.(a)	105,621	760,471
Miller Petroleum Inc.(a)	46,087	239,652
NGAS Resources Inc.(a)(b)	106,919	59,875
Panhandle Oil and Gas Inc.	14,775	405,131
Pioneer Drilling Co.(a)	106,168	935,340
PostRock Energy Corp.(a)	16,461	59,918
RAM Energy Resources Inc.(a)	122,678	225,728
Seahawk Drilling Inc.(a)	20,877	186,849
Tri-Valley Corp.(a)(b)	85,003	48,452
VAALCO Energy Inc.(a)	98,585	705,869
Vantage Drilling Co.(a)	298,239	605,425
Warren Resources Inc.(a)	143,616	649,144
Zion Oil & Gas Inc.(a)(b)	61,986	296,293

		17,811,861

OIL & GAS SERVICES—1.32%
Allis-Chalmers Energy Inc.(a)	70,302	498,441
Basic Energy Services Inc.(a)	45,399	748,176
Dawson Geophysical Co.(a)	15,826	504,849
Flotek Industries Inc.(a)(b)	63,190	344,385
Geokinetics Inc.(a)	22,401	208,105
Global Geophysical Services Inc.(a)	14,898	154,641
Gulf Island Fabrication Inc.	28,372	799,523
Matrix Service Co.(a)	53,903	656,539
Mitcham Industries Inc.(a)	23,301	269,127
Natural Gas Services Group Inc.(a)	24,939	471,596
T-3 Energy Services Inc.(a)	25,935	1,032,991
Tesco Corp.(a)	59,874	950,799
TGC Industries Inc.(a)	36,892	140,190
Union Drilling Inc.(a)	31,000	225,680

		7,005,042

PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(a)	8,708	225,973
Astronics Corp.(a)	19,343	406,203
UFP Technologies Inc.(a)	11,631	141,782

		773,958

PHARMACEUTICALS—5.54%
ACADIA Pharmaceuticals Inc.(a)(b)	80,489	95,782
Achillion Pharmaceuticals Inc.(a)	74,387	308,706
Adolor Corp.(a)	112,082	135,619
Akorn Inc.(a)	111,228	675,154
Alexza Pharmaceuticals Inc.(a)(b)	88,143	110,179
Alimera Sciences Inc.(a)	14,710	152,690
Amicus Therapeutics Inc.(a)(b)	35,757	164,840
Anacor Pharmaceuticals Inc.(a)(b)	28,859	154,973
Anadys Pharmaceuticals Inc.(a)	124,628	176,972
Anika Therapeutics Inc.(a)	29,097	192,913
Animal Health International Inc.(a)	38,211	109,666
Antares Pharma Inc.(a)	159,991	271,985
Anthera Pharmaceuticals Inc.(a)	15,746	76,840
Aoxing Pharmaceutical Co. Inc.(a)(b)	49,839	139,051
Array BioPharma Inc.(a)	108,361	323,999
AVANIR Pharmaceuticals Inc. Class A(a)(b)	184,950	754,596
AVI BioPharma Inc.(a)(b)	222,342	471,365
Biodel Inc.(a)(b)	35,752	65,426
BioDelivery Sciences International Inc.(a)(b)	35,849	127,264
BioScrip Inc.(a)	79,758	417,134
BioSpecifics Technologies Corp.(a)(b)	8,705	222,848

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Caraco Pharmaceutical Laboratories Ltd.(a)	17,390	78,951
Chelsea Therapeutics International Ltd.(a)	78,723	590,422
Corcept Therapeutics Inc.(a)	60,963	235,317
Cornerstone Therapeutics Inc.(a)	23,044	133,425
Cumberland Pharmaceuticals Inc.(a)	27,009	161,784
Cyclacel Pharmaceuticals Inc.(a)	91,001	133,771
Cypress Bioscience Inc.(a)	78,607	509,373
Depomed Inc.(a)	106,767	679,038
DURECT Corp.(a)	171,485	591,623
Dusa Pharmaceuticals Inc.(a)(b)	45,304	110,995
Dyax Corp.(a)	202,138	432,575
Dynavax Technologies Corp.(a)	188,806	604,179
Emergent BioSolutions Inc.(a)	41,117	964,605
EpiCept Corp.(a)(b)	118,304	98,192
Eurand NV(a)	35,759	423,029
Furiex Pharmaceuticals Inc.(a)	18,511	267,484
Hi-Tech Pharmacal Co. Inc.(a)	19,893	496,330
Idenix Pharmaceuticals Inc.(a)	73,500	370,440
Infinity Pharmaceuticals Inc.(a)	29,442	174,591
Inspire Pharmaceuticals Inc.(a)	117,578	987,655
ISTA Pharmaceuticals Inc.(a)	52,603	269,853
Jazz Pharmaceuticals Inc.(a)	29,823	586,917
K-V Pharmaceutical Co. Class A(a)	83,078	211,849
Keryx Biopharmaceuticals Inc.(a)(b)	101,185	463,427
Lannett Co. Inc.(a)	22,200	124,098
Mannatech Inc.(a)(b)	34,282	61,708
MAP Pharmaceuticals Inc.(a)	31,371	525,151
Matrixx Initiatives Inc.(a)	24,677	208,767
MediciNova Inc.(a)	6,222	29,928
Myrexis Inc(a)	60,689	252,466
Nabi Biopharmaceuticals(a)	91,626	530,515
Nature’s Sunshine Products Inc.(a)(b)	15,150	136,047
Neurocrine Biosciences Inc.(a)	98,947	755,955
NeurogesX Inc.(a)(b)	24,729	157,276
NPS Pharmaceuticals Inc.(a)	134,751	1,064,533
Nutraceutical International Corp.(a)	20,693	293,634
Obagi Medical Products Inc.(a)	35,336	408,131
Oculus Innovative Sciences Inc.(a)(b)	40,870	69,070
Omega Protein Corp.(a)	39,635	321,044
Opko Health Inc.(a)(b)	180,752	663,360
Osiris Therapeutics Inc.(a)(b)	35,111	273,515
Pain Therapeutics Inc.(a)	73,658	497,191
PetMed Express Inc.(b)	47,052	837,996
Pharmacyclics Inc.(a)	87,548	532,292
POZEN Inc.(a)(b)	54,505	362,458
Progenics Pharmaceuticals Inc.(a)	58,704	320,524
Raptor Pharmaceutical Corp.(a)(b)	63,717	232,567
Reliv International Inc.	38,948	73,612
Rigel Pharmaceuticals Inc.(a)	103,807	781,667
Santarus Inc.(a)	105,384	344,606
Schiff Nutrition International Inc.	25,698	233,338
SciClone Pharmaceuticals Inc.(a)(b)	78,345	327,482
SIGA Technologies Inc.(a)(b)	68,422	957,908
Somaxon Pharmaceuticals Inc.(a)(b)	70,046	220,645
Spectrum Pharmaceuticals Inc.(a)(b)	101,877	699,895
Star Scientific Inc.(a)(b)	198,662	387,391
Sucampo Pharmaceuticals Inc.(a)	28,791	110,557
Synta Pharmaceuticals Corp.(a)(b)	46,355	283,693
Theragenics Corp.(a)	88,790	134,073
Threshold Pharmaceuticals Inc.(a)(b)	66,388	89,624
Trimeris Inc.(a)	45,322	111,945
Vanda Pharmaceuticals Inc.(a)	55,852	528,360
XenoPort Inc.(a)	60,268	513,483
Zalicus Inc.(a)	128,861	203,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Zogenix Inc.(a)	17,234	97,717

		29,481,649

REAL ESTATE—0.67%
Avatar Holdings Inc.(a)	19,483	386,153
Consolidated-Tomoka Land Co.	11,373	328,680
Grubb & Ellis Co.(a)(b)	91,353	116,018
HFF Inc. Class A(a)	36,616	353,711
Resource Capital Corp.	96,047	708,827
Retail Opportunity Investments Corp.	85,898	851,249
Terreno Realty Corp.(a)	22,448	402,493
Thomas Properties Group Inc.(a)	78,006	329,185
ZipRealty Inc.(a)	37,359	97,133

		3,573,449

REAL ESTATE INVESTMENT TRUSTS—4.21%
Agree Realty Corp.	17,898	468,749
Apollo Commercial Real Estate Finance Inc.	40,643	664,513
Arbor Realty Trust Inc.(a)(b)	37,359	222,660
Associated Estates Realty Corp.(b)	81,152	1,240,814
BRT Realty Trust(a)	21,476	154,412
Campus Crest Communities Inc.	61,016	855,444
CapLease Inc.	118,825	691,562
Cedar Shopping Centers Inc.	104,643	658,204
Chatham Lodging Trust	20,764	358,179
Chesapeake Lodging Trust	30,500	573,705
Cogdell Spencer Inc.	89,770	520,666
Colony Financial Inc.	31,766	635,955
CreXus Investment Corp.	35,340	462,954
Cypress Sharpridge Investments Inc.	91,958	1,187,178
Dynex Capital Inc.	48,975	534,807
Education Realty Trust Inc.(b)	110,732	860,388
Excel Trust Inc.	34,452	416,869
FelCor Lodging Trust Inc.(a)	191,452	1,347,822
First Industrial Realty Trust Inc.(a)	123,773	1,084,251
Gladstone Commercial Corp.	24,301	457,588
Glimcher Realty Trust	164,412	1,381,061
Gramercy Capital Corp.(a)(b)	81,517	188,304
Hudson Pacific Properties Inc.	29,253	440,258
Kite Realty Group Trust	106,862	578,123
Monmouth Real Estate Investment Corp. Class A	61,638	523,923
MPG Office Trust Inc.(a)(b)	88,664	243,826
New York Mortgage Trust Inc.	36,576	254,569
Newcastle Investment Corp.(a)	122,170	818,539
NorthStar Realty Finance Corp.(b)	147,184	699,124
One Liberty Properties Inc.	18,485	308,700
PMC Commercial Trust	28,490	241,595
RAIT Financial Trust(a)	187,226	410,025
Ramco-Gershenson Properties Trust(b)	73,674	917,241
Two Harbors Investment Corp.	54,624	534,769
UMH Properties Inc.	27,613	281,653
Urstadt Biddle Properties Inc. Class A(b)	31,218	607,190
Winthrop Realty Trust(b)	45,595	583,160

		22,408,780

RETAIL—4.18%
A.C. Moore Arts & Crafts Inc.(a)	53,425	134,631
AFC Enterprises Inc.(a)	51,493	715,753
America’s Car-Mart Inc.(a)	19,160	518,853
Ark Restaurants Corp.	8,178	117,600
Benihana Inc. Class A(a)	28,399	230,884
Big 5 Sporting Goods Corp.	43,080	657,832

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Biglari Holdings Inc.(a)	2,813	1,153,921
Body Central Corp.(a)(b)	12,887	183,898
Bon-Ton Stores Inc. (The)(a)	24,089	304,967
Books-A-Million Inc.(b)	18,071	104,812
Borders Group Inc.(a)	96,786	87,127
Bravo Brio Restaurant Group Inc.(a)	22,944	439,836
Build-A-Bear Workshop Inc.(a)	37,189	284,124
Cache Inc.(a)	26,124	115,991
California Pizza Kitchen Inc.(a)	37,119	641,416
Caribou Coffee Co. Inc.(a)(b)	14,568	146,845
Carrols Restaurant Group Inc.(a)	28,732	213,191
Casual Male Retail Group Inc.(a)	83,091	393,851
Christopher & Banks Corp.	69,205	425,611
Conn’s Inc.(a)(b)	30,710	143,723
Cost Plus Inc.(a)(b)	32,322	313,523
dELiA*s Inc.(a)	78,468	136,534
Denny’s Corp.(a)	198,380	710,200
Destination Maternity Corp.(a)	10,409	394,813
Duckwall-ALCO Stores Inc.(a)	818	10,307
Einstein Noah Restaurant Group Inc.(a)	12,074	169,640
Famous Dave’s of America Inc.(a)	19,399	216,299
Frisch’s Restaurants Inc.	1,551	34,618
Gordmans Stores Inc.(a)	10,916	182,952
Hastings Entertainment Inc.(a)	13,623	83,373
Haverty Furniture Companies Inc.	35,694	463,308
HearUSA Inc.(a)	88,768	80,779
Hot Topic Inc.	88,724	556,300
Jamba Inc.(a)	119,422	271,088
Kenneth Cole Productions Inc. Class A(a)	16,207	202,425
Kirkland’s Inc.(a)	32,742	459,370
Krispy Kreme Doughnuts Inc.(a)	116,171	810,874
Lithia Motors Inc. Class A	43,439	620,743
Luby’s Inc.(a)	40,358	253,045
MarineMax Inc.(a)	44,438	415,495
McCormick & Schmick’s Seafood Restaurants Inc.(a)	30,634	278,463
Morton’s Restaurant Group Inc.(a)(b)	20,290	131,479
Movado Group Inc.(a)	30,245	488,154
Nathan’s Famous Inc.(a)	11,101	187,052
New York & Co. Inc.(a)	50,594	223,625
O’Charley’s Inc.(a)	37,434	269,525
Pacific Sunwear of California Inc.(a)	128,586	696,936
Pantry Inc. (The)(a)	45,723	908,059
PC Connection Inc.(a)	20,435	181,054
PC Mall Inc.(a)	22,321	168,970
Red Robin Gourmet Burgers Inc.(a)	30,435	653,439
Retail Ventures Inc.(a)	46,466	757,396
REX American Resources Corp.(a)	15,593	239,508
Ruth’s Hospitality Group Inc.(a)	61,071	282,759
Shoe Carnival Inc.(a)	17,948	484,596
Stein Mart Inc.	52,822	488,604
Susser Holdings Corp.(a)	17,444	241,599
Syms Corp.(a)	15,092	109,115
Titan Machinery Inc.(a)	26,397	509,462
Tuesday Morning Corp.(a)	58,448	308,605
West Marine Inc.(a)	30,394	321,569
Wet Seal Inc. Class A(a)	200,649	742,401
Zale Corp.(a)(b)	48,629	207,160

		22,280,082
SAVINGS & LOANS—2.57%
Abington Bancorp Inc.	45,090	537,924
BankAtlantic Bancorp Inc. Class A(a)(b)	66,610	76,602
BankFinancial Corp.	47,064	458,874
Berkshire Hills Bancorp Inc.	30,399	671,818

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

BofI Holding Inc.(a)	17,174	266,369
Brooklyn Federal Bancorp Inc.	9,845	12,700
Cape Bancorp Inc.(a)	31,801	270,308
CFS Bancorp Inc.	33,011	172,648
Chicopee Bancorp Inc.(a)(b)	24,084	304,663
Clifton Savings Bancorp Inc.	24,709	267,104
Community Bankers Trust Corp.(b)	74,632	77,617
Danvers Bancorp Inc.	40,906	722,809
ESB Financial Corp.	22,977	373,146
ESSA Bancorp Inc.	40,989	541,875
First Defiance Financial Corp.(a)	21,173	251,959
First Financial Holdings Inc.	34,352	395,392
First Financial Northwest Inc.(b)	43,095	172,811
First Place Financial Corp.(a)	45,292	118,212
Flushing Financial Corp.	63,132	883,848
Fox Chase Bancorp Inc.(a)	21,090	249,917
Hampden Bancorp Inc.	9,177	103,975
Home Bancorp Inc.(a)	25,971	358,919
Home Federal Bancorp Inc.	37,668	462,186
HopFed Bancorp Inc.	17,440	156,611
Kaiser Federal Financial Group Inc.(b)	9,945	115,163
Legacy Bancorp Inc.	29,478	387,341
Meridian Interstate Bancorp Inc.(a)	23,681	279,199
NASB Financial Inc.	8,537	143,080
OceanFirst Financial Corp.	33,431	430,257
Provident Financial Holdings Inc.	24,741	179,125
Provident New York Bancorp	80,709	846,637
Pulaski Financial Corp.	26,549	201,241
PVF Capital Corp.(a)(b)	58,007	105,573
Rockville Financial Inc.	21,320	260,530
Territorial Bancorp Inc.	29,644	590,212
United Community Financial Corp.(a)(b)	68,031	87,760
United Financial Bancorp Inc.	38,942	594,644
ViewPoint Financial Group	29,559	345,545
Westfield Financial Inc.	67,431	623,737
WSFS Financial Corp.	12,328	584,840

		13,683,171
SEMICONDUCTORS—3.94%
Advanced Analogic Technologies Inc.(a)	85,497	342,843
Aetrium Inc.(a)	34,286	79,886
Alpha & Omega Semiconductor Ltd.(a)	10,568	135,587
Amtech Systems Inc.(a)	17,963	451,769
ANADIGICS Inc.(a)	128,149	888,073
AuthenTec Inc.(a)(b)	71,963	179,907
Axcelis Technologies Inc.(a)	204,748	708,428
AXT Inc.(a)	62,221	649,587
Cascade Microtech Inc.(a)	18,345	79,250
CEVA Inc.(a)	41,460	849,930
Cohu Inc.	46,692	774,153
Conexant Systems Inc.(a)	159,046	259,245
DSP Group Inc.(a)	46,141	375,588
eMagin Corp.(a)(b)	35,394	212,364
EMCORE Corp.(a)(b)	175,868	189,937
Entropic Communications Inc.(a)(b)	128,482	1,552,063
Exar Corp.(a)	71,963	502,302
FSI International Inc.(a)	77,653	343,226
GSI Technology Inc.(a)	40,511	328,139
Ikanos Communications Inc.(a)	76,050	101,907
Inphi Corp.(a)	13,569	272,601
Integrated Silicon Solution Inc.(a)	51,709	415,223
inTEST Corp.(a)	29,118	74,251
IXYS Corp.(a)	46,922	545,234
Kopin Corp.(a)	130,498	542,872

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

Kulicke and Soffa Industries Inc.(a)	137,503	990,022
Mattson Technology Inc.(a)(b)	100,988	302,964
Mindspeed Technologies Inc.(a)	63,559	387,710
MIPS Technologies Inc. Class A(a)	99,988	1,515,818
MoSys Inc.(a)(b)	65,878	374,846
Nanometrics Inc.(a)	35,309	453,014
Pericom Semiconductor Corp.(a)	50,423	553,645
Photronics Inc.(a)	105,623	624,232
Pixelworks Inc.(a)	26,219	91,767
PLX Technology Inc.(a)	76,114	274,772
QuickLogic Corp.(a)	71,230	453,735
Ramtron International Corp.(a)	59,868	201,755
Richardson Electronics Ltd.	31,782	371,532
Rudolph Technologies Inc.(a)	63,914	526,012
Silicon Image Inc.(a)	150,811	1,108,461
Supertex Inc.(a)	19,193	464,087
Transwitch Corp.(a)	40,194	86,417
Ultra Clean Holdings Inc.(a)	44,220	411,688
Ultratech Inc.(a)	48,119	956,606

		21,003,448
SHIPBUILDING—0.06%
Todd Shipyards Corp.(b)	14,350	321,297

		321,297
SOFTWARE—2.99%
Accelrys Inc.(a)	110,906	920,520
Actuate Corp.(a)	91,770	523,089
American Software Inc. Class A	47,657	322,638
Bottomline Technologies Inc.(a)	62,825	1,363,931
Callidus Software Inc.(a)	58,014	292,390
CDC Corp. Class A(a)	59,225	207,880
Computer Programs and Systems Inc.	19,479	912,396
Concurrent Computer Corp.(a)	21,597	108,849
Convio Inc.(a)	14,308	118,470
DemandTec Inc.(a)	38,469	417,004
Digi International Inc.(a)	51,178	568,076
DynaVox Inc.(a)	23,417	120,129
Envestnet Inc.(a)	15,444	263,475
Evolving Systems Inc.	20,680	172,058
FalconStor Software Inc.(a)	60,439	202,471
Geeknet Inc.(a)	8,916	222,811
Global Defense Technology & Systems Inc.(a)	10,927	184,229
Glu Mobile Inc.(a)	45,789	94,783
GSE Systems Inc.(a)	41,832	151,432
Guidance Software Inc.(a)	29,314	210,768
inContact Inc.(a)(b)	67,522	222,823
InnerWorkings Inc.(a)	47,370	310,273
Interactive Intelligence Inc.(a)	25,688	671,998
Market Leader Inc.(a)	54,508	95,934
Medidata Solutions Inc.(a)	37,828	903,333
MoneyGram International Inc.(a)	165,076	447,356
Monotype Imaging Holdings Inc.(a)	43,725	485,347
Omnicell Inc.(a)	65,208	942,255
OPNET Technologies Inc.	25,965	695,083
PDF Solutions Inc.(a)	47,035	226,709
Peerless Systems Corp.(a)(b)	38,743	122,040
Pervasive Software Inc.(a)	34,780	179,465
PROS Holdings Inc.(a)	38,331	436,590
QAD Inc. Class A(a)	10,149	92,356
Renaissance Learning Inc.	26,058	308,527
Schawk Inc.	21,400	440,412
Scientific Learning Corp.(a)	33,792	102,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

SeaChange International Inc.(a)	57,481	491,462
Smith Micro Software Inc.(a)	60,727	955,843
SoundBite Communications Inc.(a)(b)	15,710	43,988
Trident Microsystems Inc.(a)	129,852	231,136
Versant Corp.(a)	9,723	114,829

		15,897,886
TELECOMMUNICATIONS—4.19%
8x8 Inc.(a)(b)	129,390	307,948
Alaska Communications Systems Group Inc.	88,732	984,925
Alliance Fiber Optic Products Inc.(a)	13,036	204,405
Anaren Inc.(a)	29,631	617,806
Applied Signal Technology Inc.	26,678	1,010,829
Aviat Networks Inc.(a)	116,724	591,791
Aware Inc.(a)	39,367	110,228
BigBand Networks Inc.(a)	104,369	292,233
CalAmp Corp.(a)	59,511	186,865
Clearfield Inc.(a)	37,443	151,644
Communications Systems Inc.	16,786	233,997
Consolidated Communications Holdings Inc.	49,482	955,003
CPI International Inc.(a)	15,182	293,772
Ditech Networks Inc.(a)	74,115	105,984
EMS Technologies Inc.(a)	31,533	623,723
EndWave Corp.(a)	31,535	70,954
Extreme Networks Inc.(a)	181,773	561,679
FiberTower Corp.(a)(b)	101,792	453,992
General Communication Inc. Class A(a)	80,552	1,019,788
Globecomm Systems Inc.(a)	43,667	436,670
Hickory Tech Corp.	31,787	305,155
Hypercom Corp.(a)	91,454	765,470
I.D. Systems Inc.(a)	23,571	78,020
ICO Global Communications (Holdings) Ltd.(a)	188,366	282,549
IDT Corp. Class B	28,023	718,790
Knology Inc.(a)	60,992	953,305
KVH Industries Inc.(a)	31,739	379,281
Meru Networks Inc.(a)(b)	11,483	177,068
Motricity Inc.(a)	10,221	189,804
Network Equipment Technologies Inc.(a)	61,238	283,532
Newport Corp.(a)	73,259	1,272,509
Novatel Wireless Inc.(a)	60,876	581,366
Numerex Corp. Class A(a)	5,323	47,747
Occam Networks Inc.(a)	26,702	231,506
Oplink Communications Inc.(a)	38,123	704,132
Opnext Inc.(a)	91,246	160,593
ORBCOMM Inc.(a)	73,925	191,466
ParkerVision Inc.(a)(b)	74,401	32,736
Powerwave Technologies Inc.(a)	265,649	674,748
Preformed Line Products Co.	4,897	286,597
ShoreTel Inc.(a)	91,692	716,115
SureWest Communications(a)	31,182	333,647
Symmetricom Inc.(a)	89,893	637,341
TeleNav Inc.(a)	17,406	126,716
Telular Corp.	32,159	214,179
TESSCO Technologies Inc.	11,659	185,961
Tollgrade Communications Inc.(a)	21,772	202,044
USA Mobility Inc.	44,679	793,946
UTStarcom Inc.(a)(b)	228,289	470,275
Vonage Holdings Corp.(a)	203,678	456,239
Warwick Valley Telephone Co.	10,858	150,383
Westell Technologies Inc.(a)	109,947	359,527
Zhone Technologies Inc.(a)	51,712	138,071

		22,315,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

TEXTILES—0.07%
Culp Inc.(a)	19,509	202,113
Dixie Group Inc.(a)	26,261	94,277
Forward Industries Inc.(a)(b)	21,537	69,349

		365,739
TOYS, GAMES & HOBBIES—0.27%
Dreams Inc.(a)(b)	52,650	138,996
LeapFrog Enterprises Inc.(a)	67,937	377,051
RC2 Corp.(a)	43,077	937,786

		1,453,833
TRANSPORTATION—1.96%
Air T Inc.	10,062	96,897
Air Transport Services Group Inc.(a)	108,681	858,580
Baltic Trading Ltd.	34,194	349,121
CAI International Inc.(a)	20,284	397,566
Celadon Group Inc.(a)	39,471	583,776
Covenant Transportation Group Class A(a)	17,253	167,699
DHT Maritime Inc.	100,316	466,469
Dynamex Inc.(a)	19,583	484,875
Eagle Bulk Shipping Inc.(a)(b)	120,856	601,863
Echo Global Logistics Inc.(a)(b)	21,880	263,435
Express-1 Expedited Solutions Inc.(a)(b)	68,534	174,762
Frozen Food Express Industries Inc.(a)	39,800	176,712
Horizon Lines Inc. Class A(b)	62,898	274,864
International Shipholding Corp.	12,601	320,065
Knightsbridge Tankers Ltd.	48,551	1,081,231
P.A.M. Transportation Services Inc.(a)	10,157	113,962
Pacer International Inc.(a)	69,961	478,533
PHI Inc.(a)	27,470	517,535
Quality Distribution Inc.(a)	21,384	194,381
Rand Logistics Inc.(a)	30,848	148,070
Roadrunner Transportation Systems Inc.(a)	21,704	313,840
Saia Inc.(a)	32,186	533,966
Scorpio Tankers Inc.(a)	37,123	375,314
Teekay Tankers Ltd. Class A	63,506	783,664
Ultrapetrol (Bahamas) Ltd.(a)	47,442	305,052
Universal Truckload Services Inc.(a)	11,745	186,980
USA Truck Inc.(a)	15,960	211,151

		10,460,363
TRUCKING & LEASING—0.18%
Greenbrier Companies Inc. (The)(a)	37,648	790,231
Willis Lease Finance Corp.(a)(b)	13,321	173,573

		963,804
WATER—0.63%
Artesian Resources Corp. Class A	18,967	359,425
Connecticut Water Service Inc.	18,620	519,126
Consolidated Water Co. Ltd.	29,651	271,900
Middlesex Water Co.	31,786	583,273
Pennichuck Corp.	11,771	322,054
Pure Cycle Corp.(a)	37,933	134,662
SJW Corp.	25,086	664,026

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

York Water Co. (The)	27,562	476,547

		3,331,013

TOTAL COMMON STOCKS
(Cost: $558,704,046)		531,237,156

Security	Shares	Value

RIGHTS—0.02%

APPAREL—0.00%
Iconix Brand Group Inc.(a)(c)	21,276	2

		2
BIOTECHNOLOGY—0.00%
Avigen Inc.(a)(c)	58,627	2,345

		2,345
ENERGY - ALTERNATE SOURCES—0.02%
BioFuel Energy Corp.(a)(c)	95,306	112,461

		112,461
PHARMACEUTICALS—0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5
Trubion Pharmaceuticals Inc.(a)(c)	17,544	2

		7

TOTAL RIGHTS
(Cost: $898)		114,815

Security	Principal	Value

CONVERTIBLE NOTES—0.00%

PHARMACEUTICALS—0.00%
MediciNova Inc.(a)(c)	811	—

		—

TOTAL CONVERTIBLE NOTES
(Cost: $636)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.31%

MONEY MARKET FUNDS—10.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	47,311,164	47,311,164
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	6,876,064	6,876,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	709,269	709,269

		54,896,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,896,497)		54,896,497

TOTAL INVESTMENTS IN SECURITIES—110.11%
(Cost: $613,602,077)		586,248,468
Other Assets, Less Liabilities—(10.11)%		(53,810,590)

NET ASSETS—100.00%		$532,437,878

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.20%
Clear Channel Outdoor Holdings Inc. Class A(a)	62,000	$870,480
Interpublic Group of Companies Inc. (The)(a)	746,953	7,932,641
Lamar Advertising Co. Class A(a)	87,354	3,480,183

		12,283,304
AEROSPACE & DEFENSE—1.01%
Alliant Techsystems Inc.(a)	50,185	3,735,270
BE Aerospace Inc.(a)	145,997	5,406,269
Goodrich Corp.	190,479	16,775,485
L-3 Communications Holdings Inc.	176,138	12,415,968
Rockwell Collins Inc.	239,516	13,954,202
Spirit AeroSystems Holdings Inc. Class A(a)	161,067	3,351,804
TransDigm Group Inc.(a)	74,975	5,398,950

		61,037,948
AGRICULTURE—0.56%
Bunge Ltd.(b)	219,369	14,373,057
Lorillard Inc.	232,582	19,085,679

		33,458,736
AIRLINES—0.80%
AMR Corp.(a)	504,633	3,931,091
Copa Holdings SA Class A	46,566	2,739,943
Delta Air Lines Inc.(a)	1,201,865	15,143,499
Southwest Airlines Co.	1,132,474	14,699,513
United Continental Holdings Inc.(a)(b)	478,900	11,407,398

		47,921,444
APPAREL—1.01%
Coach Inc.	465,103	25,724,847
Guess? Inc.	98,829	4,676,588
Hanesbrands Inc.(a)	144,850	3,679,190
Phillips-Van Heusen Corp.	85,765	5,404,053
Polo Ralph Lauren Corp.	85,375	9,469,795
VF Corp.	134,050	11,552,429

		60,506,902
AUTO MANUFACTURERS—0.19%
Navistar International Corp.(a)	108,213	6,266,615
Oshkosh Corp.(a)	136,474	4,809,343
Tesla Motors Inc.(a)(b)	22,779	606,605

		11,682,563
AUTO PARTS & EQUIPMENT—0.80%
Autoliv Inc.	130,354	10,290,145
BorgWarner Inc.(a)	179,149	12,963,222
Federal-Mogul Corp. Class A(a)	29,985	619,190
Goodyear Tire & Rubber Co. (The)(a)	369,130	4,374,190
Lear Corp.(a)	75,310	7,433,850
TRW Automotive Holdings Corp.(a)	119,852	6,316,200

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

WABCO Holdings Inc.(a)	97,746	5,955,664

		47,952,461
BANKS—2.72%
Associated Banc-Corp	262,442	3,975,996
BancorpSouth Inc.	126,780	2,022,141
Bank of Hawaii Corp.	72,892	3,441,231
BOK Financial Corp.	38,873	2,075,818
CapitalSource Inc.	492,248	3,494,961
City National Corp.	69,342	4,254,825
Comerica Inc.	268,344	11,334,851
Commerce Bancshares Inc.	116,063	4,611,183
Cullen/Frost Bankers Inc.	79,657	4,868,636
East West Bancorp Inc.	226,024	4,418,769
Fifth Third Bancorp	1,209,419	17,754,271
First Citizens BancShares Inc. Class A	8,228	1,555,503
First Horizon National Corp.(a)	363,694	4,284,315
Fulton Financial Corp.	301,202	3,114,429
Huntington Bancshares Inc.	1,094,919	7,522,093
KeyCorp	1,337,975	11,841,079
M&T Bank Corp.	111,989	9,748,642
Marshall & Ilsley Corp.	800,703	5,540,865
Popular Inc.(a)	1,563,542	4,909,522
Regions Financial Corp.	1,911,339	13,379,373
SunTrust Banks Inc.	760,604	22,445,424
Synovus Financial Corp.	1,174,090	3,099,598
TCF Financial Corp.	215,775	3,195,628
Valley National Bancorp	244,332	3,493,948
Wilmington Trust Corp.	138,634	601,672
Zions Bancorporation(b)	264,700	6,413,681

		163,398,454
BEVERAGES—1.05%
Brown-Forman Corp. Class B NVS	161,880	11,270,086
Coca-Cola Enterprises Inc.	515,520	12,903,466
Constellation Brands Inc. Class A(a)	278,810	6,175,641
Dr Pepper Snapple Group Inc.	345,498	12,147,710
Green Mountain Coffee Roasters Inc.(a)(b)	168,284	5,529,812
Hansen Natural Corp.(a)	100,394	5,248,598
Molson Coors Brewing Co. Class B NVS	200,581	10,067,160

		63,342,473
BIOTECHNOLOGY—1.17%
Alexion Pharmaceuticals Inc.(a)	136,642	11,006,513
Bio-Rad Laboratories Inc. Class A(a)	29,581	3,071,987
Charles River Laboratories International Inc.(a)	88,155	3,133,029
Human Genome Sciences Inc.(a)	284,967	6,807,862
Illumina Inc.(a)	185,351	11,740,132
Life Technologies Corp.(a)	277,874	15,422,007
Myriad Genetics Inc.(a)	140,559	3,210,367
Regeneron Pharmaceuticals Inc.(a)	106,761	3,504,964
Talecris Biotherapeutics Holdings Corp.(a)	78,756	1,835,015
Vertex Pharmaceuticals Inc.(a)	307,735	10,779,957

		70,511,833
BUILDING MATERIALS—0.45%
Armstrong World Industries Inc.	30,568	1,314,424
Eagle Materials Inc.	66,623	1,882,100
Lennox International Inc.	71,322	3,372,817

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Martin Marietta Materials Inc.	69,030	6,367,327
Masco Corp.	548,381	6,942,504
Owens Corning(a)	174,602	5,438,852
USG Corp.(a)(b)	104,588	1,760,216

		27,078,240
CHEMICALS—2.82%
Airgas Inc.	127,205	7,945,224
Albemarle Corp.	139,694	7,792,131
Ashland Inc.	119,995	6,102,946
Cabot Corp.	99,245	3,736,574
Celanese Corp. Series A	239,199	9,847,823
CF Industries Holdings Inc.	108,390	14,648,908
Cytec Industries Inc.	74,765	3,967,031
Eastman Chemical Co.	110,400	9,282,432
Ecolab Inc.	355,102	17,904,243
FMC Corp.	111,010	8,868,589
Huntsman Corp.	288,866	4,509,198
International Flavors & Fragrances Inc.	121,664	6,763,302
Intrepid Potash Inc.(a)(b)	68,731	2,562,979
Lubrizol Corp.	103,811	11,095,320
PPG Industries Inc.	253,075	21,276,015
RPM International Inc.	196,827	4,349,877
Sherwin-Williams Co. (The)	140,281	11,748,534
Sigma-Aldrich Corp.	184,728	12,295,496
Valspar Corp. (The)	150,719	5,196,791

		169,893,413
COAL—1.36%
Alpha Natural Resources Inc.(a)	184,822	11,094,865
Arch Coal Inc.	246,994	8,659,610
CONSOL Energy Inc.	343,462	16,740,338
Massey Energy Co.	156,447	8,393,381
Peabody Energy Corp.	409,755	26,216,125
Walter Energy Inc.	81,566	10,427,397

		81,531,716
COMMERCIAL SERVICES—2.84%
Aaron’s Inc.	110,291	2,248,833
Alliance Data Systems Corp.(a)(b)	81,061	5,757,763
Apollo Group Inc. Class A(a)	197,072	7,782,373
Booz Allen Hamilton Holding Corp.(a)	21,403	415,860
Career Education Corp.(a)	99,126	2,054,882
Convergys Corp.(a)	151,133	1,990,422
CoreLogic Inc.	179,730	3,328,600
Corrections Corp. of America(a)	172,638	4,326,308
DeVry Inc.	96,602	4,634,964
Education Management Corp.(a)(b)	66,434	1,202,455
Emergency Medical Services Corp. Class A(a)	45,593	2,945,764
Equifax Inc.	193,665	6,894,474
FTI Consulting Inc.(a)	71,312	2,658,511
Gartner Inc.(a)	111,434	3,699,609
Genpact Ltd.(a)	100,169	1,522,569
Green Dot Corp. Class A(a)(b)	7,943	450,686
H&R Block Inc.	471,511	5,615,696
Hertz Global Holdings Inc.(a)(b)	293,483	4,252,569
Hillenbrand Inc.	94,595	1,968,522
Iron Mountain Inc.	279,500	6,990,295
ITT Educational Services Inc.(a)(b)	48,568	3,093,296
KAR Auction Services Inc.(a)	42,366	584,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Lender Processing Services Inc.	143,775	4,244,238
Manpower Inc.	125,130	7,853,159
Monster Worldwide Inc.(a)	191,524	4,525,712
Moody’s Corp.	311,889	8,277,534
Morningstar Inc.	34,006	1,805,038
Pharmaceutical Product Development Inc.	160,163	4,346,824
Quanta Services Inc.(a)	321,422	6,402,726
R.R. Donnelley & Sons Co.	315,779	5,516,659
Robert Half International Inc.	229,438	7,020,803
SAIC Inc.(a)	472,258	7,490,012
Service Corp. International	386,813	3,191,207
Strayer Education Inc.(b)	21,101	3,211,994
Towers Watson & Co. Class A	65,130	3,390,668
Verisk Analytics Inc. Class A(a)	157,339	5,362,113
VistaPrint NV(a)	67,079	3,085,634
Weight Watchers International Inc.	50,514	1,893,770
Western Union Co.	1,022,730	18,992,096

		171,029,289
COMPUTERS—2.26%
Brocade Communications Systems Inc.(a)	673,856	3,564,698
Cadence Design Systems Inc.(a)	410,411	3,389,995
Computer Sciences Corp.	234,736	11,642,906
Diebold Inc.	100,095	3,208,045
DST Systems Inc.	53,861	2,388,735
FactSet Research Systems Inc.	70,995	6,656,491
IHS Inc. Class A(a)	73,553	5,912,926
Lexmark International Inc. Class A(a)	120,387	4,191,875
MICROS Systems Inc.(a)	121,870	5,345,218
NCR Corp.(a)	243,301	3,739,536
NetApp Inc.(a)	525,265	28,868,564
SanDisk Corp.(a)	349,947	17,448,358
Seagate Technology PLC(a)	741,837	11,149,810
Synopsys Inc.(a)	227,425	6,120,007
Teradata Corp.(a)	254,008	10,454,969
Western Digital Corp.(a)	348,673	11,820,015

		135,902,148
COSMETICS & PERSONAL CARE—0.62%
Alberto-Culver Co.	129,896	4,811,348
Avon Products Inc.	651,853	18,942,848
Estee Lauder Companies Inc. (The) Class A	167,795	13,541,057

		37,295,253
DISTRIBUTION & WHOLESALE—0.92%
Central European Distribution Corp.(a)	108,470	2,483,963
Fastenal Co.(b)	201,481	12,070,727
Genuine Parts Co.	241,654	12,406,516
Ingram Micro Inc. Class A(a)	238,085	4,545,043
LKQ Corp.(a)	216,801	4,925,719
Tech Data Corp.(a)	70,585	3,107,152
W.W. Grainger Inc.	89,229	12,323,417
WESCO International Inc.(a)	64,482	3,404,649

		55,267,186
DIVERSIFIED FINANCIAL SERVICES—3.34%
Affiliated Managers Group Inc.(a)	77,774	7,716,736
Ameriprise Financial Inc.	391,815	22,548,953
CBOE Holdings Inc.	20,390	466,116

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

CIT Group Inc.(a)	304,414	14,337,900
Discover Financial Services	827,537	15,334,261
E*TRADE Financial Corp.(a)	334,748	5,355,968
Eaton Vance Corp.	179,130	5,415,100
Federated Investors Inc. Class B(b)	135,096	3,535,462
Greenhill & Co. Inc.	44,987	3,674,538
Interactive Brokers Group Inc. Class A	55,111	982,078
IntercontinentalExchange Inc.(a)	112,526	13,407,473
Invesco Ltd.	712,337	17,138,828
Janus Capital Group Inc.	278,928	3,617,696
Jefferies Group Inc.(b)	177,025	4,714,176
Lazard Ltd. Class A(b)	139,899	5,524,612
Legg Mason Inc.	235,118	8,527,730
LPL Investment Holdings Inc.(a)	26,330	957,622
NASDAQ OMX Group Inc. (The)(a)	205,617	4,875,179
NYSE Euronext Inc.	398,197	11,937,946
Raymond James Financial Inc.	150,769	4,930,146
SLM Corp.(a)	741,022	9,329,467
T. Rowe Price Group Inc.	395,695	25,538,155
TD AMERITRADE Holding Corp.	356,684	6,773,429
Waddell & Reed Financial Inc. Class A	131,218	4,630,683

		201,270,254
ELECTRIC—5.00%
AES Corp. (The)(a)	1,019,191	12,413,746
Allegheny Energy Inc.	259,418	6,288,292
Alliant Energy Corp.	169,422	6,229,647
Ameren Corp.	362,524	10,219,552
Calpine Corp.(a)	533,585	7,118,024
CenterPoint Energy Inc.	640,021	10,061,130
CMS Energy Corp.	373,600	6,948,960
Consolidated Edison Inc.	429,030	21,267,017
Constellation Energy Group Inc.	281,132	8,611,073
DPL Inc.	180,493	4,640,475
DTE Energy Co.	256,241	11,612,842
Edison International	495,748	19,135,873
FirstEnergy Corp.	463,850	17,171,727
GenOn Energy Inc.(a)	1,176,677	4,483,139
Great Plains Energy Inc.	205,709	3,988,698
Hawaiian Electric Industries Inc.	141,457	3,223,805
Integrys Energy Group Inc.	117,773	5,713,168
ITC Holdings Corp.	76,126	4,718,289
MDU Resources Group Inc.	287,898	5,835,692
Northeast Utilities	268,669	8,565,168
NRG Energy Inc.(a)	389,100	7,603,014
NSTAR	163,240	6,887,096
NV Energy Inc.	356,605	5,010,300
OGE Energy Corp.	148,618	6,768,064
Ormat Technologies Inc.	29,848	882,904
Pepco Holdings Inc.	341,267	6,228,123
Pinnacle West Capital Corp.	165,715	6,868,887
PPL Corp.	733,689	19,310,695
Progress Energy Inc.	436,957	18,998,890
SCANA Corp.	172,470	7,002,282
TECO Energy Inc.	327,426	5,828,183
Westar Energy Inc.	182,481	4,591,222
Wisconsin Energy Corp.	177,892	10,470,723
Xcel Energy Inc.	699,297	16,468,444

		301,165,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
AMETEK Inc.	243,564	9,559,887
Energizer Holdings Inc.(a)	106,910	7,793,739
General Cable Corp.(a)	79,107	2,775,865
Hubbell Inc. Class B	91,146	5,480,609
Molex Inc.(b)	202,148	4,592,802
SunPower Corp. Class A(a)(b)	148,041	1,899,366

		32,102,268
ELECTRONICS—2.09%
Agilent Technologies Inc.(a)	529,716	21,946,134
Amphenol Corp. Class A	264,083	13,938,301
Arrow Electronics Inc.(a)	184,440	6,317,070
Avnet Inc.(a)	232,080	7,665,602
AVX Corp.	73,305	1,131,096
Dolby Laboratories Inc. Class A(a)	81,268	5,420,576
FLIR Systems Inc.(a)	234,400	6,973,400
Garmin Ltd.(b)	171,977	5,329,567
Gentex Corp.	212,296	6,275,470
Itron Inc.(a)	61,138	3,390,102
Jabil Circuit Inc.	273,807	5,500,783
Mettler-Toledo International Inc.(a)	51,435	7,777,486
National Instruments Corp.	87,809	3,305,131
PerkinElmer Inc.	178,988	4,621,470
Thomas & Betts Corp.(a)	80,121	3,869,844
Trimble Navigation Ltd.(a)	185,469	7,405,777
Vishay Intertechnology Inc.(a)	232,496	3,413,041
Vishay Precision Group Inc.(a)	18,678	351,894
Waters Corp.(a)	141,451	10,992,157

		125,624,901
ENERGY - ALTERNATE SOURCES—0.24%
Covanta Holding Corp.	196,560	3,378,866
First Solar Inc.(a)(b)	84,342	10,976,268

		14,355,134
ENGINEERING & CONSTRUCTION—1.00%
AECOM Technology Corp.(a)	154,109	4,310,429
Chicago Bridge & Iron Co. NV(a)	153,787	5,059,592
Fluor Corp.	271,970	18,020,732
Jacobs Engineering Group Inc.(a)	190,864	8,751,115
KBR Inc.	230,577	7,025,681
McDermott International Inc.(a)	351,328	7,268,976
Shaw Group Inc. (The)(a)	128,072	4,383,905
URS Corp.(a)	125,661	5,228,754

		60,049,184
ENTERTAINMENT—0.39%
Bally Technologies Inc.(a)	84,530	3,566,321
DreamWorks Animation SKG Inc. Class A(a)	112,537	3,316,465
International Game Technology	455,468	8,057,229
International Speedway Corp. Class A	45,497	1,190,657
Madison Square Garden Inc. Class A(a)	91,676	2,363,407
Penn National Gaming Inc.(a)	103,285	3,630,468
Regal Entertainment Group Class A	122,410	1,437,093

		23,561,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

ENVIRONMENTAL CONTROL—0.60%
Nalco Holding Co.	196,922	6,289,689
Republic Services Inc.	494,461	14,764,605
Stericycle Inc.(a)(b)	129,078	10,444,992
Waste Connections Inc.	176,801	4,867,331

		36,366,617
FOOD—2.75%
Campbell Soup Co.	279,660	9,718,185
ConAgra Foods Inc.	678,004	15,309,330
Corn Products International Inc.	114,289	5,257,294
Dean Foods Co.(a)	275,561	2,435,959
Del Monte Foods Co.	302,193	5,681,228
Flowers Foods Inc.	115,429	3,106,194
H.J. Heinz Co.	482,162	23,847,733
Hershey Co. (The)	234,126	11,039,041
Hormel Foods Corp.	104,945	5,379,481
J.M. Smucker Co. (The)	181,287	11,901,492
McCormick & Co. Inc. NVS	202,112	9,404,271
Ralcorp Holdings Inc.(a)	83,363	5,419,429
Safeway Inc.	592,760	13,331,172
Sara Lee Corp.	1,006,199	17,618,545
Smithfield Foods Inc.(a)	208,703	4,305,543
SUPERVALU Inc.	322,096	3,101,785
Tyson Foods Inc. Class A	455,938	7,851,252
Whole Foods Market Inc.(a)	212,920	10,771,623

		165,479,557
FOREST PRODUCTS & PAPER—1.07%
Domtar Corp.	64,264	4,878,923
International Paper Co.	664,333	18,096,431
MeadWestvaco Corp.	261,102	6,830,428
Plum Creek Timber Co. Inc.(b)	248,046	9,289,323
Rayonier Inc.	122,559	6,436,799
Temple-Inland Inc.	163,264	3,467,727
Weyerhaeuser Co.	814,691	15,422,101

		64,421,732
GAS—1.02%
AGL Resources Inc.	119,378	4,279,701
Atmos Energy Corp.	141,432	4,412,678
Energen Corp.	109,100	5,265,166
National Fuel Gas Co.	111,771	7,334,413
NiSource Inc.	423,200	7,456,784
Sempra Energy	376,648	19,766,487
Southern Union Co.	189,596	4,563,576
UGI Corp.	165,737	5,233,975
Vectren Corp.	123,273	3,128,669

		61,441,449
HAND & MACHINE TOOLS—0.57%
Kennametal Inc.	124,192	4,900,616
Lincoln Electric Holdings Inc.	64,669	4,220,946
Regal Beloit Corp.	58,880	3,930,829
Snap-on Inc.	87,829	4,969,365
Stanley Black & Decker Inc.	244,068	16,320,827

		34,342,583

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

HEALTH CARE - PRODUCTS—2.62%
Alere Inc.(a)	127,654	4,672,136
Beckman Coulter Inc.	106,654	8,023,580
Boston Scientific Corp.(a)	2,307,252	17,465,898
C.R. Bard Inc.	144,715	13,280,496
CareFusion Corp.(a)	275,609	7,083,151
Cooper Companies Inc. (The)	68,981	3,886,390
DENTSPLY International Inc.	223,567	7,639,284
Edwards Lifesciences Corp.(a)	172,404	13,937,139
Gen-Probe Inc.(a)	75,336	4,395,856
Henry Schein Inc.(a)	139,445	8,560,529
Hill-Rom Holdings Inc.	95,802	3,771,725
Hologic Inc.(a)	396,109	7,454,771
IDEXX Laboratories Inc.(a)(b)	87,598	6,063,534
Intuitive Surgical Inc.(a)	59,598	15,361,384
Kinetic Concepts Inc.(a)	94,887	3,973,868
Patterson Companies Inc.	155,107	4,750,927
ResMed Inc.(a)(b)	231,558	8,021,169
TECHNE Corp.	56,584	3,715,871
Thoratec Corp.(a)	87,884	2,488,875
Varian Medical Systems Inc.(a)	187,999	13,024,571

		157,571,154
HEALTH CARE - SERVICES—1.66%
Brookdale Senior Living Inc.(a)	131,236	2,809,763
Community Health Systems Inc.(a)	144,117	5,385,652
Covance Inc.(a)(b)	98,220	5,049,490
Coventry Health Care Inc.(a)	224,730	5,932,872
DaVita Inc.(a)	148,458	10,316,346
Health Management Associates Inc. Class A(a)	380,014	3,625,334
Health Net Inc.(a)	152,443	4,160,170
Humana Inc.(a)	258,995	14,177,386
Laboratory Corp. of America Holdings(a)	158,808	13,962,399
LifePoint Hospitals Inc.(a)	83,927	3,084,317
Lincare Holdings Inc.	150,822	4,046,554
MEDNAX Inc.(a)	71,594	4,817,560
Quest Diagnostics Inc.	214,985	11,602,741
Tenet Healthcare Corp.(a)	734,875	4,916,314
Universal Health Services Inc. Class B	136,431	5,923,834

		99,810,732
HOLDING COMPANIES - DIVERSIFIED—0.14%
Leucadia National Corp.	297,617	8,684,464

		8,684,464
HOME BUILDERS—0.48%
D.R. Horton Inc.	422,489	5,040,294
KB Home	116,831	1,576,050
Lennar Corp. Class A	241,774	4,533,263
M.D.C. Holdings Inc.	57,413	1,651,772
NVR Inc.(a)	8,954	6,187,393
Pulte Group Inc.(a)	511,413	3,845,826
Thor Industries Inc.	50,967	1,730,839
Toll Brothers Inc.(a)	220,140	4,182,660

		28,748,097
HOME FURNISHINGS—0.32%
Harman International Industries Inc.(a)	105,723	4,894,975

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Tempur-Pedic International Inc.(a)	104,115	4,170,847
Whirlpool Corp.	114,322	10,155,223

		19,221,045
HOUSEHOLD PRODUCTS & WARES—1.00%
Avery Dennison Corp.	168,869	7,149,913
Church & Dwight Co. Inc.	108,223	7,469,552
Clorox Co. (The)	214,327	13,562,613
Fortune Brands Inc.	231,797	13,965,769
Fossil Inc.(a)	80,240	5,655,315
Jarden Corp.	141,183	4,358,319
Scotts Miracle-Gro Co. (The) Class A	69,734	3,540,395
Tupperware Brands Corp.	96,297	4,590,478

		60,292,354
HOUSEWARES—0.18%
Newell Rubbermaid Inc.	443,423	8,061,430
Toro Co. (The)	47,460	2,925,435

		10,986,865
INSURANCE—5.42%
Alleghany Corp.(a)	10,207	3,127,119
Allied World Assurance Co. Holdings Ltd.	64,794	3,851,355
American Financial Group Inc.	130,366	4,209,518
American International Group Inc.(a)(b)	184,466	10,628,931
American National Insurance Co.	10,662	912,880
Aon Corp.	500,009	23,005,414
Arch Capital Group Ltd.(a)	75,539	6,651,209
Arthur J. Gallagher & Co.	157,576	4,582,310
Aspen Insurance Holdings Ltd.	117,381	3,359,444
Assurant Inc.	170,878	6,582,221
Assured Guaranty Ltd.	280,823	4,970,567
Axis Capital Holdings Ltd.	182,347	6,542,610
Brown & Brown Inc.	171,822	4,113,419
CIGNA Corp.	421,013	15,434,337
Cincinnati Financial Corp.	223,358	7,078,215
CNA Financial Corp.(a)	40,133	1,085,598
Endurance Specialty Holdings Ltd.(b)	63,246	2,913,743
Erie Indemnity Co. Class A	43,401	2,841,463
Everest Re Group Ltd.	83,980	7,123,184
Fidelity National Financial Inc. Class A	348,560	4,768,301
Genworth Financial Inc. Class A(a)	744,390	9,781,285
Hanover Insurance Group Inc. (The)	68,069	3,180,184
Hartford Financial Services Group Inc. (The)	675,753	17,900,697
HCC Insurance Holdings Inc.	174,575	5,052,200
Lincoln National Corp.	460,317	12,801,416
Markel Corp.(a)	14,998	5,671,194
Marsh & McLennan Companies Inc.	823,503	22,514,572
MBIA Inc.(a)(b)	236,612	2,836,978
Mercury General Corp.	40,648	1,748,270
Old Republic International Corp.	393,935	5,369,334
OneBeacon Insurance Group Ltd.	35,190	533,480
PartnerRe Ltd.	119,101	9,569,765
Principal Financial Group Inc.	486,526	15,841,287
Progressive Corp. (The)	1,020,091	20,269,208
Protective Life Corp.	129,951	3,461,895
Reinsurance Group of America Inc.	111,953	6,012,996
RenaissanceRe Holdings Ltd.	83,389	5,311,045
StanCorp Financial Group Inc.	71,872	3,244,302
Symetra Financial Corp.	52,015	712,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Torchmark Corp.	126,064	7,531,063
Transatlantic Holdings Inc.	97,885	5,052,824
Unitrin Inc.	78,264	1,920,599
Unum Group	506,502	12,267,478
Validus Holdings Ltd.	111,999	3,428,289
W.R. Berkley Corp.	183,651	5,028,364
Wesco Financial Corp.	2,037	750,451
White Mountains Insurance Group Ltd.	11,555	3,877,858
XL Group PLC	491,379	10,721,890

		326,173,368
INTERNET—2.12%
Akamai Technologies Inc.(a)	276,359	13,002,691
AOL Inc.(a)	162,535	3,853,705
Equinix Inc.(a)	69,007	5,607,509
Expedia Inc.	312,156	7,831,994
F5 Networks Inc.(a)	121,956	15,873,793
IAC/InterActiveCorp(a)	109,417	3,140,268
Liberty Media Corp. - Liberty Interactive Group Series A(a)	909,006	14,335,024
McAfee Inc.(a)	237,446	10,996,124
Netflix Inc.(a)(b)	60,767	10,676,762
Priceline.com Inc.(a)	72,306	28,889,862
VeriSign Inc.	262,746	8,583,912
WebMD Health Corp.(a)	90,382	4,614,905

		127,406,549
INVESTMENT COMPANIES—0.08%
Ares Capital Corp.	291,718	4,807,513

		4,807,513
IRON & STEEL—0.94%
AK Steel Holding Corp.	166,915	2,732,399
Allegheny Technologies Inc.	150,520	8,305,694
Carpenter Technology Corp.	66,806	2,688,273
Cliffs Natural Resources Inc.	206,082	16,076,457
Reliance Steel & Aluminum Co.	112,912	5,769,803
Schnitzer Steel Industries Inc. Class A	33,329	2,212,712
Steel Dynamics Inc.	328,987	6,020,462
United States Steel Corp.	218,203	12,747,419

		56,553,219
LEISURE TIME—0.43%
Harley-Davidson Inc.	358,317	12,422,850
Royal Caribbean Cruises Ltd.(a)	201,280	9,460,160
WMS Industries Inc.(a)	88,352	3,997,045

		25,880,055
LODGING—1.10%
Choice Hotels International Inc.	42,280	1,618,056
Hyatt Hotels Corp. Class A(a)	66,272	3,032,607
Marriott International Inc. Class A	412,908	17,152,198
MGM Resorts International(a)(b)	455,531	6,764,635
Starwood Hotels & Resorts Worldwide Inc.	288,343	17,525,487
Wyndham Worldwide Corp.	274,835	8,234,057
Wynn Resorts Ltd.(b)	114,802	11,921,040

		66,248,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

MACHINERY—2.09%
AGCO Corp.(a)	141,348	7,160,690
Babcock & Wilcox Co. (The)(a)	175,427	4,489,177
Bucyrus International Inc.	114,721	10,256,057
CNH Global NV(a)	38,791	1,851,882
Cummins Inc.	305,616	33,620,816
Flowserve Corp.	85,477	10,190,568
Gardner Denver Inc.	79,624	5,479,724
Graco Inc.	91,998	3,629,321
IDEX Corp.	123,361	4,825,882
Joy Global Inc.	156,646	13,589,041
Manitowoc Co. Inc. (The)	199,479	2,615,170
Rockwell Automation Inc.	216,984	15,559,923
Terex Corp.(a)	165,130	5,125,635
Wabtec Corp.	72,815	3,851,185
Zebra Technologies Corp. Class A(a)	87,681	3,331,001

		125,576,072
MANUFACTURING—3.16%
AptarGroup Inc.	103,057	4,902,422
Carlisle Companies Inc.	92,370	3,670,784
Cooper Industries PLC(b)	254,926	14,859,637
Crane Co.	74,924	3,077,129
Donaldson Co. Inc.	117,158	6,827,968
Dover Corp.	284,184	16,610,555
Eaton Corp.	255,493	25,935,094
Harsco Corp.	122,232	3,461,610
Ingersoll-Rand PLC	489,779	23,063,693
ITT Corp.	279,236	14,550,988
Leggett & Platt Inc.	224,969	5,120,294
Pall Corp.	178,528	8,851,418
Parker Hannifin Corp.	245,024	21,145,571
Pentair Inc.	149,851	5,471,060
Roper Industries Inc.	143,011	10,930,331
SPX Corp.	75,733	5,414,152
Teleflex Inc.	60,588	3,260,240
Textron Inc.(b)	416,968	9,857,124
Trinity Industries Inc.	120,364	3,202,886

		190,212,956
MEDIA—2.20%
Cablevision NY Group Class A	358,272	12,123,925
CBS Corp. Class B NVS	1,034,614	19,709,397
Central European Media Enterprises Ltd. Class A(a)(b)	58,214	1,184,655
Discovery Communications Inc. Series A(a)(b)	432,597	18,039,295
DISH Network Corp. Class A(a)	306,245	6,020,777
Gannett Co. Inc.	362,025	5,462,957
John Wiley & Sons Inc. Class A	68,860	3,115,226
Liberty Global Inc. Series A(a)(b)	360,077	12,739,524
Liberty Media Corp. - Liberty Capital Group Series A(a)	111,674	6,986,325
Liberty Media Corp. - Liberty Starz Group Series A(a)	77,991	5,184,842
McGraw-Hill Companies Inc. (The)	480,073	17,479,458
Meredith Corp.	54,293	1,881,252
New York Times Co. (The) Class A(a)(b)	209,380	2,051,924
Scripps Networks Interactive Inc. Class A	136,907	7,084,937
Sirius XM Radio Inc.(a)	5,924,747	9,716,585
Washington Post Co. (The) Class B	8,494	3,733,113

		132,514,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

METAL FABRICATE & HARDWARE—0.20%
Commercial Metals Co.	173,405	2,876,789
Timken Co. (The)	131,398	6,271,627
Valmont Industries Inc.	34,092	3,024,983

		12,173,399
MINING—0.33%
Compass Minerals International Inc.	49,716	4,438,147
Royal Gold Inc.	82,031	4,481,353
Titanium Metals Corp.(a)	129,755	2,229,191
Vulcan Materials Co.(b)	194,971	8,648,914

		19,797,605
OFFICE & BUSINESS EQUIPMENT—0.53%
Pitney Bowes Inc.	317,030	7,665,785
Xerox Corp.	2,102,523	24,221,065

		31,886,850
OIL & GAS—5.10%
Atlas Energy Inc.(a)	119,570	5,257,493
Atwood Oceanics Inc.(a)	85,333	3,188,894
Cabot Oil & Gas Corp.	157,778	5,971,897
Cimarex Energy Co.	127,662	11,301,917
Cobalt International Energy Inc.(a)	112,559	1,374,345
Comstock Resources Inc.(a)	71,732	1,761,738
Concho Resources Inc.(a)	156,388	13,710,536
Continental Resources Inc.(a)	46,752	2,751,355
Denbury Resources Inc.(a)	607,598	11,599,046
Diamond Offshore Drilling Inc.	105,338	7,043,952
EQT Corp.	226,636	10,162,358
EXCO Resources Inc.	224,701	4,363,693
Forest Oil Corp.(a)	170,933	6,490,326
Frontier Oil Corp.(a)	160,662	2,893,523
Helmerich & Payne Inc.	143,913	6,976,902
Holly Corp.	67,662	2,758,580
Murphy Oil Corp.	291,349	21,720,068
Nabors Industries Ltd.(a)	435,257	10,211,129
Newfield Exploration Co.(a)	202,996	14,638,042
Noble Energy Inc.	265,695	22,871,026
Patterson-UTI Energy Inc.	233,678	5,035,761
Petrohawk Energy Corp.(a)	461,467	8,421,773
Pioneer Natural Resources Co.	176,411	15,316,003
Plains Exploration & Production Co.(a)	212,754	6,837,914
Pride International Inc.(a)	268,091	8,847,003
QEP Resources Inc.	267,192	9,701,742
Quicksilver Resources Inc.(a)	179,258	2,642,263
Range Resources Corp.	242,629	10,913,452
Rowan Companies Inc.(a)	192,809	6,730,962
SandRidge Energy Inc.(a)	546,166	3,997,935
SM Energy Co.	95,528	5,629,465
Sunoco Inc.	184,164	7,423,651
Tesoro Corp.(a)	214,454	3,975,977
Ultra Petroleum Corp.(a)	231,427	11,055,268
Unit Corp.(a)	61,065	2,838,301
Valero Energy Corp.	860,420	19,892,910
Whiting Petroleum Corp.(a)	89,107	10,442,449

		306,749,649

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

OIL & GAS SERVICES—1.62%
Cameron International Corp.(a)	371,575	18,850,000
Core Laboratories NV	67,925	6,048,721
Dresser-Rand Group Inc.(a)	125,342	5,338,316
Exterran Holdings Inc.(a)	95,867	2,296,015
FMC Technologies Inc.(a)	185,023	16,450,395
Oceaneering International Inc.(a)	83,787	6,169,237
Oil States International Inc.(a)	76,167	4,881,543
SEACOR Holdings Inc.	32,258	3,260,961
Superior Energy Services Inc.(a)	119,311	4,174,692
Tidewater Inc.	78,748	4,239,792
Weatherford International Ltd.(a)	1,128,571	25,731,419

		97,441,091
PACKAGING & CONTAINERS—0.83%
Ball Corp.	140,891	9,587,633
Bemis Co. Inc.	166,988	5,453,828
Crown Holdings Inc.(a)	247,431	8,259,247
Greif Inc. Class A	52,924	3,275,996
Owens-Illinois Inc.(a)	252,089	7,739,132
Packaging Corp. of America	156,553	4,045,329
Sealed Air Corp.	242,161	6,162,997
Sonoco Products Co.	152,325	5,128,783

		49,652,945
PHARMACEUTICALS—2.53%
AmerisourceBergen Corp.	429,919	14,668,836
Amylin Pharmaceuticals Inc.(a)	217,955	3,206,118
BioMarin Pharmaceutical Inc.(a)	154,335	4,156,242
Cephalon Inc.(a)	114,884	7,090,640
Dendreon Corp.(a)	219,074	7,650,064
Endo Pharmaceuticals Holdings Inc.(a)	177,818	6,349,881
Forest Laboratories Inc.(a)	434,520	13,895,950
Herbalife Ltd.	91,746	6,272,674
Hospira Inc.(a)	252,431	14,057,882
King Pharmaceuticals Inc.(a)	383,822	5,392,699
Mead Johnson Nutrition Co. Class A	311,192	19,371,702
Mylan Inc.(a)	662,290	13,994,188
Omnicare Inc.	184,244	4,677,955
Perrigo Co.	123,325	7,810,172
SXC Health Solutions Corp.(a)	92,832	3,978,780
United Therapeutics Corp.(a)	75,221	4,755,472
VCA Antech Inc.(a)	130,484	3,038,972
Warner Chilcott PLC Class A	137,957	3,112,310
Watson Pharmaceuticals Inc.(a)	170,499	8,806,273

		152,286,810
PIPELINES—0.88%
El Paso Corp.	1,070,704	14,732,887
ONEOK Inc.	162,262	9,000,673
Questar Corp.	268,348	4,671,939
Spectra Energy Corp.	987,889	24,687,346

		53,092,845
REAL ESTATE—0.38%
CB Richard Ellis Group Inc. Class A(a)	433,929	8,886,866
Forest City Enterprises Inc. Class A(a)(b)	195,658	3,265,532
Howard Hughes Corp. (The)(a)	44,884	2,442,587

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Jones Lang LaSalle Inc.	63,818	5,355,607
St. Joe Co. (The)(a)(b)	140,678	3,073,814

		23,024,406
REAL ESTATE INVESTMENT TRUSTS—5.48%
Alexandria Real Estate Equities Inc.	83,718	6,133,181
AMB Property Corp.	256,987	8,149,058
Annaly Capital Management Inc.(b)	943,071	16,899,832
Apartment Investment and Management Co. Class A	177,359	4,582,957
AvalonBay Communities Inc.	126,283	14,213,152
Boston Properties Inc.	211,533	18,212,991
Brandywine Realty Trust	199,523	2,324,443
BRE Properties Inc. Class A	96,755	4,208,843
Camden Property Trust	99,972	5,396,489
Chimera Investment Corp.	1,540,105	6,329,832
CommonWealth REIT	109,830	2,801,763
Corporate Office Properties Trust	102,143	3,569,898
Developers Diversified Realty Corp.	305,067	4,298,394
Digital Realty Trust Inc.(b)	132,425	6,825,185
Douglas Emmett Inc.	185,559	3,080,279
Duke Realty Corp.	384,641	4,792,627
Equity Residential	430,505	22,364,735
Essex Property Trust Inc.	46,074	5,262,572
Federal Realty Investment Trust	93,652	7,298,300
General Growth Properties Inc.	611,046	9,458,992
HCP Inc.	471,812	17,357,963
Health Care REIT Inc.	222,709	10,609,857
Hospitality Properties Trust	187,251	4,314,263
Host Hotels & Resorts Inc.	1,001,538	17,897,484
Kimco Realty Corp.	617,328	11,136,597
Liberty Property Trust(b)	173,221	5,529,214
Macerich Co. (The)	197,944	9,376,607
Mack-Cali Realty Corp.	120,251	3,975,498
Nationwide Health Properties Inc.	192,851	7,015,919
Piedmont Office Realty Trust Inc. Class A	79,508	1,601,291
ProLogis	865,780	12,501,863
Realty Income Corp.	180,338	6,167,560
Regency Centers Corp.	125,275	5,291,616
Senior Housing Properties Trust	216,697	4,754,332
SL Green Realty Corp.	119,036	8,036,120
Taubman Centers Inc.	82,813	4,180,400
UDR Inc.	277,840	6,534,797
Ventas Inc.(b)	238,696	12,526,766
Vornado Realty Trust	245,793	20,481,931
Weingarten Realty Investors	183,153	4,351,715

		329,845,316
RETAIL—4.79%
Abercrombie & Fitch Co. Class A	134,129	7,729,854
Advance Auto Parts Inc.	134,084	8,869,657
Aeropostale Inc.(a)	134,364	3,310,729
American Eagle Outfitters Inc.	296,900	4,343,647
AutoNation Inc.(a)(b)	101,416	2,859,931
AutoZone Inc.(a)	40,091	10,928,406
Bed Bath & Beyond Inc.(a)	400,572	19,688,114
Big Lots Inc.(a)	114,497	3,487,579
BJ’s Wholesale Club Inc.(a)	81,659	3,911,466
Brinker International Inc.	140,997	2,944,017
CarMax Inc.(a)	340,351	10,850,390
Chico’s FAS Inc.	271,313	3,263,895
Chipotle Mexican Grill Inc.(a)	48,033	10,214,698

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

Copart Inc.(a)	110,361	4,121,983
Darden Restaurants Inc.	213,975	9,936,999
Dick’s Sporting Goods Inc.(a)	136,130	5,104,875
Dollar General Corp.(a)	106,604	3,269,545
Dollar Tree Inc.(a)	193,410	10,846,433
Family Dollar Stores Inc.	193,041	9,596,068
Foot Locker Inc.	237,753	4,664,714
GameStop Corp. Class A(a)(b)	232,064	5,309,624
J. Crew Group Inc.(a)	84,388	3,640,498
J.C. Penney Co. Inc.	359,611	11,619,032
Limited Brands Inc.	406,542	12,493,036
Macy’s Inc.	642,290	16,249,937
MSC Industrial Direct Co. Inc. Class A	66,298	4,288,818
Nordstrom Inc.	254,498	10,785,625
O’Reilly Automotive Inc.(a)	210,022	12,689,529
Office Depot Inc.(a)	418,533	2,260,078
Panera Bread Co. Class A(a)	44,309	4,484,514
PetSmart Inc.	180,878	7,202,562
RadioShack Corp.	173,178	3,202,061
Ross Stores Inc.	186,233	11,779,237
Sears Holdings Corp.(a)(b)	69,532	5,127,985
Signet Jewelers Ltd.(a)	129,979	5,641,089
Tiffany & Co.	192,327	11,976,202
Tractor Supply Co.	110,864	5,375,795
Urban Outfitters Inc.(a)	185,272	6,634,590
Wendy’s/Arby’s Group Inc. Class A	499,882	2,309,455
Williams-Sonoma Inc.	146,175	5,216,986

		288,229,653
SAVINGS & LOANS—0.65%
Capitol Federal Financial Inc.(b)	68,808	819,503
First Niagara Financial Group Inc.	317,577	4,439,727
Hudson City Bancorp Inc.	720,164	9,174,889
New York Community Bancorp Inc.	662,692	12,491,744
People’s United Financial Inc.	571,062	8,000,579
TFS Financial Corp.	121,370	1,094,757
Washington Federal Inc.	170,766	2,889,361

		38,910,560
SEMICONDUCTORS—4.06%
Advanced Micro Devices Inc.(a)	916,432	7,496,414
Altera Corp.	459,016	16,331,789
Analog Devices Inc.	453,419	17,080,294
Atmel Corp.(a)	700,905	8,635,149
Avago Technologies Ltd.	161,992	4,611,912
Cree Inc.(a)(b)	163,584	10,778,550
Cypress Semiconductor Corp.(a)	248,978	4,626,011
Fairchild Semiconductor International Inc.(a)	190,901	2,979,965
International Rectifier Corp.(a)	107,327	3,186,539
Intersil Corp. Class A	187,827	2,868,118
KLA-Tencor Corp.	259,229	10,016,608
Lam Research Corp.(a)	193,107	9,999,080
Linear Technology Corp.	341,105	11,798,822
LSI Corp.(a)	941,702	5,640,795
Marvell Technology Group Ltd.(a)(b)	823,774	15,281,008
Maxim Integrated Products Inc.	460,020	10,865,672
MEMC Electronic Materials Inc.(a)	349,149	3,931,418
Microchip Technology Inc.	280,395	9,592,313
Micron Technology Inc.(a)	1,302,235	10,443,925
National Semiconductor Corp.	361,213	4,970,291
Novellus Systems Inc.(a)	137,751	4,452,112

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

NVIDIA Corp.(a)	870,783	13,410,058
ON Semiconductor Corp.(a)	652,694	6,448,617
PMC-Sierra Inc.(a)	348,176	2,990,832
QLogic Corp.(a)	161,331	2,745,854
Rambus Inc.(a)	159,304	3,262,546
Rovi Corp.(a)	155,780	9,659,918
Silicon Laboratories Inc.(a)	69,839	3,213,991
Skyworks Solutions Inc.(a)	269,123	7,704,991
Teradyne Inc.(a)(b)	273,592	3,841,232
Varian Semiconductor Equipment Associates Inc.(a)	113,241	4,186,520
Xilinx Inc.(b)	395,193	11,452,693

		244,504,037
SOFTWARE—4.05%
Allscripts Healthcare Solutions Inc.(a)	176,206	3,395,490
ANSYS Inc.(a)	137,476	7,158,375
Autodesk Inc.(a)	348,887	13,327,483
BMC Software Inc.(a)	276,237	13,021,812
Broadridge Financial Solutions Inc.	192,561	4,222,863
CA Inc.	592,042	14,469,506
Cerner Corp.(a)(b)	104,908	9,938,984
Citrix Systems Inc.(a)	282,630	19,334,718
Compuware Corp.(a)	341,740	3,988,106
Dun & Bradstreet Corp. (The)	77,095	6,328,729
Electronic Arts Inc.(a)	503,082	8,240,483
Emdeon Inc. Class A(a)	43,826	593,404
Fidelity National Information Services Inc.	402,844	11,033,897
Fiserv Inc.(a)	232,236	13,599,740
Global Payments Inc.	123,962	5,728,284
Informatica Corp.(a)	139,788	6,154,866
Intuit Inc.(a)	426,801	21,041,289
MSCI Inc. Class A(a)	167,701	6,533,631
Novell Inc.(a)	528,755	3,130,230
Nuance Communications Inc.(a)	345,518	6,281,517
Paychex Inc.	491,126	15,180,705
Red Hat Inc.(a)	287,070	13,104,746
Salesforce.com Inc.(a)	174,278	23,004,696
SEI Investments Co.	228,138	5,427,403
Solera Holdings Inc.	106,528	5,467,017
Total System Services Inc.	249,835	3,842,462

		243,550,436
TELECOMMUNICATIONS—3.05%
Amdocs Ltd.(a)	294,817	8,098,623
Atheros Communications Inc.(a)(b)	107,049	3,845,200
CenturyLink Inc.	457,080	21,103,384
Ciena Corp.(a)(b)	140,625	2,960,156
Clearwire Corp. Class A(a)(b)	230,815	1,188,697
CommScope Inc.(a)	143,320	4,474,450
Crown Castle International Corp.(a)	441,929	19,369,748
EchoStar Corp. Class A(a)	56,430	1,409,057
Frontier Communications Corp.	1,500,663	14,601,451
Harris Corp.	197,595	8,951,053
JDS Uniphase Corp.(a)	327,974	4,749,064
Leap Wireless International Inc.(a)	94,741	1,161,525
Level 3 Communications Inc.(a)	2,514,574	2,464,283
MetroPCS Communications Inc.(a)	382,072	4,825,569
NeuStar Inc. Class A(a)	112,894	2,940,889
NII Holdings Inc.(a)	254,591	11,370,034
Polycom Inc.(a)	130,096	5,071,142
Qwest Communications International Inc.	2,641,778	20,103,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

SBA Communications Corp. Class A(a)	178,713	7,316,510
Telephone and Data Systems Inc.	128,250	4,687,538
Tellabs Inc.	584,748	3,964,591
tw telecom inc.(a)	230,186	3,924,671
United States Cellular Corp.(a)	23,554	1,176,287
Virgin Media Inc.	505,161	13,760,586
Windstream Corp.	735,529	10,253,274

		183,771,713
TEXTILES—0.17%
Cintas Corp.	201,703	5,639,616
Mohawk Industries Inc.(a)	85,104	4,830,503

		10,470,119
TOYS, GAMES & HOBBIES—0.38%
Hasbro Inc.	186,635	8,805,439
Mattel Inc.	555,037	14,114,591

		22,920,030
TRANSPORTATION—1.25%
Alexander & Baldwin Inc.	62,451	2,499,914
C.H. Robinson Worldwide Inc.	252,413	20,240,998
Con-way Inc.	81,724	2,988,647
Expeditors International of Washington Inc.	323,935	17,686,851
Frontline Ltd.(b)	78,266	1,985,608
J.B. Hunt Transport Services Inc.	138,439	5,649,696
Kansas City Southern Industries Inc.(a)	156,642	7,496,886
Kirby Corp.(a)(b)	82,033	3,613,554
Landstar System Inc.	76,150	3,117,581
Ryder System Inc.	80,535	4,239,362
Teekay Corp.	64,431	2,131,378
UTi Worldwide Inc.	154,307	3,271,308

		74,921,783
TRUCKING & LEASING—0.04%
GATX Corp.	70,367	2,482,548

		2,482,548
WATER—0.19%
American Water Works Co. Inc.	266,447	6,738,444
Aqua America Inc.	207,935	4,674,379

		11,412,823

TOTAL COMMON STOCKS
(Cost: $5,378,632,209)		6,008,085,159

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.77%

MONEY MARKET FUNDS—4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	241,240,111	241,240,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	35,061,118	35,061,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	10,653,278	10,653,278

		286,954,507
TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,954,507)		286,954,507

TOTAL INVESTMENTS IN SECURITIES—104.60%
(Cost: $5,665,586,716)		6,295,039,666
Other Assets, Less Liabilities—(4.60)%		(276,660,127)

NET ASSETS—100.00%		$6,018,379,539

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.30%
Interpublic Group of Companies Inc. (The)(a)	824,749	$8,758,834
Lamar Advertising Co. Class A(a)	19,672	783,733

		9,542,567
AEROSPACE & DEFENSE—0.75%
Alliant Techsystems Inc.(a)	51,309	3,818,929
Goodrich Corp.	59,536	5,243,336
Rockwell Collins Inc.	139,376	8,120,046
Spirit AeroSystems Holdings Inc. Class A(a)	27,382	569,819
TransDigm Group Inc.(a)	82,914	5,970,637

		23,722,767
AIRLINES—1.05%
AMR Corp.(a)	180,840	1,408,744
Copa Holdings SA Class A	32,929	1,937,542
Delta Air Lines Inc.(a)	1,329,470	16,751,322
Southwest Airlines Co.	166,148	2,156,601
United Continental Holdings Inc.(a)(b)	459,036	10,934,237

		33,188,446
APPAREL—1.71%
Coach Inc.	513,592	28,406,774
Guess? Inc.	108,887	5,152,533
Hanesbrands Inc.(a)	159,934	4,062,324
Phillips-Van Heusen Corp.	95,022	5,987,336
Polo Ralph Lauren Corp.	94,195	10,448,109

		54,057,076
AUTO MANUFACTURERS—0.40%
Navistar International Corp.(a)	120,104	6,955,223
Oshkosh Corp.(a)	151,010	5,321,592
Tesla Motors Inc.(a)(b)	17,938	477,689

		12,754,504
AUTO PARTS & EQUIPMENT—1.14%
Autoliv Inc.	49,165	3,881,085
BorgWarner Inc.(a)	182,697	13,219,955
Federal-Mogul Corp. Class A(a)	8,393	173,315
Goodyear Tire & Rubber Co. (The)(a)	411,158	4,872,222
Lear Corp.(a)	24,760	2,444,060
TRW Automotive Holdings Corp.(a)	89,798	4,732,355
WABCO Holdings Inc.(a)	108,430	6,606,640

		35,929,632
BANKS—0.04%
Bank of Hawaii Corp.	25,464	1,202,155

		1,202,155

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

BEVERAGES—1.05%
Brown-Forman Corp. Class B NVS	134,274	9,348,156
Coca-Cola Enterprises Inc.	350,517	8,773,440
Dr Pepper Snapple Group Inc.	117,286	4,123,776
Green Mountain Coffee Roasters Inc.(a)(b)	186,882	6,140,943
Hansen Natural Corp.(a)	93,618	4,894,349

		33,280,664
BIOTECHNOLOGY—2.12%
Alexion Pharmaceuticals Inc.(a)	150,793	12,146,376
Charles River Laboratories International Inc.(a)	23,182	823,888
Human Genome Sciences Inc.(a)	315,469	7,536,554
Illumina Inc.(a)	204,837	12,974,376
Life Technologies Corp.(a)	217,380	12,064,590
Myriad Genetics Inc.(a)	155,506	3,551,757
Regeneron Pharmaceuticals Inc.(a)	118,074	3,876,370
Talecris Biotherapeutics Holdings Corp.(a)	87,373	2,035,791
Vertex Pharmaceuticals Inc.(a)	339,569	11,895,102

		66,904,804
BUILDING MATERIALS—0.61%
Armstrong World Industries Inc.	3,165	136,095
Eagle Materials Inc.	72,776	2,055,922
Lennox International Inc.	78,670	3,720,304
Martin Marietta Materials Inc.(b)	76,672	7,072,225
Masco Corp.	180,465	2,284,687
Owens Corning(a)	107,736	3,355,977
USG Corp.(a)(b)	45,254	761,625

		19,386,835
CHEMICALS—3.68%
Airgas Inc.	140,398	8,769,259
Albemarle Corp.	154,127	8,597,204
Ashland Inc.	11,465	583,110
Celanese Corp. Series A	263,711	10,856,982
CF Industries Holdings Inc.	86,229	11,653,849
Eastman Chemical Co.	25,548	2,148,076
Ecolab Inc.	392,832	19,806,590
FMC Corp.	84,018	6,712,198
International Flavors & Fragrances Inc.	134,275	7,464,347
Lubrizol Corp.	114,580	12,246,310
PPG Industries Inc.	46,077	3,873,693
RPM International Inc.	108,821	2,404,944
Sherwin-Williams Co. (The)	95,868	8,028,945
Sigma-Aldrich Corp.	188,170	12,524,595
Valspar Corp. (The)	16,320	562,714

		116,232,816
COAL—0.82%
Alpha Natural Resources Inc.(a)	27,234	1,634,857
Arch Coal Inc.	193,339	6,778,465
CONSOL Energy Inc.	174,690	8,514,391
Walter Energy Inc.	71,210	9,103,486

		26,031,199
COMMERCIAL SERVICES—4.22%
Aaron’s Inc.	68,356	1,393,779

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

Alliance Data Systems Corp.(a)(b)	90,057	6,396,749
Apollo Group Inc. Class A(a)	217,713	8,597,486
Booz Allen Hamilton Holding Corp.(a)	17,672	343,367
Career Education Corp.(a)	108,724	2,253,849
Corrections Corp. of America(a)	32,682	819,011
DeVry Inc.	107,560	5,160,729
Education Management Corp.(a)(b)	39,083	707,402
Emergency Medical Services Corp. Class A(a)	50,400	3,256,344
FTI Consulting Inc.(a)	63,469	2,366,124
Gartner Inc.(a)	123,517	4,100,764
Genpact Ltd.(a)	109,290	1,661,208
Green Dot Corp. Class A(a)(b)	6,529	370,455
H&R Block Inc.	213,359	2,541,106
Hertz Global Holdings Inc.(a)	279,617	4,051,650
Hillenbrand Inc.	106,111	2,208,170
Iron Mountain Inc.	307,759	7,697,053
ITT Educational Services Inc.(a)(b)	53,739	3,422,637
KAR Auction Services Inc.(a)	7,776	107,309
Lender Processing Services Inc.	158,651	4,683,377
Monster Worldwide Inc.(a)	105,344	2,489,279
Moody’s Corp.	345,858	9,179,071
Morningstar Inc.	36,605	1,942,993
Pharmaceutical Product Development Inc.	176,465	4,789,260
R.R. Donnelley & Sons Co.	18,963	331,284
Robert Half International Inc.	253,112	7,745,227
SAIC Inc.(a)	520,790	8,259,729
Strayer Education Inc.(b)	23,286	3,544,595
Towers Watson & Co. Class A	10,627	553,242
Verisk Analytics Inc. Class A(a)	174,009	5,930,227
VistaPrint NV(a)	72,927	3,354,642
Weight Watchers International Inc.	55,204	2,069,598
Western Union Co.	1,131,417	21,010,414

		133,338,130
COMPUTERS—3.36%
Cadence Design Systems Inc.(a)	456,671	3,772,102
Diebold Inc.	24,042	770,546
DST Systems Inc.	60,145	2,667,431
FactSet Research Systems Inc.	78,465	7,356,878
IHS Inc. Class A(a)	81,847	6,579,680
MICROS Systems Inc.(a)	135,659	5,950,004
NCR Corp.(a)	268,296	4,123,710
NetApp Inc.(a)	580,149	31,884,989
SanDisk Corp.(a)	387,122	19,301,903
Seagate Technology PLC(a)	593,166	8,915,285
Synopsys Inc.(a)	16,120	433,789
Teradata Corp.(a)	280,900	11,561,844
Western Digital Corp.(a)	87,872	2,978,861

		106,297,022
COSMETICS & PERSONAL CARE—1.17%
Alberto-Culver Co.	32,285	1,195,836
Avon Products Inc.	721,128	20,955,980
Estee Lauder Companies Inc. (The) Class A	185,291	14,952,984

		37,104,800
DISTRIBUTION & WHOLESALE—1.07%
Fastenal Co.(b)	222,410	13,324,583
Ingram Micro Inc. Class A(a)	15,272	291,543
LKQ Corp.(a)	240,846	5,472,021

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

W.W. Grainger Inc.	98,694	13,630,628
WESCO International Inc.(a)	23,265	1,228,392

		33,947,167
DIVERSIFIED FINANCIAL SERVICES—3.11%
Affiliated Managers Group Inc.(a)	85,716	8,504,742
Ameriprise Financial Inc.	87,295	5,023,827
CBOE Holdings Inc.	9,255	211,569
Eaton Vance Corp.	199,353	6,026,441
Federated Investors Inc. Class B(b)	101,642	2,659,971
Greenhill & Co. Inc.(b)	49,676	4,057,536
Interactive Brokers Group Inc. Class A	16,937	301,817
IntercontinentalExchange Inc.(a)	124,467	14,830,243
Invesco Ltd.	237,648	5,717,811
Janus Capital Group Inc.	29,239	379,230
Lazard Ltd. Class A(b)	154,664	6,107,681
LPL Investment Holdings Inc.(a)	6,154	223,821
NASDAQ OMX Group Inc. (The)(a)	22,864	542,105
NYSE Euronext Inc.	94,369	2,829,183
T. Rowe Price Group Inc.	436,926	28,199,204
TD AMERITRADE Holding Corp.	393,530	7,473,135
Waddell & Reed Financial Inc. Class A	144,889	5,113,133

		98,201,449
ELECTRIC—0.28%
Calpine Corp.(a)	272,133	3,630,254
ITC Holdings Corp.	73,762	4,571,769
Ormat Technologies Inc.	17,210	509,072

		8,711,095
ELECTRICAL COMPONENTS & EQUIPMENT—0.47%
AMETEK Inc.	268,515	10,539,214
General Cable Corp.(a)	30,733	1,078,421
Hubbell Inc. Class B	41,045	2,468,036
SunPower Corp. Class A(a)(b)	64,451	826,906

		14,912,577
ELECTRONICS—3.33%
Agilent Technologies Inc.(a)	586,037	24,279,513
Amphenol Corp. Class A	292,131	15,418,674
Arrow Electronics Inc.(a)	22,849	782,578
AVX Corp.	7,077	109,198
Dolby Laboratories Inc. Class A(a)(b)	90,452	6,033,149
FLIR Systems Inc.(a)	258,625	7,694,094
Garmin Ltd.(b)	11,772	364,814
Gentex Corp.	234,867	6,942,669
Itron Inc.(a)	63,312	3,510,650
Jabil Circuit Inc.	215,725	4,333,915
Mettler-Toledo International Inc.(a)	56,749	8,581,016
National Instruments Corp.	98,037	3,690,113
PerkinElmer Inc.	89,036	2,298,910
Thomas & Betts Corp.(a)	15,661	756,426
Trimble Navigation Ltd.(a)	204,356	8,159,935
Waters Corp.(a)	156,165	12,135,582

		105,091,236
ENERGY - ALTERNATE SOURCES—0.39%
Covanta Holding Corp.	11,846	203,633

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

First Solar Inc.(a)(b)	93,430	12,158,980

		12,362,613
ENGINEERING & CONSTRUCTION—0.64%
AECOM Technology Corp.(a)	52,679	1,473,432
Chicago Bridge & Iron Co. NV(a)	67,937	2,235,127
Fluor Corp.	18,204	1,206,197
Jacobs Engineering Group Inc.(a)	127,723	5,856,099
KBR Inc.	15,095	459,945
McDermott International Inc.(a)	306,023	6,331,616
Shaw Group Inc. (The)(a)	81,327	2,783,823

		20,346,239
ENTERTAINMENT—0.57%
Bally Technologies Inc.(a)	93,525	3,945,820
DreamWorks Animation SKG Inc. Class A(a)	125,133	3,687,669
International Game Technology	502,238	8,884,590
International Speedway Corp. Class A	16,993	444,707
Madison Square Garden Inc. Class A(a)	31,850	821,093
Regal Entertainment Group Class A	31,859	374,025

		18,157,904
ENVIRONMENTAL CONTROL—0.88%
Nalco Holding Co.	218,873	6,990,804
Republic Services Inc.	164,375	4,908,237
Stericycle Inc.(a)(b)	142,313	11,515,968
Waste Connections Inc.	155,475	4,280,227

		27,695,236
FOOD—1.84%
Campbell Soup Co.	185,956	6,461,971
ConAgra Foods Inc.	74,691	1,686,523
Flowers Foods Inc.	47,936	1,289,958
H.J. Heinz Co.	217,900	10,777,334
Hershey Co. (The)	151,434	7,140,113
McCormick & Co. Inc. NVS	110,677	5,149,801
Sara Lee Corp.	792,627	13,878,899
Whole Foods Market Inc.(a)(b)	235,482	11,913,034

		58,297,633
FOREST PRODUCTS & PAPER—0.72%
International Paper Co.	571,750	15,574,470
Plum Creek Timber Co. Inc.(b)	116,917	4,378,542
Rayonier Inc.	39,962	2,098,804
Temple-Inland Inc.	32,714	694,845

		22,746,661
HAND & MACHINE TOOLS—0.39%
Kennametal Inc.	103,459	4,082,492
Lincoln Electric Holdings Inc.	71,899	4,692,848
Regal Beloit Corp.	54,639	3,647,699

		12,423,039
HEALTH CARE - PRODUCTS—3.79%
Alere Inc.(a)	41,397	1,515,130
C.R. Bard Inc.	160,280	14,708,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

CareFusion Corp.(a)	65,281	1,677,722
Cooper Companies Inc. (The)	14,158	797,662
DENTSPLY International Inc.	246,460	8,421,538
Edwards Lifesciences Corp.(a)	191,066	15,445,775
Gen-Probe Inc.(a)	83,114	4,849,702
Henry Schein Inc.(a)	153,800	9,441,782
Hill-Rom Holdings Inc.	90,067	3,545,938
IDEXX Laboratories Inc.(a)	97,347	6,738,359
Intuitive Surgical Inc.(a)	65,928	16,992,942
Kinetic Concepts Inc.(a)	9,510	398,279
Patterson Companies Inc.	172,464	5,282,572
ResMed Inc.(a)(b)	255,290	8,843,246
TECHNE Corp.	62,474	4,102,667
Thoratec Corp.(a)	97,027	2,747,805
Varian Medical Systems Inc.(a)	208,280	14,429,638

		119,939,653
HEALTH CARE - SERVICES—2.09%
Brookdale Senior Living Inc.(a)	18,843	403,428
Community Health Systems Inc.(a)	111,251	4,157,450
Covance Inc.(a)(b)	109,292	5,618,702
DaVita Inc.(a)	163,188	11,339,934
Health Management Associates Inc. Class A(a)	418,570	3,993,158
Laboratory Corp. of America Holdings(a)	175,663	15,444,291
Lincare Holdings Inc.	167,741	4,500,491
MEDNAX Inc.(a)	75,037	5,049,240
Quest Diagnostics Inc.	205,676	11,100,334
Tenet Healthcare Corp.(a)	584,785	3,912,211
Universal Health Services Inc. Class B	10,383	450,830

		65,970,069
HOME BUILDERS—0.28%
NVR Inc.(a)	9,841	6,800,328
Thor Industries Inc.	55,506	1,884,984

		8,685,312
HOME FURNISHINGS—0.38%
Harman International Industries Inc.(a)	55,534	2,571,224
Tempur-Pedic International Inc.(a)	115,052	4,608,983
Whirlpool Corp.	54,239	4,818,051

		11,998,258
HOUSEHOLD PRODUCTS & WARES—1.26%
Avery Dennison Corp.	10,840	458,966
Church & Dwight Co. Inc.	119,379	8,239,538
Clorox Co. (The)	223,320	14,131,689
Fortune Brands Inc.	30,594	1,843,288
Fossil Inc.(a)	88,620	6,245,938
Scotts Miracle-Gro Co. (The) Class A	77,566	3,938,026
Tupperware Brands Corp.	106,434	5,073,709

		39,931,154
HOUSEWARES—0.10%
Toro Co. (The)	52,425	3,231,477

		3,231,477

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

INSURANCE—1.28%
Aon Corp.	99,142	4,561,523
Arch Capital Group Ltd.(a)	4,965	437,168
Arthur J. Gallagher & Co.	43,968	1,278,590
Axis Capital Holdings Ltd.	57,802	2,073,936
Brown & Brown Inc.	101,155	2,421,651
Endurance Specialty Holdings Ltd.(b)	7,244	333,731
Erie Indemnity Co. Class A	35,137	2,300,419
Genworth Financial Inc. Class A(a)	151,757	1,994,087
Hartford Financial Services Group Inc. (The)	61,775	1,636,420
Marsh & McLennan Companies Inc.	840,004	22,965,709
Validus Holdings Ltd.	13,044	399,277

		40,402,511
INTERNET—3.59%
Akamai Technologies Inc.(a)	305,450	14,371,422
Equinix Inc.(a)	76,524	6,218,340
Expedia Inc.	141,627	3,553,421
F5 Networks Inc.(a)	135,125	17,587,870
IAC/InterActiveCorp(a)	47,515	1,363,681
McAfee Inc.(a)	263,242	12,190,737
Netflix Inc.(a)(b)	67,068	11,783,848
Priceline.com Inc.(a)	79,864	31,909,661
VeriSign Inc.	290,282	9,483,513
WebMD Health Corp.(a)	99,425	5,076,641

		113,539,134
IRON & STEEL—1.08%
AK Steel Holding Corp.	26,473	433,363
Allegheny Technologies Inc.	165,862	9,152,265
Carpenter Technology Corp.	74,639	3,003,473
Cliffs Natural Resources Inc.	227,970	17,783,940
Reliance Steel & Aluminum Co.	13,749	702,574
Schnitzer Steel Industries Inc. Class A	7,704	511,469
United States Steel Corp.	44,956	2,626,329

		34,213,413
LEISURE TIME—0.70%
Harley-Davidson Inc.	395,613	13,715,903
Royal Caribbean Cruises Ltd.(a)	85,606	4,023,482
WMS Industries Inc.(a)	98,015	4,434,198

		22,173,583
LODGING—1.67%
Choice Hotels International Inc.	3,725	142,556
Marriott International Inc. Class A	456,776	18,974,475
MGM Resorts International(a)(b)	81,099	1,204,320
Starwood Hotels & Resorts Worldwide Inc.	318,977	19,387,422
Wynn Resorts Ltd.(b)	126,862	13,173,350

		52,882,123
MACHINERY—3.62%
Babcock & Wilcox Co. (The)(a)	152,759	3,909,103
Bucyrus International Inc.	126,636	11,321,258
CNH Global NV(a)	6,922	330,456
Cummins Inc.	337,645	37,144,326
Flowserve Corp.	80,218	9,563,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

Gardner Denver Inc.	83,455	5,743,373
Graco Inc.	102,612	4,048,043
IDEX Corp.	113,201	4,428,423
Joy Global Inc.	173,142	15,020,069
Manitowoc Co. Inc. (The)	222,816	2,921,118
Rockwell Automation Inc.	240,026	17,212,265
Wabtec Corp.	12,828	678,473
Zebra Technologies Corp. Class A(a)	55,511	2,108,863

		114,429,360
MANUFACTURING—2.72%
Carlisle Companies Inc.	7,506	298,288
Cooper Industries PLC	281,991	16,437,255
Donaldson Co. Inc.	130,154	7,585,375
Dover Corp.	198,394	11,596,129
Eaton Corp.	73,570	7,468,091
Harsco Corp.	10,627	300,957
Leggett & Platt Inc.	146,549	3,335,455
Pall Corp.	196,834	9,759,030
Parker Hannifin Corp.	76,705	6,619,641
Pentair Inc.	86,986	3,175,859
Roper Industries Inc.	158,107	12,084,118
SPX Corp.	15,975	1,142,053
Teleflex Inc.	10,627	571,839
Textron Inc.(b)	236,865	5,599,489

		85,973,579
MEDIA—1.69%
CBS Corp. Class B NVS	137,482	2,619,032
Discovery Communications Inc. Series A(a)	349,824	14,587,661
John Wiley & Sons Inc. Class A	69,718	3,154,042
McGraw-Hill Companies Inc. (The)	373,432	13,596,659
Meredith Corp.	25,150	871,448
Scripps Networks Interactive Inc. Class A	151,085	7,818,649
Sirius XM Radio Inc.(a)	6,548,733	10,739,922

		53,387,413
METAL FABRICATE & HARDWARE—0.27%
Timken Co. (The)	107,394	5,125,916
Valmont Industries Inc.	37,598	3,336,070

		8,461,986
MINING—0.26%
Compass Minerals International Inc.	55,140	4,922,348
Royal Gold Inc.	13,946	761,870
Titanium Metals Corp.(a)	144,989	2,490,911

		8,175,129
OFFICE & BUSINESS EQUIPMENT—0.19%
Pitney Bowes Inc.	250,631	6,060,258

		6,060,258
OIL & GAS—3.50%
Atlas Energy Inc.(a)	95,681	4,207,094
Atwood Oceanics Inc.(a)	19,463	727,332
Cimarex Energy Co.	141,074	12,489,281
Concho Resources Inc.(a)	172,761	15,145,957

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

Continental Resources Inc.(a)	46,552	2,739,585
Diamond Offshore Drilling Inc.	37,403	2,501,139
EQT Corp.	233,283	10,460,410
EXCO Resources Inc.	248,100	4,818,102
Forest Oil Corp.(a)	122,197	4,639,820
Holly Corp.	50,770	2,069,893
Murphy Oil Corp.	38,396	2,862,422
Nabors Industries Ltd.(a)	192,585	4,518,044
Petrohawk Energy Corp.(a)	361,961	6,605,788
Pride International Inc.(a)	116,567	3,846,711
Quicksilver Resources Inc.(a)	13,256	195,393
Range Resources Corp.	267,893	12,049,827
Rowan Companies Inc.(a)	24,594	858,577
SandRidge Energy Inc.(a)	351,929	2,576,120
SM Energy Co.	71,351	4,204,714
Ultra Petroleum Corp.(a)	255,736	12,216,509
Whiting Petroleum Corp.(a)	6,808	797,830

		110,530,548
OIL & GAS SERVICES—1.72%
Cameron International Corp.(a)	234,554	11,898,924
Core Laboratories NV	75,086	6,686,408
Dresser-Rand Group Inc.(a)	124,755	5,313,316
Exterran Holdings Inc.(a)	11,349	271,809
FMC Technologies Inc.(a)	204,673	18,197,476
Oil States International Inc.(a)	5,042	323,142
Superior Energy Services Inc.(a)	8,842	309,382
Weatherford International Ltd.(a)	502,618	11,459,690

		54,460,147
PACKAGING & CONTAINERS—0.44%
Ball Corp.	32,585	2,217,409
Crown Holdings Inc.(a)	273,004	9,112,874
Owens-Illinois Inc.(a)	85,466	2,623,806

		13,954,089
PHARMACEUTICALS—3.07%
AmerisourceBergen Corp.	475,553	16,225,868
Amylin Pharmaceuticals Inc.(a)	241,846	3,557,555
BioMarin Pharmaceutical Inc.(a)	171,716	4,624,312
Dendreon Corp.(a)	242,597	8,471,487
Herbalife Ltd.	101,114	6,913,164
Hospira Inc.(a)	278,783	15,525,425
Mead Johnson Nutrition Co. Class A	46,968	2,923,758
Mylan Inc.(a)	615,681	13,009,339
Omnicare Inc.	20,171	512,142
Perrigo Co.	135,932	8,608,574
SXC Health Solutions Corp.(a)	103,300	4,427,438
United Therapeutics Corp.(a)	82,935	5,243,151
VCA Antech Inc.(a)	145,810	3,395,915
Warner Chilcott PLC Class A	152,350	3,437,016

		96,875,144
PIPELINES—0.10%
El Paso Corp.	217,012	2,986,085

		2,986,085

Schedule of Investments (Unaudited) (Continued)

XiSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

REAL ESTATE—0.67%
CB Richard Ellis Group Inc. Class A(a)	480,227	9,835,049
Howard Hughes Corp. (The)(a)	40,568	2,207,711
Jones Lang LaSalle Inc.	71,019	5,959,914
St. Joe Co. (The)(a)(b)	139,315	3,044,033

		21,046,707
REAL ESTATE INVESTMENT TRUSTS—1.10%
AMB Property Corp.	25,631	812,759
Apartment Investment and Management Co. Class A	98,094	2,534,749
Digital Realty Trust Inc.(b)	138,716	7,149,423
Equity Residential	29,967	1,556,786
Essex Property Trust Inc.	19,483	2,225,348
Federal Realty Investment Trust	61,748	4,812,022
General Growth Properties Inc.	554,848	8,589,047
ProLogis	59,549	859,887
UDR Inc.	20,203	475,175
Ventas Inc.	72,103	3,783,965
Vornado Realty Trust	24,734	2,061,084

		34,860,245
RETAIL—7.96%
Abercrombie & Fitch Co. Class A	113,611	6,547,402
Advance Auto Parts Inc.	147,872	9,781,733
Aeropostale Inc.(a)	148,474	3,658,399
American Eagle Outfitters Inc.	82,579	1,208,131
AutoNation Inc.(a)(b)	37,445	1,055,949
AutoZone Inc.(a)	44,339	12,086,368
Bed Bath & Beyond Inc.(a)	443,144	21,780,528
Big Lots Inc.(a)	126,498	3,853,129
BJ’s Wholesale Club Inc.(a)	7,788	373,045
Brinker International Inc.	135,720	2,833,834
CarMax Inc.(a)	376,216	11,993,766
Chico’s FAS Inc.	302,704	3,641,529
Chipotle Mexican Grill Inc.(a)	52,952	11,260,772
Copart Inc.(a)	121,845	4,550,911
Darden Restaurants Inc.	236,432	10,979,902
Dick’s Sporting Goods Inc.(a)	150,942	5,660,325
Dollar General Corp.(a)	118,169	3,624,243
Dollar Tree Inc.(a)	214,372	12,021,982
Family Dollar Stores Inc.	213,314	10,603,839
J. Crew Group Inc.(a)	93,489	4,033,115
J.C. Penney Co. Inc.	129,851	4,195,486
Limited Brands Inc.	450,587	13,846,539
Macy’s Inc.	69,198	1,750,709
MSC Industrial Direct Co. Inc. Class A	73,725	4,769,270
Nordstrom Inc.	281,008	11,909,119
O’Reilly Automotive Inc.(a)	232,904	14,072,060
Office Depot Inc.(a)	49,130	265,302
Panera Bread Co. Class A(a)	48,959	4,955,140
PetSmart Inc.	199,537	7,945,563
Ross Stores Inc.	205,520	12,999,140
Tiffany & Co.	212,728	13,246,573
Tractor Supply Co.	122,437	5,936,970
Urban Outfitters Inc.(a)	205,789	7,369,304
Wendy’s/Arby’s Group Inc. Class A	213,743	987,493
Williams-Sonoma Inc.	162,048	5,783,493

		251,581,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

SAVINGS & LOANS—0.03%
Capitol Federal Financial Inc.(b)	6,158	73,342
Hudson City Bancorp Inc.	67,175	855,809

		929,151
SEMICONDUCTORS—6.97%
Advanced Micro Devices Inc.(a)	385,109	3,150,192
Altera Corp.	507,770	18,066,457
Analog Devices Inc.	501,586	18,894,745
Atmel Corp.(a)	693,992	8,549,981
Avago Technologies Ltd.	179,269	5,103,788
Cree Inc.(a)(b)	180,631	11,901,777
Cypress Semiconductor Corp.(a)	276,981	5,146,307
Intersil Corp. Class A	71,546	1,092,507
KLA-Tencor Corp.	15,177	586,439
Lam Research Corp.(a)	212,980	11,028,104
Linear Technology Corp.	376,421	13,020,402
Marvell Technology Group Ltd.(a)	910,080	16,881,984
Maxim Integrated Products Inc.	508,668	12,014,738
MEMC Electronic Materials Inc.(a)	159,273	1,793,414
Microchip Technology Inc.(b)	309,821	10,598,976
National Semiconductor Corp.	366,241	5,039,476
Novellus Systems Inc.(a)	135,018	4,363,782
NVIDIA Corp.(a)	962,459	14,821,869
ON Semiconductor Corp.(a)	723,756	7,150,709
PMC-Sierra Inc.(a)	18,842	161,853
QLogic Corp.(a)	178,267	3,034,104
Rambus Inc.(a)	175,701	3,598,357
Rovi Corp.(a)	171,945	10,662,309
Silicon Laboratories Inc.(a)(b)	76,774	3,533,140
Skyworks Solutions Inc.(a)	298,495	8,545,912
Teradyne Inc.(a)(b)	304,894	4,280,712
Varian Semiconductor Equipment Associates Inc.(a)	126,306	4,669,533
Xilinx Inc.(b)	435,667	12,625,630

		220,317,197
SOFTWARE—7.55%
Allscripts Healthcare Solutions Inc.(a)	194,597	3,749,884
ANSYS Inc.(a)	152,663	7,949,162
Autodesk Inc.(a)	385,268	14,717,238
BMC Software Inc.(a)	306,042	14,426,820
Broadridge Financial Solutions Inc.	194,207	4,258,959
CA Inc.	532,464	13,013,420
Cerner Corp.(a)	115,817	10,972,503
Citrix Systems Inc.(a)	312,669	21,389,686
Compuware Corp.(a)	211,479	2,467,960
Dun & Bradstreet Corp. (The)	85,040	6,980,934
Electronic Arts Inc.(a)	521,483	8,541,892
Emdeon Inc. Class A(a)	42,658	577,589
Fiserv Inc.(a)	171,307	10,031,738
Global Payments Inc.	137,467	6,352,350
Informatica Corp.(a)	154,608	6,807,390
Intuit Inc.(a)	472,177	23,278,326
MSCI Inc. Class A(a)	185,788	7,238,300
Nuance Communications Inc.(a)	383,895	6,979,211
Paychex Inc.	543,271	16,792,507
Red Hat Inc.(a)	318,075	14,520,124
Salesforce.com Inc.(a)	192,812	25,451,184
SEI Investments Co.	251,941	5,993,676

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

Solera Holdings Inc.	117,830	6,047,036

		238,537,889
TELECOMMUNICATIONS—2.95%
Amdocs Ltd.(a)	91,226	2,505,978
Atheros Communications Inc.(a)(b)	116,814	4,195,959
Ciena Corp.(a)(b)	154,781	3,258,140
Clearwire Corp. Class A(a)(b)	191,768	987,605
Crown Castle International Corp.(a)	488,894	21,428,224
Frontier Communications Corp.	639,525	6,222,578
Harris Corp.	218,378	9,892,524
JDS Uniphase Corp.(a)	363,752	5,267,129
Level 3 Communications Inc.(a)	1,056,618	1,035,486
MetroPCS Communications Inc.(a)	201,868	2,549,593
NeuStar Inc. Class A(a)	125,096	3,258,751
NII Holdings Inc.(a)	222,549	9,939,038
Polycom Inc.(a)	143,857	5,607,546
SBA Communications Corp. Class A(a)	197,062	8,067,718
tw telecom inc.(a)	255,663	4,359,054
Windstream Corp.	336,030	4,684,258

		93,259,581
TEXTILES—0.02%
Mohawk Industries Inc.(a)	10,968	622,544

		622,544
TOYS, GAMES & HOBBIES—0.59%
Hasbro Inc.	206,187	9,727,903
Mattel Inc.	356,093	9,055,445

		18,783,348
TRANSPORTATION—2.04%
C.H. Robinson Worldwide Inc.	279,243	22,392,496
Con-way Inc.	7,564	276,616
Expeditors International of Washington Inc.	358,353	19,566,074
Frontline Ltd.(b)	72,531	1,840,111
J.B. Hunt Transport Services Inc.	154,109	6,289,188
Kansas City Southern Industries Inc.(a)	101,883	4,876,120
Kirby Corp.(a)(b)	6,159	271,304
Landstar System Inc.	83,957	3,437,200
Ryder System Inc.	47,743	2,513,192
UTi Worldwide Inc.	142,862	3,028,674

		64,490,975
TRUCKING & LEASING—0.02%
GATX Corp.	21,801	769,139

		769,139

TOTAL COMMON STOCKS
(Cost: $2,681,300,085)		3,155,324,530

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.11%

MONEY MARKET FUNDS—6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	164,453,304	164,453,304

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

December 31, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	23,901,153	23,901,153
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	4,718,277	4,718,277

		193,072,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $193,072,734)		193,072,734

TOTAL INVESTMENTS IN SECURITIES—105.92%
(Cost: $2,874,372,819)		3,348,397,264
Other Assets, Less Liabilities—(5.92)%		(187,167,194)

NET ASSETS—100.00%		$3,161,230,070

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.12%
Clear Channel Outdoor Holdings Inc. Class A(a)	61,976	$870,143
Lamar Advertising Co. Class A(a)	68,385	2,724,458

		3,594,601
AEROSPACE & DEFENSE—1.25%
Alliant Techsystems Inc.(a)	3,411	253,881
BE Aerospace Inc.(a)	143,404	5,310,250
Goodrich Corp.	134,221	11,820,844
L-3 Communications Holdings Inc.	172,668	12,171,367
Rockwell Collins Inc.	111,150	6,475,599
Spirit AeroSystems Holdings Inc. Class A(a)	133,943	2,787,354

		38,819,295
AGRICULTURE—1.06%
Bunge Ltd.	215,063	14,090,928
Lorillard Inc.	228,660	18,763,839

		32,854,767
AIRLINES—0.57%
AMR Corp.(a)	334,363	2,604,688
Copa Holdings SA Class A	16,288	958,386
Southwest Airlines Co.	962,926	12,498,779
United Continental Holdings Inc.(a)	62,496	1,488,655

		17,550,508
APPAREL—0.37%
VF Corp.	131,406	11,324,569

		11,324,569
AUTO MANUFACTURERS—0.01%
Tesla Motors Inc.(a)(b)	6,911	184,040

		184,040
AUTO PARTS & EQUIPMENT—0.49%
Autoliv Inc.	84,374	6,660,484
BorgWarner Inc.(a)	13,781	997,193
Federal-Mogul Corp. Class A(a)	21,632	446,701
Lear Corp.(a)	51,862	5,119,298
TRW Automotive Holdings Corp.(a)	38,299	2,018,357

		15,242,033
BANKS—5.14%
Associated Banc-Corp	259,582	3,932,667
BancorpSouth Inc.	125,402	2,000,162
Bank of Hawaii Corp.	49,163	2,320,985
BOK Financial Corp.	37,455	2,000,097
CapitalSource Inc.	480,185	3,409,313
City National Corp.	68,221	4,186,041
Comerica Inc.	262,889	11,104,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Commerce Bancshares Inc.	114,890	4,564,580
Cullen/Frost Bankers Inc.	78,562	4,801,709
East West Bancorp Inc.	220,323	4,307,315
Fifth Third Bancorp	1,185,791	17,407,412
First Citizens BancShares Inc. Class A	8,153	1,541,325
First Horizon National Corp.(a)	353,414	4,163,217
Fulton Financial Corp.	298,045	3,081,785
Huntington Bancshares Inc.	1,073,036	7,371,757
KeyCorp	1,311,624	11,607,872
M&T Bank Corp.	110,088	9,583,160
Marshall & Ilsley Corp.	790,067	5,467,264
Popular Inc.(a)	1,536,331	4,824,079
Regions Financial Corp.	1,873,752	13,116,264
SunTrust Banks Inc.	747,498	22,058,666
Synovus Financial Corp.	1,163,287	3,071,078
TCF Financial Corp.	213,365	3,159,936
Valley National Bancorp	241,636	3,455,395
Wilmington Trust Corp.	137,391	596,277
Zions Bancorporation(b)	259,760	6,293,985

		159,426,772
BEVERAGES—1.05%
Brown-Forman Corp. Class B NVS	39,076	2,720,471
Coca-Cola Enterprises Inc.	196,545	4,919,521
Constellation Brands Inc. Class A(a)	274,726	6,085,181
Dr Pepper Snapple Group Inc.	235,078	8,265,342
Hansen Natural Corp.(a)	14,881	777,979
Molson Coors Brewing Co. Class B NVS	196,519	9,863,289

		32,631,783
BIOTECHNOLOGY—0.32%
Bio-Rad Laboratories Inc. Class A(a)	29,001	3,011,754
Charles River Laboratories International Inc.(a)	66,004	2,345,782
Life Technologies Corp.(a)	79,433	4,408,532

		9,766,068
BUILDING MATERIALS—0.30%
Armstrong World Industries Inc.	28,142	1,210,106
Masco Corp.	374,553	4,741,841
Owens Corning(a)	76,399	2,379,829
USG Corp.(a)(b)	60,761	1,022,607

		9,354,383
CHEMICALS—2.04%
Ashland Inc.	107,091	5,446,648
Cabot Corp.	98,328	3,702,049
CF Industries Holdings Inc.	29,546	3,993,142
Cytec Industries Inc.	73,216	3,884,841
Eastman Chemical Co.	85,844	7,217,764
FMC Corp.	34,124	2,726,166
Huntsman Corp.	281,297	4,391,046
Intrepid Potash Inc.(a)(b)	66,086	2,464,347
PPG Industries Inc.	207,457	17,440,910
RPM International Inc.	96,110	2,124,031
Sherwin-Williams Co. (The)	52,633	4,408,014
Sigma-Aldrich Corp.	13,709	912,471
Valspar Corp. (The)	133,751	4,611,735

		63,323,164

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

COAL—1.84%
Alpha Natural Resources Inc.(a)	156,605	9,400,998
Arch Coal Inc.	71,709	2,514,118
CONSOL Energy Inc.	182,171	8,879,014
Massey Energy Co.	153,621	8,241,767
Peabody Energy Corp.	401,801	25,707,228
Walter Energy Inc.	17,038	2,178,138

		56,921,263
COMMERCIAL SERVICES—1.58%
Aaron’s Inc.	47,154	961,470
Booz Allen Hamilton Holding Corp.(a)	5,259	102,182
Convergys Corp.(a)	147,305	1,940,007
CoreLogic Inc.	173,924	3,221,072
Corrections Corp. of America(a)	140,758	3,527,396
Education Management Corp.(a)(b)	27,178	491,922
Equifax Inc.	188,824	6,722,134
FTI Consulting Inc.(a)	13,241	493,624
Green Dot Corp. Class A(a)(b)	2,050	116,317
H&R Block Inc.	269,983	3,215,498
Hertz Global Holdings Inc.(a)(b)	43,504	630,373
KAR Auction Services Inc.(a)	34,314	473,533
Manpower Inc.	122,155	7,666,448
Monster Worldwide Inc.(a)	94,451	2,231,877
Quanta Services Inc.(a)	314,961	6,274,023
R.R. Donnelley & Sons Co.	290,893	5,081,901
Service Corp. International	382,821	3,158,273
Towers Watson & Co. Class A	53,860	2,803,952

		49,112,002
COMPUTERS—1.26%
Brocade Communications Systems Inc.(a)	660,013	3,491,469
Computer Sciences Corp.	230,885	11,451,896
Diebold Inc.	76,851	2,463,074
Lexmark International Inc. Class A(a)	117,512	4,091,768
Seagate Technology PLC(a)	201,692	3,031,431
Synopsys Inc.(a)	209,626	5,641,036
Western Digital Corp.(a)	263,521	8,933,362

		39,104,036
COSMETICS & PERSONAL CARE—0.12%
Alberto-Culver Co.	98,824	3,660,441

		3,660,441
DISTRIBUTION & WHOLESALE—0.78%
Central European Distribution Corp.(a)	104,983	2,404,111
Genuine Parts Co.	236,903	12,162,600
Ingram Micro Inc. Class A(a)	221,031	4,219,482
Tech Data Corp.(a)	69,522	3,060,358
WESCO International Inc.(a)	42,588	2,248,646

		24,095,197
DIVERSIFIED FINANCIAL SERVICES—3.56%
Ameriprise Financial Inc.	306,967	17,665,951
CBOE Holdings Inc.	11,818	270,159
CIT Group Inc.(a)	298,445	14,056,760
Discover Financial Services	811,332	15,033,982

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

E*TRADE Financial Corp.(a)	328,183	5,250,928
Federated Investors Inc. Class B	41,794	1,093,749
Interactive Brokers Group Inc. Class A	39,116	697,047
Invesco Ltd.	486,800	11,712,408
Janus Capital Group Inc.	248,322	3,220,736
Jefferies Group Inc.(b)	173,614	4,623,341
Legg Mason Inc.	231,524	8,397,375
LPL Investment Holdings Inc.(a)	20,233	735,874
NASDAQ OMX Group Inc. (The)(a)	181,836	4,311,332
NYSE Euronext Inc.	306,564	9,190,789
Raymond James Financial Inc.	148,861	4,867,755
SLM Corp.(a)	724,322	9,119,214

		110,247,400
ELECTRIC—9.28%
AES Corp. (The)(a)	999,150	12,169,647
Allegheny Energy Inc.	252,752	6,126,708
Alliant Energy Corp.	165,745	6,094,444
Ameren Corp.	356,892	10,060,785
Calpine Corp.(a)	278,139	3,710,374
CenterPoint Energy Inc.	630,065	9,904,622
CMS Energy Corp.(b)	366,641	6,819,523
Consolidated Edison Inc.	421,695	20,903,421
Constellation Energy Group Inc.	276,812	8,478,752
DPL Inc.	177,086	4,552,881
DTE Energy Co.	251,244	11,386,378
Edison International	487,372	18,812,559
FirstEnergy Corp.	454,782	16,836,030
GenOn Energy Inc.(a)	1,152,483	4,390,960
Great Plains Energy Inc.	203,090	3,937,915
Hawaiian Electric Industries Inc.	139,741	3,184,697
Integrys Energy Group Inc.	114,717	5,564,922
ITC Holdings Corp.	8,828	547,159
MDU Resources Group Inc.	281,616	5,708,356
Northeast Utilities	262,575	8,370,891
NRG Energy Inc.(a)	382,141	7,467,035
NSTAR	159,804	6,742,131
NV Energy Inc.	350,156	4,919,692
OGE Energy Corp.	145,483	6,625,296
Ormat Technologies Inc.	13,815	408,648
Pepco Holdings Inc.	333,866	6,093,055
Pinnacle West Capital Corp.	161,642	6,700,061
PPL Corp.	721,273	18,983,905
Progress Energy Inc.	429,583	18,678,269
SCANA Corp.	168,905	6,857,543
TECO Energy Inc.	320,080	5,697,424
Westar Energy Inc.	179,055	4,505,024
Wisconsin Energy Corp.	174,250	10,256,355
Xcel Energy Inc.	685,631	16,146,610

		287,642,072
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
Energizer Holdings Inc.(a)	104,394	7,610,322
General Cable Corp.(a)	50,075	1,757,132
Hubbell Inc. Class B	54,026	3,248,583
Molex Inc.	198,412	4,507,921
SunPower Corp. Class A(a)(b)	87,677	1,124,896

		18,248,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

ELECTRONICS—0.97%
Arrow Electronics Inc.(a)	161,179	5,520,381
Avnet Inc.(a)	226,465	7,480,139
AVX Corp.	65,486	1,010,449
Garmin Ltd.(b)	157,359	4,876,555
Itron Inc.(a)	4,135	229,286
Jabil Circuit Inc.	79,694	1,601,052
PerkinElmer Inc.	96,519	2,492,121
Thomas & Betts Corp.(a)	64,883	3,133,849
Vishay Intertechnology Inc.(a)	228,457	3,353,749
Vishay Precision Group Inc.(a)	18,266	344,131

		30,041,712
ENERGY - ALTERNATE SOURCES—0.10%
Covanta Holding Corp.	183,337	3,151,563

		3,151,563
ENGINEERING & CONSTRUCTION—1.32%
AECOM Technology Corp.(a)	104,414	2,920,460
Chicago Bridge & Iron Co. NV(a)	89,404	2,941,392
Fluor Corp.	250,659	16,608,665
Jacobs Engineering Group Inc.(a)	73,633	3,376,073
KBR Inc.	213,228	6,497,057
McDermott International Inc.(a)	71,932	1,488,273
Shaw Group Inc. (The)(a)	53,028	1,815,148
URS Corp.(a)	123,423	5,135,631

		40,782,699
ENTERTAINMENT—0.23%
International Speedway Corp. Class A	29,576	774,004
Madison Square Garden Inc. Class A(a)	61,735	1,591,528
Penn National Gaming Inc.(a)	102,109	3,589,132
Regal Entertainment Group Class A	91,584	1,075,196

		7,029,860
ENVIRONMENTAL CONTROL—0.36%
Republic Services Inc.	341,078	10,184,589
Waste Connections Inc.	36,907	1,016,050

		11,200,639
FOOD—3.57%
Campbell Soup Co.	109,425	3,802,519
ConAgra Foods Inc.	597,595	13,493,695
Corn Products International Inc.	112,758	5,186,868
Dean Foods Co.(a)	273,906	2,421,329
Del Monte Foods Co.	297,792	5,598,490
Flowers Foods Inc.	70,578	1,899,254
H.J. Heinz Co.	278,358	13,767,587
Hershey Co. (The)	95,904	4,521,874
Hormel Foods Corp.	103,087	5,284,240
J.M. Smucker Co. (The)	177,720	11,667,318
McCormick & Co. Inc. NVS	98,976	4,605,353
Ralcorp Holdings Inc.(a)	82,150	5,340,571
Safeway Inc.	579,755	13,038,690
Sara Lee Corp.	284,256	4,977,322
Smithfield Foods Inc.(a)	206,032	4,250,440
SUPERVALU Inc.	318,549	3,067,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Tyson Foods Inc. Class A	446,719	7,692,501

		110,615,678
FOREST PRODUCTS & PAPER—1.39%
Domtar Corp.	62,758	4,764,587
International Paper Co.	145,624	3,966,798
MeadWestvaco Corp.	255,854	6,693,141
Plum Creek Timber Co. Inc.(b)	140,371	5,256,894
Rayonier Inc.	84,044	4,413,991
Temple-Inland Inc.	132,102	2,805,846
Weyerhaeuser Co.	798,740	15,120,148

		43,021,405
GAS—1.95%
AGL Resources Inc.	116,614	4,180,612
Atmos Energy Corp.	139,519	4,352,993
Energen Corp.	107,695	5,197,361
National Fuel Gas Co.	110,114	7,225,681
NiSource Inc.	413,441	7,284,830
Sempra Energy	370,259	19,431,192
Southern Union Co.	185,375	4,461,976
UGI Corp.	163,431	5,161,151
Vectren Corp.	121,423	3,081,716

		60,377,512
HAND & MACHINE TOOLS—0.73%
Kennametal Inc.	31,247	1,233,007
Regal Beloit Corp.	9,084	606,448
Snap-on Inc.	86,182	4,876,177
Stanley Black & Decker Inc.	239,299	16,001,924

		22,717,556
HEALTH CARE - PRODUCTS—1.55%
Alere Inc.(a)	88,526	3,240,052
Beckman Coulter Inc.	104,588	7,868,155
Boston Scientific Corp.(a)	2,262,221	17,125,013
CareFusion Corp.(a)	210,854	5,418,948
Cooper Companies Inc. (The)	55,222	3,111,207
Hill-Rom Holdings Inc.	14,901	586,652
Hologic Inc.(a)	386,468	7,273,328
Kinetic Concepts Inc.(a)	84,900	3,555,612

		48,178,967
HEALTH CARE - SERVICES—1.27%
Brookdale Senior Living Inc.(a)	109,773	2,350,240
Community Health Systems Inc.(a)	43,895	1,640,356
Coventry Health Care Inc.(a)	220,705	5,826,612
Health Net Inc.(a)	148,997	4,066,128
Humana Inc.(a)	253,912	13,899,143
LifePoint Hospitals Inc.(a)	82,997	3,050,140
MEDNAX Inc.(a)	4,062	273,332
Quest Diagnostics Inc.	28,529	1,539,710
Tenet Healthcare Corp.(a)	203,882	1,363,970
Universal Health Services Inc. Class B	125,666	5,456,418

		39,466,049

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

HOLDING COMPANIES - DIVERSIFIED—0.27%
Leucadia National Corp.	290,747	8,483,997

		8,483,997
HOME BUILDERS—0.66%
D.R. Horton Inc.	416,825	4,972,722
KB Home	113,992	1,537,752
Lennar Corp. Class A	238,937	4,480,069
M.D.C. Holdings Inc.	55,931	1,609,135
Pulte Group Inc.(a)	502,245	3,776,882
Toll Brothers Inc.(a)	216,582	4,115,058

		20,491,618
HOME FURNISHINGS—0.27%
Harman International Industries Inc.(a)	54,130	2,506,219
Whirlpool Corp.	64,291	5,710,970

		8,217,189
HOUSEHOLD PRODUCTS & WARES—0.76%
Avery Dennison Corp.	155,263	6,573,835
Clorox Co. (The)	12,404	784,925
Fortune Brands Inc.	199,755	12,035,239
Jarden Corp.	138,069	4,262,190

		23,656,189
HOUSEWARES—0.25%
Newell Rubbermaid Inc.	432,759	7,867,559

		7,867,559
INSURANCE—9.17%
Alleghany Corp.(a)	9,946	3,047,156
Allied World Assurance Co. Holdings Ltd.	63,777	3,790,905
American Financial Group Inc.	128,736	4,156,885
American International Group Inc.(a)(b)	180,354	10,391,998
American National Insurance Co.	10,599	907,486
Aon Corp.	403,121	18,547,597
Arch Capital Group Ltd.(a)(b)	70,026	6,165,789
Arthur J. Gallagher & Co.	115,788	3,367,115
Aspen Insurance Holdings Ltd.	115,893	3,316,858
Assurant Inc.	167,355	6,446,515
Assured Guaranty Ltd.	274,804	4,864,031
Axis Capital Holdings Ltd.	128,646	4,615,819
Brown & Brown Inc.	78,270	1,873,784
CIGNA Corp.	412,779	15,132,478
Cincinnati Financial Corp.	218,686	6,930,159
CNA Financial Corp.(a)	38,910	1,052,516
Endurance Specialty Holdings Ltd.(b)	55,428	2,553,568
Erie Indemnity Co. Class A	12,150	795,461
Everest Re Group Ltd.	82,460	6,994,257
Fidelity National Financial Inc. Class A	342,358	4,683,457
Genworth Financial Inc. Class A(a)	593,867	7,803,412
Hanover Insurance Group Inc. (The)	66,909	3,125,988
Hartford Financial Services Group Inc. (The)	606,912	16,077,099
HCC Insurance Holdings Inc.	172,270	4,985,494
Lincoln National Corp.	451,282	12,550,152
Markel Corp.(a)	14,682	5,551,705
Marsh & McLennan Companies Inc.	63,196	1,727,779

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

MBIA Inc.(a)(b)	228,335	2,737,737
Mercury General Corp.	40,011	1,720,873
Old Republic International Corp.	386,822	5,272,384
OneBeacon Insurance Group Ltd.	35,277	534,799
PartnerRe Ltd.	117,229	9,419,350
Principal Financial Group Inc.	476,998	15,531,055
Progressive Corp. (The)	1,002,731	19,924,265
Protective Life Corp.	128,896	3,433,789
Reinsurance Group of America Inc.	109,120	5,860,835
RenaissanceRe Holdings Ltd.	82,145	5,231,815
StanCorp Financial Group Inc.	70,823	3,196,950
Symetra Financial Corp.	51,144	700,673
Torchmark Corp.	123,558	7,381,355
Transatlantic Holdings Inc.	95,791	4,944,731
Unitrin Inc.	75,566	1,854,390
Unum Group	496,549	12,026,417
Validus Holdings Ltd.	98,360	3,010,800
W.R. Berkley Corp.	180,341	4,937,737
Wesco Financial Corp.	2,006	739,030
White Mountains Insurance Group Ltd.	11,439	3,838,928
XL Group PLC	482,220	10,522,040

		284,275,416
INTERNET—0.78%
AOL Inc.(a)	158,811	3,765,409
Expedia Inc.	179,689	4,508,397
IAC/InterActiveCorp(a)	65,283	1,873,622
Liberty Media Corp. - Liberty Interactive Group Series A(a)	891,190	14,054,066

		24,201,494
INVESTMENT COMPANIES—0.15%
Ares Capital Corp.	285,375	4,702,980

		4,702,980
IRON & STEEL—0.81%
AK Steel Holding Corp.	140,674	2,302,833
Reliance Steel & Aluminum Co.	98,698	5,043,468
Schnitzer Steel Industries Inc. Class A	25,779	1,711,468
Steel Dynamics Inc.	324,244	5,933,665
United States Steel Corp.	173,697	10,147,379

		25,138,813
LEISURE TIME—0.18%
Royal Caribbean Cruises Ltd.(a)	119,867	5,633,749

		5,633,749
LODGING—0.58%
Choice Hotels International Inc.	38,188	1,461,455
Hyatt Hotels Corp. Class A(a)	64,939	2,971,608
MGM Resorts International(a)(b)	375,508	5,576,294
Wyndham Worldwide Corp.	268,282	8,037,729

		18,047,086
MACHINERY—0.70%
AGCO Corp.(a)	139,319	7,057,901
Babcock & Wilcox Co. (The)(a)	35,966	920,370
CNH Global NV(a)(b)	31,358	1,497,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Flowserve Corp.	12,418	1,480,474
Gardner Denver Inc.	4,375	301,087
IDEX Corp.	21,221	830,165
Terex Corp.(a)	163,039	5,060,731
Wabtec Corp.	60,334	3,191,065
Zebra Technologies Corp. Class A(a)	36,422	1,383,672

		21,722,496
MANUFACTURING—3.56%
AptarGroup Inc.	101,636	4,834,825
Carlisle Companies Inc.	84,242	3,347,777
Crane Co.	73,370	3,013,306
Dover Corp.	102,526	5,992,645
Eaton Corp.	185,275	18,807,265
Harsco Corp.	110,734	3,135,987
Ingersoll-Rand PLC	481,312	22,664,982
ITT Corp.	273,769	14,266,103
Leggett & Platt Inc.	90,949	2,069,999
Parker Hannifin Corp.	172,259	14,865,952
Pentair Inc.	71,340	2,604,623
SPX Corp.	60,214	4,304,699
Teleflex Inc.	50,098	2,695,773
Textron Inc.(b)	199,021	4,704,856
Trinity Industries Inc.	119,336	3,175,531

		110,484,323
MEDIA—2.66%
Cablevision NY Group Class A	351,227	11,885,522
CBS Corp. Class B NVS	893,725	17,025,461
Central European Media Enterprises Ltd. Class A(a)	55,867	1,136,893
Discovery Communications Inc. Series A(a)	114,061	4,756,344
DISH Network Corp. Class A(a)	299,681	5,891,728
Gannett Co. Inc.	357,230	5,390,601
John Wiley & Sons Inc. Class A	4,648	210,276
Liberty Global Inc. Series A(a)(b)	352,997	12,489,034
Liberty Media Corp. - Liberty Capital Group Series A(a)	110,035	6,883,790
Liberty Media Corp. - Liberty Starz Group Series A(a)	76,479	5,084,324
McGraw-Hill Companies Inc. (The)	140,022	5,098,201
Meredith Corp.	30,917	1,071,274
New York Times Co. (The) Class A(a)(b)	201,071	1,970,496
Washington Post Co. (The) Class B	8,361	3,674,659

		82,568,603
METAL FABRICATE & HARDWARE—0.15%
Commercial Metals Co.	172,193	2,856,682
Timken Co. (The)	34,434	1,643,535

		4,500,217
MINING—0.39%
Royal Gold Inc.	67,206	3,671,464
Vulcan Materials Co.(b)	191,243	8,483,539

		12,155,003
OFFICE & BUSINESS EQUIPMENT—0.83%
Pitney Bowes Inc.	87,526	2,116,379
Xerox Corp.	2,061,706	23,750,853

		25,867,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

OIL & GAS—6.53%
Atlas Energy Inc.(a)	31,043	1,364,961
Atwood Oceanics Inc.(a)	66,490	2,484,731
Cabot Oil & Gas Corp.	155,515	5,886,243
Cobalt International Energy Inc.(a)	107,969	1,318,302
Comstock Resources Inc.(a)	70,146	1,722,786
Continental Resources Inc.(a)	4,552	267,885
Denbury Resources Inc.(a)	595,647	11,370,901
Diamond Offshore Drilling Inc.	69,507	4,647,933
EQT Corp.	14,513	650,763
Forest Oil Corp.(a)	60,416	2,293,996
Frontier Oil Corp.(a)	157,127	2,829,857
Helmerich & Payne Inc.	140,389	6,806,059
Holly Corp.	21,020	856,985
Murphy Oil Corp.	252,632	18,833,716
Nabors Industries Ltd.(a)	256,897	6,026,804
Newfield Exploration Co.(a)	199,028	14,351,909
Noble Energy Inc.	261,096	22,475,144
Patterson-UTI Energy Inc.	229,177	4,938,764
Petrohawk Energy Corp.(a)	130,200	2,376,150
Pioneer Natural Resources Co.	172,965	15,016,821
Plains Exploration & Production Co.(a)	208,903	6,714,142
Pride International Inc.(a)	158,003	5,214,099
QEP Resources Inc.	261,152	9,482,429
Quicksilver Resources Inc.(a)	164,105	2,418,908
Rowan Companies Inc.(a)	165,317	5,771,216
SandRidge Energy Inc.(a)(b)	224,924	1,646,444
SM Energy Co.	30,226	1,781,218
Sunoco Inc.	179,871	7,250,600
Tesoro Corp.(a)	210,704	3,906,452
Unit Corp.(a)	60,165	2,796,469
Valero Energy Corp.	845,788	19,554,619
Whiting Petroleum Corp.(a)	81,075	9,501,179

		202,558,485
OIL & GAS SERVICES—1.52%
Cameron International Corp.(a)	156,304	7,929,302
Dresser-Rand Group Inc.(a)	11,565	492,553
Exterran Holdings Inc.(a)	84,099	2,014,171
Oceaneering International Inc.(a)	82,271	6,057,614
Oil States International Inc.(a)	69,830	4,475,405
SEACOR Holdings Inc.	31,773	3,211,933
Superior Energy Services Inc.(a)	108,459	3,794,980
Tidewater Inc.	77,550	4,175,292
Weatherford International Ltd.(a)	659,344	15,033,043

		47,184,293
PACKAGING & CONTAINERS—1.17%
Ball Corp.	108,764	7,401,390
Bemis Co. Inc.	163,150	5,328,479
Greif Inc. Class A	51,819	3,207,596
Owens-Illinois Inc.(a)	170,048	5,220,474
Packaging Corp. of America	153,587	3,968,688
Sealed Air Corp.	238,756	6,076,340
Sonoco Products Co.	150,342	5,062,015

		36,264,982
PHARMACEUTICALS—2.04%
Cephalon Inc.(a)	112,076	6,917,331

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Endo Pharmaceuticals Holdings Inc.(a)	173,807	6,206,648
Forest Laboratories Inc.(a)	425,996	13,623,352
King Pharmaceuticals Inc.(a)	372,227	5,229,789
Mead Johnson Nutrition Co. Class A	263,318	16,391,546
Mylan Inc.(a)	102,940	2,175,122
Omnicare Inc.	161,278	4,094,848
Watson Pharmaceuticals Inc.(a)	166,609	8,605,355

		63,243,991
PIPELINES—1.59%
El Paso Corp.	856,729	11,788,591
ONEOK Inc.	158,579	8,796,377
Questar Corp.	262,737	4,574,251
Spectra Energy Corp.	968,718	24,208,263

		49,367,482
REAL ESTATE—0.12%
Forest City Enterprises Inc. Class A(a)(b)	189,438	3,161,720
Howard Hughes Corp. (The)(a)	7,422	403,905
St. Joe Co. (The)(a)(b)	13,538	295,806

		3,861,431
REAL ESTATE INVESTMENT TRUSTS—9.44%
Alexandria Real Estate Equities Inc.	82,233	6,024,390
AMB Property Corp.	228,296	7,239,266
Annaly Capital Management Inc.(b)	924,641	16,569,567
Apartment Investment and Management Co. Class A	89,115	2,302,732
AvalonBay Communities Inc.	123,808	13,934,590
Boston Properties Inc.	207,410	17,858,001
Brandywine Realty Trust	197,699	2,303,193
BRE Properties Inc. Class A	95,607	4,158,904
Camden Property Trust	98,552	5,319,837
Chimera Investment Corp.	1,510,811	6,209,433
CommonWealth REIT	107,913	2,752,861
Corporate Office Properties Trust	100,196	3,501,850
Developers Diversified Realty Corp.	296,400	4,176,276
Digital Realty Trust Inc.(b)	6,981	359,801
Douglas Emmett Inc.	183,509	3,046,249
Duke Realty Corp.	377,542	4,704,173
Equity Residential	396,067	20,575,681
Essex Property Trust Inc.	27,506	3,141,735
Federal Realty Investment Trust	36,880	2,874,058
General Growth Properties Inc.	109,909	1,701,391
HCP Inc.(b)	462,592	17,018,760
Health Care REIT Inc.	218,490	10,408,864
Hospitality Properties Trust	185,073	4,264,082
Host Hotels & Resorts Inc.(b)	981,980	17,547,983
Kimco Realty Corp.	604,788	10,910,376
Liberty Property Trust(b)	169,539	5,411,685
Macerich Co. (The)	193,413	9,161,974
Mack-Cali Realty Corp.	118,924	3,931,627
Nationwide Health Properties Inc.	189,186	6,882,587
Piedmont Office Realty Trust Inc. Class A	77,425	1,559,339
ProLogis	796,080	11,495,395
Realty Income Corp.	176,916	6,050,527
Regency Centers Corp.	122,350	5,168,064
Senior Housing Properties Trust	212,589	4,664,203
SL Green Realty Corp.	116,099	7,837,843
Taubman Centers Inc.	81,793	4,128,911
UDR Inc.(b)	252,954	5,949,478

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Ventas Inc.(b)	170,365	8,940,755
Vornado Realty Trust	219,904	18,324,600
Weingarten Realty Investors	179,002	4,253,088

		292,664,129
RETAIL—1.93%
Abercrombie & Fitch Co. Class A	31,494	1,814,999
American Eagle Outfitters Inc.	220,486	3,225,710
AutoNation Inc.(a)(b)	64,765	1,826,373
BJ’s Wholesale Club Inc.(a)	73,444	3,517,968
Brinker International Inc.	18,872	394,047
Foot Locker Inc.	233,508	4,581,427
GameStop Corp. Class A(a)(b)	228,023	5,217,166
J.C. Penney Co. Inc.	238,737	7,713,592
Macy’s Inc.	567,392	14,355,018
Office Depot Inc.(a)	367,173	1,982,734
RadioShack Corp.	170,340	3,149,587
Sears Holdings Corp.(a)(b)	67,869	5,005,339
Signet Jewelers Ltd.(a)	128,204	5,564,054
Wendy’s/Arby’s Group Inc. Class A	305,868	1,413,110

		59,761,124
SAVINGS & LOANS—1.21%
Capitol Federal Financial Inc.(b)	61,743	735,359
First Niagara Financial Group Inc.	313,555	4,383,499
Hudson City Bancorp Inc.	645,217	8,220,065
New York Community Bancorp Inc.	649,658	12,246,053
People’s United Financial Inc.	559,727	7,841,775
TFS Financial Corp.	118,254	1,066,651
Washington Federal Inc.	169,199	2,862,847

		37,356,249
SEMICONDUCTORS—1.43%
Advanced Micro Devices Inc.(a)	552,021	4,515,532
Atmel Corp.(a)	70,653	870,445
Fairchild Semiconductor International Inc.(a)	188,978	2,949,947
International Rectifier Corp.(a)	105,050	3,118,934
Intersil Corp. Class A	120,545	1,840,722
KLA-Tencor Corp.	239,667	9,260,733
LSI Corp.(a)	924,770	5,539,372
MEMC Electronic Materials Inc.(a)	196,825	2,216,249
Micron Technology Inc.(a)	1,275,884	10,232,590
National Semiconductor Corp.	31,430	432,477
Novellus Systems Inc.(a)	14,771	477,399
PMC-Sierra Inc.(a)	327,375	2,812,151

		44,266,551
SOFTWARE—0.88%
Broadridge Financial Solutions Inc.	16,781	368,007
CA Inc.	108,773	2,658,412
Compuware Corp.(a)	147,805	1,724,884
Electronic Arts Inc.(a)	28,679	469,762
Emdeon Inc. Class A(a)	4,611	62,433
Fidelity National Information Services Inc.	393,810	10,786,456
Fiserv Inc.(a)	75,799	4,438,790
Novell Inc.(a)	518,312	3,068,407
Total System Services Inc.	245,042	3,768,746

		27,345,897

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

TELECOMMUNICATIONS—3.15%
Amdocs Ltd.(a)	208,437	5,725,764
CenturyLink Inc.	449,251	20,741,919
Clearwire Corp. Class A(a)(b)	53,161	273,779
CommScope Inc.(a)	141,817	4,427,527
EchoStar Corp. Class A(a)	56,065	1,399,943
Frontier Communications Corp.	906,286	8,818,163
Leap Wireless International Inc.(a)	90,213	1,106,011
Level 3 Communications Inc.(a)	1,530,554	1,499,943
MetroPCS Communications Inc.(a)	194,857	2,461,044
NII Holdings Inc.(a)	52,849	2,360,236
Qwest Communications International Inc.	2,596,858	19,762,089
Telephone and Data Systems Inc.	126,496	4,623,429
Tellabs Inc.	577,248	3,913,742
United States Cellular Corp.(a)	23,421	1,169,645
Virgin Media Inc.	495,251	13,490,637
Windstream Corp.	423,186	5,899,213

		97,673,084
TEXTILES—0.31%
Cintas Corp.	198,043	5,537,282
Mohawk Industries Inc.(a)	73,700	4,183,212

		9,720,494
TOYS, GAMES & HOBBIES—0.19%
Mattel Inc.	228,543	5,811,849

		5,811,849
TRANSPORTATION—0.53%
Alexander & Baldwin Inc.	61,895	2,477,657
Con-way Inc.	73,549	2,689,687
Frontline Ltd.(b)	14,029	355,916
Kansas City Southern Industries Inc.(a)	62,995	3,014,941
Kirby Corp.(a)(b)	75,138	3,309,829
Ryder System Inc.	37,359	1,966,578
Teekay Corp.	62,845	2,078,912
UTi Worldwide Inc.	23,597	500,256

		16,393,776
TRUCKING & LEASING—0.06%
GATX Corp.	49,522	1,747,136

		1,747,136
WATER—0.36%
American Water Works Co. Inc.	260,514	6,588,399
Aqua America Inc.	205,055	4,609,637

		11,198,036

TOTAL COMMON STOCKS
(Cost: $3,114,670,989)		3,094,119,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.84%

MONEY MARKET FUNDS—3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	98,904,137	98,904,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	14,374,432	14,374,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	5,805,263	5,805,263

		119,083,832

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,083,832)		119,083,832

TOTAL INVESTMENTS IN SECURITIES—103.64%
(Cost: $3,233,754,821)		3,213,203,673
Other Assets, Less Liabilities—(3.64)%		(112,902,940)

NET ASSETS—100.00%		$3,100,300,733

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

AEROSPACE & DEFENSE—2.60%
Boeing Co. (The)	249,194	$16,262,400
General Dynamics Corp.	128,304	9,104,452
Lockheed Martin Corp.	100,187	7,004,073
Raytheon Co.	124,382	5,763,862
United Technologies Corp.	313,678	24,692,732

		62,827,519
AGRICULTURE—2.74%
Altria Group Inc.	709,215	17,460,873
Monsanto Co.	182,203	12,688,617
Philip Morris International Inc.	616,333	36,073,971

		66,223,461
APPAREL—0.46%
Nike Inc. Class B	129,861	11,092,727

		11,092,727
AUTO MANUFACTURERS—0.88%
Ford Motor Co.(a)	1,272,700	21,368,633

		21,368,633
BANKS—5.56%
Bank of America Corp.	3,425,838	45,700,679
Bank of New York Mellon Corp. (The)	421,372	12,725,435
Regions Financial Corp.	427,288	2,991,016
U.S. Bancorp	651,634	17,574,569
Wells Fargo & Co.	1,782,963	55,254,023

		134,245,722
BEVERAGES—3.60%
Coca-Cola Co. (The)	788,774	51,877,666
PepsiCo Inc.	538,356	35,170,797

		87,048,463
BIOTECHNOLOGY—0.73%
Amgen Inc.(a)	320,943	17,619,771

		17,619,771
CHEMICALS—1.20%
Dow Chemical Co. (The)	394,286	13,460,924
E.I. du Pont de Nemours and Co.	310,104	15,467,988

		28,928,912
COMMERCIAL SERVICES—0.30%
MasterCard Inc. Class A	32,914	7,376,356

		7,376,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2010

COMPUTERS —9.05%
Apple Inc.(a)	311,600	100,509,696
Dell Inc.(a)	570,444	7,729,516
EMC Corp.(a)	699,900	16,027,710
Hewlett-Packard Co.	770,333	32,431,020
International Business Machines Corp.	422,020	61,935,655

		218,633,597
COSMETICS & PERSONAL CARE—3.25%
Avon Products Inc.	146,122	4,246,305
Colgate-Palmolive Co.	163,952	13,176,822
Procter & Gamble Co. (The)	950,860	61,168,824

		78,591,951
DIVERSIFIED FINANCIAL SERVICES—7.07%
American Express Co.	355,748	15,268,704
Capital One Financial Corp.	155,203	6,605,440
Citigroup Inc.(a)	9,868,097	46,676,099
Goldman Sachs Group Inc. (The)	173,672	29,204,684
JPMorgan Chase & Co.	1,327,913	56,330,069
Morgan Stanley	513,909	13,983,464
NYSE Euronext Inc.	88,979	2,667,590

		170,736,050
ELECTRIC—1.26%
American Electric Power Co. Inc.	162,463	5,845,419
Entergy Corp.	61,729	4,372,265
Exelon Corp.	224,450	9,346,098
Southern Co.	284,837	10,889,318

		30,453,100
FOOD—1.25%
Campbell Soup Co.	64,701	2,248,360
H.J. Heinz Co.	109,436	5,412,705
Kraft Foods Inc. Class A	593,361	18,696,805
Sara Lee Corp.	218,122	3,819,316

		30,177,186
FOREST PRODUCTS & PAPER—0.14%
Weyerhaeuser Co.	182,335	3,451,601

		3,451,601
HEALTH CARE - PRODUCTS—3.37%
Baxter International Inc.	197,618	10,003,423
Johnson & Johnson	932,886	57,698,999
Medtronic Inc.	366,826	13,605,577

		81,307,999
HEALTH CARE - SERVICES—0.56%
UnitedHealth Group Inc.	373,638	13,492,068

		13,492,068

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2010

INSURANCE—2.76%
Allstate Corp. (The)	182,634	5,822,372
Berkshire Hathaway Inc. Class B(a)	587,810	47,089,459
MetLife Inc.	307,852	13,680,943

		66,592,774
INTERNET—2.98%
Amazon.com Inc.(a)	120,446	21,680,280
Google Inc. Class A(a)	84,724	50,323,514

		72,003,794
MACHINERY—0.84%
Caterpillar Inc.	215,603	20,193,377

		20,193,377
MANUFACTURING—4.19%
3M Co.	242,831	20,956,316
General Electric Co.	3,619,318	66,197,326
Honeywell International Inc.	265,019	14,088,410

		101,242,052
MEDIA—2.83%
Comcast Corp. Class A	947,754	20,822,155
News Corp. Class A NVS	775,708	11,294,309
Time Warner Inc.	376,814	12,122,106
Walt Disney Co. (The)	643,238	24,127,858

		68,366,428
MINING—1.01%
Alcoa Inc.	345,967	5,324,432
Freeport-McMoRan Copper & Gold Inc.	159,959	19,209,476

		24,533,908
OFFICE & BUSINESS EQUIPMENT—0.23%
Xerox Corp.	473,296	5,452,370

		5,452,370
OIL & GAS—10.77%
Chevron Corp.	683,603	62,378,774
ConocoPhillips	499,079	33,987,280
Devon Energy Corp.	146,709	11,518,123
Exxon Mobil Corp.	1,712,916	125,248,418
Occidental Petroleum Corp.	276,030	27,078,543

		260,211,138
OIL & GAS SERVICES—2.87%
Baker Hughes Inc.	146,530	8,377,120
Halliburton Co.	308,338	12,589,441
National Oilwell Varco Inc.	142,408	9,576,938
Schlumberger Ltd.	463,464	38,699,244

		69,242,743

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2010

PHARMACEUTICALS—5.63%
Abbott Laboratories	525,105	25,157,781
Bristol-Myers Squibb Co.	580,924	15,382,867
Gilead Sciences Inc.(a)	275,639	9,989,157
Merck & Co. Inc.	1,046,553	37,717,770
Pfizer Inc.	2,720,913	47,643,187

		135,890,762
PIPELINES—0.20%
Williams Companies Inc. (The)	199,444	4,930,256

		4,930,256
RETAIL—6.13%
Costco Wholesale Corp.	146,816	10,601,584
CVS Caremark Corp.	461,566	16,048,650
Home Depot Inc. (The)	556,688	19,517,481
Lowe’s Companies Inc.	468,775	11,756,877
McDonald’s Corp.	358,882	27,547,782
Target Corp.	240,531	14,463,129
Wal-Mart Stores Inc.	665,484	35,889,552
Walgreen Co.	314,477	12,252,024

		148,077,079
SEMICONDUCTORS—2.19%
Intel Corp.	1,894,800	39,847,644
Texas Instruments Inc.	398,847	12,962,527

		52,810,171
SOFTWARE—4.66%
Microsoft Corp.	2,557,486	71,405,009
Oracle Corp.	1,314,909	41,156,652

		112,561,661
TELECOMMUNICATIONS—6.75%
AT&T Inc.	2,007,579	58,982,671
Cisco Systems Inc.(a)	1,882,829	38,089,631
QUALCOMM Inc.	549,523	27,195,893
Sprint Nextel Corp.(a)	1,019,149	4,311,000
Verizon Communications Inc.	960,231	34,357,065

		162,936,260
TRANSPORTATION—1.74%
FedEx Corp.	106,816	9,934,956
Norfolk Southern Corp.	123,180	7,738,168
United Parcel Service Inc. Class B	335,928	24,381,654

		42,054,778

TOTAL COMMON STOCKS
(Cost: $2,861,815,398)		2,410,674,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	2,131,139	2,131,139

		2,131,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,131,139)		2,131,139

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $2,863,946,537)		2,412,805,806
Other Assets, Less Liabilities—0.11%		2,570,031

NET ASSETS—100.00%		$2,415,375,837

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.17%
Harte-Hanks Inc.	765	$9,769
Interpublic Group of Companies Inc. (The)(a)	11,873	126,091
Lamar Advertising Co. Class A(a)	1,512	60,238
Omnicom Group Inc.	7,461	341,714

		537,812
AEROSPACE & DEFENSE—1.92%
AAR Corp.(a)	942	25,877
AeroVironment Inc.(a)	396	10,625
Alliant Techsystems Inc.(a)	826	61,479
BE Aerospace Inc.(a)	2,492	92,279
Boeing Co. (The)	18,143	1,184,012
Curtiss-Wright Corp.	1,150	38,180
Esterline Technologies Corp.(a)	786	53,912
GenCorp Inc.(a)	1,502	7,765
General Dynamics Corp.	9,393	666,527
Goodrich Corp.	3,133	275,923
Kaman Corp.	676	19,651
L-3 Communications Holdings Inc.	2,773	195,469
Lockheed Martin Corp.	7,360	514,538
Moog Inc. Class A(a)	1,074	42,745
Northrop Grumman Corp.	7,192	465,898
Orbital Sciences Corp.(a)	1,315	22,526
Raytheon Co.	9,074	420,489
Rockwell Collins Inc.	3,931	229,020
Teledyne Technologies Inc.(a)	898	39,485
Triumph Group Inc.	436	38,983
United Technologies Corp.	22,885	1,801,507

		6,206,890
AGRICULTURE—1.83%
Alliance One International Inc.(a)	2,225	9,434
Altria Group Inc.	51,768	1,274,528
Andersons Inc. (The)	472	17,157
Archer-Daniels-Midland Co.	15,818	475,805
Lorillard Inc.	3,663	300,586
Monsanto Co.	13,244	922,312
Philip Morris International Inc.	44,965	2,631,802
Reynolds American Inc.	8,483	276,716
Universal Corp.	583	23,728

		5,932,068
AIRLINES—0.12%
AirTran Holdings Inc.(a)	3,781	27,942
Alaska Air Group Inc.(a)	841	47,676
Allegiant Travel Co.	391	19,253
JetBlue Airways Corp.(a)	4,474	29,573
SkyWest Inc.	1,342	20,962
Southwest Airlines Co.	18,490	240,000

		385,406

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

APPAREL—0.70%
Carter’s Inc.(a)	1,434	42,317
Coach Inc.	7,307	404,150
Crocs Inc.(a)	2,136	36,568
Deckers Outdoor Corp.(a)	920	73,361
Guess? Inc.	1,605	75,949
Hanesbrands Inc.(a)	2,479	62,967
Iconix Brand Group Inc.(a)	1,802	34,797
K-Swiss Inc. Class A(a)	707	8,816
Liz Claiborne Inc.(a)(b)	2,169	15,530
Maidenform Brands Inc.(a)	536	12,741
Nike Inc. Class B	9,433	805,767
Oxford Industries Inc.	422	10,807
Perry Ellis International Inc.(a)	320	8,790
Phillips-Van Heusen Corp.	1,657	104,408
Polo Ralph Lauren Corp.	1,572	174,366
Quiksilver Inc.(a)	3,135	15,894
SKECHERS U.S.A. Inc. Class A(a)	774	15,480
Steven Madden Ltd.(a)	611	25,491
Timberland Co. Class A(a)	993	24,418
True Religion Apparel Inc.(a)(b)	614	13,668
VF Corp.	2,120	182,702
Volcom Inc.	321	6,057
Warnaco Group Inc. (The)(a)	1,114	61,348
Wolverine World Wide Inc.	1,240	39,531

		2,255,923
AUTO MANUFACTURERS—0.67%
Ford Motor Co.(a)	93,028	1,561,940
Oshkosh Corp.(a)	2,227	78,479
PACCAR Inc.	9,078	521,259

		2,161,678
AUTO PARTS & EQUIPMENT—0.29%
BorgWarner Inc.(a)	2,791	201,957
Goodyear Tire & Rubber Co. (The)(a)	6,066	71,882
Johnson Controls Inc.	16,738	639,392
Spartan Motors Inc.	890	5,420
Standard Motor Products Inc.	312	4,274
Superior Industries International Inc.	674	14,302

		937,227
BANKS—4.75%
Associated Banc-Corp	4,046	61,297
BancorpSouth Inc.	1,847	29,460
Bank Mutual Corp.	1,417	6,773
Bank of America Corp.	249,928	3,334,040
Bank of Hawaii Corp.	1,241	58,588
Bank of New York Mellon Corp. (The)	30,624	924,845
Bank of the Ozarks Inc.	315	13,655
BB&T Corp.	17,176	451,557
Boston Private Financial Holdings Inc.	1,656	10,847
Cathay General Bancorp	1,858	31,029
City Holding Co.	402	14,564
City National Corp.	1,201	73,693
Columbia Banking System Inc.	1,121	23,608
Comerica Inc.	4,346	183,575
Commerce Bancshares Inc.	1,916	76,123
Community Bank System Inc.	818	22,716

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Cullen/Frost Bankers Inc.	1,473	90,030
East West Bancorp Inc.	3,683	72,003
Fifth Third Bancorp	19,836	291,192
First BanCorp (Puerto Rico)(a)	1,760	810
First Commonwealth Financial Corp.	1,816	12,857
First Financial Bancorp	1,629	30,104
First Financial Bankshares Inc.	556	28,456
First Horizon National Corp.(a)	5,836	68,748
First Midwest Bancorp Inc.	1,760	20,275
FirstMerit Corp.	2,525	49,970
Fulton Financial Corp.	5,151	53,261
Glacier Bancorp Inc.	1,639	24,765
Hancock Holding Co.	757	26,389
Hanmi Financial Corp.(a)	1,055	1,213
Home Bancshares Inc.	622	13,703
Huntington Bancshares Inc.	21,390	146,949
Independent Bank Corp. (Massachusetts)	622	16,825
International Bancshares Corp.(b)	1,300	26,039
KeyCorp	22,076	195,373
M&T Bank Corp.	2,959	257,581
Marshall & Ilsley Corp.	13,356	92,424
Nara Bancorp Inc.(a)	598	5,872
National Penn Bancshares Inc.	2,942	23,624
NBT Bancorp Inc.	846	20,431
Northern Trust Corp.	6,062	335,895
Old National Bancorp	2,239	26,622
PacWest Bancorp	693	14,816
Pinnacle Financial Partners Inc.(a)	961	13,050
PNC Financial Services Group Inc. (The)(c)	13,089	794,764
PrivateBancorp Inc.	1,455	20,923
Prosperity Bancshares Inc.	1,115	43,797
Regions Financial Corp.	31,279	218,953
S&T Bancorp Inc.	604	13,644
Signature Bank(a)	970	48,500
Simmons First National Corp. Class A	315	8,977
State Street Corp.	12,497	579,111
Sterling Bancorp	474	4,963
Sterling Bancshares Inc.	2,728	19,151
SunTrust Banks Inc.	12,517	369,377
Susquehanna Bancshares Inc.	3,088	29,892
SVB Financial Group(a)	1,025	54,376
Synovus Financial Corp.	18,563	49,006
TCF Financial Corp.	2,901	42,964
Texas Capital Bancshares Inc.(a)	913	19,420
Tompkins Financial Corp.	185	7,245
TrustCo Bank Corp. NY	2,037	12,915
Trustmark Corp.	1,489	36,987
U.S. Bancorp	47,467	1,280,185
UMB Financial Corp.	791	32,763
Umpqua Holdings Corp.	2,758	33,592
United Bankshares Inc.(b)	995	29,054
United Community Banks Inc.(a)	1,875	3,656
Valley National Bancorp	3,826	54,712
Webster Financial Corp.	1,744	34,357
Wells Fargo & Co.	130,073	4,030,962
Westamerica Bancorporation	719	39,883
Whitney Holding Corp.	2,358	33,366
Wilmington Trust Corp.	2,204	9,565
Wilshire Bancorp Inc.	355	2,705
Wintrust Financial Corp.	803	26,523
Zions Bancorporation	4,299	104,165

		15,366,100

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

BEVERAGES—2.31%
Boston Beer Co. Inc. (The) Class A(a)	252	23,963
Brown-Forman Corp. Class B NVS	2,587	180,107
Coca-Cola Co. (The)	57,544	3,784,669
Coca-Cola Enterprises Inc.	8,434	211,103
Constellation Brands Inc. Class A(a)	4,247	94,071
Dr Pepper Snapple Group Inc.	5,653	198,759
Green Mountain Coffee Roasters Inc.(a)	2,865	94,144
Hansen Natural Corp.(a)	1,653	86,419
Molson Coors Brewing Co. Class B NVS	3,972	199,354
Peet’s Coffee & Tea Inc.(a)	393	16,404
PepsiCo Inc.	39,276	2,565,901

		7,454,894
BIOTECHNOLOGY—1.09%
Affymetrix Inc.(a)	1,807	9,089
Amgen Inc.(a)	23,387	1,283,946
ArQule Inc.(a)	898	5,271
Bio-Rad Laboratories Inc. Class A(a)	483	50,160
Biogen Idec Inc.(a)	5,907	396,064
Cambrex Corp.(a)	697	3,604
Celgene Corp.(a)	11,676	690,519
Charles River Laboratories International Inc.(a)	1,433	50,929
CryoLife Inc.(a)	594	3,219
Enzo Biochem Inc.(a)	702	3,707
Genzyme Corp.(a)	6,447	459,026
Integra LifeSciences Holdings Corp.(a)	479	22,657
Life Technologies Corp.(a)	4,648	257,964
Martek Biosciences Corp.(a)	878	27,481
Regeneron Pharmaceuticals Inc.(a)	1,893	62,147
Savient Pharmaceuticals Inc.(a)	1,818	20,253
Vertex Pharmaceuticals Inc.(a)	5,035	176,376

		3,522,412
BUILDING MATERIALS—0.14%
AAON Inc.(b)	328	9,253
Apogee Enterprises Inc.	816	10,991
Comfort Systems USA Inc.	968	12,749
Drew Industries Inc.	426	9,679
Eagle Materials Inc.	1,100	31,075
Lennox International Inc.	1,080	51,073
Martin Marietta Materials Inc.(b)	1,143	105,430
Masco Corp.	9,118	115,434
NCI Building Systems Inc.(a)	647	9,052
Quanex Building Products Corp.	1,023	19,406
Simpson Manufacturing Co. Inc.	941	29,086
Texas Industries Inc.	711	32,550
Universal Forest Products Inc.	472	18,361

		454,139
CHEMICALS—1.91%
A. Schulman Inc.	923	21,127
Air Products and Chemicals Inc.	5,334	485,127
Airgas Inc.	1,802	112,553
Albemarle Corp.	2,273	126,788
American Vanguard Corp.	509	4,347
Arch Chemicals Inc.	676	25,641
Ashland Inc.	1,983	100,855
Balchem Corp.	706	23,870

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Cabot Corp.	1,621	61,031
CF Industries Holdings Inc.	1,733	234,215
Cytec Industries Inc.	1,252	66,431
Dow Chemical Co. (The)	28,850	984,939
E.I. du Pont de Nemours and Co.	22,572	1,125,891
Eastman Chemical Co.	1,826	153,530
Ecolab Inc.	5,741	289,461
FMC Corp.	1,837	146,758
H.B. Fuller Co.	1,250	25,650
International Flavors & Fragrances Inc.	1,995	110,902
Intrepid Potash Inc.(a)(b)	1,043	38,893
Lubrizol Corp.	1,650	176,352
Minerals Technologies Inc.	438	28,650
NewMarket Corp.	218	26,895
Olin Corp.	1,879	38,557
OM Group Inc.(a)	794	30,577
Penford Corp.(a)	314	1,919
PolyOne Corp.(a)	2,508	31,325
PPG Industries Inc.	4,075	342,585
Praxair Inc.	7,626	728,054
Quaker Chemical Corp.	314	13,084
RPM International Inc.	3,169	70,035
Sensient Technologies Corp.	1,263	46,390
Sherwin-Williams Co. (The)	2,194	183,748
Sigma-Aldrich Corp.	2,995	199,347
Stepan Co.	194	14,796
Valspar Corp. (The)	2,445	84,304
Zep Inc.	584	11,610

		6,166,237
COAL—0.32%
Arch Coal Inc.	4,115	144,272
CONSOL Energy Inc.	5,661	275,917
Massey Energy Co.	2,463	132,140
Patriot Coal Corp.(a)(b)	1,973	38,217
Peabody Energy Corp.	6,734	430,841

		1,021,387
COMMERCIAL SERVICES—1.63%
Aaron’s Inc.	1,708	34,826
ABM Industries Inc.	1,047	27,536
Administaff Inc.	593	17,375
Alliance Data Systems Corp.(a)(b)	1,319	93,689
American Public Education Inc.(a)	403	15,008
AMN Healthcare Services Inc.(a)	823	5,053
Apollo Group Inc. Class A(a)	3,080	121,629
Arbitron Inc.	652	27,071
Capella Education Co.(a)	452	30,094
Career Education Corp.(a)	1,622	33,624
CDI Corp.	354	6,581
Chemed Corp.	542	34,422
Coinstar Inc.(a)(b)	820	46,281
Consolidated Graphics Inc.(a)	318	15,401
Convergys Corp.(a)	3,160	41,617
CoreLogic Inc.	2,536	46,967
Corinthian Colleges Inc.(a)(b)	2,310	12,035
Corporate Executive Board Co. (The)	832	31,242
Corrections Corp. of America(a)	2,624	65,757
CorVel Corp.(a)	207	10,008
Cross Country Healthcare Inc.(a)	595	5,040
Deluxe Corp.	1,313	30,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

DeVry Inc.	1,526	73,217
Equifax Inc.	3,097	110,253
Exponent Inc.(a)	346	12,985
Forrester Research Inc.	396	13,975
FTI Consulting Inc.(a)	1,127	42,015
Gartner Inc.(a)	1,843	61,188
GEO Group Inc. (The)(a)	1,612	39,752
H&R Block Inc.	7,779	92,648
Healthcare Services Group Inc.	1,580	25,707
HealthSpring Inc.(a)	1,430	37,938
Heartland Payment Systems Inc.	962	14,834
Heidrick & Struggles International Inc.	504	14,440
Hillenbrand Inc.	1,602	33,338
HMS Holdings Corp.(a)	622	40,287
Iron Mountain Inc.	5,029	125,775
ITT Educational Services Inc.(a)(b)	638	40,634
Kelly Services Inc. Class A(a)	552	10,378
Kendle International Inc.(a)	322	3,507
Korn/Ferry International(a)	1,279	29,558
Landauer Inc.	255	15,292
Lender Processing Services Inc.	2,171	64,088
Live Nation Entertainment Inc.(a)	3,621	41,352
Manpower Inc.	2,070	129,913
MasterCard Inc. Class A	2,401	538,088
MAXIMUS Inc.	465	30,495
McKesson Corp.	6,300	443,394
Medifast Inc.(a)	333	9,617
Midas Inc.(a)	315	2,555
Monro Muffler Brake Inc.	748	25,873
Monster Worldwide Inc.(a)	3,291	77,766
Moody’s Corp.	4,948	131,320
Navigant Consulting Inc.(a)	1,302	11,978
On Assignment Inc.(a)	816	6,650
PAREXEL International Corp.(a)	1,362	28,915
Pharmaceutical Product Development Inc.	3,021	81,990
Pre-Paid Legal Services Inc.(a)	220	13,255
Quanta Services Inc.(a)	5,276	105,098
R.R. Donnelley & Sons Co.	5,130	89,621
Rent-A-Center Inc.	1,606	51,842
Robert Half International Inc.	3,534	108,140
Rollins Inc.	1,747	34,503
SAIC Inc.(a)(b)	7,270	115,302
Service Corp. International	6,106	50,374
SFN Group Inc.(a)	1,558	15,206
Sotheby’s	1,587	71,415
StarTek Inc.(a)	321	1,627
Strayer Education Inc.(b)	357	54,343
TeleTech Holdings Inc.(a)	728	14,990
Towers Watson & Co. Class A	1,111	57,839
TrueBlue Inc.(a)	939	16,893
United Rentals Inc.(a)	1,428	32,487
Universal Technical Institute Inc.	597	13,146
Viad Corp.	594	15,129
Visa Inc. Class A	12,130	853,709
Volt Information Sciences Inc.(a)	355	3,071
Western Union Co.	16,117	299,293
Wright Express Corp.(a)	899	41,354

		5,271,833
COMPUTERS—5.85%
Agilysys Inc.(a)	396	2,229
Apple Inc.(a)	22,732	7,332,434

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

CACI International Inc. Class A(a)	723	38,608
Cadence Design Systems Inc.(a)	6,575	54,310
CIBER Inc.(a)	1,693	7,923
Cognizant Technology Solutions Corp. Class A(a)	7,498	549,528
Compellent Technologies Inc.(a)	626	17,271
Computer Sciences Corp.	3,786	187,786
Dell Inc.(a)	41,778	566,092
Diebold Inc.	1,625	52,081
DST Systems Inc.	848	37,609
EMC Corp.(a)	50,958	1,166,938
FactSet Research Systems Inc.(b)	1,156	108,387
Hewlett-Packard Co.	56,199	2,365,978
Hutchinson Technology Inc.(a)	702	2,604
iGATE Corp.	717	14,132
Insight Enterprises Inc.(a)	981	12,910
Integral Systems Inc.(a)	436	4,321
International Business Machines Corp.	30,788	4,518,447
Jack Henry & Associates Inc.	2,070	60,341
Lexmark International Inc. Class A(a)	1,978	68,874
Manhattan Associates Inc.(a)	662	20,218
Mentor Graphics Corp.(a)	2,656	31,872
Mercury Computer Systems Inc.(a)	603	11,083
MICROS Systems Inc.(a)	2,061	90,395
MTS Systems Corp.	292	10,938
NCI Inc. Class A(a)	170	3,908
NCR Corp.(a)	3,916	60,189
NetApp Inc.(a)	8,907	489,529
NetScout Systems Inc.(a)	855	19,674
Radiant Systems Inc.(a)	600	11,742
RadiSys Corp.(a)	478	4,254
Riverbed Technology Inc.(a)	3,527	124,045
SanDisk Corp.(a)	5,838	291,083
Sigma Designs Inc.(a)	679	9,621
SRA International Inc. Class A(a)	1,038	21,227
Stratasys Inc.(a)	556	18,148
Super Micro Computer Inc.(a)	608	7,016
Sykes Enterprises Inc.(a)	975	19,754
Synaptics Inc.(a)	938	27,558
Synopsys Inc.(a)	3,641	97,979
Teradata Corp.(a)	4,108	169,085
Tyler Technologies Inc.(a)	622	12,913
Western Digital Corp.(a)	5,660	191,874

		18,912,908
COSMETICS & PERSONAL CARE—1.87%
Alberto-Culver Co.	2,096	77,636
Avon Products Inc.	10,739	312,076
Colgate-Palmolive Co.	11,963	961,466
Estee Lauder Companies Inc. (The) Class A	2,769	223,458
Procter & Gamble Co. (The)	69,369	4,462,508

		6,037,144
DISTRIBUTION & WHOLESALE—0.32%
Brightpoint Inc.(a)	1,992	17,390
Fastenal Co.(b)	3,680	220,469
Genuine Parts Co.	3,942	202,382
Ingram Micro Inc. Class A(a)	4,017	76,684
LKQ Corp.(a)	3,469	78,816
MWI Veterinary Supply Inc.(a)	314	19,829
Owens & Minor Inc.	1,584	46,617
Pool Corp.	1,320	29,753

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

ScanSource Inc.(a)	664	21,182
Tech Data Corp.(a)	1,234	54,321
United Stationers Inc.(a)	524	33,436
W.W. Grainger Inc.	1,444	199,431
Watsco Inc.	633	39,930

		1,040,240
DIVERSIFIED FINANCIAL SERVICES—5.13%
Affiliated Managers Group Inc.(a)	1,273	126,307
American Express Co.	25,987	1,115,362
Ameriprise Financial Inc.	6,108	351,515
Capital One Financial Corp.	11,363	483,609
Charles Schwab Corp. (The)	24,425	417,912
Citigroup Inc.(a)	719,913	3,405,189
CME Group Inc.	1,653	531,853
Discover Financial Services	13,678	253,453
E*TRADE Financial Corp.(a)	4,780	76,480
Eaton Vance Corp.	2,950	89,179
Federated Investors Inc. Class B	2,290	59,929
Franklin Resources Inc.	3,606	401,023
Goldman Sachs Group Inc. (The)	12,670	2,130,587
Greenhill & Co. Inc.(b)	634	51,785
Interactive Brokers Group Inc. Class A	1,026	18,283
IntercontinentalExchange Inc.(a)	1,813	216,019
Invesco Ltd.	11,459	275,704
Investment Technology Group Inc.(a)	1,138	18,629
Janus Capital Group Inc.	4,570	59,273
Jefferies Group Inc.(b)	2,986	79,517
JPMorgan Chase & Co.	96,876	4,109,480
LaBranche & Co. Inc.(a)	1,610	5,796
Legg Mason Inc.	3,852	139,712
Morgan Stanley	37,591	1,022,851
NASDAQ OMX Group Inc. (The)(a)	3,687	87,419
National Financial Partners Corp.(a)(b)	1,038	13,909
NYSE Euronext Inc.	6,420	192,472
optionsXpress Holdings Inc.	1,166	18,271
Piper Jaffray Companies Inc.(a)	438	15,334
Portfolio Recovery Associates Inc.(a)(b)	434	32,637
Raymond James Financial Inc.	2,386	78,022
SLM Corp.(a)	11,900	149,821
Stifel Financial Corp.(a)	818	50,749
SWS Group Inc.	670	3,384
T. Rowe Price Group Inc.	6,306	406,989
TradeStation Group Inc.(a)	588	3,969
Waddell & Reed Financial Inc. Class A	2,171	76,615
World Acceptance Corp.(a)	355	18,744

		16,587,782
ELECTRIC—3.05%
AES Corp. (The)(a)	16,563	201,737
Allegheny Energy Inc.	4,320	104,717
ALLETE Inc.	721	26,865
Alliant Energy Corp.	2,837	104,317
Ameren Corp.	5,902	166,377
American Electric Power Co. Inc.	11,928	429,169
Avista Corp.	1,339	30,154
Black Hills Corp.	949	28,470
CenterPoint Energy Inc.	10,407	163,598
Central Vermont Public Service Corp.	321	7,017
CH Energy Group Inc.	371	18,138
Cleco Corp.	1,465	45,063

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

CMS Energy Corp.	6,077	113,032
Consolidated Edison Inc.	7,232	358,490
Constellation Energy Group Inc.	4,972	152,292
Dominion Resources Inc.	14,372	613,972
DPL Inc.	3,029	77,876
DTE Energy Co.	4,152	188,169
Duke Energy Corp.	32,972	587,231
Dynegy Inc.(a)(b)	2,621	14,730
Edison International	8,089	312,235
El Paso Electric Co.(a)	1,043	28,714
Entergy Corp.	4,504	319,018
Exelon Corp.	16,467	685,686
FirstEnergy Corp.	7,653	283,314
Great Plains Energy Inc.	3,334	64,646
Hawaiian Electric Industries Inc.	2,342	53,374
IDACORP Inc.	1,140	42,157
Integrys Energy Group Inc.	1,961	95,128
MDU Resources Group Inc.	4,755	96,384
NextEra Energy Inc.	10,329	537,005
Northeast Utilities	4,451	141,898
NorthWestern Corp.	896	25,832
NRG Energy Inc.(a)	6,217	121,480
NSTAR	2,658	112,141
NV Energy Inc.	5,820	81,771
OGE Energy Corp.	2,405	109,524
Pepco Holdings Inc.	5,555	101,379
PG&E Corp.	9,748	466,344
Pinnacle West Capital Corp.	2,756	114,236
PNM Resources Inc.	1,992	25,936
PPL Corp.	12,041	316,919
Progress Energy Inc.	7,215	313,708
Public Service Enterprise Group Inc.	12,638	402,015
SCANA Corp.	2,760	112,056
Southern Co.	20,877	798,128
TECO Energy Inc.	5,442	96,868
UIL Holdings Corp.	1,192	35,712
UniSource Energy Corp.	969	34,729
Westar Energy Inc.	2,657	66,850
Wisconsin Energy Corp.	2,939	172,990
Xcel Energy Inc.	11,441	269,436

		9,869,027
ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
Advanced Energy Industries Inc.(a)	818	11,158
AMETEK Inc.	3,874	152,054
Belden Inc.	1,146	42,196
Emerson Electric Co.	18,606	1,063,705
Encore Wire Corp.	484	12,139
Energizer Holdings Inc.(a)	1,748	127,429
Greatbatch Inc.(a)	559	13,500
Hubbell Inc. Class B	1,486	89,353
Littelfuse Inc.	595	28,001
Molex Inc.(b)	3,416	77,611
Powell Industries Inc.(a)	217	7,135
Vicor Corp.	558	9,151

		1,633,432
ELECTRONICS—0.93%
Agilent Technologies Inc.(a)	8,651	358,411
American Science and Engineering Inc.	226	19,262
Amphenol Corp. Class A	4,346	229,382

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Analogic Corp.	356	17,626
Arrow Electronics Inc.(a)	2,973	101,825
Avnet Inc.(a)	3,786	125,052
Badger Meter Inc.	385	17,025
Bel Fuse Inc. Class B	314	7,505
Benchmark Electronics Inc.(a)	1,541	27,984
Brady Corp. Class A	1,381	45,034
Checkpoint Systems Inc.(a)	1,054	21,660
CTS Corp.	938	10,374
Cubic Corp.	353	16,644
Cymer Inc.(a)	700	31,549
Daktronics Inc.	797	12,688
Dionex Corp.(a)	432	50,980
Electro Scientific Industries Inc.(a)	777	12,455
FARO Technologies Inc.(a)	446	14,647
FEI Co.(a)	929	24,535
FLIR Systems Inc.(a)	4,033	119,982
Gentex Corp.	3,374	99,735
II-VI Inc.(a)	659	30,551
Itron Inc.(a)	1,017	56,393
Jabil Circuit Inc.	4,811	96,653
LoJack Corp.(a)	476	3,075
Methode Electronics Inc.	937	12,153
Mettler-Toledo International Inc.(a)	803	121,422
National Instruments Corp.	1,487	55,971
OSI Systems Inc.(a)	443	16,107
Park Electrochemical Corp.	542	16,260
PerkinElmer Inc.	3,013	77,796
Plexus Corp.(a)	938	29,022
Pulse Electronics Corp.	1,061	5,644
Rofin-Sinar Technologies Inc.(a)	702	24,879
Rogers Corp.(a)	461	17,633
Sonic Solutions Inc.(a)	1,216	18,240
Thermo Fisher Scientific Inc.(a)	9,895	547,787
Thomas & Betts Corp.(a)	1,256	60,665
Trimble Navigation Ltd.(a)	3,061	122,226
TTM Technologies Inc.(a)	919	13,702
Vishay Intertechnology Inc.(a)	4,095	60,115
Waters Corp.(a)	2,272	176,557
Watts Water Technologies Inc. Class A	699	25,576
Woodward Governor Co.	1,343	50,443

		3,003,225
ENERGY - ALTERNATE SOURCES—0.06%
First Solar Inc.(a)(b)	1,345	175,038
Headwaters Inc.(a)	1,752	8,024

		183,062
ENGINEERING & CONSTRUCTION—0.28%
AECOM Technology Corp.(a)	2,951	82,539
Dycom Industries Inc.(a)	1,130	16,668
EMCOR Group Inc.(a)	1,693	49,063
Fluor Corp.	4,461	295,586
Granite Construction Inc.	832	22,822
Insituform Technologies Inc. Class A(a)	1,011	26,802
Jacobs Engineering Group Inc.(a)	3,159	144,840
KBR Inc.	3,756	114,445
Orion Marine Group Inc.(a)	669	7,760
Shaw Group Inc. (The)(a)	2,057	70,411
URS Corp.(a)	2,069	86,091

		917,027

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)	1,370	57,800
DreamWorks Animation SKG Inc. Class A(a)	1,679	49,480
International Game Technology	7,473	132,198
International Speedway Corp. Class A	706	18,476
Pinnacle Entertainment Inc.(a)	1,509	21,156
Scientific Games Corp. Class A(a)	1,732	17,251
Shuffle Master Inc.(a)	1,591	18,217

		314,578
ENVIRONMENTAL CONTROL—0.33%
Calgon Carbon Corp.(a)	1,475	22,302
Clean Harbors Inc.(a)	595	50,028
Darling International Inc.(a)	2,159	28,672
Mine Safety Appliances Co.	780	24,281
Republic Services Inc.	7,521	224,577
Stericycle Inc.(a)	2,078	168,152
Tetra Tech Inc.(a)	1,503	37,665
Waste Connections Inc.	2,857	78,653
Waste Management Inc.	11,786	434,550

		1,068,880
FOOD—1.84%
Cal-Maine Foods Inc.(b)	321	10,137
Calavo Growers Inc.	296	6,823
Campbell Soup Co.	4,829	167,808
ConAgra Foods Inc.	10,799	243,841
Corn Products International Inc.	1,929	88,734
Dean Foods Co.(a)	4,529	40,036
Diamond Foods Inc.	530	28,185
Flowers Foods Inc.	1,866	50,214
General Mills Inc.	15,909	566,201
H.J. Heinz Co.	7,900	390,734
Hain Celestial Group Inc.(a)	1,012	27,385
Hershey Co. (The)	3,894	183,602
Hormel Foods Corp.	1,740	89,192
J&J Snack Foods Corp.	350	16,884
J.M. Smucker Co. (The)	2,950	193,668
Kellogg Co.	6,324	323,030
Kraft Foods Inc. Class A	43,327	1,365,234
Kroger Co. (The)	15,829	353,936
McCormick & Co. Inc. NVS	3,225	150,059
Nash-Finch Co.	325	13,816
Ralcorp Holdings Inc.(a)	1,392	90,494
Ruddick Corp.	1,066	39,271
Safeway Inc.	9,349	210,259
Sanderson Farms Inc.	426	16,678
Sara Lee Corp.	15,913	278,637
Seneca Foods Corp. Class A(a)	227	6,124
Smithfield Foods Inc.(a)	4,145	85,511
Snyders-Lance Inc.	1,150	26,956
Spartan Stores Inc.	567	9,611
SUPERVALU Inc.	5,190	49,980
Sysco Corp.	14,528	427,123
Tootsie Roll Industries Inc.	603	17,469
TreeHouse Foods Inc.(a)	818	41,792
Tyson Foods Inc. Class A	7,271	125,207
United Natural Foods Inc.(a)	1,200	44,016

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Whole Foods Market Inc.(a)	3,659	185,109

		5,963,756
FOREST PRODUCTS & PAPER—0.37%
Buckeye Technologies Inc.	1,014	21,304
Clearwater Paper Corp.(a)	290	22,707
Deltic Timber Corp.	226	12,733
International Paper Co.	10,899	296,889
KapStone Paper and Packaging Corp.(a)	945	14,458
Louisiana-Pacific Corp.(a)	3,334	31,540
MeadWestvaco Corp.	4,184	109,453
Neenah Paper Inc.	434	8,541
Plum Creek Timber Co. Inc.(b)	4,073	152,534
Potlatch Corp.(b)	1,031	33,559
Rayonier Inc.	1,992	104,620
Rock-Tenn Co. Class A	938	50,605
Schweitzer-Mauduit International Inc.	429	26,993
Temple-Inland Inc.	2,609	55,415
Wausau Paper Corp.	1,383	11,908
Weyerhaeuser Co.	13,429	254,211

		1,207,470
GAS—0.41%
AGL Resources Inc.	1,881	67,434
Atmos Energy Corp.	2,270	70,824
Energen Corp.	1,779	85,854
Laclede Group Inc. (The)	594	21,705
National Fuel Gas Co.	2,061	135,243
New Jersey Resources Corp.	994	42,851
Nicor Inc.	1,140	56,909
NiSource Inc.	6,856	120,803
Northwest Natural Gas Co.	702	32,622
Piedmont Natural Gas Co.	1,752	48,986
Sempra Energy	5,976	313,620
South Jersey Industries Inc.	784	41,411
Southern Union Co.	3,090	74,376
Southwest Gas Corp.	1,066	39,090
UGI Corp.	2,729	86,182
Vectren Corp.	2,045	51,902
WGL Holdings Inc.	1,205	43,103

		1,332,915
HAND & MACHINE TOOLS—0.20%
Baldor Electric Co.	1,172	73,883
Kennametal Inc.	2,039	80,459
Lincoln Electric Holdings Inc.	1,037	67,685
Regal Beloit Corp.	1,012	67,561
Snap-on Inc.	1,454	82,267
Stanley Black & Decker Inc.	4,148	277,377

		649,232
HEALTH CARE - PRODUCTS—3.25%
Abaxis Inc.(a)	580	15,573
Align Technology Inc.(a)	1,694	33,101
American Medical Systems Holdings Inc.(a)	1,877	35,400
Baxter International Inc.	14,498	733,889
Beckman Coulter Inc.	1,752	131,803
Becton, Dickinson and Co.	5,720	483,454
Boston Scientific Corp.(a)	37,549	284,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

C.R. Bard Inc.	2,262	207,584
Cantel Medical Corp.	325	7,605
CareFusion Corp.(a)	5,517	141,787
CONMED Corp.(a)	815	21,540
Cooper Companies Inc. (The)	1,147	64,622
Cyberonics Inc.(a)	601	18,643
DENTSPLY International Inc.	3,423	116,964
Edwards Lifesciences Corp.(a)	2,824	228,292
Gen-Probe Inc.(a)	1,196	69,787
Haemonetics Corp.(a)	559	35,318
Hanger Orthopedic Group Inc.(a)	799	16,931
Henry Schein Inc.(a)	2,288	140,460
Hill-Rom Holdings Inc.	1,602	63,071
Hologic Inc.(a)	6,471	121,784
ICU Medical Inc.(a)	354	12,921
IDEXX Laboratories Inc.(a)	1,389	96,147
Immucor Inc.(a)	1,865	36,983
Intuitive Surgical Inc.(a)	982	253,111
Invacare Corp.	878	26,480
Johnson & Johnson	68,057	4,209,325
Kensey Nash Corp.(a)	315	8,766
Kinetic Concepts Inc.(a)	1,585	66,380
LCA-Vision Inc.(a)	554	3,186
Masimo Corp.	1,479	42,995
Medtronic Inc.	26,811	994,420
Meridian Bioscience Inc.	1,114	25,800
Merit Medical Systems Inc.(a)	681	10,780
Natus Medical Inc.(a)	701	9,940
Palomar Medical Technologies Inc.(a)	444	6,309
Patterson Companies Inc.	2,268	69,469
PSS World Medical Inc.(a)	1,441	32,567
ResMed Inc.(a)(b)	3,738	129,484
St. Jude Medical Inc.(a)	8,465	361,879
Steris Corp.	1,437	52,393
Stryker Corp.	8,525	457,792
SurModics Inc.(a)	428	5,080
Symmetry Medical Inc.(a)	920	8,510
TECHNE Corp.	939	61,664
Thoratec Corp.(a)	1,437	40,696
Varian Medical Systems Inc.(a)	3,001	207,909
West Pharmaceutical Services Inc.	876	36,091
Zimmer Holdings Inc.(a)	4,914	263,784
Zoll Medical Corp.(a)	565	21,035

		10,523,750
HEALTH CARE - SERVICES—1.16%
Aetna Inc.	9,959	303,849
Air Methods Corp.(a)	309	17,388
Almost Family Inc.(a)	170	6,531
Amedisys Inc.(a)	670	22,445
AMERIGROUP Corp.(a)	1,182	51,914
AmSurg Corp.(a)	797	16,697
Bio-Reference Laboratories Inc.(a)	582	12,909
Centene Corp.(a)	1,136	28,786
Community Health Systems Inc.(a)	2,317	86,586
Covance Inc.(a)(b)	1,586	81,536
Coventry Health Care Inc.(a)	3,711	97,970
DaVita Inc.(a)	2,413	167,679
Ensign Group Inc. (The)	274	6,814
Genoptix Inc.(a)	396	7,532
Gentiva Health Services Inc.(a)	665	17,689
Health Management Associates Inc. Class A(a)	6,205	59,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Health Net Inc.(a)	2,262	61,730
Healthways Inc.(a)	900	10,044
Humana Inc.(a)	4,132	226,186
IPC The Hospitalist Co. Inc.(a)	361	14,083
Kindred Healthcare Inc.(a)	1,092	20,060
Laboratory Corp. of America Holdings(a)	2,490	218,921
LHC Group Inc.(a)	419	12,570
LifePoint Hospitals Inc.(a)	1,209	44,431
Lincare Holdings Inc.	2,380	63,855
Magellan Health Services Inc.(a)	904	42,741
MedCath Corp.(a)	330	4,604
MEDNAX Inc.(a)	1,142	76,845
Molina Healthcare Inc.(a)	356	9,915
Quest Diagnostics Inc.	3,442	185,765
RehabCare Group Inc.(a)	603	14,291
Tenet Healthcare Corp.(a)	12,086	80,855
UnitedHealth Group Inc.	27,165	980,928
Universal Health Services Inc. Class B	2,489	108,072
WellCare Health Plans Inc.(a)	1,108	33,484
WellPoint Inc.(a)	9,798	557,114

		3,752,015
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	4,800	140,064

		140,064
HOME BUILDERS—0.16%
D.R. Horton Inc.	6,831	81,494
KB Home	1,779	23,999
Lennar Corp. Class A	3,961	74,269
M.D.C. Holdings Inc.	894	25,720
M/I Homes Inc.(a)	342	5,260
Meritage Homes Corp.(a)	708	15,718
NVR Inc.(a)	142	98,125
Pulte Group Inc.(a)	8,053	60,558
Ryland Group Inc.	1,000	17,030
Skyline Corp.	206	5,372
Standard-Pacific Corp.(a)	2,340	10,764
Thor Industries Inc.	904	30,700
Toll Brothers Inc.(a)	3,492	66,348
Winnebago Industries Inc.(a)(b)	828	12,586

		527,943
HOME FURNISHINGS—0.09%
Audiovox Corp. Class A(a)	478	4,125
DTS Inc.(a)	446	21,876
Ethan Allen Interiors Inc.	552	11,046
Harman International Industries Inc.(a)	1,759	81,442
La-Z-Boy Inc.(a)	1,449	13,070
Universal Electronics Inc.(a)	368	10,440
Whirlpool Corp.	1,865	165,668

		307,667
HOUSEHOLD PRODUCTS & WARES—0.50%
American Greetings Corp. Class A	913	20,232
Avery Dennison Corp.	2,758	116,774
Blyth Inc.	170	5,862
Central Garden & Pet Co. Class A(a)	1,113	10,996
Church & Dwight Co. Inc.	1,787	123,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Clorox Co. (The)	3,417	216,228
Fortune Brands Inc.	3,731	224,793
Fossil Inc.(a)	1,260	88,805
Helen of Troy Ltd.(a)	776	23,078
Kid Brands Inc.(a)	313	2,676
Kimberly-Clark Corp.	10,136	638,973
Scotts Miracle-Gro Co. (The) Class A	1,170	59,401
Standard Register Co. (The)	364	1,241
Tupperware Brands Corp.	1,561	74,413
WD-40 Co.	442	17,804

		1,624,615
HOUSEWARES—0.06%
National Presto Industries Inc.	117	15,211
Newell Rubbermaid Inc.	7,209	131,060
Toro Co. (The)	819	50,483

		196,754
INSURANCE—3.93%
ACE Ltd.	8,373	521,219
Aflac Inc.	11,732	662,037
Allstate Corp. (The)	13,396	427,064
American Financial Group Inc.	2,016	65,097
American International Group Inc.(a)(b)	3,486	200,863
Amerisafe Inc.(a)	489	8,557
Aon Corp.	8,213	377,880
Arthur J. Gallagher & Co.	2,638	76,713
Assurant Inc.	2,681	103,272
Berkshire Hathaway Inc. Class B(a)	42,884	3,435,437
Brown & Brown Inc.	2,950	70,623
Chubb Corp. (The)	7,590	452,668
CIGNA Corp.	6,670	244,522
Cincinnati Financial Corp.	4,125	130,721
Delphi Financial Group Inc. Class A	1,437	41,443
eHealth Inc.(a)	640	9,082
Employers Holdings Inc.	613	10,715
Everest Re Group Ltd.	1,337	113,404
Fidelity National Financial Inc. Class A	5,594	76,526
First American Financial Corp.	2,536	37,888
Genworth Financial Inc. Class A(a)	12,169	159,901
Hanover Insurance Group Inc. (The)	1,074	50,177
Hartford Financial Services Group Inc. (The)	11,041	292,476
HCC Insurance Holdings Inc.	2,741	79,325
Horace Mann Educators Corp.	1,143	20,620
Infinity Property and Casualty Corp.	369	22,804
Lincoln National Corp.	7,901	219,727
Loews Corp.	7,821	304,315
Marsh & McLennan Companies Inc.	13,521	369,664
Mercury General Corp.	936	40,257
MetLife Inc.	22,389	994,967
Navigators Group Inc. (The)(a)	353	17,774
Old Republic International Corp.	6,570	89,549
Presidential Life Corp.	557	5,531
Principal Financial Group Inc.	7,921	257,908
ProAssurance Corp.(a)	705	42,723
Progressive Corp. (The)	16,588	329,604
Protective Life Corp.	1,987	52,934
Prudential Financial Inc.	12,082	709,334
Reinsurance Group of America Inc.	1,828	98,182
RLI Corp.	438	23,026
Safety Insurance Group Inc.	435	20,693

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Selective Insurance Group Inc.	1,442	26,172
StanCorp Financial Group Inc.	1,098	49,564
Stewart Information Services Corp.(b)	542	6,249
Torchmark Corp.	1,954	116,732
Tower Group Inc.	1,065	27,243
Transatlantic Holdings Inc.	1,609	83,057
Travelers Companies Inc. (The)	11,427	636,598
United Fire & Casualty Co.	540	12,053
Unitrin Inc.	1,338	32,835
Unum Group	7,864	190,466
W.R. Berkley Corp.	3,040	83,235
XL Group PLC	8,025	175,105

		12,706,531
INTERNET—2.82%
Akamai Technologies Inc.(a)	4,523	212,807
Amazon.com Inc.(a)	8,785	1,581,300
AOL Inc.(a)	2,750	65,203
Blue Coat Systems Inc.(a)	1,074	32,080
Blue Nile Inc.(a)(b)	356	20,313
comScore Inc.(a)	735	16,398
DealerTrack Holdings Inc.(a)	897	18,003
Digital River Inc.(a)	986	33,938
eBay Inc.(a)	28,435	791,346
Equinix Inc.(a)	1,120	91,011
eResearchTechnology Inc.(a)	1,110	8,159
Expedia Inc.	4,986	125,099
F5 Networks Inc.(a)	1,978	257,456
Google Inc. Class A(a)	6,182	3,671,923
InfoSpace Inc.(a)	718	5,959
j2 Global Communications Inc.(a)	1,074	31,092
Knot Inc. (The)(a)	714	7,054
Liquidity Services Inc.(a)	426	5,985
McAfee Inc.(a)	3,783	175,191
Netflix Inc.(a)	1,052	184,836
NutriSystem Inc.(b)	716	15,057
PCTEL Inc.(a)	594	3,564
Perficient Inc.(a)	785	9,813
Priceline.com Inc.(a)	1,210	483,455
Rackspace Hosting Inc.(a)(b)	2,387	74,976
RightNow Technologies Inc.(a)	580	13,729
Sourcefire Inc.(a)	694	17,995
Stamps.com Inc.	268	3,551
Symantec Corp.(a)	19,199	321,391
TIBCO Software Inc.(a)	4,149	81,777
United Online Inc.	2,273	15,002
ValueClick Inc.(a)	2,086	33,439
VeriSign Inc.	4,265	139,338
Websense Inc.(a)	1,022	20,696
Yahoo! Inc.(a)	32,448	539,610

		9,108,546
INVESTMENT COMPANIES—0.02%
Apollo Investment Corp.	4,940	54,686

		54,686
IRON & STEEL—0.39%
AK Steel Holding Corp.	2,826	46,262
Allegheny Technologies Inc.	2,412	133,094
Carpenter Technology Corp.	1,030	41,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Cliffs Natural Resources Inc.	3,387	264,220
Gibraltar Industries Inc.(a)	786	10,666
Nucor Corp.	7,906	346,441
Olympic Steel Inc.	235	6,740
Reliance Steel & Aluminum Co.	1,854	94,739
Steel Dynamics Inc.	5,416	99,113
United States Steel Corp.	3,616	211,247

		1,253,969
LEISURE TIME—0.29%
Arctic Cat Inc.(a)	324	4,743
Brunswick Corp.	2,091	39,185
Callaway Golf Co.	1,814	14,639
Carnival Corp.	10,674	492,178
Harley-Davidson Inc.	5,905	204,726
Interval Leisure Group Inc.(a)	1,010	16,301
Life Time Fitness Inc.(a)(b)	1,013	41,523
Multimedia Games Inc.(a)	718	4,007
Polaris Industries Inc.	843	65,771
WMS Industries Inc.(a)	1,344	60,803

		943,876
LODGING—0.29%
Boyd Gaming Corp.(a)	1,590	16,854
Marcus Corp.	594	7,882
Marriott International Inc. Class A	7,154	297,177
Monarch Casino & Resort Inc.(a)	262	3,275
Starwood Hotels & Resorts Worldwide Inc.	4,690	285,058
Wyndham Worldwide Corp.	4,412	132,184
Wynn Resorts Ltd.	1,881	195,323

		937,753
MACHINERY—1.40%
AGCO Corp.(a)	2,251	114,036
Albany International Corp. Class A	584	13,835
Applied Industrial Technologies Inc.	941	30,564
Astec Industries Inc.(a)	464	15,038
Briggs & Stratton Corp.	1,379	27,152
Bucyrus International Inc.	2,007	179,426
Cascade Corp.	263	12,435
Caterpillar Inc.	15,719	1,472,241
Cognex Corp.	903	26,566
Cummins Inc.	4,870	535,749
Deere & Co.	10,476	870,032
Flowserve Corp.	1,413	168,458
Gardner Denver Inc.	1,278	87,952
Gerber Scientific Inc.(a)	676	5,320
Graco Inc.	1,568	61,858
IDEX Corp.	2,059	80,548
Intermec Inc.(a)	1,246	15,774
Intevac Inc.(a)	555	7,775
Joy Global Inc.	2,548	221,039
Lindsay Corp.	320	19,018
Nordson Corp.	820	75,342
Robbins & Myers Inc.	830	29,697
Rockwell Automation Inc.	3,469	248,762
Terex Corp.(a)	2,699	83,777
Wabtec Corp.	1,155	61,088
Zebra Technologies Corp. Class A(a)	1,426	54,174

		4,517,656

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

MANUFACTURING—3.87%
3M Co.	17,707	1,528,114
A.O. Smith Corp.	839	31,949
Actuant Corp. Class A	1,791	47,676
Acuity Brands Inc.(b)	1,032	59,515
AptarGroup Inc.	1,663	79,109
AZZ Inc.	323	12,923
Barnes Group Inc.	966	19,967
Brink’s Co. (The)	1,206	32,417
Carlisle Companies Inc.	1,591	63,226
Ceradyne Inc.(a)	678	21,377
CLARCOR Inc.	1,216	52,154
Crane Co.	1,157	47,518
Danaher Corp.	13,213	623,257
Donaldson Co. Inc.	1,828	106,536
Dover Corp.	4,633	270,799
Eastman Kodak Co.(a)(b)	6,375	34,170
Eaton Corp.	4,143	420,556
EnPro Industries Inc.(a)	557	23,149
ESCO Technologies Inc.	676	25,580
Federal Signal Corp.	1,332	9,138
General Electric Co.	264,041	4,829,310
Griffon Corp.(a)	924	11,772
Harsco Corp.	1,986	56,244
Honeywell International Inc.	19,279	1,024,872
Illinois Tool Works Inc.	12,345	659,223
Ingersoll-Rand PLC	7,993	376,390
ITT Corp.	4,604	239,914
Lancaster Colony Corp.	451	25,797
Leggett & Platt Inc.	3,568	81,208
LSB Industries Inc.(a)	439	10,650
Lydall Inc.(a)	364	2,930
Matthews International Corp. Class A	760	26,585
Myers Industries Inc.	816	7,948
Pall Corp.	2,784	138,031
Parker Hannifin Corp.	4,023	347,185
Pentair Inc.	2,430	88,719
Roper Industries Inc.	2,357	180,146
SPX Corp.	1,247	89,148
Standex International Corp.	323	9,661
STR Holdings Inc.(a)(b)	1,027	20,540
Sturm, Ruger & Co. Inc.	340	5,199
Teleflex Inc.	1,026	55,209
Textron Inc.	6,806	160,894
Tredegar Corp.	573	11,105
Trinity Industries Inc.	2,066	54,976
Tyco International Ltd.	12,116	502,087

		12,524,873
MEDIA—2.63%
Cablevision NY Group Class A	5,975	202,194
CBS Corp. Class B NVS	17,056	324,917
Comcast Corp. Class A	69,146	1,519,138
DG FastChannel Inc.(a)	605	17,472
DIRECTV Class A(a)	20,754	828,707
Discovery Communications Inc. Series A(a)(b)	7,071	294,861
Dolan Co. (The)(a)	648	9,020
E.W. Scripps Co. (The) Class A(a)	798	8,100
Gannett Co. Inc.	5,820	87,824
John Wiley & Sons Inc. Class A	1,213	54,876
McGraw-Hill Companies Inc. (The)	7,685	279,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Meredith Corp.	857	29,695
New York Times Co. (The) Class A(a)(b)	3,080	30,184
News Corp. Class A NVS	56,349	820,441
Scholastic Corp.	598	17,665
Scripps Networks Interactive Inc. Class A	2,210	114,368
Time Warner Cable Inc.	8,843	583,903
Time Warner Inc.	27,375	880,654
Viacom Inc. Class B NVS	14,984	593,516
Walt Disney Co. (The)	46,928	1,760,269
Washington Post Co. (The) Class B	144	63,288

		8,520,903
METAL FABRICATE & HARDWARE—0.25%
A.M. Castle & Co.(a)	323	5,946
CIRCOR International Inc.	436	18,434
Commercial Metals Co.	2,867	47,564
Kaydon Corp.	821	33,431
Lawson Products Inc.	126	3,136
Mueller Industries Inc.	1,015	33,191
Precision Castparts Corp.	3,516	489,462
Timken Co. (The)	1,925	91,880
Valmont Industries Inc.	516	45,785
Worthington Industries Inc.	1,539	28,318

		797,147
MINING—0.90%
Alcoa Inc.	25,487	392,245
AMCOL International Corp.	580	17,980
Brush Engineered Materials Inc.(a)	542	20,943
Century Aluminum Co.(a)	1,401	21,758
Compass Minerals International Inc.	812	72,487
Freeport-McMoRan Copper & Gold Inc.	11,646	1,398,568
Kaiser Aluminum Corp.	364	18,233
Newmont Mining Corp.	12,247	752,333
RTI International Metals Inc.(a)	782	21,098
Titanium Metals Corp.(a)	2,340	40,201
Vulcan Materials Co.(b)	3,185	141,287

		2,897,133
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	702	14,131

		14,131
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	5,142	124,333
Xerox Corp.	34,646	399,122

		523,455
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,445	36,559
HNI Corp.	1,077	33,602
Interface Inc. Class A	1,379	21,581

		91,742
OIL & GAS—8.60%
Anadarko Petroleum Corp.	12,274	934,788
Apache Corp.	9,470	1,129,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Atwood Oceanics Inc.(a)	1,428	53,364
Bill Barrett Corp.(a)	1,198	49,274
Cabot Oil & Gas Corp.	2,588	97,956
Chesapeake Energy Corp.	16,117	417,591
Chevron Corp.	49,871	4,550,729
Cimarex Energy Co.	2,085	184,585
Comstock Resources Inc.(a)	1,173	28,809
ConocoPhillips	36,411	2,479,589
Contango Oil & Gas Co.(a)	321	18,595
Denbury Resources Inc.(a)	9,822	187,502
Devon Energy Corp.	10,686	838,958
Diamond Offshore Drilling Inc.	1,746	116,755
EOG Resources Inc.	6,294	575,335
EQT Corp.	3,780	169,495
Exxon Mobil Corp.	124,962	9,137,221
Forest Oil Corp.(a)	2,790	105,936
Frontier Oil Corp.(a)	2,605	46,916
Gulfport Energy Corp.(a)	681	14,744
Helmerich & Payne Inc.	2,618	126,921
Hess Corp.	7,468	571,601
Holly Corp.	1,047	42,686
Marathon Oil Corp.	17,685	654,876
Murphy Oil Corp.	4,810	358,585
Nabors Industries Ltd.(a)	7,063	165,698
Newfield Exploration Co.(a)	3,331	240,198
Noble Energy Inc.	4,316	371,521
Occidental Petroleum Corp.	20,112	1,972,987
Patterson-UTI Energy Inc.	3,757	80,963
Penn Virginia Corp.	1,062	17,863
Petroleum Development Corp.(a)	583	24,608
PetroQuest Energy Inc.(a)	1,153	8,682
Pioneer Drilling Co.(a)	1,337	11,779
Pioneer Natural Resources Co.	2,838	246,395
Plains Exploration & Production Co.(a)	3,490	112,169
Pride International Inc.(a)	4,373	144,309
QEP Resources Inc.	4,370	158,675
Quicksilver Resources Inc.(a)	2,940	43,336
Range Resources Corp.	3,917	176,187
Rowan Companies Inc.(a)	3,134	109,408
Seahawk Drilling Inc.(a)	288	2,578
SM Energy Co.	1,597	94,111
Southwestern Energy Co.(a)	8,624	322,796
Stone Energy Corp.(a)	1,150	25,633
Sunoco Inc.	2,970	119,721
Swift Energy Co.(a)	999	39,111
Tesoro Corp.(a)	3,651	67,690
Unit Corp.(a)	981	45,597
Valero Energy Corp.	13,873	320,744

		27,814,678
OIL & GAS SERVICES—1.97%
Baker Hughes Inc.	10,663	609,604
Basic Energy Services Inc.(a)	590	9,723
Cameron International Corp.(a)	5,972	302,960
CARBO Ceramics Inc.	449	46,489
Dril-Quip Inc.(a)	879	68,316
Exterran Holdings Inc.(a)	1,523	36,476
FMC Technologies Inc.(a)	2,959	263,085
Gulf Island Fabrication Inc.	308	8,679
Halliburton Co.	22,531	919,941
Helix Energy Solutions Group Inc.(a)	2,819	34,223
Hornbeck Offshore Services Inc.(a)	663	13,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

ION Geophysical Corp.(a)	3,507	29,739
Lufkin Industries Inc.	704	43,923
Matrix Service Co.(a)	603	7,344
National Oilwell Varco Inc.	10,450	702,762
Oceaneering International Inc.(a)	1,392	102,493
Oil States International Inc.(a)	1,256	80,497
Schlumberger Ltd.	33,812	2,823,302
SEACOR Holdings Inc.	486	49,130
Superior Energy Services Inc.(a)	1,945	68,056
Tetra Technologies Inc.(a)	1,838	21,817
Tidewater Inc.	1,300	69,992
World Fuel Services Corp.	1,703	61,580

		6,373,974
PACKAGING & CONTAINERS—0.22%
Ball Corp.	2,154	146,580
Bemis Co. Inc.	2,648	86,484
Greif Inc. Class A	832	51,501
Owens-Illinois Inc.(a)	4,049	124,304
Packaging Corp. of America	2,536	65,530
Sealed Air Corp.	3,935	100,146
Silgan Holdings Inc.	1,116	39,964
Sonoco Products Co.	2,430	81,818

		696,327
PHARMACEUTICALS—4.72%
Abbott Laboratories	38,234	1,831,791
Allergan Inc.	7,572	519,969
AmerisourceBergen Corp.	6,769	230,958
Bristol-Myers Squibb Co.	42,484	1,124,976
Cardinal Health Inc.	8,672	332,224
Catalyst Health Solutions Inc.(a)	905	42,074
Cephalon Inc.(a)	1,885	116,342
Cubist Pharmaceuticals Inc.(a)	1,507	32,250
Eli Lilly and Co.	25,256	884,970
Emergent BioSolutions Inc.(a)	416	9,759
Endo Pharmaceuticals Holdings Inc.(a)	2,936	104,845
Express Scripts Inc.(a)	13,120	709,136
Forest Laboratories Inc.(a)	7,106	227,250
Gilead Sciences Inc.(a)	20,210	732,410
Hi-Tech Pharmacal Co. Inc.(a)	235	5,863
Hospira Inc.(a)	4,093	227,939
Mead Johnson Nutrition Co. Class A	5,018	312,371
Medco Health Solutions Inc.(a)	10,564	647,256
Medicis Pharmaceutical Corp. Class A	1,462	39,167
Merck & Co. Inc.	76,351	2,751,690
Mylan Inc.(a)	10,798	228,162
Neogen Corp.(a)	578	23,715
Omnicare Inc.	2,995	76,043
Par Pharmaceutical Companies Inc.(a)	935	36,007
Perrigo Co.	2,056	130,207
PetMed Express Inc.	601	10,704
Pfizer Inc.	198,501	3,475,753
PharMerica Corp.(a)	712	8,152
Salix Pharmaceuticals Ltd.(a)	1,434	67,341
United Therapeutics Corp.(a)	1,247	78,835
VCA Antech Inc.(a)	2,162	50,353
ViroPharma Inc.(a)	1,724	29,860
Watson Pharmaceuticals Inc.(a)	3,102	160,218

		15,258,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

PIPELINES—0.38%
El Paso Corp.	17,726	243,910
ONEOK Inc.	2,673	148,271
Questar Corp.	4,370	76,082
Spectra Energy Corp.	16,150	403,588
Williams Companies Inc. (The)	14,344	354,584

		1,226,435
REAL ESTATE—0.08%
CB Richard Ellis Group Inc. Class A(a)	7,226	147,988
Forestar Group Inc.(a)	935	18,046
Jones Lang LaSalle Inc.	1,074	90,130

		256,164
REAL ESTATE INVESTMENT TRUSTS—2.04%
Acadia Realty Trust	877	15,996
Alexandria Real Estate Equities Inc.	1,359	99,560
AMB Property Corp.	4,067	128,965
Apartment Investment and Management Co. Class A	2,795	72,223
AvalonBay Communities Inc.	2,136	240,407
BioMed Realty Trust Inc.	3,321	61,937
Boston Properties Inc.	3,491	300,575
BRE Properties Inc. Class A	1,546	67,251
Camden Property Trust	1,709	92,252
Cedar Shopping Centers Inc.	1,144	7,196
Colonial Properties Trust	2,112	38,122
Corporate Office Properties Trust	1,665	58,192
Cousins Properties Inc.	2,723	22,710
DiamondRock Hospitality Co.(a)(b)	4,000	48,000
Duke Realty Corp.	6,154	76,679
EastGroup Properties Inc.	660	27,931
Entertainment Properties Trust	1,187	54,899
Equity One Inc.	927	16,853
Equity Residential	7,075	367,546
Essex Property Trust Inc.	749	85,551
Extra Space Storage Inc.	2,179	37,915
Federal Realty Investment Trust	1,528	119,077
Franklin Street Properties Corp.	1,526	21,745
HCP Inc.	9,029	332,177
Health Care REIT Inc.	3,541	168,693
Healthcare Realty Trust Inc.	1,526	32,305
Highwoods Properties Inc.	1,644	52,361
Home Properties Inc.	936	51,939
Hospitality Properties Trust	3,108	71,608
Host Hotels & Resorts Inc.(b)	16,403	293,122
Inland Real Estate Corp.	1,632	14,362
Kilroy Realty Corp.	1,275	46,499
Kimco Realty Corp.	10,208	184,152
Kite Realty Group Trust	1,880	10,171
LaSalle Hotel Properties	1,826	48,206
Lexington Realty Trust(b)	2,502	19,891
Liberty Property Trust(b)	2,848	90,908
LTC Properties Inc.	553	15,528
Macerich Co. (The)	3,191	151,158
Mack-Cali Realty Corp.	1,978	65,393
Medical Properties Trust Inc.	2,654	28,743
Mid-America Apartment Communities Inc.	851	54,030
National Retail Properties Inc.	2,057	54,510
Nationwide Health Properties Inc.	3,053	111,068
Omega Healthcare Investors Inc.(b)	2,444	54,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Parkway Properties Inc.	631	11,055
Pennsylvania Real Estate Investment Trust(b)	1,429	20,763
Post Properties Inc.	1,126	40,874
ProLogis	13,831	199,720
PS Business Parks Inc.	434	24,182
Public Storage	3,479	352,840
Realty Income Corp.	2,888	98,770
Regency Centers Corp.	2,019	85,283
Saul Centers Inc.	286	13,542
Senior Housing Properties Trust	3,239	71,064
Simon Property Group Inc.	7,246	720,904
SL Green Realty Corp.	1,908	128,809
Sovran Self Storage Inc.	743	27,350
Tanger Factory Outlet Centers Inc.	1,026	52,521
UDR Inc.(b)	4,438	104,382
Universal Health Realty Income Trust	301	10,995
Urstadt Biddle Properties Inc. Class A(b)	560	10,892
Ventas Inc.	3,899	204,619
Vornado Realty Trust	4,047	337,236
Weingarten Realty Investors	3,006	71,423

		6,600,473
RETAIL—6.05%
99 Cents Only Stores(a)	1,017	16,211
Abercrombie & Fitch Co. Class A	2,176	125,403
Advance Auto Parts Inc.	2,055	135,938
Aeropostale Inc.(a)	2,273	56,007
American Eagle Outfitters Inc.	4,666	68,264
AnnTaylor Stores Corp.(a)	1,564	42,838
Ascena Retail Group Inc.(a)	1,780	47,028
AutoNation Inc.(a)	1,609	45,374
AutoZone Inc.(a)	676	184,271
Barnes & Noble Inc.(b)	1,079	15,268
Bed Bath & Beyond Inc.(a)	6,382	313,675
Best Buy Co. Inc.	8,220	281,864
Big 5 Sporting Goods Corp.	589	8,994
Big Lots Inc.(a)	1,917	58,392
Biglari Holdings Inc.(a)	39	15,998
BJ’s Restaurants Inc.(a)	534	18,920
BJ’s Wholesale Club Inc.(a)	1,260	60,354
Bob Evans Farms Inc.	735	24,226
Brinker International Inc.	2,292	47,857
Brown Shoe Co. Inc.	1,112	15,490
Buckle Inc. (The)	693	26,175
Buffalo Wild Wings Inc.(a)	426	18,680
Cabela’s Inc.(a)(b)	1,039	22,598
California Pizza Kitchen Inc.(a)	735	12,701
CarMax Inc.(a)	5,544	176,743
Casey’s General Stores Inc.	854	36,304
Cash America International Inc.	794	29,322
Cato Corp. (The) Class A	822	22,531
CEC Entertainment Inc.(a)	509	19,764
Cheesecake Factory Inc. (The)(a)	1,451	44,488
Chico’s FAS Inc.	4,337	52,174
Children’s Place Retail Stores Inc. (The)(a)	587	29,139
Chipotle Mexican Grill Inc.(a)	779	165,662
Christopher & Banks Corp.	939	5,775
Coldwater Creek Inc.(a)	1,546	4,901
Collective Brands Inc.(a)	1,536	32,410
Copart Inc.(a)	1,739	64,952
Costco Wholesale Corp.	10,759	776,907
Cracker Barrel Old Country Store Inc.	619	33,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

CVS Caremark Corp.	33,719	1,172,410
Darden Restaurants Inc.	3,489	162,029
Dick’s Sporting Goods Inc.(a)	2,249	84,337
DineEquity Inc.(a)(b)	332	16,394
Dollar Tree Inc.(a)	3,088	173,175
EZCORP Inc.(a)	1,233	33,451
Family Dollar Stores Inc.	3,128	155,493
Finish Line Inc. (The) Class A	1,369	23,533
First Cash Financial Services Inc.(a)	706	21,879
Foot Locker Inc.	3,702	72,633
Fred’s Inc. Class A	1,055	14,517
GameStop Corp. Class A(a)(b)	3,626	82,963
Gap Inc. (The)	10,802	239,156
Genesco Inc.(a)	549	20,582
Group 1 Automotive Inc.	587	24,513
Haverty Furniture Companies Inc.	343	4,452
Hibbett Sports Inc.(a)	637	23,505
Home Depot Inc. (The)	40,579	1,422,700
Hot Topic Inc.	1,231	7,718
HSN Inc.(a)	1,010	30,946
J. Crew Group Inc.(a)	1,591	68,636
J.C. Penney Co. Inc.	5,830	188,367
Jack in the Box Inc.(a)	1,393	29,434
Jo-Ann Stores Inc.(a)	622	37,457
Jos. A. Bank Clothiers Inc.(a)	636	25,644
Kirkland’s Inc.(a)	310	4,349
Kohl’s Corp.(a)	7,246	393,748
Limited Brands Inc.	6,657	204,570
Lithia Motors Inc. Class A	378	5,402
Lowe’s Companies Inc.	34,056	854,124
Lumber Liquidators Holdings Inc.(a)	684	17,038
Macy’s Inc.	10,611	268,458
MarineMax Inc.(a)	434	4,058
McDonald’s Corp.	26,183	2,009,807
Men’s Wearhouse Inc. (The)	1,389	34,697
Movado Group Inc.(a)	546	8,812
MSC Industrial Direct Co. Inc. Class A	1,124	72,712
Nordstrom Inc.	4,208	178,335
O’Charley’s Inc.(a)	558	4,018
O’Reilly Automotive Inc.(a)	3,474	209,899
Office Depot Inc.(a)	7,213	38,950
OfficeMax Inc.(a)	1,923	34,037
P.F. Chang’s China Bistro Inc.(b)	538	26,071
Panera Bread Co. Class A(a)	735	74,389
Papa John’s International Inc.(a)	591	16,371
Pep Boys - Manny, Moe & Jack (The)	1,368	18,372
PetSmart Inc.	2,865	114,084
RadioShack Corp.	2,828	52,290
Red Robin Gourmet Burgers Inc.(a)	435	9,339
Regis Corp.	1,507	25,016
Ross Stores Inc.	2,967	187,663
Ruby Tuesday Inc.(a)	1,496	19,538
Ruth’s Hospitality Group Inc.(a)	378	1,750
Saks Inc.(a)(b)	4,147	44,373
School Specialty Inc.(a)	336	4,680
Sears Holdings Corp.(a)(b)	1,123	82,821
Sonic Automotive Inc.	821	10,870
Sonic Corp.(a)	1,615	16,344
Stage Stores Inc.	1,109	19,230
Staples Inc.	17,848	406,399
Starbucks Corp.	18,351	589,618
Stein Mart Inc.	698	6,456
Target Corp.	17,499	1,052,215
Texas Roadhouse Inc.(a)	1,392	23,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Tiffany & Co.	3,102	193,162
TJX Companies Inc. (The)	9,811	435,510
Tractor Supply Co.	1,786	86,603
Tuesday Morning Corp.(a)	702	3,707
Under Armour Inc. Class A(a)	810	44,420
Urban Outfitters Inc.(a)	3,263	116,848
Wal-Mart Stores Inc.	48,551	2,618,355
Walgreen Co.	23,045	897,833
Wendy’s/Arby’s Group Inc. Class A	8,758	40,462
Williams-Sonoma Inc.	2,637	94,115
Yum! Brands Inc.	11,664	572,119
Zale Corp.(a)(b)	919	3,915
Zumiez Inc.(a)(b)	472	12,683

		19,557,961
SAVINGS & LOANS—0.23%
Astoria Financial Corp.	1,945	27,055
Brookline Bancorp Inc.	1,613	17,501
Dime Community Bancshares Inc.	707	10,315
First Niagara Financial Group Inc.	5,072	70,906
Hudson City Bancorp Inc.	13,143	167,442
New York Community Bancorp Inc.	10,825	204,051
NewAlliance Bancshares Inc.	2,769	41,480
People’s United Financial Inc.	8,961	125,544
Provident Financial Services Inc.	1,288	19,487
Washington Federal Inc.	2,702	45,718

		729,499
SEMICONDUCTORS—2.66%
Advanced Micro Devices Inc.(a)	13,860	113,375
Altera Corp.	7,664	272,685
Analog Devices Inc.	7,331	276,159
Applied Materials Inc.	33,238	466,994
Atmel Corp.(a)	11,018	135,742
ATMI Inc.(a)	767	15,294
Broadcom Corp. Class A	11,336	493,683
Brooks Automation Inc.(a)	1,857	16,843
Cabot Microelectronics Corp.(a)	531	22,010
CEVA Inc.(a)	521	10,680
Cohu Inc.	559	9,268
Cree Inc.(a)(b)	2,721	179,287
Cypress Semiconductor Corp.(a)	3,840	71,347
Diodes Inc.(a)	772	20,836
DSP Group Inc.(a)	720	5,861
Exar Corp.(a)	1,343	9,374
Fairchild Semiconductor International Inc.(a)	3,158	49,296
Hittite Microwave Corp.(a)	640	39,066
Integrated Device Technology Inc.(a)	4,337	28,884
Intel Corp.	138,233	2,907,040
International Rectifier Corp.(a)	1,623	48,187
Intersil Corp. Class A	3,170	48,406
KLA-Tencor Corp.	4,094	158,192
Kopin Corp.(a)	1,739	7,234
Kulicke and Soffa Industries Inc.(a)	2,070	14,904
Lam Research Corp.(a)	3,019	156,324
Linear Technology Corp.	5,604	193,842
LSI Corp.(a)	14,981	89,736
MEMC Electronic Materials Inc.(a)	5,646	63,574
Micrel Inc.	921	11,964
Microchip Technology Inc.	4,594	157,161
Micron Technology Inc.(a)	21,376	171,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Microsemi Corp.(a)	1,932	44,243
MKS Instruments Inc.(a)	1,154	28,261
Monolithic Power Systems Inc.(a)	920	15,198
National Semiconductor Corp.	5,887	81,005
Novellus Systems Inc.(a)	2,161	69,843
NVIDIA Corp.(a)	14,454	222,592
Pericom Semiconductor Corp.(a)	816	8,960
Power Integrations Inc.	691	27,737
QLogic Corp.(a)	2,440	41,529
Rovi Corp.(a)	2,551	158,187
Rudolph Technologies Inc.(a)	592	4,872
Semtech Corp.(a)	1,445	32,715
Silicon Laboratories Inc.(a)(b)	1,022	47,032
Skyworks Solutions Inc.(a)	4,562	130,610
Standard Microsystems Corp.(a)	542	15,626
Supertex Inc.(a)	350	8,463
Teradyne Inc.(a)	4,539	63,728
Tessera Technologies Inc.(a)	1,244	27,555
Texas Instruments Inc.	28,994	942,305
TriQuint Semiconductor Inc.(a)	3,695	43,195
Ultratech Inc.(a)	600	11,928
Varian Semiconductor Equipment Associates Inc.(a)	1,841	68,062
Veeco Instruments Inc.(a)(b)	980	42,101
Volterra Semiconductor Corp.(a)	669	15,494
Xilinx Inc.	6,446	186,805

		8,602,729
SOFTWARE—4.25%
ACI Worldwide Inc.(a)	929	24,962
Acxiom Corp.(a)	2,045	35,072
Adobe Systems Inc.(a)	12,663	389,767
Advent Software Inc.(a)	360	20,851
Allscripts Healthcare Solutions Inc.(a)	4,737	91,282
ANSYS Inc.(a)	2,216	115,387
Autodesk Inc.(a)	5,545	211,819
Automatic Data Processing Inc.	12,181	563,737
Avid Technology Inc.(a)(b)	704	12,292
Blackbaud Inc.	1,155	29,914
BMC Software Inc.(a)	4,426	208,642
Bottomline Technologies Inc.(a)	783	16,999
Broadridge Financial Solutions Inc.	3,057	67,040
CA Inc.	9,383	229,321
Cerner Corp.(a)	1,794	169,964
Citrix Systems Inc.(a)	4,674	319,748
CommVault Systems Inc.(a)	1,074	30,738
Computer Programs and Systems Inc.	245	11,476
Compuware Corp.(a)	5,484	63,998
Concur Technologies Inc.(a)	1,187	61,641
CSG Systems International Inc.(a)	776	14,697
Digi International Inc.(a)	594	6,593
Dun & Bradstreet Corp. (The)	1,220	100,150
Ebix Inc.(a)(b)	687	16,261
Electronic Arts Inc.(a)	8,230	134,807
Epicor Software Corp.(a)	1,360	13,736
EPIQ Systems Inc.	698	9,584
Fair Isaac Corp.	1,145	26,759
Fidelity National Information Services Inc.	6,639	181,842
Fiserv Inc.(a)	3,625	212,280
Global Payments Inc.	2,043	94,407
Informatica Corp.(a)	2,285	100,609
Interactive Intelligence Inc.(a)	317	8,293
Intuit Inc.(a)	6,966	343,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

JDA Software Group Inc.(a)	938	26,264
ManTech International Corp. Class A(a)	571	23,599
Microsoft Corp.	186,577	5,209,230
MicroStrategy Inc. Class A(a)	229	19,573
MSCI Inc. Class A(a)	2,866	111,659
Novell Inc.(a)	8,970	53,102
Omnicell Inc.(a)	908	13,121
Oracle Corp.	95,928	3,002,546
Parametric Technology Corp.(a)	2,957	66,621
Paychex Inc.	7,890	243,880
Progress Software Corp.(a)	983	41,601
Quality Systems Inc.(b)	430	30,023
Quest Software Inc.(a)	1,569	43,524
Red Hat Inc.(a)	4,681	213,688
Salesforce.com Inc.(a)	2,916	384,912
SEI Investments Co.	3,667	87,238
Smith Micro Software Inc.(a)	587	9,239
Solera Holdings Inc.	1,760	90,323
Synchronoss Technologies Inc.(a)	597	15,946
SYNNEX Corp.(a)	444	13,853
Take-Two Interactive Software Inc.(a)	1,881	23,023
Taleo Corp. Class A(a)	1,013	28,009
THQ Inc.(a)	1,791	10,853
Total System Services Inc.	3,889	59,813

		13,759,732
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	834	16,421

		16,421
TELECOMMUNICATIONS—5.13%
ADTRAN Inc.	1,475	53,410
American Tower Corp. Class A(a)	9,849	508,602
Anixter International Inc.	633	37,809
Applied Signal Technology Inc.	315	11,935
ARRIS Group Inc.(a)	3,013	33,806
AT&T Inc.	146,459	4,302,965
Atlantic Tele-Network Inc.	224	8,588
Black Box Corp.	473	18,111
Cbeyond Inc.(a)	653	9,978
CenturyLink Inc.	7,489	345,767
Ciena Corp.(a)(b)	2,376	50,015
Cincinnati Bell Inc.(a)	5,155	14,434
Cisco Systems Inc.(a)	137,361	2,778,813
CommScope Inc.(a)	2,385	74,460
Comtech Telecommunications Corp.	671	18,607
Corning Inc.	38,829	750,176
EMS Technologies Inc.(a)	400	7,912
Frontier Communications Corp.	24,503	238,414
General Communication Inc. Class A(a)	1,230	15,572
Harmonic Inc.(a)	2,722	23,328
Harris Corp.	3,184	144,235
JDS Uniphase Corp.(a)	5,221	75,600
Juniper Networks Inc.(a)	12,918	476,933
LogMeIn Inc.(a)	400	17,736
MetroPCS Communications Inc.(a)	6,484	81,893
Motorola Inc.(a)	58,483	530,441
NETGEAR Inc.(a)	900	30,312
Network Equipment Technologies Inc.(a)	719	3,329
NeuStar Inc. Class A(a)	1,709	44,519
Neutral Tandem Inc.(a)	806	11,639

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Newport Corp.(a)	1,035	17,978
Novatel Wireless Inc.(a)	790	7,545
NTELOS Holdings Corp.	780	14,859
Oplink Communications Inc.(a)	521	9,623
Plantronics Inc.	1,172	43,622
Polycom Inc.(a)	2,189	85,327
QUALCOMM Inc.	40,091	1,984,104
Qwest Communications International Inc.	43,425	330,464
RF Micro Devices Inc.(a)	6,414	47,143
Sprint Nextel Corp.(a)	73,956	312,834
Symmetricom Inc.(a)	1,343	9,522
Syniverse Holdings Inc.(a)	1,692	52,198
Tekelec(a)	1,698	20,223
Telephone and Data Systems Inc.	2,339	85,490
Tellabs Inc.	9,350	63,393
Tollgrade Communications Inc.(a)	321	2,979
tw telecom inc.(a)	3,935	67,092
USA Mobility Inc.	574	10,200
Verizon Communications Inc.	70,054	2,506,532
ViaSat Inc.(a)	968	42,989
Windstream Corp.	12,029	167,684

		16,601,140
TEXTILES—0.06%
Cintas Corp.	3,055	85,418
G&K Services Inc. Class A	422	13,044
Mohawk Industries Inc.(a)	1,402	79,577
UniFirst Corp.	360	19,818

		197,857
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	3,335	157,345
JAKKS Pacific Inc.(a)	697	12,700
Mattel Inc.	8,803	223,860
RC2 Corp.(a)	539	11,734

		405,639
TRANSPORTATION—1.90%
Alexander & Baldwin Inc.	1,027	41,111
Arkansas Best Corp.	680	18,646
Bristow Group Inc.(a)	911	43,136
C.H. Robinson Worldwide Inc.	4,152	332,949
Con-way Inc.	1,438	52,588
CSX Corp.	9,250	597,642
Expeditors International of Washington Inc.	5,263	287,360
FedEx Corp.	7,807	726,129
Forward Air Corp.	815	23,130
Heartland Express Inc.	1,232	19,737
Hub Group Inc. Class A(a)	825	28,990
J.B. Hunt Transport Services Inc.	2,197	89,660
Kansas City Southern Industries Inc.(a)	2,535	121,325
Kirby Corp.(a)	1,371	60,392
Knight Transportation Inc.	1,571	29,849
Landstar System Inc.	1,249	51,134
Norfolk Southern Corp.	8,971	563,558
Old Dominion Freight Line Inc.(a)	972	31,094
Overseas Shipholding Group Inc.	655	23,200
Ryder System Inc.	1,225	64,484
Union Pacific Corp.	12,222	1,132,490
United Parcel Service Inc. Class B	24,474	1,776,323

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

December 31, 2010

Werner Enterprises Inc.	1,003	22,668

		6,137,595
TRUCKING & LEASING—0.01%
GATX Corp.	1,187	41,877

		41,877
WATER—0.03%
American States Water Co.	444	15,305
Aqua America Inc.	3,417	76,814

		92,119

TOTAL COMMON STOCKS
(Cost: $318,833,676)		322,729,103

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,612,383	2,612,383
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	379,676	379,676
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	343,600	343,600

		3,335,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,335,659)		3,335,659

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $322,169,335)		326,064,762
Other Assets, Less Liabilities—(0.83)%		(2,668,973)

NET ASSETS—100.00%		$323,395,789

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (The)(a)	1,102,339	$11,706,840
Omnicom Group Inc.	678,057	31,055,011

		42,761,851
AEROSPACE & DEFENSE—2.03%
Boeing Co. (The)	1,651,181	107,756,072
General Dynamics Corp.	850,249	60,333,669
Goodrich Corp.	282,204	24,853,706
L-3 Communications Holdings Inc.	254,760	17,958,032
Lockheed Martin Corp.	664,706	46,469,597
Northrop Grumman Corp.	657,237	42,575,813
Raytheon Co.	820,550	38,024,287
Rockwell Collins Inc.	353,036	20,567,877
United Technologies Corp.	2,078,466	163,616,844

		522,155,897
AGRICULTURE—2.07%
Altria Group Inc.	4,699,396	115,699,130
Archer-Daniels-Midland Co.	1,438,071	43,257,176
Lorillard Inc.	336,741	27,632,966
Monsanto Co.	1,207,327	84,078,252
Philip Morris International Inc.	4,083,914	239,031,486
Reynolds American Inc.	761,176	24,829,561

		534,528,571
AIRLINES—0.09%
Southwest Airlines Co.	1,681,622	21,827,454

		21,827,454
APPAREL—0.56%
Coach Inc.	667,108	36,897,744
Nike Inc. Class B	860,516	73,505,277
Polo Ralph Lauren Corp.	145,519	16,140,967
VF Corp.	195,322	16,832,850

		143,376,838
AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)(b)	8,433,146	141,592,521
PACCAR Inc.	820,899	47,136,021

		188,728,542
AUTO PARTS & EQUIPMENT—0.25%
Goodyear Tire & Rubber Co. (The)(a)	544,974	6,457,942
Johnson Controls Inc.	1,517,914	57,984,315

		64,442,257
BANKS—4.81%
Bank of America Corp.	22,700,103	302,819,374
Bank of New York Mellon Corp. (The)	2,792,079	84,320,786

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

BB&T Corp.	1,561,500	41,051,835
Comerica Inc.	396,901	16,765,098
Fifth Third Bancorp	1,792,363	26,311,889
First Horizon National Corp.(a)	587,191	6,917,110
Huntington Bancshares Inc.	1,942,832	13,347,256
KeyCorp	1,981,872	17,539,567
M&T Bank Corp.	268,717	23,391,815
Marshall & Ilsley Corp.	1,187,519	8,217,631
Northern Trust Corp.	545,137	30,206,041
PNC Financial Services Group Inc. (The)(c)	1,183,508	71,862,606
Regions Financial Corp.	2,827,343	19,791,401
State Street Corp.	1,129,974	52,362,995
SunTrust Banks Inc.	1,125,337	33,208,695
U.S. Bancorp	4,317,809	116,451,309
Wells Fargo & Co.	11,814,148	366,120,446
Zions Bancorporation(b)	400,207	9,697,016

		1,240,382,870
BEVERAGES—2.55%
Brown-Forman Corp. Class B NVS	233,604	16,263,510
Coca-Cola Co. (The)	5,226,546	343,749,930
Coca-Cola Enterprises Inc.	762,594	19,087,728
Constellation Brands Inc. Class A(a)	400,863	8,879,115
Dr Pepper Snapple Group Inc.	511,161	17,972,421
Molson Coors Brewing Co. Class B NVS	356,079	17,871,605
PepsiCo Inc.	3,567,241	233,047,855

		656,872,164
BIOTECHNOLOGY—1.09%
Amgen Inc.(a)	2,126,626	116,751,767
Biogen Idec Inc.(a)	536,380	35,964,279
Celgene Corp.(a)	1,059,339	62,649,308
Genzyme Corp.(a)	582,969	41,507,393
Life Technologies Corp.(a)	420,311	23,327,261

		280,200,008
BUILDING MATERIALS—0.04%
Masco Corp.	806,254	10,207,176

		10,207,176
CHEMICALS—1.79%
Air Products and Chemicals Inc.	482,305	43,865,640
Airgas Inc.	168,391	10,517,702
CF Industries Holdings Inc.	160,098	21,637,245
Dow Chemical Co. (The)	2,612,596	89,194,028
E.I. du Pont de Nemours and Co.	2,054,800	102,493,424
Eastman Chemical Co.	162,366	13,651,733
Ecolab Inc.	522,516	26,345,257
FMC Corp.	163,163	13,035,092
International Flavors & Fragrances Inc.	179,954	10,003,643
PPG Industries Inc.	366,945	30,849,066
Praxair Inc.	689,628	65,838,785
Sherwin-Williams Co. (The)	201,639	16,887,266
Sigma-Aldrich Corp.	273,040	18,173,542

		462,492,423
COAL—0.29%
CONSOL Energy Inc.	508,340	24,776,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Massey Energy Co.	229,718	12,324,371
Peabody Energy Corp.	606,939	38,831,957

		75,932,820
COMMERCIAL SERVICES—1.16%
Apollo Group Inc. Class A(a)	286,686	11,321,230
DeVry Inc.	140,336	6,733,321
Equifax Inc.	277,647	9,884,233
H&R Block Inc.	693,307	8,257,286
Iron Mountain Inc.	450,474	11,266,355
MasterCard Inc. Class A	217,989	48,853,515
McKesson Corp.	569,600	40,088,448
Monster Worldwide Inc.(a)(b)	292,355	6,908,349
Moody’s Corp.	458,632	12,172,093
Quanta Services Inc.(a)	484,800	9,657,216
R.R. Donnelley & Sons Co.	464,953	8,122,729
Robert Half International Inc.	331,240	10,135,944
SAIC Inc.(a)(b)	660,331	10,472,850
Visa Inc. Class A	1,096,829	77,194,825
Western Union Co.	1,476,276	27,414,445

		298,482,839
COMPUTERS—6.31%
Apple Inc.(a)	2,064,708	665,992,212
Cognizant Technology Solutions Corp. Class A(a)	683,093	50,063,886
Computer Sciences Corp.	347,728	17,247,309
Dell Inc.(a)	3,780,004	51,219,054
EMC Corp.(a)	4,637,660	106,202,414
Hewlett-Packard Co.	5,104,347	214,893,009
International Business Machines Corp.	2,796,354	410,392,913
Lexmark International Inc. Class A(a)	176,607	6,149,456
NetApp Inc.(a)	813,515	44,710,784
SanDisk Corp.(a)	527,835	26,317,853
Teradata Corp.(a)	376,766	15,507,689
Western Digital Corp.(a)	517,276	17,535,656

		1,626,232,235
COSMETICS & PERSONAL CARE—2.10%
Avon Products Inc.	966,023	28,072,628
Colgate-Palmolive Co.	1,086,458	87,318,629
Estee Lauder Companies Inc. (The) Class A	255,611	20,627,808
Procter & Gamble Co. (The)	6,300,563	405,315,218

		541,334,283
DISTRIBUTION & WHOLESALE—0.22%
Fastenal Co.(b)	331,846	19,880,894
Genuine Parts Co.	354,606	18,205,472
W.W. Grainger Inc.(b)	130,582	18,034,680

		56,121,046
DIVERSIFIED FINANCIAL SERVICES—5.60%
American Express Co.	2,357,271	101,174,071
Ameriprise Financial Inc.	558,149	32,121,475
Capital One Financial Corp.	1,028,494	43,772,705
Charles Schwab Corp. (The)	2,232,204	38,193,010
Citigroup Inc.(a)	65,387,450	309,282,639
CME Group Inc.	150,845	48,534,379
Discover Financial Services	1,225,818	22,714,408

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

E*TRADE Financial Corp.(a)	447,027	7,152,432
Federated Investors Inc. Class B(b)	206,157	5,395,129
Franklin Resources Inc.	327,711	36,444,740
Goldman Sachs Group Inc. (The)	1,150,746	193,509,447
IntercontinentalExchange Inc.(a)	164,646	19,617,571
Invesco Ltd.	1,040,022	25,022,929
Janus Capital Group Inc.	413,556	5,363,821
JPMorgan Chase & Co.	8,798,964	373,252,053
Legg Mason Inc.	344,385	12,490,844
Morgan Stanley	3,405,261	92,657,152
NASDAQ OMX Group Inc. (The)(a)	334,889	7,940,218
NYSE Euronext Inc.	587,153	17,602,847
SLM Corp.(a)	1,092,619	13,756,073
T. Rowe Price Group Inc.	577,195	37,252,165

		1,443,250,108
ELECTRIC—3.07%
AES Corp. (The)(a)	1,490,128	18,149,759
Allegheny Energy Inc.	382,189	9,264,261
Ameren Corp.	540,551	15,238,133
American Electric Power Co. Inc.	1,081,059	38,896,503
CenterPoint Energy Inc.	952,554	14,974,149
CMS Energy Corp.(b)	550,395	10,237,347
Consolidated Edison Inc.	653,962	32,416,896
Constellation Energy Group Inc.	449,747	13,775,751
Dominion Resources Inc.	1,306,655	55,820,302
DTE Energy Co.	380,274	17,234,018
Duke Energy Corp.	2,981,365	53,098,111
Edison International	733,348	28,307,233
Entergy Corp.	407,232	28,844,242
Exelon Corp.	1,488,740	61,991,134
FirstEnergy Corp.	686,155	25,401,458
Integrys Energy Group Inc.	174,496	8,464,801
NextEra Energy Inc.	936,005	48,662,900
Northeast Utilities	396,878	12,652,471
NRG Energy Inc.(a)	556,317	10,870,434
Pepco Holdings Inc.	505,926	9,233,149
PG&E Corp.	882,493	42,218,465
Pinnacle West Capital Corp.	244,298	10,126,152
PPL Corp.	1,087,830	28,631,686
Progress Energy Inc.	659,358	28,668,886
Public Service Enterprise Group Inc.	1,138,809	36,225,514
SCANA Corp.	254,799	10,344,839
Southern Co.	1,887,735	72,168,109
TECO Energy Inc.	484,644	8,626,663
Wisconsin Energy Corp.	263,113	15,486,831
Xcel Energy Inc.	1,035,651	24,389,581

		790,419,778
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	1,694,139	96,853,927
Molex Inc.(b)	310,189	7,047,494

		103,901,421
ELECTRONICS—0.56%
Agilent Technologies Inc.(a)	779,647	32,300,775
Amphenol Corp. Class A	393,029	20,744,070
FLIR Systems Inc.(a)	357,248	10,628,128
Jabil Circuit Inc.	440,658	8,852,819
PerkinElmer Inc.	266,223	6,873,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Thermo Fisher Scientific Inc.(a)	894,674	49,529,153
Waters Corp.(a)	205,566	15,974,534

		144,903,357
ENERGY - ALTERNATE SOURCES—0.06%
First Solar Inc.(a)(b)	121,451	15,805,633

		15,805,633
ENGINEERING & CONSTRUCTION—0.15%
Fluor Corp.	402,424	26,664,614
Jacobs Engineering Group Inc.(a)	284,191	13,030,158

		39,694,772
ENTERTAINMENT—0.05%
International Game Technology	672,572	11,897,799

		11,897,799
ENVIRONMENTAL CONTROL—0.29%
Republic Services Inc.	691,914	20,660,552
Stericycle Inc.(a)(b)	192,520	15,578,719
Waste Management Inc.	1,070,967	39,486,553

		75,725,824
FOOD—1.88%
Campbell Soup Co.	431,075	14,979,856
ConAgra Foods Inc.	989,760	22,348,781
Dean Foods Co.(a)	411,649	3,638,977
General Mills Inc.	1,441,243	51,293,838
H.J. Heinz Co.	721,975	35,708,884
Hershey Co. (The)	347,896	16,403,296
Hormel Foods Corp.	155,715	7,981,951
J.M. Smucker Co. (The)	269,002	17,659,981
Kellogg Co.	571,880	29,211,631
Kraft Foods Inc. Class A	3,931,729	123,888,781
Kroger Co. (The)	1,435,457	32,096,819
McCormick & Co. Inc. NVS	299,238	13,923,544
Safeway Inc.	839,128	18,871,989
Sara Lee Corp.	1,438,917	25,195,437
SUPERVALU Inc.	480,029	4,622,679
Sysco Corp.	1,316,945	38,718,183
Tyson Foods Inc. Class A	670,805	11,551,262
Whole Foods Market Inc.(a)	330,909	16,740,686

		484,836,575
FOREST PRODUCTS & PAPER—0.28%
International Paper Co.	984,668	26,822,356
MeadWestvaco Corp.	378,541	9,902,633
Plum Creek Timber Co. Inc.(b)	363,774	13,623,336
Weyerhaeuser Co.	1,206,346	22,836,130

		73,184,455
GAS—0.17%
Nicor Inc.	102,956	5,139,563
NiSource Inc.	627,140	11,050,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Sempra Energy	540,329	28,356,466

		44,546,236
HAND & MACHINE TOOLS—0.13%
Snap-on Inc.	130,630	7,391,046
Stanley Black & Decker Inc.	373,459	24,973,203

		32,364,249
HEALTH CARE - PRODUCTS—3.09%
Baxter International Inc.	1,311,640	66,395,217
Becton, Dickinson and Co.	517,625	43,749,665
Boston Scientific Corp.(a)	3,421,520	25,900,906
C.R. Bard Inc.	209,110	19,190,025
CareFusion Corp.(a)	502,434	12,912,554
DENTSPLY International Inc.	319,850	10,929,275
Intuitive Surgical Inc.(a)(b)	88,457	22,799,792
Johnson & Johnson	6,181,375	382,318,044
Medtronic Inc.	2,430,677	90,153,810
Patterson Companies Inc.	217,787	6,670,816
St. Jude Medical Inc.(a)	771,688	32,989,662
Stryker Corp.	768,722	41,280,371
Varian Medical Systems Inc.(a)(b)	267,844	18,556,232
Zimmer Holdings Inc.(a)	444,433	23,857,163

		797,703,532
HEALTH CARE - SERVICES—1.00%
Aetna Inc.	900,568	27,476,330
Coventry Health Care Inc.(a)	333,394	8,801,602
DaVita Inc.(a)	218,807	15,204,898
Humana Inc.(a)	378,881	20,739,946
Laboratory Corp. of America Holdings(a)(b)	228,917	20,126,383
Quest Diagnostics Inc.	318,365	17,182,159
Tenet Healthcare Corp.(a)	1,090,722	7,296,930
UnitedHealth Group Inc.	2,475,810	89,401,499
WellPoint Inc.(a)	885,972	50,376,368

		256,606,115
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	443,647	12,945,619

		12,945,619
HOME BUILDERS—0.08%
D.R. Horton Inc.	631,753	7,536,813
Lennar Corp. Class A	359,065	6,732,469
Pulte Group Inc.(a)	759,160	5,708,883

		19,978,165
HOME FURNISHINGS—0.09%
Harman International Industries Inc.(a)	156,631	7,252,015
Whirlpool Corp.	171,120	15,200,590

		22,452,605
HOUSEHOLD PRODUCTS & WARES—0.42%
Avery Dennison Corp.	242,951	10,286,545
Clorox Co. (The)	313,880	19,862,327
Fortune Brands Inc.	343,444	20,692,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Kimberly-Clark Corp.	917,901	57,864,479

		108,705,852
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	653,045	11,872,358

		11,872,358
INSURANCE—3.98%
ACE Ltd.	763,925	47,554,331
Aflac Inc.	1,060,761	59,858,743
Allstate Corp. (The)	1,211,371	38,618,507
American International Group Inc.(a)(b)	315,180	18,160,672
Aon Corp.	742,610	34,167,486
Assurant Inc.	239,467	9,224,269
Berkshire Hathaway Inc. Class B(a)	3,894,907	312,021,000
Chubb Corp. (The)	686,368	40,934,987
CIGNA Corp.	609,806	22,355,488
Cincinnati Financial Corp.	365,601	11,585,896
Genworth Financial Inc. Class A(a)	1,103,881	14,504,996
Hartford Financial Services Group Inc. (The)	1,000,619	26,506,397
Lincoln National Corp.	712,982	19,828,029
Loews Corp.	712,001	27,703,959
Marsh & McLennan Companies Inc.	1,223,232	33,443,163
MetLife Inc.	2,039,922	90,654,134
Principal Financial Group Inc.	721,066	23,477,909
Progressive Corp. (The)	1,493,447	29,674,792
Prudential Financial Inc.	1,092,443	64,137,329
Torchmark Corp.	180,195	10,764,849
Travelers Companies Inc. (The)	1,033,252	57,562,469
Unum Group	713,877	17,290,101
XL Group PLC	727,557	15,875,294

		1,025,904,800
INTERNET—2.99%
Akamai Technologies Inc.(a)	410,419	19,310,214
Amazon.com Inc.(a)	798,100	143,658,000
eBay Inc.(a)	2,582,394	71,868,025
Expedia Inc.(b)	455,245	11,422,097
F5 Networks Inc.(a)	182,002	23,689,380
Google Inc. Class A(a)	561,403	333,456,540
McAfee Inc.(a)	346,970	16,068,181
Netflix Inc.(a)(b)	97,634	17,154,294
Priceline.com Inc.(a)	110,508	44,153,471
Symantec Corp.(a)	1,747,277	29,249,417
VeriSign Inc.	387,145	12,648,027
Yahoo! Inc.(a)	2,934,011	48,792,603

		771,470,249
IRON & STEEL—0.35%
AK Steel Holding Corp.	246,411	4,033,748
Allegheny Technologies Inc.	222,184	12,260,113
Cliffs Natural Resources Inc.	304,918	23,786,653
Nucor Corp.	710,673	31,141,691
United States Steel Corp.	323,261	18,884,908

		90,107,113
LEISURE TIME—0.25%
Carnival Corp.	969,366	44,697,466

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Harley-Davidson Inc.	530,181	18,381,376

		63,078,842
LODGING—0.32%
Marriott International Inc. Class A	647,684	26,904,794
Starwood Hotels & Resorts Worldwide Inc.	429,132	26,082,643
Wyndham Worldwide Corp.	393,828	11,799,087
Wynn Resorts Ltd.	170,198	17,673,360

		82,459,884
MACHINERY—1.16%
Caterpillar Inc.	1,428,638	133,806,235
Cummins Inc.	445,246	48,981,512
Deere & Co.	954,040	79,233,022
Flowserve Corp.	125,681	14,983,689
Rockwell Automation Inc.	319,152	22,886,390

		299,890,848
MANUFACTURING—4.01%
3M Co.	1,609,052	138,861,188
Danaher Corp.	1,206,997	56,934,048
Dover Corp.	420,449	24,575,244
Eaton Corp.	378,833	38,455,338
General Electric Co.	23,982,117	438,632,920
Honeywell International Inc.	1,756,068	93,352,575
Illinois Tool Works Inc.	1,116,268	59,608,711
Ingersoll-Rand PLC	729,294	34,342,454
ITT Corp.	413,261	21,535,031
Leggett & Platt Inc.	330,441	7,520,837
Pall Corp.	259,254	12,853,813
Parker Hannifin Corp.	363,145	31,339,413
Roper Industries Inc.	213,092	16,286,622
Textron Inc.(b)	619,720	14,650,181
Tyco International Ltd.	1,101,688	45,653,951

		1,034,602,326
MEDIA—2.95%
Cablevision NY Group Class A	540,298	18,283,684
CBS Corp. Class B NVS	1,532,612	29,196,259
Comcast Corp. Class A	6,280,142	137,974,720
DIRECTV Class A(a)	1,876,587	74,932,119
Discovery Communications Inc. Series A(a)(b)	639,981	26,687,208
Gannett Co. Inc.	539,013	8,133,706
McGraw-Hill Companies Inc. (The)	691,022	25,160,111
Meredith Corp.	81,537	2,825,257
News Corp. Class A NVS	5,140,237	74,841,851
Scripps Networks Interactive Inc. Class A	202,738	10,491,691
Time Warner Cable Inc.	800,710	52,870,881
Time Warner Inc.	2,496,872	80,324,372
Viacom Inc. Class B NVS	1,360,738	53,898,832
Walt Disney Co. (The)	4,262,178	159,874,297
Washington Post Co. (The) Class B	12,359	5,431,781

		760,926,769
METAL FABRICATE & HARDWARE—0.17%
Precision Castparts Corp.	321,029	44,690,447

		44,690,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

MINING—0.96%
Alcoa Inc.	2,299,159	35,384,057
Freeport-McMoRan Copper & Gold Inc.	1,059,867	127,279,428
Newmont Mining Corp.	1,109,837	68,177,287
Titanium Metals Corp.(a)	201,741	3,465,910
Vulcan Materials Co.(b)	288,779	12,810,237

		247,116,919
OFFICE & BUSINESS EQUIPMENT—0.18%
Pitney Bowes Inc.	457,741	11,068,178
Xerox Corp.	3,122,410	35,970,163

		47,038,341
OIL & GAS—9.38%
Anadarko Petroleum Corp.	1,115,510	84,957,242
Apache Corp.	860,190	102,560,454
Cabot Oil & Gas Corp.	233,734	8,846,832
Chesapeake Energy Corp.	1,471,877	38,136,333
Chevron Corp.	4,529,652	413,330,745
ConocoPhillips	3,306,996	225,206,427
Denbury Resources Inc.(a)(b)	899,284	17,167,331
Devon Energy Corp.	972,151	76,323,575
Diamond Offshore Drilling Inc.	156,831	10,487,289
EOG Resources Inc.	571,760	52,264,582
EQT Corp.(b)	335,707	15,053,102
Exxon Mobil Corp.	11,350,001	829,912,073
Helmerich & Payne Inc.	238,642	11,569,364
Hess Corp.	675,304	51,687,768
Marathon Oil Corp.	1,597,916	59,170,829
Murphy Oil Corp.	432,997	32,279,926
Nabors Industries Ltd.(a)	641,889	15,058,716
Newfield Exploration Co.(a)	301,351	21,730,421
Noble Energy Inc.	394,102	33,924,300
Occidental Petroleum Corp.	1,829,026	179,427,451
Pioneer Natural Resources Co.	261,322	22,687,976
QEP Resources Inc.	395,320	14,354,069
Range Resources Corp.	360,304	16,206,474
Rowan Companies Inc.(a)	283,770	9,906,411
Southwestern Energy Co.(a)	780,570	29,216,735
Sunoco Inc.	271,441	10,941,787
Tesoro Corp.(a)	321,004	5,951,414
Valero Energy Corp.	1,274,482	29,466,024

		2,417,825,650
OIL & GAS SERVICES—1.98%
Baker Hughes Inc.	970,757	55,498,178
Cameron International Corp.(a)	546,009	27,699,036
FMC Technologies Inc.(a)	269,460	23,957,689
Halliburton Co.	2,047,237	83,588,687
National Oilwell Varco Inc.	944,537	63,520,113
Schlumberger Ltd.	3,070,995	256,428,082

		510,691,785
PACKAGING & CONTAINERS—0.16%
Ball Corp.	198,818	13,529,565
Bemis Co. Inc.	243,126	7,940,495
Owens-Illinois Inc.(a)	367,895	11,294,376

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Sealed Air Corp.	358,777	9,130,875

		41,895,311
PHARMACEUTICALS—5.11%
Abbott Laboratories	3,479,387	166,697,431
Allergan Inc.	692,156	47,530,353
AmerisourceBergen Corp.	622,026	21,223,527
Bristol-Myers Squibb Co.	3,852,765	102,021,217
Cardinal Health Inc.	785,462	30,091,049
Cephalon Inc.(a)	169,317	10,450,245
Eli Lilly and Co.	2,284,098	80,034,794
Express Scripts Inc.(a)	1,186,303	64,119,677
Forest Laboratories Inc.(a)	642,888	20,559,558
Gilead Sciences Inc.(a)	1,827,397	66,224,867
Hospira Inc.(a)	376,076	20,943,673
Mead Johnson Nutrition Co. Class A	460,489	28,665,440
Medco Health Solutions Inc.(a)	955,281	58,530,067
Merck & Co. Inc.	6,934,600	249,922,984
Mylan Inc.(a)	979,647	20,699,941
Pfizer Inc.	18,029,150	315,690,417
Watson Pharmaceuticals Inc.(a)	282,061	14,568,451

		1,317,973,691
PIPELINES—0.40%
El Paso Corp.	1,584,964	21,809,105
ONEOK Inc.	239,900	13,307,253
Spectra Energy Corp.	1,459,068	36,462,109
Williams Companies Inc. (The)	1,316,257	32,537,873

		104,116,340
REAL ESTATE—0.05%
CB Richard Ellis Group Inc. Class A(a)	654,130	13,396,582

		13,396,582
REAL ESTATE INVESTMENT TRUSTS—1.33%
Apartment Investment and Management Co. Class A	264,308	6,829,719
AvalonBay Communities Inc.	191,969	21,606,111
Boston Properties Inc.	315,357	27,152,238
Equity Residential(b)	640,269	33,261,974
HCP Inc.(b)	820,068	30,170,302
Health Care REIT Inc.	326,677	15,562,892
Host Hotels & Resorts Inc.(b)	1,498,955	26,786,326
Kimco Realty Corp.	913,312	16,476,148
ProLogis	1,280,823	18,495,084
Public Storage	314,376	31,884,014
Simon Property Group Inc.(b)	659,271	65,590,872
Ventas Inc.(b)	353,627	18,558,345
Vornado Realty Trust	365,959	30,495,363

		342,869,388
RETAIL—5.88%
Abercrombie & Fitch Co. Class A	197,724	11,394,834
AutoNation Inc.(a)(b)	143,896	4,057,867
AutoZone Inc.(a)(b)	61,274	16,702,680
Bed Bath & Beyond Inc.(a)	583,241	28,666,295
Best Buy Co. Inc.	743,268	25,486,660
Big Lots Inc.(a)	170,648	5,197,938
CarMax Inc.(a)	506,136	16,135,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

Costco Wholesale Corp.	973,120	70,268,995
CVS Caremark Corp.	3,058,448	106,342,237
Darden Restaurants Inc.	311,554	14,468,568
Family Dollar Stores Inc.	283,349	14,085,279
GameStop Corp. Class A(a)(b)	339,957	7,778,216
Gap Inc. (The)	989,063	21,897,855
Home Depot Inc. (The)	3,688,759	129,327,891
J.C. Penney Co. Inc.	532,207	17,195,608
Kohl’s Corp.(a)	658,210	35,767,131
Limited Brands Inc.	595,361	18,295,444
Lowe’s Companies Inc.	3,106,192	77,903,295
Macy’s Inc.	953,194	24,115,808
McDonald’s Corp.	2,378,043	182,538,581
Nordstrom Inc.	378,890	16,057,358
O’Reilly Automotive Inc.(a)	314,313	18,990,791
RadioShack Corp.	257,330	4,758,032
Ross Stores Inc.	271,126	17,148,719
Sears Holdings Corp.(a)(b)	99,046	7,304,643
Staples Inc.	1,627,813	37,065,302
Starbucks Corp.	1,668,111	53,596,406
Target Corp.	1,593,791	95,834,653
Tiffany & Co.	284,529	17,717,621
TJX Companies Inc. (The)	890,901	39,547,095
Urban Outfitters Inc.(a)	289,593	10,370,325
Wal-Mart Stores Inc.	4,409,629	237,811,292
Walgreen Co.	2,083,769	81,183,640
Yum! Brands Inc.	1,054,717	51,733,869

		1,516,746,544
SAVINGS & LOANS—0.10%
Hudson City Bancorp Inc.	1,185,347	15,101,321
People’s United Financial Inc.	830,481	11,635,039

		26,736,360
SEMICONDUCTORS—2.46%
Advanced Micro Devices Inc.(a)	1,288,795	10,542,343
Altera Corp.	703,541	25,031,989
Analog Devices Inc.	672,218	25,322,452
Applied Materials Inc.	3,007,325	42,252,916
Broadcom Corp. Class A	1,025,082	44,642,321
Intel Corp.	12,555,221	264,036,298
KLA-Tencor Corp.	376,049	14,530,533
Linear Technology Corp.	507,362	17,549,652
LSI Corp.(a)	1,385,950	8,301,840
MEMC Electronic Materials Inc.(a)	514,051	5,788,214
Microchip Technology Inc.(b)	420,532	14,386,400
Micron Technology Inc.(a)	1,928,533	15,466,835
National Semiconductor Corp.	540,082	7,431,528
Novellus Systems Inc.(a)	202,426	6,542,408
NVIDIA Corp.(a)	1,307,778	20,139,781
QLogic Corp.(a)	238,839	4,065,040
Teradyne Inc.(a)(b)	406,839	5,712,020
Texas Instruments Inc.	2,642,872	85,893,340
Xilinx Inc.(b)	582,993	16,895,137

		634,531,047
SOFTWARE—4.34%
Adobe Systems Inc.(a)	1,145,054	35,244,762
Autodesk Inc.(a)	511,836	19,552,135
Automatic Data Processing Inc.	1,110,168	51,378,575

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

BMC Software Inc.(a)	399,933	18,852,841
CA Inc.	863,693	21,108,657
Cerner Corp.(a)(b)	160,378	15,194,212
Citrix Systems Inc.(a)	422,643	28,913,008
Compuware Corp.(a)	491,001	5,729,982
Dun & Bradstreet Corp. (The)	112,110	9,203,110
Electronic Arts Inc.(a)	746,953	12,235,090
Fidelity National Information Services Inc.	596,152	16,328,603
Fiserv Inc.(a)	334,758	19,603,428
Intuit Inc.(a)	629,235	31,021,285
Microsoft Corp.	16,946,277	473,140,054
Novell Inc.(a)	788,925	4,670,436
Oracle Corp.	8,712,757	272,709,294
Paychex Inc.	724,526	22,395,099
Red Hat Inc.(a)	428,981	19,582,983
Salesforce.com Inc.(a)	266,184	35,136,288
Total System Services Inc.	365,823	5,626,358

		1,117,626,200
TELECOMMUNICATIONS—5.50%
American Tower Corp. Class A(a)	898,285	46,387,437
AT&T Inc.	13,302,499	390,827,421
CenturyLink Inc.(b)	682,573	31,514,395
Cisco Systems Inc.(a)	12,475,923	252,387,922
Corning Inc.	3,517,832	67,964,514
Frontier Communications Corp.	2,237,100	21,766,983
Harris Corp.	288,761	13,080,873
JDS Uniphase Corp.(a)(b)	500,027	7,240,391
Juniper Networks Inc.(a)	1,177,655	43,479,023
MetroPCS Communications Inc.(a)(b)	588,929	7,438,173
Motorola Inc.(a)	5,288,152	47,963,539
QUALCOMM Inc.	3,641,230	180,204,473
Qwest Communications International Inc.	3,922,660	29,851,443
Sprint Nextel Corp.(a)	6,723,495	28,440,384
Tellabs Inc.	826,839	5,605,968
Verizon Communications Inc.	6,362,664	227,656,118
Windstream Corp.	1,088,265	15,170,414

		1,416,979,471
TEXTILES—0.03%
Cintas Corp.	284,165	7,945,253

		7,945,253
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	306,565	14,463,737
Mattel Inc.	807,703	20,539,887

		35,003,624
TRANSPORTATION—1.93%
C.H. Robinson Worldwide Inc.	373,667	29,964,357
CSX Corp.	842,237	54,416,933
Expeditors International of Washington Inc.	477,992	26,098,363
FedEx Corp.	708,205	65,870,147
Norfolk Southern Corp.	817,898	51,380,352
Ryder System Inc.	116,447	6,129,770
Union Pacific Corp.	1,110,021	102,854,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

December 31, 2010

United Parcel Service Inc. Class B	2,225,957	161,559,959

		498,274,427

TOTAL COMMON STOCKS
(Cost: $27,426,337,327)		25,726,771,938

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.52%

MONEY MARKET FUNDS—1.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	319,304,523	319,304,523
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	46,406,767	46,406,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	26,771,806	26,771,806

		392,483,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $392,483,096)		392,483,096

TOTAL INVESTMENTS IN SECURITIES—101.31%
(Cost: $27,818,820,423)		26,119,255,034
Other Assets, Less Liabilities—(1.31)%		(336,785,268)

NET ASSETS—100.00%		$25,782,469,766

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.24%
Interpublic Group of Companies Inc. (The)(a)	488,749	$5,190,514
Omnicom Group Inc.	185,596	8,500,297

		13,690,811
AEROSPACE & DEFENSE—2.04%
Boeing Co. (The)	438,415	28,610,963
General Dynamics Corp.	210,707	14,951,769
Goodrich Corp.	124,731	10,985,059
Raytheon Co.	173,864	8,056,858
Rockwell Collins Inc.	155,901	9,082,792
United Technologies Corp.	597,849	47,062,673

		118,750,114
AGRICULTURE—2.67%
Altria Group Inc.	727,865	17,920,036
Lorillard Inc.	67,291	5,521,899
Monsanto Co.	293,858	20,464,271
Philip Morris International Inc.	1,807,233	105,777,348
Reynolds American Inc.	172,472	5,626,037

		155,309,591
AIRLINES—0.09%
Southwest Airlines Co.	381,026	4,945,717

		4,945,717
APPAREL—1.04%
Coach Inc.	295,215	16,328,342
Nike Inc. Class B	380,795	32,527,509
Polo Ralph Lauren Corp.	64,175	7,118,291
VF Corp.	50,309	4,335,629

		60,309,771
AUTO MANUFACTURERS—0.79%
Ford Motor Co.(a)(b)	2,201,812	36,968,424
PACCAR Inc.	155,951	8,954,706

		45,923,130
BANKS—1.50%
Huntington Bancshares Inc.	266,523	1,831,013
KeyCorp	184,904	1,636,400
Northern Trust Corp.	84,682	4,692,230
Wells Fargo & Co.	2,561,742	79,388,385

		87,548,028
BEVERAGES—4.79%
Brown-Forman Corp. Class B NVS	103,048	7,174,202
Coca-Cola Co. (The)	2,312,868	152,117,328
Coca-Cola Enterprises Inc.	336,696	8,427,501
Dr Pepper Snapple Group Inc.	225,664	7,934,346

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

PepsiCo Inc.	1,578,585	103,128,958

		278,782,335
BIOTECHNOLOGY—1.72%
Amgen Inc.(a)	508,189	27,899,576
Biogen Idec Inc.(a)	237,367	15,915,458
Celgene Corp.(a)	468,786	27,724,004
Genzyme Corp.(a)	257,971	18,367,535
Life Technologies Corp.(a)	185,722	10,307,571

		100,214,144
CHEMICALS—2.13%
Air Products and Chemicals Inc.	117,235	10,662,523
Airgas Inc.	49,360	3,083,026
CF Industries Holdings Inc.	70,702	9,555,375
E.I. du Pont de Nemours and Co.	536,485	26,759,872
Eastman Chemical Co.	36,785	3,092,883
Ecolab Inc.	231,005	11,647,272
FMC Corp.	72,496	5,791,706
International Flavors & Fragrances Inc.	79,907	4,442,030
PPG Industries Inc.	97,145	8,166,980
Praxair Inc.	305,174	29,134,962
Sherwin-Williams Co. (The)	45,667	3,824,611
Sigma-Aldrich Corp.	120,490	8,019,814

		124,181,054
COAL—0.58%
CONSOL Energy Inc.	224,626	10,948,271
Massey Energy Co.	102,066	5,475,841
Peabody Energy Corp.	268,577	17,183,557

		33,607,669
COMMERCIAL SERVICES—1.54%
Apollo Group Inc. Class A(a)	127,041	5,016,849
DeVry Inc.	62,314	2,989,826
Equifax Inc.	74,005	2,634,578
Iron Mountain Inc.	108,009	2,701,305
MasterCard Inc. Class A	96,470	21,619,892
Monster Worldwide Inc.(a)	67,585	1,597,034
Moody’s Corp.	109,973	2,918,683
Robert Half International Inc.	63,232	1,934,899
SAIC Inc.(a)	135,075	2,142,289
Visa Inc. Class A	485,378	34,160,904
Western Union Co.	652,785	12,122,217

		89,838,476
COMPUTERS—11.04%
Apple Inc.(a)	913,687	294,718,879
Cognizant Technology Solutions Corp. Class A(a)	302,287	22,154,614
EMC Corp.(a)	2,052,271	46,997,006
Hewlett-Packard Co.	1,219,751	51,351,517
International Business Machines Corp.	1,237,456	181,609,042
NetApp Inc.(a)	360,002	19,785,710
SanDisk Corp.(a)	233,465	11,640,565
Teradata Corp.(a)	167,410	6,890,596
Western Digital Corp.(a)	228,184	7,735,438

		642,883,367

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

COSMETICS & PERSONAL CARE—2.51%
Avon Products Inc.	427,215	12,414,868
Colgate-Palmolive Co.	480,783	38,640,529
Estee Lauder Companies Inc. (The) Class A	112,864	9,108,125
Procter & Gamble Co. (The)	1,338,312	86,093,611

		146,257,133
DISTRIBUTION & WHOLESALE—0.29%
Fastenal Co.(b)	146,515	8,777,714
W.W. Grainger Inc.	57,611	7,956,655

		16,734,369
DIVERSIFIED FINANCIAL SERVICES—1.54%
American Express Co.	573,732	24,624,578
Ameriprise Financial Inc.	246,988	14,214,159
Charles Schwab Corp. (The)	443,060	7,580,757
Federated Investors Inc. Class B(b)	58,575	1,532,908
Franklin Resources Inc.	92,694	10,308,500
IntercontinentalExchange Inc.(a)	72,695	8,661,609
Invesco Ltd.	216,906	5,218,758
Janus Capital Group Inc.	88,092	1,142,553
T. Rowe Price Group Inc.	255,428	16,485,323

		89,769,145
ELECTRIC—0.45%
Dominion Resources Inc.	248,453	10,613,912
Southern Co.	325,786	12,454,799
Wisconsin Energy Corp.	53,776	3,165,255

		26,233,966
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
Emerson Electric Co.	412,331	23,572,964
Molex Inc.	51,117	1,161,378

		24,734,342
ELECTRONICS—0.86%
Agilent Technologies Inc.(a)	345,008	14,293,681
Amphenol Corp. Class A	173,571	9,161,077
FLIR Systems Inc.(a)	158,510	4,715,673
PerkinElmer Inc.	64,924	1,676,338
Thermo Fisher Scientific Inc.(a)	237,443	13,144,845
Waters Corp.(a)	90,657	7,044,955

		50,036,569
ENERGY - ALTERNATE SOURCES—0.12%
First Solar Inc.(a)(b)	53,976	7,024,437

		7,024,437
ENGINEERING & CONSTRUCTION—0.12%
Fluor Corp.	101,145	6,701,868

		6,701,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

ENTERTAINMENT—0.04%
International Game Technology	128,135	2,266,708

		2,266,708
ENVIRONMENTAL CONTROL—0.32%
Republic Services Inc.	169,000	5,046,340
Stericycle Inc.(a)(b)	85,485	6,917,446
Waste Management Inc.	184,185	6,790,901

		18,754,687
FOOD—1.47%
Campbell Soup Co.	101,457	3,525,631
General Mills Inc.	401,792	14,299,777
H.J. Heinz Co.	204,177	10,098,594
Hershey Co. (The)	91,227	4,301,353
Hormel Foods Corp.	42,246	2,165,530
Kellogg Co.	153,920	7,862,234
Kraft Foods Inc. Class A	835,152	26,315,640
McCormick & Co. Inc. NVS	81,059	3,771,675
Sara Lee Corp.	338,819	5,932,721
Whole Foods Market Inc.(a)	145,950	7,383,610

		85,656,765
FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.(b)	74,304	2,782,685

		2,782,685
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	26,170	1,480,699
Stanley Black & Decker Inc.	82,899	5,543,456

		7,024,155
HEALTH CARE - PRODUCTS—3.96%
Baxter International Inc.	371,478	18,804,216
Becton, Dickinson and Co.	146,512	12,383,194
C.R. Bard Inc.	92,341	8,474,134
DENTSPLY International Inc.	86,629	2,960,113
Intuitive Surgical Inc.(a)	39,085	10,074,159
Johnson & Johnson	1,641,252	101,511,436
Medtronic Inc.	688,407	25,533,016
Patterson Companies Inc.	96,682	2,961,370
St. Jude Medical Inc.(a)	341,463	14,597,543
Stryker Corp.	340,182	18,267,773
Varian Medical Systems Inc.(a)	118,207	8,189,381
Zimmer Holdings Inc.(a)	124,278	6,671,243

		230,427,578
HEALTH CARE - SERVICES—0.39%
DaVita Inc.(a)	97,145	6,750,606
Laboratory Corp. of America Holdings(a)(b)	101,080	8,886,953
Quest Diagnostics Inc.	70,670	3,814,060
Tenet Healthcare Corp.(a)	485,543	3,248,283

		22,699,902

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	118,210	3,449,368

		3,449,368
HOME BUILDERS—0.03%
Lennar Corp. Class A	79,529	1,491,169

		1,491,169
HOME FURNISHINGS—0.03%
Harman International Industries Inc.(a)	40,310	1,866,353
		1,866,353
HOUSEHOLD PRODUCTS & WARES—0.39%
Avery Dennison Corp.	41,029	1,737,168
Clorox Co. (The)	86,418	5,468,531
Kimberly-Clark Corp.	247,779	15,619,988

		22,825,687
INSURANCE—0.45%
Aflac Inc.	286,338	16,158,053
CIGNA Corp.	269,412	9,876,644

		26,034,697
INTERNET—5.62%
Akamai Technologies Inc.(a)	181,243	8,527,483
Amazon.com Inc.(a)	353,183	63,572,940
eBay Inc.(a)	1,142,771	31,803,317
Expedia Inc.	202,138	5,071,642
F5 Networks Inc.(a)	80,478	10,475,017
Google Inc. Class A(a)	248,441	147,566,501
McAfee Inc.(a)	153,833	7,124,006
Netflix Inc.(a)(b)	43,108	7,574,076
Priceline.com Inc.(a)	48,906	19,540,392
Symantec Corp.(a)	772,969	12,939,501
VeriSign Inc.	94,557	3,089,177
Yahoo! Inc.(a)	609,229	10,131,478

		327,415,530
IRON & STEEL—0.25%
Allegheny Technologies Inc.	39,407	2,174,478
Cliffs Natural Resources Inc.	134,761	10,512,706
United States Steel Corp.	34,471	2,013,796

		14,700,980
LEISURE TIME—0.23%
Carnival Corp.	218,531	10,076,464
Harley-Davidson Inc.	103,552	3,590,148

		13,666,612
LODGING—0.63%
Marriott International Inc. Class A	286,463	11,899,673
Starwood Hotels & Resorts Worldwide Inc.	189,746	11,532,762
Wyndham Worldwide Corp.	174,867	5,239,015

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Wynn Resorts Ltd.	75,085	7,796,827

		36,468,277
MACHINERY—1.81%
Caterpillar Inc.	341,388	31,974,400
Cummins Inc.	197,032	21,675,490
Deere & Co.	422,194	35,063,212
Flowserve Corp.	55,803	6,652,834
Rockwell Automation Inc.	141,064	10,115,699

		105,481,635
MANUFACTURING—2.65%
3M Co.	391,626	33,797,324
Danaher Corp.	325,755	15,365,863
Dover Corp.	100,742	5,888,370
Eaton Corp.	80,288	8,150,035
Honeywell International Inc.	497,344	26,438,807
Illinois Tool Works Inc.	261,712	13,975,421
Ingersoll-Rand PLC	322,739	15,197,779
ITT Corp.	97,204	5,065,300
Pall Corp.	115,155	5,709,385
Parker Hannifin Corp.	94,599	8,163,894
Roper Industries Inc.	93,999	7,184,344
Tyco International Ltd.	228,703	9,477,452

		154,413,974
MEDIA—3.81%
Cablevision NY Group Class A	238,597	8,074,122
Comcast Corp. Class A	2,779,109	61,057,025
DIRECTV Class A(a)	830,439	33,159,429
Discovery Communications Inc. Series A(a)	283,020	11,801,934
McGraw-Hill Companies Inc. (The)	174,902	6,368,182
Meredith Corp.	15,305	530,318
News Corp. Class A NVS	1,319,319	19,209,285
Scripps Networks Interactive Inc. Class A	90,052	4,660,191
Time Warner Cable Inc.	230,320	15,208,030
Viacom Inc. Class B NVS	602,158	23,851,478
Walt Disney Co. (The)	1,018,506	38,204,160

		222,124,154
METAL FABRICATE & HARDWARE—0.34%
Precision Castparts Corp.	142,056	19,775,616

		19,775,616
MINING—1.50%
Freeport-McMoRan Copper & Gold Inc.	469,021	56,324,732
Newmont Mining Corp.	491,125	30,169,809
Titanium Metals Corp.(a)	37,839	650,074

		87,144,615
OIL & GAS—3.00%
Anadarko Petroleum Corp.	177,403	13,511,012
Apache Corp.	186,526	22,239,495
Cabot Oil & Gas Corp.	44,676	1,690,987
Chesapeake Energy Corp.	248,494	6,438,480
Denbury Resources Inc.(a)	396,885	7,576,535
Devon Energy Corp.	159,035	12,485,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Diamond Offshore Drilling Inc.	69,244	4,630,346
EOG Resources Inc.	116,153	10,617,546
EQT Corp.	67,074	3,007,598
Helmerich & Payne Inc.	58,232	2,823,087
Murphy Oil Corp.	96,122	7,165,895
Newfield Exploration Co.(a)	133,197	9,604,836
Noble Energy Inc.	78,697	6,774,238
Occidental Petroleum Corp.	404,692	39,700,285
Pioneer Natural Resources Co.	115,461	10,024,324
Range Resources Corp.	78,347	3,524,048
Southwestern Energy Co.(a)	345,182	12,920,162

		174,734,712
OIL & GAS SERVICES—3.34%
Baker Hughes Inc.	188,631	10,784,034
Cameron International Corp.(a)	241,443	12,248,403
FMC Technologies Inc.(a)	119,078	10,587,225
Halliburton Co.	471,096	19,234,850
National Oilwell Varco Inc.	417,980	28,109,155
Schlumberger Ltd.	1,358,998	113,476,333

		194,440,000
PACKAGING & CONTAINERS—0.10%
Ball Corp.	88,289	6,008,066

		6,008,066
PHARMACEUTICALS—6.19%
Abbott Laboratories	1,539,715	73,767,746
Allergan Inc.	306,305	21,033,964
AmerisourceBergen Corp.	140,943	4,808,975
Bristol-Myers Squibb Co.	920,673	24,379,421
Cephalon Inc.(a)	30,075	1,856,229
Eli Lilly and Co.	1,010,765	35,417,205
Express Scripts Inc.(a)	524,974	28,374,845
Forest Laboratories Inc.(a)	187,212	5,987,040
Gilead Sciences Inc.(a)	808,672	29,306,273
Hospira Inc.(a)	166,106	9,250,443
Mead Johnson Nutrition Co. Class A	203,727	12,682,006
Medco Health Solutions Inc.(a)	422,730	25,900,667
Merck & Co. Inc.	1,994,673	71,888,015
Mylan Inc.(a)	432,620	9,141,261
Watson Pharmaceuticals Inc.(a)	125,239	6,468,594

		360,262,684
PIPELINES—0.23%
El Paso Corp.	408,199	5,616,818
Spectra Energy Corp.	322,101	8,049,304

		13,666,122
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	290,444	5,948,293

		5,948,293
REAL ESTATE INVESTMENT TRUSTS—1.74%
Apartment Investment and Management Co. Class A	63,175	1,632,442
AvalonBay Communities Inc.	84,815	9,545,928
Boston Properties Inc.	65,822	5,667,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Equity Residential(b)	283,332	14,719,098
HCP Inc.(b)	203,218	7,476,390
Health Care REIT Inc.	62,377	2,971,640
Host Hotels & Resorts Inc.(b)	293,019	5,236,250
Kimco Realty Corp.	125,847	2,270,280
Public Storage	83,266	8,444,838
Simon Property Group Inc.	291,747	29,025,909
Ventas Inc.(b)	156,033	8,188,612
Vornado Realty Trust	74,755	6,229,334

		101,407,995
RETAIL—5.03%
Abercrombie & Fitch Co. Class A	50,900	2,933,367
AutoZone Inc.(a)	27,025	7,366,745
Bed Bath & Beyond Inc.(a)	257,909	12,676,227
Best Buy Co. Inc.	188,026	6,447,412
Big Lots Inc.(a)	43,068	1,311,851
CarMax Inc.(a)	223,218	7,116,190
Darden Restaurants Inc.	138,367	6,425,763
Family Dollar Stores Inc.	125,889	6,257,942
Gap Inc. (The)	245,931	5,444,912
Kohl’s Corp.(a)	174,753	9,496,078
Limited Brands Inc.	262,847	8,077,288
Macy’s Inc.	260,632	6,593,990
McDonald’s Corp.	1,052,340	80,777,618
Nordstrom Inc.	168,228	7,129,503
O’Reilly Automotive Inc.(a)	138,746	8,383,033
Ross Stores Inc.	119,592	7,564,194
Staples Inc.	359,088	8,176,434
Starbucks Corp.	738,183	23,717,820
Target Corp.	402,016	24,173,222
Tiffany & Co.	125,567	7,819,057
TJX Companies Inc. (The)	394,245	17,500,536
Urban Outfitters Inc.(a)	128,690	4,608,389
Yum! Brands Inc.	466,740	22,893,597

		292,891,168
SAVINGS & LOANS—0.06%
Hudson City Bancorp Inc.	289,338	3,686,166

		3,686,166
SEMICONDUCTORS—3.51%
Advanced Micro Devices Inc.(a)	572,528	4,683,279
Altera Corp.	310,665	11,053,461
Analog Devices Inc.	297,244	11,197,181
Applied Materials Inc.	517,226	7,267,025
Broadcom Corp. Class A	453,623	19,755,282
Intel Corp.	3,222,475	67,768,649
KLA-Tencor Corp.	80,152	3,097,073
Linear Technology Corp.	223,844	7,742,764
LSI Corp.(a)	264,948	1,587,039
Microchip Technology Inc.(b)	186,771	6,389,436
Micron Technology Inc.(a)	850,398	6,820,192
National Semiconductor Corp.	117,329	1,614,447
Novellus Systems Inc.(a)	43,080	1,392,346
NVIDIA Corp.(a)	330,854	5,095,152
QLogic Corp.(a)	105,567	1,796,750
Teradyne Inc.(a)	103,298	1,450,304
Texas Instruments Inc.	1,169,530	38,009,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Xilinx Inc.(b)	258,974	7,505,066

		204,225,171
SOFTWARE—7.78%
Adobe Systems Inc.(a)	264,239	8,133,276
Autodesk Inc.(a)	226,004	8,633,353
Automatic Data Processing Inc.	314,415	14,551,126
BMC Software Inc.(a)	176,534	8,321,813
CA Inc.	256,963	6,280,176
Cerner Corp.(a)(b)	71,215	6,746,909
Citrix Systems Inc.(a)	186,948	12,789,113
Compuware Corp.(a)	142,314	1,660,804
Dun & Bradstreet Corp. (The)	49,785	4,086,851
Electronic Arts Inc.(a)	139,307	2,281,849
Fiserv Inc.(a)	84,719	4,961,144
Intuit Inc.(a)	278,400	13,725,120
Microsoft Corp.	7,499,138	209,375,933
Oracle Corp.	3,855,599	120,680,249
Paychex Inc.	182,005	5,625,774
Red Hat Inc.(a)	189,435	8,647,708
Salesforce.com Inc.(a)	117,794	15,548,808
Total System Services Inc.	60,352	928,214

		452,978,220
TELECOMMUNICATIONS—6.07%
American Tower Corp. Class A(a)	397,510	20,527,417
AT&T Inc.	2,472,408	72,639,347
CenturyLink Inc.	150,561	6,951,401
Cisco Systems Inc.(a)	3,146,913	63,662,050
Corning Inc.	980,743	18,947,955
Frontier Communications Corp.	467,133	4,545,204
Harris Corp.	70,508	3,194,012
JDS Uniphase Corp.(a)	222,584	3,223,016
Juniper Networks Inc.(a)	521,146	19,240,710
MetroPCS Communications Inc.(a)	262,272	3,312,495
QUALCOMM Inc.	1,611,331	79,744,771
Qwest Communications International Inc.	1,735,873	13,209,994
Verizon Communications Inc.	1,126,259	40,297,547
Windstream Corp.	290,110	4,044,134

		353,540,053
TOYS, GAMES & HOBBIES—0.21%
Hasbro Inc.	136,117	6,422,000
Mattel Inc.	225,949	5,745,883

		12,167,883
TRANSPORTATION—1.86%
C.H. Robinson Worldwide Inc.	165,333	13,258,053
CSX Corp.	223,601	14,446,861
Expeditors International of Washington Inc.	118,859	6,489,701
Norfolk Southern Corp.	148,091	9,303,077
Union Pacific Corp.	299,638	27,764,457
United Parcel Service Inc. Class B	512,222	37,177,073

		108,439,222

TOTAL COMMON STOCKS
(Cost: $5,110,889,153)		5,814,342,938

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.03%

MONEY MARKET FUNDS—1.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	47,573,156	47,573,156
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	6,914,141	6,914,141
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	5,496,698	5,496,698

		59,983,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,983,995)		59,983,995

TOTAL INVESTMENTS IN SECURITIES—100.88%
(Cost: $5,170,873,148)		5,874,326,933
Other Assets, Less Liabilities—(0.88)%		(51,064,370)

NET ASSETS—100.00%		$5,823,262,563

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.09%
Omnicom Group Inc.	83,686	$3,832,819

		3,832,819
AEROSPACE & DEFENSE—2.01%
Boeing Co. (The)	215,441	14,059,680
General Dynamics Corp.	122,029	8,659,178
L-3 Communications Holdings Inc.	83,312	5,872,663
Lockheed Martin Corp.	216,816	15,157,606
Northrop Grumman Corp.	214,379	13,887,472
Raytheon Co.	139,110	6,446,357
United Technologies Corp.	237,292	18,679,626

		82,762,582
AGRICULTURE—1.46%
Altria Group Inc.	996,372	24,530,679
Archer-Daniels-Midland Co.	469,074	14,109,746
Lorillard Inc.	60,285	4,946,987
Monsanto Co.	177,218	12,341,461
Reynolds American Inc.	121,156	3,952,109

		59,880,982
AIRLINES—0.09%
Southwest Airlines Co.	267,285	3,469,359

		3,469,359
APPAREL—0.06%
VF Corp.	26,910	2,319,104

		2,319,104
AUTO MANUFACTURERS—0.67%
Ford Motor Co.(a)	1,127,826	18,936,198
PACCAR Inc.	152,623	8,763,613

		27,699,811
AUTO PARTS & EQUIPMENT—0.51%
Goodyear Tire & Rubber Co. (The)(a)	179,409	2,125,996
Johnson Controls Inc.	495,124	18,913,737

		21,039,733
BANKS—8.26%
Bank of America Corp.	7,404,438	98,775,203
Bank of New York Mellon Corp. (The)	910,739	27,504,318
BB&T Corp.	509,348	13,390,759
Comerica Inc.	129,410	5,466,278
Fifth Third Bancorp	584,643	8,582,559
First Horizon National Corp.(a)	191,534	2,256,271
Huntington Bancshares Inc.	437,266	3,004,017
KeyCorp	508,967	4,504,358
M&T Bank Corp.	87,645	7,629,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

Marshall & Ilsley Corp.	385,315	2,666,380
Northern Trust Corp.	115,539	6,402,016
PNC Financial Services Group Inc. (The)(b)	386,035	23,440,045
Regions Financial Corp.	921,444	6,450,108
State Street Corp.	368,592	17,080,553
SunTrust Banks Inc.	367,080	10,832,531
U.S. Bancorp	1,408,411	37,984,845
Wells Fargo & Co.	1,965,336	60,905,763
Zions Bancorporation	131,432	3,184,597

		340,060,098
BEVERAGES—0.21%
Constellation Brands Inc. Class A(a)	131,671	2,916,513
Molson Coors Brewing Co. Class B NVS	116,042	5,824,148

		8,740,661
BIOTECHNOLOGY—0.43%
Amgen Inc.(a)	319,097	17,518,425

		17,518,425
BUILDING MATERIALS—0.08%
Masco Corp.	261,681	3,312,881

		3,312,881
CHEMICALS—1.44%
Air Products and Chemicals Inc.	70,767	6,436,259
Airgas Inc.	18,794	1,173,873
Dow Chemical Co. (The)	852,199	29,094,074
E.I. du Pont de Nemours and Co.	274,805	13,707,273
Eastman Chemical Co.	26,104	2,194,824
PPG Industries Inc.	47,665	4,007,197
Sherwin-Williams Co. (The)	32,415	2,714,756

		59,328,256
COMMERCIAL SERVICES—0.76%
Equifax Inc.	36,452	1,297,691
H&R Block Inc.	227,859	2,713,801
Iron Mountain Inc.	66,429	1,661,389
McKesson Corp.	185,796	13,076,322
Monster Worldwide Inc.(a)	45,623	1,078,072
Moody’s Corp.	69,222	1,837,152
Quanta Services Inc.(a)	159,167	3,170,607
R.R. Donnelley & Sons Co.	150,164	2,623,365
Robert Half International Inc.	61,952	1,895,731
SAIC Inc.(a)	117,111	1,857,380

		31,211,510
COMPUTERS—1.38%
Computer Sciences Corp.	113,261	5,617,746
Dell Inc.(a)	1,232,983	16,706,920
Hewlett-Packard Co.	765,884	32,243,716
Lexmark International Inc. Class A(a)	58,025	2,020,430

		56,588,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

COSMETICS & PERSONAL CARE—1.67%
Procter & Gamble Co. (The)	1,068,674	68,747,798

		68,747,798
DISTRIBUTION & WHOLESALE—0.14%
Genuine Parts Co.	115,568	5,933,261

		5,933,261
DIVERSIFIED FINANCIAL SERVICES—9.83%
American Express Co.	346,007	14,850,621
Capital One Financial Corp.	335,480	14,278,029
Charles Schwab Corp. (The)	400,463	6,851,922
Citigroup Inc.(a)	21,328,400	100,883,332
CME Group Inc.	49,208	15,832,674
Discover Financial Services	399,844	7,409,109
E*TRADE Financial Corp.(a)	146,776	2,348,416
Federated Investors Inc. Class B	24,360	637,501
Franklin Resources Inc.	38,353	4,265,237
Goldman Sachs Group Inc. (The)	375,356	63,119,865
Invesco Ltd.(c)	179,160	4,310,590
Janus Capital Group Inc.	70,567	915,254
JPMorgan Chase & Co.	2,870,091	121,749,260
Legg Mason Inc.	111,926	4,059,556
Morgan Stanley	1,110,753	30,223,589
NASDAQ OMX Group Inc. (The)(a)	109,237	2,590,009
NYSE Euronext Inc.	191,418	5,738,712
SLM Corp.(a)	355,527	4,476,085

		404,539,761
ELECTRIC—5.79%
AES Corp. (The)(a)	485,597	5,914,571
Allegheny Energy Inc.	125,513	3,042,435
Ameren Corp.	175,693	4,952,786
American Electric Power Co. Inc.	352,620	12,687,268
CenterPoint Energy Inc.	310,003	4,873,247
CMS Energy Corp.	178,525	3,320,565
Consolidated Edison Inc.	213,310	10,573,777
Constellation Energy Group Inc.	146,208	4,478,351
Dominion Resources Inc.	242,945	10,378,610
DTE Energy Co.	124,009	5,620,088
Duke Energy Corp.	972,491	17,320,065
Edison International	239,214	9,233,660
Entergy Corp.	132,829	9,408,278
Exelon Corp.	485,605	20,220,592
FirstEnergy Corp.	223,815	8,285,631
Integrys Energy Group Inc.	57,294	2,779,332
NextEra Energy Inc.	305,314	15,873,275
Northeast Utilities	128,952	4,110,990
NRG Energy Inc.(a)	180,416	3,525,329
Pepco Holdings Inc.	165,808	3,025,996
PG&E Corp.	287,854	13,770,935
Pinnacle West Capital Corp.	80,290	3,328,021
PPL Corp.	354,842	9,339,441
Progress Energy Inc.	215,083	9,351,809
Public Service Enterprise Group Inc.	371,464	11,816,270
SCANA Corp.	82,639	3,355,143
Southern Co.	375,614	14,359,723
TECO Energy Inc.	158,603	2,823,133
Wisconsin Energy Corp.	46,625	2,744,348

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

Xcel Energy Inc.	337,818	7,955,614

		238,469,283
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	248,673	14,216,636
Molex Inc.(c)	64,289	1,460,646

		15,677,282
ELECTRONICS—0.25%
Jabil Circuit Inc.	144,789	2,908,811
PerkinElmer Inc.	39,228	1,012,867
Thermo Fisher Scientific Inc.(a)	116,692	6,460,069

		10,381,747
ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.	56,163	3,721,360
Jacobs Engineering Group Inc.(a)	92,222	4,228,379

		7,949,739
ENTERTAINMENT—0.05%
International Game Technology	125,539	2,220,785

		2,220,785
ENVIRONMENTAL CONTROL—0.27%
Republic Services Inc.	102,166	3,050,677
Waste Management Inc.	213,096	7,856,849

		10,907,526
FOOD—2.31%
Campbell Soup Co.	66,479	2,310,145
ConAgra Foods Inc.	322,856	7,290,089
Dean Foods Co.(a)	133,347	1,178,787
General Mills Inc.	173,837	6,186,859
H.J. Heinz Co.	84,467	4,177,738
Hershey Co. (The)	46,839	2,208,459
Hormel Foods Corp.	19,943	1,022,278
J.M. Smucker Co. (The)(c)	87,641	5,753,632
Kellogg Co.	72,387	3,697,528
Kraft Foods Inc. Class A	666,896	21,013,893
Kroger Co. (The)	468,234	10,469,712
McCormick & Co. Inc. NVS	38,296	1,781,913
Safeway Inc.	273,507	6,151,172
Sara Lee Corp.	219,604	3,845,266
SUPERVALU Inc.	152,541	1,468,970
Sysco Corp.	429,576	12,629,534
Tyson Foods Inc. Class A	217,800	3,750,516

		94,936,491
FOREST PRODUCTS & PAPER—0.53%
International Paper Co.	321,182	8,748,998
MeadWestvaco Corp.	124,268	3,250,851
Plum Creek Timber Co. Inc.	64,458	2,413,952
Weyerhaeuser Co.	393,502	7,448,993

		21,862,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

GAS—0.35%
Nicor Inc.	33,626	1,678,610
NiSource Inc.	203,228	3,580,877
Sempra Energy	176,257	9,249,968

		14,509,455
HAND & MACHINE TOOLS—0.13%
Snap-on Inc.	23,623	1,336,589
Stanley Black & Decker Inc.	60,665	4,056,669

		5,393,258
HEALTH CARE - PRODUCTS—2.20%
Baxter International Inc.	154,020	7,796,492
Becton, Dickinson and Co.	60,662	5,127,152
Boston Scientific Corp.(a)	1,116,068	8,448,635
CareFusion Corp.(a)	163,057	4,190,565
DENTSPLY International Inc.	40,935	1,398,749
Johnson & Johnson	806,519	49,883,200
Medtronic Inc.	285,436	10,586,821
Zimmer Holdings Inc.(a)	53,954	2,896,251

		90,327,865
HEALTH CARE - SERVICES—1.63%
Aetna Inc.	293,764	8,962,740
Coventry Health Care Inc.(a)	109,665	2,895,156
Humana Inc.(a)	123,573	6,764,386
Quest Diagnostics Inc.	52,232	2,818,961
UnitedHealth Group Inc.	807,567	29,161,244
WellPoint Inc.(a)	288,988	16,431,858

		67,034,345
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	58,223	1,698,947

		1,698,947
HOME BUILDERS—0.13%
D.R. Horton Inc.	207,251	2,472,504
Lennar Corp. Class A	58,743	1,101,431
Pulte Group Inc.(a)	246,707	1,855,237

		5,429,172
HOME FURNISHINGS—0.15%
Harman International Industries Inc.(a)	21,585	999,386
Whirlpool Corp.	55,688	4,946,765

		5,946,151
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.	49,442	2,093,374
Clorox Co. (The)	39,131	2,476,210
Fortune Brands Inc.	112,028	6,749,687
Kimberly-Clark Corp.	116,764	7,360,803

		18,680,074

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

HOUSEWARES—0.09%
Newell Rubbermaid Inc.	212,211	3,857,996

		3,857,996
INSURANCE—7.66%
ACE Ltd.	249,178	15,511,331
Aflac Inc.	134,948	7,615,116
Allstate Corp. (The)	395,139	12,597,031
American International Group Inc.(a)(c)	102,682	5,916,537
Aon Corp.	242,223	11,144,680
Assurant Inc.	78,698	3,031,447
Berkshire Hathaway Inc. Class B(a)	1,270,457	101,776,310
Chubb Corp. (The)	223,884	13,352,442
Cincinnati Financial Corp.	118,924	3,768,702
Genworth Financial Inc. Class A(a)	358,493	4,710,598
Hartford Financial Services Group Inc. (The)	326,386	8,645,965
Lincoln National Corp.	232,541	6,466,965
Loews Corp.	232,248	9,036,770
Marsh & McLennan Companies Inc.	399,010	10,908,933
MetLife Inc.	665,389	29,569,887
Principal Financial Group Inc.	235,207	7,658,340
Progressive Corp. (The)	487,144	9,679,551
Prudential Financial Inc.	356,346	20,921,074
Torchmark Corp.	58,635	3,502,855
Travelers Companies Inc. (The)	337,032	18,776,053
Unum Group	232,569	5,632,821
XL Group PLC	236,827	5,167,565

		315,390,973
INTERNET—0.25%
VeriSign Inc.	57,156	1,867,286
Yahoo! Inc.(a)	507,236	8,435,335

		10,302,621
IRON & STEEL—0.45%
AK Steel Holding Corp.	81,239	1,329,883
Allegheny Technologies Inc.	43,694	2,411,035
Nucor Corp.	231,815	10,158,133
United States Steel Corp.	79,929	4,669,452

		18,568,503
LEISURE TIME—0.26%
Carnival Corp.	154,938	7,144,191
Harley-Davidson Inc.	96,273	3,337,785

		10,481,976
MACHINERY—0.49%
Caterpillar Inc.	214,359	20,076,864

		20,076,864
MANUFACTURING—5.43%
3M Co.	236,184	20,382,679
Danaher Corp.	153,549	7,242,906
Dover Corp.	63,297	3,699,710
Eaton Corp.	64,235	6,520,495
General Electric Co.	7,822,598	143,075,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

Honeywell International Inc.	206,209	10,962,071
Illinois Tool Works Inc.	171,138	9,138,769
ITT Corp.	63,731	3,321,022
Leggett & Platt Inc.	108,148	2,461,449
Parker Hannifin Corp.	48,383	4,175,453
Textron Inc.(c)	201,318	4,759,158
Tyco International Ltd.	190,462	7,892,745

		223,631,774
MEDIA—2.05%
CBS Corp. Class B NVS	499,923	9,523,533
Gannett Co. Inc.	176,467	2,662,887
McGraw-Hill Companies Inc. (The)	96,381	3,509,232
Meredith Corp.	15,608	540,817
News Corp. Class A NVS	704,219	10,253,429
Time Warner Cable Inc.	91,342	6,031,312
Time Warner Inc.	814,440	26,200,535
Walt Disney Co. (The)	639,526	23,988,621
Washington Post Co. (The) Class B	4,034	1,772,943

		84,483,309
MINING—0.40%
Alcoa Inc.	749,956	11,541,823
Titanium Metals Corp.(a)	38,591	662,993
Vulcan Materials Co.(c)	93,939	4,167,134

		16,371,950
OFFICE & BUSINESS EQUIPMENT—0.37%
Pitney Bowes Inc.	149,054	3,604,126
Xerox Corp.	1,018,491	11,733,016

		15,337,142
OIL & GAS—16.03%
Anadarko Petroleum Corp.	232,880	17,736,141
Apache Corp.	143,107	17,062,648
Cabot Oil & Gas Corp.	43,775	1,656,884
Chesapeake Energy Corp.	297,668	7,712,578
Chevron Corp.	1,477,507	134,822,514
ConocoPhillips	1,078,701	73,459,538
Devon Energy Corp.	199,781	15,684,806
EOG Resources Inc.	100,713	9,206,175
EQT Corp.	60,586	2,716,676
Exxon Mobil Corp.	3,702,200	270,704,864
Helmerich & Payne Inc.	35,219	1,707,417
Hess Corp.	220,274	16,859,772
Marathon Oil Corp.	521,217	19,300,665
Murphy Oil Corp.	70,488	5,254,880
Nabors Industries Ltd.(a)	208,972	4,902,483
Noble Energy Inc.	70,649	6,081,466
Occidental Petroleum Corp.	298,302	29,263,426
QEP Resources Inc.	128,628	4,670,483
Range Resources Corp.	60,298	2,712,204
Rowan Companies Inc.(a)	93,215	3,254,136
Sunoco Inc.	88,049	3,549,255
Tesoro Corp.(a)	104,107	1,930,144
Valero Energy Corp.	415,722	9,611,493

		659,860,648

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

OIL & GAS SERVICES—0.57%
Baker Hughes Inc.	177,319	10,137,327
Halliburton Co.	320,538	13,087,567

		23,224,894
PACKAGING & CONTAINERS—0.23%
Bemis Co. Inc.	79,214	2,587,129
Owens-Illinois Inc.(a)	119,525	3,669,417
Sealed Air Corp.	117,930	3,001,319

		9,257,865
PHARMACEUTICALS—3.99%
AmerisourceBergen Corp.	100,005	3,412,170
Bristol-Myers Squibb Co.	578,090	15,307,823
Cardinal Health Inc.	256,206	9,815,252
Cephalon Inc.(a)	33,337	2,057,560
Forest Laboratories Inc.(a)	71,311	2,280,526
Merck & Co. Inc.	791,693	28,532,616
Pfizer Inc.	5,880,838	102,973,473

		164,379,420
PIPELINES—0.58%
El Paso Corp.	218,422	3,005,487
ONEOK Inc.	77,912	4,321,779
Spectra Energy Corp.	237,758	5,941,572
Williams Companies Inc. (The)	429,352	10,613,581

		23,882,419
REAL ESTATE INVESTMENT TRUSTS—0.90%
Apartment Investment and Management Co. Class A	39,764	1,027,502
Boston Properties Inc.	54,362	4,680,568
HCP Inc.(c)	117,693	4,329,925
Health Care REIT Inc.	61,094	2,910,518
Host Hotels & Resorts Inc.(c)	273,164	4,881,441
Kimco Realty Corp.	204,561	3,690,280
ProLogis	417,433	6,027,733
Public Storage	40,864	4,144,427
Vornado Realty Trust	64,351	5,362,369

		37,054,763
RETAIL—6.77%
Abercrombie & Fitch Co. Class A	27,253	1,570,590
AutoNation Inc.(a)(c)	47,001	1,325,428
Best Buy Co. Inc.	103,662	3,554,570
Big Lots Inc.(a)	23,990	730,736
Costco Wholesale Corp.	317,424	22,921,187
CVS Caremark Corp.	997,627	34,687,491
GameStop Corp. Class A(a)(c)	111,797	2,557,915
Gap Inc. (The)	142,789	3,161,349
Home Depot Inc. (The)	1,203,219	42,184,858
J.C. Penney Co. Inc.	173,426	5,603,394
Kohl’s Corp.(a)	85,871	4,666,230
Lowe’s Companies Inc.	1,013,195	25,410,931
Macy’s Inc.	118,851	3,006,930
RadioShack Corp.	82,845	1,531,804
Sears Holdings Corp.(a)(c)	32,160	2,371,800
Staples Inc.	265,252	6,039,788

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

Target Corp.	223,551	13,442,122
Wal-Mart Stores Inc.	1,438,357	77,570,593
Walgreen Co.	679,697	26,480,995

		278,818,711
SAVINGS & LOANS—0.15%
Hudson City Bancorp Inc.	175,023	2,229,793
People’s United Financial Inc.	269,954	3,782,056

		6,011,849
SEMICONDUCTORS—1.37%
Applied Materials Inc.	598,387	8,407,337
Intel Corp.	1,720,050	36,172,652
KLA-Tencor Corp.	64,156	2,478,988
LSI Corp.(a)	259,556	1,554,740
MEMC Electronic Materials Inc.(a)	166,680	1,876,817
National Semiconductor Corp.	90,233	1,241,606
Novellus Systems Inc.(a)	33,976	1,098,104
NVIDIA Corp.(a)	184,521	2,841,623
Teradyne Inc.(a)	57,613	808,887

		56,480,754
SOFTWARE—0.75%
Adobe Systems Inc.(a)	179,046	5,511,036
Automatic Data Processing Inc.	130,272	6,028,988
CA Inc.	93,525	2,285,751
Compuware Corp.(a)	56,619	660,744
Electronic Arts Inc.(a)	142,149	2,328,400
Fidelity National Information Services Inc.	194,112	5,316,728
Fiserv Inc.(a)	47,229	2,765,730
Novell Inc.(a)	256,965	1,521,233
Paychex Inc.	101,317	3,131,708
Total System Services Inc.	75,952	1,168,142

		30,718,460
TELECOMMUNICATIONS—4.90%
AT&T Inc.	2,516,666	73,939,647
CenturyLink Inc.	111,116	5,130,226
Cisco Systems Inc.(a)	1,749,872	35,399,911
Corning Inc.	424,569	8,202,673
Frontier Communications Corp.	384,766	3,743,773
Harris Corp.	42,636	1,931,411
Motorola Inc.(a)	1,724,923	15,645,052
Sprint Nextel Corp.(a)	2,193,128	9,276,931
Tellabs Inc.	272,476	1,847,387
Verizon Communications Inc.	1,245,245	44,554,866
Windstream Corp.	142,892	1,991,914

		201,663,791
TEXTILES—0.06%
Cintas Corp.	93,367	2,610,541

		2,610,541
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	98,057	2,493,590

		2,493,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

December 31, 2010

TRANSPORTATION—2.01%
CSX Corp.	109,900	7,100,639
Expeditors International of Washington Inc.	68,283	3,728,252
FedEx Corp.	231,009	21,486,147
Norfolk Southern Corp.	157,409	9,888,433
Ryder System Inc.	37,659	1,982,370
Union Pacific Corp.	141,207	13,084,241
United Parcel Service Inc. Class B	348,514	25,295,146

		82,565,228

TOTAL COMMON STOCKS
(Cost: $4,220,897,123)		4,105,936,808

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(d)(e)	22,204,816	22,204,816
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(d)(e)	3,227,182	3,227,182
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(d)	4,659,949	4,659,949

		30,091,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,091,947)		30,091,947

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $4,250,989,070)		4,136,028,755
Other Assets, Less Liabilities—(0.49)%		(20,156,268)

NET ASSETS—100.00%		$4,115,872,487

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

CHINA—24.51%
China Construction Bank Corp. Class H	13,545,960	$12,145,561
China Life Insurance Co. Ltd. Class H	1,440,000	5,881,407
China Mobile Ltd.	990,000	9,831,675
China Petroleum & Chemical Corp. Class H	3,240,000	3,100,937
CNOOC Ltd.(a)	3,060,000	7,258,675
Industrial and Commercial Bank of China Ltd. Class H	10,575,115	7,876,598
PetroChina Co. Ltd. Class H	4,050,000	5,293,267

		51,388,120
HONG KONG—16.81%
BOC Hong Kong (Holdings) Ltd.	697,500	2,373,258
Cheung Kong (Holdings) Ltd.	270,000	4,164,453
CLP Holdings Ltd.	382,500	3,104,816
Esprit Holdings Ltd.(a)	247,540	1,178,208
Hang Seng Bank Ltd.	139,500	2,293,401
Hong Kong and China Gas Co. Ltd. (The)	810,400	1,909,853
Hong Kong Exchanges and Clearing Ltd.	207,000	4,694,590
Hongkong Electric Holdings Ltd.	247,500	1,560,078
Hutchison Whampoa Ltd.	418,000	4,301,712
Li & Fung Ltd.	540,000	3,132,891
Sun Hung Kai Properties Ltd.	270,000	4,483,994
Swire Pacific Ltd. Class A	123,500	2,030,359

		35,227,613
SINGAPORE—8.94%
DBS Group Holdings Ltd.	315,500	3,526,763
Keppel Corp. Ltd.	225,000	1,988,213
Oversea-Chinese Banking Corp. Ltd.	540,000	4,164,709
Singapore Airlines Ltd.	99,000	1,182,389
Singapore Telecommunications Ltd.	1,440,000	3,428,438
United Overseas Bank Ltd.	188,000	2,670,934
Wilmar International Ltd.(a)	405,000	1,779,907

		18,741,353
SOUTH KOREA—28.64%
Hyundai Heavy Industries Co. Ltd.	13,095	5,111,538
Hyundai Mobis Co. Ltd.(b)	14,490	3,632,395
Hyundai Motor Co. Ltd.	33,525	5,125,198
KB Financial Group Inc.(b)	73,486	3,885,065
Korea Electric Power Corp.(b)	49,950	1,329,183
KT&G Corp.	26,690	1,521,582
LG Electronics Inc.	18,360	1,908,961
POSCO	13,950	5,986,122
Samsung C&T Corp.	26,100	1,814,512
Samsung Electronics Co. Ltd.	28,350	23,706,186
Shinhan Financial Group Co. Ltd.(b)	86,108	4,013,669
SK Energy Co. Ltd.(b)	11,705	2,000,855

		60,035,266
TAIWAN—20.97%
AU Optronics Corp.(b)	1,440,273	1,496,760
Cathay Financial Holding Co. Ltd.	1,305,887	2,315,585

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

December 31, 2010

China Steel Corp.	2,070,818	2,379,312
Chunghwa Telecom Co. Ltd.	855,689	2,174,697
Formosa Chemicals & Fibre Corp.	630,490	2,123,510
Formosa Plastics Corp.	855,030	2,859,240
Hon Hai Precision Industry Co. Ltd.	1,575,247	6,348,208
HTC Corp.	156,725	4,837,772
MediaTek Inc.	226,112	3,237,760
Nan Ya Plastics Corp.	1,125,010	2,805,146
Taiwan Semiconductor Manufacturing Co. Ltd.	4,950,343	12,054,751
United Microelectronics Corp.	2,385,430	1,333,579

		43,966,320

TOTAL COMMON STOCKS
(Cost: $162,871,873)		209,358,672

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.48%

MONEY MARKET FUNDS—1.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,486,801	2,486,801
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	361,424	361,424
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	247,785	247,785

		3,096,010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,096,010)		3,096,010

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $165,967,883)		212,454,682
Other Assets, Less Liabilities—(1.35)%		(2,835,139)

NET ASSETS—100.00%		$209,619,543

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.60%

AUSTRALIA—15.19%
Abacus Property Group	75,776	$177,874
ALE Property Group	35,238	69,171
Ardent Leisure Group	84,252	87,658
Aspen Group Ltd.	184,842	90,947
Astro Japan Property Trust	153,048	51,771
Australand Property Group	73,122	218,115
BGP Holdings PLC(a)	1,986,852	267
Bunnings Warehouse Property Trust(b)	87,780	157,463
Centro Retail Group(c)	362,239	89,115
CFS Retail Property Trust	680,778	1,228,184
Challenger Diversified Property Group	127,302	65,245
Charter Hall Group	68,344	173,739
Charter Hall Office REIT	123,018	359,384
Charter Hall Retail REIT	80,388	242,261
Commonwealth Property Office Fund	665,851	566,501
Cromwell Group	199,248	155,222
Dexus Property Group	1,391,502	1,133,956
EDT Retail Trust(c)	753,900	52,549
FKP Property Group	192,990	169,140
Goodman Group	1,810,914	1,206,581
GPT Group	485,394	1,462,806
ING Industrial Fund	706,734	380,330
ING Office Fund	797,622	453,769
Lend Lease Group	143,976	1,273,638
Mirvac Group	965,496	1,212,360
Peet Ltd.	45,822	93,940
Stockland Corp. Ltd.	675,318	2,492,045
Sunland Group Ltd.(c)	55,188	42,428
Valad Property Group(c)	36,458	38,492
Westfield Group	601,440	5,906,129
Westfield Retail Trust(c)	800,184	2,107,988

		21,759,068
AUSTRIA—1.62%
Atrium European Real Estate Ltd.	53,508	313,695
CA Immobilien Anlagen AG(c)	22,176	354,325
conwert Immobilien Invest SE	19,908	287,240
IMMOEAST AG Escrow(a)(c)	100,152	13
IMMOFINANZ AG(c)	297,444	1,272,527
IMMOFINANZ AG Escrow(a)(c)	112,716	15
Sparkassen Immobilien AG(c)	14,112	99,961

		2,327,776
BELGIUM—0.72%
Befimmo SCA	3,948	324,672
Cofinimmo SA	3,948	515,926
Intervest Offices NV	1,932	60,883
Warehouses De Pauw SCA	2,520	123,903

		1,025,384
CANADA—3.79%
Allied Properties Real Estate Investment Trust	5,838	126,554
Artis Real Estate Investment Trust	9,912	131,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Boardwalk Real Estate Investment Trust	8,232	341,740
Brookfield Properties Corp.	71,022	1,255,116
Calloway Real Estate Investment Trust	13,482	317,088
Canadian Apartment Properties Real Estate Investment Trust	10,500	181,120
Canadian Real Estate Investment Trust	9,114	284,798
Chartwell Seniors Housing Real Estate Investment Trust	18,648	153,515
Cominar Real Estate Investment Trust	8,400	176,090
Crombie Real Estate Investment Trust	4,578	58,743
Dundee Real Estate Investment Trust	5,502	167,222
Extendicare Real Estate Investment Trust	10,038	92,738
First Capital Realty Inc.	15,666	238,226
H&R Real Estate Investment Trust	19,950	390,106
InnVest Real Estate Investment Trust	12,390	84,167
Killam Properties Inc.	12,012	126,328
Melcor Developments Ltd.	3,276	48,960
Morguard Real Estate Investment Trust	7,938	117,514
Northern Property Real Estate Investment Trust	3,612	105,127
NorthWest Healthcare Properties Real Estate Investment Trust	2,478	29,153
Primaris Retail Real Estate Investment Trust	9,828	193,266
RioCan Real Estate Investment Trust	34,398	761,592
Whiterock Real Estate Investment Trust	2,352	47,861

		5,428,798
DENMARK—0.06%
Jeudan A/S	588	43,188
TK Development A/S(c)	10,038	43,189

		86,377
FINLAND—0.36%
Citycon OYJ	35,196	145,429
Sponda OYJ	51,156	266,278
Technopolis OYJ	19,488	106,668

		518,375
FRANCE—6.56%
Fonciere des Regions	9,114	885,227
Gecina SA	7,350	811,609
Icade	6,468	662,501
Klepierre	27,300	988,674
Mercialys	12,726	479,739
Societe de la Tour Eiffel	1,596	124,121
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,394	297,626
Unibail-Rodamco SE	25,956	5,153,551

		9,403,048
GERMANY—1.07%
Alstria Office REIT AG	7,812	110,042
Colonia Real Estate AG(c)	7,518	56,228
Deutsche EuroShop AG	11,718	455,574
Deutsche Wohnen AG Bearer(c)	17,724	249,665
DIC Asset AG	6,623	74,102
GAGFAH SA	27,804	250,398
IVG Immobilien AG(c)	23,142	200,341
PATRIZIA Immobilien AG(c)	6,846	35,268
TAG Immobilien AG(c)	11,046	94,232

		1,525,850

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

HONG KONG—22.19%
Champion REIT(b)	630,000	371,987
Cheung Kong (Holdings) Ltd.	378,000	5,830,234
Chinese Estates Holdings Ltd.	147,000	242,805
Emperor International Holdings Ltd.	252,000	59,648
Far East Consortium International Ltd.	336,000	87,743
Great Eagle Holdings Ltd.	84,000	260,959
GZI Real Estate Investment Trust	210,000	117,242
Hang Lung Group Ltd.	252,000	1,656,519
Hang Lung Properties Ltd.	588,000	2,749,519
Henderson Land Development Co. Ltd.(b)	294,929	2,010,798
HKR International Ltd.	201,600	107,884
Hongkong Land Holdings Ltd.	336,000	2,425,920
Hopewell Holdings Ltd.	189,000	593,235
Hopson Development Holdings Ltd.(b)(c)	168,000	180,672
Hysan Development Co. Ltd.	168,000	790,980
K. Wah International Holdings Ltd.(b)	294,000	110,056
Kerry Properties Ltd.	189,000	984,673
Kowloon Development Co. Ltd.	84,000	99,953
Lai Fung Holdings Ltd.	1,218,000	50,922
Lai Sun Development Co. Ltd.(c)	2,100,000	82,394
Link REIT (The)	630,000	1,957,189
New World China Land Ltd.	504,000	189,317
Pacific Century Premium Developments Ltd.	210,000	38,631
Prosperity REIT	252,000	57,054
Regal Real Estate Investment Trust	252,000	72,290
Shanghai Industrial Urban Development Group Ltd.(c)	252,000	94,658
Shui On Land Ltd.	735,000	353,618
Silver Grant International Industries Ltd.(b)	336,000	114,973
Sino Land Co. Ltd.	756,000	1,414,038
Sinolink Worldwide Holdings Ltd.	588,000	85,473
SRE Group Ltd.(b)	672,000	67,428
Sun Hung Kai Properties Ltd.	420,000	6,975,102
Sunlight Real Estate Investment Trust	294,000	90,390
TAI Cheung Holdings Ltd.	84,000	63,970
Tian An China Investments Co. Ltd.	277,200	217,519
Tomson Group Ltd.	216,953	93,773
Wheelock and Co. Ltd.	252,000	1,019,521
Zhuguang Holdings Group Co. Ltd.(c)	252,000	66,131

		31,785,218
ISRAEL—0.78%
Africa Israel Properties Ltd.(c)	3,738	59,107
Airport City Ltd.(c)	3,486	17,039
AL-ROV (Israel) Ltd.(c)	1,344	52,523
Alony Hetz Properties & Investments Ltd.	19,236	111,348
Amot Investments Ltd.	19,278	58,626
Azrieli Group Ltd.(c)	9,072	256,163
British Israel Investments Ltd.	14,196	52,631
Elbit Imaging Ltd.(c)	4,242	56,572
Gazit Globe Ltd.	14,532	186,292
Industrial Buildings Corp. Ltd.	21,840	45,579
Jerusalem Economy Ltd.(c)	5,922	69,512
Melisron Ltd.	1,596	44,930
Nitsba Holdings (1995) Ltd.(c)	6,930	75,924
REIT 1 Ltd.	16,044	35,105

		1,121,351
ITALY—0.26%
Beni Stabili SpA	228,060	193,669

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Immobiliare Grande Distribuzione SpA	40,194	78,565
Prelios SpA(c)	177,282	106,073

		378,307
JAPAN—22.39%
Advance Residence Investment Corp.(c)	252	564,868
AEON Mall Co. Ltd.	21,000	564,454
BLife Investment Corp.	42	311,744
DA Office Investment Corp.	84	299,005
Daibiru Corp.	8,400	69,184
Daito Trust Construction Co. Ltd.	21,000	1,439,615
Daiwa House Industry Co. Ltd.	168,000	2,067,246
Frontier Real Estate Investment Corp.	42	401,332
Fukuoka REIT Corp.	42	329,351
Global One Real Estate Investment Corp. Ltd.	42	388,385
Heiwa Real Estate Co. Ltd.	42,000	132,569
Heiwa Real Estate REIT Inc.	84	54,581
Hulic Co. Ltd.	12,600	104,087
Iida Home Max Co. Ltd.	4,200	45,571
Industrial & Infrastructure Fund Investment Corp.	42	203,773
Japan Excellent Inc.	42	278,602
Japan Logistics Fund Inc.	42	396,671
Japan Prime Realty Investment Corp.	168	517,847
Japan Real Estate Investment Corp.	126	1,308,082
Japan Rental Housing Investments Inc.	84	37,130
Japan Retail Fund Investment Corp.	420	806,288
Kenedix Realty Investment Corp.	84	395,117
Leopalace21 Corp.(b)(c)	37,800	73,172
MID REIT Inc.	42	125,319
Mitsubishi Estate Co. Ltd.	336,000	6,239,024
Mitsui Fudosan Co. Ltd.	252,000	5,030,368
Mori Hills REIT Investment Corp.	42	162,604
MORI TRUST Sogo REIT Inc.	42	411,689
Nippon Accommodations Fund Inc.	42	325,208
Nippon Building Fund Inc.	126	1,294,100
Nomura Real Estate Holdings Inc.	25,200	459,538
Nomura Real Estate Office Fund Inc.	84	606,917
Nomura Real Estate Residential Fund Inc.	42	244,942
NTT Urban Development Corp.	252	248,567
ORIX JREIT Inc.	84	546,847
Premier Investment Corp.	42	212,317
Sankei Building Co. Ltd. (The)	4,200	25,167
Sekisui House SI Investment Corp.	42	192,121
Shoei Co. Ltd.	8,400	76,745
Sumitomo Realty & Development Co. Ltd.	126,000	3,012,317
TOC Co. Ltd.	12,600	54,063
Tokyo Tatemono Co. Ltd.	126,000	584,132
Tokyu Land Corp.	84,000	422,563
TOKYU REIT Inc.	42	303,458
Top REIT Inc.	42	282,745
United Urban Investment Corp.	336	430,020

		32,079,445
LUXEMBOURG—0.17%
ProLogis European Properties(c)	38,094	245,815

		245,815
NETHERLANDS—2.39%
Corio NV	25,830	1,663,828
Eurocommercial Properties NV	10,038	463,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Nieuwe Steen Investments NV	9,996	200,884
Plaza Centers NV(b)(c)	26,460	42,877
VastNed Offices/Industrial NV	5,460	91,927
VastNed Retail NV	5,124	357,316
Wereldhave NV	6,090	596,904

		3,417,589
NEW ZEALAND—0.40%
AMP NZ Office Trust	211,764	129,036
Goodman Property Trust	203,868	151,299
ING Property Trust	143,766	81,986
Kiwi Income Property Trust	273,966	214,022

		576,343
NORWAY—0.18%
Norwegian Property ASA(c)	144,564	257,417

		257,417
SINGAPORE—9.62%
AIMS AMP Capital Industrial REIT	504,000	86,554
Allgreen Properties Ltd.	252,000	232,122
Ascendas India Trust	126,000	91,472
Ascendas Real Estate Investment Trust	420,935	680,173
Ascott Residence Trust(b)	168,800	160,756
Bukit Sembawang Estates Ltd.	42,000	156,715
Cambridge Industrial Trust	294,440	121,817
CapitaCommercial Trust	546,000	639,319
CapitaLand Ltd.	924,000	2,675,961
CapitaMall Trust Management Ltd.	672,000	1,022,911
CapitaMalls Asia Ltd.	252,000	381,624
CapitaRetail China Trust	84,000	81,308
CDL Hospitality Trusts	168,000	272,776
City Developments Ltd.(b)	168,000	1,647,149
Fortune REIT	252,000	129,669
Frasers Centrepoint Trust	126,000	147,535
Frasers Commercial Trust	672,000	86,554
Global Logistic Properties Ltd.(c)	630,000	1,062,254
GuocoLand Ltd.	84,000	169,174
Ho Bee Investment Ltd.	84,000	106,225
Hong Fok Corp. Ltd.(c)	126,400	61,668
K-REIT Asia(b)	84,000	92,455
Keppel Land Ltd.(b)	210,000	786,855
Lippo-Mapletree Indonesia Retail Trust	168,000	69,505
Mapletree Industrial Trust(c)	252,000	214,418
Mapletree Logistics Trust	359,040	270,461
Parkway Life REIT	84,000	108,192
Saizen REIT	336,000	43,277
Singapore Land Ltd.	42,000	243,269
Starhill Global REIT(b)	420,000	204,910
Suntec REIT	504,000	590,141
United Industrial Corp. Ltd.	116,000	226,377
UOL Group Ltd.	168,000	622,927
Wheelock Properties (Singapore) Ltd.	84,000	127,864
Wing Tai Holdings Ltd.	126,000	166,223

		13,780,610
SPAIN—0.15%
Inmobiliaria Colonial SA(c)	2,251,914	166,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Realia Business SA(c)	19,992	41,840

		207,998
SWEDEN—1.87%
Castellum AB	48,678	662,884
Fabege AB	37,086	433,314
Fastighets AB Balder Class B(c)	12,138	79,622
HEBA Fastighets AB	8,400	84,652
Hufvudstaden AB Class A	31,248	365,103
Klovern AB	26,670	134,880
Kungsleden AB	38,766	354,628
Wallenstam AB Class B	10,458	275,339
Wihlborgs Fastigheter AB	9,702	281,412

		2,671,834
SWITZERLAND—1.76%
Allreal Holding AG Registered	2,016	294,581
Intershop Holdings AG	294	95,729
Mobimo Holding AG Registered(c)	1,470	314,944
PSP Swiss Property AG Registered(c)	9,702	780,657
Swiss Prime Site AG Registered(c)	13,230	990,014
Zueblin Immobilien Holding AG Registered(c)	11,760	46,808

		2,522,733
UNITED KINGDOM—8.07%
Big Yellow Group PLC	32,886	180,414
British Land Co. PLC	263,634	2,164,920
Capital & Counties Properties PLC	123,816	292,136
Capital & Regional PLC(c)	78,540	39,657
Capital Shopping Centres Group PLC	144,186	942,711
CLS Holdings PLC(c)	4,788	40,068
Daejan Holdings PLC	2,142	88,703
Derwent London PLC	22,722	555,321
Development Securities PLC	35,112	123,690
Grainger PLC	120,288	199,064
Great Portland Estates PLC	87,318	493,248
Hammerson PLC	199,584	1,303,662
Hansteen Holdings PLC	126,756	161,741
Helical Bar PLC	28,308	126,313
Invista Foundation Property Trust Ltd.	101,346	61,882
Land Securities Group PLC	217,938	2,299,788
London & Stamford Property PLC	153,636	315,108
Metric Property Investments PLC(c)	54,768	92,179
Minerva PLC(c)	29,610	36,739
Primary Health Properties PLC	17,178	90,097
Raven Russia Ltd.	152,334	149,064
Safestore Holdings PLC	42,714	86,938
SEGRO PLC	209,916	941,268
Shaftesbury PLC	62,916	441,300
St. Modwen Properties PLC	43,134	111,429
UNITE Group PLC(c)	45,738	138,995
Workspace Group PLC	245,910	90,477

		11,566,912

TOTAL COMMON STOCKS
(Cost: $146,173,245)		142,686,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

December 31, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.79%

MONEY MARKET FUNDS—1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	2,232,440	2,232,440
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	324,456	324,456
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	2,669	2,669

		2,559,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,559,565)		2,559,565

TOTAL INVESTMENTS IN SECURITIES—101.39%
(Cost: $148,732,810)		145,245,813
Other Assets, Less Liabilities—(1.39)%		(1,994,717)

NET ASSETS—100.00%		$143,251,096

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—83.90%

BRAZIL—21.25%
Centrais Eletricas Brasileiras SA SP ADR	280,576	$3,857,920
CPFL Energia SA SP ADR	63,040	4,842,102
Ultrapar Participacoes SA SP ADR	225,159	14,549,775

		23,249,797
CHILE—5.18%
Empresa Nacional de Electricidad SA SP ADR	51,328	2,885,147
Enersis SA SP ADR	120,000	2,786,400
		5,671,547
CHINA—32.57%
Beijing Capital International Airport Co. Ltd. Class H	4,864,000	2,596,670
China Merchants Holdings (International) Co. Ltd.	2,052,000	8,103,838
China Oilfield Services Ltd. Class H	3,712,000	8,041,278
China Resources Power Holdings Co. Ltd.	1,152,000	2,086,557
COSCO Pacific Ltd.	2,944,000	5,127,805
Datang International Power Generation Co. Ltd. Class H(a)	3,328,000	1,168,748
Huaneng Power International Inc. SP ADR	43,840	937,299
Jiangsu Expressway Co. Ltd. Class H	2,178,000	2,493,578
Tianjin Port Development Holdings Ltd.(a)	12,928,000	3,060,019
Zhejiang Expressway Co. Ltd. Class H	2,048,000	2,018,058

		35,633,850
CZECH REPUBLIC—5.23%
CEZ AS	136,707	5,723,460

		5,723,460
INDONESIA—4.01%
PT Perusahaan Gas Negara Tbk	8,932,500	4,386,938

		4,386,938
MEXICO—5.78%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	80,389	3,264,597
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	54,146	3,056,542

		6,321,139
RUSSIA—3.48%
OAO TMK GDR(b)(c)	184,000	3,801,440

		3,801,440
SOUTH KOREA—4.18%
Korea Electric Power Corp. SP ADR(b)	338,560	4,573,945

		4,573,945

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2010

TURKEY—2.22%
TAV Havalimanlari Holding AS(a)(b)	499,346	2,426,971

		2,426,971

TOTAL COMMON STOCKS
(Cost: $81,495,964)		91,789,087

Security	Shares	Value
EXCHANGE-TRADED FUNDS—8.94%
iShares MSCI Chile Investable Market Index Fund(d)	25,600	2,037,760
iShares MSCI Malaysia Index Fund(d)	291,923	4,197,853
iShares MSCI South Korea Index Fund(d)	57,866	3,540,820

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $7,983,290)		9,776,433

Security	Shares	Value

PREFERRED STOCKS—6.48%

BRAZIL—6.48%
Companhia Energetica de Minas Gerais SP ADR	427,456	7,091,495

		7,091,495

TOTAL PREFERRED STOCKS
(Cost: $6,696,921)		7,091,495

Security	Shares	Value

SHORT - TERM INVESTMENTS—3.45%

MONEY MARKET FUNDS—3.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	2,893,137	2,893,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	420,480	420,480
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	458,438	458,438

		3,772,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,772,055)		3,772,055
TOTAL INVESTMENTS IN SECURITIES—102.77%
(Cost: $99,948,230)		112,429,070

Other Assets, Less Liabilities—(2.77)%		(3,027,644)

NET ASSETS—100.00%		$109,401,426

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

December 31, 2010

(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.37%

AUSTRIA—0.41%
Erste Group Bank AG	41,520	$1,957,339
OMV AG	25,370	1,058,493
Telekom Austria AG	54,280	766,060
voestalpine AG	19,470	931,178

		4,713,070

BELGIUM—1.47%
Ageas	402,970	924,434
Anheuser-Busch InBev NV	127,735	7,334,336
Belgacom SA	27,149	915,097
Colruyt SA	13,720	700,351
Delhaize Group SA	17,405	1,290,537
Dexia SA(a)	192,045	669,859
Groupe Bruxelles Lambert SA	13,570	1,145,631
KBC Groep NV(a)	35,695	1,221,110
Solvay SA	9,735	1,041,535
UCB SA	19,765	680,659
Umicore	20,565	1,073,764

		16,997,313

DENMARK—1.29%
A.P. Moller - Maersk A/S Class B	208	1,891,335
Carlsberg A/S Class B	17,700	1,779,607
Danske Bank A/S(a)	92,833	2,389,825
Novo Nordisk A/S Class B	58,410	6,614,020
Novozymes A/S Class B	8,260	1,155,390
Vestas Wind Systems A/S(a)	35,400	1,122,252

		14,952,429

FINLAND—1.57%
Fortum OYJ	74,930	2,264,770
Kone OYJ Class B	35,400	1,975,621
Metso OYJ	22,715	1,273,785
Nokia OYJ	640,740	6,653,190
Sampo OYJ Class A	82,305	2,213,848
Stora Enso OYJ Class R	104,430	1,076,654
UPM-Kymmene OYJ	89,680	1,590,502
Wartsila OYJ Class B	14,160	1,084,692

		18,133,062

FRANCE—15.14%
Accor SA	28,025	1,251,979
Air France-KLM(a)	25,665	469,293
Alcatel-Lucent(a)	400,610	1,171,616
ALSTOM	34,515	1,658,133
AXA	313,883	5,242,570
BNP Paribas	182,840	11,678,216
Bouygues SA	38,055	1,646,705
Cap Gemini SA	26,260	1,230,553
Carrefour SA	105,610	4,370,864
Casino Guichard-Perrachon SA	9,735	952,727
Christian Dior SA	9,440	1,353,807

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Compagnie de Saint-Gobain	75,225	3,885,349
Compagnie Generale des Etablissements Michelin Class B	30,666	2,209,218
Credit Agricole SA	184,895	2,357,430
Danone SA	110,920	6,996,802
Dassault Systemes SA	10,034	759,476
Edenred SA(a)	27,446	652,270
Electricite de France	48,970	2,016,531
Essilor International SA	36,285	2,345,071
European Aeronautic Defence and Space Co. NV(a)	68,145	1,594,364
France Telecom SA	332,170	6,949,489
GDF Suez	206,795	7,448,888
Hermes International	9,487	1,995,003
L’Air Liquide SA	48,174	6,116,381
L’Oreal SA	41,300	4,603,134
Lafarge SA	31,565	1,986,877
Lagardere SCA	22,125	915,090
LVMH Moet Hennessy Louis Vuitton SA	44,545	7,356,380
Pernod Ricard SA	29,795	2,812,395
PPR SA	12,980	2,072,186
PSA Peugeot Citroen SA(a)	28,025	1,068,130
Publicis Groupe SA	22,125	1,157,591
Renault SA(a)	35,105	2,048,639
Safran SA	36,285	1,289,972
Sanofi-Aventis	187,915	12,062,866
Schneider Electric SA	46,315	6,959,000
SES SA FDR	48,675	1,163,319
Societe Generale	126,759	6,839,557
Societe Television Francaise 1	20,650	360,139
Sodexo	17,110	1,183,734
STMicroelectronics NV	115,345	1,197,542
Suez Environnement SA	47,495	984,427
Technip SA	18,585	1,722,851
Thales SA	15,635	549,234
Total SA	401,790	21,372,210
Unibail-Rodamco SE	15,340	3,045,750
Valeo SA(a)	13,570	773,069
Vallourec SA	17,995	1,897,499
Veolia Environnement	84,665	2,484,047
Vinci SA	93,810	5,119,614
Vivendi SA	210,335	5,699,937

		175,077,924

GERMANY—11.97%
Adidas AG	35,695	2,341,179
Allianz SE Registered	77,880	9,291,404
BASF SE	158,710	12,711,176
Bayer AG	141,305	10,483,101
Bayerische Motoren Werke AG	55,165	4,355,291
Beiersdorf AG	17,110	953,162
Commerzbank AG(a)	117,410	874,819
Daimler AG Registered(a)	153,105	10,419,847
Deutsche Bank AG Registered	159,069	8,343,906
Deutsche Boerse AG	33,335	2,316,527
Deutsche Lufthansa AG Registered(a)	39,825	873,803
Deutsche Post AG Registered	143,075	2,437,668
Deutsche Telekom AG Registered	510,055	6,606,575
E.ON AG	341,315	10,501,739
Fresenius Medical Care AG & Co. KGaA	32,155	1,864,837
HeidelbergCement AG	24,190	1,522,004
Hochtief AG	7,670	653,807
Infineon Technologies AG(a)	183,195	1,711,264
K+S AG	24,685	1,866,428

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Linde AG	28,910	4,403,950
MAN SE	17,081	2,039,208
Merck KGaA	11,210	900,071
METRO AG	21,830	1,577,933
Muenchener Rueckversicherungs-Gesellschaft AG Registered	29,199	4,444,057
Puma AG	885	294,444
QIAGEN NV(a)	41,005	804,801
RWE AG	70,800	4,738,642
Salzgitter AG	6,490	502,984
SAP AG	149,860	7,659,807
Siemens AG Registered	139,535	17,352,818
ThyssenKrupp AG	56,640	2,354,409
TUI AG(a)	28,025	394,768
Volkswagen AG	6,195	880,125

		138,476,554

GREECE—0.25%
Alpha Bank AE(a)	89,350	455,497
EFG Eurobank Ergasias SA(a)	56,456	284,020
Hellenic Telecommunications Organization SA SP ADR	79,012	316,048
National Bank of Greece SA SP ADR	722,476	1,213,759
OPAP SA	37,070	643,523

		2,912,847

IRELAND—0.38%
Anglo Irish Bank Corp. Ltd.(b)	211,770	28
CRH PLC	122,130	2,539,576
Elan Corp. PLC(a)	84,960	473,009
Kerry Group PLC Class A	22,715	760,919
Ryanair Holdings PLC SP ADR	20,352	626,028

		4,399,560

ITALY—4.31%
Assicurazioni Generali SpA	226,265	4,313,389
Atlantia SpA	49,244	1,008,787
Banca Monte dei Paschi di Siena SpA(a)	613,010	699,849
Banca Popolare di Milano Scrl	69,915	245,742
Banco Popolare SpA	109,150	496,399
Enel SpA	1,111,265	5,575,661
Eni SpA	477,605	10,469,550
Fiat SpA	129,210	2,674,664
Finmeccanica SpA	67,860	774,275
Intesa Sanpaolo SpA	1,615,715	4,400,154
Luxottica Group SpA	24,845	759,943
Mediaset SpA	127,145	772,262
Mediobanca SpA	80,849	722,364
Pirelli & C. SpA	39,307	319,031
Saipem SpA	43,569	2,153,299
Snam Rete Gas SpA	306,210	1,528,162
Telecom Italia SpA	1,664,390	2,159,179
Tenaris SA	79,650	1,960,780
Terna SpA	224,200	950,451
UniCredit SpA	3,299,870	6,852,908
Unione di Banche Italiane ScpA	109,150	959,118

		49,795,967

NETHERLANDS—4.25%
AEGON NV(a)	197,650	1,213,361
Akzo Nobel NV	39,825	2,483,566

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

ArcelorMittal	158,710	6,042,599
ASML Holding NV	74,340	2,882,223
Heineken NV	48,970	2,410,377
ING Groep NV CVA(a)	655,785	6,404,717
Koninklijke Ahold NV	203,845	2,700,774
Koninklijke DSM NV	30,680	1,753,570
Koninklijke KPN NV	270,515	3,962,973
Koninklijke Philips Electronics NV	168,445	5,179,405
Randstad Holding NV(a)	11,210	594,032
Reed Elsevier NV	124,490	1,546,008
TNT NV	64,310	1,703,934
Unilever NV CVA	294,115	9,193,486
Wolters Kluwer NV	51,330	1,129,333

		49,200,358

NORWAY—1.14%
DnB NOR ASA	155,760	2,194,709
Norsk Hydro ASA	150,596	1,103,982
Orkla ASA	137,470	1,340,998
Renewable Energy Corp. ASA(a)	102,070	312,400
Statoil ASA	179,950	4,290,937
Telenor ASA	131,570	2,145,864
Yara International ASA	31,860	1,849,935

		13,238,825

PORTUGAL—0.47%
Banco Comercial Portugues SA Registered	621,910	485,576
Banco Espirito Santo SA Registered	112,395	434,257
BRISA - Auto-estradas de Portugal SA	30,975	216,873
CIMPOR - Cimentos de Portugal SGPS SA	35,990	244,792
Energias de Portugal SA	471,118	1,574,384
Galp Energia SGPS SA Class B	47,790	919,376
Portugal Telecom SGPS SA Registered	136,585	1,535,515

		5,410,773

SPAIN—5.12%
Abertis Infraestructuras SA	57,221	1,032,871
Acciona SA	5,015	356,578
Acerinox SA	17,700	311,659
Actividades de Construcciones y Servicios SA(c)	30,535	1,436,821
Banco Bilbao Vizcaya Argentaria SA	770,840	7,817,955
Banco de Sabadell SA(c)	197,288	780,782
Banco Popular Espanol SA	153,824	792,433
Banco Santander SA	1,426,915	15,176,403
Bankinter SA(c)	48,675	271,387
Enagas SA(c)	33,335	667,008
Ferrovial SA	59,590	594,376
Gamesa Corporacion Tecnologica SA(a)	34,515	264,486
Gas Natural SDG SA	49,560	763,939
Iberdrola Renovables SA	148,385	528,719
Iberdrola SA	700,564	5,421,010
Industria de Diseno Textil SA	36,875	2,771,786
Red Electrica Corporacion SA	18,267	862,615
Repsol YPF SA	137,470	3,845,219
Telefonica SA	684,400	15,576,540

		59,272,587

SWEDEN—4.83%
Alfa Laval AB	59,885	1,262,218

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Assa Abloy AB Class B	55,460	1,563,276
Atlas Copco AB Class A	121,245	3,060,499
Boliden AB	47,495	965,746
Electrolux AB Class B	46,315	1,315,835
Hennes & Mauritz AB Class B	163,135	5,435,528
Holmen AB Class B	7,080	233,162
Investor AB Class B	77,290	1,654,362
Nordea Bank AB	551,060	5,995,975
Sandvik AB	179,655	3,503,391
Scania AB Class B	51,920	1,194,735
Securitas AB Class B	49,855	583,249
Skandinaviska Enskilda Banken AB Class A	289,100	2,412,446
Skanska AB Class B	66,080	1,310,228
SKF AB Class B	71,390	2,034,602
SSAB AB Class A	33,630	565,265
Svenska Cellulosa AB Class B	103,545	1,635,687
Svenska Handelsbanken AB Class A	82,010	2,621,500
Swedbank AB Class A(a)	162,545	2,267,895
Swedish Match AB	40,710	1,178,999
Tele2 AB Class B	51,035	1,059,742
Telefonaktiebolaget LM Ericsson Class B	514,775	5,984,020
TeliaSonera AB	378,780	3,003,038
Volvo AB Class A(a)	91,155	1,559,283
Volvo AB Class B(a)	193,815	3,416,271

		55,816,952

SWITZERLAND—12.65%
ABB Ltd. Registered(a)	398,250	8,899,847
Actelion Ltd. Registered(a)	19,175	1,053,278
Adecco SA Registered	25,370	1,667,109
Baloise Holding AG Registered	8,758	855,035
Clariant AG Registered(a)	40,415	821,221
Compagnie Financiere Richemont SA Class A Bearer Units	49,670	2,930,855
Credit Suisse Group AG Registered	171,690	6,938,700
GAM Holding AG(a)	35,105	581,882
Geberit AG Registered	7,080	1,642,201
Givaudan SA Registered	1,445	1,564,215
Holcim Ltd. Registered	45,725	3,465,799
Julius Baer Group Ltd.	35,695	1,677,332
Kuehne & Nagel International AG Registered	9,735	1,357,741
Lonza Group AG Registered	8,850	711,627
Nestle SA Registered	593,835	34,880,878
Nobel Biocare Holding AG Registered	20,948	396,216
Novartis AG Registered	452,530	26,677,957
Roche Holding AG Bearer	4,425	677,921
Roche Holding AG Genusschein	120,360	17,690,505
SGS SA Registered	885	1,489,717
Swatch Group AG (The) Bearer	5,310	2,374,432
Swiss Life Holding AG Registered(a)	5,562	806,761
Swiss Reinsurance Co. Registered	62,835	3,390,838
Swisscom AG Registered	3,900	1,720,084
Syngenta AG Registered	16,225	4,760,796
UBS AG Registered(a)	655,490	10,794,734
Zurich Financial Services AG Registered	25,075	6,515,572

		146,343,253

UNITED KINGDOM—34.12%
3i Group PLC	169,625	872,409
Aegis Group PLC	141,994	312,350
Aggreko PLC	46,905	1,088,334
AMEC PLC	57,820	1,041,048

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Anglo American PLC	225,675	11,785,264
ARM Holdings PLC	223,905	1,483,908
Associated British Foods PLC	61,360	1,134,567
AstraZeneca PLC	241,900	11,066,518
Aviva PLC	485,570	2,987,716
BAE Systems PLC	583,510	3,014,791
Barclays PLC	2,082,405	8,530,625
BG Group PLC	580,855	11,786,033
BHP Billiton PLC	379,665	15,163,727
BP PLC	3,216,385	23,443,869
British Airways PLC(a)(c)	94,400	402,748
British American Tobacco PLC	341,610	13,175,833
British Land Co. PLC	150,745	1,237,894
British Sky Broadcasting Group PLC	183,622	2,115,911
BT Group PLC	1,326,910	3,756,080
Bunzl PLC	54,870	617,673
Cable & Wireless Communications PLC	461,678	350,788
Cable & Wireless Worldwide PLC	465,215	478,535
Cairn Energy PLC(a)	234,820	1,544,114
Capita Group PLC	105,905	1,154,868
Carnival PLC	30,975	1,446,152
Centrica PLC	880,280	4,570,148
Cobham PLC	193,232	615,656
Compass Group PLC	324,500	2,951,792
Cookson Group PLC(a)	47,495	489,664
Daily Mail & General Trust PLC Class A NVS	49,560	445,388
Diageo PLC	427,750	7,936,030
Drax Group PLC	62,543	360,641
DSG International PLC(a)	649,713	233,148
Experian PLC	174,935	2,185,619
FirstGroup PLC	81,125	505,894
G4S PLC	242,195	965,425
GKN PLC	263,998	918,416
GlaxoSmithKline PLC	889,130	17,261,633
Hammerson PLC	123,310	805,448
Hays PLC	246,620	497,710
Home Retail Group PLC	135,995	401,355
HSBC Holdings PLC	3,026,405	30,851,030
IMI PLC	53,100	785,636
Imperial Tobacco Group PLC	173,755	5,353,741
InterContinental Hotels Group PLC	43,365	843,928
International Power PLC	262,845	1,800,827
Invensys PLC	134,225	744,349
ITV PLC(a)	679,680	745,431
J Sainsbury PLC	234,820	1,383,452
Johnson Matthey PLC	36,285	1,157,780
Kingfisher PLC	405,035	1,670,334
Ladbrokes PLC	157,825	303,190
Land Securities Group PLC	131,275	1,385,278
Legal & General Group PLC	999,460	1,513,949
Lloyds Banking Group PLC(a)	6,841,640	7,037,534
Logica PLC	275,236	564,510
London Stock Exchange Group PLC	37,170	487,676
Lonmin PLC(a)	26,255	808,147
Man Group PLC	325,090	1,506,573
Marks & Spencer Group PLC	270,810	1,564,538
Misys PLC(a)	70,800	380,209
Mitchells & Butlers PLC(a)	39,530	216,616
National Grid PLC	601,210	5,205,306
Next PLC	32,155	994,284
Old Mutual PLC	922,465	1,777,882
Pearson PLC	138,650	2,188,141
Persimmon PLC	52,805	344,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

Provident Financial PLC	24,487	335,075
Prudential PLC	436,600	4,566,202
Reckitt Benckiser Group PLC	105,538	5,824,557
Reed Elsevier PLC	206,795	1,753,208
Rentokil Initial PLC(a)	316,837	480,678
Resolution Ltd.	256,126	938,750
Rexam PLC	148,680	774,462
Rio Tinto PLC	261,665	18,380,115
Rolls-Royce Group PLC(a)	321,980	3,140,595
Royal Bank of Scotland Group PLC(a)	2,948,820	1,803,793
Royal Dutch Shell PLC Class A	606,520	20,307,165
Royal Dutch Shell PLC Class B	462,265	15,307,219
RSA Insurance Group PLC	594,425	1,165,189
SABMiller PLC	160,185	5,659,162
Sage Group PLC (The)	221,545	948,321
Schroders PLC	21,830	634,005
Scottish & Southern Energy PLC	159,595	3,060,908
SEGRO PLC	130,980	587,317
Serco Group PLC	83,780	728,651
Severn Trent PLC	43,090	997,116
Shire PLC	95,875	2,316,148
Smith & Nephew PLC	151,040	1,599,760
Smiths Group PLC	66,596	1,298,113
Standard Chartered PLC	327,493	8,847,324
Standard Life PLC	393,543	1,330,886
Tate & Lyle PLC	75,520	612,473
Tesco PLC	1,374,700	9,147,276
Tullow Oil PLC	150,745	2,976,137
Unilever PLC	224,200	6,890,501
United Business Media Ltd.	42,775	462,098
United Utilities Group PLC	115,935	1,074,561
Vodafone Group PLC	8,931,715	23,185,385
Whitbread PLC	30,680	859,812
William Hill PLC	123,310	329,554
Wm Morrison Supermarkets PLC	377,895	1,583,260
Wolseley PLC(a)	48,675	1,559,217
WPP PLC	215,055	2,658,255
Xstrata PLC	331,875	7,822,584

		394,696,481

TOTAL COMMON STOCKS
(Cost: $1,309,055,286)		1,149,437,955

Security	Shares	Value

PREFERRED STOCKS—0.27%

GERMANY—0.27%
Henkel AG & Co. KGaA	30,975	1,933,740
Porsche Automobil Holding SE	15,045	1,204,156

		3,137,896

TOTAL PREFERRED STOCKS
(Cost: $3,013,306)		3,137,896

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,952,723	1,952,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

December 31, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	283,803	283,803
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	91,805	91,805

		2,328,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,328,331)		2,328,331

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $1,314,396,923)		1,154,904,182
Other Assets, Less Liabilities—0.16%		1,871,019

NET ASSETS—100.00%		$1,156,775,201

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.72%

AUSTRALIA—2.05%
BHP Billiton Ltd.	421,765	$19,562,946

		19,562,946
FINLAND—0.51%
Nokia OYJ	102,452	1,063,821
Nokia OYJ SP ADR(a)	367,838	3,796,088

		4,859,909
FRANCE—7.24%
Alcatel-Lucent(b)	285,203	834,099
AXA	230,864	3,855,961
Carrefour SA	77,364	3,201,852
Compagnie de Saint-Gobain	55,260	2,854,163
France Telecom SA	244,065	5,106,202
GDF Suez	151,658	5,462,818
L’Oreal SA	30,393	3,387,483
LVMH Moet Hennessy Louis Vuitton SA	32,235	5,323,446
Sanofi-Aventis	138,150	8,868,291
Schneider Electric SA	34,077	5,120,195
Societe Generale	93,328	5,035,715
Total SA	295,641	15,725,880
Vivendi SA	154,728	4,193,025

		68,969,130
GERMANY—7.37%
Allianz SE Registered	57,102	6,812,503
BASF SE	115,739	9,269,604
Bayer AG	103,766	7,698,167
Daimler AG Registered(b)	112,055	7,626,113
Deutsche Bank AG Registered	116,967	6,135,461
Deutsche Telekom AG Registered	374,233	4,847,318
E.ON AG	251,740	7,745,654
Muenchener Rueckversicherungs-Gesellschaft AG Registered	21,183	3,224,030
RWE AG	51,576	3,451,980
Siemens AG Registered	102,538	12,751,806
Volkswagen AG	4,605	654,233

		70,216,869
JAPAN—4.99%
Bridgestone Corp.	92,100	1,781,702
Canon Inc.	153,550	7,970,477
FUJIFILM Holdings Corp.	61,600	2,229,919
Honda Motor Co. Ltd.	184,200	7,301,683
Nissan Motor Co. Ltd.	276,300	2,633,375
Panasonic Corp.	214,900	3,055,048
Seven & I Holdings Co. Ltd.	92,120	2,464,711
Sony Corp.	129,200	4,662,701
Toshiba Corp.	370,200	2,017,488
Toyota Motor Corp.	337,700	13,407,238

		47,524,342

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2010

NETHERLANDS—1.69%
AEGON NV(b)	146,746	900,864
ING Groep NV CVA(b)	481,990	4,707,350
Koninklijke Philips Electronics NV	13,163	404,741
Koninklijke Philips Electronics NV NYS	110,211	3,383,478
Unilever NV CVA	31,803	994,102
Unilever NV NYS(a)	182,977	5,745,478

		16,136,013
SOUTH KOREA—1.66%
Samsung Electronics Co. Ltd. SP GDR(c)	37,454	15,801,843

		15,801,843
SPAIN—3.27%
Banco Bilbao Vizcaya Argentaria SA	567,500	5,755,655
Banco Santander SA	1,049,019	11,157,172
Repsol YPF SA	100,082	2,799,427
Telefonica SA	503,173	11,451,920

		31,164,174
SWEDEN—0.46%
Telefonaktiebolaget LM Ericsson Class B	166,629	1,936,984
Telefonaktiebolaget LM Ericsson Class B SP ADR	211,764	2,441,639

		4,378,623
SWITZERLAND—7.06%
ABB Ltd. Registered(b)	292,878	6,545,058
Credit Suisse Group AG Registered	126,177	5,099,332
Nestle SA Registered	436,247	25,624,421
Novartis AG Registered	331,867	19,564,523
Swiss Reinsurance Co. Registered	46,664	2,518,184
UBS AG Registered(b)	482,297	7,942,559

		67,294,077
UNITED KINGDOM—16.43%
Anglo American PLC	166,394	8,689,475
AstraZeneca PLC	177,753	8,131,901
Aviva PLC	354,278	2,179,875
Barclays PLC	1,534,693	6,286,909
BP PLC	2,365,742	17,243,628
Diageo PLC	314,982	5,843,849
GlaxoSmithKline PLC	653,910	12,695,055
HSBC Holdings PLC	2,226,978	22,701,709
National Grid PLC	440,352	3,812,589
Rio Tinto PLC	191,875	13,477,861
Royal Dutch Shell PLC Class A	38,110	1,275,978
Royal Dutch Shell PLC Class A SP ADR	204,615	13,664,190
Royal Dutch Shell PLC Class B	339,235	11,233,264
Standard Chartered PLC	241,302	6,518,847
Vodafone Group PLC	6,573,177	17,062,976
Xstrata PLC	244,986	5,774,534

		156,592,640
UNITED STATES—46.99%
3M Co.	89,951	7,762,771

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2010

Bristol-Myers Squibb Co.	215,821	5,714,940
Caterpillar Inc.	79,820	7,475,941
Chevron Corp.	253,275	23,111,344
Citigroup Inc.(b)	3,655,883	17,292,327
Coca-Cola Co. (The)	292,264	19,222,203
Colgate-Palmolive Co.	61,093	4,910,044
Dell Inc.(b)	209,067	2,832,858
Dow Chemical Co. (The)	146,132	4,988,946
E.I. du Pont de Nemours and Co.	114,511	5,711,809
EMC Corp.(b)	257,880	5,905,452
Exxon Mobil Corp.	634,569	46,399,686
Ford Motor Co.(b)	471,607	7,918,282
General Electric Co.	1,341,283	24,532,066
Goldman Sachs Group Inc. (The)	64,470	10,841,275
Hewlett-Packard Co.	284,282	11,968,272
Intel Corp.	701,802	14,758,896
International Business Machines Corp.	156,263	22,933,158
Johnson & Johnson	345,682	21,380,432
JPMorgan Chase & Co.	492,428	20,888,796
Kimberly-Clark Corp.	51,576	3,251,351
McDonald’s Corp.	132,931	10,203,784
Merck & Co. Inc.	387,741	13,974,186
Microsoft Corp.	947,095	26,442,892
Morgan Stanley	190,340	5,179,151
News Corp. Class A NVS	286,738	4,174,905
Nike Inc. Class B	48,506	4,143,383
PepsiCo Inc.	199,550	13,036,602
Pfizer Inc.	1,008,802	17,664,123
Philip Morris International Inc.	228,408	13,368,720
Procter & Gamble Co. (The)	352,436	22,672,208
Texas Instruments Inc.	146,132	4,749,290
United Technologies Corp.	116,660	9,183,475
Wal-Mart Stores Inc.	246,828	13,311,434

		447,905,002

TOTAL COMMON STOCKS
(Cost: $1,069,781,452)		950,405,568

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	5,537,917	5,537,917
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	804,864	804,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	275,208	275,208

		6,617,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,617,989)		6,617,989

TOTAL INVESTMENTS IN SECURITIES—100.41%
(Cost: $1,076,399,441)		957,023,557
Other Assets, Less Liabilities—(0.41)%		(3,939,260)

NET ASSETS—100.00%		$953,084,297

NVS NYS SP ADR SP GDR	- Non-Voting Shares - New York Registered Shares - Sponsored American Depositary Receipts - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—89.02%
AUSTRALIA—1.30%
Infigen Energy	1,198,400	$657,205

		657,205
AUSTRIA—5.10%
Verbund AG	69,025	2,581,703

		2,581,703
CANADA—1.02%
Canadian Solar Inc.(a)	41,785	517,716

		517,716
CHILE—5.59%
Empresa Nacional de Electricidad SA SP ADR	50,336	2,829,387

		2,829,387
CHINA—20.36%
China Longyuan Power Group Corp. Ltd. Class H(a)(b)	2,528,000	2,312,180
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	233,391	1,615,066
LDK Solar Co. Ltd. SP ADR(a)(b)	90,545	916,315
Solarfun Power Holdings Co. Ltd. SP ADR(a)(b)	49,803	406,891
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	183,828	1,472,462
Trina Solar Ltd. SP ADR(a)(b)	92,883	2,175,320
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	142,540	1,408,295

		10,306,529
DENMARK—4.55%
Vestas Wind Systems A/S(a)	72,724	2,305,498

		2,305,498
FRANCE—2.35%
EDF Energies Nouvelles SA(b)	27,971	1,188,026

		1,188,026
GERMANY—7.18%
Nordex SE(a)(b)	79,507	587,178
Q-Cells SE(a)	166,208	559,671
SMA Solar Technology AG(b)	13,408	1,250,132
SolarWorld AG(b)	123,547	1,237,283

		3,634,264
NORWAY—4.63%
Renewable Energy Corp. ASA(a)	766,331	2,345,467

		2,345,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2010

PORTUGAL—3.41%
EDP Renovaveis SA(a)	297,072	1,728,456

		1,728,456

SPAIN—10.45%
Gamesa Corporacion Tecnologica SA(a)(b)	320,411	2,455,290
Iberdrola Renovables SA	794,939	2,832,494

		5,287,784

UNITED STATES—23.08%
American Superconductor Corp.(a)	55,918	1,598,696
Covanta Holding Corp.	118,434	2,035,881
First Solar Inc.(a)(b)	19,129	2,489,448
GT Solar International Inc.(a)	104,576	953,733
MEMC Electronic Materials Inc.(a)	162,637	1,831,293
Ormat Technologies Inc.	30,287	895,889
SunPower Corp. Class A(a)(b)	146,675	1,881,840

		11,686,780

TOTAL COMMON STOCKS
(Cost: $56,963,298)		45,068,815

Security	Shares	Value

PREFERRED STOCKS—10.60%

BRAZIL—10.60%
Companhia Energetica de Minas Gerais SP ADR	155,171	2,574,287
Companhia Paranaense de Energia Class B SP ADR	110,965	2,792,989

		5,367,276

TOTAL PREFERRED STOCKS
(Cost: $3,784,109)		5,367,276

Security	Shares	Value

SHORT-TERM INVESTMENTS—30.77%

MONEY MARKET FUNDS—30.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	13,417,208	13,417,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,950,017	1,950,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	211,670	211,670

		15,578,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,578,895)		15,578,895

TOTAL INVESTMENTS IN SECURITIES—130.39%
(Cost: $76,326,302)		66,014,986
Other Assets, Less Liabilities—(30.39)%		(15,386,187)

NET ASSETS—100.00%		$50,628,799

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.46%

AUSTRALIA—0.77%
Crown Ltd.	45,178	$382,055
Tabcorp Holdings Ltd.	85,474	622,944

		1,004,999
CANADA—2.46%
Canadian Tire Corp. Ltd. Class A	4,704	322,816
Gildan Activewear Inc.(a)	7,448	212,500
Magna International Inc. Class A	14,406	752,594
Shaw Communications Inc. Class B	21,707	466,406
Thomson Reuters Corp.	20,776	778,643
Tim Hortons Inc.	11,319	468,184
Yellow Media Inc.	33,565	209,433

		3,210,576
FRANCE—7.82%
Accor SA	8,820	394,021
Christian Dior SA	3,185	456,766
Compagnie Generale des Etablissements Michelin Class B	10,651	767,312
Hermes International	3,283	690,376
Lagardere SCA	6,909	285,756
LVMH Moet Hennessy Louis Vuitton SA	14,847	2,451,906
PPR SA	4,361	696,210
PSA Peugeot Citroen SA(a)	10,878	414,598
Publicis Groupe SA	6,419	335,845
Renault SA(a)	12,397	723,457
SES SA FDR	16,807	401,683
Societe Television Francaise 1	6,272	109,385
Sodexo	5,341	369,511
Valeo SA(a)	5,488	312,646
Vivendi SA	66,640	1,805,899

		10,215,371
GERMANY—5.10%
Adidas AG	13,181	864,521
Bayerische Motoren Werke AG	20,286	1,601,585
Daimler AG Registered(a)	52,773	3,591,565
Puma AG	392	130,420
TUI AG(a)	12,544	176,699
Volkswagen AG	2,107	299,342

		6,664,132
GREECE—0.18%
OPAP SA	13,130	227,932

		227,932
HONG KONG—1.23%
Esprit Holdings Ltd.(b)	98,071	466,785
Li & Fung Ltd.	196,000	1,137,124

		1,603,909

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2010

ITALY—1.35%
Fiat SpA	49,441	1,023,435
Luxottica Group SpA	9,604	293,761
Mediaset SpA	43,071	261,608
Pirelli & C. SpA	22,943	186,214

		1,765,018
JAPAN—15.69%
Aisin Seiki Co. Ltd.	9,800	347,148
Bridgestone Corp.	39,200	758,336
Denso Corp.	29,400	1,015,706
Dentsu Inc.	9,800	304,615
Fast Retailing Co. Ltd.	2,400	382,615
Honda Motor Co. Ltd.	93,100	3,690,482
Marui Group Co. Ltd.	14,700	119,985
Nikon Corp.	18,300	371,618
Nippon Television Network Corp.	980	154,301
Nissan Motor Co. Ltd.	127,400	1,214,231
NOK Corp.	9,800	204,446
Oriental Land Co. Ltd.	2,300	213,254
Panasonic Corp.	107,800	1,532,500
Sekisui House Ltd.	25,000	253,067
Sharp Corp.	49,000	505,678
Sony Corp.	58,800	2,122,034
Suzuki Motor Corp.	24,500	604,155
Toyota Industries Corp.	9,800	304,615
Toyota Motor Corp.	151,900	6,030,676
Yamada Denki Co. Ltd.	5,390	368,172

		20,497,634
MEXICO—0.76%
Grupo Televisa SA CPO(a)	191,100	990,206

		990,206
NETHERLANDS—0.69%
Reed Elsevier NV	42,336	525,759
Wolters Kluwer NV	17,248	379,481

		905,240
SOUTH KOREA—0.44%
Hyundai Motor Co. Ltd. Class A SP GDR(c)(d)	7,549	577,034

		577,034
SPAIN—0.71%
Industria de Diseno Textil SA	12,299	924,480

		924,480
SWEDEN—1.89%
Electrolux AB Class B	20,384	579,121
Hennes & Mauritz AB Class B	56,840	1,893,864

		2,472,985
SWITZERLAND—1.28%
Compagnie Financiere Richemont SA Class A Bearer Units	15,974	942,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2010

Swatch Group AG (The) Bearer	1,617	723,061

		1,665,632
UNITED KINGDOM—6.02%
Aegis Group PLC	46,207	101,643
British Sky Broadcasting Group PLC	57,281	660,060
Carnival PLC	9,653	450,676
Compass Group PLC	111,230	1,011,796
Daily Mail & General Trust PLC Class A NVS	15,296	137,463
DSG International PLC(a)	207,613	74,501
GKN PLC	109,172	379,796
Home Retail Group PLC	35,917	106,000
InterContinental Hotels Group PLC	16,709	325,175
ITV PLC(a)	220,696	242,046
Kingfisher PLC	133,721	551,455
Ladbrokes PLC	56,889	109,287
Marks & Spencer Group PLC	91,777	530,219
Mitchells & Butlers PLC(a)	19,355	106,061
Next PLC	11,172	345,456
Pearson PLC	43,610	688,243
Persimmon PLC	17,787	116,071
Reed Elsevier PLC	66,640	564,974
United Business Media Ltd.	10,535	113,810
Whitbread PLC	10,437	292,498
William Hill PLC	38,465	102,800
WPP PLC	68,943	852,192

		7,862,222
UNITED STATES—53.07%
Abercrombie & Fitch Co. Class A	5,300	305,439
Amazon.com Inc.(a)	20,433	3,677,940
Apollo Group Inc. Class A(a)	6,958	274,771
AutoNation Inc.(a)	4,900	138,180
AutoZone Inc.(a)	1,862	507,563
Bed Bath & Beyond Inc.(a)	14,602	717,688
Best Buy Co. Inc.	18,375	630,079
Big Lots Inc.(a)	4,165	126,866
Cablevision NY Group Class A	13,573	459,310
CarMax Inc.(a)	12,691	404,589
Carnival Corp.	25,039	1,154,548
CBS Corp. Class B NVS	39,690	756,095
Coach Inc.	17,738	981,089
Comcast Corp. Class A	158,466	3,481,498
D.R. Horton Inc.	16,660	198,754
Darden Restaurants Inc.	8,722	405,050
DeVry Inc.	3,381	162,220
DIRECTV Class A(a)	50,372	2,011,354
Discovery Communications Inc. Series A(a)	16,464	686,549
Expedia Inc.	11,613	291,370
Family Dollar Stores Inc.	7,595	377,547
Ford Motor Co.(a)	213,836	3,590,306
Fortune Brands Inc.	8,820	531,405
GameStop Corp. Class A(a)(b)	7,791	178,258
Gannett Co. Inc.	13,377	201,859
Gap Inc. (The)	22,834	505,545
Genuine Parts Co.	8,232	422,631
Goodyear Tire & Rubber Co. (The)(a)	16,611	196,840
H&R Block Inc.	15,386	183,247
Harley-Davidson Inc.	14,700	509,649
Harman International Industries Inc.(a)	4,165	192,840
Hasbro Inc.	7,987	376,827

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2010

Home Depot Inc. (The)	90,846	3,185,061
International Game Technology	17,444	308,584
Interpublic Group of Companies Inc. (The)(a)	29,695	315,361
J.C. Penney Co. Inc.	13,524	436,960
Johnson Controls Inc.	39,102	1,493,696
Kohl’s Corp.(a)	16,954	921,280
Leggett & Platt Inc.	8,624	196,282
Lennar Corp. Class A	8,820	165,375
Limited Brands Inc.	15,043	462,271
Lowe’s Companies Inc.	75,656	1,897,453
Macy’s Inc.	24,353	616,131
Marriott International Inc. Class A	15,239	633,028
Mattel Inc.	21,119	537,056
McDonald’s Corp.	59,535	4,569,907
McGraw-Hill Companies Inc. (The)	17,542	638,704
Meredith Corp.	1,127	39,051
Netflix Inc.(a)	2,597	456,293
Newell Rubbermaid Inc.	17,101	310,896
News Corp. Class A NVS	129,360	1,883,482
Nike Inc. Class B	21,756	1,858,398
Nordstrom Inc.	9,310	394,558
O’Reilly Automotive Inc.(a)	8,134	491,456
Omnicom Group Inc.	17,052	780,982
Polo Ralph Lauren Corp.	3,724	413,066
Priceline.com Inc.(a)	2,891	1,155,099
Pulte Group Inc.(a)	17,493	131,547
RadioShack Corp.	7,056	130,465
Ross Stores Inc.	6,958	440,094
Scripps Networks Interactive Inc. Class A	5,292	273,861
Sears Holdings Corp.(a)(b)	2,352	173,460
Stanley Black & Decker Inc.	8,918	596,347
Staples Inc.	39,641	902,626
Starbucks Corp.	42,924	1,379,148
Starwood Hotels & Resorts Worldwide Inc.	11,368	690,947
Target Corp.	39,592	2,380,667
Tiffany & Co.	6,615	411,916
Time Warner Cable Inc.	20,090	1,326,543
Time Warner Inc.	61,495	1,978,294
TJX Companies Inc. (The)	21,756	965,749
Urban Outfitters Inc.(a)	7,399	264,958
VF Corp.	4,949	426,505
Viacom Inc. Class B NVS	34,202	1,354,741
Walt Disney Co. (The)	106,281	3,986,600
Washington Post Co. (The) Class B	294	129,213
Whirlpool Corp.	4,557	404,798
Wyndham Worldwide Corp.	11,172	334,713
Wynn Resorts Ltd.	4,704	488,463
Yum! Brands Inc.	27,293	1,338,722

		69,308,713

TOTAL COMMON STOCKS
(Cost: $101,586,890)		129,896,083

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

PREFERRED STOCKS—0.34%

GERMANY 0.34%
Porsche Automobil Holding SE	5,586	447,086

		447,086

TOTAL PREFERRED STOCKS
(Cost: $352,137)		447,086

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	370,920	370,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	53,908	53,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(e)(f)	45,891	45,891

		470,719

TOTAL SHORT-TERM INVESTMENTS
(Cost: $470,719)		470,719

TOTAL INVESTMENTS IN SECURITIES—100.16%
(Cost: $102,409,746)		130,813,888
Other Assets, Less Liabilities—(0.16)%		(203,201)

NET ASSETS—100.00%		$130,610,687

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P Global Consumer Staples Sector INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—97.82%

AUSTRALIA—3.74%
Coca-Cola Amatil Ltd.	74,340	$827,557
Foster’s Group Ltd.	268,590	1,563,808
Wesfarmers Ltd.	160,125	5,252,357
Woolworths Ltd.	167,055	4,618,336

		12,262,058
BELGIUM—2.30%
Anheuser-Busch InBev NV	103,530	5,944,524
Colruyt SA	11,235	573,502
Delhaize Group SA	13,755	1,019,899

		7,537,925
BRAZIL—0.19%
BRF—Brasil Foods SA SP ADR	36,336	613,352

		613,352
CANADA—1.21%
George Weston Ltd.	7,140	605,030
Loblaw Companies Ltd.	15,015	610,029
Metro Inc. Class A	15,645	711,673
Saputo Inc.	20,580	819,762
Shoppers Drug Mart Corp.	30,555	1,215,558

		3,962,052
DENMARK—0.45%
Carlsberg A/S Class B	14,700	1,477,979

		1,477,979
FRANCE—4.81%
Carrefour SA	84,420	3,493,877
Casino Guichard-Perrachon SA	7,875	770,696
Danone SA	88,620	5,590,124
L’Oreal SA	32,760	3,651,300
Pernod Ricard SA	23,835	2,249,822

		15,755,819
GERMANY—0.63%
Beiersdorf AG	13,440	748,714
METRO AG	17,955	1,297,837

		2,046,551
IRELAND—0.18%
Kerry Group PLC Class A	17,955	601,466

		601,466
JAPAN—4.47%
AEON Co. Ltd.	94,517	1,184,012
Ajinomoto Co. Inc.	105,000	1,095,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P Global Consumer Staples Sector INDEX FUND

December 31, 2010

Asahi Breweries Ltd.	52,598	1,020,118
Japan Tobacco Inc.	630	2,334,197
Kao Corp.	73,500	1,982,837
Kirin Holdings Co. Ltd.	109,596	1,539,114
Nippon Meat Packers Inc.	9,000	117,736
Nissin Foods Holdings Co. Ltd.	10,500	376,734
Seven & I Holdings Co. Ltd.	105,037	2,810,311
Shiseido Co. Ltd.	42,000	918,661
Unicharm Corp.	16,700	665,076
Yakult Honsha Co. Ltd.	21,020	606,199

		14,650,242
MEXICO—1.56%
Fomento Economico Mexicano SAB de CV BD Units	304,509	1,711,413
Grupo Modelo SAB de CV Series C	95,037	588,992
Kimberly-Clark de Mexico SAB de CV Series A	84,017	515,859
Wal-Mart de Mexico SAB de CV Series V	798,010	2,292,968

		5,109,232
NETHERLANDS—3.50%
Heineken NV	39,690	1,953,601
Koninklijke Ahold NV	162,645	2,154,909
Unilever NV CVA	234,675	7,335,503

		11,444,013
SINGAPORE—0.42%
Wilmar International Ltd.(a)	309,000	1,358,003

		1,358,003
SOUTH KOREA—0.25%
KT&G Corp. Class A SP GDR(b)(c)	28,532	813,296

		813,296
SWEDEN—0.30%
Swedish Match AB	34,230	991,333

		991,333
SWITZERLAND—8.50%
Nestle SA Registered	474,075	27,846,375

		27,846,375
UNITED KINGDOM—14.41%
Associated British Foods PLC	51,030	943,562
British American Tobacco PLC	274,260	10,578,156
Diageo PLC	343,455	6,372,108
Imperial Tobacco Group PLC	139,860	4,309,368
J Sainsbury PLC	195,195	1,150,000
Reckitt Benckiser Group PLC	83,895	4,630,097
SABMiller PLC	127,890	4,518,214
Tate & Lyle PLC	65,940	534,778
Tesco PLC	1,101,870	7,331,861
Unilever PLC	179,445	5,515,013
Wm Morrison Supermarkets PLC	309,855	1,298,194

		47,181,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P Global Consumer Staples Sector INDEX FUND

December 31, 2010

UNITED STATES—50.90%
Altria Group Inc.	287,070	7,067,663
Archer-Daniels-Midland Co.	87,675	2,637,264
Avon Products Inc.	58,695	1,705,677
Brown-Forman Corp. Class B NVS	14,490	1,008,794
Campbell Soup Co.	25,725	893,944
Clorox Co. (The)	18,690	1,182,703
Coca-Cola Co. (The)	318,465	20,945,443
Coca-Cola Enterprises Inc.	46,725	1,169,527
Colgate-Palmolive Co.	65,520	5,265,842
ConAgra Foods Inc.	60,270	1,360,897
Constellation Brands Inc. Class A(d)	24,990	553,529
Costco Wholesale Corp.	59,745	4,314,186
CVS Caremark Corp.	185,745	6,458,354
Dean Foods Co.(d)	23,940	211,630
Dr Pepper Snapple Group Inc.	32,025	1,125,999
Estee Lauder Companies Inc. (The) Class A	15,855	1,279,498
General Mills Inc.	87,780	3,124,090
H.J. Heinz Co.	43,995	2,175,993
Hershey Co. (The)	21,630	1,019,854
Hormel Foods Corp.	10,185	522,083
J.M. Smucker Co. (The)	16,590	1,089,133
Kellogg Co.	34,230	1,748,468
Kimberly-Clark Corp.	55,125	3,475,080
Kraft Foods Inc. Class A	239,190	7,536,877
Kroger Co. (The)	87,255	1,951,022
Lorillard Inc.	20,685	1,697,411
McCormick & Co. Inc. NVS	19,005	884,303
Mead Johnson Nutrition Co. Class A	28,665	1,784,396
Molson Coors Brewing Co. Class B NVS	21,630	1,085,610
PepsiCo Inc.	216,930	14,172,037
Philip Morris International Inc.	248,955	14,571,336
Procter & Gamble Co. (The)	382,620	24,613,945
Reynolds American Inc.	47,145	1,537,870
Safeway Inc.	51,555	1,159,472
Sara Lee Corp.	88,935	1,557,252
SUPERVALU Inc.	27,720	266,944
Sysco Corp.	80,640	2,370,816
Tyson Foods Inc. Class A	41,475	714,199
Wal-Mart Stores Inc.	268,170	14,462,408
Walgreen Co.	127,050	4,949,868
Whole Foods Market Inc.(d)	20,685	1,046,454

		166,697,871

TOTAL COMMON STOCKS
(Cost: $304,152,561)		320,348,918

Security	Shares	Value

PREFERRED STOCKS—1.48%

BRAZIL—1.01%
Companhia de Bebidas das Americas SP ADR(a)	106,470	3,303,764

		3,303,764

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P Global Consumer Staples Sector INDEX FUND

December 31, 2010

GERMANY—0.47%
Henkel AG & Co. KGaA	24,570	1,533,882

		1,533,882

TOTAL PREFERRED STOCKS
(Cost: $2,891,298)		4,837,646

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.80%

MONEY MARKET FUNDS—0.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	2,126,335	2,126,335
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(e)(f)(g)	309,035	309,035
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(e)(f)	192,465	192,465

		2,627,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,627,835)		2,627,835

TOTAL INVESTMENTS IN SECURITIES—100.10%
(Cost: $309,671,694)		327,814,399
Other Assets, Less Liabilities—(0.10)%		(330,079)

NET ASSETS—100.00%		$327,484,320

NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Non-income earning security.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—97.07%

AUSTRALIA—2.54%
Oil Search Ltd.	566,325	$4,086,801
Origin Energy Ltd.	459,450	7,846,182
Santos Ltd.	419,571	5,655,570
Woodside Petroleum Ltd.	294,075	12,829,356
WorleyParsons Ltd.	105,727	2,897,960

		33,315,869
AUSTRIA—0.24%
OMV AG	75,365	3,144,396

		3,144,396
CANADA—11.49%
ARC Energy Trust	133,875	3,423,503
Cameco Corp.	196,398	7,965,420
Canadian Natural Resources Ltd.	533,663	23,819,206
Canadian Oil Sands Trust	238,708	6,354,176
Cenovus Energy Inc.	368,727	12,349,655
Enbridge Inc.	186,283	10,549,131
EnCana Corp.	360,429	10,551,884
Enerplus Resources Fund	82,125	2,534,870
Husky Energy Inc.	122,625	3,276,500
Imperial Oil Ltd.	114,497	4,675,981
Nexen Inc.	265,483	6,091,695
Penn West Energy Trust	222,075	5,328,101
Suncor Energy Inc.	774,626	29,842,181
Talisman Energy Inc.	507,600	11,299,866
TransCanada Corp.	335,213	12,816,124

		150,878,293
CHINA—3.14%
China Petroleum & Chemical Corp. Class H	8,550,000	8,183,029
CNOOC Ltd.(a)	8,100,000	19,214,140
PetroChina Co. Ltd. Class H	900,000	1,176,281
PetroChina Co. Ltd. SP ADR	96,750	12,721,658

		41,295,108
FRANCE—5.06%
Technip SA	54,665	5,067,509
Total SA	1,155,091	61,442,164

		66,509,673
ITALY—3.24%
Eni SpA	1,382,997	30,316,594
Saipem SpA	128,700	6,360,705
Tenaris SA	236,700	5,826,952

		42,504,251
JAPAN—1.16%
INPEX Corp.	900	5,276,494
JX Holdings Inc.	1,101,820	7,485,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2010

TonenGeneral Sekiyu K.K.	225,000	2,463,473

		15,225,360
NORWAY—0.97%
Statoil ASA	95,499	2,277,189
Statoil ASA SP ADR	438,058	10,412,639

		12,689,828
PORTUGAL—0.21%
Galp Energia SGPS SA Class B	141,300	2,718,306

		2,718,306
SPAIN—0.86%
Repsol YPF SA	286,425	8,011,689
Repsol YPF SA SP ADR(a)	119,006	3,325,028

		11,336,717
UNITED KINGDOM—16.63%
AMEC PLC	152,985	2,754,493
BG Group PLC	1,661,990	33,723,165
BP PLC	9,243,440	67,374,395
Cairn Energy PLC(b)	680,539	4,475,043
Royal Dutch Shell PLC Class A	1,731,490	57,972,785
Royal Dutch Shell PLC Class B	1,319,088	43,679,642
Tullow Oil PLC	430,147	8,492,331

		218,471,854
UNITED STATES—51.53%
Anadarko Petroleum Corp.	244,554	18,625,233
Apache Corp.	186,288	22,211,118
Baker Hughes Inc.	210,807	12,051,836
Cabot Oil & Gas Corp.	54,000	2,043,900
Cameron International Corp.(b)	119,025	6,038,138
Chesapeake Energy Corp.	327,357	8,481,820
Chevron Corp.	983,428	89,737,805
ConocoPhillips	718,352	48,919,771
CONSOL Energy Inc.	116,086	5,658,032
Denbury Resources Inc.(b)	203,175	3,878,611
Devon Energy Corp.	209,007	16,409,140
Diamond Offshore Drilling Inc.	33,739	2,256,127
El Paso Corp.	370,558	5,098,878
EOG Resources Inc.	123,740	11,311,073
EQT Corp.	73,125	3,278,925
Exxon Mobil Corp.	2,467,563	180,428,207
FMC Technologies Inc.(b)	61,200	5,441,292
Halliburton Co.	447,274	18,262,197
Helmerich & Payne Inc.	53,550	2,596,104
Hess Corp.	147,600	11,297,304
Marathon Oil Corp.	348,941	12,921,285
Massey Energy Co.	55,113	2,956,812
Murphy Oil Corp.	95,166	7,094,625
Nabors Industries Ltd.(a)(b)	145,332	3,409,489
National Oilwell Varco Inc.	206,309	13,874,280
Newfield Exploration Co.(b)	65,772	4,742,819
Noble Energy Inc.	84,591	7,281,593
Occidental Petroleum Corp.	403,200	39,553,920
Peabody Energy Corp.	138,600	8,867,628
Pioneer Natural Resources Co.	59,400	5,157,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2010

QEP Resources Inc.	86,400	3,137,184
Range Resources Corp.	80,539	3,622,644
Rowan Companies Inc.(b)	62,325	2,175,766
Schlumberger Ltd.	667,985	55,776,748
Southwestern Energy Co.(b)	168,497	6,306,843
Spectra Energy Corp.	312,707	7,814,548
Sunoco Inc.	62,088	2,502,767
Tesoro Corp.(b)	81,675	1,514,255
Valero Energy Corp.	285,500	6,600,760
Williams Companies Inc. (The)	298,554	7,380,255

		676,716,840

TOTAL COMMON STOCKS
(Cost: $1,163,717,484)		1,274,806,495

Security	Shares	Value

PREFERRED STOCKS—2.66%
BRAZIL—2.66%
Petroleo Brasileiro SA SP ADR	1,023,975	34,989,226

		34,989,226

TOTAL PREFERRED STOCKS
(Cost: $33,008,837)		34,989,226

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,692,439	2,692,439
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	391,311	391,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	666,451	666,451

		3,750,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750,201)		3,750,201

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $1,200,476,522)		1,313,545,922
Other Assets, Less Liabilities—(0.02)%		(297,493)

NET ASSETS—100.00%		$1,313,248,429

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

December 31, 2010

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—98.87%

AUSTRALIA—8.06%
AMP Ltd.	130,125	$705,605
ASX Ltd.	10,625	410,379
Australia and New Zealand Banking Group Ltd.	150,806	3,609,530
AXA Asia Pacific Holdings Ltd.	59,048	381,926
BGP Holdings PLC(a)	608,993	82
CFS Retail Property Trust	113,000	203,862
Commonwealth Bank of Australia	91,851	4,780,091
GPT Group	99,500	299,858
Insurance Australia Group Ltd.	125,562	499,385
Lend Lease Group	28,625	253,222
Macquarie Group Ltd.	20,241	767,885
Mirvac Group	194,750	244,545
National Australia Bank Ltd.	125,693	3,053,547
QBE Insurance Group Ltd.	62,750	1,167,442
Stockland Corp. Ltd.	139,000	512,935
Suncorp Group Ltd.	74,809	660,240
Westfield Group	125,000	1,227,498
Westfield Retail Trust(b)	155,000	408,329
Westpac Banking Corp.	176,294	4,013,573

		23,199,934
AUSTRIA—0.24%
Erste Group Bank AG	14,616	689,029

		689,029
BELGIUM—0.48%
Ageas	145,000	332,638
Dexia SA(b)	67,625	235,878
Groupe Bruxelles Lambert SA	4,750	401,013
KBC Groep NV(b)	12,241	418,759

		1,388,288
BRAZIL—1.24%
Itau Unibanco Holding SA SP ADR	148,375	3,562,484

		3,562,484
CANADA—7.15%
Bank of Montreal	33,250	1,923,424
Bank of Nova Scotia	61,750	3,548,458
Brookfield Asset Management Inc. Class A	28,125	939,717
Canadian Imperial Bank of Commerce	23,125	1,822,957
Manulife Financial Corp.	104,726	1,807,529
National Bank of Canada	9,250	637,860
Power Corp. of Canada	19,866	553,205
Royal Bank of Canada	84,613	4,455,243
Sun Life Financial Inc.	33,750	1,022,707
Toronto-Dominion Bank (The)	51,744	3,866,544

		20,577,644
CHILE—0.23%
Banco de Chile SP ADR(c)	4,608	407,255

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

Banco Santander (Chile) SA SP ADR	2,875	268,726

		675,981
CHINA—2.67%
China Construction Bank Corp. Class H	4,155,720	3,726,096
China Life Insurance Co. Ltd. Class H	375,000	1,531,617
Industrial and Commercial Bank of China Ltd. Class H	3,269,000	2,434,829

		7,692,542
DENMARK—0.28%
Danske Bank A/S(b)	31,357	807,232

		807,232
FINLAND—0.27%
Sampo OYJ Class A	29,000	780,045

		780,045
FRANCE—3.55%
AXA	109,821	1,834,264
BNP Paribas	63,613	4,063,040
Credit Agricole SA	63,714	812,360
Societe Generale	44,113	2,380,213
Unibail-Rodamco SE	5,709	1,133,519

		10,223,396
GERMANY—3.08%
Allianz SE Registered	27,247	3,250,679
Commerzbank AG(b)	41,750	311,078
Deutsche Bank AG Registered	54,973	2,883,589
Deutsche Boerse AG	12,250	851,281
Muenchener Rueckversicherungs-Gesellschaft AG Registered	10,250	1,560,039

		8,856,666
GREECE—0.15%
National Bank of Greece SA SP ADR	252,500	424,200

		424,200
HONG KONG—2.25%
BOC Hong Kong (Holdings) Ltd.	187,500	637,973
Cheung Kong (Holdings) Ltd.	125,000	1,927,987
Hang Seng Bank Ltd.(c)	25,000	411,004
Hong Kong Exchanges and Clearing Ltd.(c)	62,500	1,417,449
Sun Hung Kai Properties Ltd.	125,000	2,075,923

		6,470,336
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(a)	47,975	6

		6
ITALY—2.27%
Assicurazioni Generali SpA	81,000	1,544,138
Banca Monte dei Paschi di Siena SpA(b)	202,500	231,186
Banca Popolare di Milano Scrl	23,375	82,160
Banco Popolare SpA	38,125	173,387

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

Intesa Sanpaolo SpA	564,500	1,537,330
Mediobanca SpA	27,750	247,939
UniCredit SpA	1,145,090	2,378,032
Unione di Banche Italiane ScpA	37,500	329,519

		6,523,691
JAPAN—7.16%
Credit Saison Co. Ltd.	12,500	205,752
Dai-ichi Life Insurance Co. Ltd. (The)	497	808,265
Daiwa House Industry Co. Ltd.	28,000	344,541
Daiwa Securities Group Inc.	125,000	644,227
Mitsubishi Estate Co. Ltd.	69,000	1,281,228
Mitsubishi UFJ Financial Group Inc.	850,000	4,600,826
Mitsui Fudosan Co. Ltd.	43,000	858,356
Mizuho Financial Group Inc.	1,250,000	2,358,054
MS&AD Insurance Group Holdings Inc.	37,500	940,910
NKSJ Holdings Inc.(b)	52,400	386,353
Nomura Holdings Inc.	225,000	1,428,704
ORIX Corp.	6,250	615,714
Promise Co. Ltd.(c)	6,250	35,987
Shinsei Bank Ltd.(b)	125,000	163,368
Sumitomo Mitsui Financial Group Inc.	87,500	3,120,030
Sumitomo Realty & Development Co. Ltd.	22,000	525,960
Sumitomo Trust and Banking Co. Ltd. (The)	125,000	789,101
Tokio Marine Holdings Inc.	50,000	1,496,209

		20,603,585
NETHERLANDS—0.91%
AEGON NV(b)	69,250	425,122
ING Groep NV CVA(b)	226,023	2,207,451

		2,632,573
NORWAY—0.27%
DnB NOR ASA	55,089	776,222

		776,222
PERU—0.16%
Credicorp Ltd.	3,875	460,776

		460,776
PORTUGAL—0.14%
Banco Comercial Portugues SA Registered	271,125	211,690
Banco Espirito Santo SA Registered	46,375	179,177

		390,867
SINGAPORE—1.44%
DBS Group Holdings Ltd.	125,000	1,397,291
Oversea-Chinese Banking Corp. Ltd.	125,000	964,053
United Overseas Bank Ltd.	125,000	1,775,887

		4,137,231
SOUTH KOREA—0.93%
KB Financial Group Inc. SP ADR(b)	24,704	1,306,595
Shinhan Financial Group Co. Ltd. SP ADR(b)	14,720	1,381,030

		2,687,625

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

SPAIN—2.92%
Banco Bilbao Vizcaya Argentaria SA	239,375	2,427,771
Banco de Sabadell SA(c)	70,250	278,020
Banco Popular Espanol SA	54,875	282,691
Banco Santander SA	497,000	5,286,000
Bankinter SA	20,625	114,994

		8,389,476
SWEDEN—1.82%
Investor AB Class B	27,250	583,276
Nordea Bank AB	193,351	2,103,814
Skandinaviska Enskilda Banken AB Class A	100,449	838,214
Svenska Handelsbanken AB Class A	28,625	915,015
Swedbank AB Class A(b)	57,333	799,934

		5,240,253
SWITZERLAND—3.85%
Baloise Holding AG Registered	3,000	292,887
Credit Suisse Group AG Registered	59,726	2,413,774
GAM Holding AG(b)	14,000	232,057
Julius Baer Group Ltd.	13,125	616,752
Swiss Life Holding AG Registered(b)	1,875	271,967
Swiss Reinsurance Co. Registered	22,119	1,193,633
UBS AG Registered(b)	228,157	3,757,333
Zurich Financial Services AG Registered	8,872	2,305,330

		11,083,733
UNITED KINGDOM—9.52%
3i Group PLC	59,125	304,089
Aviva PLC	166,553	1,024,802
Barclays PLC	721,645	2,956,237
British Land Co. PLC	49,500	406,486
Hammerson PLC	40,750	266,175
HSBC Holdings PLC	1,049,019	10,693,650
Land Securities Group PLC	44,375	468,267
Legal & General Group PLC	351,635	532,645
Lloyds Banking Group PLC(b)	2,367,524	2,435,312
London Stock Exchange Group PLC	12,625	165,642
Man Group PLC	108,625	503,404
Old Mutual PLC	324,874	626,135
Provident Financial PLC	6,750	92,365
Prudential PLC	152,976	1,599,907
Resolution Ltd.	87,032	318,989
Royal Bank of Scotland Group PLC(b)	1,023,390	626,007
RSA Insurance Group PLC	198,375	388,854
Schroders PLC	7,375	214,191
SEGRO PLC	41,000	183,845
Standard Chartered PLC	115,000	3,106,760
Standard Life PLC	140,500	475,144

		27,388,906
UNITED STATES—37.83%
ACE Ltd.	19,750	1,229,437
Aflac Inc.	27,991	1,579,532
Allstate Corp. (The)	32,116	1,023,858
American Express Co.	62,107	2,665,632
American International Group Inc.(b)(c)	8,250	475,365
Ameriprise Financial Inc.	14,744	848,517

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

Aon Corp.	19,000	874,190
Apartment Investment and Management Co. Class A	7,488	193,490
Assurant Inc.	6,116	235,588
AvalonBay Communities Inc.	5,125	576,819
Bank of America Corp.	597,032	7,964,407
Bank of New York Mellon Corp. (The)	72,625	2,193,275
BB&T Corp.	41,375	1,087,749
Berkshire Hathaway Inc. Class B(b)	103,250	8,271,357
Boston Properties Inc.	8,500	731,850
Capital One Financial Corp.	26,869	1,143,545
CB Richard Ellis Group Inc. Class A(b)	17,000	348,160
Charles Schwab Corp. (The)	60,250	1,030,877
Chubb Corp. (The)	18,741	1,117,713
Cincinnati Financial Corp.	10,375	328,784
Citigroup Inc.(b)	1,719,890	8,135,080
CME Group Inc.	4,000	1,287,000
Comerica Inc.	10,875	459,360
Discover Financial Services	32,482	601,891
E*TRADE Financial Corp.(b)	12,125	194,000
Equity Residential(c)	17,250	896,137
Federated Investors Inc. Class B	5,375	140,664
Fifth Third Bancorp	46,982	689,696
First Horizon National Corp.(b)	15,783	185,924
Franklin Resources Inc.	8,872	986,655
Genworth Financial Inc. Class A(b)	28,848	379,063
Goldman Sachs Group Inc. (The)	30,235	5,084,318
Hartford Financial Services Group Inc. (The)	26,250	695,362
HCP Inc.	19,125	703,609
Health Care REIT Inc.	7,000	333,480
Host Hotels & Resorts Inc.	39,598	707,616
Hudson City Bancorp Inc.	28,875	367,868
Huntington Bancshares Inc.	47,625	327,184
IntercontinentalExchange Inc.(b)	4,497	535,818
Invesco Ltd.	27,738	667,376
Janus Capital Group Inc.	11,104	144,019
JPMorgan Chase & Co.	231,103	9,803,389
KeyCorp	52,464	464,306
Kimco Realty Corp.	24,104	434,836
Legg Mason Inc.	9,500	344,565
Leucadia National Corp.	11,625	339,218
Lincoln National Corp.	18,500	514,485
Loews Corp.	19,750	768,472
M&T Bank Corp.	7,125	620,231
Marsh & McLennan Companies Inc.	33,625	919,307
Marshall & Ilsley Corp.	33,375	230,955
MetLife Inc.	53,357	2,371,185
Moody’s Corp.	12,250	325,115
Morgan Stanley	89,226	2,427,839
NASDAQ OMX Group Inc. (The)(b)	8,625	204,499
Northern Trust Corp.	14,875	824,224
NYSE Euronext Inc.	15,375	460,943
People’s United Financial Inc.	21,625	302,966
Plum Creek Timber Co. Inc.(c)	9,250	346,413
PNC Financial Services Group Inc. (The)(d)	31,116	1,889,364
Principal Financial Group Inc.	18,991	618,347
Progressive Corp. (The)	42,125	837,024
ProLogis	33,573	484,794
Prudential Financial Inc.	27,875	1,636,541
Public Storage	8,125	824,037
Regions Financial Corp.	74,625	522,375
Simon Property Group Inc.	17,366	1,727,743
SLM Corp.(b)	28,625	360,389
State Street Corp.	29,741	1,378,198

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

SunTrust Banks Inc.	29,741	877,657
T. Rowe Price Group Inc.	15,619	1,008,050
Torchmark Corp.	4,869	290,874
Travelers Companies Inc. (The)	27,613	1,538,320
U.S. Bancorp	113,848	3,070,481
Unum Group	18,595	450,371
Ventas Inc.	9,500	498,560
Vornado Realty Trust	9,625	802,051
Wells Fargo & Co.	310,681	9,628,004
Weyerhaeuser Co.	31,750	601,028
XL Group PLC	18,985	414,253
Zions Bancorporation(c)	10,750	260,473

		108,864,147

TOTAL COMMON STOCKS
(Cost: $347,232,192)		284,526,868

Security	Shares	Value

PREFERRED STOCKS—0.91%

BRAZIL—0.91%
Banco Bradesco SA SP ADR	128,863	2,614,630

		2,614,630

TOTAL PREFERRED STOCKS
(Cost: $1,738,936)		2,614,630

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.88%

MONEY MARKET FUNDS—0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	2,070,872	2,070,872
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	300,974	300,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	177,246	177,246

		2,549,092

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,549,092)		2,549,092

TOTAL INVESTMENTS IN SECURITIES—100.66%
(Cost: $351,520,220)		289,690,590

Other Assets, Less Liabilities—(0.66)%		(1,913,624)

NET ASSETS—100.00%		$287,776,966

SP ADR - Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	Non-income earning security.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

December 31, 2010

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.68%

AUSTRALIA—1.22%
CSL Ltd.	128,984	$4,798,085
Sonic Healthcare Ltd.	87,584	1,041,425

		5,839,510
BELGIUM—0.19%
UCB SA	26,680	918,795

		918,795
CANADA—0.41%
Valeant Pharmaceuticals International Inc.	68,264	1,942,843

		1,942,843
DENMARK—1.89%
Novo Nordisk A/S Class B	79,488	9,000,774

		9,000,774
FRANCE—4.08%
Essilor International SA	48,760	3,151,320
Sanofi-Aventis	254,288	16,323,562

		19,474,882
GERMANY—3.99%
Bayer AG	191,544	14,210,220
Fresenius Medical Care AG & Co. KGaA	43,976	2,550,399
Merck KGaA	14,904	1,196,669
QIAGEN NV(a)	54,280	1,065,347

		19,022,635
IRELAND—0.13%
Elan Corp. PLC(a)	112,424	625,913

		625,913
JAPAN—4.65%
Astellas Pharma Inc.	92,035	3,512,093
Daiichi Sankyo Co. Ltd.	147,293	3,227,170
Eisai Co. Ltd.	55,200	2,000,962
Ono Pharmaceutical Co. Ltd.	18,400	859,824
Shionogi & Co. Ltd.	73,600	1,454,667
Taisho Pharmaceutical Co. Ltd.	41,000	898,305
Takeda Pharmaceutical Co. Ltd.	165,600	8,156,982
Terumo Corp.	36,800	2,073,559

		22,183,562
SWITZERLAND—13.39%
Actelion Ltd. Registered(a)	25,576	1,404,883
Lonza Group AG Registered	12,328	991,292
Nobel Biocare Holding AG Registered	28,336	535,955
Novartis AG Registered	611,064	36,023,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2010

Roche Holding AG Bearer	6,440	986,624
Roche Holding AG Genusschein	162,840	23,934,213

		63,876,963
UNITED KINGDOM—9.15%
AstraZeneca PLC	327,152	14,966,654
GlaxoSmithKline PLC	1,203,544	23,365,688
Shire PLC	129,352	3,124,885
Smith & Nephew PLC	204,608	2,167,132

		43,624,359
UNITED STATES—60.58%
Abbott Laboratories	357,696	17,137,215
Aetna Inc.	92,368	2,818,148
Agilent Technologies Inc.(a)	79,506	3,293,934
Allergan Inc.	71,576	4,915,124
AmerisourceBergen Corp.	64,768	2,209,884
Amgen Inc.(a)	218,592	12,000,701
Baxter International Inc.	134,136	6,789,964
Becton, Dickinson and Co.	52,808	4,463,332
Biogen Idec Inc.(a)	56,304	3,775,183
Boston Scientific Corp.(a)	351,256	2,659,008
Bristol-Myers Squibb Co.	395,784	10,480,360
C.R. Bard Inc.	21,712	1,992,510
Cardinal Health Inc.	80,040	3,066,332
CareFusion Corp.(a)	50,784	1,305,149
Celgene Corp.(a)	108,744	6,431,120
Cephalon Inc.(a)	17,112	1,056,153
Cerner Corp.(a)	16,560	1,568,894
CIGNA Corp.	62,376	2,286,704
Coventry Health Care Inc.(a)	34,224	903,514
DaVita Inc.(a)	23,920	1,662,201
DENTSPLY International Inc.	32,384	1,106,561
Eli Lilly and Co.	234,968	8,233,279
Express Scripts Inc.(a)	126,408	6,832,352
Forest Laboratories Inc.(a)	65,688	2,100,702
Genzyme Corp.(a)	59,616	4,244,659
Gilead Sciences Inc.(a)	187,864	6,808,191
Hospira Inc.(a)	38,824	2,162,109
Humana Inc.(a)	38,456	2,105,081
Intuitive Surgical Inc.(a)	9,016	2,323,874
Johnson & Johnson	636,088	39,342,043
Laboratory Corp. of America Holdings(a)(b)	23,920	2,103,046
Life Technologies Corp.(a)	43,240	2,399,820
McKesson Corp.	60,904	4,286,424
Medco Health Solutions Inc.(a)	97,888	5,997,598
Medtronic Inc.	249,872	9,267,753
Merck & Co. Inc.	713,736	25,723,046
Mylan Inc.(a)	100,669	2,127,136
Patterson Companies Inc.	21,344	653,767
PerkinElmer Inc.	26,496	684,127
Pfizer Inc.	1,856,744	32,511,588
Quest Diagnostics Inc.	32,568	1,757,695
St. Jude Medical Inc.(a)	78,645	3,362,074
Stryker Corp.	78,936	4,238,863
Tenet Healthcare Corp.(a)	114,632	766,888
Thermo Fisher Scientific Inc.(a)	92,000	5,093,120
UnitedHealth Group Inc.	254,104	9,175,695
Varian Medical Systems Inc.(a)	28,336	1,963,118
Waters Corp.(a)	21,344	1,658,642
Watson Pharmaceuticals Inc.(a)	29,072	1,501,569

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

December 31, 2010

WellPoint Inc.(a)	90,712	5,157,884
Zimmer Holdings Inc.(a)	45,448	2,439,649

		288,943,783

TOTAL COMMON STOCKS
(Cost: $533,719,293)		475,454,019

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,817,369	1,817,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	264,131	264,131
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	402,851	402,851

		2,484,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,484,351)		2,484,351

TOTAL INVESTMENTS IN SECURITIES—100.20%
(Cost: $536,203,644)		477,938,370
Other Assets, Less Liabilities—(0.20)%		(963,594)

NET ASSETS—100.00%		$476,974,776

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

AUSTRALIA—1.90%
Asciano Group(a)	266,400	$435,552
Brambles Ltd.	126,984	926,775
Leighton Holdings Ltd.	14,874	469,290
MAp Group	141,636	434,100
Qantas Airways Ltd.(a)	182,114	474,157
Toll Holdings Ltd.	63,048	370,315
Transurban Group	126,540	664,114
		3,774,303

BRAZIL—0.23%
Embraer SA SP ADR	15,836	465,578

		465,578
CANADA—2.27%
Bombardier Inc. Class B	119,732	603,691
Canadian National Railway Co.	35,150	2,347,107
Canadian Pacific Railway Ltd.	12,728	827,739
SNC-Lavalin Group Inc.	12,136	730,004

		4,508,541
CHILE—0.47%
LAN Airlines SA SP ADR(b)	30,195	929,402

		929,402
DENMARK—0.63%
A.P. Moller - Maersk A/S Class B	79	718,343
Vestas Wind Systems A/S(a)	16,650	527,839

		1,246,182
FINLAND—0.91%
Kone OYJ Class B	13,246	739,240
Metso OYJ	10,508	589,255
Wartsila OYJ Class B	6,364	487,499

		1,815,994
FRANCE—5.91%
Air France-KLM(a)	9,990	182,671
ALSTOM	16,428	789,216
Bouygues SA	17,908	774,910
Compagnie de Saint-Gobain	34,410	1,777,266
Edenred SA(a)	11,560	274,730
European Aeronautic Defence and Space Co. NV(a)	33,152	775,646
Safran SA	16,798	597,187
Schneider Electric SA	20,942	3,146,613
Thales SA	6,438	226,157
Vallourec SA	8,658	912,951
Vinci SA	42,180	2,301,943

		11,759,290

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

GERMANY—5.40%
Deutsche Lufthansa AG Registered(a)	15,540	340,964
Deutsche Post AG Registered	66,008	1,124,624
Hochtief AG	3,996	340,628
MAN SE	8,436	1,007,128
Siemens AG Registered	63,788	7,932,788

		10,746,132
HONG KONG—0.85%
Hutchison Whampoa Ltd.	164,000	1,687,753

		1,687,753
IRELAND—0.11%
Ryanair Holdings PLC SP ADR	7,459	229,439

		229,439
ITALY—0.41%
Atlantia SpA	21,966	449,984
Finmeccanica SpA	32,264	368,129

		818,113
JAPAN—15.88%
All Nippon Airways Co. Ltd.(a)	148,000	552,913
Asahi Glass Co. Ltd.	74,000	865,865
Central Japan Railway Co.	148	1,240,861
Dai Nippon Printing Co. Ltd.	29,000	395,463
Daikin Industries Ltd.	22,200	788,311
East Japan Railway Co.	25,200	1,640,540
Fanuc Ltd.	14,800	2,275,519
Furukawa Electric Co. Ltd.	74,000	333,025
ITOCHU Corp.	111,000	1,124,986
JS Group Corp.	22,200	489,136
Kajima Corp.	74,000	197,078
Kawasaki Heavy Industries Ltd.	148,000	498,169
Kintetsu Corp.(b)	74,000	231,749
Komatsu Ltd.	66,600	2,017,585
Kubota Corp.	74,000	701,634
Marubeni Corp.	148,000	1,041,958
Mitsubishi Corp.	111,000	3,008,175
Mitsubishi Electric Corp.	148,000	1,554,725
Mitsubishi Heavy Industries Ltd.	296,000	1,113,125
Mitsui & Co. Ltd.	133,200	2,202,345
Mitsui O.S.K. Lines Ltd.	79,000	539,621
NGK Insulators Ltd.	12,000	196,042
Nidec Corp.	7,400	749,078
Nippon Express Co. Ltd.	74,000	333,937
Nippon Yusen K.K.	106,000	470,501
NSK Ltd.	21,000	190,050
Obayashi Corp.	74,000	341,237
Odakyu Electric Railway Co. Ltd.	74,000	689,773
Secom Co. Ltd.	14,800	701,634
Shimizu Corp.	74,000	316,602
SMC Corp.	7,400	1,269,145
Sumitomo Corp.	88,800	1,258,014
Sumitomo Electric Industries Ltd.	59,200	823,347
Taisei Corp.	74,000	173,356
Tokyu Corp.	74,000	339,412
Toppan Printing Co. Ltd.	19,000	173,824

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

TOTO Ltd.	7,000	50,835
West Japan Railway Co.	74	276,913
Yamato Holdings Co. Ltd.	29,600	421,893

		31,588,376
MEXICO—0.38%
Alfa SAB de CV Series A	44,400	447,816
Grupo Carso SAB de CV Series A1	49,769	316,191

		764,007
NETHERLANDS—1.74%
Koninklijke Philips Electronics NV	77,404	2,380,045
Randstad Holding NV(a)	5,920	313,708
TNT NV	29,378	778,389

		3,472,142
NORWAY—0.36%
Orkla ASA	72,816	710,308

		710,308
PORTUGAL—0.06%
BRISA - Auto-estradas de Portugal SA	17,612	123,311

		123,311
SINGAPORE—0.93%
Keppel Corp. Ltd.	109,000	963,179
Singapore Airlines Ltd.(b)	74,667	891,772

		1,854,951
SPAIN—0.77%
Abertis Infraestructuras SA	23,088	416,752
Actividades de Construcciones y Servicios SA(b)	13,912	654,628
Ferrovial SA	32,338	322,553
Gamesa Corporacion Tecnologica SA(a)	18,278	140,063

		1,533,996
SWEDEN—4.71%
Alfa Laval AB	29,970	631,689
Assa Abloy AB Class B	24,938	702,939
Atlas Copco AB Class A	56,684	1,430,833
Sandvik AB	85,470	1,666,721
Scania AB Class B	27,306	628,340
Securitas AB Class B	24,642	288,284
Skanska AB Class B	31,598	626,522
SKF AB Class B	33,670	959,589
Volvo AB Class A(a)	44,770	765,828
Volvo AB Class B(a)	94,498	1,665,665

		9,366,410
SWITZERLAND—3.22%
ABB Ltd. Registered(a)	177,822	3,973,857
Adecco SA Registered	10,656	700,225
Geberit AG Registered	2,883	668,710
Kuehne & Nagel International AG Registered	3,182	443,794

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

SGS SA Registered	370	622,820

		6,409,406
UNITED KINGDOM—4.44%
Aggreko PLC	21,164	491,067
BAE Systems PLC	253,524	1,309,869
British Airways PLC(a)(b)	35,446	151,227
Bunzl PLC	23,754	267,399
Capita Group PLC	42,328	461,577
Cobham PLC	83,324	265,478
Cookson Group PLC(a)	24,716	254,817
Experian PLC	75,110	938,416
FirstGroup PLC	32,708	203,967
G4S PLC	93,388	372,258
Hays PLC	102,342	206,539
IMI PLC	24,938	368,968
Invensys PLC	64,380	357,022
Rentokil Initial PLC(a)	126,762	192,313
Rolls-Royce Group PLC(a)	143,634	1,401,007
Serco Group PLC	33,596	292,191
Smiths Group PLC	29,230	569,761
Wolseley PLC(a)	22,644	725,360

		8,829,236
UNITED STATES—48.33%
3M Co.	54,464	4,700,243
Avery Dennison Corp.	8,436	357,180
Boeing Co. (The)	56,684	3,699,198
C.H. Robinson Worldwide Inc.	12,358	990,988
Caterpillar Inc.	49,506	4,636,732
Cintas Corp.	9,102	254,492
CSX Corp.	29,008	1,874,207
Cummins Inc.	15,910	1,750,259
Danaher Corp.	40,996	1,933,781
Deere & Co.	33,374	2,771,711
Dover Corp.	15,096	882,361
Dun & Bradstreet Corp. (The)	3,256	267,285
Eaton Corp.	13,394	1,359,625
Emerson Electric Co.	58,312	3,333,697
Equifax Inc.	8,880	316,128
Expeditors International of Washington Inc.	15,688	856,565
Fastenal Co.(b)	11,322	678,301
FedEx Corp.	23,532	2,188,711
Flowserve Corp.	4,588	546,981
Fluor Corp.	14,208	941,422
General Dynamics Corp.	28,712	2,037,404
General Electric Co.	815,480	14,915,129
Goodrich Corp.	9,768	860,268
Honeywell International Inc.	59,570	3,166,741
Illinois Tool Works Inc.	38,110	2,035,074
Ingersoll-Rand PLC	25,382	1,195,238
Iron Mountain Inc.	15,096	377,551
ITT Corp.	13,986	728,811
Jacobs Engineering Group Inc.(a)	10,064	461,434
L-3 Communications Holdings Inc.	8,362	589,437
Lockheed Martin Corp.	21,978	1,536,482
Masco Corp.	29,082	368,178
Norfolk Southern Corp.	27,676	1,738,606
Northrop Grumman Corp.	22,200	1,438,116
PACCAR Inc.	28,934	1,661,390
Pall Corp.	9,546	473,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

Parker Hannifin Corp.	13,024	1,123,971
Pitney Bowes Inc.	15,096	365,021
Precision Castparts Corp.	11,100	1,545,231
Quanta Services Inc.(a)	17,390	346,409
R.R. Donnelley & Sons Co.	16,946	296,047
Raytheon Co.	27,084	1,255,073
Republic Services Inc.	23,236	693,827
Robert Half International Inc.	11,692	357,775
Rockwell Automation Inc.	11,396	817,207
Rockwell Collins Inc.	11,988	698,421
Roper Industries Inc.	7,918	605,173
Ryder System Inc.	3,996	210,349
Snap-on Inc.	5,032	284,711
Southwest Airlines Co.	48,100	624,338
Stericycle Inc.(a)	6,512	526,951
Textron Inc.(b)	22,348	528,307
Tyco International Ltd.	38,332	1,588,478
Union Pacific Corp.	37,814	3,503,845
United Parcel Service Inc. Class B	74,296	5,392,404
United Technologies Corp.	70,152	5,522,366
W.W. Grainger Inc.	4,884	674,529
Waste Management Inc.	34,410	1,268,697

		96,152,147

TOTAL COMMON STOCKS
(Cost: $186,787,202)		198,785,017

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.14%

MONEY MARKET FUNDS—1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,876,470	1,876,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	272,721	272,721
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	122,954	122,954

		2,272,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,272,145)		2,272,145

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $189,059,347)		201,057,162
Other Assets, Less Liabilities—(1.05)%		(2,094,982)

NET ASSETS—100.00%		$198,962,180

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

December 31, 2010

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.13%

AUSTRALIA—7.11%
Australian Infrastructure Fund	1,625,688	$3,132,854
ConnectEast Group	9,691,148	4,221,913
MAp Group	1,955,596	5,993,706
Transurban Group	3,812,032	20,006,524

		33,354,997
BRAZIL—1.60%
Centrais Eletricas Brasileiras SA SP ADR	72,226	993,108
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	16,482	871,568
CPFL Energia SA SP ADR	15,946	1,224,812
Ultrapar Participacoes SA SP ADR	68,340	4,416,131

		7,505,619
CANADA—10.26%
AltaGas Ltd.	82,544	1,802,652
Enbridge Inc.	400,794	22,696,803
Pembina Pipeline Corp.	80,266	1,744,825
TransCanada Corp.	571,778	21,860,661

		48,104,941
CHILE—0.79%
Empresa Nacional de Electricidad SA SP ADR	33,768	1,898,099
Enersis SA SP ADR	78,658	1,826,439

		3,724,538
CHINA—6.72%
China Merchants Holdings (International) Co. Ltd.(a)	3,216,000	12,700,752
China Resources Power Holdings Co. Ltd.(a)	537,600	973,726
COSCO Pacific Ltd.	3,484,000	6,068,367
Datang International Power Generation Co. Ltd. Class H(a)	1,072,000	376,472
Hong Kong Aircraft Engineering Co. Ltd.(a)	160,800	2,687,016
Huaneng Power International Inc. SP ADR	22,914	489,901
Jiangsu Expressway Co. Ltd. Class H	3,484,000	3,988,808
Zhejiang Expressway Co. Ltd. Class H	4,288,000	4,225,310

		31,510,352
FRANCE—7.70%
Aeroports de Paris	105,860	8,388,918
Electricite de France	85,760	3,531,503
GDF Suez	428,532	15,435,996
Groupe Eurotunnel SA	990,796	8,746,157

		36,102,574
GERMANY—8.13%
E.ON AG	607,422	18,689,444
Fraport AG	120,198	7,604,631
Hamburger Hafen und Logistik AG	67,000	3,105,489
RWE AG	130,516	8,735,432

		38,134,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2010

ITALY—6.27%
Ansaldo STS SpA	204,484	2,940,771
Atlantia SpA	821,956	16,838,164
Enel SpA	1,918,880	9,627,788

		29,406,723
JAPAN—6.58%
Japan Airport Terminal Co. Ltd.	147,400	2,277,199
Kamigumi Co. Ltd.	670,000	5,633,931
Kansai Electric Power Co. Inc. (The)	241,200	5,959,741
Mitsubishi Logistics Corp.	402,000	5,362,974
Sumitomo Warehouse Co. Ltd. (The)(a)	402,000	2,121,398
Tokyo Electric Power Co. Inc. (The)	388,600	9,501,188

		30,856,431
MEXICO—0.87%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	100,768	4,092,188

		4,092,188
NETHERLANDS—1.79%
Royal Vopak NV	176,880	8,388,325

		8,388,325
NEW ZEALAND—1.01%
Auckland International Airport Ltd.	2,779,964	4,734,323

		4,734,323
NORWAY—0.55%
Frontline Ltd.(a)	60,568	1,568,255
Ship Finance International Ltd.(a)	45,828	986,219

		2,554,474
PORTUGAL—1.04%
BRISA - Auto-estradas de Portugal SA	695,192	4,867,424

		4,867,424
SINGAPORE—1.86%
SIA Engineering Co.	536,000	1,769,861
Singapore Airport Terminal Services Ltd.	3,082,000	6,928,816

		8,698,677
SPAIN—5.29%
Abertis Infraestructuras SA	852,374	15,385,833
Iberdrola SA	1,217,926	9,424,390

		24,810,223
SWITZERLAND—0.93%
Flughafen Zurich AG Registered	10,586	4,338,431

		4,338,431

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2010

UNITED KINGDOM—6.48%
BBA Aviation PLC	1,152,132	3,997,302
Centrica PLC	1,597,548	8,293,987
Forth Ports PLC	134,938	2,841,525
National Grid PLC	1,102,686	9,547,110
Scottish & Southern Energy PLC	297,882	5,713,145

		30,393,069
UNITED STATES—24.15%
American Electric Power Co. Inc.	153,028	5,505,947
Dominion Resources Inc.	190,950	8,157,384
Duke Energy Corp.	415,266	7,395,887
El Paso Corp.	697,336	9,595,343
Entergy Corp.	63,382	4,489,347
Exelon Corp.	206,360	8,592,830
FirstEnergy Corp.	96,078	3,556,808
General Maritime Corp.	89,110	289,608
NextEra Energy Inc.	135,340	7,036,327
Nordic American Tanker Shipping Ltd.(a)	49,714	1,293,558
Overseas Shipholding Group Inc.	26,800	949,256
PG&E Corp.	125,156	5,987,463
Public Service Enterprise Group Inc.	163,748	5,208,824
Southern Co.	266,794	10,199,535
Southern Union Co.	122,610	2,951,223
Spectra Energy Corp.	638,242	15,949,668
Teekay Corp.	39,128	1,294,354
Williams Companies Inc. (The)	598,042	14,783,598

		113,236,960

TOTAL COMMON STOCKS
(Cost: $419,146,756)		464,815,265

Security	Shares	Value

PREFERRED STOCKS—0.43%

BRAZIL—0.43%
Companhia Energetica de Minas Gerais SP ADR	122,610	2,034,100

		2,034,100

TOTAL PREFERRED STOCKS
(Cost: $1,664,371)		2,034,100

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	3,741,671	3,741,671
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(c)(d)	543,803	543,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	660,672	660,672

		4,946,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,946,146)		4,946,146

TOTAL INVESTMENTS IN SECURITIES—100.62%
(Cost: $425,757,273)		471,795,511
Other Assets, Less Liabilities—(0.62)%		(2,889,855)

NET ASSETS—100.00%		$468,905,656

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—96.15%

AUSTRALIA—13.07%
Amcor Ltd.	480,741	$3,326,290
BHP Billiton Ltd.	1,291,206	59,890,680
BlueScope Steel Ltd.	560,616	1,292,984
Fortescue Metals Group Ltd.(a)	415,350	2,784,435
Incitec Pivot Ltd.	662,004	2,687,206
Newcrest Mining Ltd.	293,301	12,158,215
OneSteel Ltd.	375,093	995,827
Orica Ltd.	150,378	3,838,210
Rio Tinto Ltd.	166,992	14,630,342

		101,604,189
AUSTRIA—0.23%
voestalpine AG	37,914	1,813,286

		1,813,286
BELGIUM—0.66%
Solvay SA	23,895	2,556,495
Umicore	49,796	2,600,006

		5,156,501
BRAZIL—0.81%
Companhia Siderurgica Nacional SA SP ADR(b)	309,063	5,152,080
Fibria Celulose SA SP ADR(a)	70,503	1,128,048

		6,280,128
CANADA—12.34%
Agnico-Eagle Mines Ltd.	62,835	4,843,920
Agrium Inc.	63,474	5,844,987
Barrick Gold Corp.	377,436	20,177,528
Eldorado Gold Corp.	211,722	3,941,888
First Quantum Minerals Ltd.	28,329	3,079,084
Goldcorp Inc.	304,378	14,054,106
IAMGOLD Corp.	133,977	2,393,289
Inmet Mining Corp.	18,744	1,457,416
Kinross Gold Corp.	412,581	7,851,765
Potash Corp. of Saskatchewan Inc.	110,760	17,216,205
Teck Resources Ltd. Class B	185,097	11,510,234
Yamana Gold Inc.	276,687	3,555,873

		95,926,295
CHILE—0.66%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	88,182	5,151,592

		5,151,592
DENMARK—0.35%
Novozymes A/S Class B	19,596	2,741,045

		2,741,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2010

FINLAND—0.75%
Stora Enso OYJ Class R	236,643	2,439,746
UPM-Kymmene OYJ	192,339	3,411,190

		5,850,936
FRANCE—2.38%
L’Air Liquide SA	112,890	14,333,007
Lafarge SA	66,669	4,196,518

		18,529,525
GERMANY—6.76%
BASF SE	358,266	28,693,732
HeidelbergCement AG	53,463	3,363,824
K+S AG	59,640	4,509,369
Linde AG	66,243	10,091,001
Salzgitter AG	11,289	874,913
ThyssenKrupp AG	121,623	5,055,619

		52,588,458
IRELAND—0.72%
CRH PLC	268,380	5,580,704

		5,580,704
JAPAN—7.47%
Asahi Kasei Corp.	426,000	2,783,799
JFE Holdings Inc.	170,400	5,941,572
JSR Corp.	85,200	1,591,493
Kobe Steel Ltd.	639,000	1,623,007
Kuraray Co. Ltd.	149,100	2,139,848
Mitsubishi Chemical Holdings Corp.	532,500	3,617,625
Mitsubishi Materials Corp.(a)	426,000	1,360,385
Mitsui Chemicals Inc.	426,000	1,528,463
Mitsui Mining & Smelting Co. Ltd.	213,000	703,828
Nippon Paper Group Inc.	42,600	1,118,772
Nippon Steel Corp.	1,917,000	6,901,720
Nitto Denko Corp.	63,900	3,013,594
Oji Paper Co. Ltd.	426,000	2,064,213
Shin-Etsu Chemical Co. Ltd.	149,100	8,088,774
Sumitomo Chemical Co. Ltd.	639,000	3,151,470
Sumitomo Metal Industries Ltd.	1,278,000	3,151,470
Sumitomo Metal Mining Co. Ltd.	213,000	3,726,614
Teijin Ltd.	426,000	1,822,600
Toray Industries Inc.	426,000	2,547,439
Toyo Seikan Kaisha Ltd.	63,900	1,217,255

		58,093,941
MEXICO—0.52%
Cemex SAB de CV CPO(a)	3,748,881	4,002,981

		4,002,981
NETHERLANDS—2.98%
Akzo Nobel NV	96,489	6,017,246
ArcelorMittal	335,262	12,764,501
Koninklijke DSM NV	76,254	4,358,432

		23,140,179

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2010

NORWAY—0.92%
Norsk Hydro ASA	364,230	2,670,080
Yara International ASA	77,745	4,514,226

		7,184,306
PERU—1.01%
Compania de Minas Buenaventura SA SP ADR	92,655	4,536,389
Southern Copper Corp.	68,160	3,322,118

		7,858,507
PORTUGAL—0.13%
CIMPOR - Cimentos de Portugal SGPS SA	150,804	1,025,718

		1,025,718
SOUTH KOREA—1.62%
POSCO SP ADR	116,937	12,592,946

		12,592,946
SPAIN—0.09%
Acerinox SA	38,127	671,335

		671,335
SWEDEN—1.01%
Boliden AB	123,327	2,507,686
Holmen AB Class B	14,910	491,023
SSAB AB Class A	59,640	1,002,450
Svenska Cellulosa AB Class B	245,802	3,882,903

		7,884,062
SWITZERLAND—3.23%
Clariant AG Registered(a)	106,926	2,172,705
Givaudan SA Registered	3,621	3,919,739
Holcim Ltd. Registered	100,293	7,601,867
Syngenta AG Registered	38,766	11,374,854

		25,069,165
TAIWAN—1.32%
China Steel Corp. SP GDR	451,239	10,265,687

		10,265,687
UNITED KINGDOM—16.07%
Anglo American PLC	502,893	26,262,221
BHP Billiton PLC	851,148	33,994,642
Johnson Matthey PLC	90,738	2,895,265
Lonmin PLC(a)	56,871	1,750,529
Rexam PLC	320,565	1,669,798
Rio Tinto PLC	582,129	40,890,444
Xstrata PLC	739,749	17,436,530

		124,899,429
UNITED STATES—21.05%
Air Products and Chemicals Inc.	88,608	8,058,898

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2010

Airgas Inc.	27,477	1,716,213
AK Steel Holding Corp.	29,607	484,667
Alcoa Inc.	380,631	5,857,911
Allegheny Technologies Inc.	33,654	1,857,028
Ball Corp.	38,979	2,652,521
Bemis Co. Inc.	29,607	966,965
CF Industries Holdings Inc.	25,347	3,425,647
Cliffs Natural Resources Inc.	44,517	3,472,771
Dow Chemical Co. (The)	437,928	14,950,862
E.I. du Pont de Nemours and Co.	358,692	17,891,557
Eastman Chemical Co.	31,311	2,632,629
Ecolab Inc.	90,312	4,553,531
FMC Corp.	24,495	1,956,905
Freeport-McMoRan Copper & Gold Inc.	175,086	21,026,078
International Flavors & Fragrances Inc.	29,607	1,645,853
International Paper Co.	159,963	4,357,392
MeadWestvaco Corp.	62,622	1,638,191
Monsanto Co.	208,314	14,506,987
Newmont Mining Corp.	194,469	11,946,231
Nucor Corp.	112,464	4,928,172
Owens-Illinois Inc.(a)	56,658	1,739,401
PPG Industries Inc.	70,503	5,927,187
Praxair Inc.	125,883	12,018,050
Sealed Air Corp.	59,427	1,512,417
Sherwin-Williams Co. (The)	33,228	2,782,845
Sigma-Aldrich Corp.	51,333	3,416,724
Titanium Metals Corp.(a)	39,405	676,978
United States Steel Corp.(b)	50,907	2,973,987
Vulcan Materials Co.(b)	46,008	2,040,915

		163,615,513

TOTAL COMMON STOCKS
(Cost: $672,758,533)		747,526,428

Security	Shares	Value

PREFERRED STOCKS—3.68%

BRAZIL—3.68%
Gerdau SA SP ADR	261,777	3,662,260
Vale SA Class A SP ADR	825,375	24,942,833

		28,605,093

TOTAL PREFERRED STOCKS
(Cost: $24,458,422)		28,605,093

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,105,180	2,105,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	305,961	305,961

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	428,358	428,358

		2,839,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,839,499)		2,839,499

TOTAL INVESTMENTS IN SECURITIES—100.20%
(Cost: $700,056,454)		778,971,020
Other Assets, Less Liabilities—(0.20)%		(1,542,211)

NET ASSETS—100.00%		$777,428,809

CPO	-Certificates of Participation (Ordinary)
SP ADR	-Sponsored American Depositary Receipts
SP GDR	-Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

ISHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.73%

AUSTRALIA—5.80%
Energy Resources of Australia Ltd.	15,980	$182,313
Paladin Energy Ltd.(a)	162,530	821,345

		1,003,658
CANADA—13.12%
Cameco Corp.	41,620	1,688,005
Uranium One Inc.	121,436	581,729

		2,269,734
CHINA—2.14%
Shanghai Electric Group Co. Ltd. Class H	560,000	369,556

		369,556
FINLAND—2.69%
Fortum OYJ	15,372	464,621

		464,621
FRANCE—2.10%
Electricite de France	8,840	364,021

		364,021
GERMANY—7.26%
E.ON AG	40,784	1,254,861

		1,254,861
JAPAN—30.15%
JGC Corp.	46,000	1,002,183
Kansai Electric Power Co. Inc. (The)	28,600	706,669
Mitsubishi Electric Corp.	140,000	1,470,686
Mitsubishi Heavy Industries Ltd.	320,000	1,203,378
Tokyo Electric Power Co. Inc. (The)	34,000	831,293

		5,214,209
SOUTH KOREA—1.32%
Korea Electric Power Corp. SP ADR(a)	16,884	228,103

		228,103
SPAIN—4.91%
Iberdrola SA	109,772	849,423

		849,423
UNITED KINGDOM—8.23%
AMEC PLC	79,044	1,423,186

		1,423,186

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

December 31, 2010

UNITED STATES—22.01%
Constellation Energy Group Inc.	7,252	222,129
EnergySolutions Inc.	12,036	67,040
Entergy Corp.	10,900	772,047
Exelon Corp.	19,683	819,600
FirstEnergy Corp.	10,486	388,192
NextEra Energy Inc.	14,204	738,466
Shaw Group Inc. (The)(a)	18,582	636,062
USEC Inc.(a)(b)	26,885	161,848

		3,805,384

TOTAL COMMON STOCKS
(Cost: $14,687,971)		17,246,756

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	20,737	20,737
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	3,014	3,014
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	15,281	15,281

		39,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,032)		39,032

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $14,727,003)		17,285,788
Other Assets, Less Liabilities—0.04%		7,277

NET ASSETS—100.00%		$17,293,065

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

ISHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

AUSTRALIA—0.19%
Computershare Ltd.	100,744	$1,113,225

		1,113,225
CANADA—0.97%
Research In Motion Ltd.(a)	99,372	5,807,409

		5,807,409
FINLAND—1.37%
Nokia OYJ	790,076	8,203,835

		8,203,835
FRANCE—0.79%
Alcatel-Lucent(a)	512,736	1,499,538
Cap Gemini SA	32,536	1,524,649
Dassault Systemes SA	11,368	860,447
STMicroelectronics NV	84,090	873,044

		4,757,678
GERMANY—1.95%
Infineon Technologies AG(a)	241,088	2,252,055
SAP AG	185,612	9,487,202

		11,739,257
JAPAN—9.68%
Advantest Corp.	39,200	887,866
Canon Inc.	235,200	12,208,767
FUJIFILM Holdings Corp.	78,400	2,838,079
Fujitsu Ltd.	392,000	2,730,781
Hirose Electric Co. Ltd.	4,200	473,830
Hitachi Ltd.	980,000	5,231,983
Hoya Corp.	78,400	1,906,230
Keyence Corp.	4,400	1,275,976
Konica Minolta Holdings Inc.	98,000	1,019,814
Kyocera Corp.	39,200	4,006,757
Murata Manufacturing Co. Ltd.	39,200	2,750,114
NEC Corp.	386,000	1,161,260
Nintendo Co. Ltd.	21,400	6,287,677
NTT Data Corp.	392	1,358,624
Ricoh Co. Ltd.	196,000	2,875,778
Rohm Co. Ltd.	19,600	1,280,809
TDK Corp.	23,800	1,657,974
Tokyo Electron Ltd.	39,200	2,484,286
Toshiba Corp.	784,000	4,272,585
Yahoo! Japan Corp.	3,724	1,446,347

		58,155,537
NETHERLANDS—0.68%
ASML Holding NV	90,662	3,515,040

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2010

STMicroelectronics NV	57,036	601,804

		4,116,844
NORWAY—0.07%
Renewable Energy Corp. ASA(a)	132,888	406,723

		406,723
SOUTH KOREA—4.33%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	61,740	26,048,106

		26,048,106
SWEDEN—1.23%
Telefonaktiebolaget LM Ericsson Class B	634,256	7,372,931

		7,372,931
TAIWAN—4.82%
AU Optronics Corp. SP ADR(a)(b)	274,400	2,859,248
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	1,032,333	8,330,927
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,197,560	15,017,403
United Microelectronics Corp. SP ADR(b)	877,100	2,771,636

		28,979,214
UNITED KINGDOM—0.76%
ARM Holdings PLC	327,320	2,169,281
Logica PLC	329,084	674,952
Misys PLC(a)(b)	111,524	598,904
Sage Group PLC (The)	269,500	1,153,592

		4,596,729
UNITED STATES—72.98%
Adobe Systems Inc.(a)	107,212	3,299,985
Advanced Micro Devices Inc.(a)	123,872	1,013,273
Akamai Technologies Inc.(a)	37,436	1,761,364
Altera Corp.	68,012	2,419,867
Amphenol Corp. Class A	31,948	1,686,215
Analog Devices Inc.	60,368	2,274,063
Apple Inc.(a)	188,552	60,819,333
Applied Materials Inc.	266,560	3,745,168
Autodesk Inc.(a)	48,804	1,864,313
Automatic Data Processing Inc.	102,312	4,734,999
BMC Software Inc.(a)	39,984	1,884,846
Broadcom Corp. Class A	87,612	3,815,503
CA Inc.	80,556	1,968,789
Cisco Systems Inc.(a)	1,153,656	23,338,461
Citrix Systems Inc.(a)	40,964	2,802,347
Cognizant Technology Solutions Corp. Class A(a)	61,152	4,481,830
Computer Sciences Corp.	27,636	1,370,746
Compuware Corp.(a)	58,604	683,909
Corning Inc.	319,284	6,168,567
Dell Inc.(a)	331,436	4,490,958
eBay Inc.(a)	234,808	6,534,707
Electronic Arts Inc.(a)	67,032	1,097,984
EMC Corp.(a)	414,148	9,483,989
F5 Networks Inc.(a)	16,660	2,168,466
Fidelity National Information Services Inc.	55,272	1,513,900
First Solar Inc.(a)(b)	10,388	1,351,894
Fiserv Inc.(a)	30,184	1,767,575

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2010

FLIR Systems Inc.(a)	30,184	897,974
Google Inc. Class A(a)	51,352	30,501,547
Harris Corp.	25,088	1,136,486
Hewlett-Packard Co.	456,484	19,217,976
Intel Corp.	1,139,936	23,972,854
International Business Machines Corp.	256,564	37,653,333
Intuit Inc.(a)	67,816	3,343,329
Jabil Circuit Inc.	38,416	771,777
JDS Uniphase Corp.(a)	54,096	783,310
Juniper Networks Inc.(a)	110,740	4,088,521
KLA-Tencor Corp.	34,300	1,325,352
Lexmark International Inc. Class A(a)	14,308	498,205
Linear Technology Corp.	45,668	1,579,656
LSI Corp.(a)	134,260	804,217
MasterCard Inc. Class A	19,999	4,481,976
McAfee Inc.(a)	30,968	1,434,128
MEMC Electronic Materials Inc.(a)	46,648	525,257
Microchip Technology Inc.(b)	40,964	1,401,378
Micron Technology Inc.(a)	163,268	1,309,409
Microsoft Corp.	1,544,088	43,110,937
Molex Inc.(b)	26,656	605,624
Monster Worldwide Inc.(a)(b)	29,204	690,091
Motorola Inc.(a)	478,044	4,335,859
National Semiconductor Corp.	38,612	531,301
NetApp Inc.(a)	72,716	3,996,471
Novell Inc.(a)	84,084	497,777
Novellus Systems Inc.(a)	24,696	798,175
NVIDIA Corp.(a)	117,796	1,814,058
Oracle Corp.	800,856	25,066,793
Paychex Inc.	66,640	2,059,842
QLogic Corp.(a)	22,148	376,959
QUALCOMM Inc.	337,904	16,722,869
Red Hat Inc.(a)	39,004	1,780,533
SAIC Inc.(a)(b)	42,924	680,775
Salesforce.com Inc.(a)	24,304	3,208,128
SanDisk Corp.(a)	48,804	2,433,367
Symantec Corp.(a)	160,720	2,690,453
Tellabs Inc.	77,812	527,565
Teradata Corp.(a)	35,868	1,476,327
Teradyne Inc.(a)	36,064	506,339
Texas Instruments Inc.	247,940	8,058,050
Total System Services Inc.	31,164	479,302
VeriSign Inc.	44,100	1,440,747
Visa Inc. Class A	101,528	7,145,541
Western Digital Corp.(a)	45,080	1,528,212
Western Union Co.	133,868	2,485,929
Xerox Corp.	278,320	3,206,246
Xilinx Inc.	58,212	1,686,984
Yahoo! Inc.(a)	261,660	4,351,406

		438,562,396

TOTAL COMMON STOCKS
(Cost: $576,636,248)		599,859,884

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.92%

MONEY MARKET FUNDS—0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	4,594,484	4,594,484
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	667,748	667,748

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	290,065	290,065

		5,552,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,552,297)		5,552,297

TOTAL INVESTMENTS IN SECURITIES—100.74%
(Cost: $582,188,545)		605,412,181
Other Assets, Less Liabilities—(0.74)%		(4,447,491)

NET ASSETS—100.00%		$600,964,690

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.02%

AUSTRALIA—2.87%
Telstra Corp. Ltd.	4,108,458	$11,749,738

		11,749,738
AUSTRIA—0.41%
Telekom Austria AG	118,440	1,671,557

		1,671,557
BELGIUM—0.50%
Belgacom SA	61,194	2,062,633

		2,062,633
CANADA—5.12%
BCE Inc.	281,154	9,999,479
Rogers Communications Inc. Class B	170,328	5,931,011
TELUS Corp.	110,160	5,042,094

		20,972,584
CHINA—4.62%
China Mobile Ltd.(a)	1,903,500	18,903,630

		18,903,630
FRANCE—3.66%
France Telecom SA	716,139	14,982,691

		14,982,691
GERMANY—3.49%
Deutsche Telekom AG Registered	1,103,466	14,292,834

		14,292,834
GREECE—0.18%
Hellenic Telecommunications Organization SA SP ADR	182,454	729,816

		729,816
ITALY—1.17%
Telecom Italia SpA	3,687,573	4,783,813

		4,783,813
JAPAN—7.70%
Nippon Telegraph and Telephone Corp.	268,100	12,148,049
NTT DoCoMo Inc.	4,938	8,633,357
SoftBank Corp.	310,200	10,751,152

		31,532,558
MEXICO—5.45%
America Movil SAB de CV Series L	4,099,400	11,789,016

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2010

America Movil SAB de CV Series L SP ADR	172,866	9,912,136
Telefonos de Mexico SAB de CV Series L	573,800	465,683
Telefonos de Mexico SAB de CV Series L SP ADR	9,729	157,026

		22,323,861
NETHERLANDS—2.10%
Koninklijke KPN NV	588,252	8,617,736

		8,617,736
NORWAY—1.11%
Telenor ASA	278,475	4,541,838

		4,541,838
PORTUGAL—0.83%
Portugal Telecom SGPS SA Registered	48,339	543,437
Portugal Telecom SGPS SA SP ADR(a)	247,596	2,837,450

		3,380,887
SINGAPORE—1.56%
Singapore Telecommunications Ltd.	2,679,550	6,379,632

		6,379,632
SPAIN—7.92%
Telefonica SA	1,425,186	32,436,391

		32,436,391
SWEDEN—2.16%
Tele2 AB Class B	112,800	2,342,292
TeliaSonera AB	821,043	6,509,381

		8,851,673
SWITZERLAND—0.90%
Swisscom AG Registered	4,935	2,176,568
Swisscom AG SP ADR	34,404	1,515,496

		3,692,064
TAIWAN—1.11%
Chunghwa Telecom Co. Ltd. SP ADR	179,916	4,546,477

		4,546,477
UNITED KINGDOM—14.47%
BT Group PLC	2,867,376	8,116,672
Cable & Wireless Communications PLC	1,071,459	814,106
Cable & Wireless Worldwide PLC	1,015,764	1,044,848
Vodafone Group PLC	18,990,170	49,295,616

		59,271,242
UNITED STATES—31.69%
American Tower Corp. Class A(b)	149,742	7,732,677
AT&T Inc.	2,133,796	62,690,927
CenturyLink Inc.	117,312	5,416,295
Frontier Communications Corp.	396,069	3,853,751

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

December 31, 2010

MetroPCS Communications Inc.(a)(b)	102,225	1,291,102
Qwest Communications International Inc.	678,492	5,163,324
Sprint Nextel Corp.(b)	1,111,644	4,702,254
Verizon Communications Inc.	1,010,148	36,143,095
Windstream Corp.	197,964	2,759,618

		129,753,043

TOTAL COMMON STOCKS
(Cost: $447,132,898)		405,476,698

Security	Shares	Value
PREFERRED STOCKS—0.39%

BRAZIL—0.39%
Tele Norte Leste Participacoes SA SP ADR	108,288	1,591,833

		1,591,833

TOTAL PREFERRED STOCKS
(Cost: $1,847,168)		1,591,833

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.33%

MONEY MARKET FUNDS—0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	714,872	714,872
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	103,897	103,897
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	524,721	524,721

		1,343,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,343,490)		1,343,490

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $450,323,556)		408,412,021
Other Assets, Less Liabilities—0.26%		1,073,830

NET ASSETS—100.00%		$409,485,851

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

AUSTRALIA—1.77%
Gunns Ltd.(a)	4,605,484	$2,950,533

		2,950,533
BRAZIL—4.50%
Fibria Celulose SA SP ADR(a)	469,232	7,507,712

		7,507,712
CANADA—17.06%
Canfor Corp.(a)	441,192	4,928,527
Sino-Forest Corp. Class A(a)	701,220	16,435,781
West Fraser Timber Co. Ltd.	150,040	7,072,786

		28,437,094
FINLAND—8.38%
Stora Enso OYJ Class R	684,232	7,054,307
UPM-Kymmene OYJ	390,104	6,918,612

		13,972,919
HONG KONG—2.84%
Nine Dragons Paper (Holdings) Ltd.(b)	3,348,000	4,728,929

		4,728,929
JAPAN—8.98%
Nippon Paper Group Inc.	223,200	5,861,735
Oji Paper Co. Ltd.	1,364,000	6,609,358
Sumitomo Forestry Co. Ltd.	285,200	2,507,214

		14,978,307
SOUTH AFRICA—3.37%
Sappi Ltd.(a)	1,093,184	5,618,147

		5,618,147
SWEDEN—6.32%
Holmen AB Class B	99,820	3,287,318
Svenska Cellulosa AB Class B	458,428	7,241,729

		10,529,047
UNITED STATES—46.58%
International Paper Co.	242,048	6,593,388
MeadWestvaco Corp.	255,192	6,675,823
Packaging Corp. of America	253,084	6,539,691
Plum Creek Timber Co. Inc.(b)	323,144	12,101,743
Potlatch Corp.	183,520	5,973,576
Rayonier Inc.	264,864	13,910,657
Sonoco Products Co.	202,244	6,809,555
Temple-Inland Inc.	248,992	5,288,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

December 31, 2010

Weyerhaeuser Co.	726,764	13,757,642

		77,650,665

TOTAL COMMON STOCKS
(Cost: $151,064,872)		166,373,353

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.86%

MONEY MARKET FUNDS—5.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	8,313,423	8,313,423
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	1,208,248	1,208,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	252,230	252,230

		9,773,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,773,901)		9,773,901

TOTAL INVESTMENTS IN SECURITIES—105.66%
(Cost: $160,838,773)		176,147,254
Other Assets, Less Liabilities—(5.66)%		(9,438,265)

NET ASSETS—100.00%		$166,708,989

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—98.59%

AUSTRALIA—0.76%
AGL Energy Ltd.	123,088	$1,921,590

		1,921,590
BRAZIL—0.36%
Centrais Eletricas Brasileiras SA SP ADR	66,843	919,091

		919,091
CANADA—1.14%
Fortis Inc.	47,712	1,631,614
TransAlta Corp.	59,046	1,256,804

		2,888,418
CHILE—1.30%
Empresa Nacional de Electricidad SA SP ADR	29,599	1,663,760
Enersis SA SP ADR	69,833	1,621,522

		3,285,282
FINLAND—1.41%
Fortum OYJ	117,418	3,548,975

		3,548,975
FRANCE—8.03%
Electricite de France	77,093	3,174,605
GDF Suez	323,680	11,659,160
Suez Environnement SA	75,434	1,563,518
Veolia Environnement	132,496	3,887,395

		20,284,678
GERMANY—9.48%
E.ON AG	538,048	16,554,912
RWE AG	110,544	7,398,707

		23,953,619
HONG KONG—3.61%
CLP Holdings Ltd.(a)	504,000	4,091,051
Hong Kong and China Gas Co. Ltd. (The)	1,234,805	2,910,039
Hongkong Electric Holdings Ltd.	336,000	2,117,924

		9,119,014
ITALY—4.98%
Enel SpA	1,738,464	8,722,569
Snam Rete Gas SpA	482,048	2,405,694
Terna SpA	345,072	1,462,864

		12,591,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2010

JAPAN—9.83%
Chubu Electric Power Co. Inc.	168,000	4,134,492
Kansai Electric Power Co. Inc. (The)	190,400	4,704,539
Kyushu Electric Power Co. Inc.	112,000	2,513,285
Osaka Gas Co. Ltd.	448,000	1,739,967
Tokyo Electric Power Co. Inc. (The)	358,400	8,762,804
Tokyo Gas Co. Ltd.	672,000	2,982,800

		24,837,887
PORTUGAL—0.99%
Energias de Portugal SA	746,704	2,495,338

		2,495,338
SOUTH KOREA—0.75%
Korea Electric Power Corp. SP ADR(b)	140,227	1,894,467

		1,894,467
SPAIN—5.29%
Acciona SA(a)	6,944	493,733
Enagas SA(a)	51,423	1,028,935
Gas Natural SDG SA	78,512	1,210,217
Iberdrola Renovables SA	225,781	804,493
Iberdrola SA	1,091,019	8,442,376
Red Electrica Corporacion SA	29,232	1,380,411

		13,360,165
UNITED KINGDOM—10.56%
Centrica PLC	1,385,440	7,192,786
Drax Group PLC	98,614	568,637
International Power PLC	409,136	2,803,109
National Grid PLC	940,464	8,142,584
Scottish & Southern Energy PLC	250,995	4,813,889
Severn Trent PLC	63,719	1,474,478
United Utilities Group PLC	183,392	1,699,797

		26,695,280
UNITED STATES—40.10%
AES Corp. (The)(b)	177,072	2,156,737
Allegheny Energy Inc.	45,472	1,102,241
Ameren Corp.	64,176	1,809,121
American Electric Power Co. Inc.	129,021	4,642,176
CenterPoint Energy Inc.	113,232	1,780,007
CMS Energy Corp.	66,856	1,243,522
Consolidated Edison Inc.	78,176	3,875,184
Constellation Energy Group Inc.	53,312	1,632,947
Dominion Resources Inc.	156,016	6,665,004
DTE Energy Co.	45,360	2,055,715
Duke Energy Corp.	356,584	6,350,761
Edison International	87,472	3,376,419
Entergy Corp.	48,720	3,450,838
Exelon Corp.	177,744	7,401,260
FirstEnergy Corp.(a)	81,760	3,026,755
Integrys Energy Group Inc.	20,776	1,007,844
NextEra Energy Inc.	111,888	5,817,057
Nicor Inc.	12,432	620,605
NiSource Inc.	74,480	1,312,338

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2010

Northeast Utilities	47,824	1,524,629
NRG Energy Inc.(b)	66,304	1,295,580
ONEOK Inc.	29,120	1,615,286
Pepco Holdings Inc.	59,969	1,094,434
PG&E Corp.	105,504	5,047,311
Pinnacle West Capital Corp.	29,047	1,203,998
PPL Corp.	129,808	3,416,547
Progress Energy Inc.	78,960	3,433,181
Public Service Enterprise Group Inc.	135,856	4,321,579
SCANA Corp.	30,912	1,255,027
Sempra Energy	64,512	3,385,590
Southern Co.	225,446	8,618,801
TECO Energy Inc.	57,344	1,020,723
Wisconsin Energy Corp.	31,472	1,852,442
Xcel Energy Inc.	123,760	2,914,548

		101,326,207

TOTAL COMMON STOCKS
(Cost: $294,797,110)		249,121,138

Security	Shares	Value

PREFERRED STOCKS—0.95%

BRAZIL—0.95%
Companhia Energetica de Minas Gerais SP ADR	103,376	1,715,008
Companhia Paranaense de Energia Class B SP ADR(a)	27,552	693,484

		2,408,492

TOTAL PREFERRED STOCKS
(Cost: $2,116,454)		2,408,492

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.06%

MONEY MARKET FUNDS—1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,117,113	2,117,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	307,695	307,695
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	266,691	266,691

		2,691,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,691,499)		2,691,499

TOTAL INVESTMENTS IN SECURITIES—100.60%
(Cost: $299,605,063)		254,221,129
Other Assets, Less Liabilities—(0.60)%		(1,526,285)

NET ASSETS—100.00%		$252,694,844

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

December 31, 2010

(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

ISHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.90%

AGRICULTURE—5.06%
ITC Ltd.	2,270,128	$8,845,016

		8,845,016
AUTO MANUFACTURERS—5.33%
Mahindra & Mahindra Ltd.	190,736	3,311,339
Maruti Suzuki (India) Ltd.	57,120	1,811,529
Tata Motors Ltd.	143,584	4,190,923

		9,313,791
BANKS—18.81%
Axis Bank Ltd.	113,232	3,410,475
HDFC Bank Ltd.	155,008	8,113,843
ICICI Bank Ltd.	496,832	12,692,077
Kotak Mahindra Bank Ltd.	154,224	1,560,819
Punjab National Bank Ltd.	200	5,452
State Bank of India	112,896	7,082,036

		32,864,702
BUILDING MATERIALS—1.29%
ACC Ltd.	45,584	1,093,813
Ambuja Cements Ltd.	362,656	1,158,557

		2,252,370
COMPUTERS—13.70%
Infosys Technologies Ltd.	206,640	15,870,828
Tata Consultancy Services Ltd.	218,400	5,679,374
Wipro Ltd.	218,065	2,389,837

		23,940,039
DIVERSIFIED FINANCIAL SERVICES—5.24%
Housing Development Finance Corp. Ltd.	564,032	9,164,812

		9,164,812
ELECTRIC—4.55%
NTPC Ltd.	563,360	2,521,766
Power Grid Corp. of India Ltd.	607,376	1,331,959
Reliance Infrastructure Ltd.	60,704	1,141,899
Reliance Power Ltd.(a)	226,912	800,583
Tata Power Co. Ltd.	70,560	2,149,542

		7,945,749
ELECTRICAL COMPONENTS & EQUIPMENT—2.94%
Bharat Heavy Electricals Ltd.	68,544	3,553,278
Siemens (India) Ltd.	65,968	1,207,439
Suzlon Energy Ltd.(a)	306,992	374,623

		5,135,340

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2010

ENGINEERING & CONSTRUCTION—6.44%
Jaiprakash Associates Ltd.	497,168	1,174,015
Larsen & Toubro Ltd.	228,368	10,083,600

		11,257,615
GAS—1.27%
GAIL (India) Ltd.	194,432	2,223,660

		2,223,660
HOUSEHOLD PRODUCTS & WARES—1.82%
Hindustan Unilever Ltd.	455,840	3,181,982

		3,181,982
INSURANCE—0.42%
Reliance Capital Ltd.	49,616	739,729

		739,729
INVESTMENT COMPANIES—1.10%
Infrastructure Development Finance Co. Ltd.	471,968	1,922,618

		1,922,618
IRON & STEEL—4.37%
Jindal Steel & Power Ltd.	166,544	2,645,570
Steel Authority of India Ltd.	250,544	1,020,062
Tata Steel Ltd.	262,080	3,978,120

		7,643,752
LEISURE TIME—2.20%
Bajaj Auto Ltd.	58,464	2,009,883
Hero Honda Motors Ltd.	41,328	1,833,046

		3,842,929
MINING—4.04%
Hindalco Industries Ltd.	556,304	3,065,412
Sesa Goa Ltd.	162,400	1,190,330
Sterlite Industries (India) Ltd.	674,352	2,807,982

		7,063,724
OIL & GAS—13.45%
Bharat Petroleum Corp. Ltd.	55,776	819,251
Cairn (India) Ltd.(a)	183,568	1,362,683
Oil & Natural Gas Corp. Ltd.	145,040	4,168,221
Reliance Industries Ltd.	726,096	17,149,310

		23,499,465
PHARMACEUTICALS—3.72%
Cipla Ltd.	219,520	1,811,009
Dr. Reddy’s Laboratories Ltd.	54,096	2,006,772
Ranbaxy Laboratories Ltd.(a)	66,080	882,516
Sun Pharmaceuticals Industries Ltd.	165,760	1,793,314

		6,493,611

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P INDIA NIFTY 50 INDEX FUND

December 31, 2010

REAL ESTATE—0.60%
DLF Ltd.	159,712	1,040,221

		1,040,221
SOFTWARE—0.60%
HCL Technologies Ltd.	102,368	1,041,950

		1,041,950
TELECOMMUNICATIONS—2.95%
Bharti Airtel Ltd.	525,952	4,209,963
Reliance Communications Ltd.	290,080	940,616

		5,150,579

TOTAL COMMON STOCKS
(Cost: $155,621,481)		174,563,654

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	216,350	216,350

		216,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $216,350)		216,350

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $155,837,831)		174,780,004
Other Assets, Less Liabilities—(0.02)%		(42,236)

NET ASSETS—100.00%		$174,737,768

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—66.39%

BRAZIL—24.61%
BRF - Brasil Foods SA SP ADR	1,597,783	$26,970,577
Centrais Eletricas Brasileiras SA SP ADR	2,110,728	29,022,510
Companhia Siderurgica Nacional SA SP ADR(a)	5,972,336	99,558,841
Embraer SA SP ADR	1,319,030	38,779,482
Fibria Celulose SA SP ADR(a)(b)	1,654,408	26,470,528
Itau Unibanco Holding SA SP ADR	14,461,827	347,228,466
Petroleo Brasileiro SA SP ADR	6,677,648	252,682,201

		820,712,605
CHILE—12.18%
Banco de Chile SP ADR	481,651	42,568,316
Banco Santander (Chile) SA SP ADR	1,237,813	115,698,381
Empresa Nacional de Electricidad SA SP ADR	1,144,768	64,347,409
Enersis SA SP ADR	2,307,223	53,573,718
LAN Airlines SA SP ADR(a)	2,220,344	68,342,188
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,056,976	61,748,538

		406,278,550
MEXICO—23.73%
Alfa SAB de CV Series A	2,529,700	25,514,406
America Movil SAB de CV Series L	117,452,900	337,769,934
Cemex SAB de CV CPO(b)	68,547,224	73,193,363
Fomento Economico Mexicano SAB de CV BD Units	15,103,200	84,883,560
Grupo Carso SAB de CV Series A1	4,117,631	26,160,010
Grupo Modelo SAB de CV Series C	3,645,600	22,593,616
Grupo Televisa SA CPO(b)	12,251,200	63,480,962
Kimberly-Clark de Mexico SAB de CV Series A	2,579,200	15,836,129
Telefonos de Mexico SAB de CV Series L	29,859,200	24,233,062
Wal-Mart de Mexico SAB de CV Series V	40,944,800	117,649,077

		791,314,119
PERU—5.87%
Compania de Minas Buenaventura SA SP ADR	1,364,248	66,793,582
Credicorp Ltd.	559,240	66,499,228
Southern Copper Corp.	1,277,944	62,286,991

		195,579,801

TOTAL COMMON STOCKS
(Cost: $2,099,078,491)		2,213,885,075

Security	Shares	Value

PREFERRED STOCKS—32.85%

BRAZIL—32.85%
Banco Bradesco SA SP ADR	7,949,392	161,293,164
Companhia de Bebidas das Americas SP ADR	5,531,881	171,654,267
Companhia Energetica de Minas Gerais SP ADR(a)	3,511,747	58,259,883
Companhia Paranaense de Energia Class B SP ADR(a)	1,096,904	27,609,074
Gerdau SA SP ADR	4,826,717	67,525,771
Petroleo Brasileiro SA SP ADR	4,799,062	163,983,948
Tele Norte Leste Participacoes SA SP ADR	2,293,008	33,707,218

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

December 31, 2010

Vale SA Class A SP ADR	13,615,251	411,452,885

		1,095,486,210

TOTAL PREFERRED STOCKS
(Cost: $1,007,446,929)		1,095,486,210

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.08%

MONEY MARKET FUNDS—3.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	84,849,807	84,849,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	12,331,818	12,331,818
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	5,702,135	5,702,135

		102,883,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,883,760)		102,883,760

TOTAL INVESTMENTS IN SECURITIES—102.32%
(Cost: $3,209,409,180)		3,412,255,045
Other Assets, Less Liabilities—(2.32)%		(77,525,276)

NET ASSETS—100.00%		$3,334,729,769

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.25%
Harte-Hanks Inc.	324,757	$4,147,147
Lamar Advertising Co. Class A(a)	480,083	19,126,507

		23,273,654
AEROSPACE & DEFENSE—0.56%
Alliant Techsystems Inc.(a)	278,949	20,762,174
BE Aerospace Inc.(a)	856,476	31,715,306

		52,477,480
AGRICULTURE—0.09%
Universal Corp.	199,821	8,132,715

		8,132,715
AIRLINES—0.40%
AirTran Holdings Inc.(a)(b)	1,137,840	8,408,638
Alaska Air Group Inc.(a)	308,396	17,482,969
JetBlue Airways Corp.(a)(b)	1,686,015	11,144,559

		37,036,166
APPAREL—1.45%
Deckers Outdoor Corp.(a)	322,835	25,742,863
Guess? Inc.	531,765	25,163,120
Hanesbrands Inc.(a)	802,292	20,378,217
Phillips-Van Heusen Corp.	555,869	35,025,306
Timberland Co. Class A(a)	324,167	7,971,266
Warnaco Group Inc. (The)(a)	372,783	20,529,160

		134,809,932
AUTO MANUFACTURERS—0.29%
Oshkosh Corp.(a)	759,839	26,776,726

		26,776,726
AUTO PARTS & EQUIPMENT—0.74%
BorgWarner Inc.(a)	952,642	68,933,175

		68,933,175
BANKS—3.66%
Associated Banc-Corp	1,449,601	21,961,455
BancorpSouth Inc.	616,977	9,840,783
Bank of Hawaii Corp.	403,882	19,067,269
Cathay General Bancorp	659,487	11,013,433
City National Corp.	388,527	23,840,017
Commerce Bancshares Inc.	649,534	25,805,986
Cullen/Frost Bankers Inc.	510,396	31,195,404
East West Bancorp Inc.	1,239,706	24,236,252
FirstMerit Corp.	911,199	18,032,628
Fulton Financial Corp.	1,665,822	17,224,600
International Bancshares Corp.(b)	443,523	8,883,766
PacWest Bancorp	263,795	5,639,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

Prosperity Bancshares Inc.	390,603	15,342,886
SVB Financial Group(a)	351,724	18,658,958
Synovus Financial Corp.(b)	6,573,995	17,355,347
TCF Financial Corp.(b)	1,062,711	15,738,750
Trustmark Corp.	475,511	11,811,693
Valley National Bancorp	1,350,993	19,319,200
Webster Financial Corp.	615,090	12,117,273
Westamerica Bancorporation(b)	243,569	13,510,772

		340,596,409
BEVERAGES—0.67%
Green Mountain Coffee Roasters Inc.(a)(b)	970,850	31,902,131
Hansen Natural Corp.(a)	578,664	30,252,554

		62,154,685
BIOTECHNOLOGY—1.01%
Bio-Rad Laboratories Inc. Class A(a)	162,943	16,921,630
Charles River Laboratories International Inc.(a)	483,328	17,177,477
Vertex Pharmaceuticals Inc.(a)	1,701,655	59,608,975

		93,708,082
BUILDING MATERIALS—0.57%
Lennox International Inc.	375,962	17,779,243
Martin Marietta Materials Inc.(b)	381,317	35,172,680

		52,951,923
CHEMICALS—3.15%
Albemarle Corp.	766,904	42,777,905
Ashland Inc.	660,409	33,588,402
Cabot Corp.	547,719	20,621,620
Cytec Industries Inc.	413,664	21,949,012
Intrepid Potash Inc.(a)(b)	370,743	13,825,006
Lubrizol Corp.	549,623	58,743,706
Minerals Technologies Inc.	155,479	10,169,881
NewMarket Corp.	82,814	10,216,763
Olin Corp.	665,705	13,660,267
RPM International Inc.	1,079,685	23,861,039
Sensient Technologies Corp.	415,999	15,279,643
Valspar Corp. (The)	824,774	28,438,208

		293,131,452
COAL—0.65%
Arch Coal Inc.	1,360,760	47,708,246
Patriot Coal Corp.(a)(b)	669,816	12,974,336

		60,682,582
COMMERCIAL SERVICES—4.30%
Aaron’s Inc.(b)	610,237	12,442,732
Alliance Data Systems Corp.(a)(b)	435,495	30,933,210
Career Education Corp.(a)	552,777	11,459,067
Convergys Corp.(a)	1,019,397	13,425,458
CoreLogic Inc.	871,863	16,146,903
Corporate Executive Board Co. (The)	286,794	10,769,115
Corrections Corp. of America(a)	923,503	23,142,985
Deluxe Corp.	430,867	9,918,558
FTI Consulting Inc.(a)(b)	388,638	14,488,425
Gartner Inc.(a)	611,902	20,315,146
ITT Educational Services Inc.(a)(b)	218,996	13,947,855

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

Korn/Ferry International(a)	388,751	8,984,036
Lender Processing Services Inc.	764,925	22,580,586
Manpower Inc.	683,118	42,872,486
Navigant Consulting Inc.(a)	419,076	3,855,499
Pharmaceutical Product Development Inc.	995,525	27,018,548
Rent-A-Center Inc.	537,306	17,344,238
Rollins Inc.	531,389	10,494,933
Service Corp. International	2,046,734	16,885,556
Sotheby’s	561,729	25,277,805
Strayer Education Inc.(b)	113,491	17,275,600
Towers Watson & Co. Class A	379,425	19,752,865
United Rentals Inc.(a)	506,182	11,515,641

		400,847,247
COMPUTERS—2.70%
Cadence Design Systems Inc.(a)	2,238,153	18,487,144
Diebold Inc.	550,036	17,628,654
DST Systems Inc.	297,931	13,213,240
FactSet Research Systems Inc.(b)	388,310	36,407,946
Jack Henry & Associates Inc.	717,218	20,906,905
Mentor Graphics Corp.(a)	916,955	11,003,460
MICROS Systems Inc.(a)	674,905	29,601,333
NCR Corp.(a)	1,334,382	20,509,451
Riverbed Technology Inc.(a)	1,231,119	43,298,455
SRA International Inc. Class A(a)	358,990	7,341,345
Synopsys Inc.(a)	1,244,261	33,483,064

		251,880,997
COSMETICS & PERSONAL CARE—0.29%
Alberto-Culver Co.	718,884	26,627,463

		26,627,463
DISTRIBUTION & WHOLESALE—1.07%
Ingram Micro Inc. Class A(a)	1,313,374	25,072,310
LKQ Corp.(a)	1,209,655	27,483,362
Owens & Minor Inc.	530,225	15,604,522
Tech Data Corp.(a)	390,416	17,186,112
Watsco Inc.	233,214	14,711,139

		100,057,445
DIVERSIFIED FINANCIAL SERVICES—1.83%
Affiliated Managers Group Inc.(a)	431,913	42,854,408
Eaton Vance Corp.	991,043	29,959,230
Greenhill & Co. Inc.(b)	211,255	17,255,308
Jefferies Group Inc.(b)	1,036,238	27,595,018
Raymond James Financial Inc.	837,169	27,375,426
Waddell & Reed Financial Inc. Class A	715,216	25,239,973

		170,279,363
ELECTRIC—3.35%
Alliant Energy Corp.	928,448	34,139,033
Black Hills Corp.	329,626	9,888,780
Cleco Corp.	508,613	15,644,936
DPL Inc.	996,258	25,613,793
Dynegy Inc.(a)	861,312	4,840,574
Great Plains Energy Inc.	1,136,242	22,031,732
Hawaiian Electric Industries Inc.	788,513	17,970,211
IDACORP Inc.	411,157	15,204,586
MDU Resources Group Inc.	1,576,726	31,960,236

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

NSTAR	867,565	36,602,567
NV Energy Inc.	1,969,772	27,675,297
OGE Energy Corp.	816,390	37,178,401
PNM Resources Inc.	727,909	9,477,375
Westar Energy Inc.(b)	933,026	23,474,934

		311,702,455
ELECTRICAL COMPONENTS & EQUIPMENT—1.35%
AMETEK Inc.	1,340,368	52,609,444
Energizer Holdings Inc.(a)	591,136	43,093,815
Hubbell Inc. Class B	502,726	30,228,914

		125,932,173
ELECTRONICS—3.10%
Arrow Electronics Inc.(a)	969,888	33,218,664
Avnet Inc.(a)	1,272,675	42,036,455
Gentex Corp.	1,175,549	34,749,229
Itron Inc.(a)	338,418	18,765,278
Mettler-Toledo International Inc.(a)	274,911	41,569,292
National Instruments Corp.	491,264	18,491,177
Thomas & Betts Corp.(a)	434,070	20,965,581
Trimble Navigation Ltd.(a)	1,005,728	40,158,719
Vishay Intertechnology Inc.(a)(b)	1,381,500	20,280,420
Woodward Governor Co.	496,520	18,649,291

		288,884,106
ENGINEERING & CONSTRUCTION—1.37%
AECOM Technology Corp.(a)	992,835	27,769,595
Granite Construction Inc.	286,560	7,860,341
KBR Inc.	1,264,334	38,524,257
Shaw Group Inc. (The)(a)	711,647	24,359,677
URS Corp.(a)	693,052	28,837,893

		127,351,763
ENTERTAINMENT—0.52%
Bally Technologies Inc.(a)(b)	449,002	18,943,394
DreamWorks Animation SKG Inc. Class A(a)(b)	599,762	17,674,986
International Speedway Corp. Class A	246,042	6,438,919
Scientific Games Corp. Class A(a)	529,586	5,274,677

		48,331,976
ENVIRONMENTAL CONTROL—0.54%
Clean Harbors Inc.(a)	191,956	16,139,660
Mine Safety Appliances Co.	259,323	8,072,725
Waste Connections Inc.	964,377	26,549,299

		50,761,684
FOOD—1.33%
Corn Products International Inc.	633,331	29,133,226
Flowers Foods Inc.	634,345	17,070,224
Ralcorp Holdings Inc.(a)	460,056	29,908,240
Ruddick Corp.	357,683	13,177,042
Smithfield Foods Inc.(a)	1,390,471	28,685,417
Tootsie Roll Industries Inc.(b)	205,360	5,949,279

		123,923,428

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

FOREST PRODUCTS & PAPER—1.00%
Louisiana-Pacific Corp.(a)	1,108,193	10,483,506
Potlatch Corp.(b)	335,992	10,936,539
Rayonier Inc.	674,757	35,438,238
Rock-Tenn Co. Class A	325,947	17,584,841
Temple-Inland Inc.	903,043	19,180,633

		93,623,757
GAS—2.23%
AGL Resources Inc.	653,694	23,434,930
Atmos Energy Corp.	757,388	23,630,505
Energen Corp.	602,114	29,058,022
National Fuel Gas Co.	688,343	45,169,068
Southern Union Co.	1,042,855	25,101,520
UGI Corp.	925,223	29,218,542
Vectren Corp.	683,782	17,354,387
WGL Holdings Inc.	427,525	15,292,569

		208,259,543
HAND & MACHINE TOOLS—1.04%
Baldor Electric Co.	395,054	24,904,204
Kennametal Inc.	687,608	27,133,012
Lincoln Electric Holdings Inc.	353,985	23,104,601
Regal Beloit Corp.	323,325	21,585,177

		96,726,994
HEALTH CARE - PRODUCTS—4.63%
Beckman Coulter Inc.	579,950	43,629,639
Edwards Lifesciences Corp.(a)	956,172	77,296,945
Gen-Probe Inc.(a)	403,798	23,561,613
Henry Schein Inc.(a)	772,769	47,440,289
Hill-Rom Holdings Inc.	528,170	20,794,053
Hologic Inc.(a)	2,176,594	40,963,499
IDEXX Laboratories Inc.(a)(b)	481,615	33,337,390
Immucor Inc.(a)	585,495	11,610,366
Kinetic Concepts Inc.(a)	524,390	21,961,453
Masimo Corp.	493,110	14,334,708
ResMed Inc.(a)(b)	1,266,221	43,861,895
Steris Corp.	495,396	18,062,138
TECHNE Corp.	310,634	20,399,335
Thoratec Corp.(a)	489,292	13,856,749

		431,110,072
HEALTH CARE - SERVICES—2.32%
Community Health Systems Inc.(a)	775,146	28,967,206
Covance Inc.(a)(b)	543,174	27,924,575
Health Management Associates Inc. Class A(a)	2,099,358	20,027,875
Health Net Inc.(a)	800,392	21,842,698
Kindred Healthcare Inc.(a)	331,574	6,091,015
LifePoint Hospitals Inc.(a)	441,268	16,216,599
Lincare Holdings Inc.	817,660	21,937,818
MEDNAX Inc.(a)	399,434	26,877,914
Universal Health Services Inc. Class B	814,631	35,371,278
WellCare Health Plans Inc.(a)	357,241	10,795,823

		216,052,801
HOME BUILDERS - 0.98%
KB Home	606,355	8,179,729

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

M.D.C. Holdings Inc.	316,711	9,111,775
NVR Inc.(a)	47,238	32,642,403
Ryland Group Inc.	370,543	6,310,347
Thor Industries Inc.	354,786	12,048,533
Toll Brothers Inc.(a)(b)	1,208,810	22,967,390

		91,260,177
HOUSEHOLD PRODUCTS & WARES—1.33%
American Greetings Corp. Class A	336,564	7,458,258
Church & Dwight Co. Inc.	595,748	41,118,527
Fossil Inc.(a)	430,380	30,333,182
Scotts Miracle-Gro Co. (The) Class A	384,918	19,542,287
Tupperware Brands Corp.	528,926	25,213,903

		123,666,157
INSURANCE—3.97%
American Financial Group Inc.	658,905	21,276,042
Arthur J. Gallagher & Co.	887,894	25,819,958
Brown & Brown Inc.	979,756	23,455,359
Everest Re Group Ltd.	458,188	38,863,506
Fidelity National Financial Inc. Class A	1,901,142	26,007,623
First American Financial Corp.	872,156	13,030,011
Hanover Insurance Group Inc. (The)	377,780	17,649,882
HCC Insurance Holdings Inc.	965,725	27,948,081
Mercury General Corp.	297,969	12,815,647
Old Republic International Corp.	2,131,833	29,056,884
Protective Life Corp.	717,608	19,117,077
Reinsurance Group of America Inc.	613,297	32,940,182
StanCorp Financial Group Inc.	385,175	17,386,799
Transatlantic Holdings Inc.	529,702	27,343,217
Unitrin Inc.	418,023	10,258,284
W.R. Berkley Corp.	996,158	27,274,806

		370,243,358
INTERNET—1.37%
AOL Inc.(a)	894,131	21,199,846
Digital River Inc.(a)(b)	331,930	11,425,031
Equinix Inc.(a)(b)	385,223	31,303,221
Rackspace Hosting Inc.(a)(b)	813,389	25,548,548
TIBCO Software Inc.(a)	1,398,504	27,564,514
ValueClick Inc.(a)	675,023	10,820,619

		127,861,779
INVESTMENT COMPANIES—0.19%
Apollo Investment Corp.	1,633,618	18,084,151

		18,084,151
IRON & STEEL—0.86%
Carpenter Technology Corp.	368,073	14,811,258
Reliance Steel & Aluminum Co.	624,862	31,930,448
Steel Dynamics Inc.	1,817,888	33,267,350

		80,009,056
LEISURE TIME—0.63%
Life Time Fitness Inc.(a)(b)	350,593	14,370,807
Polaris Industries Inc.	283,871	22,147,615
WMS Industries Inc.(a)	483,912	21,892,179

		58,410,601

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

LODGING—0.05%
Boyd Gaming Corp.(a)(b)	470,101	4,983,071

		4,983,071
MACHINERY—3.71%
AGCO Corp.(a)	779,271	39,477,869
Bucyrus International Inc.	678,449	60,653,340
Gardner Denver Inc.	439,549	30,249,762
Graco Inc.	501,575	19,787,134
IDEX Corp.	685,850	26,830,452
Joy Global Inc.	864,877	75,028,080
Nordson Corp.	284,418	26,132,326
Terex Corp.(a)	912,119	28,312,174
Wabtec Corp.	401,592	21,240,201
Zebra Technologies Corp. Class A(a)	473,443	17,986,099

		345,697,437
MANUFACTURING—2.97%
Acuity Brands Inc.	360,654	20,798,916
AptarGroup Inc.	561,802	26,724,921
Brink’s Co. (The)	389,657	10,473,980
Carlisle Companies Inc.	510,850	20,301,179
Crane Co.	386,534	15,874,952
Donaldson Co. Inc.	640,699	37,339,938
Eastman Kodak Co.(a)(b)	2,249,287	12,056,178
Harsco Corp.	674,341	19,097,337
Lancaster Colony Corp.	161,484	9,236,885
Matthews International Corp. Class A	247,582	8,660,418
Pentair Inc.	826,592	30,178,874
SPX Corp.	420,472	30,059,543
Teleflex Inc.	334,899	18,020,915
Trinity Industries Inc.	667,799	17,770,132

		276,594,168
MEDIA—0.36%
John Wiley & Sons Inc. Class A	388,597	17,580,128
New York Times Co. (The) Class A(a)	992,547	9,726,961
Scholastic Corp.	199,537	5,894,323

		33,201,412
METAL FABRICATE & HARDWARE—0.78%
Commercial Metals Co.	957,569	15,886,070
Timken Co. (The)	674,971	32,216,366
Valmont Industries Inc.	178,676	15,853,921
Worthington Industries Inc.	466,423	8,582,183

		72,538,540
MINING—0.26%
Compass Minerals International Inc.	274,090	24,468,014

		24,468,014
OFFICE FURNISHINGS—0.25%
Herman Miller Inc.	477,542	12,081,813
HNI Corp.(b)	374,671	11,689,735

		23,771,548

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

OIL & GAS—3.58%
Atwood Oceanics Inc.(a)(b)	469,702	17,552,764
Bill Barrett Corp.(a)(b)	388,783	15,990,645
Cimarex Energy Co.	709,331	62,797,073
Comstock Resources Inc.(a)	397,384	9,759,751
Forest Oil Corp.(a)	949,622	36,057,147
Frontier Oil Corp.(a)	885,001	15,938,868
Patterson-UTI Energy Inc.	1,290,919	27,819,304
Plains Exploration & Production Co.(a)	1,173,373	37,712,208
Pride International Inc.(a)	1,471,682	48,565,506
Quicksilver Resources Inc.(a)	983,540	14,497,380
SM Energy Co.	528,125	31,122,406
Unit Corp.(a)	332,747	15,466,081

		333,279,133
OIL & GAS SERVICES—1.34%
Dril-Quip Inc.(a)(b)	287,123	22,315,200
Exterran Holdings Inc.(a)	528,862	12,666,245
Helix Energy Solutions Group Inc.(a)(b)	881,689	10,703,704
Oceaneering International Inc.(a)	453,233	33,371,546
Superior Energy Services Inc.(a)	660,173	23,099,453
Tidewater Inc.	430,542	23,180,381

		125,336,529
PACKAGING & CONTAINERS—0.88%
Greif Inc. Class A	260,570	16,129,283
Packaging Corp. of America	859,014	22,196,922
Silgan Holdings Inc.	420,439	15,055,921
Sonoco Products Co.	861,872	29,019,230

		82,401,356
PHARMACEUTICALS—1.72%
Endo Pharmaceuticals Holdings Inc.(a)	968,106	34,571,065
Medicis Pharmaceutical Corp. Class A	507,370	13,592,442
Omnicare Inc.	971,115	24,656,610
Perrigo Co.	695,205	44,027,333
United Therapeutics Corp.(a)(b)	419,521	26,522,117
VCA Antech Inc.(a)	721,599	16,806,041

		160,175,608
PIPELINES—0.27%
Questar Corp.	1,462,819	25,467,679

		25,467,679
REAL ESTATE—0.32%
Jones Lang LaSalle Inc.	357,203	29,976,476

		29,976,476
REAL ESTATE INVESTMENT TRUSTS—7.07%
Alexandria Real Estate Equities Inc.	463,487	33,955,058
AMB Property Corp.	1,410,219	44,718,044
BRE Properties Inc. Class A	536,849	23,352,931
Camden Property Trust	575,213	31,049,998
Corporate Office Properties Trust	560,207	19,579,235
Cousins Properties Inc.	866,940	7,230,280
Duke Realty Corp.	2,111,780	26,312,779
Equity One Inc.	387,244	7,040,096

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

Essex Property Trust Inc.	262,418	29,973,384
Federal Realty Investment Trust	515,252	40,153,588
Highwoods Properties Inc.	562,530	17,916,581
Hospitality Properties Trust(b)	1,033,993	23,823,199
Liberty Property Trust(b)	956,571	30,533,746
Macerich Co. (The)	1,089,647	51,616,578
Mack-Cali Realty Corp.	666,180	22,023,911
Nationwide Health Properties Inc.(b)	1,057,371	38,467,157
Omega Healthcare Investors Inc.(b)	824,834	18,509,275
Realty Income Corp.(b)	980,732	33,541,034
Regency Centers Corp.	685,703	28,964,095
Senior Housing Properties Trust(b)	1,172,475	25,724,101
SL Green Realty Corp.	655,433	44,248,282
UDR Inc.	1,525,452	35,878,631
Weingarten Realty Investors	1,008,623	23,964,882

		658,576,865
RETAIL—6.94%
99 Cents Only Stores(a)	392,541	6,257,103
Advance Auto Parts Inc.	703,931	46,565,036
Aeropostale Inc.(a)	774,459	19,082,670
American Eagle Outfitters Inc.	1,639,098	23,980,004
AnnTaylor Stores Corp.(a)	484,953	13,282,863
Ascena Retail Group Inc.(a)	580,112	15,326,559
Barnes & Noble Inc.(b)	327,052	4,627,786
BJ’s Wholesale Club Inc.(a)	457,382	21,908,598
Bob Evans Farms Inc.	255,251	8,413,073
Brinker International Inc.	772,939	16,138,966
Cheesecake Factory Inc. (The)(a)	496,116	15,210,916
Chico’s FAS Inc.	1,487,414	17,893,590
Chipotle Mexican Grill Inc.(a)	259,151	55,111,052
Collective Brands Inc.(a)	538,266	11,357,413
Copart Inc.(a)	585,248	21,859,013
Dick’s Sporting Goods Inc.(a)	742,347	27,838,012
Dollar Tree Inc.(a)	1,048,675	58,809,694
Foot Locker Inc.	1,303,924	25,582,989
J. Crew Group Inc.(a)	535,531	23,102,807
MSC Industrial Direct Co. Inc. Class A	373,262	24,146,319
Office Depot Inc.(a)	2,316,556	12,509,402
Panera Bread Co. Class A(a)	254,167	25,724,242
PetSmart Inc.	984,955	39,220,908
Regis Corp.	483,694	8,029,320
Saks Inc.(a)(b)	1,346,833	14,411,113
Tractor Supply Co.	610,685	29,612,116
Under Armour Inc. Class A(a)(b)	294,646	16,158,387
Wendy’s/Arby’s Group Inc. Class A	2,692,342	12,438,620
Williams-Sonoma Inc.(b)	889,097	31,731,872

		646,330,443
SAVINGS & LOANS—1.42%
Astoria Financial Corp.	690,484	9,604,633
First Niagara Financial Group Inc.	1,751,431	24,485,005
New York Community Bancorp Inc.	3,648,015	68,765,083
NewAlliance Bancshares Inc.	879,083	13,168,663
Washington Federal Inc.	941,880	15,936,610

		131,959,994
SEMICONDUCTORS—3.71%
Atmel Corp.(a)	3,838,129	47,285,749
Cree Inc.(a)(b)	908,304	59,848,151
Fairchild Semiconductor International Inc.(a)	1,036,893	16,185,900
Integrated Device Technology Inc.(a)	1,289,355	8,587,104

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

International Rectifier Corp.(a)	581,054	17,251,493
Intersil Corp. Class A	1,041,053	15,896,879
Lam Research Corp.(a)	1,029,908	53,328,636
Rovi Corp.(a)(b)	880,764	54,616,176
Semtech Corp.(a)	521,612	11,809,296
Silicon Laboratories Inc.(a)(b)	366,185	16,851,834
Skyworks Solutions Inc.(a)(b)	1,535,022	43,947,680

		345,608,898
SOFTWARE—3.81%
ACI Worldwide Inc.(a)	278,849	7,492,673
Acxiom Corp.(a)	670,895	11,505,849
Advent Software Inc.(a)(b)	133,819	7,750,797
Allscripts Healthcare Solutions Inc.(a)	1,567,091	30,197,844
ANSYS Inc.(a)	762,113	39,683,224
Broadridge Financial Solutions Inc.	1,047,247	22,966,127
Concur Technologies Inc.(a)	381,915	19,832,846
Fair Isaac Corp.	334,985	7,828,599
Global Payments Inc.	667,332	30,837,412
Informatica Corp.(a)	785,962	34,605,907
ManTech International Corp. Class A(a)	189,409	7,828,274
MSCI Inc. Class A(a)	994,765	38,756,044
Parametric Technology Corp.(a)	987,182	22,241,210
Quest Software Inc.(a)	503,237	13,959,794
SEI Investments Co.	1,221,827	29,067,264
Solera Holdings Inc.	588,366	30,194,943

		354,748,807
TELECOMMUNICATIONS—2.23%
ADTRAN Inc.	528,448	19,135,102
Ciena Corp.(a)(b)	783,518	16,493,054
Cincinnati Bell Inc.(a)	1,682,197	4,710,152
CommScope Inc.(a)	796,158	24,856,053
NeuStar Inc. Class A(a)	570,157	14,852,590
Plantronics Inc.	398,707	14,839,874
Polycom Inc.(a)	715,270	27,881,225
RF Micro Devices Inc.(a)	2,301,865	16,918,708
Syniverse Holdings Inc.(a)	588,587	18,157,909
Telephone and Data Systems Inc.	769,564	28,127,564
tw telecom inc.(a)	1,267,371	21,608,675

		207,580,906
TEXTILES—0.29%
Mohawk Industries Inc.(a)	471,157	26,742,871

		26,742,871
TRANSPORTATION—1.66%
Alexander & Baldwin Inc.	345,322	13,823,240
Con-way Inc.	458,534	16,768,588
J.B. Hunt Transport Services Inc.	743,382	30,337,419
Kansas City Southern Industries Inc.(a)	859,371	41,129,496
Kirby Corp.(a)	448,351	19,749,862
Landstar System Inc.	411,275	16,837,599
Overseas Shipholding Group Inc.	224,834	7,963,620
Werner Enterprises Inc.	372,072	8,408,827

		155,018,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

December 31, 2010

TRUCKING & LEASING—0.15%
GATX Corp.	387,403	13,667,578

		13,667,578
WATER—0.28%
Aqua America Inc.(b)	1,152,028	25,897,589

		25,897,589

TOTAL COMMON STOCKS
(Cost: $8,076,399,350)		9,300,577,100

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.69%

MONEY MARKET FUNDS—7.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	617,845,728	617,845,728
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	89,795,856	89,795,856
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	8,938,408	8,938,408

		716,579,992

TOTAL SHORT-TERM INVESTMENTS
(Cost: $716,579,992)		716,579,992

TOTAL INVESTMENTS IN SECURITIES—107.53%
(Cost: $8,792,979,342)		10,017,157,092
Other Assets, Less Liabilities—(7.53)%		(701,812,445)

NET ASSETS—100.00%		$9,315,344,647

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.41%
Lamar Advertising Co. Class A(a)	308,229	$12,279,843

		12,279,843
AEROSPACE & DEFENSE—0.69%
BE Aerospace Inc.(a)	549,773	20,358,095

		20,358,095
AIRLINES—0.22%
Alaska Air Group Inc.(a)	116,686	6,614,929

		6,614,929
APPAREL—2.55%
Deckers Outdoor Corp.(a)	207,232	16,524,680
Guess? Inc.	341,352	16,152,777
Hanesbrands Inc.(a)	185,863	4,720,920
Phillips-Van Heusen Corp.	356,802	22,482,094
Timberland Co. Class A(a)	104,033	2,558,171
Warnaco Group Inc. (The)(a)	239,310	13,178,802

		75,617,444
AUTO MANUFACTURERS—0.32%
Oshkosh Corp.(a)	268,252	9,453,200

		9,453,200
AUTO PARTS & EQUIPMENT—0.88%
BorgWarner Inc.(a)	360,797	26,107,271

		26,107,271
BANKS—0.41%
Bank of Hawaii Corp.	90,968	4,294,599
SVB Financial Group(a)	79,227	4,202,992
Westamerica Bancorporation	67,476	3,742,894

		12,240,485
BEVERAGES—1.35%
Green Mountain Coffee Roasters Inc.(a)(b)	623,187	20,477,925
Hansen Natural Corp.(a)	371,445	19,419,144

		39,897,069
BIOTECHNOLOGY—0.99%
Bio-Rad Laboratories Inc. Class A(a)	60,838	6,318,026
Charles River Laboratories International Inc.(a)	140,011	4,975,991
Vertex Pharmaceuticals Inc.(a)	513,454	17,986,294

		29,280,311

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

BUILDING MATERIALS—0.41%
Lennox International Inc.	96,788	4,577,104
Martin Marietta Materials Inc.(b)	83,179	7,672,431

		12,249,535
CHEMICALS—2.72%
Albemarle Corp.	492,251	27,457,761
Intrepid Potash Inc.(a)(b)	238,166	8,881,210
Lubrizol Corp.	352,774	37,704,485
NewMarket Corp.	53,154	6,557,609

		80,601,065
COAL—0.62%
Arch Coal Inc.	401,903	14,090,719
Patriot Coal Corp.(a)	215,818	4,180,395

		18,271,114
COMMERCIAL SERVICES—4.42%
Alliance Data Systems Corp.(a)(b)	279,543	19,855,939
Corporate Executive Board Co. (The)	107,247	4,027,125
Corrections Corp. of America(a)	337,764	8,464,366
Deluxe Corp.	107,855	2,482,822
FTI Consulting Inc.(a)	132,681	4,946,348
Gartner Inc.(a)	392,817	13,041,524
ITT Educational Services Inc.(a)(b)	140,721	8,962,520
Lender Processing Services Inc.	491,035	14,495,353
Pharmaceutical Product Development Inc.	249,371	6,767,929
Rollins Inc.	339,815	6,711,346
Service Corp. International	685,134	5,652,356
Sotheby’s	360,587	16,226,415
Strayer Education Inc.(b)	72,875	11,093,032
Towers Watson & Co. Class A	97,665	5,084,440
United Rentals Inc.(a)	133,782	3,043,541

		130,855,056
COMPUTERS—3.62%
Cadence Design Systems Inc.(a)	662,576	5,472,878
DST Systems Inc.	95,977	4,256,580
FactSet Research Systems Inc.(b)	249,250	23,369,680
Jack Henry & Associates Inc.	460,420	13,421,243
Mentor Graphics Corp.(a)	206,912	2,482,944
MICROS Systems Inc.(a)	433,223	19,001,161
Riverbed Technology Inc.(a)	790,217	27,791,932
Synopsys Inc.(a)	423,443	11,394,851

		107,191,269
COSMETICS & PERSONAL CARE—0.32%
Alberto-Culver Co.	253,783	9,400,122

		9,400,122
DISTRIBUTION & WHOLESALE—0.71%
LKQ Corp.(a)	776,498	17,642,034
Watsco Inc.	54,070	3,410,736

		21,052,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

DIVERSIFIED FINANCIAL SERVICES—1.87%
Affiliated Managers Group Inc.(a)	158,058	15,682,515
Eaton Vance Corp.	388,155	11,733,926
Greenhill & Co. Inc.(b)	66,631	5,442,420
Jefferies Group Inc.(b)	240,083	6,393,410
Waddell & Reed Financial Inc. Class A	459,117	16,202,239

		55,454,510
ELECTRIC—0.37%
Black Hills Corp.	105,785	3,173,550
DPL Inc.	306,795	7,887,699

		11,061,249
ELECTRICAL COMPONENTS & EQUIPMENT—1.47%
AMETEK Inc.	542,080	21,276,640
Energizer Holdings Inc.(a)	163,219	11,898,665
Hubbell Inc. Class B	171,070	10,286,439

		43,461,744
ELECTRONICS—3.64%
Gentex Corp.	754,574	22,305,207
Itron Inc.(a)	152,006	8,428,733
Mettler-Toledo International Inc.(a)	176,455	26,681,760
National Instruments Corp.	167,569	6,307,297
Thomas & Betts Corp.(a)	175,462	8,474,815
Trimble Navigation Ltd.(a)	406,772	16,242,406
Vishay Intertechnology Inc.(a)	513,985	7,545,300
Woodward Governor Co.	318,753	11,972,363

		107,957,881
ENTERTAINMENT—0.79%
Bally Technologies Inc.(a)(b)	288,273	12,162,238
DreamWorks Animation SKG Inc. Class A(a)(b)	385,174	11,351,078

		23,513,316
ENVIRONMENTAL CONTROL—0.49%
Clean Harbors Inc.(a)	53,144	4,468,347
Waste Connections Inc.	365,262	10,055,663

		14,524,010
FOOD—0.60%
Corn Products International Inc.	223,654	10,288,084
Flowers Foods Inc.	216,435	5,824,266
Tootsie Roll Industries Inc.	56,678	1,641,962

		17,754,312
FOREST PRODUCTS & PAPER—0.65%
Potlatch Corp.(b)	71,166	2,316,453
Rayonier Inc.	207,974	10,922,795
Rock-Tenn Co. Class A	113,096	6,101,529

		19,340,777

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

GAS—0.51%
National Fuel Gas Co.	229,812	15,080,263

		15,080,263
HAND & MACHINE TOOLS—1.10%
Baldor Electric Co.	253,596	15,986,692
Kennametal Inc.	146,032	5,762,423
Lincoln Electric Holdings Inc.	79,731	5,204,042
Regal Beloit Corp.	85,309	5,695,229

		32,648,386
HEALTH CARE - PRODUCTS—6.85%
Beckman Coulter Inc.	156,409	11,766,649
Edwards Lifesciences Corp.(a)	613,702	49,611,670
Gen-Probe Inc.(a)	259,214	15,125,137
Henry Schein Inc.(a)	267,907	16,446,811
Hill-Rom Holdings Inc.	132,558	5,218,808
Hologic Inc.(a)	474,984	8,939,199
IDEXX Laboratories Inc.(a)(b)	309,144	21,398,948
Immucor Inc.(a)	226,420	4,489,909
Kinetic Concepts Inc.(a)	336,630	14,098,064
Masimo Corp.	190,536	5,538,881
ResMed Inc.(a)(b)	812,746	28,153,521
Steris Corp.	159,414	5,812,234
TECHNE Corp.	115,571	7,589,548
Thoratec Corp.(a)	314,303	8,901,061

		203,090,440
HEALTH CARE - SERVICES—2.72%
Covance Inc.(a)(b)	195,281	10,039,396
Health Management Associates Inc. Class A(a)	1,347,715	12,857,201
Lincare Holdings Inc.	524,895	14,082,933
MEDNAX Inc.(a)	256,406	17,253,560
Universal Health Services Inc. Class B	522,901	22,704,361
WellCare Health Plans Inc.(a)	116,940	3,533,927

		80,471,378
HOUSEHOLD PRODUCTS & WARES—1.87%
Church & Dwight Co. Inc.	191,256	13,200,489
Fossil Inc.(a)	276,261	19,470,875
Scotts Miracle-Gro Co. (The) Class A	126,327	6,413,622
Tupperware Brands Corp.	339,534	16,185,586

		55,270,572
INSURANCE—0.47%
Arthur J. Gallagher & Co.	244,866	7,120,703
Brown & Brown Inc.	289,002	6,918,708

		14,039,411
INTERNET—2.23%
Digital River Inc.(a)	213,260	7,340,409
Equinix Inc.(a)	247,275	20,093,567
Rackspace Hosting Inc.(a)(b)	522,138	16,400,355
TIBCO Software Inc.(a)	897,710	17,693,864

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

ValueClick Inc.(a)	282,909	4,535,031

		66,063,226
IRON & STEEL—0.12%
Carpenter Technology Corp.	87,698	3,528,968

		3,528,968
LEISURE TIME—1.27%
Life Time Fitness Inc.(a)(b)	225,200	9,230,948
Polaris Industries Inc.	182,230	14,217,585
WMS Industries Inc.(a)	310,650	14,053,806

		37,502,339
MACHINERY—5.56%
AGCO Corp.(a)	260,180	13,180,719
Bucyrus International Inc.	435,461	38,930,214
Gardner Denver Inc.	282,146	19,417,288
Graco Inc.	154,929	6,111,949
IDEX Corp.	246,560	9,645,427
Joy Global Inc.	555,111	48,155,879
Nordson Corp.	105,899	9,730,000
Wabtec Corp.	149,416	7,902,612
Zebra Technologies Corp. Class A(a)	304,005	11,549,150

		164,623,238
MANUFACTURING—1.55%
Acuity Brands Inc.	85,874	4,952,354
AptarGroup Inc.	191,100	9,090,627
Crane Co.	146,847	6,031,006
Donaldson Co. Inc.	222,141	12,946,377
Lancaster Colony Corp.	59,079	3,379,319
SPX Corp.	132,243	9,454,052

		45,853,735
MEDIA—0.23%
John Wiley & Sons Inc. Class A	150,080	6,789,619

		6,789,619
METAL FABRICATE & HARDWARE—0.57%
Timken Co. (The)	212,353	10,135,609
Valmont Industries Inc.	77,084	6,839,663

		16,975,272
MINING—0.53%
Compass Minerals International Inc.	175,947	15,706,789

		15,706,789
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	110,788	2,802,936

		2,802,936
OIL & GAS—2.57%
Atwood Oceanics Inc.(a)	301,653	11,272,773
Bill Barrett Corp.(a)(b)	249,540	10,263,580

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

Cimarex Energy Co.	264,102	23,380,950
Forest Oil Corp.(a)(b)	268,256	10,185,681
Quicksilver Resources Inc.(a)	631,776	9,312,378
SM Energy Co.	196,685	11,590,647

		76,006,009
OIL & GAS SERVICES—1.71%
Dril-Quip Inc.(a)	184,316	14,325,040
Oceaneering International Inc.(a)	290,927	21,420,955
Superior Energy Services Inc.(a)	423,792	14,828,482

		50,574,477
PACKAGING & CONTAINERS—0.40%
Packaging Corp. of America	275,442	7,117,421
Silgan Holdings Inc.	132,661	4,750,591

		11,868,012
PHARMACEUTICALS—2.75%
Endo Pharmaceuticals Holdings Inc.(a)	621,420	22,190,908
Medicis Pharmaceutical Corp. Class A	325,912	8,731,183
Perrigo Co.	446,226	28,259,493
United Therapeutics Corp.(a)	269,300	17,025,146
VCA Antech Inc.(a)	232,260	5,409,335

		81,616,065
REAL ESTATE—0.65%
Jones Lang LaSalle Inc.	229,290	19,242,017

		19,242,017
REAL ESTATE INVESTMENT TRUSTS—7.48%
Alexandria Real Estate Equities Inc.(b)	122,049	8,941,310
AMB Property Corp.	307,819	9,760,940
BRE Properties Inc. Class A	172,161	7,489,003
Camden Property Trust(b)	180,919	9,766,008
Corporate Office Properties Trust	359,733	12,572,668
Duke Realty Corp.	475,668	5,926,823
Essex Property Trust Inc.	85,910	9,812,640
Federal Realty Investment Trust	178,644	13,921,727
Highwoods Properties Inc.	142,045	4,524,133
Liberty Property Trust(b)	245,453	7,834,860
Macerich Co. (The)	699,401	33,130,625
Mack-Cali Realty Corp.	141,471	4,677,031
Nationwide Health Properties Inc.(b)	386,966	14,077,823
Omega Healthcare Investors Inc.(b)	275,604	6,184,554
Realty Income Corp.	402,983	13,782,019
Regency Centers Corp.	184,745	7,803,629
Senior Housing Properties Trust	338,380	7,424,057
SL Green Realty Corp.(b)	420,705	28,401,795
UDR Inc.(b)	450,542	10,596,748
Weingarten Realty Investors	214,201	5,089,416

		221,717,809
RETAIL—10.65%
99 Cents Only Stores(a)	126,263	2,012,632
Advance Auto Parts Inc.	451,828	29,888,422
Aeropostale Inc.(a)	497,188	12,250,712
American Eagle Outfitters Inc.	453,582	6,635,905

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

AnnTaylor Stores Corp.(a)	311,530	8,532,807
Ascena Retail Group Inc.(a)	372,615	9,844,488
Brinker International Inc.	243,835	5,091,275
Cheesecake Factory Inc. (The)(a)	318,655	9,769,962
Chico’s FAS Inc.	955,130	11,490,214
Chipotle Mexican Grill Inc.(a)	166,337	35,373,227
Copart Inc.(a)	375,700	14,032,395
Dick’s Sporting Goods Inc.(a)	476,523	17,869,613
Dollar Tree Inc.(a)	673,088	37,746,775
J. Crew Group Inc.(a)	343,779	14,830,626
MSC Industrial Direct Co. Inc. Class A	136,541	8,832,837
Panera Bread Co. Class A(a)	163,154	16,512,816
PetSmart Inc.	632,221	25,175,040
Tractor Supply Co.	392,002	19,008,177
Under Armour Inc. Class A(a)(b)	189,245	10,378,196
Williams-Sonoma Inc.	570,710	20,368,640

		315,644,759
SEMICONDUCTORS—6.04%
Atmel Corp.(a)	2,463,555	30,350,998
Cree Inc.(a)(b)	582,992	38,413,343
Fairchild Semiconductor International Inc.(a)	380,519	5,939,902
International Rectifier Corp.(a)	172,052	5,108,224
Lam Research Corp.(a)	337,212	17,460,837
Rovi Corp.(a)	565,325	35,055,803
Semtech Corp.(a)	335,107	7,586,822
Silicon Laboratories Inc.(a)	235,191	10,823,490
Skyworks Solutions Inc.(a)	985,283	28,208,652

		178,948,071
SOFTWARE—6.55%
ACI Worldwide Inc.(a)	178,979	4,809,166
Acxiom Corp.(a)	190,248	3,262,753
Advent Software Inc.(a)	86,125	4,988,360
Allscripts Healthcare Solutions Inc.(a)	1,005,922	19,384,117
ANSYS Inc.(a)	489,181	25,471,655
Broadridge Financial Solutions Inc.	342,544	7,511,990
Concur Technologies Inc.(a)	245,174	12,731,886
Fair Isaac Corp.	77,403	1,808,908
Global Payments Inc.	428,365	19,794,747
Informatica Corp.(a)(b)	504,498	22,213,047
ManTech International Corp. Class A(a)	62,001	2,562,501
MSCI Inc. Class A(a)	638,521	24,876,778
Parametric Technology Corp.(a)	322,923	7,275,455
Quest Software Inc.(a)	323,257	8,967,149
SEI Investments Co.	384,283	9,142,092
Solera Holdings Inc.	377,675	19,382,281

		194,182,885
TELECOMMUNICATIONS—3.47%
ADTRAN Inc.	339,280	12,285,329
Ciena Corp.(a)(b)	247,153	5,202,571
CommScope Inc.(a)	511,077	15,955,824
NeuStar Inc. Class A(a)	342,494	8,921,969
Plantronics Inc.	164,331	6,116,400
Polycom Inc.(a)	459,139	17,897,238
RF Micro Devices Inc.(a)	1,478,046	10,863,638
Syniverse Holdings Inc.(a)	377,596	11,648,836

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

December 31, 2010

tw telecom inc.(a)	813,590	13,871,709

		102,763,514
TRANSPORTATION—1.12%
J.B. Hunt Transport Services Inc.	252,956	10,323,134
Kansas City Southern Industries Inc.(a)	248,316	11,884,404
Kirby Corp.(a)(b)	161,012	7,092,579
Landstar System Inc.	95,320	3,902,401

		33,202,518
WATER—0.29%
Aqua America Inc.	376,996	8,474,870

		8,474,870

TOTAL COMMON STOCKS
(Cost: $2,561,119,058)		2,959,224,955

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.28%

MONEY MARKET FUNDS—8.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	212,002,506	212,002,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	30,811,812	30,811,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,421,606	2,421,606

		245,235,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,235,924)		245,235,924

TOTAL INVESTMENTS IN SECURITIES—108.15%
(Cost: $2,806,354,982)		3,204,460,879
Other Assets, Less Liabilities—(8.15)%		(241,585,304)

NET ASSETS—100.00%		$2,962,875,575

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.09%
Harte-Hanks Inc.	144,488	$1,845,112

		1,845,112

AEROSPACE & DEFENSE—0.44%
Alliant Techsystems Inc.(a)	123,570	9,197,315

		9,197,315

AGRICULTURE—0.17%
Universal Corp.	88,574	3,604,962

		3,604,962

AIRLINES—0.57%
AirTran Holdings Inc.(a)	504,382	3,727,383
Alaska Air Group Inc.(a)	56,052	3,177,588
JetBlue Airways Corp.(a)(b)	746,952	4,937,353

		11,842,324

APPAREL—0.36%
Hanesbrands Inc.(a)	227,243	5,771,972
Timberland Co. Class A(a)	71,696	1,763,005

		7,534,977

AUTO MANUFACTURERS—0.26%
Oshkosh Corp.(a)	151,487	5,338,402

		5,338,402

AUTO PARTS & EQUIPMENT—0.60%
BorgWarner Inc.(a)	173,139	12,528,338

		12,528,338

BANKS—6.84%
Associated Banc-Corp	642,160	9,728,724
BancorpSouth Inc.	271,777	4,334,843
Bank of Hawaii Corp.	116,169	5,484,339
Cathay General Bancorp	290,793	4,856,243
City National Corp.	172,119	10,561,222
Commerce Bancshares Inc.	287,751	11,432,347
Cullen/Frost Bankers Inc.	226,122	13,820,577
East West Bancorp Inc.	549,195	10,736,762
FirstMerit Corp.	403,728	7,989,777
Fulton Financial Corp.	738,139	7,632,357
International Bancshares Corp.(b)	195,348	3,912,820
PacWest Bancorp	117,207	2,505,886
Prosperity Bancshares Inc.	173,155	6,801,528
SVB Financial Group(a)	101,167	5,366,909
Synovus Financial Corp.	2,913,051	7,690,455
TCF Financial Corp.(b)	470,883	6,973,777
Trustmark Corp.	210,670	5,233,043
Valley National Bancorp(b)	598,482	8,558,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

Webster Financial Corp.	271,419	5,346,954
Westamerica Bancorporation	61,759	3,425,772

		142,392,628

BIOTECHNOLOGY—1.02%
Bio-Rad Laboratories Inc. Class A(a)	30,431	3,160,259
Charles River Laboratories International Inc.(a)	117,470	4,174,884
Vertex Pharmaceuticals Inc.(a)	399,606	13,998,198

		21,333,341

BUILDING MATERIALS—0.72%
Lennox International Inc.	99,746	4,716,988
Martin Marietta Materials Inc.(b)	111,502	10,284,945

		15,001,933

CHEMICALS—3.56%
Ashland Inc.	292,589	14,881,077
Cabot Corp.	242,634	9,135,170
Cytec Industries Inc.	183,251	9,723,298
Minerals Technologies Inc.	68,542	4,483,332
Olin Corp.	294,960	6,052,579
RPM International Inc.	478,303	10,570,496
Sensient Technologies Corp.	184,327	6,770,331
Valspar Corp. (The)	365,393	12,598,751

		74,215,034

COAL—0.69%
Arch Coal Inc.	325,376	11,407,683
Patriot Coal Corp.(a)(b)	148,758	2,881,442

		14,289,125

COMMERCIAL SERVICES—4.19%
Aaron’s Inc.(b)	270,364	5,512,722
Career Education Corp.(a)	243,942	5,056,918
Convergys Corp.(a)	451,648	5,948,204
CoreLogic Inc.	386,324	7,154,720
Corporate Executive Board Co. (The)	53,741	2,017,975
Corrections Corp. of America(a)	175,479	4,397,504
Deluxe Corp.	116,361	2,678,630
FTI Consulting Inc.(a)	80,721	3,009,279
Korn/Ferry International(a)	171,255	3,957,703
Manpower Inc.	302,661	18,995,004
Navigant Consulting Inc.(a)	186,136	1,712,451
Pharmaceutical Product Development Inc.	269,012	7,300,986
Rent-A-Center Inc.	238,073	7,684,996
Service Corp. International	436,858	3,604,079
Towers Watson & Co. Class A	101,044	5,260,351
United Rentals Inc.(a)	132,904	3,023,566

		87,315,088

COMPUTERS—1.81%
Cadence Design Systems Inc.(a)	534,236	4,412,789
Diebold Inc.	243,719	7,811,194
DST Systems Inc.	66,269	2,939,030
Mentor Graphics Corp.(a)	265,107	3,181,284
NCR Corp.(a)	591,110	9,085,361
SRA International Inc. Class A(a)	159,449	3,260,732

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

Synopsys Inc.(a)	259,044	6,970,874

		37,661,264
COSMETICS & PERSONAL CARE—0.26%
Alberto-Culver Co.	143,634	5,320,203

		5,320,203
DISTRIBUTION & WHOLESALE—1.43%
Ingram Micro Inc. Class A(a)	581,833	11,107,192
Owens & Minor Inc.	234,941	6,914,314
Tech Data Corp.(a)	172,998	7,615,372
Watsco Inc.	66,002	4,163,406

		29,800,284
DIVERSIFIED FINANCIAL SERVICES—1.79%
Affiliated Managers Group Inc.(a)	82,289	8,164,715
Eaton Vance Corp.	171,243	5,176,676
Greenhill & Co. Inc.	47,606	3,888,458
Jefferies Group Inc.	293,812	7,824,214
Raymond James Financial Inc.	370,882	12,127,841

		37,181,904
ELECTRIC—6.27%
Alliant Energy Corp.	411,340	15,124,972
Black Hills Corp.	72,915	2,187,450
Cleco Corp.	225,366	6,932,258
DPL Inc.	229,405	5,898,003
Dynegy Inc.(a)(b)	382,590	2,150,156
Great Plains Energy Inc.	503,348	9,759,918
Hawaiian Electric Industries Inc.	349,389	7,962,575
IDACORP Inc.	182,257	6,739,864
MDU Resources Group Inc.	698,541	14,159,426
NSTAR	384,370	16,216,570
NV Energy Inc.	872,650	12,260,732
OGE Energy Corp.	361,698	16,471,727
PNM Resources Inc.	320,760	4,176,295
Westar Energy Inc.	413,333	10,399,458

		130,439,404
ELECTRICAL COMPONENTS & EQUIPMENT—1.24%
AMETEK Inc.	219,741	8,624,834
Energizer Holdings Inc.(a)	149,290	10,883,241
Hubbell Inc. Class B	104,672	6,293,928

		25,802,003
ELECTRONICS—2.57%
Arrow Electronics Inc.(a)	429,696	14,717,088
Avnet Inc.(a)	563,864	18,624,428
Itron Inc.(a)	44,754	2,481,609
National Instruments Corp.	102,163	3,845,415
Thomas & Betts Corp.(a)	70,997	3,429,155
Trimble Navigation Ltd.(a)	164,758	6,578,787
Vishay Intertechnology Inc.(a)	257,588	3,781,392

		53,457,874

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

ENGINEERING & CONSTRUCTION—2.71%
AECOM Technology Corp.(a)	439,847	12,302,520
Granite Construction Inc.	127,025	3,484,296
KBR Inc.	560,159	17,068,045
Shaw Group Inc. (The)(a)	315,264	10,791,487
URS Corp.(a)	307,040	12,775,934

		56,422,282
ENTERTAINMENT—0.25%
International Speedway Corp. Class A	109,064	2,854,205
Scientific Games Corp. Class A(a)	235,489	2,345,470

		5,199,675
ENVIRONMENTAL CONTROL—0.60%
Clean Harbors Inc.(a)	48,582	4,084,775
Mine Safety Appliances Co.	114,952	3,578,456
Waste Connections Inc.	174,789	4,811,941

		12,475,172
FOOD—2.05%
Corn Products International Inc.	126,375	5,813,250
Flowers Foods Inc.	132,488	3,565,252
Ralcorp Holdings Inc.(a)	203,817	13,250,143
Ruddick Corp.	158,477	5,838,293
Smithfield Foods Inc.(a)	616,012	12,708,327
Tootsie Roll Industries Inc.(b)	51,877	1,502,877

		42,678,142
FOREST PRODUCTS & PAPER—1.35%
Louisiana-Pacific Corp.(a)	490,535	4,640,461
Potlatch Corp.(b)	99,798	3,248,425
Rayonier Inc.	155,433	8,163,341
Rock-Tenn Co. Class A	66,658	3,596,199
Temple-Inland Inc.	400,061	8,497,296

		28,145,722
GAS—3.93%
AGL Resources Inc.	289,587	10,381,694
Atmos Energy Corp.	335,524	10,468,349
Energen Corp.	266,750	12,873,355
National Fuel Gas Co.	146,393	9,606,309
Southern Union Co.	461,994	11,120,195
UGI Corp.	409,897	12,944,547
Vectren Corp.	302,990	7,689,886
WGL Holdings Inc.	189,436	6,776,126

		81,860,461
HAND & MACHINE TOOLS—0.98%
Kennametal Inc.	203,918	8,046,604
Lincoln Electric Holdings Inc.	101,933	6,653,167
Regal Beloit Corp.	84,475	5,639,551

		20,339,322

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

HEALTH CARE - PRODUCTS—2.44%
Beckman Coulter Inc.	149,034	11,211,828
Henry Schein Inc.(a)	157,502	9,669,048
Hill-Rom Holdings Inc.	142,552	5,612,272
Hologic Inc.(a)	636,475	11,978,459
Immucor Inc.(a)	104,217	2,066,623
Masimo Corp.	87,073	2,531,212
Steris Corp.	109,421	3,989,490
TECHNE Corp.	57,979	3,807,481

		50,866,413
HEALTH CARE - SERVICES—1.93%
Community Health Systems Inc.(a)	343,408	12,833,157
Covance Inc.(a)	105,886	5,443,599
Health Net Inc.(a)	354,565	9,676,079
Kindred Healthcare Inc.(a)	146,978	2,699,986
LifePoint Hospitals Inc.(a)	195,517	7,185,250
WellCare Health Plans Inc.(a)	77,746	2,349,484

		40,187,555
HOME BUILDERS—1.94%
KB Home	267,110	3,603,314
M.D.C. Holdings Inc.	139,541	4,014,595
NVR Inc.(a)	20,928	14,461,666
Ryland Group Inc.	164,253	2,797,229
Thor Industries Inc.	157,188	5,338,104
Toll Brothers Inc.(a)	535,505	10,174,595

		40,389,503
HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A	148,173	3,283,514
Church & Dwight Co. Inc.	131,978	9,109,121
Scotts Miracle-Gro Co. (The) Class A	83,800	4,254,526

		16,647,161
INSURANCE—7.41%
American Financial Group Inc.	291,888	9,425,064
Arthur J. Gallagher & Co.	224,038	6,515,025
Brown & Brown Inc.	234,024	5,602,535
Everest Re Group Ltd.	203,000	17,218,460
Fidelity National Financial Inc. Class A	842,233	11,521,748
First American Financial Corp.	386,829	5,779,225
Hanover Insurance Group Inc. (The)	167,390	7,820,461
HCC Insurance Holdings Inc.	427,835	12,381,545
Mercury General Corp.	132,015	5,677,965
Old Republic International Corp.	944,454	12,872,908
Protective Life Corp.	317,883	8,468,403
Reinsurance Group of America Inc.	271,713	14,593,705
StanCorp Financial Group Inc.	170,671	7,704,089
Transatlantic Holdings Inc.	234,668	12,113,562
Unitrin Inc.	184,310	4,522,967
W.R. Berkley Corp.	441,316	12,083,232

		154,300,894
INTERNET—0.53%
AOL Inc.(a)	396,091	9,391,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

ValueClick Inc.(a)	105,413	1,689,770

		11,081,088
INVESTMENT COMPANIES—0.39%
Apollo Investment Corp.	723,752	8,011,935

		8,011,935
IRON & STEEL—1.59%
Carpenter Technology Corp.	103,009	4,145,082
Reliance Steel & Aluminum Co.	276,834	14,146,218
Steel Dynamics Inc.	805,391	14,738,655

		33,029,955
LODGING—0.11%
Boyd Gaming Corp.(a)(b)	208,672	2,211,923

		2,211,923
MACHINERY—1.90%
AGCO Corp.(a)	165,915	8,405,254
Graco Inc.	115,332	4,549,847
IDEX Corp.	133,494	5,222,285
Nordson Corp.	52,924	4,862,657
Terex Corp.(a)	404,087	12,542,861
Wabtec Corp.	74,945	3,963,841

		39,546,745
MANUFACTURING—4.37%
Acuity Brands Inc.(b)	100,861	5,816,654
AptarGroup Inc.	116,855	5,558,792
Brink’s Co. (The)	171,795	4,617,850
Carlisle Companies Inc.	226,300	8,993,162
Crane Co.	70,496	2,895,271
Donaldson Co. Inc.	130,556	7,608,804
Eastman Kodak Co.(a)(b)	997,743	5,347,902
Harsco Corp.	298,736	8,460,204
Lancaster Colony Corp.	30,772	1,760,158
Matthews International Corp. Class A	109,745	3,838,880
Pentair Inc.	366,205	13,370,145
SPX Corp.	95,007	6,792,050
Teleflex Inc.	148,369	7,983,736
Trinity Industries Inc.	295,910	7,874,165

		90,917,773
MEDIA—0.48%
John Wiley & Sons Inc. Class A	69,094	3,125,812
New York Times Co. (The) Class A(a)(b)	438,296	4,295,301
Scholastic Corp.	88,450	2,612,813

		10,033,926
METAL FABRICATE & HARDWARE—0.98%
Commercial Metals Co.	424,307	7,039,253
Timken Co. (The)	152,723	7,289,469
Valmont Industries Inc.	26,272	2,331,114
Worthington Industries Inc.	206,742	3,804,053

		20,463,889

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

OFFICE FURNISHINGS—0.41%
Herman Miller Inc.	135,873	3,437,587
HNI Corp.	166,172	5,184,566

		8,622,153
OIL & GAS—4.57%
Cimarex Energy Co.	132,004	11,686,314
Comstock Resources Inc.(a)	175,282	4,304,926
Forest Oil Corp.(a)	235,610	8,946,112
Frontier Oil Corp.(a)	392,139	7,062,423
Patterson-UTI Energy Inc.	571,904	12,324,531
Plains Exploration & Production Co.(a)	519,855	16,708,140
Pride International Inc.(a)	652,045	21,517,485
SM Energy Co.	98,274	5,791,287
Unit Corp.(a)	147,436	6,852,825

		95,194,043
OIL & GAS SERVICES—0.99%
Exterran Holdings Inc.(a)	234,315	5,611,844
Helix Energy Solutions Group Inc.(a)	391,010	4,746,861
Tidewater Inc.	190,728	10,268,796

		20,627,501
PACKAGING & CONTAINERS—1.36%
Greif Inc. Class A	115,487	7,148,645
Packaging Corp. of America	189,924	4,907,636
Silgan Holdings Inc.	95,369	3,415,164
Sonoco Products Co.	381,831	12,856,250

		28,327,695
PHARMACEUTICALS—0.70%
Omnicare Inc.	430,206	10,922,931
VCA Antech Inc.(a)	159,418	3,712,845

		14,635,776
PIPELINES—0.54%
Questar Corp.	648,045	11,282,463

		11,282,463
REAL ESTATE INVESTMENT TRUSTS—6.67%
Alexandria Real Estate Equities Inc.	121,154	8,875,742
AMB Property Corp.	412,379	13,076,538
BRE Properties Inc. Class A	118,667	5,162,015
Camden Property Trust(b)	129,883	7,011,084
Cousins Properties Inc.	383,801	3,200,900
Duke Realty Corp.	607,352	7,567,606
Equity One Inc.(b)	170,438	3,098,563
Essex Property Trust Inc.	56,910	6,500,260
Federal Realty Investment Trust	104,995	8,182,260
Highwoods Properties Inc.	156,887	4,996,851
Hospitality Properties Trust(b)	458,058	10,553,656
Liberty Property Trust(b)	254,277	8,116,522
Mack-Cali Realty Corp.	197,653	6,534,408
Nationwide Health Properties Inc.	201,446	7,328,606
Omega Healthcare Investors Inc.(b)	174,891	3,924,554

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

Realty Income Corp.	156,106	5,338,825
Regency Centers Corp.	176,123	7,439,436
Senior Housing Properties Trust	285,348	6,260,535
UDR Inc.(b)	364,875	8,581,860
Weingarten Realty Investors	298,991	7,104,026

		138,854,247
RETAIL—3.29%
99 Cents Only Stores(a)	87,030	1,387,258
American Eagle Outfitters Inc.	413,906	6,055,445
Barnes & Noble Inc.(b)	145,752	2,062,391
BJ’s Wholesale Club Inc.(a)	202,614	9,705,211
Bob Evans Farms Inc.	112,419	3,705,330
Brinker International Inc.	174,943	3,652,810
Collective Brands Inc.(a)	238,899	5,040,769
Foot Locker Inc.	577,654	11,333,571
MSC Industrial Direct Co. Inc. Class A	70,940	4,589,109
Office Depot Inc.(a)	1,028,145	5,551,983
Regis Corp.	214,411	3,559,223
Saks Inc.(a)(b)	596,773	6,385,471
Wendy’s/Arby’s Group Inc. Class A	1,192,849	5,510,962

		68,539,533
SAVINGS & LOANS—2.81%
Astoria Financial Corp.	304,196	4,231,366
First Niagara Financial Group Inc.	775,893	10,846,984
New York Community Bancorp Inc.	1,616,361	30,468,405
NewAlliance Bancshares Inc.	389,488	5,834,530
Washington Federal Inc.	417,339	7,061,376

		58,442,661
SEMICONDUCTORS—1.42%
Fairchild Semiconductor International Inc.(a)	198,301	3,095,479
Integrated Device Technology Inc.(a)	568,245	3,784,512
International Rectifier Corp.(a)	139,403	4,138,875
Intersil Corp. Class A	461,440	7,046,189
Lam Research Corp.(a)	223,602	11,578,111

		29,643,166
SOFTWARE—1.11%
Acxiom Corp.(a)	166,969	2,863,518
Broadridge Financial Solutions Inc.	227,334	4,985,435
Fair Isaac Corp.	94,917	2,218,210
ManTech International Corp. Class A(a)	41,154	1,700,895
Parametric Technology Corp.(a)	213,823	4,817,432
SEI Investments Co.	276,072	6,567,753

		23,153,243
TELECOMMUNICATIONS—0.99%
Ciena Corp.(a)(b)	176,623	3,717,914
Cincinnati Bell Inc.(a)	752,165	2,106,062
Plantronics Inc.	63,780	2,373,892
Telephone and Data Systems Inc.	340,936	12,461,211

		20,659,079

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

TEXTILES—0.57%
Mohawk Industries Inc.(a)	208,734	11,847,742

		11,847,742
TRANSPORTATION—2.20%
Alexander & Baldwin Inc.	153,002	6,124,670
Con-way Inc.	203,181	7,430,329
J.B. Hunt Transport Services Inc.	154,796	6,317,225
Kansas City Southern Industries Inc.(a)	209,245	10,014,466
Kirby Corp.(a)	87,286	3,844,948
Landstar System Inc.	116,418	4,766,153
Overseas Shipholding Group Inc.	99,664	3,530,099
Werner Enterprises Inc.	164,932	3,727,463

		45,755,353
TRUCKING & LEASING—0.29%
GATX Corp.	171,646	6,055,671

		6,055,671
WATER—0.27%
Aqua America Inc.(b)	249,614	5,611,323

		5,611,323

TOTAL COMMON STOCKS
(Cost: $1,957,765,122)		2,078,162,700

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.65%

MONEY MARKET FUNDS—3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	64,388,250	64,388,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	9,357,996	9,357,996
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,246,782	2,246,782

		75,993,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,993,028)		75,993,028

TOTAL INVESTMENTS IN SECURITIES—103.46%
(Cost: $2,033,758,150)		2,154,155,728
Other Assets, Less Liabilities—(3.46)%		(72,101,254)

NET ASSETS—100.00%		$2,082,054,474

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

December 31, 2010

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—2.48%
AAR Corp.(a)	548,872	$15,077,514
AeroVironment Inc.(a)(b)	210,889	5,658,152
Curtiss-Wright Corp.	644,327	21,391,656
Esterline Technologies Corp.(a)	420,318	28,829,612
GenCorp Inc.(a)(b)	827,825	4,279,855
Kaman Corp.	362,938	10,550,608
Moog Inc. Class A(a)	634,608	25,257,398
Orbital Sciences Corp.(a)	810,795	13,888,918
Teledyne Technologies Inc.(a)	507,332	22,307,388
Triumph Group Inc.	229,997	20,564,032

		167,805,133
AGRICULTURE—0.21%
Alliance One International Inc.(a)(b)	1,218,700	5,167,288
Andersons Inc. (The)	256,746	9,332,717

		14,500,005
AIRLINES—0.33%
Allegiant Travel Co.(b)	209,678	10,324,545
SkyWest Inc.	769,311	12,016,638

		22,341,183
APPAREL—2.39%
Carter’s Inc.(a)(b)	803,581	23,713,675
Crocs Inc.(a)	1,219,360	20,875,443
Iconix Brand Group Inc.(a)	1,013,655	19,573,678
K-Swiss Inc. Class A(a)	380,961	4,750,584
Liz Claiborne Inc.(a)(b)	1,319,100	9,444,756
Maidenform Brands Inc.(a)	325,785	7,743,910
Oxford Industries Inc.	195,188	4,998,765
Perry Ellis International Inc.(a)	140,592	3,862,062
Quiksilver Inc.(a)	1,807,531	9,164,182
SKECHERS U.S.A. Inc. Class A(a)	471,941	9,438,820
Steven Madden Ltd.(a)	321,873	13,428,542
True Religion Apparel Inc.(a)(b)	355,063	7,903,702
Volcom Inc.	239,727	4,523,649
Wolverine World Wide Inc.	682,480	21,757,462

		161,179,230
AUTO PARTS & EQUIPMENT—0.20%
Spartan Motors Inc.	457,798	2,787,990
Standard Motor Products Inc.	273,175	3,742,497
Superior Industries International Inc.	326,268	6,923,407

		13,453,894
BANKS—6.07%
Bank Mutual Corp.	634,471	3,032,771
Bank of the Ozarks Inc.	182,432	7,908,427
Boston Private Financial Holdings Inc.	1,073,097	7,028,785
City Holding Co.	216,113	7,829,774
Columbia Banking System Inc.	549,523	11,572,955

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Community Bank System Inc.	463,629	12,874,977
First BanCorp (Puerto Rico)(a)(b)	4,378,574	2,014,144
First Commonwealth Financial Corp.	1,316,702	9,322,250
First Financial Bancorp	811,574	14,997,888
First Financial Bankshares Inc.	291,490	14,918,458
First Midwest Bancorp Inc.	1,034,535	11,917,843
Glacier Bancorp Inc.	1,005,288	15,189,902
Hancock Holding Co.	412,526	14,380,656
Hanmi Financial Corp.(a)	2,096,489	2,410,962
Home Bancshares Inc.	307,279	6,769,356
Independent Bank Corp. (Massachusetts)	295,684	7,998,252
Nara Bancorp Inc.(a)	532,720	5,231,311
National Penn Bancshares Inc.	1,762,720	14,154,642
NBT Bancorp Inc.	481,615	11,631,002
Old National Bancorp	1,329,407	15,806,649
Pinnacle Financial Partners Inc.(a)	472,298	6,413,807
PrivateBancorp Inc.	817,860	11,760,827
S&T Bancorp Inc.	345,612	7,807,375
Signature Bank(a)	567,271	28,363,550
Simmons First National Corp. Class A	241,758	6,890,103
Sterling Bancorp	374,131	3,917,152
Sterling Bancshares Inc.	1,423,236	9,991,117
Susquehanna Bancshares Inc.	1,814,235	17,561,795
Texas Capital Bancshares Inc.(a)	513,716	10,926,739
Tompkins Financial Corp.	116,048	4,544,440
TrustCo Bank Corp. NY	1,082,207	6,861,192
UMB Financial Corp.	417,940	17,311,075
Umpqua Holdings Corp.	1,600,817	19,497,951
United Bankshares Inc.(b)	536,405	15,663,026
United Community Banks Inc.(a)	1,325,885	2,585,476
Whitney Holding Corp.	1,350,964	19,116,141
Wilmington Trust Corp.	1,283,598	5,570,815
Wilshire Bancorp Inc.	271,202	2,066,559
Wintrust Financial Corp.	480,396	15,867,480

		409,707,624
BEVERAGES—0.29%
Boston Beer Co. Inc. (The) Class A(a)	127,174	12,092,975
Peet’s Coffee & Tea Inc.(a)	179,670	7,499,426

		19,592,401
BIOTECHNOLOGY—1.29%
Affymetrix Inc.(a)	983,898	4,949,007
ArQule Inc.(a)	523,489	3,072,880
Cambrex Corp.(a)	412,901	2,134,698
CryoLife Inc.(a)	394,725	2,139,410
Enzo Biochem Inc.(a)	480,874	2,539,015
Integra LifeSciences Holdings Corp.(a)	284,398	13,452,025
Martek Biosciences Corp.(a)	468,032	14,649,402
Regeneron Pharmaceuticals Inc.(a)	1,015,439	33,336,862
Savient Pharmaceuticals Inc.(a)	981,676	10,935,871

		87,209,170
BUILDING MATERIALS—1.47%
AAON Inc.(b)	165,810	4,677,500
Apogee Enterprises Inc.	394,341	5,311,773
Comfort Systems USA Inc.	531,310	6,997,353
Drew Industries Inc.	268,237	6,094,345
Eagle Materials Inc.	617,501	17,444,403
NCI Building Systems Inc.(a)	234,634	3,282,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Quanex Building Products Corp.	525,144	9,961,982
Simpson Manufacturing Co. Inc.(b)	552,722	17,084,637
Texas Industries Inc.	388,679	17,793,724
Universal Forest Products Inc.	269,373	10,478,610

		99,126,857
CHEMICALS—1.60%
A. Schulman Inc.	439,608	10,062,627
American Vanguard Corp.	300,450	2,565,843
Arch Chemicals Inc.	351,223	13,321,888
Balchem Corp.	398,721	13,480,757
H.B. Fuller Co.	684,696	14,049,962
OM Group Inc.(a)	431,435	16,614,562
Penford Corp.(a)	155,813	952,017
PolyOne Corp.(a)	1,307,549	16,331,287
Quaker Chemical Corp.	159,615	6,651,157
Stepan Co.	107,876	8,227,703
Zep Inc.	305,225	6,067,873

		108,325,676
COMMERCIAL SERVICES—6.61%
ABM Industries Inc.	656,925	17,277,127
Administaff Inc.	311,917	9,139,168
American Public Education Inc.(a)(b)	250,709	9,336,403
AMN Healthcare Services Inc.(a)	548,633	3,368,607
Arbitron Inc.	376,569	15,635,145
Capella Education Co.(a)(b)	230,838	15,369,194
CDI Corp.	180,073	3,347,557
Chemed Corp.	318,559	20,231,682
Coinstar Inc.(a)(b)	442,624	24,981,699
Consolidated Graphics Inc.(a)	142,883	6,919,824
Corinthian Colleges Inc.(a)(b)	1,183,991	6,168,593
CorVel Corp.(a)	91,426	4,420,447
Cross Country Healthcare Inc.(a)	434,167	3,677,394
Exponent Inc.(a)	194,645	7,305,027
Forrester Research Inc.	204,521	7,217,546
GEO Group Inc. (The)(a)	900,735	22,212,125
Healthcare Services Group Inc.	921,259	14,988,884
HealthSpring Inc.(a)	799,992	21,223,788
Heartland Payment Systems Inc.	533,104	8,220,464
Heidrick & Struggles International Inc.	246,070	7,049,905
Hillenbrand Inc.	870,572	18,116,603
HMS Holdings Corp.(a)	385,175	24,947,785
Kelly Services Inc. Class A(a)	396,428	7,452,846
Kendle International Inc.(a)	205,531	2,238,233
Landauer Inc.	131,078	7,860,748
Live Nation Entertainment Inc.(a)	2,086,119	23,823,479
MAXIMUS Inc.	240,572	15,776,712
Medifast Inc.(a)(b)	188,269	5,437,209
Midas Inc.(a)	199,170	1,615,269
Monro Muffler Brake Inc.	422,206	14,604,106
On Assignment Inc.(a)	513,020	4,181,113
PAREXEL International Corp.(a)	812,915	17,258,185
Pre-Paid Legal Services Inc.(a)(b)	136,342	8,214,605
SFN Group Inc.(a)	742,266	7,244,516
StarTek Inc.(a)	167,463	849,037
TeleTech Holdings Inc.(a)	404,804	8,334,914
TrueBlue Inc.(a)	615,522	11,073,241
Universal Technical Institute Inc.	293,016	6,452,212
Viad Corp.	281,782	7,176,988
Volt Information Sciences Inc.(a)	162,638	1,406,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Wright Express Corp.(a)	535,042	24,611,932

		446,767,131
COMPUTERS—2.35%
Agilysys Inc.(a)	268,940	1,514,132
CACI International Inc. Class A(a)	423,786	22,630,172
CIBER Inc.(a)	979,241	4,582,848
Compellent Technologies Inc.(a)	324,570	8,954,886
Hutchinson Technology Inc.(a)(b)	323,438	1,199,955
iGATE Corp.	405,172	7,985,940
Insight Enterprises Inc.(a)	645,759	8,498,188
Integral Systems Inc.(a)	242,736	2,405,514
Manhattan Associates Inc.(a)	305,883	9,341,667
Mercury Computer Systems Inc.(a)	341,733	6,281,053
MTS Systems Corp.	213,432	7,995,163
NCI Inc. Class A(a)	108,608	2,496,898
NetScout Systems Inc.(a)	488,455	11,239,350
Radiant Systems Inc.(a)	462,629	9,053,650
RadiSys Corp.(a)	337,186	3,000,955
Sigma Designs Inc.(a)(b)	387,434	5,489,940
Stratasys Inc.(a)(b)	288,388	9,412,984
Super Micro Computer Inc.(a)(b)	352,140	4,063,696
Sykes Enterprises Inc.(a)	570,140	11,551,036
Synaptics Inc.(a)(b)	476,866	14,010,323
Tyler Technologies Inc.(a)	353,005	7,328,384

		159,036,734
DISTRIBUTION & WHOLESALE—1.00%
Brightpoint Inc.(a)	940,677	8,212,110
MWI Veterinary Supply Inc.(a)	173,943	10,984,501
Pool Corp.	694,800	15,660,792
ScanSource Inc.(a)	373,469	11,913,661
United Stationers Inc.(a)	323,527	20,644,258

		67,415,322
DIVERSIFIED FINANCIAL SERVICES—1.67%
Interactive Brokers Group Inc. Class A	589,613	10,506,904
Investment Technology Group Inc.(a)	584,438	9,567,250
LaBranche & Co. Inc.(a)	508,224	1,829,606
National Financial Partners Corp.(a)(b)	609,076	8,161,618
optionsXpress Holdings Inc.	594,021	9,308,309
Piper Jaffray Companies Inc.(a)	222,834	7,801,418
Portfolio Recovery Associates Inc.(a)(b)	238,486	17,934,147
Stifel Financial Corp.(a)	491,739	30,507,488
SWS Group Inc.	404,315	2,041,791
TradeStation Group Inc.(a)	557,145	3,760,729
World Acceptance Corp.(a)(b)	218,641	11,544,245

		112,963,505
ELECTRIC—1.76%
ALLETE Inc.	435,375	16,222,073
Avista Corp.	790,905	17,811,181
Central Vermont Public Service Corp.	183,969	4,021,562
CH Energy Group Inc.	221,007	10,805,032
El Paso Electric Co.(a)	595,657	16,398,437
NorthWestern Corp.	506,112	14,591,209
UIL Holdings Corp.	704,820	21,116,407

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

UniSource Energy Corp.	509,222	18,250,517

		119,216,418
ELECTRICAL COMPONENTS & EQUIPMENT—1.03%
Advanced Energy Industries Inc.(a)	540,947	7,378,517
Belden Inc.	655,972	24,152,889
Encore Wire Corp.	267,076	6,698,266
Greatbatch Inc.(a)	324,555	7,838,004
Littelfuse Inc.	310,687	14,620,930
Powell Industries Inc.(a)	123,248	4,052,394
Vicor Corp.	275,167	4,512,739

		69,253,739
ELECTRONICS—4.46%
American Science and Engineering Inc.	125,497	10,696,109
Analogic Corp.	178,761	8,850,457
Badger Meter Inc.	209,816	9,278,064
Bel Fuse Inc. Class B	162,898	3,893,262
Benchmark Electronics Inc.(a)	851,621	15,465,437
Brady Corp. Class A	734,704	23,958,697
Checkpoint Systems Inc.(a)	553,922	11,383,097
CTS Corp.	479,628	5,304,686
Cubic Corp.	220,307	10,387,475
Cymer Inc.(a)	413,711	18,645,955
Daktronics Inc.	491,567	7,825,747
Dionex Corp.(a)	243,454	28,730,007
Electro Scientific Industries Inc.(a)	334,839	5,367,469
FARO Technologies Inc.(a)	226,769	7,447,094
FEI Co.(a)	534,431	14,114,323
II-VI Inc.(a)	354,942	16,455,111
LoJack Corp.(a)	258,522	1,670,052
Methode Electronics Inc.	516,394	6,697,630
OSI Systems Inc.(a)	260,464	9,470,471
Park Electrochemical Corp.	287,869	8,636,070
Plexus Corp.(a)	565,794	17,505,666
Pulse Electronics Corp.	574,621	3,056,984
Rofin-Sinar Technologies Inc.(a)	396,994	14,069,467
Rogers Corp.(a)	220,699	8,441,737
Sonic Solutions Inc.(a)	684,891	10,273,365
TTM Technologies Inc.(a)	603,433	8,997,186
Watts Water Technologies Inc. Class A	408,958	14,963,773

		301,585,391
ENERGY - ALTERNATE SOURCES—0.06%
Headwaters Inc.(a)	848,747	3,887,261

		3,887,261
ENGINEERING & CONSTRUCTION—0.79%
Dycom Industries Inc.(a)	492,937	7,270,821
EMCOR Group Inc.(a)	928,650	26,912,277
Insituform Technologies Inc. Class A(a)	548,311	14,535,724
Orion Marine Group Inc.(a)	377,445	4,378,362

		53,097,184
ENTERTAINMENT—0.30%
Pinnacle Entertainment Inc.(a)	818,416	11,474,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Shuffle Master Inc.(a)	748,165	8,566,489

		20,040,682
ENVIRONMENTAL CONTROL—0.72%
Calgon Carbon Corp.(a)	786,928	11,898,351
Darling International Inc.(a)	1,152,724	15,308,175
Tetra Tech Inc.(a)	863,170	21,631,040

		48,837,566
FOOD—2.13%
Cal-Maine Foods Inc.(b)	187,423	5,918,818
Calavo Growers Inc.	167,031	3,850,064
Diamond Foods Inc.(b)	307,082	16,330,621
Hain Celestial Group Inc.(a)	599,020	16,209,481
J&J Snack Foods Corp.	198,991	9,599,326
Nash-Finch Co.	170,107	7,231,249
Sanderson Farms Inc.	269,949	10,568,503
Seneca Foods Corp. Class A(a)	128,445	3,465,446
Snyders-Lance Inc.	646,033	15,143,013
Spartan Stores Inc.	317,480	5,381,286
TreeHouse Foods Inc.(a)(b)	494,730	25,275,756
United Natural Foods Inc.(a)	673,217	24,693,600

		143,667,163
FOREST PRODUCTS & PAPER—0.99%
Buckeye Technologies Inc.	551,940	11,596,259
Clearwater Paper Corp.(a)	160,439	12,562,374
Deltic Timber Corp.	149,889	8,444,746
KapStone Paper and Packaging Corp.(a)	532,573	8,148,367
Neenah Paper Inc.	207,098	4,075,689
Schweitzer-Mauduit International Inc.	251,875	15,847,975
Wausau Paper Corp.	687,852	5,922,406

		66,597,816
GAS—1.88%
Laclede Group Inc. (The)	311,487	11,381,735
New Jersey Resources Corp.	576,492	24,852,570
Northwest Natural Gas Co.	372,371	17,304,080
Piedmont Natural Gas Co.	1,007,759	28,176,942
South Jersey Industries Inc.	417,512	22,052,984
Southwest Gas Corp.	636,565	23,342,838

		127,111,149
HEALTH CARE - PRODUCTS—3.68%
Abaxis Inc.(a)	311,869	8,373,683
Align Technology Inc.(a)(b)	949,269	18,548,716
American Medical Systems Holdings Inc.(a)	1,068,733	20,156,304
Cantel Medical Corp.	179,336	4,196,462
CONMED Corp.(a)	392,698	10,379,008
Cooper Companies Inc. (The)(b)	638,095	35,950,272
Cyberonics Inc.(a)	336,581	10,440,743
Haemonetics Corp.(a)	345,868	21,851,940
Hanger Orthopedic Group Inc.(a)	453,420	9,607,970
ICU Medical Inc.(a)	165,921	6,056,117
Invacare Corp.	452,985	13,662,028
Kensey Nash Corp.(a)(b)	119,248	3,318,672
LCA-Vision Inc.(a)	259,505	1,492,154
Meridian Bioscience Inc.	568,656	13,170,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Merit Medical Systems Inc.(a)	397,301	6,289,275
Natus Medical Inc.(a)	405,615	5,751,621
Palomar Medical Technologies Inc.(a)	260,602	3,703,154
PSS World Medical Inc.(a)	772,427	17,456,850
SurModics Inc.(a)	242,554	2,879,116
Symmetry Medical Inc.(a)	504,296	4,664,738
West Pharmaceutical Services Inc.	465,399	19,174,439
Zoll Medical Corp.(a)	300,514	11,188,136

		248,311,471
HEALTH CARE - SERVICES—2.57%
Air Methods Corp.(a)	155,660	8,758,988
Almost Family Inc.(a)	114,542	4,400,704
Amedisys Inc.(a)(b)	405,785	13,593,797
AMERIGROUP Corp.(a)	692,752	30,425,668
AmSurg Corp.(a)	431,688	9,043,864
Bio-Reference Laboratories Inc.(a)	343,582	7,620,649
Centene Corp.(a)	688,618	17,449,580
Ensign Group Inc. (The)	181,985	4,525,967
Genoptix Inc.(a)	247,080	4,699,462
Gentiva Health Services Inc.(a)	417,313	11,100,526
Healthways Inc.(a)	481,422	5,372,670
IPC The Hospitalist Co. Inc.(a)	226,846	8,849,262
LHC Group Inc.(a)(b)	220,106	6,603,180
Magellan Health Services Inc.(a)	468,801	22,164,911
MedCath Corp.(a)	287,191	4,006,314
Molina Healthcare Inc.(a)	237,612	6,617,494
RehabCare Group Inc.(a)	347,775	8,242,267

		173,475,303
HOME BUILDERS—0.43%
M/I Homes Inc.(a)	259,891	3,997,124
Meritage Homes Corp.(a)	448,577	9,958,409
Skyline Corp.	95,428	2,488,762
Standard-Pacific Corp.(a)(b)	1,393,878	6,411,839
Winnebago Industries Inc.(a)(b)	408,532	6,209,686

		29,065,820
HOME FURNISHINGS—0.51%
Audiovox Corp. Class A(a)	255,957	2,208,909
DTS Inc.(a)	239,461	11,745,562
Ethan Allen Interiors Inc.	400,738	8,018,767
La-Z-Boy Inc.(a)(b)	727,720	6,564,034
Universal Electronics Inc.(a)	207,193	5,878,066

		34,415,338
HOUSEHOLD PRODUCTS & WARES—0.53%
Blyth Inc.	75,770	2,612,550
Central Garden & Pet Co. Class A(a)	770,226	7,609,833
Helen of Troy Ltd.(a)	428,176	12,733,954
Kid Brands Inc.(a)	299,435	2,560,169
Standard Register Co. (The)	170,993	583,086
WD-40 Co.	233,557	9,407,676

		35,507,268
HOUSEWARES—0.54%
National Presto Industries Inc.	72,811	9,466,158

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Toro Co. (The)	437,546	26,970,336

		36,436,494
INSURANCE—2.32%
Amerisafe Inc.(a)	260,949	4,566,608
Delphi Financial Group Inc. Class A	759,254	21,896,885
eHealth Inc.(a)(b)	311,168	4,415,474
Employers Holdings Inc.	424,707	7,423,878
Horace Mann Educators Corp.	551,396	9,947,184
Infinity Property and Casualty Corp.	174,826	10,804,247
Navigators Group Inc. (The)(a)	173,784	8,750,024
Presidential Life Corp.	298,790	2,966,985
ProAssurance Corp.(a)	429,350	26,018,610
RLI Corp.	231,229	12,155,709
Safety Insurance Group Inc.	209,992	9,989,319
Selective Insurance Group Inc.	748,066	13,577,398
Stewart Information Services Corp.(b)	257,799	2,972,422
Tower Group Inc.	580,491	14,848,960
United Fire & Casualty Co.	298,135	6,654,373

		156,988,076
INTERNET—2.04%
Blue Coat Systems Inc.(a)	603,656	18,031,205
Blue Nile Inc.(a)(b)	201,043	11,471,514
comScore Inc.(a)	354,888	7,917,551
DealerTrack Holdings Inc.(a)	567,337	11,386,454
eResearchTechnology Inc.(a)	605,739	4,452,182
InfoSpace Inc.(a)	507,028	4,208,332
j2 Global Communications Inc.(a)(b)	637,453	18,454,264
Knot Inc. (The)(a)	429,228	4,240,773
Liquidity Services Inc.(a)	238,642	3,352,920
NutriSystem Inc.(b)	372,644	7,836,703
PCTEL Inc.(a)	259,115	1,554,690
Perficient Inc.(a)	417,708	5,221,350
RightNow Technologies Inc.(a)(b)	331,278	7,841,350
Sourcefire Inc.(a)(b)	390,979	10,138,085
Stamps.com Inc.	167,062	2,213,572
United Online Inc.	1,205,736	7,957,858
Websense Inc.(a)	583,858	11,823,124

		138,101,927
IRON & STEEL—0.14%
Gibraltar Industries Inc.(a)	425,113	5,768,784
Olympic Steel Inc.	128,412	3,682,856

		9,451,640
LEISURE TIME—0.66%
Arctic Cat Inc.(a)	171,355	2,508,637
Brunswick Corp.	1,239,032	23,219,460
Callaway Golf Co.(b)	903,590	7,291,971
Interval Leisure Group Inc.(a)	565,763	9,131,415
Multimedia Games Inc.(a)	390,491	2,178,940

		44,330,423
LODGING—0.09%
Marcus Corp.	300,797	3,991,576

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Monarch Casino & Resort Inc.(a)	156,656	1,958,200

		5,949,776
MACHINERY—1.69%
Albany International Corp. Class A	386,985	9,167,675
Applied Industrial Technologies Inc.	527,828	17,143,853
Astec Industries Inc.(a)	277,811	9,003,855
Briggs & Stratton Corp.	703,606	13,854,002
Cascade Corp.	129,201	6,108,623
Cognex Corp.	559,585	16,462,991
Gerber Scientific Inc.(a)	347,682	2,736,257
Intermec Inc.(a)	671,041	8,495,379
Intevac Inc.(a)	314,833	4,410,810
Lindsay Corp.(b)	175,015	10,401,141
Robbins & Myers Inc.(b)	460,752	16,485,707

		114,270,293
MANUFACTURING—2.72%
A.O. Smith Corp.	467,433	17,799,849
Actuant Corp. Class A	952,553	25,356,961
AZZ Inc.	175,073	7,004,671
Barnes Group Inc.	634,778	13,120,861
Ceradyne Inc.(a)	347,826	10,966,954
CLARCOR Inc.	704,175	30,202,066
EnPro Industries Inc.(a)	287,758	11,959,222
ESCO Technologies Inc.	370,992	14,038,337
Federal Signal Corp.	872,958	5,988,492
Griffon Corp.(a)	649,684	8,276,974
LSB Industries Inc.(a)	227,962	5,530,358
Lydall Inc.(a)	237,003	1,907,874
Myers Industries Inc.	495,513	4,826,297
Standex International Corp.	176,410	5,276,423
STR Holdings Inc.(a)(b)	577,695	11,553,900
Sturm, Ruger & Co. Inc.(b)	263,102	4,022,829
Tredegar Corp.	321,815	6,236,775

		184,068,843
MEDIA—0.30%
DG FastChannel Inc.(a)	339,033	9,791,273
Dolan Co. (The)(a)	428,103	5,959,194
E.W. Scripps Co. (The) Class A(a)	430,775	4,372,366

		20,122,833
METAL FABRICATE & HARDWARE—0.77%
A.M. Castle & Co.(a)	235,116	4,328,485
CIRCOR International Inc.	238,797	10,096,337
Kaydon Corp.	467,587	19,040,143
Lawson Products Inc.	55,711	1,386,647
Mueller Industries Inc.	528,870	17,294,049

		52,145,661
MINING—0.83%
AMCOL International Corp.	352,019	10,912,589
Brush Engineered Materials Inc.(a)	282,259	10,906,488
Century Aluminum Co.(a)	790,667	12,279,058
Kaiser Aluminum Corp.	206,637	10,350,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

RTI International Metals Inc.(a)	420,762	11,352,159

		55,800,741
MISCELLANEOUS - MANUFACTURING—0.12%
John Bean Technologies Corp.	393,804	7,927,275

		7,927,275
OFFICE FURNISHINGS—0.21%
Interface Inc. Class A	898,534	14,062,057

		14,062,057
OIL & GAS—1.80%
Contango Oil & Gas Co.(a)	179,402	10,392,758
Gulfport Energy Corp.(a)	442,024	9,569,820
Holly Corp.	617,221	25,164,100
Penn Virginia Corp.	636,238	10,701,523
Petroleum Development Corp.(a)	327,296	13,815,164
PetroQuest Energy Inc.(a)	780,144	5,874,484
Pioneer Drilling Co.(a)	760,058	6,696,111
Seahawk Drilling Inc.(a)	164,968	1,476,464
Stone Energy Corp.(a)	678,431	15,122,227
Swift Energy Co.(a)	581,884	22,780,758

		121,593,409
OIL & GAS SERVICES—3.21%
Basic Energy Services Inc.(a)	324,166	5,342,256
CARBO Ceramics Inc.	264,816	27,419,049
Gulf Island Fabrication Inc.	200,907	5,661,559
Hornbeck Offshore Services Inc.(a)	326,576	6,818,907
ION Geophysical Corp.(a)(b)	2,130,607	18,067,547
Lufkin Industries Inc.	420,059	26,207,481
Matrix Service Co.(a)	370,457	4,512,166
Oil States International Inc.(a)	706,331	45,268,754
SEACOR Holdings Inc.	296,847	30,008,263
Tetra Technologies Inc.(a)	1,064,728	12,638,321
World Fuel Services Corp.	965,668	34,918,555

		216,862,858
PHARMACEUTICALS—2.27%
Catalyst Health Solutions Inc.(a)	546,059	25,386,283
Cubist Pharmaceuticals Inc.(a)	828,868	17,737,775
Emergent BioSolutions Inc.(a)	302,042	7,085,905
Hi-Tech Pharmacal Co. Inc.(a)(b)	143,044	3,568,948
Neogen Corp.(a)	317,258	13,017,096
Par Pharmaceutical Companies Inc.(a)	497,515	19,159,302
PetMed Express Inc.(b)	318,333	5,669,511
PharMerica Corp.(a)	411,335	4,709,786
Salix Pharmaceuticals Ltd.(a)(b)	809,588	38,018,252
ViroPharma Inc.(a)(b)	1,089,934	18,877,657

		153,230,515
REAL ESTATE—0.14%
Forestar Group Inc.(a)	494,429	9,542,480

		9,542,480

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

REAL ESTATE INVESTMENT TRUSTS—7.61%
Acadia Realty Trust	562,108	10,252,850
BioMed Realty Trust Inc.	1,828,406	34,099,772
Cedar Shopping Centers Inc.	659,639	4,149,129
Colonial Properties Trust(b)	1,173,793	21,186,964
DiamondRock Hospitality Co.(a)(b)	2,160,194	25,922,328
EastGroup Properties Inc.	377,144	15,960,734
Entertainment Properties Trust	650,315	30,077,069
Extra Space Storage Inc.	1,223,573	21,290,170
Franklin Street Properties Corp.	970,972	13,836,351
Healthcare Realty Trust Inc.(b)	900,493	19,063,437
Home Properties Inc.	525,886	29,181,414
Inland Real Estate Corp.	1,057,235	9,303,668
Kilroy Realty Corp.	731,607	26,681,707
Kite Realty Group Trust	888,743	4,808,100
LaSalle Hotel Properties(b)	1,021,012	26,954,717
Lexington Realty Trust(b)	1,739,063	13,825,551
LTC Properties Inc.(b)	366,204	10,283,008
Medical Properties Trust Inc.	1,555,350	16,844,440
Mid-America Apartment Communities Inc.(b)	477,722	30,330,570
National Retail Properties Inc.(b)	1,166,610	30,915,165
Parkway Properties Inc.	307,616	5,389,432
Pennsylvania Real Estate Investment Trust(b)	773,605	11,240,481
Post Properties Inc.(b)	681,635	24,743,350
PS Business Parks Inc.	261,576	14,575,015
Saul Centers Inc.	160,750	7,611,512
Sovran Self Storage Inc.	386,496	14,226,918
Tanger Factory Outlet Centers Inc.	565,794	28,962,995
Universal Health Realty Income Trust(b)	167,488	6,118,337
Urstadt Biddle Properties Inc. Class A(b)	310,742	6,043,932

		513,879,116
RETAIL—7.86%
Big 5 Sporting Goods Corp.	306,164	4,675,124
Biglari Holdings Inc.(a)	19,996	8,202,559
BJ’s Restaurants Inc.(a)	315,706	11,185,464
Brown Shoe Co. Inc.	612,183	8,527,709
Buckle Inc. (The)(b)	364,816	13,779,100
Buffalo Wild Wings Inc.(a)(b)	254,127	11,143,469
Cabela’s Inc.(a)(b)	559,955	12,179,021
California Pizza Kitchen Inc.(a)	344,837	5,958,783
Casey’s General Stores Inc.	528,964	22,486,260
Cash America International Inc.	413,419	15,267,564
Cato Corp. (The) Class A	411,831	11,288,288
CEC Entertainment Inc.(a)	286,944	11,142,036
Children’s Place Retail Stores Inc. (The)(a)(b)	363,127	18,025,624
Christopher & Banks Corp.	502,929	3,093,013
Coldwater Creek Inc.(a)	842,703	2,671,369
Cracker Barrel Old Country Store Inc.	326,244	17,868,384
DineEquity Inc.(a)(b)	216,506	10,691,066
EZCORP Inc.(a)	696,116	18,885,627
Finish Line Inc. (The) Class A	745,344	12,812,463
First Cash Financial Services Inc.(a)	423,610	13,127,674
Fred’s Inc. Class A	550,213	7,570,931
Genesco Inc.(a)	336,122	12,601,214
Group 1 Automotive Inc.(b)	331,676	13,850,790
Haverty Furniture Companies Inc.	260,511	3,381,433
Hibbett Sports Inc.(a)	390,711	14,417,236
Hot Topic Inc.	625,594	3,922,474
HSN Inc.(a)	540,884	16,572,686
Jack in the Box Inc.(a)	739,533	15,626,332

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Jo-Ann Stores Inc.(a)	368,070	22,165,175
Jos. A. Bank Clothiers Inc.(a)	386,116	15,568,197
Kirkland’s Inc.(a)	220,398	3,092,184
Lithia Motors Inc. Class A(b)	304,749	4,354,863
Lumber Liquidators Holdings Inc.(a)(b)	325,049	8,096,971
MarineMax Inc.(a)	310,748	2,905,494
Men’s Wearhouse Inc. (The)	736,359	18,394,248
Movado Group Inc.(a)	242,746	3,917,920
O’Charley’s Inc.(a)	265,777	1,913,594
OfficeMax Inc.(a)(b)	1,188,360	21,033,972
P.F. Chang’s China Bistro Inc.(b)	321,014	15,556,339
Papa John’s International Inc.(a)	281,165	7,788,271
Pep Boys - Manny, Moe & Jack (The)	733,314	9,848,407
Red Robin Gourmet Burgers Inc.(a)	218,827	4,698,216
Ruby Tuesday Inc.(a)	906,307	11,836,369
Ruth’s Hospitality Group Inc.(a)	434,035	2,009,582
School Specialty Inc.(a)	225,054	3,135,002
Sonic Automotive Inc.	495,780	6,564,127
Sonic Corp.(a)	860,221	8,705,437
Stage Stores Inc.	510,708	8,855,677
Stein Mart Inc.	378,061	3,497,064
Texas Roadhouse Inc.(a)	812,640	13,953,029
Tuesday Morning Corp.(a)	513,247	2,709,944
Zale Corp.(a)(b)	316,115	1,346,650
Zumiez Inc.(a)(b)	290,253	7,799,098

		530,699,523
SAVINGS & LOANS—0.38%
Brookline Bancorp Inc.	824,292	8,943,568
Dime Community Bancshares Inc.	388,184	5,663,605
Provident Financial Services Inc.	724,987	10,969,053

		25,576,226
SEMICONDUCTORS—5.25%
ATMI Inc.(a)	437,969	8,733,102
Brooks Automation Inc.(a)	910,609	8,259,224
Cabot Microelectronics Corp.(a)	320,695	13,292,808
CEVA Inc.(a)	308,768	6,329,744
Cohu Inc.	334,916	5,552,907
Cypress Semiconductor Corp.(a)	2,317,520	43,059,522
Diodes Inc.(a)	502,465	13,561,530
DSP Group Inc.(a)	327,756	2,667,934
Exar Corp.(a)	621,295	4,336,639
Hittite Microwave Corp.(a)	344,522	21,029,623
Kopin Corp.(a)	906,647	3,771,651
Kulicke and Soffa Industries Inc.(a)	988,180	7,114,896
Micrel Inc.	693,764	9,011,994
Microsemi Corp.(a)	1,167,433	26,734,216
MKS Instruments Inc.(a)	703,549	17,229,915
Monolithic Power Systems Inc.(a)	501,258	8,280,782
Pericom Semiconductor Corp.(a)	349,349	3,835,852
Power Integrations Inc.(b)	390,676	15,681,735
Rudolph Technologies Inc.(a)	440,557	3,625,784
Standard Microsystems Corp.(a)	315,950	9,108,838
Supertex Inc.(a)	182,760	4,419,137
Tessera Technologies Inc.(a)	705,379	15,624,145
TriQuint Semiconductor Inc.(a)	2,222,972	25,986,543
Ultratech Inc.(a)	342,659	6,812,061
Varian Semiconductor Equipment Associates Inc.(a)	1,034,094	38,230,455
Veeco Instruments Inc.(a)(b)	557,691	23,958,405

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

Volterra Semiconductor Corp.(a)	374,958	8,684,027

		354,933,469
SOFTWARE—3.54%
Avid Technology Inc.(a)	406,672	7,100,493
Blackbaud Inc.	613,483	15,889,210
Bottomline Technologies Inc.(a)	450,835	9,787,628
CommVault Systems Inc.(a)	601,913	17,226,750
Computer Programs and Systems Inc.	153,822	7,205,022
CSG Systems International Inc.(a)	475,673	9,009,246
Digi International Inc.(a)	352,267	3,910,164
Ebix Inc.(a)(b)	485,934	11,502,058
Epicor Software Corp.(a)	648,998	6,554,880
EPIQ Systems Inc.	458,256	6,291,855
Interactive Intelligence Inc.(a)	187,463	4,904,032
JDA Software Group Inc.(a)	611,736	17,128,608
MicroStrategy Inc. Class A(a)	117,323	10,027,597
Omnicell Inc.(a)	462,619	6,684,844
Progress Software Corp.(a)	604,949	25,601,442
Quality Systems Inc.(b)	267,124	18,650,598
Smith Micro Software Inc.(a)	423,243	6,661,845
Synchronoss Technologies Inc.(a)	334,616	8,937,593
SYNNEX Corp.(a)	329,624	10,284,269
Take-Two Interactive Software Inc.(a)	1,187,904	14,539,945
Taleo Corp. Class A(a)	565,657	15,640,416
THQ Inc.(a)	909,113	5,509,225

		239,047,720
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(a)	508,704	10,016,382

		10,016,382
TELECOMMUNICATIONS—3.17%
Anixter International Inc.	393,726	23,517,254
Applied Signal Technology Inc.	187,968	7,122,108
ARRIS Group Inc.(a)	1,726,750	19,374,135
Atlantic Tele-Network Inc.	127,300	4,880,682
Black Box Corp.	246,971	9,456,520
Cbeyond Inc.(a)	432,544	6,609,272
Comtech Telecommunications Corp.	386,207	10,709,520
EMS Technologies Inc.(a)	212,948	4,212,111
General Communication Inc. Class A(a)	546,734	6,921,652
Harmonic Inc.(a)	1,360,663	11,660,882
LogMeIn Inc.(a)	228,215	10,119,053
NETGEAR Inc.(a)	500,909	16,870,615
Network Equipment Technologies Inc.(a)	421,727	1,952,596
Neutral Tandem Inc.(a)	464,684	6,710,037
Newport Corp.(a)	512,765	8,906,728
Novatel Wireless Inc.(a)	440,194	4,203,853
NTELOS Holdings Corp.	415,650	7,918,132
Oplink Communications Inc.(a)	274,480	5,069,646
Symmetricom Inc.(a)	610,526	4,328,629
Tekelec(a)	957,983	11,409,578
Tollgrade Communications Inc.(a)	143,355	1,330,334
USA Mobility Inc.	309,623	5,502,001
ViaSat Inc.(a)(b)	573,798	25,482,369

		214,267,707

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

TEXTILES—0.29%
G&K Services Inc. Class A	260,601	8,055,177
UniFirst Corp.	204,957	11,282,883

		19,338,060
TOYS, GAMES & HOBBIES—0.20%
JAKKS Pacific Inc.(a)	385,990	7,032,738
RC2 Corp.(a)	303,716	6,611,897

		13,644,635
TRANSPORTATION—1.63%
Arkansas Best Corp.	353,425	9,690,914
Bristow Group Inc.(a)	506,269	23,971,837
Forward Air Corp.	405,443	11,506,473
Heartland Express Inc.	709,507	11,366,302
Hub Group Inc. Class A(a)	521,566	18,327,829
Knight Transportation Inc.	865,363	16,441,897
Old Dominion Freight Line Inc.(a)	586,283	18,755,193

		110,060,445
WATER—0.13%
American States Water Co.	259,800	8,955,306

		8,955,306

TOTAL COMMON STOCKS
(Cost: $6,700,569,688)		6,744,797,324

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.40%

MONEY MARKET FUNDS—7.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	429,504,486	429,504,486
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	62,422,901	62,422,901
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	8,254,425	8,254,425

		500,181,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $500,181,812)		500,181,812

TOTAL INVESTMENTS IN SECURITIES—107.26%
(Cost: $7,200,751,500)		7,244,979,136
Other Assets, Less Liabilities—(7.26)%		(490,663,090)

NET ASSETS—100.00%		$6,754,316,046

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

December 31, 2010

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—0.92%
AeroVironment Inc.(a)	56,284	$1,510,100
Orbital Sciences Corp.(a)	244,276	4,184,448
Triumph Group Inc.	130,332	11,652,984

		17,347,532
AGRICULTURE—0.15%
Andersons Inc. (The)	77,663	2,823,050

		2,823,050
AIRLINES—0.31%
Allegiant Travel Co.(b)	118,871	5,853,208

		5,853,208
APPAREL—3.54%
Carter’s Inc.(a)	455,375	13,438,116
Crocs Inc.(a)	690,978	11,829,543
Iconix Brand Group Inc.(a)	574,417	11,091,992
Liz Claiborne Inc.(a)	247,381	1,771,248
Maidenform Brands Inc.(a)	185,581	4,411,261
Oxford Industries Inc.	58,628	1,501,463
Perry Ellis International Inc.(a)	44,515	1,222,827
Steven Madden Ltd.(a)	182,390	7,609,311
True Religion Apparel Inc.(a)(b)	201,298	4,480,894
Volcom Inc.	134,967	2,546,827
Wolverine World Wide Inc.	220,495	7,029,381

		66,932,863
AUTO PARTS & EQUIPMENT—0.08%
Superior Industries International Inc.	66,414	1,409,305

		1,409,305
BANKS—1.92%
Bank of the Ozarks Inc.	63,444	2,750,298
Community Bank System Inc.	94,755	2,631,346
First Financial Bancorp	212,297	3,923,249
First Financial Bankshares Inc.	72,485	3,709,782
National Penn Bancshares Inc.	310,159	2,490,577
Signature Bank(a)	321,469	16,073,450
Tompkins Financial Corp.	26,969	1,056,106
UMB Financial Corp.	87,422	3,621,019

		36,255,827
BEVERAGES—0.59%
Boston Beer Co. Inc. (The) Class A(a)	72,084	6,854,468
Peet’s Coffee & Tea Inc.(a)(b)	101,191	4,223,712

		11,078,180
BIOTECHNOLOGY—1.81%
ArQule Inc.(a)	296,302	1,739,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

CryoLife Inc.(a)	90,565	490,862
Enzo Biochem Inc.(a)	272,465	1,438,615
Integra LifeSciences Holdings Corp.(a)	161,152	7,622,490
Regeneron Pharmaceuticals Inc.(a)	575,453	18,892,122
Savient Pharmaceuticals Inc.(a)	350,158	3,900,760

		34,084,142
BUILDING MATERIALS—0.27%
AAON Inc.	56,834	1,603,287
Eagle Materials Inc.	108,959	3,078,092
NCI Building Systems Inc.(a)	33,380	466,986

		5,148,365
CHEMICALS—1.18%
Balchem Corp.	225,940	7,639,031
OM Group Inc.(a)	139,597	5,375,881
PolyOne Corp.(a)	436,729	5,454,745
Quaker Chemical Corp.	90,262	3,761,218

		22,230,875
COMMERCIAL SERVICES—8.87%
Administaff Inc.	88,866	2,603,774
American Public Education Inc.(a)(b)	142,702	5,314,223
Arbitron Inc.	213,393	8,860,077
Capella Education Co.(a)(b)	130,989	8,721,248
Chemed Corp.	180,512	11,464,317
Coinstar Inc.(a)(b)	250,821	14,156,337
Consolidated Graphics Inc.(a)	80,882	3,917,115
CorVel Corp.(a)	51,967	2,512,604
Exponent Inc.(a)	109,640	4,114,789
Forrester Research Inc.	115,885	4,089,582
Healthcare Services Group Inc.	521,956	8,492,224
HealthSpring Inc.(a)	453,220	12,023,927
Hillenbrand Inc.	221,583	4,611,142
HMS Holdings Corp.(a)	218,273	14,137,542
Landauer Inc.	74,667	4,477,780
MAXIMUS Inc.	136,322	8,939,997
Medifast Inc.(a)(b)	106,672	3,080,687
Monro Muffler Brake Inc.	239,235	8,275,139
PAREXEL International Corp.(a)	460,649	9,779,578
Pre-Paid Legal Services Inc.(a)(b)	77,172	4,649,613
TeleTech Holdings Inc.(a)	152,152	3,132,810
TrueBlue Inc.(a)	146,819	2,641,274
Universal Technical Institute Inc.	165,868	3,652,413
Wright Express Corp.(a)	303,195	13,946,970

		167,595,162
COMPUTERS—3.10%
Compellent Technologies Inc.(a)	184,000	5,076,560
iGATE Corp.	230,729	4,547,669
Integral Systems Inc.(a)	64,265	636,866
Manhattan Associates Inc.(a)	173,497	5,298,598
Mercury Computer Systems Inc.(a)	193,621	3,558,754
MTS Systems Corp.	59,584	2,232,017
NCI Inc. Class A(a)	38,087	875,620
NetScout Systems Inc.(a)	276,879	6,370,986
Radiant Systems Inc.(a)	262,255	5,132,330
RadiSys Corp.(a)	80,248	714,207
Sigma Designs Inc.(a)	145,024	2,054,990

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

Stratasys Inc.(a)(b)	163,486	5,336,183
Super Micro Computer Inc.(a)	109,822	1,267,346
Sykes Enterprises Inc.(a)	167,606	3,395,698
Synaptics Inc.(a)(b)	270,368	7,943,412
Tyler Technologies Inc.(a)	198,831	4,127,731

		58,568,967
DISTRIBUTION & WHOLESALE—0.33%
MWI Veterinary Supply Inc.(a)	98,529	6,222,106

		6,222,106
DIVERSIFIED FINANCIAL SERVICES—2.19%
National Financial Partners Corp.(a)	159,395	2,135,893
optionsXpress Holdings Inc.(b)	336,710	5,276,246
Portfolio Recovery Associates Inc.(a)(b)	135,134	10,162,077
Stifel Financial Corp.(a)	278,662	17,288,190
World Acceptance Corp.(a)(b)	123,936	6,543,821

		41,406,227
ELECTRIC—0.22%
El Paso Electric Co.(a)	151,570	4,172,722

		4,172,722
ELECTRICAL COMPONENTS & EQUIPMENT—1.12%
Advanced Energy Industries Inc.(a)	110,351	1,505,188
Belden Inc.	171,011	6,296,625
Greatbatch Inc.(a)	105,518	2,548,260
Littelfuse Inc.	176,047	8,284,772
Vicor Corp.	155,781	2,554,808

		21,189,653
ELECTRONICS—4.42%
American Science and Engineering Inc.	71,075	6,057,722
Analogic Corp.	59,049	2,923,516
Badger Meter Inc.	65,744	2,907,200
Cubic Corp.	80,227	3,782,703
Cymer Inc.(a)	96,179	4,334,787
Daktronics Inc.	120,575	1,919,554
Dionex Corp.(a)	137,965	16,281,250
Electro Scientific Industries Inc.(a)	66,273	1,062,356
FARO Technologies Inc.(a)	64,375	2,114,075
FEI Co.(a)	126,807	3,348,973
II-VI Inc.(a)	201,134	9,324,572
LoJack Corp.(a)	52,258	337,587
OSI Systems Inc.(a)	147,519	5,363,791
Park Electrochemical Corp.	57,432	1,722,960
Plexus Corp.(a)	185,811	5,748,992
Pulse Electronics Corp.	108,659	578,066
Rofin-Sinar Technologies Inc.(a)	88,033	3,119,889
Rogers Corp.(a)	43,947	1,680,973
Sonic Solutions Inc.(a)	387,744	5,816,160
TTM Technologies Inc.(a)	342,093	5,100,607

		83,525,733

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

ENGINEERING & CONSTRUCTION—0.13%
Orion Marine Group Inc.(a)	213,852	2,480,683

		2,480,683
ENTERTAINMENT—0.26%
Pinnacle Entertainment Inc.(a)	159,410	2,234,928
Shuffle Master Inc.(a)	234,877	2,689,342

		4,924,270
ENVIRONMENTAL CONTROL—1.00%
Calgon Carbon Corp.(a)	215,007	3,250,906
Darling International Inc.(a)	651,476	8,651,601
Tetra Tech Inc.(a)	278,872	6,988,532

		18,891,039
FOOD—2.32%
Cal-Maine Foods Inc.(b)	66,985	2,115,386
Calavo Growers Inc.	94,936	2,188,275
Diamond Foods Inc.	104,285	5,545,876
Hain Celestial Group Inc.(a)	132,622	3,588,751
J&J Snack Foods Corp.	66,839	3,224,314
Snyders-Lance Inc.	187,286	4,389,984
TreeHouse Foods Inc.(a)	280,358	14,323,490
United Natural Foods Inc.(a)	228,694	8,388,496

		43,764,572
FOREST PRODUCTS & PAPER—1.18%
Buckeye Technologies Inc.	312,561	6,566,907
Deltic Timber Corp.	36,709	2,068,185
KapStone Paper and Packaging Corp.(a)	303,162	4,638,378
Schweitzer-Mauduit International Inc.	142,727	8,980,383

		22,253,853
GAS—0.78%
Northwest Natural Gas Co.	76,248	3,543,245
Piedmont Natural Gas Co.	205,989	5,759,452
South Jersey Industries Inc.	101,929	5,383,890

		14,686,587
HEALTH CARE - PRODUCTS—5.14%
Abaxis Inc.(a)	176,804	4,747,187
Align Technology Inc.(a)	537,914	10,510,840
American Medical Systems Holdings Inc.(a)	605,621	11,422,012
Cantel Medical Corp.	70,179	1,642,189
Cooper Companies Inc. (The)(b)	361,608	20,372,995
Cyberonics Inc.(a)	190,789	5,918,275
Haemonetics Corp.(a)	195,991	12,382,711
ICU Medical Inc.(a)	46,067	1,681,445
Kensey Nash Corp.(a)	67,572	1,880,529
LCA-Vision Inc.(a)	53,442	307,291
Meridian Bioscience Inc.	186,499	4,319,317
Merit Medical Systems Inc.(a)	131,737	2,085,397
Natus Medical Inc.(a)	133,485	1,892,817
Palomar Medical Technologies Inc.(a)	42,737	607,293
PSS World Medical Inc.(a)	236,074	5,335,272

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

SurModics Inc.(a)	76,241	904,981
West Pharmaceutical Services Inc.	113,328	4,669,114
Zoll Medical Corp.(a)(b)	170,345	6,341,944

		97,021,609
HEALTH CARE - SERVICES—2.28%
Air Methods Corp.(a)	88,241	4,965,321
Almost Family Inc.(a)	65,039	2,498,798
AMERIGROUP Corp.(a)	239,394	10,514,185
Bio-Reference Laboratories Inc.(a)	193,516	4,292,185
Ensign Group Inc. (The)	103,916	2,584,391
Genoptix Inc.(a)	138,924	2,642,335
IPC The Hospitalist Co. Inc.(a)	128,613	5,017,193
LHC Group Inc.(a)	82,396	2,471,880
Magellan Health Services Inc.(a)	172,469	8,154,334

		43,140,622
HOME BUILDERS—0.02%
Skyline Corp.	17,477	455,800

		455,800
HOME FURNISHINGS—0.53%
DTS Inc.(a)	135,745	6,658,292
Universal Electronics Inc.(a)	117,991	3,347,405

		10,005,697
HOUSEHOLD PRODUCTS & WARES—0.23%
Kid Brands Inc.(a)	171,103	1,462,931
WD-40 Co.	71,823	2,893,030

		4,355,961
HOUSEWARES—0.75%
National Presto Industries Inc.	41,276	5,366,293
Toro Co. (The)	141,359	8,713,369

		14,079,662
INSURANCE—0.39%
eHealth Inc.(a)	175,227	2,486,471
Tower Group Inc.	190,790	4,880,408

		7,366,879
INTERNET—3.34%
Blue Coat Systems Inc.(a)	342,073	10,217,721
Blue Nile Inc.(a)(b)	113,959	6,502,501
comScore Inc.(a)	201,203	4,488,839
DealerTrack Holdings Inc.(a)	195,938	3,932,476
eResearchTechnology Inc.(a)	161,663	1,188,223
j2 Global Communications Inc.(a)	361,217	10,457,232
Knot Inc. (The)(a)	107,277	1,059,897
Liquidity Services Inc.(a)	136,416	1,916,645
NutriSystem Inc.(b)	104,312	2,193,681
Perficient Inc.(a)	235,280	2,941,000
RightNow Technologies Inc.(a)	186,609	4,417,035
Sourcefire Inc.(a)	221,636	5,747,021
Stamps.com Inc.	93,615	1,240,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

Websense Inc.(a)	330,826	6,699,226

		63,001,896
LEISURE TIME—0.62%
Brunswick Corp.	351,729	6,591,402
Interval Leisure Group Inc.(a)	320,729	5,176,566

		11,767,968
LODGING—0.02%
Monarch Casino & Resort Inc.(a)	32,270	403,375

		403,375
MACHINERY—0.90%
Cascade Corp.	25,569	1,208,902
Cognex Corp.	177,424	5,219,814
Intevac Inc.(a)	71,563	1,002,598
Lindsay Corp.(b)	99,111	5,890,167
Robbins & Myers Inc.	104,620	3,743,303

		17,064,784
MANUFACTURING—1.79%
A.O. Smith Corp.	150,888	5,745,815
AZZ Inc.	65,541	2,622,295
CLARCOR Inc.	191,592	8,217,381
EnPro Industries Inc.(a)	163,412	6,791,403
ESCO Technologies Inc.	92,868	3,514,125
LSB Industries Inc.(a)	69,728	1,691,601
STR Holdings Inc.(a)(b)	147,938	2,958,760
Sturm, Ruger & Co. Inc.(b)	149,644	2,288,057

		33,829,437
MEDIA—0.52%
DG FastChannel Inc.(a)	192,076	5,547,155
Dolan Co. (The)(a)	242,571	3,376,588
E.W. Scripps Co. (The) Class A(a)	95,000	964,250

		9,887,993
METAL FABRICATE & HARDWARE—0.34%
CIRCOR International Inc.	63,897	2,701,565
Kaydon Corp.	92,596	3,770,509

		6,472,074
MINING—0.63%
AMCOL International Corp.	95,553	2,962,143
Brush Engineered Materials Inc.(a)	104,377	4,033,127
Century Aluminum Co.(a)	166,091	2,579,393
RTI International Metals Inc.(a)	86,309	2,328,617

		11,903,280
MISCELLANEOUS - MANUFACTURING—0.13%
John Bean Technologies Corp.	125,741	2,531,166

		2,531,166

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

OFFICE FURNISHINGS—0.24%
Interface Inc. Class A	285,613	4,469,843

		4,469,843
OIL & GAS—1.32%
Contango Oil & Gas Co.(a)	101,694	5,891,133
Gulfport Energy Corp.(a)	250,643	5,426,421
Petroleum Development Corp.(a)	63,161	2,666,026
PetroQuest Energy Inc.(a)	190,145	1,431,792
Stone Energy Corp.(a)	218,643	4,873,552
Swift Energy Co.(a)	118,572	4,642,094

		24,931,018
OIL & GAS SERVICES—3.54%
Basic Energy Services Inc.(a)	71,490	1,178,155
CARBO Ceramics Inc.	150,069	15,538,144
ION Geophysical Corp.(a)	591,114	5,012,647
Lufkin Industries Inc.	130,951	8,170,033
Oil States International Inc.(a)	400,273	25,653,497
SEACOR Holdings Inc.	112,716	11,394,460

		66,946,936
PHARMACEUTICALS—4.37%
Catalyst Health Solutions Inc.(a)	309,445	14,386,098
Cubist Pharmaceuticals Inc.(a)	469,696	10,051,494
Emergent BioSolutions Inc.(a)	100,924	2,367,677
Hi-Tech Pharmacal Co. Inc.(a)(b)	80,423	2,006,554
Neogen Corp.(a)	179,797	7,377,071
Par Pharmaceutical Companies Inc.(a)	281,922	10,856,816
PetMed Express Inc.(b)	181,134	3,225,997
Salix Pharmaceuticals Ltd.(a)	458,796	21,545,060
ViroPharma Inc.(a)	617,351	10,692,519

		82,509,286
REAL ESTATE—0.17%
Forestar Group Inc.(a)	170,683	3,294,182

		3,294,182
REAL ESTATE INVESTMENT TRUSTS—7.53%
Acadia Realty Trust	187,687	3,423,411
BioMed Realty Trust Inc.	487,104	9,084,490
Colonial Properties Trust	266,561	4,811,426
DiamondRock Hospitality Co.(a)(b)	551,063	6,612,756
EastGroup Properties Inc.	121,677	5,149,371
Entertainment Properties Trust	180,627	8,353,999
Extra Space Storage Inc.	360,281	6,268,889
Healthcare Realty Trust Inc.(b)	183,210	3,878,556
Home Properties Inc.	172,883	9,593,278
Inland Real Estate Corp.	198,374	1,745,691
Kilroy Realty Corp.	178,269	6,501,470
LaSalle Hotel Properties(b)	214,177	5,654,273
Lexington Realty Trust(b)	384,009	3,052,872
LTC Properties Inc.(b)	104,244	2,927,171
Medical Properties Trust Inc.	546,583	5,919,494
Mid-America Apartment Communities Inc.(b)	159,753	10,142,718
National Retail Properties Inc.	403,335	10,688,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

Pennsylvania Real Estate Investment Trust	210,915	3,064,595
Post Properties Inc.(b)	174,147	6,321,536
PS Business Parks Inc.(b)	75,434	4,203,182
Saul Centers Inc.	54,543	2,582,611
Sovran Self Storage Inc.	85,759	3,156,789
Tanger Factory Outlet Centers Inc.	320,625	16,412,794
Universal Health Realty Income Trust	36,590	1,336,633
Urstadt Biddle Properties Inc. Class A(b)	65,514	1,274,247

		142,160,629
RETAIL—9.55%
Big 5 Sporting Goods Corp.	92,104	1,406,428
Biglari Holdings Inc.(a)	11,385	4,670,241
BJ’s Restaurants Inc.(a)	178,954	6,340,340
Buckle Inc. (The)(b)	206,727	7,808,079
Buffalo Wild Wings Inc.(a)	144,047	6,316,461
Cabela’s Inc.(a)(b)	317,889	6,914,086
California Pizza Kitchen Inc.(a)	195,390	3,376,339
Cash America International Inc.	234,266	8,651,443
Cato Corp. (The) Class A	145,212	3,980,261
CEC Entertainment Inc.(a)	162,666	6,316,321
Children’s Place Retail Stores Inc. (The)(a)	94,826	4,707,163
Cracker Barrel Old Country Store Inc.	184,871	10,125,385
DineEquity Inc.(a)(b)	122,631	6,055,519
EZCORP Inc.(a)	394,463	10,701,781
Finish Line Inc. (The) Class A	287,675	4,945,133
First Cash Financial Services Inc.(a)	240,056	7,439,335
Genesco Inc.(a)	108,300	4,060,167
Hibbett Sports Inc.(a)	221,400	8,169,660
HSN Inc.(a)	306,491	9,390,884
Jo-Ann Stores Inc.(a)	208,566	12,559,845
Jos. A. Bank Clothiers Inc.(a)(b)	218,790	8,821,613
Kirkland’s Inc.(a)	124,091	1,740,997
Lumber Liquidators Holdings Inc.(a)(b)	184,296	4,590,813
Men’s Wearhouse Inc. (The)	229,329	5,728,638
P.F. Chang’s China Bistro Inc.(b)	181,900	8,814,874
Papa John’s International Inc.(a)	87,929	2,435,633
Sonic Corp.(a)	186,797	1,890,386
Texas Roadhouse Inc.(a)	460,476	7,906,373
Zumiez Inc.(a)(b)	164,560	4,421,727

		180,285,925
SAVINGS & LOANS—0.18%
Dime Community Bancshares Inc.	96,754	1,411,641
Provident Financial Services Inc.	135,907	2,056,273

		3,467,914
SEMICONDUCTORS—7.89%
ATMI Inc.(a)	89,928	1,793,164
Cabot Microelectronics Corp.(a)	121,503	5,036,299
CEVA Inc.(a)	174,815	3,583,708
Cohu Inc.	58,718	973,544
Cypress Semiconductor Corp.(a)	1,313,341	24,401,876
Diodes Inc.(a)	284,718	7,684,539
Exar Corp.(a)	204,117	1,424,737
Hittite Microwave Corp.(a)	195,232	11,916,961
Kopin Corp.(a)	515,755	2,145,541
Kulicke and Soffa Industries Inc.(a)	559,346	4,027,291
Micrel Inc.	392,726	5,101,511
Microsemi Corp.(a)	324,247	7,425,256

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

MKS Instruments Inc.(a)	147,778	3,619,083
Monolithic Power Systems Inc.(a)	283,380	4,681,438
Pericom Semiconductor Corp.(a)	114,976	1,262,436
Power Integrations Inc.(b)	221,381	8,886,233
Rudolph Technologies Inc.(a)	102,386	842,637
Standard Microsystems Corp.(a)	75,588	2,179,202
Supertex Inc.(a)	38,341	927,085
Tessera Technologies Inc.(a)	235,864	5,224,388
TriQuint Semiconductor Inc.(a)	1,259,721	14,726,139
Ultratech Inc.(a)	93,188	1,852,577
Varian Semiconductor Equipment Associates Inc.(a)	293,068	10,834,724
Veeco Instruments Inc.(a)(b)	316,036	13,576,907
Volterra Semiconductor Corp.(a)	212,572	4,923,168

		149,050,444
SOFTWARE—5.76%
Blackbaud Inc.	347,632	9,003,669
Bottomline Technologies Inc.(a)	255,580	5,548,642
CommVault Systems Inc.(a)	341,082	9,761,767
Computer Programs and Systems Inc.	86,632	4,057,843
CSG Systems International Inc.(a)	269,667	5,107,493
Ebix Inc.(a)(b)	275,451	6,519,925
Epicor Software Corp.(a)	224,591	2,268,369
Interactive Intelligence Inc.(a)	106,216	2,778,611
JDA Software Group Inc.(a)	346,642	9,705,976
MicroStrategy Inc. Class A(a)	66,519	5,685,379
Omnicell Inc.(a)	131,143	1,895,016
Progress Software Corp.(a)	342,815	14,507,931
Quality Systems Inc.(b)	151,375	10,569,002
Smith Micro Software Inc.(a)	239,815	3,774,688
Synchronoss Technologies Inc.(a)	189,705	5,067,020
Take-Two Interactive Software Inc.(a)	303,419	3,713,849
Taleo Corp. Class A(a)	320,532	8,862,710

		108,827,890
STORAGE & WAREHOUSING—0.16%
Mobile Mini Inc.(a)	150,711	2,967,500

		2,967,500
TELECOMMUNICATIONS—3.20%
Applied Signal Technology Inc.	106,393	4,031,231
Atlantic Tele-Network Inc.	72,131	2,765,503
Cbeyond Inc.(a)	245,073	3,744,715
General Communication Inc. Class A(a)	179,322	2,270,217
Harmonic Inc.(a)	347,729	2,980,038
LogMeIn Inc.(a)	70,151	3,110,495
NETGEAR Inc.(a)	283,850	9,560,068
Network Equipment Technologies Inc.(a)	117,078	542,071
Neutral Tandem Inc.(a)	263,295	3,801,980
Newport Corp.(a)	157,685	2,738,988
Novatel Wireless Inc.(a)	249,727	2,384,893
NTELOS Holdings Corp.	129,739	2,471,528
Oplink Communications Inc.(a)	155,548	2,872,972
Symmetricom Inc.(a)	175,757	1,246,117
Tollgrade Communications Inc.(a)	36,601	339,657
USA Mobility Inc.	68,404	1,215,539
ViaSat Inc.(a)	325,162	14,440,444

		60,516,456

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

December 31, 2010

TEXTILES—0.18%
UniFirst Corp.	60,663	3,339,498

		3,339,498
TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.(a)	83,270	1,517,179
RC2 Corp.(a)	68,845	1,498,756

		3,015,935
TRANSPORTATION—1.11%
Forward Air Corp.	133,125	3,778,087
Heartland Express Inc.	173,680	2,782,354
Hub Group Inc. Class A(a)	120,937	4,249,726
Knight Transportation Inc.	239,961	4,559,259
Old Dominion Freight Line Inc.(a)	172,600	5,521,474

		20,890,900
WATER—0.14%
American States Water Co.	78,452	2,704,240

		2,704,240
TOTAL COMMON STOCKS
(Cost: $1,600,348,818)		1,885,511,720

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.99%

MONEY MARKET FUNDS—6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	112,500,050	112,500,050
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	16,350,422	16,350,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	3,215,617	3,215,617

		132,066,089

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,066,089)		132,066,089

TOTAL INVESTMENTS IN SECURITIES—106.81%
(Cost: $1,732,414,907)		2,017,577,809
Other Assets, Less Liabilities—(6.81)%		(128,673,622)

NET ASSETS—100.00%		$1,888,904,187

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—4.01%
AAR Corp.(a)	288,035	$7,912,321
AeroVironment Inc.(a)	58,693	1,574,733
Curtiss-Wright Corp.	338,128	11,225,850
Esterline Technologies Corp.(a)	220,572	15,129,034
GenCorp Inc.(a)	434,720	2,247,502
Kaman Corp.	190,625	5,541,469
Moog Inc. Class A(a)	333,028	13,254,514
Orbital Sciences Corp.(a)	199,415	3,415,979
Teledyne Technologies Inc.(a)	266,232	11,706,221

		72,007,623
AGRICULTURE—0.28%
Alliance One International Inc.(a)(b)	641,649	2,720,592
Andersons Inc. (The)	63,717	2,316,113

		5,036,705
AIRLINES—0.35%
SkyWest Inc.	403,825	6,307,746

		6,307,746
APPAREL—1.26%
K-Swiss Inc. Class A(a)	200,053	2,494,661
Liz Claiborne Inc.(a)(b)	463,116	3,315,911
Oxford Industries Inc.	48,173	1,233,711
Perry Ellis International Inc.(a)	32,484	892,335
Quiksilver Inc.(a)	949,385	4,813,382
SKECHERS U.S.A. Inc. Class A(a)(b)	247,875	4,957,500
Wolverine World Wide Inc.	153,947	4,907,830

		22,615,330
AUTO PARTS & EQUIPMENT—0.32%
Spartan Motors Inc.	240,120	1,462,331
Standard Motor Products Inc.	142,883	1,957,497
Superior Industries International Inc.	109,648	2,326,730

		5,746,558
BANKS—10.10%
Bank Mutual Corp.	337,071	1,611,199
Bank of the Ozarks Inc.	37,592	1,629,613
Boston Private Financial Holdings Inc.	559,699	3,666,028
City Holding Co.	113,511	4,112,504
Columbia Banking System Inc.	288,609	6,078,106
Community Bank System Inc.	155,516	4,318,679
First BanCorp (Puerto Rico)(a)(b)	2,329,336	1,071,495
First Commonwealth Financial Corp.	691,579	4,896,379
First Financial Bancorp	229,659	4,244,098
First Financial Bankshares Inc.	85,552	4,378,551
First Midwest Bancorp Inc.	543,345	6,259,334
Glacier Bancorp Inc.	527,551	7,971,296
Hancock Holding Co.	216,486	7,546,702
Hanmi Financial Corp.(a)(b)	1,106,566	1,272,551

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Home Bancshares Inc.	160,241	3,530,109
Independent Bank Corp. (Massachusetts)	155,312	4,201,190
Nara Bancorp Inc.(a)	279,744	2,747,086
National Penn Bancshares Inc.	637,942	5,122,674
NBT Bancorp Inc.	252,910	6,107,776
Old National Bancorp	697,168	8,289,328
Pinnacle Financial Partners Inc.(a)(b)	248,013	3,368,017
PrivateBancorp Inc.	429,460	6,175,635
S&T Bancorp Inc.	181,530	4,100,763
Simmons First National Corp. Class A	126,104	3,593,964
Sterling Bancorp	195,246	2,044,226
Sterling Bancshares Inc.	747,528	5,247,647
Susquehanna Bancshares Inc.	952,071	9,216,047
Texas Capital Bancshares Inc.(a)	269,820	5,739,071
Tompkins Financial Corp.	35,957	1,408,076
TrustCo Bank Corp. NY	564,329	3,577,846
UMB Financial Corp.	138,195	5,724,037
Umpqua Holdings Corp.	840,076	10,232,126
United Bankshares Inc.(b)	281,495	8,219,654
United Community Banks Inc.(a)	687,289	1,340,214
Whitney Holding Corp.	708,956	10,031,727
Wilmington Trust Corp.	674,063	2,925,433
Wilshire Bancorp Inc.(b)	142,245	1,083,907
Wintrust Financial Corp.	252,095	8,326,698

		181,409,786
BIOTECHNOLOGY—0.79%
Affymetrix Inc.(a)	520,489	2,618,060
Cambrex Corp.(a)	213,745	1,105,062
CryoLife Inc.(a)	121,745	659,858
Martek Biosciences Corp.(a)	245,610	7,687,593
Savient Pharmaceuticals Inc.(a)	191,539	2,133,744

		14,204,317
BUILDING MATERIALS—2.63%
AAON Inc.	35,070	989,325
Apogee Enterprises Inc.	207,082	2,789,394
Comfort Systems USA Inc.	277,063	3,648,920
Drew Industries Inc.	140,862	3,200,385
Eagle Materials Inc.	223,646	6,317,999
NCI Building Systems Inc.(a)	92,992	1,300,958
Quanex Building Products Corp.	275,815	5,232,211
Simpson Manufacturing Co. Inc.	290,054	8,965,569
Texas Industries Inc.	203,973	9,337,884
Universal Forest Products Inc.	141,481	5,503,611

		47,286,256
CHEMICALS—2.02%
A. Schulman Inc.	230,897	5,285,232
American Vanguard Corp.	156,418	1,335,810
Arch Chemicals Inc.	184,379	6,993,496
H.B. Fuller Co.	359,313	7,373,103
OM Group Inc.(a)	97,146	3,741,092
Penford Corp.(a)	84,289	515,006
PolyOne Corp.(a)	280,720	3,506,193
Stepan Co.	56,661	4,321,534
Zep Inc.	160,290	3,186,565

		36,258,031

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

COMMERCIAL SERVICES—4.42%
ABM Industries Inc.	344,737	9,066,583
Administaff Inc.	82,350	2,412,855
AMN Healthcare Services Inc.(a)	284,206	1,745,025
CDI Corp.	95,379	1,773,096
Corinthian Colleges Inc.(a)(b)	621,746	3,239,297
Cross Country Healthcare Inc.(a)	229,170	1,941,070
GEO Group Inc. (The)(a)	472,682	11,656,338
Heartland Payment Systems Inc.	280,014	4,317,816
Heidrick & Struggles International Inc.	128,350	3,677,227
Hillenbrand Inc.	251,176	5,226,972
Kelly Services Inc. Class A(a)	206,893	3,889,588
Kendle International Inc.(a)	108,985	1,186,847
Live Nation Entertainment Inc.(a)	1,094,747	12,502,011
Midas Inc.(a)	104,590	848,225
On Assignment Inc.(a)	269,404	2,195,643
SFN Group Inc.(a)	387,296	3,780,009
StarTek Inc.(a)	87,942	445,866
TeleTech Holdings Inc.(a)	72,566	1,494,134
TrueBlue Inc.(a)	186,946	3,363,158
Viad Corp.	148,402	3,779,799
Volt Information Sciences Inc.(a)	86,745	750,344

		79,291,903
COMPUTERS—1.63%
Agilysys Inc.(a)	143,226	806,362
CACI International Inc. Class A(a)	222,398	11,876,053
CIBER Inc.(a)	514,222	2,406,559
Hutchinson Technology Inc.(a)(b)	170,324	631,902
Insight Enterprises Inc.(a)	339,175	4,463,543
Integral Systems Inc.(a)	69,917	692,878
MTS Systems Corp.	57,501	2,153,988
NCI Inc. Class A(a)	22,581	519,137
RadiSys Corp.(a)	103,807	923,882
Sigma Designs Inc.(a)	69,170	980,139
Super Micro Computer Inc.(a)	83,208	960,220
Sykes Enterprises Inc.(a)	144,156	2,920,601

		29,335,264
DISTRIBUTION & WHOLESALE—1.65%
Brightpoint Inc.(a)	494,094	4,313,441
Pool Corp.	364,610	8,218,309
ScanSource Inc.(a)	196,068	6,254,569
United Stationers Inc.(a)	169,785	10,833,981

		29,620,300
DIVERSIFIED FINANCIAL SERVICES—1.17%
Interactive Brokers Group Inc. Class A	309,675	5,518,408
Investment Technology Group Inc.(a)(b)	306,969	5,025,083
LaBranche & Co. Inc.(a)	263,498	948,593
National Financial Partners Corp.(a)(b)	173,758	2,328,357
Piper Jaffray Companies Inc.(a)	117,050	4,097,921
SWS Group Inc.	213,383	1,077,584
TradeStation Group Inc.(a)	294,623	1,988,705

		20,984,651
ELECTRIC—3.27%
ALLETE Inc.	228,472	8,512,867

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Avista Corp.	415,046	9,346,836
Central Vermont Public Service Corp.	96,603	2,111,741
CH Energy Group Inc.	116,082	5,675,249
El Paso Electric Co.(a)	171,796	4,729,544
NorthWestern Corp.	265,594	7,657,075
UIL Holdings Corp.	369,877	11,081,515
UniSource Energy Corp.	267,226	9,577,380

		58,692,207
ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
Advanced Energy Industries Inc.(a)	181,805	2,479,820
Belden Inc.	185,950	6,846,679
Encore Wire Corp.	139,230	3,491,888
Greatbatch Inc.(a)	73,745	1,780,942
Powell Industries Inc.(a)	65,352	2,148,774

		16,748,103
ELECTRONICS—4.51%
Analogic Corp.	39,653	1,963,220
Badger Meter Inc.	49,853	2,204,500
Bel Fuse Inc. Class B	86,227	2,060,825
Benchmark Electronics Inc.(a)	446,910	8,115,886
Brady Corp. Class A	385,555	12,572,948
Checkpoint Systems Inc.(a)	290,904	5,978,077
CTS Corp.	251,869	2,785,671
Cubic Corp.	41,844	1,972,945
Cymer Inc.(a)	128,121	5,774,413
Daktronics Inc.	148,018	2,356,447
Electro Scientific Industries Inc.(a)	114,298	1,832,197
FARO Technologies Inc.(a)	59,542	1,955,359
FEI Co.(a)	162,417	4,289,433
LoJack Corp.(a)	86,280	557,369
Methode Electronics Inc.	269,312	3,492,977
Park Electrochemical Corp.	98,821	2,964,630
Plexus Corp.(a)	124,417	3,849,462
Pulse Electronics Corp.	204,850	1,089,802
Rofin-Sinar Technologies Inc.(a)	126,908	4,497,619
Rogers Corp.(a)	75,799	2,899,312
Watts Water Technologies Inc. Class A	214,610	7,852,580

		81,065,672
ENERGY - ALTERNATE SOURCES—0.11%
Headwaters Inc.(a)	445,699	2,041,301

		2,041,301
ENGINEERING & CONSTRUCTION—1.42%
Dycom Industries Inc.(a)	257,135	3,792,741
EMCOR Group Inc.(a)	487,339	14,123,084
Insituform Technologies Inc. Class A(a)	287,741	7,628,014

		25,543,839
ENTERTAINMENT—0.31%
Pinnacle Entertainment Inc.(a)	249,470	3,497,570
Shuffle Master Inc.(a)	177,823	2,036,073

		5,533,643

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

ENVIRONMENTAL CONTROL—0.45%
Calgon Carbon Corp.(a)	215,787	3,262,700
Tetra Tech Inc.(a)	194,722	4,879,733

		8,142,433
FOOD—1.94%
Cal-Maine Foods Inc.	36,417	1,150,049
Diamond Foods Inc.	64,291	3,418,995
Hain Celestial Group Inc.(a)	191,706	5,187,564
J&J Snack Foods Corp.	43,061	2,077,263
Nash-Finch Co.	89,351	3,798,311
Sanderson Farms Inc.	141,780	5,550,687
Seneca Foods Corp. Class A(a)	67,450	1,819,801
Snyders-Lance Inc.	165,799	3,886,329
Spartan Stores Inc.	166,717	2,825,853
United Natural Foods Inc.(a)	141,337	5,184,241

		34,899,093
FOREST PRODUCTS & PAPER—0.80%
Clearwater Paper Corp.(a)	84,214	6,593,956
Deltic Timber Corp.	45,114	2,541,723
Neenah Paper Inc.	108,758	2,140,358
Wausau Paper Corp.	361,215	3,110,061

		14,386,098
GAS—2.96%
Laclede Group Inc. (The)	163,598	5,977,871
New Jersey Resources Corp.	302,525	13,041,853
Northwest Natural Gas Co.	125,086	5,812,746
Piedmont Natural Gas Co.	338,524	9,465,131
South Jersey Industries Inc.	124,927	6,598,644
Southwest Gas Corp.	334,055	12,249,797

		53,146,042
HEALTH CARE - PRODUCTS—2.25%
Cantel Medical Corp.	29,192	683,093
CONMED Corp.(a)	206,005	5,444,712
Hanger Orthopedic Group Inc.(a)	238,151	5,046,420
ICU Medical Inc.(a)	44,437	1,621,951
Invacare Corp.	237,713	7,169,424
LCA-Vision Inc.(a)(b)	88,212	507,219
Meridian Bioscience Inc.	125,882	2,915,427
Merit Medical Systems Inc.(a)	85,538	1,354,067
Natus Medical Inc.(a)	89,463	1,268,585
Palomar Medical Technologies Inc.(a)	97,161	1,380,658
PSS World Medical Inc.(a)	186,163	4,207,284
SurModics Inc.(a)	57,720	685,136
Symmetry Medical Inc.(a)	264,830	2,449,677
West Pharmaceutical Services Inc.	139,239	5,736,647

		40,470,300
HEALTH CARE - SERVICES—2.84%
Amedisys Inc.(a)(b)	212,962	7,134,227
AMERIGROUP Corp.(a)	141,849	6,230,008
AmSurg Corp.(a)	226,738	4,750,161
Centene Corp.(a)	361,369	9,157,090

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Gentiva Health Services Inc.(a)	219,175	5,830,055
Healthways Inc.(a)	252,812	2,821,382
LHC Group Inc.(a)	39,304	1,179,120
Magellan Health Services Inc.(a)	85,974	4,064,851
MedCath Corp.(a)	149,309	2,082,861
Molina Healthcare Inc.(a)	124,775	3,474,984
RehabCare Group Inc.(a)	182,662	4,329,089

		51,053,828
HOME BUILDERS—0.83%
M/I Homes Inc.(a)	136,481	2,099,078
Meritage Homes Corp.(a)	235,597	5,230,253
Skyline Corp.	34,475	899,108
Standard-Pacific Corp.(a)	731,963	3,367,030
Winnebago Industries Inc.(a)(b)	214,532	3,260,886

		14,856,355
HOME FURNISHINGS—0.49%
Audiovox Corp. Class A(a)	134,205	1,158,189
Ethan Allen Interiors Inc.	210,482	4,211,745
La-Z-Boy Inc.(a)(b)	379,423	3,422,395
		8,792,329
HOUSEHOLD PRODUCTS & WARES—0.82%
Blyth Inc.	40,027	1,380,131
Central Garden & Pet Co. Class A(a)	401,912	3,970,890
Helen of Troy Ltd.(a)(b)	224,758	6,684,303
Standard Register Co. (The)	94,177	321,144
WD-40 Co.	56,711	2,284,319

		14,640,787
HOUSEWARES—0.34%
Toro Co. (The)	98,781	6,088,861

		6,088,861
INSURANCE—4.22%
Amerisafe Inc.(a)	134,476	2,353,330
Delphi Financial Group Inc. Class A	398,437	11,490,923
Employers Holdings Inc.	240,993	4,212,558
Horace Mann Educators Corp.	289,610	5,224,564
Infinity Property and Casualty Corp.	91,823	5,674,661
Navigators Group Inc. (The)(a)	91,287	4,596,301
Presidential Life Corp.	155,166	1,540,798
ProAssurance Corp.(a)	225,311	13,653,847
RLI Corp.	121,420	6,383,049
Safety Insurance Group Inc.	110,296	5,246,781
Selective Insurance Group Inc.	392,574	7,125,218
Stewart Information Services Corp.(b)	133,314	1,537,110
Tower Group Inc.	128,508	3,287,235
United Fire & Casualty Co.	155,455	3,469,756

		75,796,131
INTERNET—0.79%
DealerTrack Holdings Inc.(a)	116,680	2,341,767
eResearchTechnology Inc.(a)	168,588	1,239,122
InfoSpace Inc.(a)	266,260	2,209,958
Knot Inc. (The)(a)	126,225	1,247,103

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

NutriSystem Inc.(b)	100,420	2,111,833
PCTEL Inc.(a)	137,897	827,382
United Online Inc.	629,818	4,156,799

		14,133,964
IRON & STEEL—0.28%
Gibraltar Industries Inc.(a)	223,231	3,029,245
Olympic Steel Inc.	67,433	1,933,978

		4,963,223
LEISURE TIME—0.69%
Arctic Cat Inc.(a)	89,986	1,317,395
Brunswick Corp.	325,232	6,094,848
Callaway Golf Co.	471,507	3,805,061
Multimedia Games Inc.(a)	203,102	1,133,309

		12,350,613
LODGING—0.16%
Marcus Corp.	159,343	2,114,482
Monarch Casino & Resort Inc.(a)	53,274	665,925

		2,780,407
MACHINERY—2.46%
Albany International Corp. Class A	203,259	4,815,206
Applied Industrial Technologies Inc.	276,997	8,996,862
Astec Industries Inc.(a)	145,922	4,729,332
Briggs & Stratton Corp.	369,239	7,270,316
Cascade Corp.	44,095	2,084,812
Cognex Corp.	128,992	3,794,945
Gerber Scientific Inc.(a)	185,138	1,457,036
Intermec Inc.(a)	352,461	4,462,156
Intevac Inc.(a)	99,198	1,389,764
Robbins & Myers Inc.(b)	145,011	5,188,493

		44,188,922
MANUFACTURING—3.64%
A.O. Smith Corp.	105,321	4,010,624
Actuant Corp. Class A	499,880	13,306,805
AZZ Inc.	31,263	1,250,833
Barnes Group Inc.	333,145	6,886,107
Ceradyne Inc.(a)	182,573	5,756,527
CLARCOR Inc.	192,208	8,243,801
ESCO Technologies Inc.	108,849	4,118,846
Federal Signal Corp.	458,413	3,144,713
Griffon Corp.(a)	341,243	4,347,436
LSB Industries Inc.(a)	55,069	1,335,974
Lydall Inc.(a)	123,843	996,936
Myers Industries Inc.	260,205	2,534,397
Standex International Corp.	92,631	2,770,593
STR Holdings Inc.(a)(b)	167,578	3,351,560
Tredegar Corp.	168,994	3,275,104

		65,330,256
MEDIA—0.08%
E.W. Scripps Co. (The) Class A(a)	137,988	1,400,578

		1,400,578

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

METAL FABRICATE & HARDWARE—1.19%
A.M. Castle & Co.(a)	123,465	2,272,991
CIRCOR International Inc.	66,785	2,823,670
Kaydon Corp.	159,539	6,496,428
Lawson Products Inc.	28,608	712,053
Mueller Industries Inc.	277,539	9,075,525

		21,380,667
MINING—1.02%
AMCOL International Corp.	96,561	2,993,391
Brush Engineered Materials Inc.(a)	52,110	2,013,530
Century Aluminum Co.(a)	261,032	4,053,827
Kaiser Aluminum Corp.	108,529	5,436,218
RTI International Metals Inc.(a)	141,096	3,806,770

		18,303,736
MISCELLANEOUS - MANUFACTURING—0.10%
John Bean Technologies Corp.	91,547	1,842,841

		1,842,841
OFFICE FURNISHINGS—0.18%
Interface Inc. Class A	206,885	3,237,750

		3,237,750
OIL & GAS—2.27%
Holly Corp.	323,904	13,205,566
Penn Virginia Corp.	334,163	5,620,622
Petroleum Development Corp.(a)	113,252	4,780,367
PetroQuest Energy Inc.(a)	233,513	1,758,353
Pioneer Drilling Co.(a)	399,125	3,516,291
Seahawk Drilling Inc.(a)	88,122	788,692
Stone Energy Corp.(a)	153,768	3,427,489
Swift Energy Co.(a)	195,475	7,652,846

		40,750,226
OIL & GAS SERVICES—2.88%
Basic Energy Services Inc.(a)	103,840	1,711,283
Gulf Island Fabrication Inc.	105,505	2,973,131
Hornbeck Offshore Services Inc.(a)	170,311	3,556,094
ION Geophysical Corp.(a)	569,853	4,832,353
Lufkin Industries Inc.	99,239	6,191,521
Matrix Service Co.(a)	194,542	2,369,522
SEACOR Holdings Inc.	51,410	5,197,037
Tetra Technologies Inc.(a)	558,913	6,634,297
World Fuel Services Corp.	506,753	18,324,189

		51,789,427
PHARMACEUTICALS—0.22%
Emergent BioSolutions Inc.(a)	65,030	1,525,604
PharMerica Corp.(a)	215,998	2,473,177

		3,998,781

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

REAL ESTATE—0.11%
Forestar Group Inc.(a)	101,811	1,964,952

		1,964,952
REAL ESTATE INVESTMENT TRUSTS—7.66%
Acadia Realty Trust	121,604	2,218,057
BioMed Realty Trust Inc.	508,661	9,486,528
Cedar Shopping Centers Inc.	346,394	2,178,818
Colonial Properties Trust(b)	369,696	6,673,013
DiamondRock Hospitality Co.(a)(b)	623,682	7,484,184
EastGroup Properties Inc.	85,094	3,601,178
Entertainment Properties Trust	174,101	8,052,171
Extra Space Storage Inc.	308,183	5,362,384
Franklin Street Properties Corp.	509,569	7,261,358
Healthcare Realty Trust Inc.(b)	302,522	6,404,391
Home Properties Inc.	115,964	6,434,842
Inland Real Estate Corp.	373,997	3,291,174
Kilroy Realty Corp.	218,901	7,983,320
Kite Realty Group Trust	466,698	2,524,836
LaSalle Hotel Properties(b)	337,626	8,913,326
Lexington Realty Trust(b)	556,157	4,421,448
LTC Properties Inc.(b)	96,754	2,716,852
Medical Properties Trust Inc.	311,540	3,373,978
Mid-America Apartment Communities Inc.(b)	102,738	6,522,836
National Retail Properties Inc.	238,880	6,330,320
Parkway Properties Inc.	161,540	2,830,181
Pennsylvania Real Estate Investment Trust(b)	212,172	3,082,859
Post Properties Inc.(b)	196,804	7,143,985
PS Business Parks Inc.(b)	67,103	3,738,979
Saul Centers Inc.	33,767	1,598,868
Sovran Self Storage Inc.	123,573	4,548,722
Universal Health Realty Income Trust(b)	49,874	1,821,897
Urstadt Biddle Properties Inc. Class A(b)	81,953	1,593,986

		137,594,491
RETAIL—6.21%
Big 5 Sporting Goods Corp.	75,563	1,153,847
Brown Shoe Co. Inc.	321,540	4,479,052
Casey’s General Stores Inc.	277,586	11,800,181
Cato Corp. (The) Class A	82,535	2,262,284
Children’s Place Retail Stores Inc. (The)(a)	102,867	5,106,318
Christopher & Banks Corp.	260,562	1,602,456
Coldwater Creek Inc.(a)	442,528	1,402,814
Finish Line Inc. (The) Class A	125,709	2,160,938
Fred’s Inc. Class A	287,122	3,950,799
Genesco Inc.(a)	76,192	2,856,438
Group 1 Automotive Inc.(b)	174,059	7,268,704
Haverty Furniture Companies Inc.	136,805	1,775,729
Hot Topic Inc.	328,518	2,059,808
Jack in the Box Inc.(a)	388,089	8,200,321
Lithia Motors Inc. Class A	160,026	2,286,772
MarineMax Inc.(a)	163,188	1,525,808
Men’s Wearhouse Inc. (The)	173,972	4,345,821
Movado Group Inc.(a)	127,474	2,057,430
O’Charley’s Inc.(a)	137,810	992,232
OfficeMax Inc.(a)	623,625	11,038,162
Papa John’s International Inc.(a)	66,655	1,846,343
Pep Boys - Manny, Moe & Jack (The)	385,163	5,172,739
Red Robin Gourmet Burgers Inc.(a)(b)	114,915	2,467,225
Ruby Tuesday Inc.(a)	475,815	6,214,144

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Ruth’s Hospitality Group Inc.(a)	225,483	1,043,986
School Specialty Inc.(a)	118,179	1,646,233
Sonic Automotive Inc.	258,489	3,422,394
Sonic Corp.(a)	281,560	2,849,387
Stage Stores Inc.	268,240	4,651,282
Stein Mart Inc.	198,537	1,836,467
Tuesday Morning Corp.(a)	266,478	1,407,004
Zale Corp.(a)(b)	166,629	709,840

		111,592,958
SAVINGS & LOANS—0.57%
Brookline Bancorp Inc.	432,953	4,697,540
Dime Community Bancshares Inc.	114,154	1,665,507
Provident Financial Services Inc.	254,572	3,851,674

		10,214,721
SEMICONDUCTORS—2.69%
ATMI Inc.(a)	148,000	2,951,120
Brooks Automation Inc.(a)	478,296	4,338,145
Cabot Microelectronics Corp.(a)	55,782	2,312,164
Cohu Inc.	121,358	2,012,116
DSP Group Inc.(a)	172,112	1,400,992
Exar Corp.(a)	137,030	956,469
Microsemi Corp.(a)	312,549	7,157,372
MKS Instruments Inc.(a)	232,622	5,696,913
Pericom Semiconductor Corp.(a)	77,050	846,009
Rudolph Technologies Inc.(a)	136,494	1,123,346
Standard Microsystems Corp.(a)	96,765	2,789,735
Supertex Inc.(a)	60,467	1,462,092
Tessera Technologies Inc.(a)	152,444	3,376,634
Ultratech Inc.(a)	93,571	1,860,191
Varian Semiconductor Equipment Associates Inc.(a)	271,399	10,033,621

		48,316,919
SOFTWARE—1.32%
Avid Technology Inc.(a)(b)	212,209	3,705,169
Digi International Inc.(a)	184,993	2,053,422
Epicor Software Corp.(a)	132,917	1,342,462
EPIQ Systems Inc.	240,639	3,303,974
Omnicell Inc.(a)	121,465	1,755,169
SYNNEX Corp.(a)	173,128	5,401,594
Take-Two Interactive Software Inc.(a)	342,368	4,190,584
THQ Inc.(a)	325,089	1,970,039

		23,722,413
STORAGE & WAREHOUSING—0.14%
Mobile Mini Inc.(a)	128,863	2,537,312

		2,537,312
TELECOMMUNICATIONS—3.15%
Anixter International Inc.	206,614	12,341,054
ARRIS Group Inc.(a)	906,162	10,167,138
Black Box Corp.	129,718	4,966,902
Comtech Telecommunications Corp.	202,848	5,624,975
EMS Technologies Inc.(a)	112,817	2,231,520
General Communication Inc. Class A(a)	120,583	1,526,581
Harmonic Inc.(a)	394,662	3,382,253
LogMeIn Inc.(a)	54,872	2,433,025

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

Network Equipment Technologies Inc.(a)(b)	112,948	522,949
Newport Corp.(a)	124,562	2,163,642
NTELOS Holdings Corp.	98,221	1,871,110
Symmetricom Inc.(a)	156,589	1,110,216
Tekelec(a)	503,156	5,992,588
Tollgrade Communications Inc.(a)	43,264	401,490
USA Mobility Inc.	99,180	1,762,429

		56,497,872
TEXTILES—0.39%
G&K Services Inc. Class A	136,882	4,231,023
UniFirst Corp.	51,892	2,856,654

		7,087,677
TOYS, GAMES & HOBBIES—0.24%
JAKKS Pacific Inc.(a)	126,155	2,298,544
RC2 Corp.(a)	95,692	2,083,215

		4,381,759
TRANSPORTATION—2.14%
Arkansas Best Corp.	185,629	5,089,947
Bristow Group Inc.(a)	265,682	12,580,043
Forward Air Corp.	89,797	2,548,439
Heartland Express Inc.	211,738	3,392,043
Hub Group Inc. Class A(a)	161,512	5,675,532
Knight Transportation Inc.	231,344	4,395,536
Old Dominion Freight Line Inc.(a)	147,553	4,720,220

		38,401,760
WATER—0.12%
American States Water Co.	64,482	2,222,695

		2,222,695

TOTAL COMMON STOCKS
(Cost: $1,692,564,981)		1,792,988,412

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.84%

MONEY MARKET FUNDS—3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	58,060,212	58,060,212
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	8,438,298	8,438,298

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P SMALLCAP 600 VALUE INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,431,095	2,431,095

		68,929,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,929,605)		68,929,605

TOTAL INVESTMENTS IN SECURITIES—103.66%
(Cost: $1,761,494,586)		1,861,918,017
Other Assets, Less Liabilities—(3.66)%		(65,823,630)

NET ASSETS—100.00%		$1,796,094,387

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.30%
Dentsu Inc.	9,800	$304,615

		304,615
AGRICULTURE—0.85%
Japan Tobacco Inc.	231	855,872

		855,872
AIRLINES—0.44%
All Nippon Airways Co. Ltd.(a)	119,000	444,572

		444,572
AUTO MANUFACTURERS—10.14%
Honda Motor Co. Ltd.	80,500	3,191,018
Nissan Motor Co. Ltd.	110,600	1,054,113
Suzuki Motor Corp.	18,900	466,062
Toyota Motor Corp.	137,200	5,447,062

		10,158,255
AUTO PARTS & EQUIPMENT—2.16%
Aisin Seiki Co. Ltd.	9,100	322,351
Bridgestone Corp.	31,500	609,377
Denso Corp.	25,200	870,605
NOK Corp.	4,900	102,223
Toyota Industries Corp.	8,400	261,098

		2,165,654
BANKS—9.25%
Mitsubishi UFJ Financial Group Inc.	728,700	3,944,261
Mizuho Financial Group Inc.	1,109,500	2,093,009
Shinsei Bank Ltd.(a)	77,000	100,635
Sumitomo Mitsui Financial Group Inc.	72,800	2,595,865
Sumitomo Trust and Banking Co. Ltd. (The)	84,000	530,275

		9,264,045
BEVERAGES—0.97%
Asahi Breweries Ltd.	19,600	380,134
Kirin Holdings Co. Ltd.	42,000	589,828

		969,962
BUILDING MATERIALS—1.34%
Asahi Glass Co. Ltd.	49,000	573,343
Daikin Industries Ltd.	13,300	472,277
JS Group Corp.	13,300	293,041

		1,338,661
CHEMICALS—2.99%
Asahi Kasei Corp.	63,000	411,689
JSR Corp.	9,800	183,059

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

Mitsubishi Chemical Holdings Corp.	63,000	428,001
Mitsui Chemicals Inc.	49,000	175,809
Nitto Denko Corp.	8,400	396,153
Shin-Etsu Chemical Co. Ltd.	18,900	1,025,337
Sumitomo Chemical Co. Ltd.	77,000	379,755

		2,999,803
COMMERCIAL SERVICES—0.64%
Dai Nippon Printing Co. Ltd.	28,000	381,826
Toppan Printing Co. Ltd.	28,000	256,162

		637,988
COMPUTERS—1.12%
Fujitsu Ltd.	98,000	682,695
TDK Corp.	6,300	438,876

		1,121,571
COSMETICS & PERSONAL CARE—1.40%
Kao Corp.	28,000	755,367
Shiseido Co. Ltd.	18,200	398,086
Unicharm Corp.	6,300	250,897

		1,404,350
DISTRIBUTION & WHOLESALE—5.57%
ITOCHU Corp.	70,700	716,545
Marubeni Corp.	77,000	542,100
Mitsubishi Corp.	75,600	2,048,811
Mitsui & Co. Ltd.	87,500	1,446,736
Sumitomo Corp.	58,100	823,092

		5,577,284
DIVERSIFIED FINANCIAL SERVICES—2.41%
Credit Saison Co. Ltd.	8,400	138,265
Daiwa Securities Group Inc.	91,000	468,997
Nomura Holdings Inc.	192,500	1,222,335
ORIX Corp.	5,670	558,576
Promise Co. Ltd.(b)	4,200	24,184

		2,412,357
ELECTRIC—3.85%
Chubu Electric Power Co. Inc.	32,900	809,671
Kansai Electric Power Co. Inc. (The)	36,400	899,397
Kyushu Electric Power Co. Inc.	21,000	471,241
Tokyo Electric Power Co. Inc. (The)	68,600	1,677,256

		3,857,565
ELECTRICAL COMPONENTS & EQUIPMENT—4.99%
Fujikura Ltd.	14,000	70,773
Furukawa Electric Co. Ltd.	35,000	157,512
Hitachi Ltd.	231,000	1,233,253
Mitsubishi Electric Corp.	98,000	1,029,480
Nidec Corp.	4,900	496,012
Sharp Corp.	42,000	433,438
Sumitomo Electric Industries Ltd.	37,100	515,983

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

Toshiba Corp.	196,000	1,068,146

		5,004,597
ELECTRONICS—5.63%
Advantest Corp.	9,100	206,112
Fanuc Ltd.	9,800	1,506,763
Hirose Electric Co. Ltd.	1,400	157,943
Hoya Corp.	22,400	544,637
Keyence Corp.	2,151	623,778
Kyocera Corp.	7,700	787,041
Murata Manufacturing Co. Ltd.	9,800	687,529
NEC Corp.	133,000	400,123
NGK Insulators Ltd.	14,000	228,716
Secom Co. Ltd.	10,500	497,781

		5,640,423
ENGINEERING & CONSTRUCTION—0.57%
Kajima Corp.	49,000	130,497
Obayashi Corp.	35,000	161,396
Shimizu Corp.	35,000	149,744
Taisei Corp.	56,000	131,188

		572,825
ENTERTAINMENT—0.26%
Oriental Land Co. Ltd.	2,800	259,614

		259,614
FOOD—0.69%
Ajinomoto Co. Inc.	28,000	292,066
Nippon Meat Packers Inc.	7,000	91,572
Nissin Foods Holdings Co. Ltd.	3,500	125,578
Yakult Honsha Co. Ltd.	6,300	181,687

		690,903
FOREST PRODUCTS & PAPER—0.38%
Nippon Paper Group Inc.	5,600	147,069
Oji Paper Co. Ltd.	49,000	237,433

		384,502
GAS—0.91%
Osaka Gas Co. Ltd.	98,000	380,618
Tokyo Gas Co. Ltd.	119,000	528,204

		908,822
HAND & MACHINE TOOLS—0.48%
SMC Corp.	2,800	480,217

		480,217
HEALTH CARE - PRODUCTS—0.43%
Terumo Corp.	7,700	433,870

		433,870

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

HOME BUILDERS—0.28%
Sekisui House Ltd.	28,000	283,435

		283,435
HOME FURNISHINGS—3.25%
Panasonic Corp.	97,300	1,383,231
Sony Corp.	51,800	1,869,411

		3,252,642
HOUSEWARES—0.10%
TOTO Ltd.	14,000	101,671

		101,671
INSURANCE—3.17%
Dai-ichi Life Insurance Co. Ltd. (The)	462	751,344
MS&AD Insurance Group Holdings Inc.	28,000	702,546
NKSJ Holdings Inc.(a)	77,000	567,733
Tokio Marine Holdings Inc.	38,500	1,152,081

		3,173,704
INTERNET—1.80%
SoftBank Corp.	44,100	1,528,452
Yahoo! Japan Corp.	700	271,870

		1,800,322
IRON & STEEL—2.55%
JFE Holdings Inc.	23,125	806,331
Kobe Steel Ltd.	126,000	320,030
Nippon Steel Corp.	273,000	982,874
Sumitomo Metal Industries Ltd.	182,000	448,801

		2,558,036
MACHINERY - CONSTRUCTION & MINING—1.38%
Komatsu Ltd.	45,500	1,378,380

		1,378,380
MACHINERY - DIVERSIFIED—0.53%
Kubota Corp.	56,000	530,966

		530,966
MANUFACTURING—2.34%
FUJIFILM Holdings Corp.	23,100	836,220
Kawasaki Heavy Industries Ltd.	70,000	235,620
Konica Minolta Holdings Inc.	24,500	254,953
Mitsubishi Heavy Industries Ltd.	175,000	658,098
Nikon Corp.	17,500	355,373

		2,340,264
MEDIA—0.13%
Nippon Television Network Corp.	840	132,258

		132,258

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

METAL FABRICATE & HARDWARE—0.19%
NSK Ltd.	21,000	190,050

		190,050
MINING—0.76%
Mitsubishi Materials Corp.(a)	56,000	178,830
Mitsui Mining & Smelting Co. Ltd.	28,000	92,522
Sumitomo Metal Mining Co. Ltd.	28,000	489,883

		761,235
OFFICE & BUSINESS EQUIPMENT—3.49%
Canon Inc.	57,450	2,982,116
Ricoh Co. Ltd.	35,000	513,532

		3,495,648
OIL & GAS—1.57%
INPEX Corp.	112	656,630
JX Holdings Inc.	112,740	765,918
TonenGeneral Sekiyu K.K.	14,000	153,283

		1,575,831
PACKAGING & CONTAINERS—0.15%
Toyo Seikan Kaisha Ltd.	7,700	146,680

		146,680
PHARMACEUTICALS—4.51%
Astellas Pharma Inc.	21,728	829,149
Daiichi Sankyo Co. Ltd.	32,903	720,901
Eisai Co. Ltd.	12,600	456,741
Ono Pharmaceutical Co. Ltd.	4,900	228,975
Shionogi & Co. Ltd.	15,400	304,373
Taisho Pharmaceutical Co. Ltd.	7,000	153,369
Takeda Pharmaceutical Co. Ltd.	37,100	1,827,440

		4,520,948
REAL ESTATE—2.85%
Daiwa House Industry Co. Ltd.	28,000	344,541
Mitsubishi Estate Co. Ltd.	63,000	1,169,817
Mitsui Fudosan Co. Ltd.	42,000	838,394
Sumitomo Realty & Development Co. Ltd.	21,000	502,053

		2,854,805
RETAIL—2.31%
AEON Co. Ltd.	33,600	420,906
Fast Retailing Co. Ltd.	2,800	446,384
Marui Group Co. Ltd.	12,600	102,844
Seven & I Holdings Co. Ltd.	38,500	1,030,085
Yamada Denki Co. Ltd.	4,550	310,795

		2,311,014
SEMICONDUCTORS—0.85%
Rohm Co. Ltd.	4,900	320,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

Tokyo Electron Ltd.	8,400	532,347

		852,549
TELECOMMUNICATIONS—3.19%
Nippon Telegraph and Telephone Corp.	37,800	1,712,780
NTT Data Corp.	63	218,350
NTT DoCoMo Inc.	721	1,260,561

		3,191,691
TEXTILES—0.84%
Kuraray Co. Ltd.	16,800	241,110
Teijin Ltd.	42,000	179,693
Toray Industries Inc.	70,000	418,593

		839,396
TOYS, GAMES & HOBBIES—1.64%
Nintendo Co. Ltd.	5,600	1,645,373

		1,645,373
TRANSPORTATION—4.18%
Central Japan Railway Co.	91	762,962
East Japan Railway Co.	17,500	1,139,264
Kintetsu Corp.	77,000	241,144
Mitsui O.S.K. Lines Ltd.	56,000	382,516
Nippon Express Co. Ltd.	42,000	189,532
Nippon Yusen K.K.	84,000	372,850
Odakyu Electric Railway Co. Ltd.	28,000	260,995
Tokyu Corp.	49,000	224,746
West Japan Railway Co.	84	314,333
Yamato Holdings Co. Ltd.	21,000	299,316

		4,187,658

TOTAL COMMON STOCKS
(Cost: $122,557,974)		100,012,883

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	17,139	17,139
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	2,491	2,491

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

December 31, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	38,607	38,607

		58,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,237)		58,237

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $122,616,211)		100,071,120
Other Assets, Less Liabilities—0.11%		108,343

NET ASSETS—100.00%		$100,179,463

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2010

Security	Shares	Value

PREFERRED STOCKS—99.68%

AGRICULTURE—1.07%
Archer-Daniels-Midland Co., 6.25%(a)	1,598,719	$62,078,259
CHS Inc., 8.00%(a)	122,982	3,587,385

		65,665,644
AUTO MANUFACTURERS—3.64%
Ford Motor Co., 7.50%	347,338	9,023,841
Ford Motor Co. Capital Trust II, 6.50%	4,125,576	213,952,372

		222,976,213
BANKS—38.53%
BAC Capital Trust I, 7.00%	350,199	8,516,840
BAC Capital Trust II, 7.00%(a)	714,623	17,436,801
BAC Capital Trust III, 7.00%	237,387	5,773,252
BAC Capital Trust IV, 5.88%	230,420	4,937,901
BAC Capital Trust V, 6.00%	214,581	4,654,262
BAC Capital Trust VIII, 6.00%	268,331	5,787,900
BAC Capital Trust X, 6.25%(a)	572,249	12,589,478
BAC Capital Trust XII, 6.88%	570,144	13,825,992
Bank of America Corp., 6.20%	366,846	7,890,857
Bank of America Corp., 6.38%	423,588	9,314,700
Bank of America Corp., 6.50%	36,524	905,065
Bank of America Corp., 6.63%	157,450	3,548,923
Bank of America Corp., 7.25%(a)	709,271	17,533,179
Bank of America Corp., 8.63%	4,161,543	107,534,271
Bank of America Corp. Series 5, 4.00%	1,202,409	21,426,928
Bank of America Corp. Series E, 4.00%(a)	963,206	17,684,462
Bank of America Corp. Series H, 3.00%(a)	1,316,115	20,189,204
Bank of America Corp. Series H, 8.20%	4,548,053	115,975,352
Bank One Capital Trust VI, 7.20%	444,989	11,351,669
Barclays Bank PLC, 6.63%	807,754	18,844,901
Barclays Bank PLC, 7.10%(a)	4,214,264	105,061,602
Barclays Bank PLC, 7.75%	3,477,087	88,387,552
Barclays Bank PLC Series 5, 8.13%(a)	7,563,001	194,369,126
BB&T Capital Trust V, 8.95%(a)	320,823	8,806,591
BB&T Capital Trust VI, 9.60%(a)	538,581	15,564,991
BB&T Capital Trust VII, 8.10%	201,304	5,533,847
BNY Capital V Series F, 5.95%(a)	901,340	22,497,446
Fifth Third Capital Trust V, 7.25%	1,807,414	44,968,460
Fifth Third Capital Trust VI, 7.25%	2,845,746	71,172,108
Fifth Third Capital Trust VII, 8.88%	730,718	19,290,955
Fleet Capital Trust IX, 6.00%	37,322	821,084
Fleet Capital Trust VIII, 7.20%	233,475	5,766,833
HSBC Holdings PLC, 8.00%	5,695,925	151,796,401
HSBC Holdings PLC, 8.13%(a)	2,978,829	79,921,982
HSBC USA Inc., 4.50%	14,661	363,886
HSBC USA Inc. Series F, 3.50%	1,561,268	33,239,396
HSBC USA Inc. Series G, 4.00%(a)	1,179,092	27,909,108
KeyCorp Capital VIII, 7.00%	278,439	6,805,049
KeyCorp Capital IX, 6.75%(a)	1,416,873	34,004,952
KeyCorp Capital X, 8.00%	1,278,651	32,503,308
Lloyds Banking Group PLC, 7.75%	990,915	25,714,244
M&T Capital Trust IV, 8.50%	1,057,033	28,138,218
National City Capital Trust II, 6.63%	2,473,848	61,796,723
National City Capital Trust III, 6.63%	371,444	9,234,098

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2010

PNC Capital Trust D, 6.13%(a)(b)	138,789	3,461,398
PNC Capital Trust E, 7.75%(b)	1,406,909	36,973,569
PNC Financial Services Group Inc. (The), 9.88%(b)	39,546	1,142,879
Regions Financing Trust III, 8.88%(a)	550,063	13,784,579
Santander Finance Preferred SA Unipersonal, 6.50%(a)	884,294	18,950,420
Santander Finance Preferred SA Unipersonal, 6.80%	929,648	20,842,708
Santander Finance Preferred SA Unipersonal, 10.50%(a)	1,061,689	29,578,656
Santander Finance Preferred SA Unipersonal Series 6, 4.00%(a)	1,049,394	19,098,971
SunTrust Capital IX, 7.88%	1,981,604	51,145,199
U.S. Bancorp, 3.50%(a)	747,780	16,840,006
U.S. Bancorp Series D, 7.88%	807,452	21,793,130
UBS Preferred Funding Trust IV Series D, 0.96%	1,332,821	22,551,331
USB Capital VI, 5.75%	96,472	2,393,470
USB Capital VII, 5.88%	120,158	2,964,298
USB Capital VIII, 6.35%	209,077	5,197,654
USB Capital X, 6.50%	412,253	10,508,329
USB Capital XI, 6.60%(a)	2,792,558	70,093,206
USB Capital XII, 6.30%	1,146,801	28,486,537
Wachovia Capital Trust IV, 6.38%	2,555,115	62,804,727
Wachovia Capital Trust IX, 6.38%	787,150	19,426,862
Wachovia Capital Trust X, 7.85%	785,122	20,687,965
Wachovia Preferred Funding Corp., 7.25%	826,014	21,137,698
Wells Fargo & Co. Series J, 8.00%	3,432,111	93,319,098
Wells Fargo Capital IV, 7.00%	4,463,046	113,048,955
Wells Fargo Capital VII, 5.85%	417,108	10,427,700
Wells Fargo Capital VIII, 5.63%	71,362	1,747,655
Wells Fargo Capital IX, 5.63%	538,241	12,998,520
Wells Fargo Capital XI, 6.25%(a)	1,107,091	27,810,126
Wells Fargo Capital XII, 7.88%	2,025,759	54,330,856
Wells Fargo Capital XIV, 8.63%(a)	534,120	14,725,688
Zions Bancorporation, 9.50%	148,579	3,803,622
Zions Bancorporation, 11.00%	53,581	1,462,761
Zions Capital Trust B, 8.00%(a)	1,112,156	28,015,210

		2,360,943,680
DIVERSIFIED FINANCIAL SERVICES—36.26%
Ally Financial Inc., 7.25%	1,096,375	25,578,429
Ally Financial Inc., 7.30%(a)	761,072	17,725,367
Ally Financial Inc., 7.35%	572,512	13,413,956
Ally Financial Inc., 7.38%(a)	1,435,661	33,450,901
Ameriprise Financial Inc., 7.75%	121,376	3,234,670
Capital One Capital II, 7.50%(a)	1,006,889	25,635,394
Citigroup Capital VII, 7.13%	1,005,468	24,985,880
Citigroup Capital VIII, 6.95%	3,991,351	96,590,694
Citigroup Capital IX, 6.00%	3,545,705	79,069,221
Citigroup Capital X, 6.10%	171,962	3,819,276
Citigroup Capital XI, 6.00%(a)	338,343	8,167,600
Citigroup Capital XII, 8.50%	3,245,687	85,880,878
Citigroup Capital XIV, 6.88%(a)	142,444	3,411,534
Citigroup Capital XV, 6.50%	507,448	11,747,421
Citigroup Capital XVI, 6.45%(a)	2,951,608	67,591,823
Citigroup Capital XVII, 6.35%	649,871	14,823,558
Citigroup Capital XIX, 7.25%	511,416	12,683,117
Citigroup Capital XX, 7.88%	331,945	8,441,361
Countrywide Capital IV, 6.75%	214,916	5,093,509
Countrywide Capital V, 7.00%	4,209,752	103,559,899
Credit Suisse (Guernsey) Ltd., 7.90%	1,851,837	49,592,195
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,775,679	62,313,994
Deutsche Bank Capital Funding Trust IX, 6.63%(a)	1,925,557	44,326,322
Deutsche Bank Capital Funding Trust X, 7.35%	737,164	18,539,675
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	924,009	21,390,808
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	2,822,086	71,765,647

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2010

Deutsche Bank Contingent Capital Trust V, 8.05%(a)	2,629,094	68,724,517
General Electric Capital Corp., 5.88%(a)	606,434	15,118,400
General Electric Capital Corp., 6.00%(a)	1,085,827	27,688,589
General Electric Capital Corp., 6.05%	424,303	10,849,428
General Electric Capital Corp., 6.10%(a)	923,880	23,309,492
General Electric Capital Corp., 6.45%	332,772	8,485,686
General Electric Capital Corp., 6.50%	731,915	19,161,535
General Electric Capital Corp., 6.63%	1,051,405	26,789,799
Goldman Sachs Group Inc. (The), 4.00%(a)	44,238	997,125
Goldman Sachs Group Inc. (The) Series A, 3.75%(a)	1,433,757	30,137,572
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,269,411	30,656,276
Goldman Sachs Group Inc. (The) Series D, 4.00%(a)	2,692,115	57,934,315
HSBC Finance Corp., 6.00%(a)	170,423	4,088,448
HSBC Finance Corp., 6.36%	2,070,675	47,294,217
HSBC Finance Corp., 6.88%	140,569	3,567,641
JPMorgan Chase & Co. Series J, 8.63%	2,852,335	78,581,829
JPMorgan Chase Capital X, 7.00%	1,825,253	46,197,153
JPMorgan Chase Capital XI, 5.88%	1,373,797	33,451,957
JPMorgan Chase Capital XII, 6.25%	313,111	7,899,791
JPMorgan Chase Capital XIV, 6.20%	614,790	15,394,342
JPMorgan Chase Capital XVI, 6.35%(a)	692,047	17,377,300
JPMorgan Chase Capital XIX, 6.63%	475,860	12,020,224
JPMorgan Chase Capital XXIV, 6.88%	640,318	16,513,801
JPMorgan Chase Capital XXVI, 8.00%	2,865,516	77,111,036
JPMorgan Chase Capital XXVIII, 7.20%(a)	2,053,999	55,437,433
JPMorgan Chase Capital XXIX, 6.70%	2,115,528	54,030,585
Merrill Lynch Capital Trust I, 6.45%(a)	796,719	17,687,162
Merrill Lynch Capital Trust II, 6.45%	637,714	14,093,479
Merrill Lynch Capital Trust III, 7.00%	485,595	11,596,009
Merrill Lynch Capital Trust III, 7.38%(a)	454,502	11,398,910
Merrill Lynch Capital Trust IV, 7.12%	118,711	2,917,916
Merrill Lynch Capital Trust V, 7.28%	527,051	12,912,750
Morgan Stanley Capital Trust III, 6.25%	3,279,315	73,522,242
Morgan Stanley Capital Trust IV, 6.25%(a)	579,101	13,203,503
Morgan Stanley Capital Trust V, 5.75%(a)	440,796	9,640,209
Morgan Stanley Capital Trust VI, 6.60%	2,898,250	68,688,525
Morgan Stanley Capital Trust VII, 6.60%(a)	1,278,484	30,363,995
Morgan Stanley Capital Trust VIII, 6.45%	951,120	22,303,764
Morgan Stanley Series A, 4.00%(a)	1,749,305	33,726,600
National City Capital Trust IV, 8.00%	813,005	21,154,390
Omnicare Capital Trust II Series B, 4.00%	403,388	15,611,116
RBS Capital Funding Trust V Series E, 5.90%	3,618,866	46,321,485
RBS Capital Funding Trust VII Series G, 6.08%	4,871,637	62,600,535
Repsol International Capital Ltd. Series A, 7.45%	1,918,068	49,255,986
SLM Corp., 3.14%	10,006	189,213
SLM Corp., 6.00%(a)	146,039	2,970,433

		2,221,809,842
ELECTRIC—1.40%
Alabama Power Co. Series 07-B, 5.88%	55,185	1,434,810
Alabama Power Co. Series II, 5.88%	74,314	1,868,997
American Electric Power Co. Inc., 8.75%(a)	699,394	19,471,129
Constellation Energy Group Inc., 8.63%	382,845	10,202,819
Dominion Resources Inc., 8.38%	523,591	14,838,569
Entergy Louisiana LLC, 6.00%	18,067	460,347
FPL Group Capital Trust I, 5.88%	474,718	11,801,490
Georgia Power Co., 6.38%(a)	120,889	3,234,990
NextEra Energy Capital Holdings Inc. Series A, 6.60%(a)	170,250	4,360,103
NextEra Energy Capital Holdings Inc. Series E, 7.45%	194,116	5,076,133
NextEra Energy Capital Holdings Inc. Series F, 8.75%	211,891	5,920,235
PPL Energy Supply LLC, 7.00%	79,581	2,067,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2010

Xcel Energy Inc., 7.60%	195,212	5,354,665

		86,091,801
HOME BUILDERS—0.02%
Pulte Group Inc., 7.38%	54,811	1,337,388

		1,337,388
INSURANCE—10.60%
Aegon NV, 4.00%	59,522	1,246,391
Aegon NV, 6.38%	1,200,652	25,982,109
Aegon NV, 6.50%	581,856	12,655,368
Aegon NV, 6.88%	541,328	12,331,452
Aegon NV, 7.25%	1,292,364	30,913,347
American International Group Inc., 6.45%	813,233	17,541,436
American International Group Inc., 7.70%	1,283,689	31,322,012
Assured Guaranty Municipal Holdings Inc., 6.25%	191,548	4,074,226
Axis Capital Holdings Ltd., 7.25%	108,736	2,723,837
Endurance Specialty Holdings Ltd., 7.75%	100,783	2,597,178
Hartford Financial Services Group Inc., 7.25%(a)	604,052	15,469,772
ING Groep NV, 6.13%	733,257	14,855,787
ING Groep NV, 6.20%	480,612	9,852,546
ING Groep NV, 6.38%	1,165,480	23,775,792
ING Groep NV, 7.05%	872,481	19,936,191
ING Groep NV, 7.20%(a)	1,353,553	31,361,823
ING Groep NV, 7.38%	2,055,385	47,643,824
ING Groep NV, 8.50%	2,775,636	70,195,834
Lincoln National Corp., 6.75%(a)	914,154	22,981,831
MetLife Inc., 4.00%(a)	1,572,570	37,332,812
MetLife Inc., 6.50%	4,580,993	113,608,626
Phoenix Companies Inc. (The), 7.45%	84,765	1,630,879
Protective Life Corp., 8.00%	10,006	225,135
Prudential Financial Inc., 9.00%	881,816	24,241,122
Prudential PLC, 6.50%	869,534	21,442,708
Prudential PLC, 6.75%	720,454	18,068,986
RenaissanceRe Holdings Ltd., 6.08%	147,189	3,347,078
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,297,680	31,961,858

		649,319,960
INVESTMENT COMPANIES—0.05%
Allied Capital Corp., 6.88%(a)	127,230	2,765,980

		2,765,980
MEDIA—1.33%
CBS Corp., 6.75%	723,525	18,283,477
Comcast Corp., 6.63%(a)	454,671	11,571,377
Comcast Corp., 7.00%	186,517	4,728,206
Comcast Corp. Series B, 7.00%	1,084,736	27,443,821
Viacom Inc., 6.85%(a)	775,938	19,693,306

		81,720,187
OIL & GAS—1.08%
Apache Corp., 6.00%(a)	998,863	66,184,662

		66,184,662
REAL ESTATE INVESTMENT TRUSTS—5.03%
Ashford Hospitality Trust Inc., 8.45%	123,463	2,926,073
Capstead Mortgage Corp. Series B, 1.26%	884,910	12,468,382

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

December 31, 2010

CommonWealth REIT, 7.50%	41,118	869,646
CommonWealth REIT Series D, 6.50%(a)	1,097,311	23,954,299
Developers Diversified Realty Corp. Series G, 8.00%	590,360	14,705,868
Developers Diversified Realty Corp. Series H, 7.38%	683,560	16,166,194
Developers Diversified Realty Corp. Series I, 7.50%	558,394	13,367,952
Duke Realty Corp. Series O, 8.38%	948,827	25,077,498
First Industrial Realty Trust Inc., 7.25%	83,082	1,694,873
Hospitality Properties Trust Series C, 7.00%(a)	1,101,368	26,410,805
Kimco Realty Corp. Series G, 7.75%	1,128,524	29,793,034
NorthStar Realty Finance Corp., 8.25%	155,884	3,084,944
Public Storage Series I, 7.25%	1,751,065	44,319,455
Public Storage Series K, 7.25%(a)	1,555,866	39,565,672
Public Storage Series M, 6.63%(a)	882,611	22,029,970
Realty Income Corp. Series E, 6.75%(a)	669,319	16,411,702
Vornado Realty LP, 7.88%	389,676	10,392,659
Weingarten Realty Investors, 6.50%	209,648	4,884,798

		308,123,824
TELECOMMUNICATIONS—0.67%
AT&T Inc., 6.38%(a)	1,237,349	32,925,857
Telephone & Data Systems Inc., 7.60%	180,165	4,541,959
United States Cellular Corp., 7.50%	140,037	3,563,942

		41,031,758
TOTAL PREFERRED STOCKS
(Cost: $5,559,891,858)		6,107,970,939

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.34%

MONEY MARKET FUNDS—3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	122,458,413	122,458,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(b)(c)(d)	17,797,741	17,797,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	64,440,126	64,440,126

		204,696,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,696,280)		204,696,280

TOTAL INVESTMENTS IN SECURITIES—103.02%
(Cost: $5,764,588,138)		6,312,667,219
Other Assets, Less Liabilities—(3.02)%		(185,250,677)

NET ASSETS—100.00%		$6,127,416,542

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series; and iShares Nasdaq Biotechnology, iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Emerging Markets Infrastructure, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P India Nifty 50, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of December 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Series / Index Fund	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Municipal Bonds & Notes	$—	$19,806,542	$—	$19,806,542
Short-Term Investments	115,318	—	—	115,318

	$115,318	$19,806,542	$—	$19,921,860

2013 S&P AMT-Free
Municipal Bonds & Notes	$—	$17,226,312	$—	$17,226,312
Short-Term Investments	181,536	—	—	181,536

	$181,536	$17,226,312	$—	$17,407,848

2014 S&P AMT-Free
Municipal Bonds & Notes	$—	$24,653,774	$—	$24,653,774
Short-Term Investments	143,193	—	—	143,193

	$143,193	$24,653,774	$—	$24,796,967

2015 S&P AMT-Free
Municipal Bonds & Notes	$—	$20,067,373	$—	$20,067,373
Short-Term Investments	142,742	—	—	142,742

	$142,742	$20,067,373	$—	$20,210,115

2016 S&P AMT-Free
Municipal Bonds & Notes	$—	$14,905,001	$—	$14,905,001
Short-Term Investments	68,781	—	—	68,781

	$68,781	$14,905,001	$—	$14,973,782

2017 S&P AMT-Free
Municipal Bonds & Notes	$—	$20,151,618	$—	$20,151,618
Short-Term Investments	39,353	—	—	39,353

	$39,353	$20,151,618	$—	$20,190,971

Nasdaq Biotechnology
Common Stocks	$1,431,223,173	$—	$—	$1,431,223,173
Short-Term Investments	88,421,109	—	—	88,421,109

	$1,519,644,282	$—	$—	$1,519,644,282

Russell Top 200
Common Stocks	$11,529,410	$—	$—	$11,529,410
Short-Term Investments	14,764	—	—	14,764

	$11,544,174	$—	$—	$11,544,174

Russell Top 200 Growth
Common Stocks	$330,275,943	$—	$—	$330,275,943
Short-Term Investments	437,767	—	—	437,767

	$330,713,710	$—	$—	$330,713,710

Russell Top 200 Value
Common Stocks	$211,676,336	$—	$—	$211,676,336
Short-Term Investments	265,450	—	—	265,450

	$211,941,786	$—	$—	$211,941,786

Russell 1000
Common Stocks	$6,438,514,001	$—	$—	$6,438,514,001
Short-Term Investments	75,724,663	—	—	75,724,663

	$6,514,238,664	$—	$—	$6,514,238,664

Russell 1000 Growth
Common Stocks	$12,555,331,954	$—	$—		$12,555,331,954
Short-Term Investments	289,277,805	—	—		289,277,805

	$12,844,609,759	$—	$—		$12,844,609,759

Russell 1000 Value
Common Stocks	$10,666,099,378	$—	$—		$10,666,099,378
Short-Term Investments	156,546,042	—	—		156,546,042

	$10,822,645,420	$—	$—		$10,822,645,420

Russell 2000
Common Stocks	$17,457,527,953	$—	$958,790		$17,458,486,743
Warrants	—	—	0	(a)	0	(a)
Corporate Bonds & Notes	—	—	339,331		339,331
Short-Term Investments	1,674,256,817	—	—		1,674,256,817

	$19,131,784,770	$—	$1,298,121		$19,133,082,891

Russell 2000 Growth
Common Stocks	$4,069,491,891	$—	$425,750		$4,069,917,641
Warrants	—	—	0	(a)	0	(a)
Corporate Bonds & Notes	—	—	90,620		90,620
Short-Term Investments	365,010,776	—	—		365,010,776

	$4,434,502,667	$—	$516,370		$4,435,019,037

Russell 2000 Value
Common Stocks	$4,700,325,341	$—	$6,205		$4,700,331,546
Corporate Bonds & Notes	—	—	74,243		74,243
Short-Term Investments	352,956,651	—	—		352,956,651

	$5,053,281,992	$—	$80,448		$5,053,362,440

Russell 3000
Common Stocks	$3,243,833,294	$—	$11,402		$3,243,844,696
Warrants	—	—	0	(a)	0	(a)
Corporate Bonds & Notes	—	—	6,198		6,198
Short-Term Investments	49,037,917	—	—		49,037,917

	$3,292,871,211	$—	$17,600		$3,292,888,811

Russell 3000 Growth
Common Stocks	$332,400,579	$—	$982		$332,401,561
Warrants	—	—	0	(a)	0	(a)
Corporate Bonds & Notes	—	—	665		665
Short-Term Investments	4,320,695	—	—		4,320,695

	$336,721,274	$—	$1,647		$336,722,921

Russell 3000 Value
Common Stocks	$323,244,441	$—	$48		$323,244,489
Corporate Bonds & Notes	—	—	409		409
Short-Term Investments	5,161,127	—	—		5,161,127

	$328,405,568	$—	$457		$328,406,025

Russell Microcap
Common Stocks	$531,115,911	$—	$121,245		$531,237,156
Rights	—	—	114,815		114,815
Convertible Notes	—	—	0	(a)	0	(a)
Short-Term Investments	54,896,497	—	—		54,896,497

	$586,012,408	$—	$236,060		$586,248,468

Russell Midcap
Common Stocks	$6,008,085,159	$—	$—	$6,008,085,159
Short-Term Investments	286,954,507	—	—	286,954,507

	$6,295,039,666	$—	$—	$6,295,039,666

Russell Midcap Growth
Common Stocks	$3,155,324,530	$—	$—	$3,155,324,530
Short-Term Investments	193,072,734	—	—	193,072,734

	$3,348,397,264	$—	$—	$3,348,397,264

Russell Midcap Value
Common Stocks	$3,094,119,841	$—	$—	$3,094,119,841
Short-Term Investments	119,083,832	—	—	119,083,832

	$3,213,203,673	$—	$—	$3,213,203,673

S&P 100
Common Stocks	$2,410,674,667	$—	$—	$2,410,674,667
Short-Term Investments	2,131,139	—	—	2,131,139

	$2,412,805,806	$—	$—	$2,412,805,806

S&P 1500
Common Stocks	$322,729,103	$—	$—	$322,729,103
Short-Term Investments	3,335,659	—	—	3,335,659

	$326,064,762	$—	$—	$326,064,762

S&P 500
Common Stocks	$25,726,771,938	$—	$—	$25,726,771,938
Short-Term Investments	392,483,096	—	—	392,483,096

	$26,119,255,034	$—	$—	$26,119,255,034

S&P 500 Growth
Common Stocks	$5,814,342,938	$—	$—	$5,814,342,938
Short-Term Investments	59,983,995	—	—	59,983,995

	$5,874,326,933	$—	$—	$5,874,326,933

S&P 500 Value
Common Stocks	$4,105,936,808	$—	$—	$4,105,936,808
Short-Term Investments	30,091,947	—	—	30,091,947

	$4,136,028,755	$—	$—	$4,136,028,755

S&P Asia 50
Common Stocks	$209,358,672	$—	$—	$209,358,672
Short-Term Investments	3,096,010	—	—	3,096,010

	$212,454,682	$—	$—	$212,454,682

S&P Developed ex-U.S. Property
Common Stocks	$142,685,953	$—	$295	$142,686,248
Short-Term Investments	2,559,565	—	—	2,559,565

	$145,245,518	$—	$295	$145,245,813

S&P Emerging Markets Infrastructure
Common Stocks	$91,789,087	$—	$—	$91,789,087
Exchange-Traded Funds	9,776,433	—	—	9,776,433
Preferred Stocks	7,091,495	—	—	7,091,495
Short-Term Investments	3,772,055	—	—	3,772,055

	$112,429,070	$—	$—	$112,429,070

S&P Europe 350
Common Stocks	$1,149,437,927	$—	$28	$1,149,437,955
Preferred Stocks	3,137,896	—	—	3,137,896
Short-Term Investments	2,328,331	—	—	2,328,331

	$1,154,904,154	$—	$28	$1,154,904,182

S&P Global 100
Common Stocks	$950,405,568	$—	$—	$950,405,568
Short-Term Investments	6,617,989	—	—	6,617,989

	$957,023,557	$—	$—	$957,023,557

S&P Global Clean Energy
Common Stocks	$45,068,815	$—	$—	$45,068,815
Preferred Stocks	5,367,276	—	—	5,367,276
Short-Term Investments	15,578,895	—	—	15,578,895

	$66,014,986	$—	$—	$66,014,986

S&P Global Consumer Discretionary Sector
Common Stocks	$129,319,049	$—	$577,034	$129,896,083
Preferred Stocks	447,086	—	—	447,086
Short-Term Investments	470,719	—	—	470,719

	$130,236,854	$—	$577,034	$130,813,888

S&P Global Consumer Staples Sector
Common Stocks	$319,535,622	$—	$813,296	$320,348,918
Preferred Stocks	4,837,646	—	—	4,837,646
Short-Term Investments	2,627,835	—	—	2,627,835

	$327,001,103	$—	$813,296	$327,814,399

S&P Global Energy Sector
Common Stocks	$1,274,806,495	$—	$—	$1,274,806,495
Preferred Stocks	34,989,226	—	—	34,989,226
Short-Term Investments	3,750,201	—	—	3,750,201

	$1,313,545,922	$—	$—	$1,313,545,922

S&P Global Financials Sector
Common Stocks	$284,526,780	$—	$88	$284,526,868
Preferred Stocks	2,614,630	—	—	2,614,630
Short-Term Investments	2,549,092	—	—	2,549,092

	$289,690,502	$—	$88	$289,690,590

S&P Global Healthcare Sector
Common Stocks	$475,454,019	$—	$—	$475,454,019
Short-Term Investments	2,484,351	—	—	2,484,351

	$477,938,370	$—	$—	$477,938,370

S&P Global Industrials Sector
Common Stocks	$198,785,017	$—	$—	$198,785,017
Short-Term Investments	2,272,145	—	—	2,272,145

	$201,057,162	$—	$—	$201,057,162

S&P Global Infrastructure
Common Stocks	$464,815,265	$—	$—	$464,815,265
Preferred Stocks	2,034,100	—	—	2,034,100
Short-Term Investments	4,946,146	—	—	4,946,146

	$471,795,511	$—	$—	$471,795,511

S&P Global Materials Sector
Common Stocks	$747,526,428	$—	$—	$747,526,428
Preferred Stocks	28,605,093	—	—	28,605,093
Short-Term Investments	2,839,499	—	—	2,839,499

	$778,971,020	$—	$—	$778,971,020

S&P Global Nuclear Energy
Common Stocks	$17,246,756	$—	$—	$17,246,756
Short-Term Investments	39,032	—	—	39,032

	$17,285,788	$—	$—	$17,285,788

S&P Global Technology Sector
Common Stocks	$599,859,884	$—	$—	$599,859,884
Short-Term Investments	5,552,297	—	—	5,552,297

	$605,412,181	$—	$—	$605,412,181

S&P Global Telecommunications Sector
Common Stocks	$405,476,698	$—	$—	$405,476,698
Preferred Stocks	1,591,833	—	—	1,591,833
Short-Term Investments	1,343,490	—	—	1,343,490

	$408,412,021	$—	$—	$408,412,021

S&P Global Timber & Forestry
Common Stocks	$166,373,353	$—	$—	$166,373,353
Short-Term Investments	9,773,901	—	—	9,773,901

	$176,147,254	$—	$—	$176,147,254

S&P Global Utilities Sector
Common Stocks	$249,121,138	$—	$—	$249,121,138
Preferred Stocks	2,408,492	—	—	2,408,492
Short-Term Investments	2,691,499	—	—	2,691,499

	$254,221,129	$—	$—	$254,221,129

S&P India Nifty 50
Common Stocks	$174,563,654	$—	$—	$174,563,654
Short-Term Investments	216,350	—	—	216,350

	$174,780,004	$—	$—	$174,780,004

S&P Latin America 40
Common Stocks	$2,213,885,075	$—	$—	$2,213,885,075
Preferred Stocks	1,095,486,210	—	—	1,095,486,210
Short-Term Investments	102,883,760	—	—	102,883,760

	$3,412,255,045	$—	$—	$3,412,255,045

S&P MidCap 400
Common Stocks	$9,300,577,100	$—	$—	$9,300,577,100
Short-Term Investments	716,579,992	—	—	716,579,992

	$10,017,157,092	$—	$—	$10,017,157,092

S&P MidCap 400 Growth
Common Stocks	$2,959,224,955	$—	$—	$2,959,224,955
Short-Term Investments	245,235,924	—	—	245,235,924

	$3,204,460,879	$—	$—	$3,204,460,879

S&P MidCap 400 Value
Common Stocks	$2,078,162,700	$—	$—	$2,078,162,700
Short-Term Investments	75,993,028	—	—	75,993,028

	$2,154,155,728	$—	$—	$2,154,155,728

S&P SmallCap 600
Common Stocks	$6,744,797,324	$—	$—	$6,744,797,324
Short-Term Investments	500,181,812	—	—	500,181,812

	$7,244,979,136	$—	$—	$7,244,979,136

S&P SmallCap 600 Growth
Common Stocks	$1,885,511,720	$—	$—	$1,885,511,720
Short-Term Investments	132,066,089	—	—	132,066,089

	$2,017,577,809	$—	$—	$2,017,577,809

S&P SmallCap 600 Value
Common Stocks	$1,792,988,412	$—	$—	$1,792,988,412
Short-Term Investments	68,929,605	—	—	68,929,605

	$1,861,918,017	$—	$—	$1,861,918,017

S&P/TOPIX 150
Common Stocks	$100,012,883	$—	$—	$100,012,883
Short-Term Investments	58,237	—	—	58,237

	$100,071,120	$—	$—	$100,071,120

S&P U.S. Preferred Stock
Preferred Stocks	$6,107,970,939	$—	$—	$6,107,970,939
Short-Term Investments	204,696,280	—	—	204,696,280

	$6,312,667,219	$—	$—	$6,312,667,219

(a)	Rounds to less than $1.

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the nine months ended December 31, 2010. A reconciliation is presented when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation/ Depreciation	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Unrealized Appreciation/ Depreciation From Investments Still Held at End of Period
S&P Global Consumer Discretionary Sector
Common Stocks	$385,301	$191,733	$—	$—	$577,034	$191,733

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of December 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series / Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$19,917,625	$31,940	$(27,705)	$4,235
2013 S&P AMT-Free	17,383,238	41,424	(16,814)	24,610
2014 S&P AMT-Free	24,886,375	93,472	(182,880)	(89,408)
2015 S&P AMT-Free	20,181,051	142,403	(113,339)	29,064
2016 S&P AMT-Free	14,850,256	170,436	(46,910)	123,526
2017 S&P AMT-Free	20,160,988	225,379	(195,396)	29,983
Nasdaq Biotechnology	1,852,077,956	52,995,373	(385,429,047)	(332,433,674)
Russell Top 200	10,206,480	1,475,276	(137,582)	1,337,694
Russell Top 200 Growth	306,076,176	30,982,222	(6,344,688)	24,637,534
Russell Top 200 Value	198,766,649	16,642,461	(3,467,324)	13,175,137
Russell 1000	6,926,290,399	489,288,171	(901,339,906)	(412,051,735)
Russell 1000 Growth	11,520,750,596	1,950,925,040	(627,065,877)	1,323,859,163
Russell 1000 Value	11,403,291,846	939,936,399	(1,520,582,825)	(580,646,426)
Russell 2000	21,556,898,272	369,648,671	(2,793,464,052)	(2,423,815,381)
Russell 2000 Growth	4,241,593,446	536,736,256	(343,310,665)	193,425,591
Russell 2000 Value	5,183,091,126	504,360,907	(634,089,593)	(129,728,686)
Russell 3000	3,598,976,097	320,738,676	(626,825,962)	(306,087,286)
Russell 3000 Growth	309,555,756	49,041,450	(21,874,285)	27,167,165
Russell 3000 Value	391,755,985	24,792,771	(88,142,731)	(63,349,960)
Russell Microcap	622,349,868	50,454,679	(86,556,079)	(36,101,400)
Russell Midcap	5,871,485,516	1,046,375,933	(622,821,783)	423,554,150
Russell Midcap Growth	2,899,819,741	598,874,506	(150,296,983)	448,577,523
Russell Midcap Value	3,306,211,851	290,329,920	(383,338,098)	(93,008,178)

S&P 100	2,899,091,470	111,597,032	(597,882,696)	(486,285,664)
S&P 1500	329,988,407	39,370,558	(43,294,203)	(3,923,645)
S&P 500	28,622,246,366	1,600,309,219	(4,103,300,551)	(2,502,991,332)
S&P 500 Growth	5,239,687,277	845,112,439	(210,472,783)	634,639,656
S&P 500 Value	4,498,159,850	306,078,540	(668,209,635)	(362,131,095)
S&P Asia 50	170,963,776	48,290,556	(6,799,650)	41,490,906
S&P Developed ex-U.S. Property	156,588,768	10,098,367	(21,441,322)	(11,342,955)
S&P Emerging Markets Infrastructure	100,491,777	14,313,434	(2,376,141)	11,937,293
S&P Europe 350	1,348,747,792	127,067,420	(320,911,030)	(193,843,610)
S&P Global 100	1,100,708,416	56,750,296	(200,435,155)	(143,684,859)
S&P Global Clean Energy	78,427,932	5,974,935	(18,387,881)	(12,412,946)
S&P Global Consumer Discretionary Sector	103,971,382	29,814,061	(2,971,555)	26,842,506
S&P Global Consumer Staples Sector	312,224,579	30,702,463	(15,112,643)	15,589,820
S&P Global Energy Sector	1,233,990,080	165,885,147	(86,329,305)	79,555,842
S&P Global Financials Sector	370,732,005	16,641,325	(97,682,740)	(81,041,415)
S&P Global Healthcare Sector	541,125,469	22,923,740	(86,110,839)	(63,187,099)
S&P Global Industrials Sector	189,059,347	25,345,983	(13,348,168)	11,997,815
S&P Global Infrastructure	443,064,564	68,938,049	(40,207,102)	28,730,947
S&P Global Materials Sector	713,635,848	114,571,929	(49,236,757)	65,335,172
S&P Global Nuclear Energy	15,447,323	2,949,052	(1,110,587)	1,838,465
S&P Global Technology Sector	588,538,797	78,364,389	(61,491,005)	16,873,384
S&P Global Telecommunications Sector	460,806,711	12,121,193	(64,515,883)	(52,394,690)
S&P Global Timber & Forestry	164,937,109	16,215,163	(5,005,018)	11,210,145
S&P Global Utilities Sector	308,371,709	5,625,876	(59,776,456)	(54,150,580)
S&P India Nifty 50	156,402,766	19,891,569	(1,514,331)	18,377,238
S&P Latin America 40	3,243,924,577	439,935,229	(271,604,761)	168,330,468
S&P MidCap 400	9,132,242,073	1,560,468,021	(675,553,002)	884,915,019
S&P MidCap 400 Growth	2,841,682,049	447,214,907	(84,436,077)	362,778,830
S&P MidCap 400 Value	2,097,529,517	242,498,151	(185,871,940)	56,626,211
S&P SmallCap 600	7,424,016,240	752,334,837	(931,371,941)	(179,037,104)
S&P SmallCap 600 Growth	1,759,955,313	307,528,935	(49,906,439)	257,622,496
S&P SmallCap 600 Value	1,828,508,278	206,592,752	(173,183,013)	33,409,739
S&P/TOPIX 150	123,665,674	6,111,000	(29,705,554)	(23,594,554)
S&P U.S. Preferred Stock	5,790,983,447	605,387,532	(83,703,760)	521,683,772

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of December 31, 2010, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the nine months ended December 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	26	93	—	119	$22,679	$109	$—
PNC Financial Services Group Inc. (The)	424	253	(13)	664	40,318	160	(28)

					62,997	269	(28)

Russell Top 200 Growth
BlackRock Inc.	437	1,885	(85)	2,237	426,327	1,822	(5,635)

Russell Top 200 Value
BlackRock Inc.	777	2,227	(14)	2,990	569,834	2,982	(576)
PNC Financial Services Group Inc. (The)	18,880	7,409	(910)	25,379	1,541,013	6,456	(5,302)

					2,110,847	9,438	(5,878)

Russell 1000
BlackRock Inc.	14,732	34,240	(2,806)	46,166	8,798,316	47,669	(19,277)
PNC Financial Services Group Inc. (The)	238,706	67,954	(46,803)	259,857	15,778,517	72,581	244,831

					24,576,833	120,250	225,554

Russell 1000 Growth
BlackRock Inc.	21,001	43,899	(4,099)	60,801	11,587,455	64,569	49,454

Russell 1000 Value
BlackRock Inc.	33,453	75,561	(7,265)	101,749	19,391,324	103,627	(72,828)
PNC Financial Services Group Inc. (The)	822,919	225,958	(179,982)	868,895	52,759,304	241,437	793,047

					72,150,628	345,064	720,219

Russell 2000
BlackRock Kelso Capital Corp.	161,799	3,890,292	(2,990,863)	1,061,228	11,737,182	687,928	1,291,765
PennyMac Mortgage Investment Trust	190,113	1,094,838	(1,034,256)	250,695	4,550,114	164,124	2,725

					16,287,296	852,052	1,294,490

Russell 2000 Value
BlackRock Kelso Capital Corp.	95,140	647,168	(160,509)	581,799	6,434,697	390,010	93,397
PennyMac Mortgage Investment Trust	103,766	89,407	(56,659)	136,514	2,477,729	106,088	8,058

					8,912,426	496,098	101,455

Russell 3000
BlackRock Inc.	7,703	14,691	(999)	21,395	4,077,459	22,865	893
BlackRock Kelso Capital Corp.	2,384	13,781	(1,221)	14,944	165,281	10,146	829
PennyMac Mortgage Investment Trust	3,542	368	(444)	3,466	62,908	2,633	(528)
PNC Financial Services Group Inc. (The)	124,732	15,334	(20,170)	119,896	7,280,085	36,135	51,568

					11,585,733	71,779	52,762

Russell 3000 Growth
BlackRock Inc.	551	1,064	(142)	1,473	280,724	1,518	(1,328)

Russell 3000 Value
BlackRock Inc.	1,246	1,873	(294)	2,825	538,388	3,201	(2,119)
BlackRock Kelso Capital Corp.	553	2,903	(370)	3,086	34,131	2,116	801
PennyMac Mortgage Investment Trust	791	173	(200)	764	13,867	580	(323)
PNC Financial Services Group Inc. (The)	30,327	2,166	(8,349)	24,144	1,466,024	7,927	59,427

					2,052,410	13,824	57,786

Russell Microcap
PennyMac Mortgage Investment Trust	25,146	32,212	(21,533)	35,825	650,224	23,966	10,059

S&P 1500
PNC Financial Services Group Inc. (The)	13,828	672	(1,411)	13,089	794,764	4,008	13,369

S&P 500
PNC Financial Services Group Inc. (The)	1,113,788	435,224	(365,504)	1,183,508	71,862,606	341,487	2,929,149

S&P 500 Value
PNC Financial Services Group Inc. (The)	386,710	61,887	(62,562)	386,035	23,440,045	116,816	277,159

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	11,200	14,400	—	25,600	2,037,760	7,729	—
iShares MSCI Malaysia Index Fund	127,727	164,196	—	291,923	4,197,853	85,878	—
iShares MSCI South Korea Index Fund	25,322	32,544	—	57,866	3,540,820	18,167	—

					9,776,433	111,774	—

S&P Global Financials Sector
PNC Financial Services Group Inc. (The)	34,000	6,596	(9,480)	31,116	1,889,364	9,747	137,871

S&P U.S. Preferred Stock
PNC Capital Trust D	—	144,315	(5,526)	138,789	3,461,398	33,541	580
PNC Capital Trust E	1,208,780	431,975	(233,846)	1,406,909	36,973,569	2,003,232	547,882
PNC Financial Services Group Inc. (The)	—	41,102	(1,556)	39,546	1,142,879	15,224	(565)

					$41,577,846	$2,051,997	$547,897

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of December 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	February 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	February 16, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	February 16, 2011